UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Emerging Markets Index Portfolio Class I - IEPIX

Voya Emerging Markets Index Portfolio Class S - IEPSX

Voya Global High Dividend Low Volatility Portfolio Class ADV - IGHAX

Voya Global High Dividend Low Volatility Portfolio Class I - IIGZX

Voya Global High Dividend Low Volatility Portfolio Class S - IGHSX

Voya Global High Dividend Low Volatility Portfolio Class S2 - IWTTX

Voya Index Plus LargeCap Portfolio Class ADV - VIPAX

Voya Index Plus LargeCap Portfolio Class I - IPLIX

Voya Index Plus LargeCap Portfolio Class S - IPLSX

Voya Index Plus MidCap Portfolio Class I - IPMIX

Voya Index Plus MidCap Portfolio Class S - IPMSX

Voya Index Plus SmallCap Portfolio Class I - IPSIX

Voya Index Plus SmallCap Portfolio Class S - IPSSX

Voya International Index Portfolio Class ADV - IIIAX

Voya International Index Portfolio Class I - IIIIX

Voya International Index Portfolio Class S - INTIX

Voya International Index Portfolio Class S2 - ISIIX

Voya Russell™ Large Cap Growth Index Portfolio Class ADV - IRLAX

Voya Russell™ Large Cap Growth Index Portfolio Class I - IRLNX

Voya Russell™ Large Cap Growth Index Portfolio Class S - IRLSX

Voya Russell™ Large Cap Index Portfolio Class ADV - IRLIX

Voya Russell™ Large Cap Index Portfolio Class I - IIRLX

Voya Russell™ Large Cap Index Portfolio Class S - IRLCX

Voya Russell™ Large Cap Index Portfolio Class S2 - IRLUX

Voya Russell™ Large Cap Value Index Portfolio Class ADV - IRVAX

Voya Russell™ Large Cap Value Index Portfolio Class I - IRVIX

Voya Russell™ Large Cap Value Index Portfolio Class S - IRVSX

Voya Russell™ Mid Cap Growth Index Portfolio Class I - IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio Class S - IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio Class S2 - IRGVX

Voya Russell™ Mid Cap Index Portfolio Class ADV - IRMAX

Voya Russell™ Mid Cap Index Portfolio Class I - IIRMX

Voya Russell™ Mid Cap Index Portfolio Class S - IRMCX

Voya Russell™ Mid Cap Index Portfolio Class S2 - IRMTX

Voya Russell™ Small Cap Index Portfolio Class ADV - IRSIX

Voya Russell™ Small Cap Index Portfolio Class I - IIRSX

Voya Russell™ Small Cap Index Portfolio Class S - IRSSX

Voya Russell™ Small Cap Index Portfolio Class S2 - IRCIX

Voya Small Company Portfolio Class ADV - IASCX

Voya Small Company Portfolio Class I - IVCSX

Voya Small Company Portfolio Class R6 - VSPRX

Voya Small Company Portfolio Class S - IVPSX

Voya U.S. Bond Index Portfolio Class ADV - ILUAX

Voya U.S. Bond Index Portfolio Class I - ILBAX

Voya U.S. Bond Index Portfolio Class S - ILABX

Voya U.S. Bond Index Portfolio Class S2 - IUSBX

Voya VACS Index Series EM Portfolio VACS Index Series - VVIEX

Voya VACS Index Series I Portfolio VACS Index Series - VVIIX

Voya VACS Index Series MC Portfolio VACS Index Series - VVIMX

Voya VACS Index Series SC Portfolio VACS Index Series - VVICX

Voya Emerging Markets Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IEPIX

This semi-annual shareholder report contains important information about Voya Emerging Markets Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.56%

Fund Statistics

  Total Net Assets$100,752,260
  # of Portfolio Holdings1,116
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	4.2%
Tencent Holdings Ltd.	4.1%
Alibaba Group Holding Ltd.	1.8%
Reliance Industries Ltd.	1.5%
SK hynix, Inc.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%
PDD Holdings, Inc.	1.0%
ICICI Bank Ltd.	1.0%
Meituan - Class B	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	2.8%
Preferred Stock	1.9%
Common Stock	96.0%

Sector Allocation

Value	Value
Information Technology	24.9%
Financials	21.5%
Consumer Discretionary	12.0%
Communication Services	8.8%
Materials	6.9%
Industrials	6.1%
Energy	4.9%
Consumer Staples	4.9%
Health Care	3.5%
Utilities	2.7%
Real Estate	1.6%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Emerging Markets Index Portfolio

Class I: IEPIX

92913T349-SAR

Voya Emerging Markets Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IEPSX

This semi-annual shareholder report contains important information about Voya Emerging Markets Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$42	0.81%

Fund Statistics

  Total Net Assets$100,752,260
  # of Portfolio Holdings1,116
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	4.2%
Tencent Holdings Ltd.	4.1%
Alibaba Group Holding Ltd.	1.8%
Reliance Industries Ltd.	1.5%
SK hynix, Inc.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%
PDD Holdings, Inc.	1.0%
ICICI Bank Ltd.	1.0%
Meituan - Class B	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	2.8%
Preferred Stock	1.9%
Common Stock	96.0%

Sector Allocation

Value	Value
Information Technology	24.9%
Financials	21.5%
Consumer Discretionary	12.0%
Communication Services	8.8%
Materials	6.9%
Industrials	6.1%
Energy	4.9%
Consumer Staples	4.9%
Health Care	3.5%
Utilities	2.7%
Real Estate	1.6%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Emerging Markets Index Portfolio

Class S: IEPSX

92913T331-SAR

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IGHAX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	1.10%

Fund Statistics

  Total Net Assets$473,964,547
  # of Portfolio Holdings249
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
AbbVie, Inc.	1.5%
PepsiCo, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.1%
Philip Morris International, Inc.	1.1%
Merck & Co., Inc.	1.0%
Elevance Health, Inc.	0.9%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Switzerland	1.5%
Italy	1.6%
Germany	1.6%
Spain	1.9%
France	2.3%
Australia	2.5%
United Kingdom	3.4%
Canada	3.6%
Japan	6.8%
United States	69.4%

Sector Allocation

Value	Value
Financials	22.2%
Health Care	13.8%
Industrials	13.3%
Consumer Staples	9.4%
Energy	8.8%
Information Technology	7.1%
Utilities	5.7%
Communication Services	5.4%
Consumer Discretionary	5.4%
Materials	4.6%
Real Estate	3.1%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Portfolio

Class ADV: IGHAX

92913T489-SAR

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IIGZX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.60%

Fund Statistics

  Total Net Assets$473,964,547
  # of Portfolio Holdings249
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
AbbVie, Inc.	1.5%
PepsiCo, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.1%
Philip Morris International, Inc.	1.1%
Merck & Co., Inc.	1.0%
Elevance Health, Inc.	0.9%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Switzerland	1.5%
Italy	1.6%
Germany	1.6%
Spain	1.9%
France	2.3%
Australia	2.5%
United Kingdom	3.4%
Canada	3.6%
Japan	6.8%
United States	69.4%

Sector Allocation

Value	Value
Financials	22.2%
Health Care	13.8%
Industrials	13.3%
Consumer Staples	9.4%
Energy	8.8%
Information Technology	7.1%
Utilities	5.7%
Communication Services	5.4%
Consumer Discretionary	5.4%
Materials	4.6%
Real Estate	3.1%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Portfolio

Class I: IIGZX

92913T471-SAR

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IGHSX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$43	0.85%

Fund Statistics

  Total Net Assets$473,964,547
  # of Portfolio Holdings249
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
AbbVie, Inc.	1.5%
PepsiCo, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.1%
Philip Morris International, Inc.	1.1%
Merck & Co., Inc.	1.0%
Elevance Health, Inc.	0.9%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Switzerland	1.5%
Italy	1.6%
Germany	1.6%
Spain	1.9%
France	2.3%
Australia	2.5%
United Kingdom	3.4%
Canada	3.6%
Japan	6.8%
United States	69.4%

Sector Allocation

Value	Value
Financials	22.2%
Health Care	13.8%
Industrials	13.3%
Consumer Staples	9.4%
Energy	8.8%
Information Technology	7.1%
Utilities	5.7%
Communication Services	5.4%
Consumer Discretionary	5.4%
Materials	4.6%
Real Estate	3.1%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Portfolio

Class S: IGHSX

92913T463-SAR

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IWTTX

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$51	1.00%

Fund Statistics

  Total Net Assets$473,964,547
  # of Portfolio Holdings249
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
AbbVie, Inc.	1.5%
PepsiCo, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.1%
Philip Morris International, Inc.	1.1%
Merck & Co., Inc.	1.0%
Elevance Health, Inc.	0.9%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Switzerland	1.5%
Italy	1.6%
Germany	1.6%
Spain	1.9%
France	2.3%
Australia	2.5%
United Kingdom	3.4%
Canada	3.6%
Japan	6.8%
United States	69.4%

Sector Allocation

Value	Value
Financials	22.2%
Health Care	13.8%
Industrials	13.3%
Consumer Staples	9.4%
Energy	8.8%
Information Technology	7.1%
Utilities	5.7%
Communication Services	5.4%
Consumer Discretionary	5.4%
Materials	4.6%
Real Estate	3.1%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global High Dividend Low Volatility Portfolio

Class S2: IWTTX

92913T778-SAR

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: VIPAX

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	1.05%

Fund Statistics

  Total Net Assets$886,870,120
  # of Portfolio Holdings227
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	6.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.3%
Alphabet, Inc. - Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.2%
Merck & Co., Inc.	1.2%
Visa, Inc. - Class A	1.2%
Broadcom, Inc.	1.1%
Applied Materials, Inc.	1.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.5%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	33.3%
Health Care	11.5%
Financials	11.2%
Consumer Discretionary	9.6%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	5.7%
Energy	3.9%
Utilities	2.5%
Materials	2.1%
Real Estate	2.0%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Plus LargeCap Portfolio

Class ADV: VIPAX

92913T216-SAR

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IPLIX

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.55%

Fund Statistics

  Total Net Assets$886,870,120
  # of Portfolio Holdings227
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	6.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.3%
Alphabet, Inc. - Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.2%
Merck & Co., Inc.	1.2%
Visa, Inc. - Class A	1.2%
Broadcom, Inc.	1.1%
Applied Materials, Inc.	1.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.5%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	33.3%
Health Care	11.5%
Financials	11.2%
Consumer Discretionary	9.6%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	5.7%
Energy	3.9%
Utilities	2.5%
Materials	2.1%
Real Estate	2.0%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Plus LargeCap Portfolio

Class I: IPLIX

92913T836-SAR

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IPLSX

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$43	0.80%

Fund Statistics

  Total Net Assets$886,870,120
  # of Portfolio Holdings227
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	6.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.3%
Alphabet, Inc. - Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.2%
Merck & Co., Inc.	1.2%
Visa, Inc. - Class A	1.2%
Broadcom, Inc.	1.1%
Applied Materials, Inc.	1.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.5%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	33.3%
Health Care	11.5%
Financials	11.2%
Consumer Discretionary	9.6%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	5.7%
Energy	3.9%
Utilities	2.5%
Materials	2.1%
Real Estate	2.0%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Plus LargeCap Portfolio

Class S: IPLSX

92913T737-SAR

Voya Index Plus MidCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IPMIX

This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.60%

Fund Statistics

  Total Net Assets$488,413,703
  # of Portfolio Holdings313
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Pure Storage, Inc. - Class A	1.1%
Owens Corning	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
TopBuild Corp.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.9%
RPM International, Inc.	0.9%
Neurocrine Biosciences, Inc.	0.9%
Graco, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.2%
Common Stock	98.9%

Sector Allocation

Value	Value
Industrials	21.5%
Financials	15.9%
Consumer Discretionary	15.1%
Information Technology	9.6%
Health Care	9.4%
Real Estate	6.7%
Materials	6.1%
Energy	5.8%
Consumer Staples	4.8%
Utilities	2.8%
Communication Services	1.2%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Plus MidCap Portfolio

Class I: IPMIX

92913T687-SAR

Voya Index Plus MidCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IPMSX

This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.85%

Fund Statistics

  Total Net Assets$488,413,703
  # of Portfolio Holdings313
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Pure Storage, Inc. - Class A	1.1%
Owens Corning	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
TopBuild Corp.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.9%
RPM International, Inc.	0.9%
Neurocrine Biosciences, Inc.	0.9%
Graco, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.2%
Common Stock	98.9%

Sector Allocation

Value	Value
Industrials	21.5%
Financials	15.9%
Consumer Discretionary	15.1%
Information Technology	9.6%
Health Care	9.4%
Real Estate	6.7%
Materials	6.1%
Energy	5.8%
Consumer Staples	4.8%
Utilities	2.8%
Communication Services	1.2%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Plus MidCap Portfolio

Class S: IPMSX

92913T646-SAR

Voya Index Plus SmallCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IPSIX

This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.60%

Fund Statistics

  Total Net Assets$221,465,869
  # of Portfolio Holdings487
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Abercrombie & Fitch Co. - Class A	0.9%
Mr Cooper Group, Inc.	0.9%
ATI, Inc.	0.8%
SM Energy Co.	0.8%
Axcelis Technologies, Inc.	0.7%
Boise Cascade Co.	0.7%
Installed Building Products, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Brady Corp. - Class A	0.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	2.4%
Warrants	0.1%
Common Stock	98.5%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Information Technology	12.9%
Health Care	9.9%
Real Estate	6.3%
Materials	6.2%
Energy	5.5%
Consumer Staples	3.8%
Communication Services	2.3%
Utilities	1.9%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Plus SmallCap Portfolio

Class I: IPSIX

92913T539-SAR

Voya Index Plus SmallCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IPSSX

This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$42	0.85%

Fund Statistics

  Total Net Assets$221,465,869
  # of Portfolio Holdings487
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Abercrombie & Fitch Co. - Class A	0.9%
Mr Cooper Group, Inc.	0.9%
ATI, Inc.	0.8%
SM Energy Co.	0.8%
Axcelis Technologies, Inc.	0.7%
Boise Cascade Co.	0.7%
Installed Building Products, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Brady Corp. - Class A	0.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	2.4%
Warrants	0.1%
Common Stock	98.5%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Information Technology	12.9%
Health Care	9.9%
Real Estate	6.3%
Materials	6.2%
Energy	5.5%
Consumer Staples	3.8%
Communication Services	2.3%
Utilities	1.9%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Plus SmallCap Portfolio

Class S: IPSSX

92913T455-SAR

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IIIAX

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$48	0.94%

Fund Statistics

  Total Net Assets$1,189,148,130
  # of Portfolio Holdings767
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novo Nordisk A/S - Class B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.3%
SAP SE	1.3%
Roche Holding AG	1.2%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(4.8)%
Spain	2.6%
Sweden	3.2%
Denmark	3.9%
Netherlands	5.4%
Australia	6.5%
Germany	8.5%
Switzerland	10.1%
France	11.0%
United Kingdom	14.5%
Japan	22.5%

Sector Allocation

Value	Value
Financials	19.8%
Industrials	16.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Information Technology	9.3%
Consumer Staples	8.4%
Materials	6.9%
Energy	4.2%
Utilities	3.5%
Communication Services	3.5%
Real Estate	1.4%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya International Index Portfolio

Class ADV: IIIAX

92913T679-SAR

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IIIIX

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$23	0.45%

Fund Statistics

  Total Net Assets$1,189,148,130
  # of Portfolio Holdings767
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novo Nordisk A/S - Class B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.3%
SAP SE	1.3%
Roche Holding AG	1.2%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(4.8)%
Spain	2.6%
Sweden	3.2%
Denmark	3.9%
Netherlands	5.4%
Australia	6.5%
Germany	8.5%
Switzerland	10.1%
France	11.0%
United Kingdom	14.5%
Japan	22.5%

Sector Allocation

Value	Value
Financials	19.8%
Industrials	16.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Information Technology	9.3%
Consumer Staples	8.4%
Materials	6.9%
Energy	4.2%
Utilities	3.5%
Communication Services	3.5%
Real Estate	1.4%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya International Index Portfolio

Class I: IIIIX

92913T554-SAR

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: INTIX

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.70%

Fund Statistics

  Total Net Assets$1,189,148,130
  # of Portfolio Holdings767
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novo Nordisk A/S - Class B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.3%
SAP SE	1.3%
Roche Holding AG	1.2%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(4.8)%
Spain	2.6%
Sweden	3.2%
Denmark	3.9%
Netherlands	5.4%
Australia	6.5%
Germany	8.5%
Switzerland	10.1%
France	11.0%
United Kingdom	14.5%
Japan	22.5%

Sector Allocation

Value	Value
Financials	19.8%
Industrials	16.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Information Technology	9.3%
Consumer Staples	8.4%
Materials	6.9%
Energy	4.2%
Utilities	3.5%
Communication Services	3.5%
Real Estate	1.4%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya International Index Portfolio

Class S: INTIX

92913T612-SAR

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISIIX

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$44	0.85%

Fund Statistics

  Total Net Assets$1,189,148,130
  # of Portfolio Holdings767
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novo Nordisk A/S - Class B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.3%
SAP SE	1.3%
Roche Holding AG	1.2%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(4.8)%
Spain	2.6%
Sweden	3.2%
Denmark	3.9%
Netherlands	5.4%
Australia	6.5%
Germany	8.5%
Switzerland	10.1%
France	11.0%
United Kingdom	14.5%
Japan	22.5%

Sector Allocation

Value	Value
Financials	19.8%
Industrials	16.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Information Technology	9.3%
Consumer Staples	8.4%
Materials	6.9%
Energy	4.2%
Utilities	3.5%
Communication Services	3.5%
Real Estate	1.4%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya International Index Portfolio

Class S2: ISIIX

92913T711-SAR

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRLAX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$52	0.94%

Fund Statistics

  Total Net Assets$1,937,095,026
  # of Portfolio Holdings108
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	13.6%
Apple, Inc.	12.5%
NVIDIA Corp.	12.0%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. - Class A	4.5%
Alphabet, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	3.7%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.0%
Tesla, Inc.	2.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	54.8%
Communication Services	13.9%
Consumer Discretionary	13.4%
Health Care	7.3%
Consumer Staples	3.6%
Industrials	2.9%
Financials	1.9%
Exchange-Traded Funds	0.9%
Materials	0.5%
Real Estate	0.4%
Utilities	0.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Growth Index Portfolio

Class ADV: IRLAX

92913T877-SAR

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IRLNX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.43%

Fund Statistics

  Total Net Assets$1,937,095,026
  # of Portfolio Holdings108
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	13.6%
Apple, Inc.	12.5%
NVIDIA Corp.	12.0%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. - Class A	4.5%
Alphabet, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	3.7%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.0%
Tesla, Inc.	2.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	54.8%
Communication Services	13.9%
Consumer Discretionary	13.4%
Health Care	7.3%
Consumer Staples	3.6%
Industrials	2.9%
Financials	1.9%
Exchange-Traded Funds	0.9%
Materials	0.5%
Real Estate	0.4%
Utilities	0.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Growth Index Portfolio

Class I: IRLNX

92913T885-SAR

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IRLSX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$38	0.68%

Fund Statistics

  Total Net Assets$1,937,095,026
  # of Portfolio Holdings108
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	13.6%
Apple, Inc.	12.5%
NVIDIA Corp.	12.0%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. - Class A	4.5%
Alphabet, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	3.7%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.0%
Tesla, Inc.	2.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	54.8%
Communication Services	13.9%
Consumer Discretionary	13.4%
Health Care	7.3%
Consumer Staples	3.6%
Industrials	2.9%
Financials	1.9%
Exchange-Traded Funds	0.9%
Materials	0.5%
Real Estate	0.4%
Utilities	0.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Growth Index Portfolio

Class S: IRLSX

92913T802-SAR

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRLIX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$46	0.86%

Fund Statistics

  Total Net Assets$2,375,896,773
  # of Portfolio Holdings200
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.4%
Apple, Inc.	7.7%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.8%
Alphabet, Inc. - Class A	2.7%
Alphabet, Inc. - Class C	2.3%
Eli Lilly & Co.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%
Broadcom, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Exchange-Traded Funds	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	37.7%
Health Care	11.8%
Communication Services	10.5%
Consumer Discretionary	10.1%
Financials	10.0%
Industrials	6.7%
Consumer Staples	5.4%
Energy	3.2%
Materials	1.5%
Utilities	1.3%
Real Estate	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Index Portfolio

Class ADV: IRLIX

92913T620-SAR

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IIRLX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$19	0.36%

Fund Statistics

  Total Net Assets$2,375,896,773
  # of Portfolio Holdings200
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.4%
Apple, Inc.	7.7%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.8%
Alphabet, Inc. - Class A	2.7%
Alphabet, Inc. - Class C	2.3%
Eli Lilly & Co.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%
Broadcom, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Exchange-Traded Funds	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	37.7%
Health Care	11.8%
Communication Services	10.5%
Consumer Discretionary	10.1%
Financials	10.0%
Industrials	6.7%
Consumer Staples	5.4%
Energy	3.2%
Materials	1.5%
Utilities	1.3%
Real Estate	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Index Portfolio

Class I: IIRLX

92913T497-SAR

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IRLCX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.61%

Fund Statistics

  Total Net Assets$2,375,896,773
  # of Portfolio Holdings200
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.4%
Apple, Inc.	7.7%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.8%
Alphabet, Inc. - Class A	2.7%
Alphabet, Inc. - Class C	2.3%
Eli Lilly & Co.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%
Broadcom, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Exchange-Traded Funds	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	37.7%
Health Care	11.8%
Communication Services	10.5%
Consumer Discretionary	10.1%
Financials	10.0%
Industrials	6.7%
Consumer Staples	5.4%
Energy	3.2%
Materials	1.5%
Utilities	1.3%
Real Estate	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Index Portfolio

Class S: IRLCX

92913T562-SAR

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IRLUX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$41	0.76%

Fund Statistics

  Total Net Assets$2,375,896,773
  # of Portfolio Holdings200
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.4%
Apple, Inc.	7.7%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.8%
Alphabet, Inc. - Class A	2.7%
Alphabet, Inc. - Class C	2.3%
Eli Lilly & Co.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%
Broadcom, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Exchange-Traded Funds	0.7%
Common Stock	99.1%

Sector Allocation

Value	Value
Information Technology	37.7%
Health Care	11.8%
Communication Services	10.5%
Consumer Discretionary	10.1%
Financials	10.0%
Industrials	6.7%
Consumer Staples	5.4%
Energy	3.2%
Materials	1.5%
Utilities	1.3%
Real Estate	0.9%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Index Portfolio

Class S2: IRLUX

92913T745-SAR

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRVAX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$43	0.84%

Fund Statistics

  Total Net Assets$1,196,157,804
  # of Portfolio Holdings160
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.9%
JPMorgan Chase & Co.	3.8%
Exxon Mobil Corp.	3.4%
UnitedHealth Group, Inc.	2.9%
Johnson & Johnson	2.3%
Procter & Gamble Co.	2.0%
Walmart, Inc.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.8%
Thermo Fisher Scientific, Inc.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	22.9%
Health Care	18.9%
Industrials	12.9%
Information Technology	10.0%
Energy	8.4%
Consumer Staples	8.3%
Communication Services	4.8%
Consumer Discretionary	4.7%
Utilities	3.3%
Materials	3.0%
Real Estate	1.8%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Value Index Portfolio

Class ADV: IRVAX

92913T703-SAR

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IRVIX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$17	0.34%

Fund Statistics

  Total Net Assets$1,196,157,804
  # of Portfolio Holdings160
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.9%
JPMorgan Chase & Co.	3.8%
Exxon Mobil Corp.	3.4%
UnitedHealth Group, Inc.	2.9%
Johnson & Johnson	2.3%
Procter & Gamble Co.	2.0%
Walmart, Inc.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.8%
Thermo Fisher Scientific, Inc.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	22.9%
Health Care	18.9%
Industrials	12.9%
Information Technology	10.0%
Energy	8.4%
Consumer Staples	8.3%
Communication Services	4.8%
Consumer Discretionary	4.7%
Utilities	3.3%
Materials	3.0%
Real Estate	1.8%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Value Index Portfolio

Class I: IRVIX

92913T604-SAR

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IRVSX

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$30	0.59%

Fund Statistics

  Total Net Assets$1,196,157,804
  # of Portfolio Holdings160
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.9%
JPMorgan Chase & Co.	3.8%
Exxon Mobil Corp.	3.4%
UnitedHealth Group, Inc.	2.9%
Johnson & Johnson	2.3%
Procter & Gamble Co.	2.0%
Walmart, Inc.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.8%
Thermo Fisher Scientific, Inc.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	22.9%
Health Care	18.9%
Industrials	12.9%
Information Technology	10.0%
Energy	8.4%
Consumer Staples	8.3%
Communication Services	4.8%
Consumer Discretionary	4.7%
Utilities	3.3%
Materials	3.0%
Real Estate	1.8%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Large Cap Value Index Portfolio

Class S: IRVSX

92913T505-SAR

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IRGJX

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$21	0.40%

Fund Statistics

  Total Net Assets$939,506,345
  # of Portfolio Holdings295
  Portfolio Turnover Rate44%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.9%
Dexcom, Inc.	1.7%
Trade Desk, Inc. - Class A	1.6%
NU Holdings Ltd./Cayman Islands - Class A	1.6%
Super Micro Computer, Inc.	1.5%
IDEXX Laboratories, Inc.	1.5%
Ameriprise Financial, Inc.	1.5%
Datadog, Inc. - Class A	1.5%
Monolithic Power Systems, Inc.	1.5%
Verisk Analytics, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.8%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Sector Allocation

Value	Value
Information Technology	26.6%
Industrials	15.5%
Consumer Discretionary	15.1%
Health Care	14.5%
Financials	12.5%
Communication Services	4.4%
Energy	4.0%
Consumer Staples	2.8%
Materials	1.6%
Utilities	1.4%
Real Estate	1.2%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Mid Cap Growth Index Portfolio

Class I: IRGJX

92913T307-SAR

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IRGUX

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.65%

Fund Statistics

  Total Net Assets$939,506,345
  # of Portfolio Holdings295
  Portfolio Turnover Rate44%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.9%
Dexcom, Inc.	1.7%
Trade Desk, Inc. - Class A	1.6%
NU Holdings Ltd./Cayman Islands - Class A	1.6%
Super Micro Computer, Inc.	1.5%
IDEXX Laboratories, Inc.	1.5%
Ameriprise Financial, Inc.	1.5%
Datadog, Inc. - Class A	1.5%
Monolithic Power Systems, Inc.	1.5%
Verisk Analytics, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.8%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Sector Allocation

Value	Value
Information Technology	26.6%
Industrials	15.5%
Consumer Discretionary	15.1%
Health Care	14.5%
Financials	12.5%
Communication Services	4.4%
Energy	4.0%
Consumer Staples	2.8%
Materials	1.6%
Utilities	1.4%
Real Estate	1.2%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Mid Cap Growth Index Portfolio

Class S: IRGUX

92913T109-SAR

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IRGVX

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$41	0.80%

Fund Statistics

  Total Net Assets$939,506,345
  # of Portfolio Holdings295
  Portfolio Turnover Rate44%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.9%
Dexcom, Inc.	1.7%
Trade Desk, Inc. - Class A	1.6%
NU Holdings Ltd./Cayman Islands - Class A	1.6%
Super Micro Computer, Inc.	1.5%
IDEXX Laboratories, Inc.	1.5%
Ameriprise Financial, Inc.	1.5%
Datadog, Inc. - Class A	1.5%
Monolithic Power Systems, Inc.	1.5%
Verisk Analytics, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.8%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Sector Allocation

Value	Value
Information Technology	26.6%
Industrials	15.5%
Consumer Discretionary	15.1%
Health Care	14.5%
Financials	12.5%
Communication Services	4.4%
Energy	4.0%
Consumer Staples	2.8%
Materials	1.6%
Utilities	1.4%
Real Estate	1.2%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Mid Cap Growth Index Portfolio

Class S2: IRGVX

92913T208-SAR

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRMAX

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$46	0.90%

Fund Statistics

  Total Net Assets$988,741,960
  # of Portfolio Holdings828
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.0%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	15.0%
Information Technology	13.7%
Consumer Discretionary	11.1%
Health Care	10.3%
Real Estate	7.3%
Materials	6.0%
Energy	5.4%
Utilities	5.3%
Consumer Staples	4.8%
Communication Services	3.4%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Mid Cap Index Portfolio

Class ADV: IRMAX

92913T638-SAR

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IIRMX

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$21	0.40%

Fund Statistics

  Total Net Assets$988,741,960
  # of Portfolio Holdings828
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.0%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	15.0%
Information Technology	13.7%
Consumer Discretionary	11.1%
Health Care	10.3%
Real Estate	7.3%
Materials	6.0%
Energy	5.4%
Utilities	5.3%
Consumer Staples	4.8%
Communication Services	3.4%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Mid Cap Index Portfolio

Class I: IIRMX

92913T513-SAR

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IRMCX

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.65%

Fund Statistics

  Total Net Assets$988,741,960
  # of Portfolio Holdings828
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.0%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	15.0%
Information Technology	13.7%
Consumer Discretionary	11.1%
Health Care	10.3%
Real Estate	7.3%
Materials	6.0%
Energy	5.4%
Utilities	5.3%
Consumer Staples	4.8%
Communication Services	3.4%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Mid Cap Index Portfolio

Class S: IRMCX

92913T570-SAR

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IRMTX

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$41	0.80%

Fund Statistics

  Total Net Assets$988,741,960
  # of Portfolio Holdings828
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.0%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	15.0%
Information Technology	13.7%
Consumer Discretionary	11.1%
Health Care	10.3%
Real Estate	7.3%
Materials	6.0%
Energy	5.4%
Utilities	5.3%
Consumer Staples	4.8%
Communication Services	3.4%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Mid Cap Index Portfolio

Class S2: IRMTX

92913T752-SAR

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRSIX

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$48	0.95%

Fund Statistics

  Total Net Assets$570,483,035
  # of Portfolio Holdings1,777
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Short-Term Investments	6.3%
Common Stock	98.1%

Sector Allocation

Value	Value
Health Care	16.9%
Industrials	16.6%
Financials	16.6%
Information Technology	13.5%
Consumer Discretionary	9.7%
Energy	6.5%
Real Estate	5.9%
Materials	4.5%
Utilities	2.7%
Consumer Staples	2.7%
Communication Services	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Small Cap Index Portfolio

Class ADV: IRSIX

92913T653-SAR

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IIRSX

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$23	0.45%

Fund Statistics

  Total Net Assets$570,483,035
  # of Portfolio Holdings1,777
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Short-Term Investments	6.3%
Common Stock	98.1%

Sector Allocation

Value	Value
Health Care	16.9%
Industrials	16.6%
Financials	16.6%
Information Technology	13.5%
Consumer Discretionary	9.7%
Energy	6.5%
Real Estate	5.9%
Materials	4.5%
Utilities	2.7%
Consumer Staples	2.7%
Communication Services	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Small Cap Index Portfolio

Class I: IIRSX

92913T521-SAR

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IRSSX

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$35	0.70%

Fund Statistics

  Total Net Assets$570,483,035
  # of Portfolio Holdings1,777
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Short-Term Investments	6.3%
Common Stock	98.1%

Sector Allocation

Value	Value
Health Care	16.9%
Industrials	16.6%
Financials	16.6%
Information Technology	13.5%
Consumer Discretionary	9.7%
Energy	6.5%
Real Estate	5.9%
Materials	4.5%
Utilities	2.7%
Consumer Staples	2.7%
Communication Services	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Small Cap Index Portfolio

Class S: IRSSX

92913T588-SAR

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IRCIX

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$43	0.85%

Fund Statistics

  Total Net Assets$570,483,035
  # of Portfolio Holdings1,777
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Short-Term Investments	6.3%
Common Stock	98.1%

Sector Allocation

Value	Value
Health Care	16.9%
Industrials	16.6%
Financials	16.6%
Information Technology	13.5%
Consumer Discretionary	9.7%
Energy	6.5%
Real Estate	5.9%
Materials	4.5%
Utilities	2.7%
Consumer Staples	2.7%
Communication Services	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Russell™ Small Cap Index Portfolio

Class S2: IRCIX

92913T760-SAR

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IASCX

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$67	1.36%

Fund Statistics

  Total Net Assets$280,838,815
  # of Portfolio Holdings161
  Portfolio Turnover Rate86%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

First BanCorp/Puerto Rico	2.1%
Portland General Electric Co.	1.9%
Box, Inc. - Class A	1.8%
Element Solutions, Inc.	1.7%
Avista Corp.	1.7%
Murphy Oil Corp.	1.6%
Excelerate Energy, Inc. - Class A	1.6%
BellRing Brands, Inc.	1.6%
QIAGEN N.V.	1.5%
iShares Russell 2000 ETF	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.5%
Exchange-Traded Funds	1.5%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.4%
Information Technology	16.5%
Industrials	12.9%
Real Estate	11.8%
Health Care	11.1%
Consumer Discretionary	7.1%
Energy	6.2%
Materials	4.2%
Utilities	3.6%
Consumer Staples	3.1%
Communication Services	2.1%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Portfolio

Class ADV: IASCX

92913T695-SAR

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IVCSX

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$42	0.86%

Fund Statistics

  Total Net Assets$280,838,815
  # of Portfolio Holdings161
  Portfolio Turnover Rate86%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

First BanCorp/Puerto Rico	2.1%
Portland General Electric Co.	1.9%
Box, Inc. - Class A	1.8%
Element Solutions, Inc.	1.7%
Avista Corp.	1.7%
Murphy Oil Corp.	1.6%
Excelerate Energy, Inc. - Class A	1.6%
BellRing Brands, Inc.	1.6%
QIAGEN N.V.	1.5%
iShares Russell 2000 ETF	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.5%
Exchange-Traded Funds	1.5%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.4%
Information Technology	16.5%
Industrials	12.9%
Real Estate	11.8%
Health Care	11.1%
Consumer Discretionary	7.1%
Energy	6.2%
Materials	4.2%
Utilities	3.6%
Consumer Staples	3.1%
Communication Services	2.1%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Portfolio

Class I: IVCSX

92913T430-SAR

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VSPRX

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$39	0.79%

Fund Statistics

  Total Net Assets$280,838,815
  # of Portfolio Holdings161
  Portfolio Turnover Rate86%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

First BanCorp/Puerto Rico	2.1%
Portland General Electric Co.	1.9%
Box, Inc. - Class A	1.8%
Element Solutions, Inc.	1.7%
Avista Corp.	1.7%
Murphy Oil Corp.	1.6%
Excelerate Energy, Inc. - Class A	1.6%
BellRing Brands, Inc.	1.6%
QIAGEN N.V.	1.5%
iShares Russell 2000 ETF	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.5%
Exchange-Traded Funds	1.5%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.4%
Information Technology	16.5%
Industrials	12.9%
Real Estate	11.8%
Health Care	11.1%
Consumer Discretionary	7.1%
Energy	6.2%
Materials	4.2%
Utilities	3.6%
Consumer Staples	3.1%
Communication Services	2.1%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Portfolio

Class R6: VSPRX

92913T273-SAR

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IVPSX

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	1.11%

Fund Statistics

  Total Net Assets$280,838,815
  # of Portfolio Holdings161
  Portfolio Turnover Rate86%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

First BanCorp/Puerto Rico	2.1%
Portland General Electric Co.	1.9%
Box, Inc. - Class A	1.8%
Element Solutions, Inc.	1.7%
Avista Corp.	1.7%
Murphy Oil Corp.	1.6%
Excelerate Energy, Inc. - Class A	1.6%
BellRing Brands, Inc.	1.6%
QIAGEN N.V.	1.5%
iShares Russell 2000 ETF	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.5%
Exchange-Traded Funds	1.5%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.4%
Information Technology	16.5%
Industrials	12.9%
Real Estate	11.8%
Health Care	11.1%
Consumer Discretionary	7.1%
Energy	6.2%
Materials	4.2%
Utilities	3.6%
Consumer Staples	3.1%
Communication Services	2.1%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Small Company Portfolio

Class S: IVPSX

92913T448-SAR

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ILUAX

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$43	0.86%

Fund Statistics

  Total Net Assets$1,572,356,956
  # of Portfolio Holdings3,893
  Portfolio Turnover Rate232%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	9.7%
United States Treasury Notes, 4.250%, 06/30/29	8.9%
United States Treasury Notes, 2.875%, 04/30/25	6.3%
United States Treasury Notes, 4.625%, 06/30/26	4.8%
United States Treasury Bonds, 4.625%, 05/15/44	1.9%
United States Treasury Notes, 4.375%, 05/15/34	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.4%
Uniform Mortgage-Backed Securities, 2.000%, 01/01/52	1.4%
United States Treasury Notes, 4.250%, 06/30/31	0.8%

Investment Type Allocation

U.S. Treasury Obligations
36.0%
U.S. Government Agency Obligations
26.0%
Corporate Bonds/Notes
25.3%
Sovereign Bonds
2.2%
Commercial Mortgage-Backed Securities
1.6%
Asset-Backed Securities
0.9%
Municipal Bonds
0.5%
Liabilities in Excess of Other Assets
(17.0)%
-30%
-20%
-10%
0%
10%
20%
30%
40%
50%

Value	Value
Liabilities in Excess of Other Assets	(17.0)%
Municipal Bonds	0.5%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	1.6%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.3%
U.S. Government Agency Obligations	26.0%
U.S. Treasury Obligations	36.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya U.S. Bond Index Portfolio

Class ADV: ILUAX

92913T661-SAR

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ILBAX

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.36%

Fund Statistics

  Total Net Assets$1,572,356,956
  # of Portfolio Holdings3,893
  Portfolio Turnover Rate232%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	9.7%
United States Treasury Notes, 4.250%, 06/30/29	8.9%
United States Treasury Notes, 2.875%, 04/30/25	6.3%
United States Treasury Notes, 4.625%, 06/30/26	4.8%
United States Treasury Bonds, 4.625%, 05/15/44	1.9%
United States Treasury Notes, 4.375%, 05/15/34	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.4%
Uniform Mortgage-Backed Securities, 2.000%, 01/01/52	1.4%
United States Treasury Notes, 4.250%, 06/30/31	0.8%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(17.0)%
Municipal Bonds	0.5%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	1.6%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.3%
U.S. Government Agency Obligations	26.0%
U.S. Treasury Obligations	36.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya U.S. Bond Index Portfolio

Class I: ILBAX

92913T547-SAR

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ILABX

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$30	0.61%

Fund Statistics

  Total Net Assets$1,572,356,956
  # of Portfolio Holdings3,893
  Portfolio Turnover Rate232%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	9.7%
United States Treasury Notes, 4.250%, 06/30/29	8.9%
United States Treasury Notes, 2.875%, 04/30/25	6.3%
United States Treasury Notes, 4.625%, 06/30/26	4.8%
United States Treasury Bonds, 4.625%, 05/15/44	1.9%
United States Treasury Notes, 4.375%, 05/15/34	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.4%
Uniform Mortgage-Backed Securities, 2.000%, 01/01/52	1.4%
United States Treasury Notes, 4.250%, 06/30/31	0.8%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(17.0)%
Municipal Bonds	0.5%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	1.6%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.3%
U.S. Government Agency Obligations	26.0%
U.S. Treasury Obligations	36.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya U.S. Bond Index Portfolio

Class S: ILABX

92913T596-SAR

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IUSBX

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$38	0.76%

Fund Statistics

  Total Net Assets$1,572,356,956
  # of Portfolio Holdings3,893
  Portfolio Turnover Rate232%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	9.7%
United States Treasury Notes, 4.250%, 06/30/29	8.9%
United States Treasury Notes, 2.875%, 04/30/25	6.3%
United States Treasury Notes, 4.625%, 06/30/26	4.8%
United States Treasury Bonds, 4.625%, 05/15/44	1.9%
United States Treasury Notes, 4.375%, 05/15/34	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.4%
Uniform Mortgage-Backed Securities, 2.000%, 01/01/52	1.4%
United States Treasury Notes, 4.250%, 06/30/31	0.8%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(17.0)%
Municipal Bonds	0.5%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	1.6%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.3%
U.S. Government Agency Obligations	26.0%
U.S. Treasury Obligations	36.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya U.S. Bond Index Portfolio

Class S2: IUSBX

92913T729-SAR

Voya VACS Index Series EM Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

VACS Index Series: VVIEX

This semi-annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$10	0.19%

Fund Statistics

  Total Net Assets$325,745,961
  # of Portfolio Holdings1,088
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	4.0%
Alibaba Group Holding Ltd.	1.8%
Reliance Industries Ltd.	1.5%
SK hynix, Inc.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%
PDD Holdings, Inc.	1.0%
ICICI Bank Ltd.	1.0%
Meituan - Class B	0.9%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Thailand	1.3%
Indonesia	1.5%
Mexico	2.1%
South Africa	2.6%
United States	3.4%
Saudi Arabia	3.8%
Brazil	4.1%
South Korea	11.7%
India	18.5%
Taiwan	18.6%
China	22.0%

Sector Allocation

Value	Value
Information Technology	24.1%
Financials	21.8%
Consumer Discretionary	11.7%
Communication Services	8.6%
Materials	6.7%
Industrials	6.1%
Consumer Staples	4.8%
Energy	4.8%
Health Care	3.4%
Utilities	2.8%
Real Estate	1.7%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya VACS Index Series EM Portfolio

VACS Index Series: VVIEX

92913T182-SAR

Voya VACS Index Series I Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

VACS Index Series: VVIIX

This semi-annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$8	0.16%

Fund Statistics

  Total Net Assets$1,631,851,265
  # of Portfolio Holdings751
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novo Nordisk A/S - Class B	2.7%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Novartis AG	1.2%
SAP SE	1.2%
Roche Holding AG	1.1%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Sweden	3.1%
United States	3.4%
Denmark	3.8%
Netherlands	5.3%
Australia	7.0%
Germany	8.3%
Switzerland	9.8%
France	10.7%
United Kingdom	13.4%
Japan	21.9%

Sector Allocation

Value	Value
Financials	19.3%
Industrials	16.1%
Health Care	12.8%
Consumer Discretionary	11.4%
Information Technology	9.2%
Consumer Staples	8.4%
Materials	6.7%
Energy	4.0%
Communication Services	3.5%
Utilities	3.3%
Real Estate	1.4%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya VACS Index Series I Portfolio

VACS Index Series: VVIIX

92913T174-SAR

Voya VACS Index Series MC Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

VACS Index Series: VVIMX

This semi-annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$8	0.16%

Fund Statistics

  Total Net Assets$550,344,031
  # of Portfolio Holdings817
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	1.0%
Common Stock	98.8%

Sector Allocation

Value	Value
Industrials	16.4%
Financials	15.1%
Information Technology	13.7%
Consumer Discretionary	11.1%
Health Care	10.3%
Real Estate	7.3%
Materials	6.0%
Energy	5.4%
Utilities	5.3%
Consumer Staples	4.8%
Communication Services	3.4%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya VACS Index Series MC Portfolio

VACS Index Series: VVIMX

92913T166-SAR

Voya VACS Index Series SC Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

VACS Index Series: VVICX

This semi-annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$9	0.17%

Fund Statistics

  Total Net Assets$263,346,965
  # of Portfolio Holdings1,765
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	4.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Health Care	17.0%
Financials	16.8%
Industrials	16.7%
Information Technology	13.7%
Consumer Discretionary	9.8%
Energy	6.5%
Real Estate	6.0%
Materials	4.5%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.5%
Liabilities in Excess of Other Assets	(3.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya VACS Index Series SC Portfolio

VACS Index Series: VVICX

92913T158-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I, S and S2

Voya Variable Product Index Funds

■	Voya Emerging Markets Index Portfolio
■	Voya International Index Portfolio
■	Voya Russell™ Large Cap Growth Index Portfolio
■	Voya Russell™ Large Cap Index Portfolio
■	Voya Russell™ Large Cap Value Index Portfolio
■	Voya Russell™ Mid Cap Growth Index Portfolio
■	Voya Russell™ Mid Cap Index Portfolio
■	Voya Russell™ Small Cap Index Portfolio
■	Voya U.S. Bond Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www. voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (unaudited)

	Voya Emerging Market Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$98,680,140	$1,172,863,012	$1,932,258,617	$2,371,056,521
Short-term investments at fair value†	2,820,656	73,488,864	3,864,000	–
Cash	118,440	–	397,450	709,457
Cash collateral for futures contracts	81,046	926,777	200,600	295,000
Foreign currencies at value‡	280,379	48,155	–	–
Receivables:
Investment securities sold	1,438	–	169,593,514	97,055,882
Fund shares sold	108	219,815	140,960	117,202
Dividends	366,463	2,680,631	359,086	1,021,298
Interest	–	41	222	394
Foreign tax reclaims	21,856	7,486,050	–	–
Variation margin on futures contracts	5,148	33,282	–	–
Unrealized appreciation on forward foreign
currency contracts	15	–	–	–
Prepaid expenses	9,661	4,644	5,840	8,564
Reimbursement due from Investment Adviser	21,544	88,014	–	16,045
Other assets	21,364	95,026	33,132	94,295
Total assets	102,428,258	1,257,934,311	2,106,853,421	2,470,374,658
LIABILITIES:
Payable for investment securities purchased	6,460	–	166,418,865	81,044,138
Payable for fund shares redeemed	67,291	603,468	2,036,968	1,418,252
Payable upon receipt of securities loaned	634,656	66,413,864	–	–
Variation margin payable on futures contracts	–	–	20,825	23,783
Payable for investment management fees	147,910	558,506	566,764	646,277
Payable for distribution and shareholder service fees	–	182,695	191,045	404,333
Payable to custodian due to bank overdraft	–	17,991	–	–
Payable to directors under the deferred
compensation plan (Note 6)	21,364	95,026	33,132	94,295
Payable for directors fees	19,986	17,870	1,600	2,500
Payable for foreign capital gains tax	332,714	–	–	–
Payable for borrowings against line of credit (Note 9)	–	–	–	10,281,000
Other accrued expenses and liabilities	445,617	896,761	489,196	563,307
Total liabilities	1,675,998	68,786,181	169,758,395	94,477,885
NET ASSETS	$100,752,260	$1,189,148,130	$1,937,095,026	$2,375,896,773
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$230,145,587	$882,176,060	$462,320,794	$939,242,207
Total distributable earnings (loss)	(129,393,327)	306,972,070	1,474,774,232	1,436,654,566
NET ASSETS	$100,752,260	$1,189,148,130	$1,937,095,026	$2,375,896,773
+ Including securities loaned at value	$560,318	$62,628,493	$—	$—
* Cost of investments in securities	$115,034,293	$635,158,335	$538,569,352	$919,976,961
† Cost of short-term investments	$2,820,656	$73,488,864	$3,864,000	$—
‡ Cost of foreign currencies	$285,483	$47,517	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (unaudited) (continued)

	Voya Emerging Market Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
Class ADV
Net assets	n/a	$383,202,056	$12,562	$202,869,004
Shares authorized	n/a	250,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	34,431,004	170	5,373,444
Net asset value and redemption price per share	n/a	$11.13	$73.79	$37.75
Class I
Net assets	$100,749,212	$688,827,141	$985,415,778	$588,790,232
Shares authorized	100,000,000	200,000,000	100,000,000	400,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,073,465	60,696,441	13,172,934	15,181,516
Net asset value and redemption price per share	$10.00	$11.35	$74.81	$38.78
Class S
Net assets	$3,048	$115,230,507	$951,666,686	$1,584,149,956
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	10,226,811	12,816,737	41,185,263
Net asset value and redemption price per share	$10.16	$11.27	$74.25	$38.46
Class S2
Net assets	n/a	$1,888,426	n/a	$87,581
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	167,851	n/a	2,192
Net asset value and redemption price per share	n/a	$11.25	n/a	$39.95

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$1,193,873,686	$936,922,355	$984,789,164	$559,828,574
Investments in affiliates at fair value**	–	–	652,730	–
Short-term investments at fair value†	2,471,000	7,251,552	9,233,901	35,755,643
Cash	571,139	309,154	437,653	140,961
Cash collateral for futures contracts	165,200	105,700	151,000	832,000
Receivables:
Investment securities sold	208,833,052	341,638,385	104,249,313	55,590,614
Fund shares sold	124,356	82,768	724,336	364,065
Dividends	1,086,873	207,749	834,785	558,505
Interest	1,235	304	250	–
Foreign tax reclaims	–	1,959	2,401	11,523
Variation margin on futures contracts	–	2,380	3,400	31,354
Prepaid expenses	5,339	4,163	4,048	2,560
Reimbursement due from Investment Adviser	–	22,259	56,779	26,414
Other assets	27,404	25,089	78,113	45,179
Total assets	1,407,159,284	1,286,573,817	1,101,217,873	653,187,392
LIABILITIES:
Payable for investment securities purchased	209,400,756	335,680,568	103,148,820	56,396,565
Payable for fund shares redeemed	513,114	310,703	244,274	312,573
Payable upon receipt of securities loaned	–	7,251,552	7,986,901	25,271,643
Variation margin payable on futures contracts	17,150	–	–	–
Payable for investment management fees	298,668	298,370	312,765	194,916
Payable for distribution and shareholder service fees	226,267	187,571	112,097	97,056
Payable to directors under the deferred compensation plan (Note 6)	27,404	25,089	78,113	45,179
Payable for directors fees	692	1,200	10,644	22,639
Payable for borrowings against line of credit (Note 9)	–	3,049,000	–	–
Other accrued expenses and liabilities	517,429	263,419	582,299	363,786
Total liabilities	211,001,480	347,067,472	112,475,913	82,704,357
NET ASSETS	$1,196,157,804	$939,506,345	$988,741,960	$570,483,035
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$839,325,103	$806,791,730	$462,252,200	$314,222,486
Total distributable earnings	356,832,701	132,714,615	526,489,760	256,260,549
NET ASSETS	$1,196,157,804	$939,506,345	$988,741,960	$570,483,035

+ Including securities loaned at value	$—	$7,037,099	$7,662,775	$24,439,937
* Cost of investments in securities	$874,620,720	$742,616,905	$542,015,061	$346,964,553
** Cost of investments in affiliates	$—	$—	$290,233	$—
† Cost of short-term investments	$2,471,000	$7,251,552	$9,233,901	$35,755,643

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (unaudited)(continued)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
Class ADV
Net assets	$6,035	n/a	$177,543,433	$107,626,792
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	206	n/a	18,259,244	8,743,379
Net asset value and redemption price per share	$29.23	n/a	$9.72	$12.31
Class I
Net assets	$88,411,378	$20,550,849	$623,367,721	$204,632,562
Shares authorized	100,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,993,806	497,309	59,525,150	15,824,940
Net asset value and redemption price per share	$29.53	$41.32	$10.47	$12.93
Class S
Net assets	$1,107,740,391	$916,863,866	$179,803,791	$253,287,006
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	37,859,659	22,323,166	17,565,301	19,818,865
Net asset value and redemption price per share	$29.26	$41.07	$10.24	$12.78
Class S2
Net assets	n/a	$2,091,630	$8,027,015	$4,936,675
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	51,218	807,882	396,181
Net asset value and redemption price per share	n/a	$40.84	$9.94	$12.46

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (unaudited)

Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$1,454,339,788
Short-term investments at fair value†	384,782,572
Cash	64,251
Cash collateral for futures contracts	4,991,592
Receivables:
Investment securities sold	12,781,417
Fund shares sold	6,317,152
Dividends	76,044
Interest	7,679,129
Prepaid expenses	7,326
Reimbursement due from Investment Adviser	57,292
Other assets	162,939
Total assets	1,871,259,502
LIABILITIES:
Income distribution payable	5,122,194
Payable for investment securities purchased	244,863,461
Payable for fund shares redeemed	1,045,395
Payable upon receipt of securities loaned	45,643,451
Variation margin payable on futures contracts	1,317,227
Payable for investment management fees	469,132
Payable for distribution and shareholder service fees	35,405
Payable to directors under the deferred compensation plan (Note 6)	162,939
Payable for directors fees	1,000
Other accrued expenses and liabilities	242,342
Total liabilities	298,902,546
NET ASSETS	$1,572,356,956

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,945,202,281
Total distributable loss	(372,845,325)
NET ASSETS	$1,572,356,956

+ Including securities loaned at value	$44,642,787
* Cost of investments in securities	$1,523,659,434
† Cost of short-term investments	$384,888,881

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (unaudited)(continued)

Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$19,433,011
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,173,847
Net asset value and redemption price per share	$8.94
Class I
Net assets	$1,372,205,031
Shares authorized	700,000,000
Par value	$0.001
Shares outstanding	152,903,540
Net asset value and redemption price per share	$8.97
Class S
Net assets	$179,863,667
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	20,096,570
Net asset value and redemption price per share	$8.95
Class S2
Net assets	$855,247
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	95,537
Net asset value and redemption price per share	$8.95

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (unaudited)

	Voya Emerging Market Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,377,767	$22,762,457	$6,411,215	$15,481,144
Interest	4,310	20,510	6,902	13,802
Securities lending income, net	4,159	128,668	177	177
Other	311	3,604	5,167	7,050
Total investment income	1,386,547	22,915,239	6,423,461	15,502,173
EXPENSES:
Investment management fees	190,893	2,711,497	4,058,687	3,831,892
Distribution and shareholder service fees:
Class ADV	—	994,374	28	467,299
Class S	4	146,876	1,085,564	1,927,042
Class S2	—	3,769	—	212
Transfer agent fees:
Class ADV	—	64,935	2	24,010
Class I	157	110,987	128,941	70,693
Class S	—	19,156	134,759	197,438
Class S2	—	308	—	13
Shareholder reporting expense	1,820	15,911	18,281	12,790
Professional fees	30,030	42,889	43,967	58,115
Custody and accounting expense	123,750	151,975	43,219	93,115
Directors fees	10,010	24,920	20,824	31,165
Licensing fee (Note 7)	15,071	173,568	93,532	107,505
Miscellaneous expense	31,636	62,553	30,818	37,387
Interest expense	140	3,784	454	9,933
Total expenses	403,511	4,527,502	5,659,076	6,868,609
Waived and reimbursed fees	(120,117)	(759,570)	(897,404)	(410,019)
Net expenses	283,394	3,767,932	4,761,672	6,458,590
Net investment income	1,103,153	19,147,307	1,661,789	9,043,583
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(959,374)	1,556,054	79,417,083	36,236,569
Forward foreign currency contracts	995	39,765	—	—
Foreign currency related transactions	51,897	(546,325)	—	—
Futures	187,836	2,110,817	648,797	983,872
Net realized gain (loss)	(718,646)	3,160,311	80,065,880	37,220,441
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	6,930,016	36,832,025	266,670,386	311,173,432
Forward foreign currency contracts	15	—	—	—
Foreign currency related transactions	(81,836)	(128,130)	—	—
Futures	(73,962)	(574,376)	(147,549)	(224,580)
Net change in unrealized appreciation (depreciation)	6,774,233	36,129,519	266,522,837	310,948,852
Net realized and unrealized gain	6,055,587	39,289,830	346,588,717	348,169,293
Increase in net assets resulting from operations	$7,158,740	$58,437,137	$348,250,506	$357,212,876

* Foreign taxes withheld	$149,928	$2,595,756	$—	$—
^ Foreign capital gains taxes withheld	$11,073	$—	$—	$—
# Change in foreign capital gains taxes accrued	$128,613	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$15,446,317	$3,477,571	$7,486,009	$4,477,607
Dividends from affiliates	—	—	6,751	—
Interest	27,899	8,011	7,343	15,113
Securities lending income, net	—	14,760	85,913	268,721
Other	4,049	3,058	2,981	1,842
Total investment income	15,478,265	3,503,400	7,588,997	4,763,283
EXPENSES:
Investment management fees	2,495,952	2,381,955	1,948,881	1,254,261
Distribution and shareholder service fees:
Class ADV	15	—	444,982	267,538
Class S	1,404,837	1,187,452	229,321	325,148
Class S2	—	4,115	15,646	9,776
Transfer agent fees:
Class ADV	—	—	81,395	54,087
Class I	11,290	602	265,745	106,849
Class S	79,044	28,754	83,872	131,466
Class S2	—	62	3,580	2,470
Shareholder reporting expense	12,050	5,286	16,980	6,360
Professional fees	35,215	29,166	30,835	24,302
Custody and accounting expense	55,425	37,523	53,050	41,755
Directors fees	14,560	14,534	19,870	14,928
Licensing fee (Note 7)	77,427	57,142	60,915	42,833
Miscellaneous expense	32,396	21,522	28,934	18,492
Interest expense	333	3,433	5,341	2,230
Total expenses	4,218,544	3,771,546	3,289,347	2,302,495
Waived and reimbursed fees	(642,082)	(621,106)	(674,880)	(373,740)
Net expenses	3,576,462	3,150,440	2,614,467	1,928,755
Net investment income	11,901,803	352,960	4,974,530	2,834,528
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	38,986,204	72,764,306	91,224,275	48,391,290
Sale of investments in affiliates	—	—	30,336	—
Futures	662,677	206,952	228,829	405,111
Net realized gain	39,648,881	72,971,258	91,483,440	48,796,401
Net change in unrealized appreciation (depreciation) on:
Investments	43,230,252	(18,918,032)	(51,445,331)	(42,501,614)
Affiliates	—	—	(47,393)	—
Futures	(169,951)	(141,500)	(183,396)	(597,382)
Net change in unrealized appreciation (depreciation)	43,060,301	(19,059,532)	(51,676,120)	(43,098,996)
Net realized and unrealized gain	82,709,182	53,911,726	39,807,320	5,697,405
Increase in net assets resulting from operations	$94,610,985	$54,264,686	$44,781,850	$8,531,933

* Foreign taxes withheld	$575	$5,250	$4,027	$7,252

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (unaudited)

Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends	$273,637
Interest	32,529,297
Securities lending income, net	151,984
Other	4,961
Total investment income	32,959,879
EXPENSES:
Investment management fees	2,913,822
Distribution and shareholder service fees:
Class ADV	48,745
Class S	161,304
Class S2	1,837
Transfer agent fees:
Class ADV	520
Class I	38,190
Class S	3,445
Class S2	24
Shareholder reporting expense	8,144
Professional fees	51,419
Custody and accounting expense	173,587
Directors fees	26,706
Miscellaneous expense	36,089
Total expenses	3,463,832
Waived and reimbursed fees	(386,545)
Net expenses	3,077,287
Net investment income	29,882,592
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(49,914,271)
Futures	(1,092,251)
Swaps	(199,807)
Net realized loss	(51,206,329)
Net change in unrealized appreciation (depreciation) on:
Investments	9,550,158
Futures	(875,372)
Swaps	237,732
Net change in unrealized appreciation (depreciation)	8,912,518
Net realized and unrealized loss	(42,293,811)
Decrease in net assets resulting from operations	$(12,411,219)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Market Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$1,103,153	$5,099,654	$19,147,307	$26,511,284
Net realized gain (loss)	(718,646)	(75,222,943)	3,160,311	183,297,421
Net change in unrealized appreciation (depreciation)	6,774,233	92,834,466	36,129,519	40,847,379
Increase in net assets resulting from operations	7,158,740	22,711,177	58,437,137	250,656,084

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(9,568,522)	(18,227,601)
Class I	(5,806,260)	(20,977,589)	(19,301,161)	(28,769,025)
Class S	(162)	(216)	(3,043,573)	(6,128,825)
Class S2	—	—	(47,477)	(75,800)
Total distributions	(5,806,422)	(20,977,805)	(31,960,733)	(53,201,251)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,761,656	593,808,199	111,615,867	136,117,468
Reinvestment of distributions	5,806,260	20,977,589	31,960,733	53,201,251
	16,567,916	614,785,788	143,576,600	189,318,719
Cost of shares redeemed	(12,479,894)	(1,171,628,550)	(119,758,109)	(1,234,773,692)
Net increase (decrease) in net assets resulting from capital share transactions	4,088,022	(556,842,762)	23,818,491	(1,045,454,973)
Net increase (decrease) in net assets	5,440,340	(555,109,390)	50,294,895	(848,000,140)

NET ASSETS:
Beginning of year or period	95,311,920	650,421,310	1,138,853,235	1,986,853,375
End of year or period	$100,752,260	$95,311,920	$1,189,148,130	$1,138,853,235

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Growth Index Portfolio		Voya Russell™ Large Cap Index Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$1,661,789	$5,581,227	$9,043,583	$21,153,002
Net realized gain (loss)	80,065,880	63,563,604	37,220,441	(21,923,572)
Net change in unrealized appreciation (depreciation)	266,522,837	452,449,607	310,948,852	525,408,917
Increase in net assets resulting from operations	348,250,506	521,594,438	357,212,876	524,638,347

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(436)	(414)	(1,409,955)	(1,187,571)
Class I	(34,396,947)	(34,357,077)	(6,085,424)	(5,823,303)
Class S	(34,516,631)	(35,414,778)	(13,378,163)	(14,827,158)
Class S2	—	—	(339)	(1,156)
Total distributions	(68,914,014)	(69,772,269)	(20,873,881)	(21,839,188)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	139,637,962	357,039,371	32,604,215	70,950,422
Reinvestment of distributions	68,914,014	69,772,269	20,873,881	21,839,188
	208,551,976	426,811,640	53,478,096	92,789,610
Cost of shares redeemed	(138,268,585)	(367,578,053)	(212,574,773)	(361,484,576)
Net increase (decrease) in net assets resulting from capital share transactions	70,283,391	59,233,587	(159,096,677)	(268,694,966)
Net increase in net assets	349,619,883	511,055,756	177,242,318	234,104,193

NET ASSETS:
Beginning of year or period	1,587,475,143	1,076,419,387	2,198,654,455	1,964,550,262
End of year or period	$1,937,095,026	$1,587,475,143	$2,375,896,773	$2,198,654,455

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Value Index Portfolio		Voya Russell™ Mid Cap Growth Index Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$11,901,803	$24,455,056	$352,960	$1,656,679
Net realized gain	39,648,881	19,762,161	72,971,258	1,408,622
Net change in unrealized appreciation (depreciation)	43,060,301	76,412,219	(19,059,532)	210,256,517
Increase in net assets resulting from operations	94,610,985	120,629,436	54,264,686	213,321,818

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(199)	(87)	—	—
Class I	(6,074,947)	(1,825,432)	(81,551)	(84,691)
Class S	(39,479,816)	(21,663,685)	(1,522,627)	(1,911,922)
Class S2	—	—	(1,365)	(1,342)
Total distributions	(45,554,962)	(23,489,204)	(1,605,543)	(1,997,955)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,937,115	92,059,500	2,598,560	7,054,070
Reinvestment of distributions	45,554,962	23,489,204	1,605,543	1,997,955
	53,492,077	115,548,704	4,204,103	9,052,025
Cost of shares redeemed	(191,632,381)	(224,250,916)	(103,505,833)	(168,159,679)
Net decrease in net assets resulting from capital share transactions	(138,140,304)	(108,702,212)	(99,301,730)	(159,107,654)
Net increase (decrease) in net assets	(89,084,281)	(11,561,980)	(46,642,587)	52,216,209

NET ASSETS:
Beginning of year or period	1,285,242,085	1,296,804,065	986,148,932	933,932,723
End of year or period	$1,196,157,804	$1,285,242,085	$939,506,345	$986,148,932

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Index Portfolio		Voya Russell™ Small Cap Index Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$4,974,530	$11,075,327	$2,834,528	$6,161,298
Net realized gain	91,483,440	208,166,842	48,796,401	66,022,998
Net change in unrealized appreciation (depreciation)	(51,676,120)	(52,454,038)	(43,098,996)	36,964,656
Increase in net assets resulting from operations	44,781,850	166,788,131	8,531,933	109,148,952

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(18,901,232)	(20,148,595)	(8,151,346)	(5,847,205)
Class I	(58,986,658)	(67,327,051)	(15,668,264)	(12,780,079)
Class S	(18,875,321)	(20,885,480)	(19,447,503)	(15,431,789)
Class S2	(845,178)	(754,069)	(371,359)	(277,086)
Total distributions	(97,608,389)	(109,115,195)	(43,638,472)	(34,336,159)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	76,541,494	98,821,299	13,482,560	39,940,881
Reinvestment of distributions	97,608,389	109,115,195	43,638,472	34,336,159
	174,149,883	207,936,494	57,121,032	74,277,040
Cost of shares redeemed	(102,517,736)	(510,544,960)	(67,794,027)	(432,218,483)
Net increase (decrease) in net assets resulting from capital share transactions	71,632,147	(302,608,466)	(10,672,995)	(357,941,443)
Net increase (decrease) in net assets	18,805,608	(244,935,530)	(45,779,534)	(283,128,650)

NET ASSETS:
Beginning of year or period	969,936,352	1,214,871,882	616,262,569	899,391,219
End of year or period	$988,741,960	$969,936,352	$570,483,035	$616,262,569

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$29,882,592	$59,888,180
Net realized loss	(51,206,329)	(82,873,136)
Net change in unrealized appreciation (depreciation)	8,912,518	130,218,749
Increase (decrease) in net assets resulting from operations	(12,411,219)	107,233,793

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(344,486)	(648,196)
Class I	(28,866,360)	(55,524,810)
Class P2(1)	—	(5,277,270)
Class S	(2,442,455)	(4,664,310)
Class S2	(16,689)	(32,549)
Total distributions	(31,669,990)	(66,147,135)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	344,390,134	768,750,533
Reinvestment of distributions	31,669,990	65,022,666
	376,060,124	833,773,199
Cost of shares redeemed	(357,723,655)	(2,087,655,835)
Net increase (decrease) in net assets resulting from capital share transactions	18,336,469	(1,253,882,636)
Net decrease in net assets	(25,744,740)	(1,212,795,978)

NET ASSETS:
Beginning of year or period	1,598,101,696	2,810,897,674
End of year or period	$1,572,356,956	$1,598,101,696

(1)	Class P2 of U.S. Bond Index Portfolio was fully redeemed on close of business February 14, 2023.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Emerging Markets Index Portfolio
Class I
06-30-24+	9.88	0.11	•	0.59	0.70	0.58	—	—	0.58	—	10.00	7.05	0.80	0.56	0.56	2.20	100,749	8
12-31-23	9.81	0.17	•	0.71	0.88	0.81	—	—	0.81	—	9.88	9.46	0.87	0.55	0.55	1.69	95,309	29
12-31-22	13.18	0.26	•	(3.01)	(2.75)	0.23	0.39	—	0.62	—	9.81	(20.90)	0.84	0.57	0.57	2.38	126,040	33
12-31-21	13.81	0.23	•	(0.73)	(0.50)	0.13	—	—	0.13	—	13.18	(3.65)	0.78	0.51	0.51	1.66	256,340	21
12-31-20	12.24	0.18	•	1.79	1.97	0.40	—	—	0.40	—	13.81	17.58	0.80	0.53	0.53	1.56	250,721	27
12-31-19	10.66	0.21	•	1.65	1.86	0.28	—	—	0.28	—	12.24	17.76	0.87	0.60	0.60	1.88	321,682	20
Class S
06-30-24+	9.99	0.10	•	0.61	0.71	0.54	—	—	0.54	—	10.16	6.84	1.05	0.81	0.81	1.96	3	8
12-31-23	9.86	0.13	•	0.72	0.85	0.72	—	—	0.72	—	9.99	9.06	1.12	0.80	0.80	1.28	3	29
12-31-22	13.24	0.23	•	(3.01)	(2.78)	0.21	0.39	—	0.60	—	9.86	(21.07)	1.09	0.82	0.82	2.16	10	33
12-31-21	13.90	0.22	•	(0.76)	(0.54)	0.12	—	—	0.12	—	13.24	(3.91)	1.03	0.76	0.76	1.55	12	21
12-31-20	12.31	0.15	•	1.81	1.96	0.37	—	—	0.37	—	13.90	17.27	1.05	0.78	0.78	1.30	4	27
12-31-19	10.71	0.21		1.64	1.85	0.25	—	—	0.25	—	12.31	17.55	1.12	0.85	0.85	1.83	4	20
Voya International Index Portfolio
Class ADV
06-30-24+	10.86	0.16	•	0.38	0.54	0.27	—	—	0.27	—	11.13	4.97	1.08	0.94	0.94	2.96	383,202	5
12-31-23	9.71	0.22	•	1.41	1.63	0.48	—	—	0.48	—	10.86	17.10	1.10	0.95	0.95	2.11	402,013	9
12-31-22	11.79	0.22	•	(2.00)	(1.78)	0.30	—	—	0.30	—	9.71	(15.03)	1.05	0.94	0.94	2.27	390,657	17
12-31-21	10.86	0.19	•	0.93	1.12	0.19	—	—	0.19	—	11.79	10.41	1.04	0.94	0.94	1.63	490,645	4
12-31-20	10.39	0.16		0.53	0.69	0.22	—	—	0.22	—	10.86	7.28	1.04	0.95	0.95	1.43	508,888	12
12-31-19	8.83	0.23	•	1.58	1.81	0.25	—	—	0.25	—	10.39	20.86	1.03	0.94	0.94	2.39	542,257	15
Class I
06-30-24+	11.10	0.20	•	0.38	0.58	0.33	—	—	0.33	—	11.35	5.16	0.58	0.45	0.45	3.51	688,827	5
12-31-23	9.91	0.27	•	1.45	1.72	0.53	—	—	0.53	—	11.10	17.74	0.60	0.46	0.46	2.57	609,510	9
12-31-22	12.04	0.27	•	(2.04)	(1.77)	0.36	—	—	0.36	—	9.91	(14.59)	0.55	0.45	0.45	2.70	530,382	17
12-31-21	11.09	0.25	•	0.94	1.19	0.24	—	—	0.24	—	12.04	10.86	0.54	0.45	0.45	2.11	564,827	4
12-31-20	10.61	0.21		0.54	0.75	0.27	—	—	0.27	—	11.09	7.90	0.54	0.46	0.46	1.98	580,413	12
12-31-19	9.02	0.24	•	1.66	1.90	0.31	—	—	0.31	—	10.61	21.44	0.53	0.45	0.45	2.38	700,568	15
Class S
06-30-24+	11.01	0.18	•	0.38	0.56	0.30	—	—	0.30	—	11.27	5.05	0.83	0.70	0.70	3.19	115,231	5
12-31-23	9.83	0.25	•	1.44	1.69	0.51	—	—	0.51	—	11.01	17.54	0.85	0.71	0.71	2.37	125,543	9
12-31-22	11.95	0.22	•	(2.01)	(1.79)	0.33	—	—	0.33	—	9.83	(14.87)	0.80	0.70	0.70	2.26	123,750	17
12-31-21	11.01	0.22	•	0.94	1.16	0.22	—	—	0.22	—	11.95	10.62	0.79	0.70	0.70	1.87	79,437	4
12-31-20	10.53	0.18		0.54	0.72	0.24	—	—	0.24	—	11.01	7.62	0.79	0.71	0.71	1.66	75,948	12
12-31-19	8.96	0.27		1.58	1.85	0.28	—	—	0.28	—	10.53	21.04	0.78	0.70	0.70	2.60	77,950	15
Class S2
06-30-24+	10.99	0.17	•	0.38	0.55	0.29	—	—	0.29	—	11.25	4.96	0.98	0.85	0.85	3.09	1,888	5
12-31-23	9.82	0.22	•	1.45	1.67	0.50	—	—	0.50	—	10.99	17.30	1.00	0.86	0.86	2.16	1,787	9
12-31-22	11.94	0.24	•	(2.04)	(1.80)	0.32	—	—	0.32	—	9.82	(14.98)	0.95	0.85	0.85	2.40	1,400	17
12-31-21	11.00	0.20	•	0.94	1.14	0.20	—	—	0.20	—	11.94	10.49	0.94	0.85	0.85	1.72	1,290	4
12-31-20	10.51	0.15		0.56	0.71	0.22	—	—	0.22	—	11.00	7.40	0.94	0.86	0.86	1.49	1,209	12
12-31-19	8.94	0.25	•	1.59	1.84	0.27	—	—	0.27	—	10.51	20.93	0.93	0.85	0.85	2.57	1,136	15
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-24+	62.71	(0.06	)•	13.80	13.74	0.04	2.62	—	2.66	—	73.79	22.31	1.04	0.94	0.94	(0.19)	13	17
12-31-23	45.41	0.02	•	19.94	19.96	0.02	2.64	—	2.66	—	62.71	45.29	1.05	0.93	0.93	0.03	10	36
12-31-22	71.86	0.04	•	(21.57)	(21.53)	—	4.92	—	4.92	—	45.41	(30.40)	1.05	0.93	0.93	0.07	7	21

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Large Cap Growth Index Portfolio (continued)
Class ADV (continued)
12-31-21	55.65	(0.08	)•	16.67	16.59	0.10	0.28	—	0.38	—	71.86	29.98	1.04	0.93	0.93	(0.14)	10	22
12-31-20	42.54	0.06		15.22	15.28	0.10	2.07	—	2.17	—	55.65	37.80	1.05	0.93	0.93	0.15	8	13
12-31-19	33.18	0.17	•	11.14	11.31	0.20	1.75	—	1.95	—	42.54	35.19	1.04	0.93	0.93	0.45	6	19
Class I
06-30-24+	63.61	0.11	•	14.01	14.12	0.30	2.62	—	2.92	—	74.81	22.64	0.54	0.43	0.43	0.32	985,416	17
12-31-23	46.04	0.29	•	20.21	20.50	0.28	2.64	—	2.92	—	63.61	45.99	0.55	0.43	0.43	0.52	775,807	36
12-31-22	72.73	0.31	•	(21.83)	(21.52)	0.25	4.92	—	5.17	—	46.04	(30.03)	0.55	0.43	0.43	0.56	472,316	21
12-31-21	56.25	0.23	•	16.85	17.08	0.32	0.28	—	0.60	—	72.73	30.67	0.54	0.43	0.43	0.36	722,412	22
12-31-20	42.96	0.31		15.33	15.64	0.28	2.07	—	2.35	—	56.25	38.47	0.55	0.43	0.43	0.65	590,681	13
12-31-19	33.49	0.36		11.24	11.60	0.38	1.75	—	2.13	—	42.96	35.84	0.54	0.43	0.43	0.96	446,528	19
Class S
06-30-24+	63.11	0.03	•	13.89	13.92	0.16	2.62	—	2.78	—	74.25	22.46	0.79	0.68	0.68	0.07	951,667	17
12-31-23	45.68	0.16	•	20.05	20.21	0.14	2.64	—	2.78	—	63.11	45.65	0.80	0.68	0.68	0.29	811,657	36
12-31-22	72.15	0.17	•	(21.65)	(21.48)	0.07	4.92	—	4.99	—	45.68	(30.21)	0.80	0.68	0.68	0.31	604,096	21
12-31-21	55.81	0.07	•	16.75	16.82	0.20	0.28	—	0.48	—	72.15	30.36	0.79	0.68	0.68	0.11	976,363	22
12-31-20	42.68	0.21		15.21	15.42	0.22	2.07	—	2.29	—	55.81	38.13	0.80	0.68	0.68	0.40	876,025	13
12-31-19	33.29	0.26	•	11.16	11.42	0.28	1.75	—	2.03	—	42.68	35.47	0.79	0.68	0.68	0.69	700,395	19
Voya Russell™ Large Cap Index Portfolio Class ADV
06-30-24+	32.59	0.09	•	5.33	5.42	0.26	—	—	0.26	—	37.75	16.69	0.89	0.86	0.86	0.50	202,869	9
12-31-23	25.53	0.21	•	7.09	7.30	0.24	—	—	0.24	—	32.59	28.76	0.90	0.86	0.86	0.74	171,835	11
12-31-22	33.57	0.20	•	(7.04)	(6.84)	0.07	1.13	—	1.20	—	25.53	(20.48)	0.89	0.86	0.86	0.72	127,078	13
12-31-21	27.91	0.16	•	7.04	7.20	0.25	1.29	—	1.54	—	33.57	26.81	0.92	0.86	0.86	0.53	163,976	23
12-31-20	24.38	0.22	•	4.56	4.78	0.29	0.96	—	1.25	—	27.91	21.24	0.94	0.86	0.86	0.90	105,733	6
12-31-19	19.55	0.26	•	5.57	5.83	0.30	0.70	—	1.00	—	24.38	30.66	0.89	0.86	0.86	1.16	78,254	5
Class I
06-30-24+	33.52	0.18	•	5.48	5.66	0.40	—	—	0.40	—	38.78	16.96	0.39	0.36	0.36	1.00	588,790	9
12-31-23	26.25	0.37	•	7.28	7.65	0.38	—	—	0.38	—	33.52	29.41	0.40	0.36	0.36	1.24	519,421	11
12-31-22	34.46	0.35	•	(7.23)	(6.88)	0.20	1.13	—	1.33	—	26.25	(20.07)	0.39	0.36	0.36	1.22	448,139	13
12-31-21	28.58	0.32	•	7.21	7.53	0.36	1.29	—	1.65	—	34.46	27.41	0.42	0.36	0.36	1.03	565,026	23
12-31-20	24.92	0.34	•	4.67	5.01	0.39	0.96	—	1.35	—	28.58	21.86	0.44	0.36	0.36	1.39	457,743	6
12-31-19	19.94	0.36		5.70	6.06	0.38	0.70	—	1.08	—	24.92	31.34	0.39	0.36	0.36	1.66	347,630	5
Class S
06-30-24+	33.22	0.13	•	5.43	5.56	0.32	—	—	0.32	—	38.46	16.78	0.64	0.61	0.61	0.75	1,584,150	9
12-31-23	26.01	0.29	•	7.22	7.51	0.30	—	—	0.30	—	33.22	29.08	0.65	0.61	0.61	0.99	1,507,252	11
12-31-22	34.20	0.28	•	(7.18)	(6.90)	0.16	1.13	—	1.29	—	26.01	(20.26)	0.64	0.61	0.61	0.97	1,389,220	13
12-31-21	28.37	0.24	•	7.17	7.41	0.29	1.29	—	1.58	—	34.20	27.13	0.67	0.61	0.61	0.78	2,005,750	23
12-31-20	24.73	0.28	•	4.64	4.92	0.32	0.96	—	1.28	—	28.37	21.58	0.69	0.61	0.61	1.16	596,783	6
12-31-19	19.80	0.32	•	5.63	5.95	0.32	0.70	—	1.02	—	24.73	30.96	0.64	0.61	0.61	1.42	592,415	5
Class S2
06-30-24+	34.37	0.11	•	5.63	5.74	0.16	—	—	0.16	—	39.95	16.72	0.79	0.76	0.76	0.60	88	9
12-31-23	26.90	0.26	•	7.47	7.73	0.26	—	—	0.26	—	34.37	28.89	0.80	0.76	0.76	0.84	147	11
12-31-22	35.29	0.24	•	(7.41)	(7.17)	0.09	1.13	—	1.22	—	26.90	(20.40)	0.79	0.76	0.76	0.79	114	13
12-31-21	29.26	0.21	•	7.38	7.59	0.27	1.29	—	1.56	—	35.29	26.92	0.82	0.76	0.76	0.66	276	23
12-31-20	25.47	0.25	•	4.79	5.04	0.29	0.96	—	1.25	—	29.26	21.37	0.84	0.76	0.76	0.99	1,107	6
12-31-19	20.35	0.29	•	5.81	6.10	0.28	0.70	—	0.98	—	25.47	30.80	0.79	0.76	0.76	1.26	1,012	5
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-24+	28.14	0.23	•	1.36	1.59	0.50	—	—	0.50	—	29.23	7.40	0.94	0.84	0.84	1.56	6	24

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Large Cap Value Index Portfolio (continued)
Class ADV (continued)
12-31-23	26.10	0.44	•	2.04	2.48	0.44	—	—	0.44	—	28.14	9.68	0.94	0.84	0.84	1.65	6	33
12-31-22	28.00	0.38	•	(2.05)	(1.67)	0.23	—	—	0.23	—	26.10	(5.96)	0.95	0.85	0.85	1.47	5	26
12-31-21	23.26	0.35	•	4.83	5.18	0.44	—	—	0.44	—	28.00	22.44	0.95	0.85	0.85	1.34	5	39
12-31-20	23.99	0.39	•	(0.35)	0.04	0.12	0.65	—	0.77	—	23.26	1.00	0.95	0.85	0.85	1.87	4	19
12-31-19	20.34	0.40		4.57	4.97	0.45	0.87	—	1.32	—	23.99	25.30	1.01	0.91	0.91	1.87	4	24
Class I
06-30-24+	28.47	0.31	•	1.38	1.69	0.63	—	—	0.63	—	29.53	7.70	0.44	0.34	0.34	2.07	88,411	24
12-31-23	26.39	0.58	•	2.07	2.65	0.57	—	—	0.57	—	28.47	10.27	0.44	0.34	0.34	2.18	161,507	33
12-31-22	28.31	0.52	•	(2.08)	(1.56)	0.36	—	—	0.36	—	26.39	(5.48)	0.45	0.35	0.35	1.97	86,683	26
12-31-21	23.50	0.48	•	4.88	5.36	0.55	—	—	0.55	—	28.31	22.99	0.45	0.35	0.35	1.83	99,157	39
12-31-20	24.26	0.50	•	(0.37)	0.13	0.24	0.65	—	0.89	—	23.50	1.48	0.45	0.35	0.35	2.37	88,235	19
12-31-19	20.57	0.53	•	4.60	5.13	0.57	0.87	—	1.44	—	24.26	25.92	0.51	0.41	0.41	2.38	97,086	24
Class S
06-30-24+	28.18	0.27	•	1.37	1.64	0.56	—	—	0.56	—	29.26	7.57	0.69	0.59	0.59	1.82	1,107,740	24
12-31-23	26.12	0.51	•	2.05	2.56	0.50	—	—	0.50	—	28.18	9.99	0.69	0.59	0.59	1.90	1,123,729	33
12-31-22	28.04	0.45	•	(2.06)	(1.61)	0.31	—	—	0.31	—	26.12	(5.71)	0.70	0.60	0.60	1.72	1,210,116	26
12-31-21	23.28	0.41	•	4.84	5.25	0.49	—	—	0.49	—	28.04	22.72	0.70	0.60	0.60	1.58	1,456,592	39
12-31-20	24.08	0.45	•	(0.38)	0.07	0.22	0.65	—	0.87	—	23.28	1.20	0.70	0.60	0.60	2.13	777,063	19
12-31-19	20.42	0.46	•	4.58	5.04	0.51	0.87	—	1.38	—	24.08	25.61	0.76	0.66	0.66	2.05	894,317	24
Voya Russell™ Mid Cap Growth Index Portfolio Class I
06-30-24+	39.24	0.07	•	2.18	2.25	0.17	—	—	0.17	—	41.32	5.73	0.53	0.40	0.40	0.32	20,551	44
12-31-23	31.46	0.15	•	7.79	7.94	0.16	—	—	0.16	—	39.24	25.34	0.53	0.40	0.40	0.42	19,262	49
12-31-22	48.49	0.15	•	(13.40)	(13.25)	—	3.78	—	3.78	—	31.46	(26.97)	0.53	0.40	0.40	0.43	16,213	38
12-31-21	44.95	0.04	•	5.22	5.26	0.11	1.61	—	1.72	—	48.49	12.29	0.54	0.40	0.40	0.09	24,089	63
12-31-20	35.97	0.10		11.35	11.45	0.11	2.36	—	2.47	—	44.95	34.83	0.55	0.40	0.40	0.26	32,555	35
12-31-19	29.71	0.18	•	9.69	9.87	0.29	3.32	—	3.61	—	35.97	34.87	0.54	0.40	0.40	0.52	22,121	38
Class S
06-30-24+	38.95	0.01	•	2.18	2.19	0.07	—	—	0.07	—	41.07	5.62	0.78	0.65	0.65	0.07	916,864	44
12-31-23	31.22	0.06	•	7.74	7.80	0.07	—	—	0.07	—	38.95	25.02	0.78	0.65	0.65	0.17	964,889	49
12-31-22	48.28	0.06	•	(13.34)	(13.28)	—	3.78	—	3.78	—	31.22	(27.16)	0.78	0.65	0.65	0.18	916,043	38
12-31-21	44.76	(0.05	)•	5.19	5.14	0.01	1.61	—	1.62	—	48.28	12.03	0.79	0.65	0.65	(0.11)	1,464,517	63
12-31-20	35.86	0.01		11.31	11.32	0.06	2.36	—	2.42	—	44.76	34.52	0.80	0.65	0.65	0.01	655,413	35
12-31-19	29.62	0.10	•	9.65	9.75	0.19	3.32	—	3.51	—	35.86	34.53	0.79	0.65	0.65	0.31	586,966	38
Class S2
06-30-24+	38.72	(0.02	)•	2.17	2.15	0.03	—	—	0.03	—	40.84	5.54	0.93	0.80	0.80	(0.08)	2,092	44
12-31-23	31.04	0.01	•	7.70	7.71	0.03	—	—	0.03	—	38.72	24.84	0.93	0.80	0.80	0.02	1,998	49
12-31-22	48.10	0.01	•	(13.29)	(13.28)	—	3.78	—	3.78	—	31.04	(27.27)	0.93	0.80	0.80	0.03	1,676	38
12-31-21	44.66	(0.14	)•	5.19	5.05	—	1.61	—	1.61	—	48.10	11.84	0.94	0.80	0.80	(0.30)	2,277	63
12-31-20	35.77	(0.05)		11.30	11.25	—	2.36	—	2.36	—	44.66	34.31	0.95	0.80	0.80	(0.14)	2,327	35
12-31-19	29.55	0.04		9.65	9.69	0.15	3.32	—	3.47	—	35.77	34.36	0.94	0.80	0.80	0.13	1,859	38
Voya Russell™ Mid Cap Index Portfolio Class ADV
06-30-24+	10.39	0.04	•	0.43	0.47	0.09	1.05	—	1.14	—	9.72	4.43	1.05	0.90	0.90	0.69	177,543	22
12-31-23	10.17	0.08	•	1.39	1.47	0.15	1.10	—	1.25	—	10.39	16.31	1.04	0.90	0.90	0.82	177,936	22
12-31-22	13.70	0.08	•	(2.56)	(2.48)	0.06	0.99	—	1.05	—	10.17	(18.07)	1.03	0.90	0.90	0.69	167,537	18
12-31-21	12.59	0.05	•	2.51	2.56	0.09	1.36	—	1.45	—	13.70	21.60	1.02	0.90	0.90	0.39	219,999	33
12-31-20	13.08	0.09		1.24	1.33	0.12	1.70	—	1.82	—	12.59	16.01	1.05	0.90	0.90	0.81	188,952	16
12-31-19	12.51	0.10		3.23	3.33	0.16	2.60	—	2.76	—	13.08	29.32	0.95	0.90	0.90	0.86	189,561	8

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Mid Cap Index Portfolio (continued)
Class I
06-30-24+	11.13	0.07	•	0.47	0.54	0.15	1.05	—	1.20	—	10.47	4.70	0.55	0.40	0.40	1.19	623,368	22
12-31-23	10.82	0.14	•	1.48	1.62	0.21	1.10	—	1.31	—	11.13	16.83	0.54	0.40	0.40	1.32	598,352	22
12-31-22	14.50	0.14	•	(2.70)	(2.56)	0.13	0.99	—	1.12	—	10.82	(17.61)	0.53	0.40	0.40	1.19	591,369	18
12-31-21	13.24	0.13	•	2.63	2.76	0.14	1.36	—	1.50	—	14.50	22.17	0.52	0.40	0.40	0.89	857,792	33
12-31-20	13.65	0.16		1.31	1.47	0.18	1.70	—	1.88	—	13.24	16.67	0.55	0.40	0.40	1.31	726,726	16
12-31-19	12.96	0.18	•	3.34	3.52	0.23	2.60	—	2.83	—	13.65	29.95	0.45	0.40	0.40	1.35	754,716	8
Class S
06-30-24+	10.89	0.05	•	0.47	0.52	0.12	1.05	—	1.17	—	10.24	4.64	0.80	0.65	0.65	0.94	179,804	22
12-31-23	10.61	0.11	•	1.45	1.56	0.17	1.10	—	1.27	—	10.89	16.51	0.79	0.65	0.65	1.07	186,153	22
12-31-22	14.22	0.11	•	(2.64)	(2.53)	0.09	0.99	—	1.08	—	10.61	(17.77)	0.78	0.65	0.65	0.94	184,295	18
12-31-21	13.02	0.09	•	2.58	2.67	0.11	1.36	—	1.47	—	14.22	21.80	0.77	0.65	0.65	0.64	254,761	33
12-31-20	13.45	0.15		1.27	1.42	0.15	1.70	—	1.85	—	13.02	16.32	0.80	0.65	0.65	1.06	240,792	16
12-31-19	12.79	0.16		3.29	3.45	0.19	2.60	—	2.79	—	13.45	29.74	0.70	0.65	0.65	1.10	275,980	8
Class S2
06-30-24+	10.60	0.04	•	0.46	0.50	0.11	1.05	—	1.16	—	9.94	4.57	0.95	0.80	0.80	0.80	8,027	22
12-31-23	10.35	0.09	•	1.42	1.51	0.15	1.10	—	1.25	—	10.60	16.36	0.94	0.80	0.80	0.92	7,495	22
12-31-22	13.90	0.09	•	(2.59)	(2.50)	0.06	0.99	—	1.05	—	10.35	(17.91)	0.93	0.80	0.80	0.78	7,155	18
12-31-21	12.74	0.06	•	2.54	2.60	0.08	1.36	—	1.44	—	13.90	21.68	0.92	0.80	0.80	0.48	10,244	33
12-31-20	13.21	0.13		1.23	1.36	0.13	1.70	—	1.83	—	12.74	16.11	0.95	0.80	0.80	0.91	12,343	16
12-31-19	12.60	0.12		3.26	3.38	0.17	2.60	—	2.77	—	13.21	29.56	0.85	0.80	0.80	0.96	14,835	8
Voya Russell™ Small Cap Index Portfolio Class ADV
06-30-24+	13.14	0.04	•	0.13	0.17	0.11	0.89	—	1.00	—	12.31	1.29	1.08	0.95	0.95	0.68	107,627	11
12-31-23	12.06	0.09	•	1.71	1.80	0.19	0.53	—	0.72	—	13.14	15.94	1.09	0.95	0.95	0.73	109,839	9
12-31-22	16.95	0.07	•	(3.66)	(3.59)	0.04	1.26	—	1.30	—	12.06	(21.02)	1.07	0.95	0.95	0.53	98,127	14
12-31-21	14.94	0.02	•	2.04	2.06	0.05	—	—	0.05	—	16.95	13.81	1.04	0.95	0.95	0.14	131,976	36
12-31-20	13.75	0.06		2.04	2.10	0.08	0.83	—	0.91	—	14.94	18.93	1.05	0.95	0.95	0.46	113,940	41
12-31-19	12.53	0.07		2.84	2.91	0.09	1.60	—	1.69	—	13.75	24.57	0.98	0.95	0.95	0.54	111,010	22
Class I
06-30-24+	13.79	0.08	•	0.12	0.20	0.17	0.89	—	1.06	—	12.93	1.47	0.58	0.45	0.45	1.17	204,633	11
12-31-23	12.61	0.16	•	1.81	1.97	0.25	0.53	—	0.78	—	13.79	16.68	0.59	0.45	0.45	1.23	228,924	9
12-31-22	17.69	0.14	•	(3.83)	(3.69)	0.13	1.26	—	1.39	—	12.61	(20.69)	0.57	0.45	0.45	1.04	217,487	14
12-31-21	15.57	0.11	•	2.12	2.23	0.11	—	—	0.11	—	17.69	14.34	0.54	0.45	0.45	0.64	274,932	36
12-31-20	14.30	0.13		2.12	2.25	0.15	0.83	—	0.98	—	15.57	19.56	0.55	0.45	0.45	0.97	252,530	41
12-31-19	12.98	0.14	•	2.95	3.09	0.17	1.60	—	1.77	—	14.30	25.17	0.48	0.45	0.45	1.04	390,842	22
Class S
06-30-24+	13.62	0.06	•	0.13	0.19	0.14	0.89	—	1.03	—	12.78	1.38	0.83	0.70	0.70	0.93	253,287	11
12-31-23	12.46	0.12	•	1.79	1.91	0.22	0.53	—	0.75	—	13.62	16.35	0.84	0.70	0.70	0.97	272,263	9
12-31-22	17.47	0.11	•	(3.79)	(3.68)	0.07	1.26	—	1.33	—	12.46	(20.89)	0.82	0.70	0.70	0.77	271,895	14
12-31-21	15.39	0.07	•	2.09	2.16	0.08	—	—	0.08	—	17.47	14.04	0.79	0.70	0.70	0.37	398,676	36
12-31-20	14.15	0.10		2.10	2.20	0.13	0.83	—	0.96	—	15.39	19.34	0.80	0.70	0.70	0.71	420,955	41
12-31-19	12.86	0.11	•	2.90	3.01	0.12	1.60	—	1.72	—	14.15	24.77	0.73	0.70	0.70	0.84	429,300	22
Class S2
06-30-24+	13.30	0.05	•	0.12	0.17	0.12	0.89	—	1.01	—	12.46	1.28	0.98	0.85	0.85	0.78	4,937	11
12-31-23	12.18	0.10	•	1.75	1.85	0.20	0.53	—	0.73	—	13.30	16.21	0.99	0.85	0.85	0.82	5,237	9
12-31-22	17.11	0.08	•	(3.70)	(3.62)	0.05	1.26	—	1.31	—	12.18	(21.01)	0.97	0.85	0.85	0.63	4,945	14
12-31-21	15.07	0.04	•	2.06	2.10	0.06	—	—	0.06	—	17.11	13.95	0.94	0.85	0.85	0.23	6,614	36
12-31-20	13.86	0.09		2.04	2.13	0.09	0.83	—	0.92	—	15.07	19.03	0.95	0.85	0.85	0.56	6,495	41
12-31-19	12.62	0.09		2.86	2.95	0.11	1.60	—	1.71	—	13.86	24.07	0.88	0.85	0.85	0.64	7,379	22

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya U.S. Bond Index Portfolio
Class ADV
06-30-24+	9.19	0.15	•	(0.24)	(0.09)	0.16	—	—	0.16	—	8.94	(1.00)	0.91	0.86	0.86	3.31	19,433	232
12-31-23	9.09	0.27	•	0.13	0.40	0.30	—	—	0.30	—	9.19	4.51	0.91	0.86	0.86	2.95	20,490	312
12-31-22	10.71	0.20	•	(1.65)	(1.45)	0.17	—	—	0.17	—	9.09	(13.60)	0.88	0.86	0.86	2.05	19,965	464
12-31-21	11.27	0.10	•	(0.35)	(0.25)	0.12	0.19	—	0.31	—	10.71	(2.29)	0.89	0.88	0.88	0.91	25,037	488
12-31-20	10.85	0.13		0.59	0.72	0.23	0.07	—	0.30	—	11.27	6.69	0.88	0.88	0.88	1.23	30,573	377
12-31-19	10.27	0.21		0.58	0.79	0.21	—	—	0.21	—	10.85	7.69	0.88	0.88	0.88	1.97	26,983	222
Class I
06-30-24+	9.23	0.17	•	(0.25)	(0.08)	0.18	—	—	0.18	—	8.97	(0.85)	0.41	0.36	0.36	3.81	1,372,205	232
12-31-23	9.13	0.31	•	0.14	0.45	0.35	—	—	0.35	—	9.23	5.03	0.41	0.36	0.36	3.45	1,445,259	312
12-31-22	10.75	0.25	•	(1.65)	(1.40)	0.22	—	—	0.22	—	9.13	(13.10)	0.38	0.36	0.36	2.54	1,300,764	464
12-31-21	11.32	0.15	•	(0.36)	(0.21)	0.17	0.19	—	0.36	—	10.75	(1.87)	0.39	0.38	0.38	1.42	1,682,328	488
12-31-20	10.90	0.20		0.58	0.78	0.29	0.07	—	0.36	—	11.32	7.20	0.38	0.38	0.38	1.73	1,811,026	377
12-31-19	10.31	0.27		0.58	0.85	0.26	—	—	0.26	—	10.90	8.30	0.38	0.38	0.38	2.48	1,808,834	222
Class S
06-30-24+	9.20	0.16	•	(0.24)	(0.08)	0.17	—	—	0.17	—	8.95	(0.87)	0.66	0.61	0.61	3.56	179,864	232
12-31-23	9.10	0.29	•	0.13	0.42	0.32	—	—	0.32	—	9.20	4.77	0.66	0.61	0.61	3.20	131,424	312
12-31-22	10.72	0.22	•	(1.65)	(1.43)	0.19	—	—	0.19	—	9.10	(13.37)	0.63	0.61	0.61	2.29	136,210	464
12-31-21	11.29	0.13	•	(0.37)	(0.24)	0.14	0.19	—	0.33	—	10.72	(2.13)	0.64	0.63	0.63	1.16	174,357	488
12-31-20	10.86	0.16		0.60	0.76	0.26	0.07	—	0.33	—	11.29	7.05	0.63	0.63	0.63	1.47	205,870	377
12-31-19	10.28	0.24		0.57	0.81	0.23	—	—	0.23	—	10.86	7.95	0.63	0.63	0.63	2.22	177,236	222
Class S2
06-30-24+	9.20	0.15	•	(0.24)	(0.09)	0.16	—	—	0.16	—	8.95	(0.94)	0.81	0.76	0.76	3.41	855	232
12-31-23	9.10	0.28	•	0.13	0.41	0.31	—	—	0.31	—	9.20	4.62	0.81	0.76	0.76	3.06	928	312
12-31-22	10.72	0.21	•	(1.65)	(1.44)	0.18	—	—	0.18	—	9.10	(13.50)	0.78	0.76	0.76	2.12	910	464
12-31-21	11.29	0.11	•	(0.36)	(0.25)	0.13	0.19	—	0.32	—	10.72	(2.27)	0.79	0.78	0.78	1.02	1,356	488
12-31-20	10.87	0.15	•	0.58	0.73	0.24	0.07	—	0.31	—	11.29	6.79	0.78	0.78	0.78	1.33	1,370	377
12-31-19	10.28	0.21		0.60	0.81	0.22	—	—	0.22	—	10.87	7.89	0.78	0.78	0.78	2.07	1,462	222

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The nine series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

Russia’s large-scale invasion of Ukraine on February 24, 2022 created circumstances that significantly impacted Emerging Markets Index’s operations. The combination of market closures, Western sanctions, retaliatory Russian sanctions, and capital controls as a result of Russia’s invasion have rendered Emerging Markets Index’s investments in Russian securities, including depository receipts, illiquid. In addition, U.S. and non-U.S. exchanges have halted trading in certain ADRs and GDRs of Russian companies. Consequently, the Russian equity market has become largely restricted and it is uncertain when these restrictions on trading Russian securities will be relieved. As a result, Russian securities held by Emerging Markets Index were fair valued at $0. (see Note 2.A for additional information on security valuation procedures) Subsequent to February 24, 2022, certain Russian securities held by Emerging Markets Index had declared dividends, however there is no assurance these dividends can be collected by Emerging Markets Index. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2024. Any currency denominated in Rubles cannot be repatriated and such currency is valued at $0 as of June 30, 2024.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2024, the maximum amount of loss that Emerging Markets Index would incur if its counterparties failed to perform would be $15 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2024. There was no collateral pledged by any counterparty at June 30, 2024 to any Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended June 30, 2024, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the period ended June 30, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.

	Buy	Sell
Emerging Markets Index	$4,180	$—
International Index	—	9,875

Please refer to the tables within the Portfolio of Investments for Emerging Markets index for open forward foreign currency contracts at June 30, 2024. International Index did not have any open forward foreign currency contracts as of June 30, 2024

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios’ assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2024, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2024, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Purchased	Sold
Emerging Markets Index	$2,890,355	$—
International Index	19,888,700	—
Russell™ Large Cap Growth Index	4,594,833	—
Russell™ Large Cap Index	6,313,400	—
Russell™ Large Cap Value Index	4,399,092	—
Russell™ Mid Cap Growth Index	2,353,713	—
Russell™ Mid Cap Index	3,033,053	—
Russell™ Small Cap Index	12,171,965	—
U.S. Bond Index	137,967,641	41,936,177

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2024.

J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2024, U.S. Bond Index had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. U.S. Bond Index used CDX swaps to hedge the credit risk associated with various sectors within the credit market.

For the period ended June 30, 2024, U.S. Bond Index had bought credit protection with an average notional amount of $30,000,000 on credit default swaps. U.S. Bond Index did not have any open credit default swaps to buy protection at June 30, 2024.

K. Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At June 30, 2024, there was no collateral pledged or received for open delayed-delivery or when-issued transactions.

N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:

	Purchases	Sales
Emerging Markets Index	$7,422,998	$8,476,293
International Index	63,481,318	55,347,349
Russell™ Large Cap Growth Index	297,075,521	294,388,302
Russell™ Large Cap Index	206,401,507	375,987,383
Russell™ Large Cap Value Index	312,202,310	482,096,880
Russell™ Mid Cap Growth Index	425,496,204	526,754,758
Russell™ Mid Cap Index	215,805,082	236,100,982
Russell™ Small Cap Index	66,482,792	120,026,091
U.S. Bond Index	163,625,782	182,854,525

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$3,263,479,645	$3,349,741,694

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Emerging Markets Index	0.38%
International Index	0.48% on the first $500 million;
0.46% on the next $500 million;
0.44% on the next $500 million;
0.42% on the next $500 million;
and 0.40% thereafter
Russell™ Large Cap	0.50% on the first $500 million;
Growth Index(1)	0.48% on the next $500 million;
and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion;
0.33% on the next $1 billion;

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

(continued)

and 0.31% thereafter
Russell™ Large Cap Value Index(1)	0.50% on the first $250 million; 0.40% on the next $250 million;
and 0.35% thereafter
Russell™ Mid Cap Growth Index(1)	0.50% on the first $500 million; 0.48% on the next $500 million;
and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion;
0.34% on the next $2 billion;
and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion;
0.41% on the next $1 billion;
and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million;
0.37% on the next $500 million;
0.35% on the next $1 billion;
0.33% on the next $2 billion;
0.31% on the next $2 billion;
and 0.29% thereafter

(1)	Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios, except Emerging Markets Index, are subject to a shareholder service and distribution plan and Class S2 shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated
Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	16.81%

Voya Global Perspectives® Portfolio	Emerging Markets Index	6.43

Voya Index Solution 2035 Portfolio	U.S. Bond Index	6.51

Voya Institutional Trust Company	Russell™ Large Cap Growth Index	19.00
	Russell™ Large Cap Index	10.82
	Russell™ Large Cap Value Index	5.99
	Russell™ Mid Cap Index	22.38
	Russell™ Small Cap Index	21.57

Voya Retirement Conservative Portfolio	U.S. Bond Index	8.64

Voya Retirement Growth Portfolio	Emerging Markets Index	54.72
	International Index	16.71
	Russell™ Mid Cap Index	18.24
	Russell™ Small Cap Index	6.42
	U.S. Bond Index	16.27

Voya Retirement Insurance and Annuity Company	International Index	10.06
	Russell™ Large Cap Growth Index	18.45
	Russell™ Large Cap Index	22.05
	Russell™ Large Cap Value Index	5.15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES

AND RELATED PARTIES (continued)

	Russell™ Mid Cap Index	33.65
	Russell™ Small Cap Index	29.31

Voya Retirement Moderate Growth Portfolio	Emerging Markets Index	24.88
	International Index	7.25
	Russell™ Mid Cap Index	6.21
	U.S. Bond Index	21.09

Voya Retirement Moderate Portfolio	Emerging Markets Index	13.51
	U.S. Bond Index	18.07

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Emerging Markets Index	$109
International Index	190,456
Russell™ Large Cap Growth Index	263,267
Russell™ Large Cap Index	291,444
Russell™ Large Cap Value Index	89,558
Russell™ Mid Cap Growth Index	29,152
Russell™ Mid Cap Index	434,401
Russell™ Small Cap Index	294,610
U.S. Bond Index	41,862

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. There were no 17a-7 transactions and in-kind transactions for the period ended June 30, 2024.

NOTE 7 — LICENSING FEE

The following Portfolios pay an annual licensing fee to the licensor listed below in order to obtain data and permissions necessary to achieve its principal investment strategy:

Portfolio	Licensor
Emerging Markets Index	MSCI Inc.
International Index	MSCI Inc.
RussellTM Large Cap Growth Index, RussellTM Large Cap Value Index, RussellTM Mid Cap Growth Index, RussellTM Mid Cap Index, and RussellTM Small Cap Index	Frank Russell Company

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Emerging Markets Index	N/A	0.55%	0.80%	N/A
International Index(1)	1.00%	0.50%	0.75%	0.90%
Russell™ Large Cap Growth Index(2)	N/A	N/A	N/A	N/A
Russell™ Large Cap Index(3)	0.87%	0.37%	0.62%	0.77%
Russell™ Large Cap Value Index(2)	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(4)	N/A	0.43%	0.68%	0.83%
Russell™ Mid Cap Index(5)	0.93%	0.43%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index(6)	0.88%	0.38%	0.63%	0.78%

(1)	Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

(2)

Pursuant to a side letter agreement, through May 1, 2025, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)	Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
(5)

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(6)

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits for U.S Bond Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2024, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2025	2026	2027	Total
Emerging Markets Index	$—	$184,788	$429,920	$614,708
International Index	895,935	1,196,237	1,080,253	3,172,425
Russell™ Small Cap Index	677,201	566,775	133,666	1,377,642

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment

Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
Emerging Markets Index
Class I	$—	$321	$302	$623
International Index
Class ADV	$—	$90,274	$95,494	$185,768
Class I	—	125,135	179,584	304,719
Class S	—	28,691	34,427	63,118
Class S2	—	342	608	950
Russell™ Small Cap Index
Class ADV	$—	$59,470	$100,297	$159,767
Class I	—	127,510	198,137	325,647
Class S	—	159,630	254,977	414,607
Class S2	—	2,849	4,721	7,570

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2024:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized		Approximate Weighted Average Interest Rate For Days Utilized
Emerging Markets Index	1	$798,000		6.33%
International Index	10	2,152,200		6.33
Russell™ Large Cap Growth Index	1	2,581,000		6.33
Russell™ Large Cap Index	8	7,061,500	(1)	6.33
Russell™ Large Cap Value Index	3	631,667		6.33
Russell™ Mid Cap Growth Index	10	1,952,400	(2)	6.33
Russell™ Mid Cap Index	8	3,796,625		6.33
Russell™ Small Cap Index	1	12,681,000		6.33

(1)	As of June 30, 2024, RussellTM Large Cap Index had an outstanding balance of $10,281,000.
(2)	As of June 30, 2024, RussellTM Mid Cap Growth Index had an outstanding balance of $3,049,000.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Emerging Markets Index
Class I
6/30/2024	1,107,024	—	584,719	(1,265,781)	—	425,962	10,761,656	—	5,806,260	(12,479,894)	—	4,088,022
12/31/2023	49,125,185	—	2,255,655	(54,575,412)	—	(3,194,572)	500,786,925	—	20,977,589	(538,228,035)	—	(16,463,521)
Class P2(1)
6/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	8,661,688	—	—	(60,744,013)	—	(52,082,325)	93,021,053	—	—	(633,392,670)	—	(540,371,617)
Class S
6/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	21	—	—	(776)	—	(755)	221	—	—	(7,845)	—	(7,624)
International Index
Class ADV
6/30/2024	331,249	—	849,026	(3,753,283)	—	(2,573,008)	3,625,405	—	9,568,522	(41,777,293)	—	(28,583,366)
12/31/2023	1,371,025	—	1,774,839	(6,384,342)	—	(3,238,478)	14,108,947	—	18,227,601	(65,227,589)	—	(32,891,041)
Class I
6/30/2024	9,388,110	—	1,681,286	(5,290,215)	—	5,779,181	106,361,925	—	19,301,161	(60,313,721)	—	65,349,365
12/31/2023	10,029,389	—	2,750,385	(11,402,494)	—	1,377,280	107,710,452	—	28,769,025	(119,200,808)	—	17,278,669
Class P2(2)
6/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	724,773	—	—	(94,018,251)	—	(93,293,478)	7,841,722	—	—	(1,025,583,895)	—
Class S
6/30/2024	124,292	—	266,980	(1,569,601)	—	(1,178,329)	1,403,490	—	3,043,573	(17,447,656)	—	(13,000,593)
12/31/2023	582,781	—	589,877	(2,351,390)	—	(1,178,732)	5,982,619	—	6,128,825	(24,427,783)	—	(12,316,339)
Class S2
6/30/2024	20,264	—	4,168	(19,199)	—	5,233	225,047	—	47,477	(219,439)	—	53,085
12/31/2023	45,076	—	7,303	(32,312)	—	20,067	473,728	—	75,800	(333,617)	—	215,911
Russell™ Large Cap Growth Index
Class ADV
6/30/2024	—	—	6	—	—	6	—	—	436	—	—	436

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Russell™ Large Cap Growth Index (continued)
Class ADV
12/31/2023	—	—	8	—	—	8	—	—	414	—	—	414
Class I
6/30/2024	1,476,696	—	503,395	(1,002,909)	—	977,182	108,639,814	—	34,396,947	(69,568,434)	—	73,468,327
12/31/2023	6,279,842	—	665,061	(5,008,179)	—	1,936,724	311,582,771	—	34,357,077	(265,166,715)	—	80,773,133
Class S
6/30/2024	453,581	—	508,795	(1,006,505)	—	(44,129)	30,998,148	—	34,516,631	(68,700,151)	—	(3,185,372)
12/31/2023	819,867	—	689,943	(1,872,541)	—	(362,731)	45,456,600	—	35,414,778	(102,411,338)	—	(21,539,960)
Russell™ Large Cap Index
Class ADV
6/30/2024	260,920	—	39,517	(199,097)	—	101,340	9,118,081	—	1,409,955	(7,084,084)	—	3,443,952
12/31/2023	653,739	—	42,734	(401,362)	—	295,111	19,226,833	—	1,187,571	(11,508,276)	—	8,906,128
Class I
6/30/2024	552,973	—	166,132	(1,033,641)	—	(314,536)	19,958,549	—	6,085,424	(37,818,977)	—	(11,775,004)
12/31/2023	1,443,765	—	204,398	(3,222,942)	—	(1,574,779)	43,579,091	—	5,823,303	(92,256,203)	—	(42,853,809)
Class S
6/30/2024	97,647	—	368,037	(4,656,989)	—	(4,191,305)	3,494,162	—	13,378,163	(167,559,468)	—	(150,687,143)
12/31/2023	272,565	—	524,298	(8,835,248)	—	(8,038,385)	8,134,368	—	14,827,158	(257,709,157)	—	(234,747,631)
Class S2
6/30/2024	907	—	9	(3,004)	—	(2,088)	33,423	—	339	(112,244)	—	(78,482)
12/31/2023	350	—	39	(341)	—	48	10,130	—	1,156	(10,940)	—	346
Russell™ Large Cap Value Index
Class ADV
6/30/2024	—	—	7	—	—	7	—	—	199	—	—	199
12/31/2023	—	—	3	—	—	3	—	—	87	—	—	87
Class I
6/30/2024	76,205	—	205,096	(2,959,689)	—	(2,678,388)	2,262,055	—	6,074,947	(87,479,032)	—	(79,142,030)
12/31/2023	3,006,704	—	70,534	(689,985)	—	2,387,253	80,202,185	—	1,825,432	(18,578,275)	—	63,449,342
Class S
6/30/2024	196,227	—	1,344,680	(3,551,679)	—	(2,010,772)	5,675,060	—	39,479,816	(104,153,349)	—	(58,998,473)
12/31/2023	448,053	—	844,259	(7,756,514)	—	(6,464,202)	11,857,315	—	21,663,685	(205,672,641)	—	(172,151,641)
Russell™ Mid Cap Growth Index
Class I
6/30/2024	24,162	—	1,982	(19,746)	—	6,398	982,132	—	81,551	(798,371)	—	265,312
12/31/2023	50,447	—	2,536	(77,519)	—	(24,536)	1,738,028	—	84,691	(2,777,483)	—	(954,764)
Class S
6/30/2024	39,416	—	37,219	(2,524,864)	—	(2,448,229)	1,578,801	—	1,522,627	(102,653,447)	—	(99,552,019)
12/31/2023	154,100	—	57,588	(4,785,356)	—	(4,573,668)	5,187,584	—	1,911,922	(165,169,463)	—	(158,069,957)
Class S2
6/30/2024	936	—	34	(1,342)	—	(372)	37,627	—	1,365	(54,015)	—	(15,023)
12/31/2023	3,625	—	41	(6,086)	—	(2,420)	128,458	—	1,342	(212,733)	—	(82,933)
Russell™ Mid Cap Index
Class ADV
6/30/2024	331,684	—	1,920,857	(1,123,129)	—	1,129,412	3,417,966	—	18,901,232	(11,726,686)	—	10,592,512
12/31/2023	718,173	—	2,226,364	(2,280,538)	—	663,999	7,163,955	—	20,148,595	(22,487,981)	—	4,824,569
Class I
6/30/2024	6,399,033	—	5,570,034	(6,220,176)	—	5,748,891	67,493,818	—	58,986,658	(70,626,020)	—	55,854,456
12/31/2023	3,627,469	—	6,969,674	(11,484,815)	—	(887,672)	38,476,184	—	67,327,051	(122,589,446)	—	(16,786,211)
Class P2(3)
6/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	3,641,280	—	—	(27,629,002)	—	(23,987,722)	41,935,455	—	—	(327,659,621)	—	(285,724,166)
Class S
6/30/2024	438,857	—	1,821,942	(1,793,742)	—	467,057	4,852,254	—	18,875,321	(19,568,176)	—	4,159,399
12/31/2023	1,005,143	—	2,205,436	(3,488,392)	—	(277,813)	10,308,000	—	20,885,480	(36,115,728)	—	(4,922,248)
Class S2
6/30/2024	72,650	—	84,014	(55,995)	—	100,669	777,456	—	845,178	(596,854)	—	1,025,780
12/31/2023	92,180	—	81,698	(158,038)	—	15,840	937,705	—	754,069	(1,692,184)	—	(410)
Russell™ Small Cap Index
Class ADV
6/30/2024	201,240	—	658,429	(472,995)	—	386,674	2,569,845	—	8,151,346	(6,119,954)	—	4,601,237
12/31/2023	547,538	—	520,214	(850,895)	—	216,857	6,698,872	—	5,847,205	(10,312,603)	—	2,233,474
Class I

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Russell™ Small Cap Index (continued)
Class I
6/30/2024	619,236	—	1,205,251	(2,604,824)	—	(780,337)	8,261,379	—	15,668,264	(36,260,403)	—	(12,330,760)
12/31/2023	1,231,274	—	1,086,741	(2,953,226)	—	(635,211)	15,686,661	—	12,780,079	(38,174,409)	—	(9,707,669)
Class P2(4)
6/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	679,695	—	—	(24,614,360)	—	(23,934,665)	8,805,325	—	—	(334,890,783)	—	(326,085,458)
Class S
6/30/2024	168,491	—	1,513,424	(1,853,642)	—	(171,727)	2,259,164	—	19,447,503	(24,661,002)	—	(2,954,335)
12/31/2023	633,121	—	1,326,895	(3,782,610)	—	(1,822,594)	7,981,857	—	15,431,789	(47,613,323)	—	(24,199,677)
Class S2
6/30/2024	30,332	—	29,638	(57,675)	—	2,295	392,172	—	371,359	(752,668)	—	10,863
12/31/2023	61,487	—	24,370	(97,816)	—	(11,959)	768,166	—	277,086	(1,227,365)	—	(182,113)
U.S. Bond Index
Class ADV
6/30/2024	81,167	—	38,459	(175,416)	—	(55,790)	727,735	—	344,486	(1,573,056)	—	(500,835)
12/31/2023	295,110	—	71,704	(333,795)	—	33,019	2,666,582	—	648,196	(3,014,875)	—	299,903
Class I
6/30/2024	31,407,592	—	3,211,048	(38,360,035)	—	(3,741,395)	282,924,917	—	28,866,360	(345,215,328)	—	(33,424,051)
12/31/2023	79,783,782	—	6,098,654	(71,775,807)	—	14,106,629	732,145,241	—	55,363,942	(649,640,093)	—	137,869,090
Class P2(5)
6/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	2,453,186	—	459,879	(151,294,908)	—		22,848,463	—	4,313,669	(1,412,970,915)	—
Class S
6/30/2024	6,745,140	—	272,398	(1,205,506)	—	5,812,032	60,672,208	—	2,442,455	(10,805,712)	—	52,308,951
12/31/2023	1,211,352	—	515,318	(2,411,167)	—	(684,497)	10,964,793	—	4,664,310	(21,878,713)	—	(6,249,610)
Class S2
6/30/2024	7,284	—	1,861	(14,476)	—	(5,331)	65,274	—	16,689	(129,559)	—	(47,596)
12/31/2023	13,800	—	3,596	(16,510)	—	886	125,454	—	32,549	(151,239)	—	6,764

(1)	Class P2 was fully redeemed on close of business on March 30, 2023

(2)	Class P2 was fully redeemed on close of business on February 3, 2023

(3)	Class P2 was fully redeemed on close of business on January 27, 2023

(4)	Class P2 was fully redeemed on close of business on January 20, 2023

(5)	Class P2 was fully redeemed on close of business on February 14, 2023

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2024:

Emerging Markets Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Arbitrage	$37,680	$(37,680)	$—
Citigroup Global Markets Inc.	824	(824)	—
Citigroup Global Markets Limited	56,423	(56,423)	—
Goldman, Sachs & Co. LLC	21,550	(21,550)	—
HSBC Bank PLC	70,701	(70,701)	—
Jefferies LLC	65,630	(65,630)	—
JP Morgan Securities Plc.	123,686	(123,686)	—
Merrill Lynch International	37,482	(37,482)	—
Morgan Stanley & Co. LLC	72,770	(72,770)	—
Wells Fargo Bank NA	73,572	(73,572)	—
Total	$560,318	$(560,318)	$—

(1)	Cash collateral with a fair value of $634,656 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$14,041	$(14,041)	$—
BMO Capital Markets Corp	686,945	(686,945)	—
BNP Paribas Arbitrage	592,197	(592,197)	—
BofA Securities Inc	571,999	(571,999)	—
Citigroup Global Markets Limited	1,949,349	(1,949,349)	—
Goldman Sachs International	1,940,371	(1,940,371)	—
Goldman, Sachs & Co. LLC	119,009	(119,009)	—
HSBC Bank PLC	5,255,798	(5,255,798)	—
J.P. Morgan Securities LLC	450,127	(450,127)	—
Jefferies LLC	1,951,703	(1,951,703)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Securities Plc.	$6,191,361	$(6,191,361)	$—
Merrill Lynch International	3,683,612	(3,683,612)	—
Morgan Stanley & Co. International PLC	1,291,119	(1,291,119)	—
Morgan Stanley & Co. LLC	2,062,670	(2,062,670)	—
Nomura International PLC	36,601	(36,601)	—
Societe Generale	868,727	(868,727)	—
State Street Bank and Trust Company	33,974,341	(33,974,341)	—
TD Prime Services LLC	715,853	(715,853)	—
UBS AG	269,239	(269,239)	—
Wells Fargo Securities LLC	3,431	(3,431)	—
Total	$62,628,493	$(62,628,493)	$—

(1)	Cash collateral with a fair value of $66,413,864 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$112,727	$(112,727)	$—
BofA Securities Inc	312,265	(312,265)	—
Citigroup Global Markets Inc.	115,007	(115,007)	—
J.P. Morgan Securities LLC	87,778	(87,778)	—
Morgan Stanley & Co. LLC	6,098,854	(6,098,854)	—
National Financial Services LLC	52,904	(52,904)	—
TD Prime Services LLC	143,330	(143,330)	—
UBS AG	111,916	(111,916)	—
Wells Fargo Securities LLC	2,318	(2,318)	—
Total	$7,037,099	$(7,037,099)	$—

(1)	Cash collateral with a fair value of $7,251,552 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$165,489	$(165,489)	$—
Barclays Capital Inc.	165,528	(165,528)	—
BMO Capital Markets Corp	120,275	(120,275)	—
BNP Paribas Securities Corp.	562,156	(562,156)	—
BofA Securities Inc	939,694	(939,694)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$956,325	$(956,325)	$—
Goldman Sachs International	9,304	(9,304)	—
Goldman, Sachs & Co. LLC	237,948	(237,948)	—
J.P. Morgan Securities LLC	37,365	(37,365)	—
Mirae Asset Securities (USA) Inc.	1,314,496	(1,314,496)	—
Morgan Stanley & Co. LLC	1,874,889	(1,874,889)	—
National Bank of Canada Financial Inc	112,396	(112,396)	—
National Financial Services LLC	18,324	(18,324)	—
Natixis Securities America LLC	28,992	(28,992)	—
Nomura Securities International, Inc.	370,128	(370,128)	—
SG Americas Securities, LLC	731	(731)	—
State Street Bank and Trust Company	149,776	(149,776)	—
TD Prime Services LLC	50,166	(50,166)	—
UBS AG	444,360	(444,360)	—
Wells Fargo Securities LLC	104,433	(104,433)	—
Total	$7,662,775	$(7,662,775)	$—

(1)	Cash collateral with a fair value of $7,986,901 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$223,445	$(223,445)	$—
BMO Capital Markets Corp	155,345	(155,345)	—
BNP Paribas Prime Brokerage Intl Ltd	628,736	(628,736)	—
BNP Paribas Securities Corp.	2,027,965	(2,027,965)	—
BofA Securities Inc	2,902,781	(2,902,781)	—
Cantor Fitzgerald & Co	9,117	(9,117)	—
Citadel Securities LLC	142,654	(142,654)	—
Citigroup Global Markets Inc.	4,480,843	(4,480,843)	—
Cowen and Company LLC	47,282	(47,282)	—
Deutsche Bank Securities Inc.	212,844	(212,844)	—
Goldman, Sachs & Co. LLC	849,992	(849,992)	—
HSBC Bank PLC	491,134	(491,134)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$1,261,821	$(1,261,821)	$—
Janney Montgomery Scott LLC	525,661	(525,661)	—
Jefferies LLC	9,573	(9,573)	—
Mizuho Securities USA LLC.	601	(601)	—
Morgan Stanley & Co. LLC	2,476,345	(2,476,345)	—
National Bank of Canada Financial Inc	311,179	(311,179)	—
National Financial Services LLC	3,812,217	(3,812,217)	—
Natixis Securities America LLC	837,715	(837,715)	—
RBC Capital Markets, LLC	21,910	(21,910)	—
Scotia Capital (USA) INC	49,016	(49,016)	—
SG Americas Securities, LLC	190,471	(190,471)	—
State Street Bank and Trust Company	775,838	(775,838)	—
TD Prime Services LLC	59,162	(59,162)	—
UBS AG	1,467,072	(1,467,072)	—
Wells Fargo Bank NA	199,866	(199,866)	—
Wells Fargo Securities LLC	269,352	(269,352)	—
Total	$24,439,937	$(24,439,937)	$—

(1)	Cash collateral with a fair value of $25,271,643 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,025,837	$(1,025,837)	$—
Barclays Capital Inc.	266,256	(266,256)	—
BNP Paribas	2,036,654	(2,036,654)	—
BNP Paribas Prime Brokerage Intl Ltd	232,898	(232,898)	—
BofA Securities Inc	212,767	(212,767)	—
Cantor Fitzgerald & Co	16,704	(16,704)	—
Citigroup Global Markets Inc.	2,040,220	(2,040,220)	—
Deutsche Bank Securities Inc.	41,109	(41,109)	—
Goldman, Sachs & Co. LLC	1,154,001	(1,154,001)	—
Mizuho Securities USA LLC.	371,369	(371,369)	—
Morgan Stanley & Co. LLC	53,838	(53,838)	—
MUFG Securities Americas Inc.	427,102	(427,102)	—
National Bank Financial Inc	1,136,648	(1,136,648)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Financial Services LLC	$5,754	$(5,754)	$—
NatWest Markets Securities Inc.	59,339	(59,339)	—
Scotia Capital (USA) INC	18,747	(18,747)	—
Societe Generale	28,609,010	(28,609,010)	—
TD Prime Services LLC	5,165,370	(5,165,370)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
TD Securities (USA) Inc.	$761,917	$(761,917)	$—
TD Securities Inc	178,892	(178,892)	—
Truist Securities INC	58,885	(58,885)	—
US Bancorp
Investments	164,120	(164,120)	—
Wells Fargo
Securities LLC	605,350	(605,350)	—
Total	$44,642,787	$(44,642,787)	$—

(1)	Cash collateral with a fair value of $45,643,451 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydown gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Emerging Markets Index	$20,977,805	$—	$16,630,440	$27,857,778
International Index	53,201,251	—	71,271,115	—
Russell™ Large Cap Growth Index	5,069,874	64,702,395	26,042,952	86,970,479
Russell™ Large Cap Index	21,839,188	—	18,588,313	80,534,528
Russell™ Large Cap Value Index	23,489,204	—	16,540,196	—
Russell™ Mid Cap Growth Index	1,997,955	—	28,307,742	81,386,933
Russell™ Mid Cap Index	15,923,688	93,191,507	33,408,161	90,711,613
Russell™ Small Cap Index	10,163,345	24,172,814	21,255,020	69,819,718
U.S. Bond Index	66,147,135	—	69,502,061	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Emerging Markets Index	$5,805,610	$—	$(27,613,592)	$(9,624,246)	Short-term	$(461,327)	$(130,745,646)
				(98,852,091)	Long-term
				$(108,476,337)
International Index	31,957,032	—	445,188,139	(23,134,555)	Short-term	—	280,495,666
				(173,514,950)	Long-term

				$(196,649,505)
Russell™ Large Cap
Growth Index	33,194,684	35,795,186	1,126,447,870	—	—	—	1,195,437,740
Russell™ Large Cap Index	20,988,135	—	1,130,851,619	(27,059,128)	Short-term	—	1,100,315,571
				(24,465,055)	Long-term

				$(51,524,183)
Russell™ Large Cap Value Index	45,711,674	—	262,065,004	—	—	—	307,776,678
Russell™ Mid Cap Growth Index	1,724,788	—	194,902,050	(116,571,365)	Short-term	—	80,055,473
Russell™ Mid Cap Index	11,883,638	85,649,553	481,783,107	—	—	—	579,316,298
Russell™ Small Cap Index	6,590,991	37,370,401	247,405,696	—	—	—	291,367,088
U.S. Bond Index	4,263,463	—	(85,571,460)	(29,391,129)	Short-term	—	(328,764,116)
				(218,064,990)	Long-term

				$(247,456,119)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the following Portfolio declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
U.S. Bond Index
Class ADV	$0.0270	August 1, 2024	Daily
Class I	$0.0309	August 1, 2024	Daily
Class S	$0.0290	August 1, 2024	Daily
Class S2	$0.0278	August 1, 2024	Daily

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Brazil: 2.9%
58,392	Ambev SA	$119,289	0.1
7,392 (1)	Atacadao SA	11,980	0.0
75,233	B3 SA - Brasil Bolsa Balcao	137,678	0.1
16,474	Banco Bradesco SA	33,006	0.0
15,929	Banco BTG Pactual SA	87,793	0.1
22,296	Banco do Brasil SA	106,213	0.1
8,872	BB Seguridade Participacoes SA	52,342	0.1
3,200 (1)	BRF SA	12,960	0.0
3,500	Caixa Seguridade Participacoes S/A	8,960	0.0
12,623	CCR SA	26,217	0.0
16,272	Centrais Eletricas Brasileiras SA	104,442	0.1
4,632	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	62,154	0.1
8,499	Cia Siderurgica Nacional SA	19,582	0.0
17,190	Cosan SA	41,637	0.0
2,698	CPFL Energia SA	15,826	0.0
3,691	Energisa S/A	30,194	0.0
8,623 (1)	Eneva SA	19,667	0.0
3,090	Engie Brasil Energia SA	24,570	0.0
14,540	Equatorial Energia SA	79,721	0.1
232 (1)	Equatorial Energia SA	1,272	0.0
65,360 (1)(2)	Hapvida Participacoes e Investimentos S/A	44,547	0.1
5,572	Hypera SA	28,757	0.0
10,107	JBS S/A	58,471	0.1
11,542	Klabin SA	44,247	0.1
12,022	Localiza Rent a Car SA	90,131	0.1
12,859	Lojas Renner SA	28,823	0.0
1 (1)	Magazine Luiza SA	1	0.0
11,604	Natura & Co. Holding SA	32,279	0.0
48,413	Petroleo Brasileiro SA	349,191	0.4
11,066	PRIO SA/Brazil	86,804	0.1
17,202	Raia Drogasil SA	79,208	0.1
7,424 (2)	Rede D’Or Sao Luiz SA	36,230	0.0
16,706	Rumo SA	61,712	0.1
17,767 (1)	Sendas Distribuidora S/A	32,800	0.0
10,480	Suzano SA	106,973	0.1
5,463	Telefonica Brasil SA	44,573	0.1
11,337	TIM SA/Brazil	32,307	0.0
7,873	TOTVS SA	42,885	0.0
9,680	Ultrapar Participacoes SA	37,473	0.0
44,617	Vale SA - Foreign	497,483	0.5
13,768	Vibra Energia SA	51,524	0.1
22,105	WEG SA	166,635	0.2
		2,948,557	2.9
	Chile: 0.4%
612,296	Banco de Chile	68,325	0.1
944	Banco de Credito e Inversiones SA	26,563	0.0
896,623	Banco Santander Chile	42,113	0.1
17,252	Cencosud SA	32,541	0.0
192,347	Cia Sud Americana de Vapores SA	12,215	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile (continued)
15,218	Empresas CMPC SA	$28,623	0.0
5,271	Empresas Copec SA	40,609	0.1
238,303	Enel Americas SA	22,183	0.0
350,033	Enel Chile SA	19,751	0.0
11,875 (1)	Falabella SA	36,607	0.1
2,276,091	Latam Airlines Group SA	31,056	0.0
		360,586	0.4
	China: 22.3%
6,300	360 Security Technology, Inc. - Class A	6,634	0.0
2,500	37 Interactive Entertainment Network Technology Group Co. Ltd.- Class A	4,480	0.0
10,000	AAC Technologies Holdings, Inc.	39,127	0.1
497	Advanced Micro- Fabrication Equipment, Inc. China - Class A	9,634	0.0
4,600	AECC Aviation Power Co. Ltd. - Class A	23,116	0.0
75,600	Agricultural Bank of China Ltd. - Class A	45,369	0.1
351,000	Agricultural Bank of China Ltd. - Class H	149,820	0.2
7,996	Aier Eye Hospital Group Co. Ltd. - Class A	11,343	0.0
9,600 (1)	Air China Ltd. - Class A	9,745	0.0
7,000 (1)(2)(3)	Akeso, Inc.	33,745	0.1
204,100	Alibaba Group Holding Ltd.	1,839,521	1.8
16,700	Aluminum Corp. of China Ltd. - Class A	17,507	0.0
48,000	Aluminum Corp. of China Ltd. - Class H	32,693	0.1
4,600	Anhui Conch Cement Co. Ltd. - Class A	14,922	0.0
16,000	Anhui Conch Cement Co. Ltd. - Class H	38,059	0.1
400	Anhui Gujing Distillery Co. Ltd. - Class A	11,601	0.0
1,600	Anhui Gujing Distillery Co. Ltd. - Class B	23,767	0.0
3,700 (1)	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	8,046	0.0
800	Anhui Yingjia Distillery Co. Ltd. - Class A	6,323	0.0
17,000	ANTA Sports Products Ltd.	162,588	0.2
914	Autohome, Inc., ADR	25,089	0.0
2,000	Avary Holding Shenzhen Co. Ltd. - Class A	10,909	0.0
45,000	AviChina Industry & Technology Co. Ltd. - Class H	20,198	0.0
30,050 (1)	Baidu, Inc. - Class A	325,323	0.3
20,900	Bank of Beijing Co. Ltd. - Class A	16,781	0.0
4,300	Bank of Chengdu Co. Ltd. - Class A	8,986	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited)(continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
30,100	Bank of China Ltd. - Class A	$19,130	0.0
1,035,000	Bank of China Ltd. - Class H	510,055	0.5
35,300	Bank of Communications Co. Ltd. - Class A	36,273	0.1
108,000	Bank of Communications Co. Ltd. - Class H	84,659	0.1
6,326	Bank of Hangzhou Co. Ltd. - Class A	11,351	0.0
25,170	Bank of Jiangsu Co. Ltd. - Class A	25,722	0.0
10,357	Bank of Nanjing Co. Ltd. - Class A	14,799	0.0
5,500	Bank of Ningbo Co. Ltd. - Class A	16,659	0.0
14,900	Bank of Shanghai Co. Ltd. - Class A	14,878	0.0
21,800	Baoshan Iron & Steel Co. Ltd. - Class A	19,929	0.0
541	Beijing Kingsoft Office Software, Inc. - Class A	16,853	0.0
2,000	Beijing New Building Materials PLC - Class A	8,155	0.0
2,640	Beijing Tiantan Biological Products Corp. Ltd. - Class A	8,849	0.0
1,400	Beijing Tongrentang Co. Ltd. - Class A	7,354	0.0
913	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	8,278	0.0
46,200	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	34,094	0.1
3,180 (1)	Bilibili, Inc. - Class Z	49,437	0.1
56,100	BOE Technology Group Co. Ltd. - Class A	31,547	0.1
1,736	BYD Co. Ltd. - Class A	59,670	0.1
13,500	BYD Co. Ltd. - Class H	400,934	0.4
10,500	BYD Electronic International Co. Ltd.	52,256	0.1
340 (1)	Cambricon Technologies Corp. Ltd. - Class A	9,200	0.0
171,000 (2)	CGN Power Co. Ltd. - Class H	75,178	0.1
400	Changchun High & New Technology Industry Group, Inc. - Class A	5,043	0.0
2,200	Chaozhou Three-Circle Group Co. Ltd. - Class A	8,817	0.0
118,000	China CITIC Bank Corp. Ltd. - Class H	75,602	0.1
27,000	China Coal Energy Co. Ltd. - Class H	31,535	0.0
32,000	China Communications Services Corp. Ltd. - Class H	17,240	0.0
12,300	China Construction Bank Corp. - Class A	12,521	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,247,000	China Construction Bank Corp. - Class H	$921,810	0.9
4,000	China CSSC Holdings Ltd. - Class A	22,377	0.0
30,800 (1)	China Eastern Airlines Corp. Ltd. - Class A	16,983	0.0
33,800	China Energy Engineering Corp. Ltd. - Class A	9,853	0.0
44,000	China Everbright Bank Co. Ltd. - Class A	19,195	0.0
50,000 (2)	China Feihe Ltd.	23,066	0.0
55,500	China Galaxy Securities Co. Ltd. - Class H	28,987	0.0
32,000 (3)	China Hongqiao Group Ltd.	48,291	0.1
3,800	China International Capital Corp. Ltd. - Class A	15,454	0.0
18,400 (2)	China International Capital Corp. Ltd. - Class H	20,393	0.0
4,803	China Jushi Co. Ltd. - Class A	7,294	0.0
2,500	China Life Insurance Co. Ltd. - Class A	10,656	0.0
98,000	China Life Insurance Co. Ltd. - Class H	138,283	0.2
5,600 (1)(2)	China Literature Ltd.	17,989	0.0
44,000	China Longyuan Power Group Corp. Ltd. - Class H	39,499	0.1
42,000	China Mengniu Dairy Co. Ltd.	75,164	0.1
18,000	China Merchants Bank Co. Ltd. - Class A	84,599	0.1
49,880	China Merchants Bank Co. Ltd. - Class H	226,662	0.2
8,700	China Merchants Energy Shipping Co. Ltd. - Class A	10,118	0.0
7,570	China Merchants Securities Co. Ltd. - Class A	14,465	0.0
7,200 (1)	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	8,684	0.0
33,280	China Minsheng Banking Corp. Ltd. - Class A	17,354	0.0
72,600	China Minsheng Banking Corp. Ltd. - Class H	25,089	0.0
54,000	China National Building Material Co. Ltd. - Class H	19,290	0.0
6,100	China National Chemical Engineering Co. Ltd. - Class A	6,910	0.0
18,600	China National Nuclear Power Co. Ltd. - Class A	27,275	0.0
4,000	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	9,455	0.0
26,000	China Oilfield Services Ltd. - Class H	24,929	0.0
6,003	China Pacific Insurance Group Co. Ltd. - Class A	22,950	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
34,400	China Pacific Insurance Group Co. Ltd. - Class H	$83,713	0.1
28,252	China Petroleum & Chemical Corp. - Class A	24,550	0.0
317,600	China Petroleum & Chemical Corp. - Class H	205,398	0.2
19,300	China Railway Group Ltd. - Class A	17,289	0.0
51,000	China Railway Group Ltd. - Class H	28,134	0.0
9,400 (2)	China Resources Mixc Lifestyle Services Ltd.	31,108	0.0
20,500 (2)	China Resources Pharmaceutical Group Ltd.	15,153	0.0
1,300	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	7,616	0.0
5,870	China Shenhua Energy Co. Ltd. - Class A	35,828	0.1
44,000	China Shenhua Energy Co. Ltd. - Class H	202,808	0.2
14,100 (1)	China Southern Airlines Co. Ltd. - Class A	11,418	0.0
35,640	China State Construction Engineering Corp. Ltd. - Class A	26,035	0.0
43,400	China Three Gorges Renewables Group Co. Ltd. - Class A	26,019	0.0
1,703	China Tourism Group Duty Free Corp. Ltd. - Class A	14,595	0.0
1,600 (2)(3)	China Tourism Group Duty Free Corp. Ltd. - Class H	9,776	0.0
606,000 (2)	China Tower Corp. Ltd. - Class H	78,326	0.1
27,600	China United Network Communications Ltd. - Class A	17,808	0.0
9,500	China Vanke Co. Ltd. - Class A	9,033	0.0
28,100 (3)	China Vanke Co. Ltd. - Class H	16,725	0.0
21,300	China Yangtze Power Co. Ltd. - Class A	84,777	0.1
8,260	Chongqing Changan Automobile Co. Ltd. - Class A	15,218	0.0
2,200	Chongqing Zhifei Biological Products Co. Ltd. - Class A	8,471	0.0
73,000	CITIC Ltd.	66,341	0.1
11,660	CITIC Securities Co. Ltd. - Class A	29,148	0.0
20,325	CITIC Securities Co. Ltd. - Class H	29,790	0.0
21,200	CMOC Group Ltd. - Class A	24,729	0.0
45,000	CMOC Group Ltd. - Class H	41,066	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
3,753	Contemporary Amperex Technology Co. Ltd. - Class A	$92,967	0.1
3,800	COSCO SHIPPING Energy Transportation Co. Ltd. - Class A	8,164	0.0
16,000	COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	20,756	0.0
12,560	COSCO SHIPPING Holdings Co. Ltd. - Class A	26,785	0.0
37,150	COSCO SHIPPING Holdings Co. Ltd. - Class H	64,842	0.1
162,133 (1)(3)(4)	Country Garden Holdings Co. Ltd.	10,070	0.0
23,900	CRRC Corp. Ltd. - Class A	24,669	0.0
54,000	CRRC Corp. Ltd. - Class H	34,829	0.1
4,100	CSC Financial Co. Ltd. - Class A	10,835	0.0
2,160	CSPC Innovation Pharmaceutical Co. Ltd. - Class A	7,500	0.0
115,360	CSPC Pharmaceutical Group Ltd.	91,872	0.1
13,900	Daqin Railway Co. Ltd. - Class A	13,697	0.0
3,200	Dongfang Electric Corp. Ltd. - Class A	8,117	0.0
13,943	East Money Information Co. Ltd. - Class A	20,218	0.0
10,600	ENN Energy Holdings Ltd.	87,316	0.1
3,200	ENN Natural Gas Co. Ltd. - Class A	9,153	0.0
1,745	Eve Energy Co. Ltd. - Class A	9,581	0.0
4,200	Everbright Securities Co. Ltd. - Class A	8,431	0.0
2,100	Flat Glass Group Co. Ltd. - Class A	5,800	0.0
5,000 (3)	Flat Glass Group Co. Ltd. - Class H	7,337	0.0
14,100	Focus Media Information Technology Co. Ltd. - Class A	11,741	0.0
4,069	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	19,267	0.0
31,468	Fosun International Ltd.	16,890	0.0
8,800	Founder Securities Co. Ltd. - Class A	9,336	0.0
12,100	Foxconn Industrial Internet Co. Ltd. - Class A	44,988	0.1
2,500	Fuyao Glass Industry Group Co. Ltd. - Class A	16,481	0.0
8,000 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	46,343	0.1
1,780	Ganfeng Lithium Group Co. Ltd. - Class A	7,005	0.0
5,040 (2)	Ganfeng Lithium Group Co. Ltd. - Class H	9,792	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
18,100	GD Power Development Co. Ltd. - Class A	$14,921	0.0
16,000 (1)(3)	Genscript Biotech Corp.	16,971	0.0
7,400	GF Securities Co. Ltd. - Class A	12,376	0.0
11,000	GF Securities Co. Ltd. - Class H	9,100	0.0
4,400 (2)	Giant Biogene Holding Co. Ltd.	25,742	0.0
560 (1)	GigaDevice Semiconductor, Inc. - Class A	7,336	0.0
3,500	GoerTek, Inc. - Class A	9,374	0.0
2,900	Great Wall Motor Co. Ltd. - Class A	10,082	0.0
29,000	Great Wall Motor Co. Ltd. - Class H	44,617	0.1
2,700	Gree Electric Appliances, Inc. of Zhuhai - Class A	14,567	0.0
1,700	Guangdong Haid Group Co. Ltd. - Class A	11,002	0.0
7,200	Guanghui Energy Co. Ltd. - Class A	6,624	0.0
6,300	Guangzhou Automobile Group Co. Ltd. - Class A	6,701	0.0
41,200	Guangzhou Automobile Group Co. Ltd. - Class H	14,530	0.0
1,700	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - Class A	6,857	0.0
7,700	Guotai Junan Securities Co. Ltd. - Class A	14,328	0.0
2,755	H World Group Ltd., ADR	91,797	0.1
23,000 (2)	Haidilao International Holding Ltd.	41,312	0.1
6,100	Haier Smart Home Co. Ltd. - Class A	23,759	0.0
31,800	Haier Smart Home Co. Ltd. - Class H	105,985	0.1
8,000	Haitian International Holdings Ltd.	22,640	0.0
11,000	Haitong Securities Co. Ltd. - Class A	12,925	0.0
32,400	Haitong Securities Co. Ltd. - Class H	15,026	0.0
2,716	Hangzhou First Applied Material Co. Ltd. - Class A	5,484	0.0
16,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	33,501	0.1
2,900	Henan Shenhuo Coal & Power Co. Ltd. - Class A	8,054	0.0
3,600	Henan Shuanghui Investment & Development Co. Ltd. - Class A	11,777	0.0
8,500	Hengan International Group Co. Ltd.	25,886	0.0
6,420	Hengli Petrochemical Co. Ltd. - Class A	12,310	0.0
1,000	Hisense Home Appliances Group Co. Ltd. - Class H	3,285	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
400	Hithink RoyalFlush Information Network Co. Ltd. - Class A	$5,688	0.0
4,814 (1)	Horizon Construction Development Ltd.	925	0.0
900 (1)	Hoshine Silicon Industry Co. Ltd. - Class A	5,780	0.0
8,000 (2)(3)	Hua Hong Semiconductor Ltd.	22,524	0.0
8,100	Huadian Power International Corp. Ltd. - Class A	7,737	0.0
1,740	Huadong Medicine Co. Ltd. - Class A	6,651	0.0
9,500 (1)	Huaneng Power International, Inc. - Class A	12,564	0.0
54,000 (1)	Huaneng Power International, Inc. - Class H	39,908	0.1
8,000	Huatai Securities Co. Ltd. - Class A	13,605	0.0
13,400 (2)	Huatai Securities Co. Ltd. - Class H	14,771	0.0
12,900	Huaxia Bank Co. Ltd. - Class A	11,356	0.0
500	Huizhou Desay Sv Automotive Co. Ltd. - Class A	5,980	0.0
4,800 (2)	Hygeia Healthcare Holdings Co. Ltd.	17,288	0.0
1,654	Hygon Information Technology Co. Ltd. - Class A	15,890	0.0
1,468	IEIT Systems Co. Ltd. - Class A	7,295	0.0
1,900	Iflytek Co. Ltd. - Class A	11,184	0.0
317	Imeik Technology Development Co. Ltd. - Class A	7,501	0.0
56,000	Industrial & Commercial Bank of China Ltd. - Class A	43,911	0.1
838,000	Industrial & Commercial Bank of China Ltd. - Class H	498,090	0.5
18,500	Industrial Bank Co. Ltd. - Class A	44,825	0.1
49,400 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	9,505	0.0
8,600	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	30,543	0.0
15,200	Inner Mongolia Yitai Coal Co. Ltd. - Class B	27,299	0.0
17,000 (1)(2)	Innovent Biologics, Inc.	80,022	0.1
5,838 (1)	iQIYI, Inc., ADR	21,425	0.0
1,600	Isoftstone Information Technology Group Co. Ltd. - Class A	7,709	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
2,724	JA Solar Technology Co. Ltd. - Class A	$4,191	0.0
1,900	JCET Group Co. Ltd. - Class A	8,258	0.0
14,950 (1)(2)	JD Health International, Inc.	40,538	0.1
27,800 (1)(2)	JD Logistics, Inc.	29,742	0.0
30,559	JD.com, Inc. - Class A	396,878	0.4
5,200	Jiangsu Eastern Shenghong Co. Ltd. - Class A	5,698	0.0
16,000	Jiangsu Expressway Co. Ltd. - Class H	17,068	0.0
1,320	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	8,457	0.0
5,677	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	30,006	0.0
1,300	Jiangsu King’s Luck Brewery JSC Ltd. - Class A	8,255	0.0
1,276	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	14,159	0.0
1,200	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - Class A	6,202	0.0
3,500	Jiangsu Zhongtian Technology Co. Ltd. - Class A	7,615	0.0
20,000	Jiangxi Copper Co. Ltd. - Class H	39,809	0.1
6,150	Jinko Solar Co. Ltd. - Class A	5,998	0.0
3,575	Kanzhun Ltd., ADR	67,246	0.1
8,728	KE Holdings, Inc., ADR	123,501	0.1
37,000 (1)	Kingdee International Software Group Co. Ltd.	34,599	0.1
12,800	Kingsoft Corp. Ltd.	36,869	0.1
30,900 (1)(2)	Kuaishou Technology	181,379	0.2
1,300	Kunlun Tech Co. Ltd. - Class A	5,749	0.0
1,000	Kweichow Moutai Co. Ltd.- Class A	201,482	0.2
2,900	LB Group Co. Ltd. - Class A	7,404	0.0
106,000	Lenovo Group Ltd.	148,760	0.2
5,000	Lens Technology Co. Ltd.- Class A	12,527	0.0
15,900 (1)	Li Auto, Inc. - Class A	142,392	0.2
31,000	Li Ning Co. Ltd.	66,803	0.1
25,000 (2)	Longfor Group Holdings Ltd.	34,154	0.1
6,444	LONGi Green Energy Technology Co. Ltd. - Class A	12,413	0.0
6,166	Luxshare Precision Industry Co. Ltd. - Class A	33,259	0.1
1,300	Luzhou Laojiao Co. Ltd. - Class A	25,619	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,790	Mango Excellent Media Co. Ltd. - Class A	$5,134	0.0
536	Maxscend Microelectronics Co. Ltd. - Class A	5,716	0.0
66,540 (1)(2)	Meituan - Class B	945,819	1.0
17,300	Metallurgical Corp. of China Ltd. - Class A	7,375	0.0
4,200	Midea Group Co. Ltd. - Class A	37,236	0.1
5,000	MINISO Group Holding Ltd.	23,811	0.0
12,000 (1)(3)	MMG Ltd.	4,578	0.0
986	Montage Technology Co. Ltd. - Class A	7,713	0.0
4,712	Muyuan Foods Co. Ltd. - Class A	28,247	0.0
7,661	NARI Technology Co. Ltd.- Class A	26,261	0.0
500	NAURA Technology Group Co. Ltd. - Class A	21,931	0.0
25,500	NetEase, Inc.	486,946	0.5
2,300	New China Life Insurance Co. Ltd. - Class A	9,467	0.0
9,900	New China Life Insurance Co. Ltd. - Class H	18,834	0.0
20,000 (1)	New Oriental Education & Technology Group, Inc.	153,722	0.2
1,500 (1)	Ninestar Corp. - Class A	5,436	0.0
1,100	Ningbo Tuopu Group Co. Ltd. - Class A	8,073	0.0
7,800 (1)	Ningxia Baofeng Energy Group Co. Ltd. - Class A	18,582	0.0
18,204 (1)(3)	NIO, Inc., ADR	75,729	0.1
26,600 (2)	Nongfu Spring Co. Ltd. - Class H	126,347	0.1
7,420	Orient Securities Co. Ltd./ China - Class A	7,747	0.0
1,700	People.cn Co. Ltd. - Class A	4,649	0.0
130,000	People’s Insurance Co. Group of China Ltd. - Class H	44,544	0.1
18,600	PetroChina Co. Ltd. - Class A	26,375	0.0
276,000	PetroChina Co. Ltd. - Class H	278,693	0.3
1,825	Pharmaron Beijing Co. Ltd. - Class A	4,654	0.0
93,244	PICC Property & Casualty Co. Ltd. - Class H	115,600	0.1
17,000	Ping An Bank Co. Ltd. - Class A	23,711	0.0
9,600	Ping An Insurance Group Co. of China Ltd. - Class A	54,501	0.1
87,000	Ping An Insurance Group Co. of China Ltd. - Class H	394,160	0.4
417	Piotech, Inc. - Class A	6,862	0.0
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
10,200	Poly Developments and Holdings Group Co. Ltd. - Class A	$12,278	0.0
6,400 (2)	Pop Mart International Group Ltd.	31,214	0.0
25,400	Postal Savings Bank of China Co. Ltd. - Class A	17,713	0.0
101,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	59,136	0.1
15,900	Power Construction Corp. of China Ltd. - Class A	12,216	0.0
1,456	Qifu Technology, Inc., ADR	28,727	0.0
5,526 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	13,246	0.0
9,250	Rongsheng Petrochemical Co. Ltd. - Class A	12,283	0.0
13,100	SAIC Motor Corp. Ltd. - Class A	24,964	0.0
5,000	Sanan Optoelectronics Co. Ltd. - Class A	8,049	0.0
13,200	Sany Heavy Industry Co. Ltd. - Class A	29,939	0.0
3,955	Satellite Chemical Co. Ltd. - Class A	9,775	0.0
9,400	SDIC Power Holdings Co. Ltd. - Class A	23,597	0.0
1,400 (1)	Seres Group Co. Ltd. - Class A	17,492	0.0
4,400	SF Holding Co. Ltd. - Class A	21,572	0.0
8,300	Shaanxi Coal Industry Co. Ltd. - Class A	29,421	0.0
4,364	Shandong Gold Mining Co. Ltd. - Class A	16,367	0.0
8,000 (2)	Shandong Gold Mining Co. Ltd. - Class H	15,946	0.0
2,210	Shandong Hualu Hengsheng Chemical Co. Ltd. - Class A	8,093	0.0
34,400	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	16,387	0.0
2,131	Shanghai Baosight Software Co. Ltd. - Class A	9,344	0.0
9,979	Shanghai Baosight Software Co. Ltd. - Class B	16,132	0.0
840	Shanghai Baosight Software Co. Ltd. - Class B	1,358	0.0
15,100 (1)	Shanghai Electric Group Co. Ltd. - Class A	7,682	0.0
2,900	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	8,826	0.0
12,500	Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	18,767	0.0
25,700	Shanghai Pudong Development Bank Co. Ltd. - Class A	29,073	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
8,600	Shanghai Rural Commercial Bank Co. Ltd. - Class A	$7,946	0.0
768	Shanghai United Imaging Healthcare Co. Ltd. - Class A	11,584	0.0
5,100	Shanxi Coking Coal Energy Group Co. Ltd. - Class A	7,237	0.0
3,150	Shanxi Lu’an Environmental Energy Development Co. Ltd. - Class A	7,857	0.0
1,180	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	34,162	0.1
2,900	Shengyi Technology Co. Ltd. - Class A	8,367	0.0
620	Shennan Circuits Co. Ltd. - Class A	8,997	0.0
22,800	Shenwan Hongyuan Group Co. Ltd. - Class A	13,506	0.0
1,700	Shenzhen Inovance Technology Co. Ltd. - Class A	11,988	0.0
1,100	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	44,009	0.1
880	Shenzhen New Industries Biomedical Engineering Co. Ltd. - Class A	8,157	0.0
1,425	Shenzhen Transsion Holdings Co. Ltd. - Class A	14,982	0.0
11,100	Shenzhou International Group Holdings Ltd.	108,429	0.1
4,500	Sichuan Chuantou Energy Co. Ltd. - Class A	11,612	0.0
1,700	Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	7,093	0.0
6,920	Sichuan Road and Bridge Group Co. Ltd. - Class A	7,514	0.0
1,500	Sieyuan Electric Co. Ltd. - Class A	13,786	0.0
4,000	Silergy Corp.	56,737	0.1
18,000	Sinopharm Group Co. Ltd. - Class H	47,871	0.1
8,500	Sinotruk Hong Kong Ltd.	22,065	0.0
25,000 (2)(3)	Smoore International Holdings Ltd.	30,256	0.0
1,300 (1)	Spring Airlines Co. Ltd. - Class A	10,066	0.0
1,680	Sungrow Power Supply Co. Ltd. - Class A	14,323	0.0
9,700	Sunny Optical Technology Group Co. Ltd.	59,648	0.1
780	Suzhou TFC Optical Communication Co. Ltd. - Class A	9,413	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,981 (1)	TAL Education Group, ADR	$63,817	0.1
5,350	TBEA Co. Ltd. - Class A	10,198	0.0
36,620	TCL Technology Group Corp. - Class A	21,730	0.0
3,525	TCL Zhonghuan Renewable Energy Technology Co. Ltd. - Class A	4,190	0.0
86,600	Tencent Holdings Ltd.	4,108,332	4.1
10,047	Tencent Music Entertainment Group, ADR	141,160	0.2
1,400	Tianqi Lithium Corp. - Class A	5,748	0.0
26,000	Tingyi Cayman Islands Holding Corp.	31,320	0.0
16,800	Tongcheng Travel Holdings Ltd.	33,319	0.1
13,800	Tongling Nonferrous Metals Group Co. Ltd. - Class A	6,834	0.0
3,900	Tongwei Co. Ltd. - Class A	10,242	0.0
25,000 (2)	Topsports International Holdings Ltd.	13,275	0.0
12,000	TravelSky Technology Ltd. - Class H	14,031	0.0
1,954	Trina Solar Co. Ltd. - Class A	4,537	0.0
7,250 (1)	Trip.com Group Ltd.	343,113	0.4
800	Tsingtao Brewery Co. Ltd. - Class A	8,001	0.0
8,000	Tsingtao Brewery Co. Ltd. - Class H	53,211	0.1
859	Unigroup Guoxin Microelectronics Co. Ltd. - Class A	6,194	0.0
2,600	Unisplendour Corp. Ltd. - Class A	7,948	0.0
4,993	Vipshop Holdings Ltd., ADR	65,009	0.1
2,900	Wanhua Chemical Group Co. Ltd. - Class A	32,210	0.1
8,700	Weichai Power Co. Ltd. - Class A	19,438	0.0
25,000	Weichai Power Co. Ltd. - Class H	47,597	0.1
5,820	Wens Foodstuffs Group Co. Ltd. - Class A	15,876	0.0
1,160	Will Semiconductor Co. Ltd. Shanghai - Class A	15,836	0.0
3,400	Wuliangye Yibin Co. Ltd. - Class A	59,769	0.1
2,130	WUS Printed Circuit Kunshan Co. Ltd. - Class A	10,627	0.0
2,376	WuXi AppTec Co. Ltd. - Class A	12,805	0.0
4,641 (2)	WuXi AppTec Co. Ltd. - Class H	17,355	0.0
51,000 (1)(2)	Wuxi Biologics Cayman, Inc.	75,056	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
12,500	XCMG Construction Machinery Co. Ltd. - Class A	$12,284	0.0
203,000 (1)(2)	Xiaomi Corp. - Class B	426,748	0.4
1,800	Xinjiang Daqo New Energy Co. Ltd. - Class A	5,051	0.0
64,000	Xinyi Solar Holdings Ltd.	32,141	0.1
15,800 (1)	XPeng, Inc. - Class A	58,274	0.1
16,000 (2)	Yadea Group Holdings Ltd.	20,129	0.0
3,750	Yankuang Energy Group Co. Ltd. - Class A	11,723	0.0
42,900 (3)	Yankuang Energy Group Co. Ltd. - Class H	61,191	0.1
1,272	Yifeng Pharmacy Chain Co. Ltd. - Class A	4,289	0.0
4,700	Yintai Gold Co. Ltd. - Class A	10,493	0.0
3,700	YTO Express Group Co. Ltd. - Class A	7,953	0.0
5,177	Yum China Holdings, Inc.	159,659	0.2
4,100	Yunnan Aluminium Co. Ltd. - Class A	7,600	0.0
3,500	Yunnan Baiyao Group Co. Ltd. - Class A	24,631	0.0
2,000	Zangge Mining Co. Ltd. - Class A	6,612	0.0
4 (1)	ZEEKR Intelligent Technology Holding Ltd., ADR	70	0.0
600	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	17,102	0.0
21,000	Zhaojin Mining Industry Co. Ltd. - Class H	35,160	0.1
6,900	Zhejiang China Commodities City Group Co. Ltd. - Class A	7,032	0.0
3,400	Zhejiang Dahua Technology Co. Ltd. - Class A	7,211	0.0
20,080	Zhejiang Expressway Co. Ltd. - Class H	13,514	0.0
1,620	Zhejiang Huayou Cobalt Co. Ltd. - Class A	4,918	0.0
3,280	Zhejiang Juhua Co. Ltd. - Class A	10,887	0.0
6,600 (1)(2)	Zhejiang Leapmotor Technology Co. Ltd.	22,589	0.0
3,712	Zhejiang NHU Co. Ltd. - Class A	9,800	0.0
2,300	Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	6,035	0.0
15,000 (1)	Zhejiang Zheneng Electric Power Co. Ltd. - Class A	14,678	0.0
4,700	Zheshang Securities Co. Ltd. - Class A	6,920	0.0
980	Zhongji Innolight Co. Ltd. - Class A	18,387	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
6,900	Zhongjin Gold Corp. Ltd. - Class A	$14,003	0.0
10,500	Zhongsheng Group Holdings Ltd.	15,338	0.0
7,800	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	30,736	0.0
19,900	Zijin Mining Group Co. Ltd. - Class A	47,895	0.1
70,000	Zijin Mining Group Co. Ltd. - Class H	147,491	0.2
8,300	Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	8,764	0.0
6,700 (1)	ZTE Corp. - Class A	25,689	0.0
6,240 (1)	ZTE Corp. - Class H	13,746	0.0
5,678	ZTO Express Cayman, Inc., ADR	117,819	0.1
		22,504,942	22.3
	Colombia: 0.1%
3,186	Bancolombia SA - Preference Shares	27,095	0.1
5,678	Interconexion Electrica SA ESP	24,897	0.0
		51,992	0.1
	Czechia: 0.1%
2,093	CEZ AS	78,740	0.1
1,038	Komercni Banka AS	34,677	0.0
4,732 (2)	Moneta Money Bank AS	20,622	0.0
		134,039	0.1
	Egypt: 0.1%
32,918	Commercial International Bank Egypt SAE	53,047	0.1
21,306	Eastern Co. SAE	8,065	0.0
		61,112	0.1
	Greece: 0.5%
29,599 (1)	Alpha Services and Holdings SA	48,178	0.1
34,557 (1)	Eurobank Ergasias Services and Holdings SA	74,937	0.1
4,349 (4)	FF Group	–	–
2,558	Hellenic Telecommunications Organization SA	36,768	0.0
1,585	Jumbo SA	45,628	0.0
819	Motor Oil Hellas Corinth Refineries SA	20,559	0.0
1,408	Mytilineos SA	52,563	0.1
10,417 (1)	National Bank of Greece SA	86,839	0.1
2,112	OPAP SA	33,113	0.0
14,388 (1)	Piraeus Financial Holdings SA	52,359	0.1
2,857 (1)	Public Power Corp. SA	34,364	0.0
		485,308	0.5
	Hong Kong: 1.1%
70,000 (1)	Alibaba Health Information Technology Ltd.	27,947	0.0
6,500	Beijing Enterprises Holdings Ltd.	21,807	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
54,000	Beijing Enterprises Water Group Ltd.	$16,585	0.0
52,000	Bosideng International Holdings Ltd.	32,365	0.0
38,000	Brilliance China Automotive Holdings Ltd.	39,849	0.1
9,000 (3)	C&D International Investment Group Ltd.	16,711	0.0
36,800	China Gas Holdings Ltd.	32,972	0.0
15,338	China Merchants Port Holdings Co. Ltd.	22,791	0.0
51,000	China Overseas Land & Investment Ltd.	88,280	0.1
67,000	China Power International Development Ltd.	34,778	0.0
22,000	China Resources Beer Holdings Co. Ltd.	74,006	0.1
12,600	China Resources Gas Group Ltd.	44,112	0.1
42,944	China Resources Land Ltd.	146,282	0.2
26,000	China Resources Power Holdings Co. Ltd.	79,660	0.1
76,000 (1)(3)	China Ruyi Holdings Ltd.	20,386	0.0
28,000	China State Construction International Holdings Ltd.	38,070	0.0
18,428	China Taiping Insurance Holdings Co. Ltd.	18,786	0.0
27,200	Chow Tai Fook Jewellery Group Ltd.	29,447	0.0
26,000	Far East Horizon Ltd.	16,914	0.0
297,000	GCL Technology Holdings Ltd.	43,993	0.1
82,000	Geely Automobile Holdings Ltd.	92,201	0.1
40,000	Guangdong Investment Ltd.	23,368	0.0
52,000	Kunlun Energy Co. Ltd.	53,803	0.1
2,000	Orient Overseas International Ltd.	32,500	0.0
143,250	Sino Biopharmaceutical Ltd.	48,994	0.1
63,000	Want Want China Holdings Ltd.	38,079	0.0
		1,134,686	1.1
	Hungary: 0.2%
5,156	MOL Hungarian Oil & Gas PLC	40,235	0.0
2,983	OTP Bank Nyrt	147,965	0.1
1,841	Richter Gedeon Nyrt	47,821	0.1
		236,021	0.2
	India: 18.8%
734	ABB India Ltd.	74,703	0.1
2,270	Adani Enterprises Ltd.	86,375	0.1
4,228 (1)	Adani Green Energy Ltd.	90,436	0.1
7,109	Adani Ports & Special Economic Zone Ltd.	125,842	0.1
10,193 (1)	Adani Power Ltd.	87,635	0.1
8,055	Ambuja Cements Ltd.	64,599	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
2,397	APL Apollo Tubes Ltd.	$44,641	0.0
1,347	Apollo Hospitals Enterprise Ltd.	99,737	0.1
20,818	Ashok Leyland Ltd.	60,309	0.1
5,065	Asian Paints Ltd.	176,843	0.2
1,859	Astral Ltd.	52,998	0.1
2,570 (2)	AU Small Finance Bank Ltd.	20,696	0.0
3,772	Aurobindo Pharma Ltd.	54,565	0.1
2,146 (1)(2)	Avenue Supermarts Ltd.	121,384	0.1
30,138	Axis Bank Ltd.	456,736	0.5
920	Bajaj Auto Ltd.	104,809	0.1
3,661	Bajaj Finance Ltd.	312,002	0.3
5,094	Bajaj Finserv Ltd.	96,887	0.1
339	Bajaj Holdings & Investment Ltd.	34,668	0.0
1,038	Balkrishna Industries Ltd.	40,114	0.0
9,569 (2)	Bandhan Bank Ltd.	23,366	0.0
13,608	Bank of Baroda	44,851	0.0
50,046	Bharat Electronics Ltd.	183,151	0.2
3,481	Bharat Forge Ltd.	69,688	0.1
14,372	Bharat Heavy Electricals Ltd.	51,733	0.1
20,186	Bharat Petroleum Corp. Ltd.	73,441	0.1
30,013	Bharti Airtel Ltd.	519,268	0.5
52	Bosch Ltd.	21,244	0.0
1,417 (1)	Britannia Industries Ltd.	92,934	0.1
11,706	Canara Bank	16,734	0.0
8,421	CG Power & Industrial Solutions Ltd.	71,079	0.1
5,715	Cholamandalam Investment and Finance Co. Ltd.	97,386	0.1
7,115	Cipla Ltd./India	126,112	0.1
21,511	Coal India Ltd.	121,872	0.1
1,900	Colgate-Palmolive India Ltd.	64,704	0.1
3,513	Container Corp. Of India Ltd.	43,828	0.0
1,950	Cummins India Ltd.	92,595	0.1
6,756	Dabur India Ltd.	48,629	0.1
1,613	Divi’s Laboratories Ltd.	88,799	0.1
9,970	DLF Ltd.	98,425	0.1
1,587	Dr Reddy’s Laboratories Ltd.	121,729	0.1
1,859	Eicher Motors Ltd.	104,100	0.1
30,913	GAIL India Ltd.	81,210	0.1
31,413 (1)	GMR Airports Infrastructure Ltd.	36,271	0.0
5,384	Godrej Consumer Products Ltd.	88,680	0.1
1,672 (1)	Godrej Properties Ltd.	64,169	0.1
3,587	Grasim Industries Ltd.	114,694	0.1
3,517	Havells India Ltd.	76,814	0.1
12,526	HCL Technologies Ltd.	218,689	0.2
1,258 (2)	HDFC Asset Management Co. Ltd.	60,191	0.1
36,738	HDFC Bank Ltd.	741,895	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
13,000 (2)	HDFC Life Insurance Co. Ltd.	$92,674	0.1
1,630	Hero MotoCorp Ltd.	108,855	0.1
17,833	Hindalco Industries Ltd.	147,825	0.2
2,691	Hindustan Aeronautics Ltd.	169,725	0.2
11,972	Hindustan Petroleum Corp. Ltd.	47,599	0.1
10,558	Hindustan Unilever Ltd.	312,793	0.3
68,131	ICICI Bank Ltd.	980,637	1.0
3,117 (2)	ICICI Lombard General Insurance Co. Ltd.	66,748	0.1
4,618 (2)	ICICI Prudential Life Insurance Co. Ltd.	33,479	0.0
46,339 (1)	IDFC First Bank Ltd.	45,602	0.0
11,312	Indian Hotels Co. Ltd.	84,626	0.1
37,521	Indian Oil Corp. Ltd.	74,338	0.1
3,202	Indian Railway Catering & Tourism Corp. Ltd.	37,923	0.0
6,495 (1)	Indus Towers Ltd.	29,201	0.0
4,015	IndusInd Bank Ltd.	70,415	0.1
950	Info Edge India Ltd.	77,230	0.1
43,468	Infosys Ltd.	815,750	0.8
2,330 (1)(2)	InterGlobe Aviation Ltd.	118,076	0.1
38,984	ITC Ltd.	198,412	0.2
2,357	Jindal Stainless Ltd.	23,216	0.0
4,808	Jindal Steel & Power Ltd.	60,120	0.1
2,298	JSW Energy Ltd.	20,214	0.0
8,576	JSW Steel Ltd.	95,658	0.1
5,024	Jubilant Foodworks Ltd.	33,878	0.0
14,364	Kotak Mahindra Bank Ltd.	309,682	0.3
8,896	Larsen & Toubro Ltd.	377,881	0.4
1,175 (2)	LTIMindtree Ltd.	75,696	0.1
2,758	Lupin Ltd.	53,540	0.1
3,054 (2)	Macrotech Developers Ltd.	55,076	0.1
12,316	Mahindra & Mahindra Ltd.	422,778	0.4
651 (1)	Mankind Pharma Ltd.	16,580	0.0
6,861	Marico Ltd.	50,428	0.1
1,858	Maruti Suzuki India Ltd.	267,892	0.3
10,493	Max Healthcare Institute Ltd.	118,176	0.1
1,027	Mphasis Ltd.	30,171	0.0
33	MRF Ltd.	51,199	0.1
1,493	Muthoot Finance Ltd.	32,109	0.0
4,398	Nestle India Ltd.	134,448	0.1
25,521	NHPC Ltd.	30,765	0.0
13,295	NMDC Ltd.	39,131	0.0
59,606	NTPC Ltd.	270,300	0.3
43,047	Oil & Natural Gas Corp. Ltd.	141,262	0.1
82	Page Industries Ltd.	38,397	0.0
2,678 (1)	PB Fintech Ltd.	44,864	0.0
1,405	Persistent Systems Ltd.	71,344	0.1
10,191	Petronet LNG Ltd.	40,290	0.0
834	Phoenix Mills Ltd.	35,824	0.0
1,086	PI Industries Ltd.	49,411	0.1
2,127	Pidilite Industries Ltd.	80,480	0.1
682	Polycab India Ltd.	55,074	0.1
20,250	Power Finance Corp. Ltd.	117,578	0.1
62,333	Power Grid Corp. of India Ltd.	246,858	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
30,435	Punjab National Bank	$44,901	0.0
18,054	REC Ltd.	113,559	0.1
39,887	Reliance Industries Ltd.	1,495,229	1.5
38,317 (1)	Reliance Strategic Investments Ltd.	164,126	0.2
31,742	Samvardhana Motherson International Ltd.	72,269	0.1
3,617	SBI Cards & Payment Services Ltd.	31,385	0.0
6,097 (2)	SBI Life Insurance Co. Ltd.	108,997	0.1
123	Shree Cement Ltd.	41,062	0.0
3,894	Shriram Finance Ltd.	135,632	0.1
1,221	Siemens Ltd.	112,676	0.1
207	Solar Industries India Ltd.	24,821	0.0
5,513 (2)	Sona Blw Precision Forgings Ltd.	42,323	0.0
2,042	SRF Ltd.	59,565	0.1
23,727	State Bank of India	241,051	0.2
12,838	Sun Pharmaceutical Industries Ltd.	233,776	0.2
547	Sundaram Finance Ltd.	30,742	0.0
889	Supreme Industries Ltd.	63,358	0.1
117,061 (1)	Suzlon Energy Ltd.	73,959	0.1
1,657	Tata Communications Ltd.	36,796	0.0
11,803	Tata Consultancy Services Ltd.	551,357	0.6
7,840	Tata Consumer Products Ltd.	102,995	0.1
458	Tata Elxsi Ltd.	38,397	0.0
22,486	Tata Motors Ltd.	266,436	0.3
5,276	Tata Motors Ltd. - DVR Shares	42,036	0.0
19,262	Tata Power Co. Ltd.	101,640	0.1
101,965	Tata Steel Ltd.	212,261	0.2
7,184	Tech Mahindra Ltd.	122,831	0.1
285	Thermax Ltd.	18,281	0.0
4,650	Titan Co. Ltd.	189,499	0.2
1,355	Torrent Pharmaceuticals Ltd.	45,314	0.0
1,229	Torrent Power Ltd.	22,057	0.0
2,489	Trent Ltd.	163,327	0.2
1,444	Tube Investments of India Ltd.	73,679	0.1
3,217	TVS Motor Co. Ltd.	91,104	0.1
1,541	UltraTech Cement Ltd.	215,303	0.2
20,541	Union Bank of India Ltd.	33,564	0.0
3,875	United Spirits Ltd.	59,220	0.1
6,457	UPL Ltd.	44,166	0.0
6,105	Varun Beverages Ltd.	119,064	0.1
13,179	Vedanta Ltd.	71,689	0.1
17,580	Wipro Ltd.	108,526	0.1
171,086 (1)	Yes Bank Ltd.	48,482	0.1
83,607 (1)	Zomato Ltd.	200,638	0.2
		18,934,581	18.8
	Indonesia: 1.5%
197,600	Adaro Energy Indonesia Tbk PT	33,667	0.0
82,600 (1)	Amman Mineral Internasional PT	55,417	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
114,900	Aneka Tambang Tbk	$8,750	0.0
253,300	Astra International Tbk PT	68,857	0.1
726,200	Bank Central Asia Tbk PT	439,417	0.4
493,300	Bank Mandiri Persero Tbk PT	184,550	0.2
201,800	Bank Negara Indonesia Persero Tbk PT	57,262	0.1
892,438	Bank Rakyat Indonesia Persero Tbk PT	250,237	0.3
380,403	Barito Pacific Tbk PT	22,954	0.0
87,600	Chandra Asri Pacific Tbk PT	49,350	0.1
101,800	Charoen Pokphand Indonesia Tbk PT	31,550	0.0
11,332,400 (1)	GoTo Gojek Tokopedia Tbk PT	34,465	0.0
35,200	Indah Kiat Pulp & Paper Tbk PT	19,100	0.0
29,000	Indofood CBP Sukses Makmur Tbk PT	18,241	0.0
47,700	Indofood Sukses Makmur Tbk PT	17,696	0.0
283,700	Kalbe Farma Tbk PT	26,421	0.0
139,056 (1)	Merdeka Copper Gold Tbk PT	20,145	0.0
250,300	Sumber Alfaria Trijaya Tbk PT	42,035	0.1
647,400	Telkom Indonesia Persero Tbk PT	122,998	0.1
95,700	Unilever Indonesia Tbk PT	17,614	0.0
19,900	United Tractors Tbk PT	26,682	0.0
		1,547,408	1.5
	Ireland: 1.0%
7,843 (1)	PDD Holdings, Inc., ADR	1,042,727	1.0

	Kuwait: 0.7%
20,424	Boubyan Bank KSCP	37,765	0.0
29,687	Gulf Bank KSCP	27,663	0.0
128,276	Kuwait Finance House KSCP	297,736	0.3
8,870	Mabanee Co. KPSC	24,025	0.0
26,168	Mobile Telecommunications Co. KSCP	38,000	0.1
103,737	National Bank of Kuwait SAKP	291,676	0.3
		716,865	0.7
	Luxembourg: 0.0%
1,798	Reinet Investments SCA	45,410	0.0

	Malaysia: 1.3%
35,900	AMMB Holdings Bhd	32,602	0.0
36,300	Axiata Group Bhd	20,080	0.0
48,300	CELCOMDIGI BHD	37,636	0.1
87,300	CIMB Group Holdings Bhd	125,778	0.1
24,500	Gamuda Bhd	34,137	0.1
26,400	Genting Bhd	26,333	0.0
38,800	Genting Malaysia Bhd	20,944	0.0
8,572	Hong Leong Bank Bhd	34,857	0.1
24,700	IHH Healthcare Bhd	32,986	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
46,700	Inari Amertron Bhd	$36,560	0.1
32,900	IOI Corp. Bhd	25,777	0.0
6,300	Kuala Lumpur Kepong Bhd	27,527	0.0
68,000	Malayan Banking Bhd	143,568	0.2
14,800	Malaysia Airports Holdings Bhd	31,042	0.0
32,000	Maxis Bhd	23,945	0.0
15,500	MISC Bhd	27,946	0.0
49,700 (2)	MR DIY Group M Bhd	20,438	0.0
800	Nestle Malaysia Bhd	20,604	0.0
38,900	Petronas Chemicals Group Bhd	51,987	0.1
3,900	Petronas Dagangan Bhd	14,418	0.0
8,200	Petronas Gas Bhd	30,975	0.0
8,280	PPB Group Bhd	25,074	0.0
50,600	Press Metal Aluminium Holdings Bhd	61,716	0.1
190,500	Public Bank Bhd	162,229	0.2
16,700	QL Resources Bhd	23,058	0.0
16,376	RHB Bank Bhd	19,124	0.0
44,700	Sime Darby Bhd	24,797	0.0
27,800	Sime Darby Plantation Bhd	24,833	0.0
15,000	Telekom Malaysia Bhd	21,491	0.0
33,200	Tenaga Nasional Bhd	96,978	0.1
41,800	YTL Corp. Bhd	30,485	0.0
31,000	YTL Power International Bhd	31,565	0.0
		1,341,490	1.3
	Mexico: 2.1%
40,792	Alfa SAB de CV - Class A	23,768	0.0
242,693 (1)	America Movil SAB de CV	206,810	0.2
6,374	Arca Continental SAB de CV	62,677	0.1
10,422 (2)	Banco del Bajio SA	31,787	0.0
195,027	Cemex SAB de CV	124,723	0.1
6,692	Coca-Cola Femsa SAB de CV	57,560	0.1
38,160	Fibra Uno Administracion SA de CV	47,098	0.1
25,150	Fomento Economico Mexicano SAB de CV	269,976	0.3
2,527	Gruma SAB de CV - Class B	46,287	0.0
3,700	Grupo Aeroportuario del Centro Norte SAB de CV	31,398	0.0
5,046	Grupo Aeroportuario del Pacifico SAB de CV - Class B	79,302	0.1
2,391	Grupo Aeroportuario del Sureste SAB de CV - Class B	72,083	0.1
17,329	Grupo Bimbo SAB de CV	61,199	0.1
7,659	Grupo Carso SAB de CV	52,669	0.1
34,208	Grupo Financiero Banorte SAB de CV - Class O	266,222	0.3
24,888 (1)	Grupo Financiero Inbursa SAB de CV - Class O	59,027	0.1
41,202	Grupo Mexico SAB de CV	222,304	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
2,593 (1)	Industrias Penoles SAB de CV	$33,663	0.0
18,851	Kimberly-Clark de Mexico SAB de CV - Class A	32,509	0.0
16,838	Operadora De Sites Mexicanos SAB de CV - Class 1	15,195	0.0
13,582	Orbia Advance Corp. SAB de CV	18,946	0.0
10,693	Prologis Property Mexico SA de CV	34,858	0.0
2,570	Promotora y Operadora de Infraestructura SAB de CV	23,782	0.0
67,121	Wal-Mart de Mexico SAB de CV	229,264	0.2
		2,103,107	2.1
	Netherlands: 0.1%
7,638	NEPI Rockcastle NV	55,151	0.1

	Peru: 0.2%
2,512	Cia de Minas Buenaventura SAA, ADR	42,578	0.1
882	Credicorp Ltd.	142,293	0.1
		184,871	0.2
	Philippines: 0.5%
3,065	Ayala Corp.	30,407	0.0
91,390	Ayala Land, Inc.	44,364	0.1
25,128	Bank of the Philippine Islands	51,063	0.1
31,609	BDO Unibank, Inc.	69,141	0.1
13,830	International Container Terminal Services, Inc.	82,542	0.1
34,579	JG Summit Holdings, Inc.	15,369	0.0
5,870	Jollibee Foods Corp.	22,608	0.0
3,720	Manila Electric Co.	23,231	0.0
23,012	Metropolitan Bank & Trust Co.	26,561	0.0
1,020	PLDT, Inc.	25,009	0.0
2,632	SM Investments Corp.	37,235	0.0
133,300	SM Prime Holdings, Inc.	64,269	0.1
11,210	Universal Robina Corp.	21,269	0.0
		513,068	0.5
	Poland: 0.9%
7,655 (1)(2)	Allegro.eu SA	71,543	0.1
2,428	Bank Polska Kasa Opieki SA	101,026	0.1
156	Budimex SA	26,992	0.0
836 (3)	CD Projekt SA	28,837	0.0
631 (1)(2)	Dino Polska SA	63,586	0.1
1,882	KGHM Polska Miedz SA	69,826	0.1
14	L.P. SA	59,376	0.0
180 (1)	mBank SA	28,363	0.0
11,681 (1)	PGE Polska Grupa Energetyczna SA	20,837	0.0
7,311	Polski Koncern Naftowy ORLEN SA	122,831	0.1
11,609	Powszechna Kasa Oszczednosci Bank Polski SA	181,104	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland (continued)
7,844	Powszechny Zaklad Ubezpieczen SA	$100,146	0.1
463	Santander Bank Polska SA	62,051	0.1
		936,518	0.9
	Qatar: 0.8%
27,094	Barwa Real Estate Co.	20,454	0.0
44,264	Commercial Bank PSQC	52,142	0.1
24,799	Dukhan Bank	25,725	0.0
20,602	Industries Qatar QSC	72,411	0.1
74,383	Masraf Al Rayan QSC	47,801	0.1
62,056	Mesaieed Petrochemical Holding Co.	28,066	0.0
10,813	Ooredoo QPSC	30,292	0.0
5,808	Qatar Electricity & Water Co. QSC	25,025	0.0
8,238	Qatar Fuel QSC	33,766	0.0
33,716	Qatar Gas Transport Co. Ltd.	43,596	0.1
13,444	Qatar International Islamic Bank QSC	36,924	0.0
23,729	Qatar Islamic Bank SAQ	121,803	0.1
60,937	Qatar National Bank QPSC	245,392	0.3
		783,397	0.8
	Russia: —%
292,495 (4)	Alrosa PJSC	—	—
1,334,323 (1)(4)	Gazprom PJSC	—	—
4,339,761 (4)	Inter RAO UES PJSC	—	—
46,982 (4)	Lukoil PJSC	—	—
7,931 (4)	Magnit PJSC	—	—
701,600 (4)	MMC Norilsk Nickel PJSC	—	—
98,282 (4)	Mobile TeleSystems PJSC	—	—
170,929 (4)	Moscow Exchange MICEX-RTS PJSC	—	—
101,990 (4)	Novatek PJSC	—	—
166,658 (4)	Novolipetsk Steel PJSC	—	—
4,906 (1)(4)	Ozon Holdings PLC, ADR	—	—
5,194 (4)	PhosAgro PJSC	—	—
100 (4)	PhosAgro PJSC NPV GDR	—	—
40,645 (1)(4)	Polymetal International PLC	—	—
3,794 (1)(4)	Polyus PJSC	—	—
126,916 (4)	Rosneft Oil Co. PJSC	—	—
1,201,542 (1)(4)	Sberbank of Russia PJSC	—	—
23,691 (4)	Severstal PAO	—	—
770,779 (4)	Surgutneftegas PJSC	—	—
160,492 (4)	Tatneft PJSC	—	—
344,289 (1)(4)	United Co. RUSAL International PJSC	—	—
377,182,805 (1)(4)	VTB Bank PJSC	—	—
34,476 (1)(4)	Yandex NV - Class A	—	—
		—	—
	Saudi Arabia: 3.9%
1,781	ACWA Power Co.	168,150	0.2
4,734 (1)	Ades Holding Co.	25,389	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
1,704 (1)	Advanced Petrochemical Co.	$17,500	0.0
25,802	Al Rajhi Bank	562,406	0.6
16,715	Alinma Bank	139,380	0.1
3,267	Almarai Co. JSC	49,235	0.1
12,017	Arab National Bank	65,032	0.1
319	Arabian Internet & Communications Services Co.	24,840	0.0
8,305	Bank AlBilad	72,399	0.1
6,711 (1)	Bank Al-Jazira	29,609	0.0
7,874	Banque Saudi Fransi	74,628	0.1
1,140	Bupa Arabia for Cooperative Insurance Co.	78,095	0.1
945	Co. for Cooperative Insurance	36,415	0.0
443	Dallah Healthcare Co.	18,775	0.0
7,107 (1)	Dar Al Arkan Real Estate Development Co.	22,339	0.0
1,155	Dr Sulaiman Al Habib Medical Services Group Co.	88,609	0.1
324	Elm Co.	74,044	0.1
5,133	Etihad Etisalat Co.	73,014	0.1
7,076	Jarir Marketing Co.	23,921	0.0
5,854	Mobile Telecommunications Co. Saudi Arabia	18,287	0.0
1,318	Mouwasat Medical Services Co.	42,498	0.1
475	Nahdi Medical Co.	16,613	0.0
821	Power & Water Utility Co. for Jubail & Yanbu	13,271	0.0
19,447	Riyad Bank	135,201	0.1
3,130	SABIC Agri-Nutrients Co.	94,178	0.1
4,990	Sahara International Petrochemical Co.	38,839	0.0
73	SAL Saudi Logistics Services	5,875	0.0
17,256 (1)	Saudi Arabian Mining Co.	198,184	0.2
47,563 (2)	Saudi Arabian Oil Co.	350,502	0.4
735	Saudi Aramco Base Oil Co.	25,779	0.0
13,564	Saudi Awwal Bank	140,040	0.1
11,846	Saudi Basic Industries Corp.	232,083	0.2
10,132	Saudi Electricity Co.	44,370	0.1
5,198	Saudi Industrial Investment Group	29,126	0.0
8,108	Saudi Investment Bank	27,755	0.0
10,355 (1)	Saudi Kayan Petrochemical Co.	22,374	0.0
38,633	Saudi National Bank	381,086	0.4
479 (1)	Saudi Research & Media Group	26,327	0.0
627	Saudi Tadawul Group Holding Co.	41,683	0.1
26,299	Saudi Telecom Co.	262,860	0.3
3,530 (1)	Savola Group	43,887	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
4,176	Yanbu National Petrochemical Co.	$40,733	0.0
		3,875,331	3.9
	Singapore: 0.0%
2,700 (2)	BOC Aviation Ltd.	19,286	0.0

	South Africa: 2.7%
11,026	Absa Group Ltd.	96,026	0.1
863 (3)	Anglo American Platinum Ltd.	28,421	0.0
5,101	Aspen Pharmacare Holdings Ltd.	65,413	0.1
4,353	Bid Corp. Ltd.	101,654	0.1
4,106	Bidvest Group Ltd.	64,449	0.1
1,166	Capitec Bank Holdings Ltd.	169,298	0.2
3,094	Clicks Group Ltd.	58,891	0.1
7,050	Discovery Ltd.	52,192	0.1
3,292	Exxaro Resources Ltd.	32,441	0.0
65,900	FirstRand Ltd.	279,496	0.3
11,838	Gold Fields Ltd.	176,889	0.2
7,336	Harmony Gold Mining Co. Ltd.	67,918	0.1
12,101	Impala Platinum Holdings Ltd.	60,099	0.1
833	Kumba Iron Ore Ltd.	20,128	0.0
22,370	MTN Group Ltd.	104,096	0.1
2,335	Naspers Ltd. - Class N	457,820	0.5
6,235	Nedbank Group Ltd.	88,268	0.1
4,684	Northam Platinum Holdings Ltd.	32,773	0.0
57,318	Old Mutual Ltd.	39,034	0.0
9,763	OUTsurance Group Ltd.	24,910	0.0
31,403 (2)(3)	Pepkor Holdings Ltd.	32,296	0.0
6,857	Remgro Ltd.	51,291	0.0
23,562	Sanlam Ltd.	104,796	0.1
7,601	Sasol Ltd.	57,733	0.1
6,502	Shoprite Holdings Ltd.	101,952	0.1
37,873	Sibanye Stillwater Ltd.	40,939	0.0
17,559	Standard Bank Group Ltd.	204,455	0.2
8,208 (3)	Vodacom Group Ltd.	44,041	0.0
11,785	Woolworths Holdings Ltd./
	South Africa	40,018	0.0
		2,697,737	2.7
	South Korea: 11.3%
480 (1)	Alteogen, Inc.	97,306	0.1
389	Amorepacific Corp.	47,089	0.1
247 (1)	Celltrion Pharm, Inc.	15,852	0.0
2,030	Celltrion, Inc.	255,948	0.3
110	CJ CheilJedang Corp.	30,693	0.0
325 (1)	CosmoAM&T Co. Ltd.	33,784	0.0
754	Coway Co. Ltd.	34,950	0.0
606	DB Insurance Co. Ltd.	50,209	0.1
692	Doosan Bobcat, Inc.	25,619	0.0
6,021 (1)	Doosan Enerbility Co. Ltd.	87,532	0.1
647 (1)	Ecopro BM Co. Ltd.	85,358	0.1
1,319 (1)	Ecopro Co. Ltd.	85,683	0.1
189 (1)	Ecopro Materials Co. Ltd.	12,377	0.0
128 (1)	Enchem Co. Ltd.	20,762	0.0
595	GS Holdings Corp.	20,203	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,865	Hana Financial Group, Inc.	$169,983	0.2
344	Hanjin Kal Corp.	16,055	0.0
995	Hankook Tire & Technology Co. Ltd.	32,516	0.0
93	Hanmi Pharm Co. Ltd.	18,206	0.0
570	Hanmi Semiconductor Co. Ltd.	70,421	0.1
480	Hanwha Aerospace Co. Ltd.	86,567	0.1
756 (1)	Hanwha Ocean Co. Ltd.	16,758	0.0
1,500	Hanwha Solutions Corp.	29,818	0.0
591	HD Hyundai Co. Ltd.	31,863	0.0
233	HD Hyundai Electric Co. Ltd.	52,068	0.1
307 (1)	HD Hyundai Heavy Industries Co. Ltd.	34,630	0.0
570 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	65,614	0.1
1,582 (1)	HLB, Inc.	66,887	0.1
3,185	HMM Co. Ltd.	45,379	0.1
279	HYBE Co. Ltd.	40,863	0.1
964	Hyundai Engineering & Construction Co. Ltd.	22,343	0.0
242	Hyundai Glovis Co. Ltd.	38,385	0.0
793	Hyundai Mobis Co. Ltd.	144,067	0.2
1,774	Hyundai Motor Co.	378,320	0.4
1,170	Hyundai Steel Co.	24,583	0.0
3,316	Industrial Bank of Korea	33,759	0.0
4,091	Kakao Corp.	119,857	0.1
2,201	KakaoBank Corp.	32,280	0.0
5,050	KB Financial Group, Inc.	287,245	0.3
3,431	Kia Corp.	321,043	0.3
1,025	Korea Aerospace Industries Ltd.	39,344	0.0
3,407 (1)	Korea Electric Power Corp.	48,230	0.1
518	Korea Investment Holdings Co. Ltd.	26,189	0.0
114	Korea Zinc Co. Ltd.	42,472	0.1
1,887	Korean Air Lines Co. Ltd.	31,783	0.0
389 (1)	Krafton, Inc.	79,130	0.1
421	KT Corp.	11,410	0.0
1,360	KT&G Corp.	86,900	0.1
422 (1)	Kum Yang Co. Ltd.	26,155	0.0
240	Kumho Petrochemical Co. Ltd.	25,453	0.0
337 (1)	L&F Co. Ltd.	32,879	0.0
675	LG Chem Ltd.	168,207	0.2
1,226	LG Corp.	71,321	0.1
4,229 (1)	LG Display Co. Ltd.	35,143	0.0
1,375	LG Electronics, Inc.	110,200	0.1
611 (1)	LG Energy Solution Ltd.	144,009	0.2
124	LG H&H Co. Ltd.	30,971	0.0
195	LG Innotek Co. Ltd.	38,311	0.0
1,923	LG Uplus Corp.	13,695	0.0
247	Lotte Chemical Corp.	20,490	0.0
1,313	Meritz Financial Group, Inc.	75,179	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,115	Mirae Asset Securities Co. Ltd.	$16,477	0.0
1,695	NAVER Corp.	203,966	0.2
188	NCSoft Corp.	24,427	0.0
289 (1)(2)	Netmarble Corp.	11,201	0.0
1,694	NH Investment & Securities Co. Ltd.	15,560	0.0
323	Orion Corp./Republic of Korea	21,561	0.0
697	Posco DX Co. Ltd.	19,268	0.0
410	POSCO Future M Co. Ltd.	76,226	0.1
944	POSCO Holdings, Inc.	247,084	0.3
715	Posco International Corp.	33,689	0.0
233 (1)(2)	Samsung Biologics Co. Ltd.	122,622	0.1
1,110	Samsung C&T Corp.	113,914	0.1
752	Samsung Electro-Mechanics Co. Ltd.	85,744	0.1
62,611	Samsung Electronics Co. Ltd.	3,684,896	3.7
2,150 (1)	Samsung Engineering Co. Ltd.	37,472	0.0
410	Samsung Fire & Marine Insurance Co. Ltd.	115,328	0.1
8,960 (1)	Samsung Heavy Industries Co. Ltd.	60,771	0.1
1,046	Samsung Life Insurance Co. Ltd.	66,903	0.1
724	Samsung SDI Co. Ltd.	184,874	0.2
574	Samsung SDS Co. Ltd.	61,611	0.1
5,708	Shinhan Financial Group Co. Ltd.	198,992	0.2
419 (1)	SK Biopharmaceuticals Co. Ltd.	23,477	0.0
321 (1)	SK Bioscience Co. Ltd.	12,214	0.0
7,182 (1)	SK hynix, Inc.	1,218,847	1.2
392 (1)(2)	SK IE Technology Co. Ltd.	12,486	0.0
797 (1)	SK Innovation Co. Ltd.	66,777	0.1
1,325 (1)	SK Square Co. Ltd.	95,616	0.1
628	SK Telecom Co. Ltd.	23,448	0.0
477	SK, Inc.	54,593	0.1
268 (1)	SKC Co. Ltd.	32,628	0.0
613	S-Oil Corp.	29,550	0.0
7,577	Woori Financial Group, Inc.	80,846	0.1
768	Yuhan Corp.	44,952	0.1
		11,338,366	11.3
	Taiwan: 18.9%
7,000	Accton Technology Corp.	119,136	0.1
40,462	Acer, Inc.	58,284	0.1
6,324	Advantech Co. Ltd.	71,997	0.1
1,603	Airtac International Group	48,655	0.0
1,000	Alchip Technologies Ltd.	75,296	0.1
41,243	ASE Technology Holding Co. Ltd.	213,652	0.2
29,356	Asia Cement Corp.	39,669	0.0
4,000	Asia Vital Components Co. Ltd.	93,664	0.1
9,000	Asustek Computer, Inc.	137,753	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
90,400	AUO Corp.	$49,436	0.1
8,000	Catcher Technology Co. Ltd.	57,148	0.1
124,545	Cathay Financial Holding Co. Ltd.	226,184	0.2
19,332	Chailease Holding Co. Ltd.	91,247	0.1
70,008	Chang Hwa Commercial Bank Ltd.	39,795	0.0
24,650	Cheng Shin Rubber Industry Co. Ltd.	37,524	0.0
37,000	China Airlines Ltd.	26,984	0.0
214,100	China Development Financial Holding Corp.	99,501	0.1
156,535	China Steel Corp.	111,369	0.1
49,000	Chunghwa Telecom Co. Ltd.	189,870	0.2
58,000	Compal Electronics, Inc.	61,828	0.1
234,170	CTBC Financial Holding Co. Ltd.	273,062	0.3
25,703	Delta Electronics, Inc.	306,573	0.3
12,000	E Ink Holdings, Inc.	92,915	0.1
185,792	E.Sun Financial Holding Co. Ltd.	163,567	0.2
2,386	Eclat Textile Co. Ltd.	38,874	0.0
1,000	eMemory Technology, Inc.	78,552	0.1
36,000	Eva Airways Corp.	42,258	0.0
13,656	Evergreen Marine Corp. Taiwan Ltd.	81,242	0.1
36,685	Far Eastern New Century Corp.	39,869	0.0
24,000	Far EasTone Telecommunications Co. Ltd.	62,230	0.1
6,597	Feng TAY Enterprise Co. Ltd.	31,450	0.0
141,964	First Financial Holding Co. Ltd.	122,990	0.1
46,600	Formosa Chemicals & Fibre Corp.	72,320	0.1
15,000	Formosa Petrochemical Corp.	29,927	0.0
49,600	Formosa Plastics Corp.	87,876	0.1
1,000	Fortune Electric Co. Ltd.	29,039	0.0
100,598	Fubon Financial Holding Co. Ltd.	245,680	0.2
7,000	Gigabyte Technology Co. Ltd.	65,526	0.1
1,000	Global Unichip Corp.	49,291	0.0
4,000	Globalwafers Co. Ltd.	66,235	0.1
164,170	Hon Hai Precision Industry Co. Ltd.	1,080,883	1.1
4,080	Hotai Motor Co. Ltd.	78,198	0.1
118,320	Hua Nan Financial Holdings Co. Ltd.	96,219	0.1
119,163	Innolux Corp.	52,575	0.1
36,000	Inventec Corp.	61,584	0.1
1,000	Largan Precision Co. Ltd.	84,390	0.1
26,538	Lite-On Technology Corp.	86,208	0.1
19,820	MediaTek, Inc.	853,616	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
150,361	Mega Financial Holding Co. Ltd.	$187,168	0.2
10,000	Micro-Star International Co. Ltd.	54,727	0.1
62,890	Nan Ya Plastics Corp.	95,428	0.1
17,000 (1)	Nanya Technology Corp.	36,469	0.0
2,000	Nien Made Enterprise Co. Ltd.	24,021	0.0
8,000	Novatek Microelectronics Corp.	149,198	0.1
27,000	Pegatron Corp.	86,783	0.1
3,000 (1)	PharmaEssentia Corp.	51,760	0.1
29,000	Pou Chen Corp.	31,230	0.0
7,000	President Chain Store Corp.	58,998	0.1
36,000	Quanta Computer, Inc.	344,147	0.3
6,760	Realtek Semiconductor Corp.	113,441	0.1
21,020	Ruentex Development Co. Ltd.	28,232	0.0
51,152	Shanghai Commercial & Savings Bank Ltd.	72,688	0.1
174,529 (1)	Shin Kong Financial Holding Co. Ltd.	52,890	0.1
144,629	SinoPac Financial Holdings Co. Ltd.	113,459	0.1
17,800	Synnex Technology International Corp.	40,059	0.0
143,695	Taishin Financial Holding Co. Ltd.	83,535	0.1
86,112	Taiwan Business Bank	48,280	0.0
85,389	Taiwan Cement Corp.	89,996	0.1
131,629	Taiwan Cooperative Financial Holding Co. Ltd.	105,464	0.1
12,000	Taiwan High Speed Rail Corp.	11,240	0.0
24,000	Taiwan Mobile Co. Ltd.	79,145	0.1
323,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,569,723	9.5
18,000	Unimicron Technology Corp.	99,587	0.1
62,209	Uni-President Enterprises Corp.	155,899	0.2
149,000	United Microelectronics Corp.	257,701	0.3
12,000	Vanguard International Semiconductor Corp.	47,788	0.0
1,000	Voltronic Power Technology Corp.	59,206	0.1
39,374	Walsin Lihwa Corp.	43,036	0.0
8,645	Wan Hai Lines Ltd.	23,610	0.0
41,608	Winbond Electronics Corp.	32,889	0.0
35,000	Wistron Corp.	113,595	0.1
1,000	Wiwynn Corp.	80,987	0.1
22,280	WPG Holdings Ltd.	61,618	0.1
4,856	Yageo Corp.	109,076	0.1
23,000	Yang Ming Marine Transport Corp.	52,889	0.1
137,201	Yuanta Financial Holding Co. Ltd.	135,307	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
9,000	Zhen Ding Technology Holding Ltd.	$35,860	0.0
		19,059,270	18.9
	Thailand: 1.3%
300	Advanced Info Service PCL	1,705	0.0
15,200	Advanced Info Service PCL - Foreign Shares	86,378	0.1
48,600	Airports of Thailand PCL	76,360	0.1
5,700	Airports of Thailand PCL	8,956	0.0
100,400	Asset World Corp. PCL	9,487	0.0
144,200	Bangkok Dusit Medical Services PCL - Class F	104,957	0.1
99,000	Bangkok Expressway & Metro PCL	20,586	0.0
8,000 (3)	Bumrungrad Hospital PCL	53,761	0.1
900	Central Pattana PCL	1,351	0.0
26,500	Central Pattana PCL - Foreign Shares	39,790	0.1
23,200	Central Retail Corp. PCL	19,372	0.0
49,600 (1)	Charoen Pokphand Foods PCL - Foreign Shares	30,912	0.0
75,300	CP ALL PCL - Foreign	112,617	0.1
28,800	CP Axtra PCL	21,330	0.0
41,400 (3)	Delta Electronics Thailand PCL	93,158	0.1
24,100	Energy Absolute PCL	7,305	0.0
8,800	Global Power Synergy PCL - Class F	9,473	0.0
40,300	Gulf Energy Development PCL	44,340	0.1
76,451	Home Product Center PCL	19,208	0.0
22,700	Indorama Ventures PCL	12,024	0.0
13,000	Intouch Holdings PCL - Class F	25,281	0.0
7,800	Kasikornbank PCL	26,597	0.0
2,000	Krung Thai Bank PCL	932	0.0
44,500	Krung Thai Bank PCL - Foreign Shares	20,730	0.0
12,800	Krungthai Card PCL	14,156	0.0
43,800	Minor International PCL	35,704	0.1
18,300	PTT Exploration & Production PCL	75,647	0.1
300	PTT Global Chemical PCL	248	0.0
31,200	PTT Global Chemical PCL - Foreign Shares	25,837	0.0
36,100	PTT Oil & Retail Business PCL	15,695	0.0
128,500	PTT PCL - Foreign	113,601	0.1
48,900 (4)	Robinson PCL	—	—
10,500	SCB X PCL	29,431	0.0
17,500	SCG Packaging PCL	16,008	0.0
10,200	Siam Cement PCL - Foreign	62,413	0.1
16,700	Thai Oil PCL - Foreign	24,058	0.0
360,500	TMBThanachart Bank PCL	16,762	0.0
146,407 (1)	True Corp. PCL	34,779	0.1
		1,310,949	1.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Turkey: 0.8%
41,843	Akbank TAS	$82,072	0.1
18,358	Aselsan Elektronik Sanayi Ve Ticaret AS	32,944	0.0
6,053	BIM Birlesik Magazalar AS	101,023	0.1
858	Coca-Cola Icecek AS	21,703	0.0
18,772	Eregli Demir ve Celik Fabrikalari TAS	30,612	0.0
877	Ford Otomotiv Sanayi AS	30,187	0.0
13,602	Haci Omer Sabanci Holding AS	40,196	0.0
10,083	KOC Holding AS	70,031	0.1
2,977 (1)	Pegasus Hava Tasimaciligi AS	20,767	0.0
17,353 (1)	Sasa Polyester Sanayi AS	23,318	0.0
1,468	Tofas Turk Otomobil Fabrikasi AS	15,285	0.0
7,012 (1)	Turk Hava Yollari AO	66,298	0.1
16,466	Turkcell Iletisim Hizmetleri AS	50,727	0.1
117,026	Turkiye Is Bankasi AS - Class C	56,802	0.1
13,074	Turkiye Petrol Rafinerileri AS	66,261	0.1
16,270	Turkiye Sise ve Cam Fabrikalari AS	25,012	0.0
45,469	Yapi ve Kredi Bankasi AS	47,064	0.1
		780,302	0.8
	United Arab Emirates: 1.1%
39,340	Abu Dhabi Commercial Bank PJSC	85,705	0.1
19,668	Abu Dhabi Islamic Bank PJSC	62,008	0.1
41,062	Abu Dhabi National Oil Co. for Distribution PJSC	37,850	0.0
51,881	Aldar Properties PJSC	88,422	0.1
33,986	Americana Restaurants International PLC	29,549	0.0
40,781	Dubai Islamic Bank PJSC	63,731	0.1
88,747	Emaar Properties PJSC	198,128	0.2
25,715	Emirates NBD Bank PJSC	115,518	0.1
46,388	Emirates Telecommunications Group Co. PJSC	203,334	0.2
58,857	First Abu Dhabi Bank PJSC	199,662	0.2
53,457 (1)	Multiply Group PJSC	29,836	0.0
		1,113,743	1.1
	United Kingdom: 0.1%
5,570	Anglogold Ashanti PLC	140,405	0.1

	United States: 0.3%
9,200 (1)	BeiGene Ltd.	100,439	0.1
986 (1)	Legend Biotech Corp., ADR	43,670	0.1
1,151	Southern Copper Corp.	124,009	0.1
		268,118	0.3
	Total Common Stock
	(Cost $112,756,026)	96,725,343	96.0

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: 1.9%
	Brazil: 1.2%
72,045	Banco Bradesco SA - Preference Shares	$159,811	0.2
2,951	Centrais Eletricas Brasileiras SA	21,190	0.0
24,237	Cia Energetica de Minas Gerais	42,793	0.0
12,000	Cia Paranaense de Energia	20,007	0.0
19,006	Gerdau SA	62,695	0.1
63,642	Itau Unibanco Holding SA	368,183	0.4
71,390	Itausa SA	124,898	0.1
62,801	Petroleo Brasileiro SA	427,466	0.4
		1,227,043	1.2
	Chile: 0.1%
1,911	Sociedad Quimica y Minera de Chile SA	77,222	0.1

	Colombia: 0.0%
6,507	Bancolombia SA	53,426	0.0

	Russia: —%
773,978 (4)	Surgutneftegas PJSC	—	—

	South Korea: 0.6%
264	Hyundai Motor Co.	34,737	0.0
509	Hyundai Motor Co. - Second Preference Shares	67,498	0.1
44	LG Chem Ltd.	7,666	0.0
10,602	Samsung Electronics Co. Ltd.	486,809	0.5
		596,710	0.6
	Total Preferred Stock
	(Cost $2,278,267)	1,954,401	1.9

RIGHTS: 0.0%
	Brazil: 0.0%
121 (1)	Localiza Rent a Car SA	184	0.0
	China: 0.0%
4,800 (1)	MMG Ltd.	212	0.0
	Total Rights
	(Cost $–)	396	0.0
	Total Long-Term Investments
	(Cost $115,034,293)	98,680,140	97.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 0.6%
634,656 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $634,939, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $647,349, due 08/08/24-04/20/74)	$634,656	0.6

	Total Repurchase Agreements (Cost $634,656)	634,656	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
2,186,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $2,186,000)	$2,186,000	2.2
	Total Short-Term Investments (Cost $2,820,656)	2,820,656	2.8

	Total Investments in Securities
	(Cost $117,854,949)	$101,500,796	100.7
	Liabilities in Excess of Other Assets	(748,536)	(0.7)
	Net Assets	$100,752,260	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualifiied institutional buyers.

(3)	Security, or a portion of the security, is on loan.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,948,557	$—	$—	$2,948,557
Chile	360,586	—	—	360,586
China	1,279,437	21,215,435	10,070	22,504,942
Colombia	51,992	—	—	51,992
Czechia	78,740	55,299	—	134,039
Egypt	53,047	8,065	—	61,112
Greece	186,139	299,169	—	485,308
Hong Kong	54,993	1,079,693	—	1,134,686
Hungary	88,056	147,965	—	236,021
India	—	18,934,581	—	18,934,581
Indonesia	218,960	1,328,448	—	1,547,408
Ireland	1,042,727	—	—	1,042,727
Kuwait	24,025	692,840	—	716,865
Luxembourg	45,410	—	—	45,410
Malaysia	363,474	978,016	—	1,341,490
Mexico	2,103,107	—	—	2,103,107
Netherlands	55,151	—	—	55,151
Peru	184,871	—	—	184,871
Philippines	287,624	225,444	—	513,068
Poland	—	936,518	—	936,518
Qatar	145,083	638,314	—	783,397
Russia	—	—	—	—
Saudi Arabia	542,556	3,332,775	—	3,875,331
Singapore	—	19,286	—	19,286
South Africa	1,086,055	1,611,682	—	2,697,737
South Korea	—	11,338,366	—	11,338,366
Taiwan	157,741	18,901,529	—	19,059,270
Thailand	—	1,310,949	—	1,310,949
Turkey	759,535	20,767	—	780,302
United Arab Emirates	960,639	153,104	—	1,113,743
United Kingdom	—	140,405	—	140,405
United States	167,679	100,439	—	268,118
Total Common Stock	13,246,184	83,469,089	10,070	96,725,343
Preferred Stock	1,357,691	596,710	—	1,954,401
Rights	396	—	—	396
Short-Term Investments	2,186,000	634,656	—	2,820,656
Total Investments, at fair value	$16,790,271	$84,700,455	$10,070	$101,500,796
Other Financial Instruments+
Forward Foreign Currency Contracts	—	15	—	15
Futures	5,437	—	—	5,437
Total Assets	$16,795,708	$84,700,470	$10,070	$101,506,248

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:

						Unrealized
						Appreciation
Currency	Purchased	Currency Sold		Counterparty	Settlement Date	(Depreciation)
ZAR	76,331	USD	4,180	The Bank of New York Mellon	07/03/24	$15
						$15

At June 30, 2024, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	49	09/20/24	$2,666,090	$5,437
			$2,666,090	$5,437

Currency Abbreviations:

USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$15
Equity contracts	Variation margin receivable on futures contracts*	5,437
Total Asset Derivatives		$5,452

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$187,836	$187,836
Foreign exchange contracts	995	—	995
Total	$995	$187,836	$188,831

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$(73,962)	$(73,962)
Foreign exchange contracts	15	—	15
Total	$15	$(73,962)	$(73,947)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	The Bank
	of New York
	Mellon	Total
Assets:
Forward foreign currency contracts	$15	$15
Total Assets	$15	$15
Liabilities:
Total Liabilities	$—	$–
Net OTC derivative instruments by counterparty, at fair value	$15	$15
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$–
Net Exposure(1)	$15	$15

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $122,561,864.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$18,697,011
Gross Unrealized Depreciation	(39,664,983)
Net Unrealized Depreciation	$(20,967,972)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Australia: 6.5%
16,908	Ampol Ltd.	$363,664	0.0
213,383	ANZ Group Holdings Ltd.	4,008,965	0.3
91,054	APA Group	483,994	0.0
40,795	Aristocrat Leisure Ltd.	1,350,944	0.1
13,756	ASX Ltd.	548,874	0.1
129,636	Aurizon Holdings Ltd.	314,916	0.0
75,124	BHP Group Ltd. - Class DI	2,147,185	0.2
31,404	BlueScope Steel Ltd.	426,297	0.0
98,806 (1)	Brambles Ltd.	953,468	0.1
25,421	CAR Group Ltd.	595,159	0.1
4,647	Cochlear Ltd.	1,025,776	0.1
95,032	Coles Group Ltd.	1,076,577	0.1
118,760	Commonwealth Bank of Australia	10,060,294	0.9
37,913	Computershare Ltd.	663,090	0.1
34,287	CSL Ltd.	6,723,568	0.6
75,749	Dexus	326,772	0.0
107,208	Endeavour Group Ltd./ Australia	359,503	0.0
120,149	Fortescue Metals Group Ltd.	1,710,491	0.1
121,273	Goodman Group	2,797,747	0.2
134,910	GPT Group	359,693	0.0
169,136	Insurance Australia Group Ltd.	801,795	0.1
157,919	Lottery Corp. Ltd.	532,256	0.1
25,813	Macquarie Group Ltd.	3,512,400	0.3
195,397	Medibank Pvt Ltd.	484,254	0.0
12,465	Mineral Resources Ltd.	445,942	0.0
277,897	Mirvac Group	345,753	0.0
220,141	National Australia Bank Ltd.	5,308,738	0.5
81,556	Northern Star Resources Ltd.	708,236	0.1
34,489	Orica Ltd.	409,586	0.0
122,229	Origin Energy Ltd.	884,320	0.1
202,863 (2)	Pilbara Minerals Ltd.	412,783	0.0
4,075	Pro Medicus Ltd.	387,012	0.0
59,510 (1)	Qantas Airways Ltd.	231,596	0.0
106,595	QBE Insurance Group Ltd.	1,230,489	0.1
13,041	Ramsay Health Care Ltd.	411,731	0.0
3,749 (2)	REA Group Ltd.	489,523	0.0
15,923	Reece Ltd.	265,915	0.0
26,338	Rio Tinto Ltd.	2,086,276	0.2
230,430	Santos Ltd.	1,169,066	0.1
368,590	Scentre Group	763,975	0.1
25,088	SEEK Ltd.	356,087	0.0
14,032	Seven Group Holdings Ltd.	350,549	0.0
32,380	Sonic Healthcare Ltd.	565,473	0.1
321,352	South32 Ltd. - Class DI	779,629	0.1
169,370	Stockland	469,115	0.0
90,271	Suncorp Group Ltd.	1,043,891	0.1
286,926	Telstra Group Ltd.	692,701	0.1
219,390	Transurban Group	1,809,431	0.2
57,571	Treasury Wine Estates Ltd.	476,362	0.0
272,515	Vicinity Ltd.	335,079	0.0
16,524	Washington H Soul Pattinson & Co. Ltd.	360,500	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
80,513	Wesfarmers Ltd.	$3,486,324	0.3
246,607	Westpac Banking Corp.	4,465,337	0.4
11,829	WiseTech Global Ltd.	786,376	0.1
83,271	Woodside Energy Group Ltd. (WDS)	1,568,072	0.1
51,446	Woodside Energy Group Ltd. (WDSL)	970,393	0.1
86,672	Woolworths Group Ltd.	1,945,954	0.2
		77,639,896	6.5
	Austria: 0.2%
23,891	Erste Group Bank AG	1,130,884	0.1
31,318	Mondi PLC QX	601,158	0.1
10,449	OMV AG	454,190	0.0
4,796	Verbund AG	379,471	0.0
7,601	voestalpine AG	205,492	0.0
		2,771,195	0.2
	Belgium: 0.8%
11,336 (2)	Ageas SA	517,225	0.1
63,756	Anheuser-Busch InBev SA	3,701,404	0.3
1,513 (2)	D’ieteren Group	320,380	0.0
2,071 (2)	Elia Group SA	193,425	0.0
6,245	Groupe Bruxelles Lambert NV	444,654	0.1
17,765	KBC Group NV	1,251,766	0.1
29 (2)	Lotus Bakeries NV	299,084	0.0
1,085 (2)	Sofina SA	246,895	0.0
5,258	Syensqo SA	469,319	0.1
8,970 (2)	UCB SA	1,331,928	0.1
14,750 (2)	Umicore SA	221,970	0.0
12,363	Warehouses De Pauw CVA	333,908	0.0
		9,331,958	0.8
	Chile: 0.1%
27,979	Antofagasta PLC	743,568	0.1

	Denmark: 3.9%
214	AP Moller - Maersk A/S - Class A	363,119	0.0
318	AP Moller - Maersk A/S - Class B	551,522	0.1
6,778	Carlsberg AS - Class B	813,726	0.1
8,948 (2)	Coloplast A/S - Class B	1,075,668	0.1
48,938	Danske Bank A/S	1,459,626	0.1
7,097 (1)	Demant A/S	307,376	0.0
12,147 (2)	DSV A/S	1,864,542	0.2
4,691 (1)	Genmab A/S	1,175,534	0.1
231,537 (2)	Novo Nordisk A/S - Class B	33,129,442	2.8
26,471 (2)	Novozymes A/S - Class B	1,617,231	0.1
13,422 (1)(2)(3)	Orsted AS	712,996	0.1
5,818 (2)	Pandora A/S	875,685	0.1
660	Rockwool A/S - Class B	267,550	0.0
24,773	Tryg A/S	541,256	0.0
71,650 (1)(2)	Vestas Wind Systems A/S	1,661,418	0.1
		46,416,691	3.9
	Finland: 1.0%
10,092	Elisa Oyj	462,041	0.0
31,831 (2)	Fortum Oyj	465,991	0.0
19,236 (2)	Kesko Oyj - Class B	338,401	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland (continued)
24,115	Kone Oyj - Class B	$1,195,655	0.1
44,112 (2)	Metso Oyj	468,839	0.1
30,017	Neste Oyj	535,638	0.1
378,364	Nokia Oyj	1,440,078	0.1
8,254	Nordea Bank Abp - EUR	98,396	0.0
215,385	Nordea Bank Abp - SEK	2,567,519	0.2
7,591	Orion Oyj - Class B	323,753	0.0
32,030	Sampo Oyj - Class A	1,381,270	0.1
41,286 (2)	Stora Enso Oyj - Class R	563,781	0.1
37,869	UPM-Kymmene Oyj	1,330,057	0.1
35,685	Wartsila Oyj Abp	691,800	0.1
		11,863,219	1.0
	France: 11.0%
13,757	Accor SA	562,923	0.1
2,439	Aeroports de Paris	297,073	0.0
40,955	Air Liquide SA	7,068,320	0.6
42,159 (2)	Airbus SE	5,786,187	0.5
24,539	Alstom SA	413,846	0.0
4,324 (2)(3)	Amundi SA	279,663	0.0
4,259	Arkema SA	371,144	0.0
128,856	AXA SA	4,222,771	0.4
2,918	BioMerieux	277,469	0.0
73,272	BNP Paribas SA	4,685,901	0.4
50,174	Bollore SE	294,568	0.0
13,461	Bouygues SA	432,696	0.0
22,535	Bureau Veritas SA	626,227	0.1
11,022	Capgemini SE	2,189,384	0.2
40,231 (2)	Carrefour SA	570,084	0.1
32,340	Cie de Saint-Gobain	2,515,217	0.2
48,190	Cie Generale des Etablissements Michelin SCA	1,862,598	0.2
3,557	Covivio SA/France	170,090	0.0
75,249	Credit Agricole SA	1,027,497	0.1
45,684	Danone SA	2,798,136	0.2
1,423	Dassault Aviation SA	257,687	0.0
47,481	Dassault Systemes SE	1,785,333	0.2
17,708	Edenred	751,029	0.1
5,215	Eiffage SA	479,292	0.0
129,588	Engie SA	1,855,746	0.2
20,930	EssilorLuxottica SA	4,497,517	0.4
3,239	Eurazeo SE	258,273	0.0
3,240	Gecina SA	299,088	0.0
21,462	Getlink SE	355,355	0.0
2,247	Hermes International	5,189,729	0.4
2,656	Ipsen SA	326,313	0.0
5,282	Kering SA	1,921,302	0.2
15,265 (2)	Klepierre SA	407,544	0.0
7,398 (3)	La Francaise des Jeux SAEM	251,977	0.0
18,733	Legrand SA	1,859,348	0.2
17,072	L’Oreal SA	7,514,509	0.6
19,566	LVMH Moet Hennessy Louis Vuitton SE	15,022,607	1.3
132,112	Orange SA	1,325,151	0.1
14,510	Pernod Ricard SA	1,979,740	0.2
16,239	Publicis Groupe SA	1,724,891	0.1
1,623	Remy Cointreau SA	136,371	0.0
13,638	Renault SA	699,422	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
16,002	Rexel SA	$413,949	0.0
24,251	Safran SA	5,111,105	0.4
80,764	Sanofi	7,789,134	0.7
2,072	Sartorius Stedim Biotech	342,422	0.0
38,611 (1)	Schneider Electric SE	9,256,824	0.8
1,754	SEB SA	180,020	0.0
51,274	Societe Generale SA	1,205,507	0.1
6,277	Sodexo SA	565,439	0.1
48,135	STMicroelectronics NV	1,885,349	0.2
3,826	Teleperformance	404,212	0.0
6,711	Thales SA	1,073,547	0.1
152,412	TotalEnergies SE	10,204,562	0.9
8,385 (2)	Unibail-Rodamco-Westfield	662,642	0.1
48,895	Veolia Environnement SA	1,464,545	0.1
35,556	Vinci SA	3,747,760	0.3
51,151	Vivendi SE	534,611	0.0
		130,191,646	11.0
	Germany: 8.1%
11,494	adidas AG	2,744,384	0.2
27,793	Allianz SE	7,718,978	0.7
63,325	BASF SE	3,061,295	0.3
69,703	Bayer AG	1,964,790	0.2
22,625	Bayerische Motoren Werke AG	2,140,132	0.2
5,768	Bechtle AG	271,320	0.0
7,152	Beiersdorf AG	1,046,809	0.1
9,346	Brenntag SE	630,481	0.1
2,835	Carl Zeiss Meditec AG - Class BR	199,312	0.0
74,795	Commerzbank AG	1,134,509	0.1
7,805	Continental AG	442,053	0.0
13,410 (1)(3)	Covestro AG	786,053	0.1
4,427	CTS Eventim AG & Co. KGaA	368,545	0.0
37,953	Daimler Truck Holding AG	1,513,685	0.1
13,616 (1)(3)	Delivery Hero SE	323,443	0.0
134,448	Deutsche Bank AG	2,148,824	0.2
13,481	Deutsche Boerse AG	2,755,472	0.2
42,137	Deutsche Lufthansa AG	258,455	0.0
70,329	Deutsche Post AG, Reg	2,855,846	0.3
229,963	Deutsche Telekom AG, Reg	5,780,238	0.5
159,292	E.ON SE	2,093,526	0.2
18,185	Evonik Industries AG	371,061	0.0
14,572	Fresenius Medical Care AG & Co. KGaA	556,895	0.1
29,971 (1)	Fresenius SE & Co. KGaA	895,363	0.1
11,004	GEA Group AG	457,474	0.1
4,278	Hannover Rueck SE	1,082,926	0.1
9,688	Heidelberg Materials AG	1,001,489	0.1
7,373	Henkel AG & Co. KGaA	580,087	0.1
92,655	Infineon Technologies AG	3,400,468	0.3
5,147	Knorr-Bremse AG	393,411	0.0
5,258	LEG Immobilien SE	429,558	0.0
56,929	Mercedes-Benz Group AG	3,940,145	0.3
9,170	Merck KGaA	1,516,493	0.1
3,819	MTU Aero Engines AG	973,667	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
9,682	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	$4,840,569	0.4
4,076	Nemetschek SE	397,927	0.0
7,436	Puma SE	341,536	0.0
360	Rational AG	298,483	0.0
3,091	Rheinmetall AG	1,575,223	0.1
44,859	RWE AG	1,538,904	0.1
74,088	SAP SE	14,882,477	1.3
5,321 (3)	Scout24 SE	406,545	0.0
53,922	Siemens AG, Reg	10,036,260	0.9
42,533 (1)	Siemens Energy AG	1,109,031	0.1
20,008 (3)	Siemens Healthineers AG	1,152,242	0.1
9,421	Symrise AG	1,152,727	0.1
4,547	Talanx AG	362,349	0.0
2,078	Volkswagen AG	248,994	0.0
52,019	Vonovia SE	1,480,378	0.1
15,908 (1)(3)	Zalando SE	373,434	0.0
		96,034,266	8.1
	Hong Kong: 1.9%
797,299	AIA Group Ltd.	5,394,325	0.5
262,417	BOC Hong Kong Holdings Ltd.	809,739	0.1
137,699	CK Asset Holdings Ltd.	515,830	0.0
190,199	CK Hutchison Holdings Ltd.	907,264	0.1
44,402	CK Infrastructure Holdings Ltd.	250,751	0.0
116,365	CLP Holdings Ltd.	941,174	0.1
3,974 (1)	Futu Holdings Ltd., ADR	260,714	0.0
155,159	Galaxy Entertainment Group Ltd.	722,099	0.1
54,236	Hang Seng Bank Ltd.	697,277	0.1
103,059	Henderson Land Development Co. Ltd.	276,319	0.0
266,867	HKT Trust & HKT Ltd. - Stapled Security	299,330	0.0
794,181 (2)	Hong Kong & China Gas Co. Ltd.	603,531	0.1
85,488	Hong Kong Exchanges & Clearing Ltd.	2,735,886	0.2
77,733	Hongkong Land Holdings Ltd.	250,439	0.0
10,504	Jardine Matheson Holdings Ltd.	370,786	0.0
700	Jardine Matheson Holdings Ltd.	24,850	0.0
181,532 (2)	Link REIT	704,955	0.1
109,644 (2)	MTR Corp. Ltd.	346,083	0.0
98,345	Power Assets Holdings Ltd.	531,503	0.1
195,089	Prudential PLC	1,768,868	0.2
276,626	Sino Land Co. Ltd.	284,676	0.0
95,000	SITC International Holdings Co. Ltd.	257,601	0.0
102,971	Sun Hung Kai Properties Ltd.	892,197	0.1
30,120	Swire Pacific Ltd. - Class A	265,918	0.0
82,425	Swire Properties Ltd.	131,316	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
97,500	Techtronic Industries Co. Ltd.	$1,111,489	0.1
591,500 (3)	WH Group Ltd.	389,329	0.0
75,000 (2)	Wharf Holdings Ltd.	210,741	0.0
118,361 (2)	Wharf Real Estate Investment Co. Ltd.	313,708	0.0
		22,268,698	1.9
	Ireland: 0.8%
14,528	AerCap Holdings NV	1,354,010	0.1
120,771	AIB Group PLC	637,803	0.0
74,416	Bank of Ireland Group PLC	777,384	0.1
7,014	DCC PLC	489,518	0.0
65,169	Experian PLC	3,027,529	0.2
30,997 (1)	James Hardie Industries PLC	970,129	0.1
11,119	Kerry Group PLC - Class A	901,075	0.1
11,051	Kingspan Group PLC	939,199	0.1
18,525	Smurfit Kappa Group PLC	826,265	0.1
		9,922,912	0.8
	Israel: 0.7%
2,989	Azrieli Group Ltd.	174,633	0.0
90,141	Bank Hapoalim BM	796,089	0.1
108,053	Bank Leumi Le-Israel BM	880,804	0.1
6,409 (1)	Check Point Software Technologies Ltd.	1,057,485	0.1
3,002 (1)	CyberArk Software Ltd.	820,807	0.1
1,893	Elbit Systems Ltd.	329,404	0.0
7,080 (1)	Global-e Online Ltd.	256,792	0.0
54,489	ICL Group Ltd.	234,317	0.0
87,771	Israel Discount Bank Ltd. - Class A	438,020	0.0
10,991	Mizrahi Tefahot Bank Ltd.	372,721	0.0
2,603 (1)	Monday.com Ltd.	626,698	0.1
4,460 (1)	Nice Ltd.	767,284	0.1
79,491 (1)	Teva Pharmaceutical Industries Ltd., ADR	1,291,729	0.1
3,751 (1)	Wix.com Ltd.	596,671	0.0
		8,643,454	0.7
	Italy: 2.3%
8,769 (2)	Amplifon SpA	311,825	0.0
72,365	Assicurazioni Generali SpA	1,801,453	0.2
91,377	Banco BPM SpA	588,084	0.1
43,679 (2)	Davide Campari-Milano NV	413,543	0.0
1,576 (2)	DiaSorin SpA	156,780	0.0
577,062	Enel SpA	4,004,116	0.3
151,473	Eni SpA	2,325,816	0.2
8,943	Ferrari NV	3,649,564	0.3
43,350 (2)	FinecoBank Banca Fineco SpA	644,149	0.1
23,669 (2)(3)	Infrastrutture Wireless Italiane SpA	246,529	0.0
1,037,734	Intesa Sanpaolo SpA	3,856,651	0.3
28,714	Leonardo SpA	665,270	0.1
36,182 (2)	Mediobanca Banca di Credito Finanziario SpA	529,634	0.0
15,598	Moncler SpA	956,842	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
41,592 (1)(2)(3)	Nexi SpA	$253,545	0.0
32,434 (3)	Poste Italiane SpA	412,708	0.0
18,639	Prysmian SpA	1,150,716	0.1
7,364	Recordati Industria Chimica e Farmaceutica SpA	383,280	0.0
143,072 (2)	Snam SpA	631,808	0.1
701,751 (1)(2)	Telecom Italia SpA/Milano	167,844	0.0
99,826	Terna - Rete Elettrica Nazionale	769,522	0.1
107,394 (2)	UniCredit SpA	3,974,227	0.3
		27,893,906	2.3
	Japan: 22.5%
54,400	Advantest Corp.	2,204,612	0.2
46,380	Aeon Co. Ltd.	992,671	0.1
13,821 (2)	AGC, Inc.	449,717	0.0
10,411	Aisin Corp.	340,115	0.0
33,328	Ajinomoto Co., Inc.	1,172,987	0.1
11,289	ANA Holdings, Inc.	208,657	0.0
34,158 (2)	Asahi Group Holdings Ltd.	1,208,667	0.1
89,053	Asahi Kasei Corp.	571,819	0.1
46,000	Asics Corp.	709,236	0.1
128,420	Astellas Pharma, Inc.	1,266,959	0.1
42,479	Bandai Namco Holdings, Inc.	832,221	0.1
40,543 (2)	Bridgestone Corp.	1,599,803	0.1
16,386	Brother Industries Ltd.	289,446	0.0
70,993 (2)	Canon, Inc.	1,925,874	0.2
24,600	Capcom Co. Ltd.	465,355	0.0
54,840	Central Japan Railway Co.	1,188,774	0.1
37,366	Chiba Bank Ltd.	334,922	0.0
45,742	Chubu Electric Power Co., Inc.	540,365	0.1
47,618	Chugai Pharmaceutical Co. Ltd.	1,695,598	0.1
74,609	Concordia Financial Group Ltd.	441,944	0.0
14,774	Dai Nippon Printing Co. Ltd.	498,484	0.0
21,400	Daifuku Co. Ltd.	401,933	0.0
64,183	Dai-ichi Life Holdings, Inc.	1,718,811	0.1
131,279	Daiichi Sankyo Co. Ltd.	4,562,437	0.4
18,698	Daikin Industries Ltd.	2,603,055	0.2
4,181	Daito Trust Construction Co. Ltd.	432,781	0.0
39,754	Daiwa House Industry Co. Ltd.	1,012,132	0.1
94,621	Daiwa Securities Group, Inc.	726,434	0.1
134,168	Denso Corp.	2,094,234	0.2
14,303 (2)	Dentsu Group, Inc.	362,159	0.0
6,500	Disco Corp.	2,475,848	0.2
64,399	East Japan Railway Co.	1,072,221	0.1
17,879	Eisai Co. Ltd.	735,965	0.1
204,464	ENEOS Holdings, Inc.	1,053,695	0.1
67,565	FANUC Corp.	1,854,844	0.2
12,426	Fast Retailing Co. Ltd.	3,143,047	0.3
9,023	Fuji Electric Co. Ltd.	515,580	0.0
79,380	FUJIFILM Holdings Corp.	1,861,993	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
124,930	Fujitsu Ltd.	$1,959,338	0.2
9,942	Hamamatsu Photonics KK	267,078	0.0
16,157	Hankyu Hanshin Holdings, Inc.	430,993	0.0
1,300	Hikari Tsushin, Inc.	243,517	0.0
7,610	Hitachi Construction Machinery Co. Ltd.	204,063	0.0
328,955	Hitachi Ltd.	7,406,858	0.6
318,426	Honda Motor Co. Ltd.	3,423,077	0.3
7,700	Hoshizaki Corp.	244,919	0.0
24,937	Hoya Corp.	2,916,117	0.3
27,064 (2)	Hulic Co. Ltd.	240,553	0.0
8,000	Ibiden Co. Ltd.	327,459	0.0
64,275	Idemitsu Kosan Co. Ltd.	417,759	0.0
67,016 (2)	Inpex Corp.	984,162	0.1
41,368	Isuzu Motors Ltd.	549,965	0.1
84,316 (2)	ITOCHU Corp.	4,144,823	0.4
10,178	Japan Airlines Co. Ltd.	160,812	0.0
35,414	Japan Exchange Group, Inc.	830,577	0.1
102,700	Japan Post Bank Co. Ltd.	975,134	0.1
147,900	Japan Post Holdings Co. Ltd.	1,470,086	0.1
13,500	Japan Post Insurance Co. Ltd.	262,550	0.0
90 (2)	Japan Real Estate Investment Corp.	284,472	0.0
85,102 (2)	Japan Tobacco, Inc.	2,304,515	0.2
40,802	JFE Holdings, Inc.	588,880	0.1
30,054	Kajima Corp.	521,316	0.0
49,962	Kansai Electric Power Co., Inc.	838,952	0.1
33,075 (2)	Kao Corp.	1,339,107	0.1
27,900 (2)	Kawasaki Kisen Kaisha Ltd.	406,863	0.0
106,201	KDDI Corp.	2,813,425	0.2
9,198 (2)	Keisei Electric Railway Co. Ltd.	297,447	0.0
13,788	Keyence Corp.	6,034,707	0.5
48,170	Kikkoman Corp.	559,834	0.1
12,797 (2)	Kintetsu Group Holdings Co. Ltd.	279,122	0.0
55,156 (2)	Kirin Holdings Co. Ltd.	712,483	0.1
10,600	Kobe Bussan Co. Ltd.	236,125	0.0
14,100	Koito Manufacturing Co. Ltd.	194,387	0.0
65,683	Komatsu Ltd.	1,918,570	0.2
7,166	Konami Group Corp.	518,134	0.0
70,922	Kubota Corp.	996,666	0.1
91,076	Kyocera Corp.	1,050,455	0.1
19,014 (2)	Kyowa Kirin Co. Ltd.	325,912	0.0
5,700	Lasertec Corp.	1,279,538	0.1
31,100	M3, Inc.	297,565	0.0
15,808	Makita Corp.	432,791	0.0
101,056	Marubeni Corp.	1,873,838	0.2
24,200	MatsukiyoCocokara & Co.	347,521	0.0
40,066	Mazda Motor Corp.	386,277	0.0
6,100 (2)	McDonald’s Holdings Co. Japan Ltd.	240,738	0.0
16,576	MEIJI Holdings Co. Ltd.	358,508	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
25,800	MINEBEA MITSUMI, Inc.	$531,501	0.0
96,148	Mitsubishi Chemical Group Corp.	535,716	0.1
237,179	Mitsubishi Corp.	4,662,439	0.4
137,061	Mitsubishi Electric Corp.	2,196,419	0.2
79,827	Mitsubishi Estate Co. Ltd.	1,256,750	0.1
57,276	Mitsubishi HC Capital, Inc.	378,966	0.0
227,390	Mitsubishi Heavy Industries Ltd.	2,447,871	0.2
787,806	Mitsubishi UFJ Financial Group, Inc.	8,502,024	0.7
182,602	Mitsui & Co. Ltd.	4,164,535	0.4
12,114	Mitsui Chemicals, Inc.	335,454	0.0
189,457	Mitsui Fudosan Co. Ltd.	1,743,747	0.2
24,400 (2)	Mitsui OSK Lines Ltd.	733,626	0.1
171,106	Mizuho Financial Group, Inc.	3,601,335	0.3
17,700	MonotaRO Co. Ltd.	207,295	0.0
91,262	MS&AD Insurance Group Holdings, Inc.	2,037,517	0.2
122,232	Murata Manufacturing Co. Ltd.	2,531,226	0.2
17,420	NEC Corp.	1,436,394	0.1
24,100 (2)	Nexon Co. Ltd.	448,362	0.0
29,584	NIDEC Corp.	1,331,266	0.1
73,740	Nintendo Co. Ltd.	3,937,833	0.3
108 (2)	Nippon Building Fund, Inc.	378,845	0.0
5,122 (2)	Nippon Express Holdings, Inc.	237,049	0.0
67,285	Nippon Paint Holdings Co. Ltd.	439,841	0.0
160	Nippon Prologis REIT, Inc.	249,735	0.0
12,225	Nippon Sanso Holdings Corp.	363,047	0.0
60,680	Nippon Steel Corp.	1,286,321	0.1
2,120,100	Nippon Telegraph & Telephone Corp.	2,004,774	0.2
32,609 (2)	Nippon Yusen KK	951,430	0.1
8,900 (2)	Nissan Chemical Corp.	282,884	0.0
169,392 (2)	Nissan Motor Co. Ltd.	575,080	0.1
14,151	Nissin Foods Holdings Co. Ltd.	359,800	0.0
5,706	Nitori Holdings Co. Ltd.	604,077	0.1
10,242	Nitto Denko Corp.	812,363	0.1
213,226	Nomura Holdings, Inc.	1,231,664	0.1
7,745	Nomura Real Estate Holdings, Inc.	194,968	0.0
282	Nomura Real Estate Master Fund, Inc.	250,503	0.0
27,168	Nomura Research Institute Ltd.	767,869	0.1
44,820	NTT Data Group Corp.	662,127	0.1
46,115	Obayashi Corp.	551,092	0.1
4,600	Obic Co. Ltd.	593,548	0.1
81,928	Olympus Corp.	1,322,509	0.1
12,423	Omron Corp.	430,185	0.0
26,490	Ono Pharmaceutical Co. Ltd.	361,941	0.0
2,700	Oracle Corp. Japan	186,312	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
77,400	Oriental Land Co. Ltd./ Japan	$2,162,875	0.2
81,863	ORIX Corp.	1,814,402	0.2
26,365	Osaka Gas Co. Ltd.	582,675	0.1
16,044	Otsuka Corp.	309,459	0.0
29,646	Otsuka Holdings Co. Ltd.	1,252,447	0.1
27,068	Pan Pacific International Holdings Corp.	633,170	0.1
165,431	Panasonic Holdings Corp.	1,359,925	0.1
106,470 (1)	Rakuten Group, Inc.	551,561	0.1
105,400	Recruit Holdings Co. Ltd.	5,671,276	0.5
106,200	Renesas Electronics Corp.	2,014,046	0.2
149,713	Resona Holdings, Inc.	995,912	0.1
38,632 (2)	Ricoh Co. Ltd.	331,119	0.0
23,200 (2)	Rohm Co. Ltd.	310,130	0.0
19,270	SBI Holdings, Inc.	489,083	0.0
5,800 (2)	SCREEN Holdings Co. Ltd.	525,821	0.0
11,000	SCSK Corp.	220,072	0.0
14,906	Secom Co. Ltd.	882,793	0.1
20,316	Seiko Epson Corp.	317,602	0.0
27,019	Sekisui Chemical Co. Ltd.	375,094	0.0
42,285	Sekisui House Ltd.	939,792	0.1
159,213	Seven & i Holdings Co. Ltd.	1,945,610	0.2
22,600	SG Holdings Co. Ltd.	208,990	0.0
16,772	Shimadzu Corp.	420,373	0.0
5,455	Shimano, Inc.	843,037	0.1
127,845	Shin-Etsu Chemical Co. Ltd.	4,970,823	0.4
17,932	Shionogi & Co. Ltd.	698,425	0.1
28,362	Shiseido Co. Ltd.	808,294	0.1
31,181	Shizuoka Financial Group, Inc.	301,421	0.0
4,036	SMC Corp.	1,922,981	0.2
202,600	SoftBank Corp.	2,477,802	0.2
72,992	SoftBank Group Corp.	4,694,936	0.4
63,239	Sompo Holdings, Inc.	1,354,813	0.1
88,570	Sony Group Corp.	7,548,039	0.6
42,835	Subaru Corp.	910,902	0.1
24,700	SUMCO Corp.	357,306	0.0
73,755	Sumitomo Corp.	1,852,869	0.2
50,733	Sumitomo Electric Industries Ltd.	793,186	0.1
17,580	Sumitomo Metal Mining Co. Ltd.	534,141	0.1
88,751	Sumitomo Mitsui Financial Group, Inc.	5,957,405	0.5
46,470	Sumitomo Mitsui Trust Holdings, Inc.	1,067,936	0.1
20,296	Sumitomo Realty & Development Co. Ltd.	598,892	0.1
9,834 (2)	Suntory Beverage & Food Ltd.	349,267	0.0
111,476	Suzuki Motor Corp.	1,286,948	0.1
35,714	Sysmex Corp.	576,494	0.1
34,711	T&D Holdings, Inc.	606,299	0.1
11,961	Taisei Corp.	444,982	0.0
112,322	Takeda Pharmaceutical Co. Ltd.	2,913,436	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
27,536	TDK Corp.	$1,693,239	0.1
95,156	Terumo Corp.	1,578,182	0.1
15,500	TIS, Inc.	301,135	0.0
7,900	Toho Co. Ltd./Tokyo	231,107	0.0
133,364	Tokio Marine Holdings, Inc.	5,011,693	0.4
108,366 (1)	Tokyo Electric Power Co. Holdings, Inc.	583,549	0.1
33,495	Tokyo Electron Ltd.	7,332,069	0.6
26,072	Tokyo Gas Co. Ltd.	561,278	0.1
35,494 (2)	Tokyu Corp.	391,934	0.0
16,216	TOPPAN Holdings, Inc.	449,840	0.0
98,403	Toray Industries, Inc.	466,700	0.0
9,934	TOTO Ltd.	234,038	0.0
10,405	Toyota Industries Corp.	885,106	0.1
752,390	Toyota Motor Corp.	15,437,144	1.3
45,162	Toyota Tsusho Corp.	882,607	0.1
9,453 (2)	Trend Micro, Inc./Japan	385,312	0.0
28,678	Unicharm Corp.	921,574	0.1
31,142	West Japan Railway Co.	581,094	0.1
18,070 (2)	Yakult Honsha Co. Ltd.	323,750	0.0
63,412 (2)	Yamaha Motor Co. Ltd.	589,529	0.1
18,701	Yamato Holdings Co. Ltd.	206,083	0.0
17,042	Yaskawa Electric Corp.	614,517	0.1
16,173	Yokogawa Electric Corp.	392,779	0.0
189,644	Z Holdings Corp.	457,928	0.0
6,800	Zensho Holdings Co. Ltd.	259,248	0.0
9,500	ZOZO, Inc.	237,515	0.0
		267,775,434	22.5
	Jordan: 0.0%
11,807	Hikma Pharmaceuticals PLC	281,313	0.0

	Luxembourg: 0.1%
33,279	ArcelorMittal SA	762,398	0.1
9,584	Eurofins Scientific SE	479,861	0.0
33,504	Tenaris SA	515,370	0.0
		1,757,629	0.1
	Macao: 0.0%
172,402 (1)	Sands China Ltd.	358,476	0.0

	Netherlands: 5.4%
30,706 (3)	ABN AMRO Bank NV	504,306	0.0
1,542 (1)(3)	Adyen NV	1,831,397	0.2
96,566 (2)	Aegon Ltd.	597,060	0.1
12,104	Akzo Nobel NV	737,731	0.1
4,217 (1)(2)	Argenx SE	1,829,709	0.2
3,332	ASM International, N.V.	2,546,901	0.2
28,351 (2)	ASML Holding NV	28,894,398	2.4
11,245 (2)	ASR Nederland NV	535,359	0.0
5,470 (2)	BE Semiconductor Industries NV	913,771	0.1
5,699 (3)	Euronext NV	528,129	0.0
7,055	EXOR NV	736,944	0.1
9,196	Heineken Holding NV	724,826	0.1
20,434	Heineken NV	1,976,909	0.2
4,043 (2)	IMCD NV	557,317	0.0
234,375	ING Groep NV	4,027,188	0.3
8,646 (2)	JDE Peet’s NV	172,447	0.0
67,073	Koninklijke Ahold Delhaize NV	1,973,764	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
280,070	Koninklijke KPN NV	$1,073,435	0.1
57,043 (1)	Koninklijke Philips, N.V.	1,434,549	0.1
19,210	NN Group NV	892,852	0.1
7,430 (2)	OCI NV	181,465	0.0
100,577	Prosus NV	3,576,368	0.3
7,700 (2)	Randstad NV	349,600	0.0
8,491	Stellantis NV (STLAM)	167,856	0.0
148,708	Stellantis NV (STLAP)	2,951,854	0.3
58,383 (2)	Universal Music Group NV	1,736,793	0.1
17,632	Wolters Kluwer NV	2,911,719	0.2
		64,364,647	5.4
	New Zealand: 0.3%
94,521	Auckland International Airport Ltd.	439,279	0.1
41,433	Fisher & Paykel Healthcare Corp. Ltd.	758,357	0.1
48,990	Mercury NZ Ltd.	195,898	0.0
91,088	Meridian Energy Ltd.	348,979	0.0
127,767	Spark New Zealand Ltd.	323,742	0.0
10,267 (1)	Xero Ltd.	928,509	0.1
		2,994,764	0.3
	Norway: 0.6%
22,421	Aker BP ASA	572,917	0.1
60,197	DNB Bank ASA	1,181,118	0.1
63,921	Equinor ASA	1,830,942	0.2
14,086	Gjensidige Forsikring ASA	251,393	0.0
6,241	Kongsberg Gruppen ASA	508,225	0.0
33,020	Mowi ASA	548,805	0.1
94,136	Norsk Hydro ASA	586,889	0.1
49,736	Orkla ASA	403,317	0.0
4,650	Salmar ASA	243,868	0.0
44,681	Telenor ASA	509,289	0.0
11,661	Yara International ASA	336,046	0.0
		6,972,809	0.6
	Poland: 0.0%
14,190 (1)	InPost SA	249,681	0.0

	Portugal: 0.2%
222,643	EDP - Energias de Portugal SA	834,756	0.1
32,974	Galp Energia SGPS SA	696,440	0.1
20,092	Jeronimo Martins SGPS SA	392,678	0.0
		1,923,874	0.2
	Singapore: 1.3%
264,937	CapitaLand Ascendas REIT	499,174	0.0
382,040	CapitaLand Integrated Commercial Trust	556,231	0.1
183,196	CapitaLand Investment Ltd./Singapore	358,280	0.0
141,402	DBS Group Holdings Ltd.	3,724,359	0.3
425,912	Genting Singapore Ltd.	270,728	0.0
149,163 (1)	Grab Holdings Ltd. - Class A	529,529	0.1
103,304	Keppel Corp. Ltd.	491,056	0.0
240,222	Oversea-Chinese Banking Corp. Ltd.	2,551,011	0.2
25,971 (1)	Sea Ltd., ADR	1,854,849	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore (continued)
62,900	Sembcorp Industries Ltd.	$222,326	0.0
105,600 (2)	Singapore Airlines Ltd.	536,550	0.1
60,851	Singapore Exchange Ltd.	424,339	0.0
109,906	Singapore Technologies Engineering Ltd.	349,979	0.0
585,850	Singapore Telecommunications Ltd.	1,185,510	0.1
89,756	United Overseas Bank Ltd.	2,070,341	0.2
135,276	Wilmar International Ltd.	308,465	0.0
		15,932,727	1.3
	South Korea: 0.0%
52,460 (1)(2)	DoubleUGames Co. Ltd. - Class B	162,206	0.0

	Spain: 2.6%
1,739 (2)	Acciona SA	205,803	0.0
14,456 (2)	ACS Actividades de Construccion y Servicios SA	624,383	0.1
5,321 (3)	Aena SME SA	1,077,488	0.1
31,963	Amadeus IT Group SA	2,126,960	0.2
414,203	Banco Bilbao Vizcaya Argentaria SA	4,157,975	0.4
385,984	Banco de Sabadell SA	745,199	0.1
1,122,827	Banco Santander SA	5,224,263	0.4
266,139	CaixaBank SA	1,413,343	0.1
35,087 (3)	Cellnex Telecom SA	1,141,187	0.1
21,978 (2)	EDP Renovaveis SA	307,110	0.0
22,536 (2)	Endesa SA	423,428	0.0
37,089 (2)	Ferrovial SE	1,440,829	0.1
21,008 (1)(2)	Grifols SA	177,665	0.0
410,156	Iberdrola SA	5,321,745	0.5
77,394	Industria de Diseno Textil SA	3,840,554	0.3
28,792 (2)	Red Electrica Corp. SA	503,469	0.0
86,374 (2)	Repsol SA	1,369,778	0.1
326,397 (2)	Telefonica SA	1,382,697	0.1
		31,483,876	2.6
	Sweden: 3.2%
20,528	Alfa Laval AB	898,955	0.1
71,113	Assa Abloy AB - Class B	2,013,959	0.2
190,576	Atlas Copco AB - Class A	3,578,304	0.3
110,744	Atlas Copco AB - Class B	1,788,216	0.2
25,602 (1)(2)	Beijer Ref AB	395,160	0.0
19,406	Boliden AB	624,113	0.1
46,757	Epiroc AB - Class A	936,887	0.1
27,669	Epiroc AB - Class B	507,887	0.1
26,501 (2)	EQT AB	776,940	0.1
43,230	Essity AB - Class B	1,105,168	0.1
13,050 (3)	Evolution AB	1,358,366	0.1
47,024 (1)(2)	Fastighets AB Balder	322,804	0.0
16,109	Getinge AB - Class B	273,627	0.0
40,734 (2)	H & M Hennes & Mauritz AB - Class B	645,231	0.1
147,305	Hexagon AB - Class B	1,669,146	0.1
5,368 (2)	Holmen AB - Class B	211,217	0.0
24,659 (2)	Husqvarna AB - Class B	197,192	0.0
8,975	Industrivarden AB - Class A	305,725	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
11,168 (2)	Industrivarden AB - Class C	$377,109	0.0
19,387	Indutrade AB	497,949	0.1
10,428 (2)	Investment AB Latour - Class B	281,676	0.0
122,803	Investor AB - Class B	3,365,179	0.3
5,352 (2)	L E Lundbergforetagen AB - Class B	264,692	0.0
16,539	Lifco AB - Class B	453,951	0.0
107,525 (2)	Nibe Industrier AB - Class B	453,492	0.0
22,726	Saab AB - Class B	545,989	0.1
15,586	Sagax AB - Class B	399,408	0.0
75,649 (2)	Sandvik AB	1,520,115	0.1
34,637 (2)	Securitas AB - Class B	343,333	0.0
112,589	Skandinaviska Enskilda Banken AB - Class A	1,664,592	0.1
24,141 (2)	Skanska AB - Class B	435,512	0.0
24,183	SKF AB - Class B	486,012	0.1
42,997 (2)	Svenska Cellulosa AB SCA - Class B	632,778	0.1
103,487	Svenska Handelsbanken AB - Class A	988,936	0.1
60,237	Swedbank AB - Class A	1,240,777	0.1
13,726 (1)(2)	Swedish Orphan Biovitrum AB	367,270	0.0
37,770	Tele2 AB - Class B	381,265	0.0
196,827 (2)	Telefonaktiebolaget LM Ericsson - Class B	1,221,748	0.1
167,390	Telia Co. AB	448,787	0.0
15,275	Trelleborg AB - Class B	594,445	0.1
14,103	Volvo AB - Class A	368,698	0.0
112,702	Volvo AB - Class B	2,895,814	0.3
		37,838,424	3.2
	Switzerland: 10.1%
113,499	ABB Ltd., Reg	6,293,624	0.5
11,950	Adecco Group AG	396,440	0.0
35,454	Alcon, Inc.	3,151,574	0.3
2,377 (2)	Bachem Holding AG	217,204	0.0
3,250 (2)	Baloise Holding AG, Reg	572,985	0.1
2,121 (2)	Banque Cantonale Vaudoise	225,044	0.0
253 (2)	Barry Callebaut AG	412,444	0.0
1,487	BKW AG	237,350	0.0
8	Chocoladefabriken Lindt & Spruengli AG	922,180	0.1
69 (2)	Chocoladefabriken Lindt & Spruengli AG - Class PC	805,976	0.1
38,142	Cie Financiere Richemont SA	5,960,945	0.5
15,195 (2)	Clariant AG	239,375	0.0
15,504	Coca-Cola HBC AG - Class DI	527,664	0.0
13,195	DSM-Firmenich AG	1,485,826	0.1
6,497	Dufry AG, Reg	252,584	0.0
498 (2)	EMS-Chemie Holding AG	407,521	0.0
2,372	Geberit AG, Reg	1,397,232	0.1
655	Givaudan SA, Reg	3,102,485	0.3
735,796	Glencore PLC	4,186,864	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
2,614 (2)	Helvetia Holding AG	$353,307	0.0
36,980	Holcim AG	3,268,739	0.3
14,616	Julius Baer Group Ltd.	817,505	0.1
3,427 (2)	Kuehne + Nagel International AG	986,229	0.1
11,054	Logitech International SA	1,063,846	0.1
5,284	Lonza Group AG	2,876,636	0.2
189,437	Nestle SA	19,336,647	1.6
139,838	Novartis AG, Reg	14,888,785	1.3
1,610	Partners Group Holding AG	2,061,696	0.2
49,847	Roche Holding AG	13,810,551	1.2
2,271	Roche Holding AG - Class BR	692,390	0.1
29,051	Sandoz Group AG	1,053,042	0.1
2,889	Schindler Holding AG	724,861	0.1
1,666	Schindler Holding AG (SCHN)	415,314	0.0
10,635	SGS SA	948,130	0.1
21,698 (2)	SIG Group AG	398,719	0.0
10,817	Sika AG, Reg	3,087,818	0.3
3,596	Sonova Holding AG, Reg	1,107,808	0.1
7,919	Straumann Holding AG	977,510	0.1
3,733	Swatch Group AG	152,840	0.0
2,053	Swatch Group AG - Class BR	420,613	0.0
2,094	Swiss Life Holding AG	1,536,855	0.1
5,485 (2)	Swiss Prime Site AG	519,402	0.0
21,400	Swiss Re AG	2,653,108	0.2
1,838 (2)	Swisscom AG, Reg	1,033,536	0.1
4,500	Temenos AG	310,100	0.0
233,354	UBS Group AG	6,853,646	0.6
1,916 (3)	VAT Group AG	1,081,883	0.1
10,384	Zurich Insurance Group AG	5,531,515	0.5
		119,758,348	10.1
	United Arab Emirates: —%
19,351 (1)(4)	NMC Health PLC	—	—

	United Kingdom: 14.5%
69,060	3i Group PLC	2,661,624	0.2
18,473	Admiral Group PLC	610,438	0.1
90,156	Anglo American PLC	2,848,963	0.2
31,028	Ashtead Group PLC	2,068,743	0.2
24,017	Associated British Foods PLC	749,900	0.1
109,989	AstraZeneca PLC	17,117,852	1.4
63,905 (3)	Auto Trader Group PLC	643,212	0.1
192,935	Aviva PLC	1,162,102	0.1
214,686	BAE Systems PLC	3,575,932	0.3
1,067,299	Barclays PLC	2,820,238	0.2
69,147	Barratt Developments PLC	410,671	0.0
7,519	Berkeley Group Holdings PLC	434,443	0.0
284,702	BHP Group Ltd. - Class DI	8,113,877	0.7
1,193,649	BP PLC	7,186,664	0.6
142,467	British American Tobacco PLC	4,376,522	0.4
458,954 (2)	BT Group PLC	813,655	0.1
23,983	Bunzl PLC	911,209	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
25,251	Burberry Group PLC	$280,413	0.0
380,145	Centrica PLC	647,953	0.1
10,955	Coca-Cola Europacific Partners PLC	801,449	0.1
3,695	Coca-Cola European Partners PLC - USD	269,255	0.0
120,829	Compass Group PLC	3,291,771	0.3
9,412	Croda International PLC	468,236	0.0
157,860	Diageo PLC	4,955,837	0.4
12,933	Endeavour Mining PLC	275,226	0.0
44,989	Entain PLC	356,747	0.0
12,590 (1)	Flutter Entertainment PLC - Class DI	2,290,090	0.2
294,080	GSK PLC	5,656,375	0.5
485,953	Haleon PLC	1,977,197	0.2
26,936	Halma PLC	918,125	0.1
25,054	Hargreaves Lansdown PLC	357,129	0.0
1,339,619	HSBC Holdings PLC	11,563,556	1.0
58,235	Imperial Brands PLC	1,490,159	0.1
96,769	Informa PLC	1,044,321	0.1
11,638	InterContinental Hotels Group PLC	1,222,874	0.1
11,451	Intertek Group PLC	692,212	0.1
118,029	J Sainsbury PLC	380,271	0.0
182,518	JD Sports Fashion PLC	274,075	0.0
132,193	Kingfisher PLC	414,513	0.0
50,207	Land Securities Group PLC	392,295	0.0
424,262	Legal & General Group PLC	1,214,897	0.1
4,493,434	Lloyds Banking Group PLC	3,099,179	0.3
32,301	London Stock Exchange Group PLC	3,830,184	0.3
160,403	M&G PLC	412,366	0.0
93,739	Melrose Industries PLC	652,837	0.1
338,377	National Grid PLC	3,778,349	0.3
464,247	NatWest Group PLC	1,826,385	0.2
8,569	Next PLC	977,874	0.1
44,070	Pearson PLC	550,308	0.0
22,682	Persimmon PLC	384,896	0.0
49,742	Phoenix Group Holdings PLC	327,447	0.0
50,272	Reckitt Benckiser Group PLC	2,719,666	0.2
133,190	RELX PLC	6,102,592	0.5
179,116	Rentokil Initial PLC	1,040,230	0.1
79,979	Rio Tinto PLC	5,248,063	0.4
597,166 (1)	Rolls-Royce Holdings PLC	3,429,653	0.3
71,831	Sage Group PLC	984,103	0.1
56,767	Schroders PLC	259,795	0.0
90,198	Segro PLC	1,020,509	0.1
19,099	Severn Trent PLC	574,864	0.1
454,318	Shell PLC	16,295,411	1.4
62,034	Smith & Nephew PLC	768,742	0.1
24,619	Smiths Group PLC	529,715	0.0
5,223	Spirax-Sarco Engineering PLC	559,796	0.1
77,580	SSE PLC	1,752,028	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
156,623	Standard Chartered PLC	$1,414,216	0.1
251,104	Taylor Wimpey PLC	449,656	0.0
499,413	Tesco PLC	1,929,111	0.2
134,424	Unilever PLC	7,378,147	0.6
43,328	Unilever PLC - NL	2,376,813	0.2
48,380	United Utilities Group PLC	601,004	0.1
1,633,138	Vodafone Group PLC	1,445,059	0.1
13,132	Whitbread PLC	492,836	0.0
43,625 (1)	Wise PLC - Class A	374,155	0.0
76,524	WPP PLC	700,703	0.1
		172,027,713	14.5
	United States: 0.1%
15,560 (2)	QIAGEN NV	642,909	0.1

	Total Common Stock (Cost $631,061,786)	1,168,246,239	98.2

PREFERRED STOCK: 0.4%
	Germany: 0.4%
4,180	Bayerische Motoren Werke AG	369,095	0.0
8,079 (3)	Dr Ing hc F Porsche AG	601,025	0.1
12,009	Henkel AG & Co. KGaA	1,069,244	0.1
10,864	Porsche Automobil Holding SE	490,313	0.1
1,859	Sartorius AG	435,166	0.0
14,630	Volkswagen AG	1,651,930	0.1
		4,616,773	0.4
	Total Preferred Stock (Cost $4,096,549)	4,616,773	0.4

RIGHTS: —%
	: —%
8,769	Amplifon SpA	—	—
	Total Rights (Cost $–)	—	—
	Total Long-Term Investments (Cost $635,158,335)	1,172,863,012	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Repurchase Agreements: 4.3%
863,848 (5)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $864,235, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 2.500%- 6.070%, Market Value plus accrued interest $881,125, due 10/01/27-01/01/57)	863,848	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
15,872,314 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $15,879,398, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $16,189,760, due 08/08/24-04/20/74)	$15,872,314	1.3
7,432,217 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $7,435,534, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $7,580,862, due 04/30/27-04/20/72)	7,432,217	0.6
15,872,314 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $15,879,411, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 7.000%, Market Value plus accrued interest $16,189,764, due 01/15/25-11/01/53)	15,872,314	1.4
10,783,171 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $10,788,001, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $10,977,805, due 10/15/25-02/15/53)	10,783,171	0.9

	Total Repurchase Agreements (Cost $50,823,864)	50,823,864	4.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits: 1.3%
1,630,000 (5)	BNP Paribas SA, 5.290%, 07/01/2024	$1,630,000	0.2
1,630,000 (5)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024	1,630,000	0.2
1,620,000 (5)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024	1,620,000	0.2
1,520,000 (5)	DZ Bank AG, 5.300%, 07/01/2024	1,520,000	0.1
1,570,000 (5)	HSBC Bank PLC, 5.380%, 07/01/2024	1,570,000	0.1
1,380,000 (5)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024	1,380,000	0.1
1,570,000 (5)	Mizuho Bank Ltd., 5.320%, 07/01/2024	1,570,000	0.1
1,620,000 (5)	Royal Bank of Canada, 5.320%, 07/01/2024	1,620,000	0.1
1,580,000 (5)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024	1,580,000	0.1
1,470,000 (5)	Svenska Handelsbanken AB, 5.310%, 07/01/2024	1,470,000	0.1

	Total Time Deposits (Cost $15,590,000)	15,590,000	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
7,075,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $7,075,000)	$7,075,000	0.6

	Total Short-Term Investments (Cost $73,488,864)	73,488,864	6.2
	Total Investments in Securities (Cost $708,647,199)	$1,246,351,876	104.8
	Liabilities in Excess of Other Assets	(57,203,746)	(4.8)
	Net Assets	$1,189,148,130	100.0
ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$77,639,896	$—	$77,639,896
Austria	601,158	2,170,037	—	2,771,195
Belgium	299,084	9,032,874	—	9,331,958
Chile	—	743,568	—	743,568
Denmark	—	46,416,691	—	46,416,691
Finland	—	11,863,219	—	11,863,219
France	—	130,191,646	—	130,191,646
Germany	—	96,034,266	—	96,034,266
Hong Kong	285,564	21,983,134	—	22,268,698
Ireland	1,354,010	8,568,902	—	9,922,912
Israel	4,650,182	3,993,272	—	8,643,454
Italy	—	27,893,906	—	27,893,906
Japan	—	267,775,434	—	267,775,434
Jordan	—	281,313	—	281,313
Luxembourg	—	1,757,629	—	1,757,629
Macao	—	358,476	—	358,476
Netherlands	2,951,854	61,412,793	—	64,364,647
New Zealand	1,307,898	1,686,866	—	2,994,764
Norway	509,289	6,463,520	—	6,972,809
Poland	—	249,681	—	249,681
Portugal	—	1,923,874	—	1,923,874
Singapore	2,384,378	13,548,349	—	15,932,727
South Korea	—	162,206	—	162,206
Spain	—	31,483,876	—	31,483,876
Sweden	367,270	37,471,154	—	37,838,424
Switzerland	—	119,758,348	—	119,758,348
United Arab Emirates	—	—	—	—
United Kingdom	269,255	171,758,458	—	172,027,713
United States	—	642,909	—	642,909
Total Common Stock	14,979,942	1,153,266,297	—	1,168,246,239
Preferred Stock	—	4,616,773	—	4,616,773
Short-Term Investments	7,075,000	66,413,864	—	73,488,864
Total Investments, at fair value	$22,054,942	$1,224,296,934	$—	$1,246,351,876
Other Financial Instruments+
Futures	73,136	—	—	73,136
Total Assets	$22,128,078	$1,224,296,934	$—	$1,246,425,012

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2024 (unaudited) (continued)

At June 30, 2024, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI EAFE Index	189	09/20/24	$22,143,240	$73,136
			$22,143,240	$73,136

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$73,136
Total Asset Derivatives		$73,136

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$2,110,817	$2,110,817
Foreign exchange contracts	39,765	—	39,765
Total	$39,765	$2,110,817	$2,150,582

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(574,376)
Total	$(574,376)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $765,045,030.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$529,911,072
Gross Unrealized Depreciation	(48,593,414)
Net Unrealized Appreciation	$481,317,658

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 13.9%
464,970	Alphabet, Inc. - Class A	$84,694,286	4.3
389,624	Alphabet, Inc. - Class C	71,464,834	3.7
173,326	Meta Platforms, Inc. - Class A	87,394,436	4.5
33,846 (1)	Netflix, Inc.	22,841,988	1.2
11,479 (1)	Spotify Technology SA	3,601,995	0.2
		269,997,539	13.9

	Consumer Discretionary: 13.4%
34,568 (1)	Airbnb, Inc. - Class A	5,241,546	0.3
734,863 (1)	Amazon.com, Inc.	142,012,275	7.3
1,247 (1)	AutoZone, Inc.	3,696,233	0.2
2,531	Booking Holdings, Inc.	10,026,556	0.5
108,038 (1)	Chipotle Mexican Grill, Inc.	6,768,581	0.4
23,944 (1)	DoorDash, Inc. - Class A	2,604,628	0.1
62,613	Home Depot, Inc.	21,553,899	1.1
9,543 (1)	Lululemon Athletica, Inc.	2,850,494	0.2
3,648	McDonald’s Corp.	929,656	0.1
58,798	NIKE, Inc. - Class B	4,431,605	0.2
4,270 (1)	O’Reilly Automotive, Inc.	4,509,376	0.2
69,548	Starbucks Corp.	5,414,312	0.3
219,853 (1)	Tesla, Inc.	43,504,512	2.2
52,972	TJX Cos., Inc.	5,832,217	0.3
		259,375,890	13.4

	Consumer Staples: 3.6%
175,958	Coca-Cola Co.	11,199,727	0.6
35,351	Colgate-Palmolive Co.	3,430,461	0.2
35,069	Costco Wholesale Corp.	29,808,299	1.5
6,580	Estee Lauder Cos., Inc. - Class A	700,112	0.0
10,930	Kimberly-Clark Corp.	1,510,526	0.1
47,881 (1)	Monster Beverage Corp.	2,391,656	0.1
85,914	PepsiCo, Inc.	14,169,796	0.7
41,623	Procter & Gamble Co.	6,864,465	0.4
		70,075,042	3.6

	Financials: 1.9%
16,841	American Express Co.	3,899,534	0.2
30,863	Apollo Global Management, Inc.	3,643,994	0.2
56,412	Blackstone, Inc.	6,983,806	0.4
11,795	Charles Schwab Corp.	869,173	0.0
14,649 (1)	Fiserv, Inc.	2,183,287	0.1
6,710	Goldman Sachs Group, Inc.	3,035,067	0.1
15,340	KKR & Co., Inc.	1,614,382	0.1
5,343	Marsh & McLennan Cos., Inc.	1,125,877	0.1
12,498	Moody’s Corp.	5,260,783	0.3
5,418	Morgan Stanley	526,575	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
38,979	Progressive Corp.	$8,096,328	0.4
		37,238,806	1.9

	Health Care: 7.3%
60,543	AbbVie, Inc.	10,384,335	0.5
33,046	Amgen, Inc.	10,325,223	0.5
2,006	Cigna Group	663,123	0.0
9,029 (1)	Edwards Lifesciences Corp.	834,009	0.0
2,943	Elevance Health, Inc.	1,594,694	0.1
67,289	Eli Lilly & Co.	60,922,115	3.2
3,745	HCA Healthcare, Inc.	1,203,194	0.1
27,945 (1)	Intuitive Surgical, Inc.	12,431,333	0.6
4,480	McKesson Corp.	2,616,499	0.1
200,582	Merck & Co., Inc.	24,832,052	1.3
694 (1)	Regeneron Pharmaceuticals, Inc.	729,415	0.0
8,501	Stryker Corp.	2,892,465	0.2
4,947	UnitedHealth Group, Inc.	2,519,309	0.1
10,226 (1)	Vertex Pharmaceuticals, Inc.	4,793,131	0.3
29,844	Zoetis, Inc.	5,173,756	0.3
		141,914,653	7.3

	Industrials: 2.9%
8,129	3M Co.	830,702	0.0
30,173	Automatic Data Processing, Inc.	7,201,993	0.4
7,540 (1)	Boeing Co.	1,372,355	0.1
5,492	Caterpillar, Inc.	1,829,385	0.1
6,487	Cintas Corp.	4,542,587	0.2
64,282 (1)	Copart, Inc.	3,481,513	0.2
18,513	General Electric Co.	2,943,012	0.2
7,990	Honeywell International, Inc.	1,706,185	0.1
8,782	Illinois Tool Works, Inc.	2,080,983	0.1
5,404	Lockheed Martin Corp.	2,524,208	0.1
6,106	Trane Technologies PLC	2,008,447	0.1
870	TransDigm Group, Inc.	1,111,521	0.1
158,930 (1)	Uber Technologies, Inc.	11,551,032	0.6
23,114	Union Pacific Corp.	5,229,774	0.3
31,714	Waste Management, Inc.	6,765,865	0.3
		55,179,562	2.9

	Information Technology: 54.8%
35,435 (1)	Adobe, Inc.	19,685,560	1.0
84,043 (1)	Advanced Micro Devices, Inc.	13,632,615	0.7
54,463	Amphenol Corp. - Class A	3,669,172	0.2
1,149,945	Apple, Inc.	242,201,416	12.5
60,479	Applied Materials, Inc.	14,272,439	0.7
20,372 (1)	Arista Networks, Inc.	7,139,979	0.4
12,410 (1)	Atlassian Corp. - Class A	2,195,081	0.1
17,037 (1)	Autodesk, Inc.	4,215,806	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
35,970	Broadcom, Inc.	$57,750,914	3.0
21,556 (1)	Cadence Design Systems, Inc.	6,633,859	0.3
17,253 (1)	Crowdstrike Holdings, Inc. - Class A	6,611,177	0.3
3,095	Dell Technologies, Inc. - Class C	426,825	0.0
40,724 (1)	Fortinet, Inc.	2,454,436	0.1
21,599	Intuit, Inc.	14,195,079	0.7
10,654	KLA Corp.	8,784,330	0.5
10,331	Lam Research Corp.	11,000,965	0.6
5,421	Marvell Technology, Inc.	378,928	0.0
65,369	Mastercard, Inc. - Class A	28,838,188	1.5
588,299	Microsoft Corp.	262,940,238	13.6
6,203	Motorola Solutions, Inc.	2,394,668	0.1
1,881,302	NVIDIA Corp.	232,416,049	12.0
124,247	Oracle Corp.	17,543,676	0.9
24,356 (1)	Palo Alto Networks, Inc.	8,256,928	0.4
82,858	Qualcomm, Inc.	16,503,656	0.9
62,897	Salesforce, Inc.	16,170,819	0.8
16,241 (1)	ServiceNow, Inc.	12,776,307	0.7
25,000 (1)	Snowflake, Inc. - Class A	3,377,250	0.2
12,035 (1)	Synopsys, Inc.	7,161,547	0.4
8,712	Texas Instruments, Inc.	1,694,745	0.1
124,632	Visa, Inc. - Class A	32,712,161	1.7
16,736 (1)	Workday, Inc. - Class A	3,741,500	0.2
		1,061,776,313	54.8

	Materials: 0.5%
17,138	Ecolab, Inc.	4,078,844	0.2
16,898	Sherwin-Williams Co.	5,042,870	0.3
6,812	Southern Copper Corp.	733,925	0.0
		9,855,639	0.5

	Real Estate: 0.4%
36,926	American Tower Corp.	7,177,676	0.4
405	Equinix, Inc.	306,423	0.0
1,901	Public Storage	546,823	0.0
		8,030,922	0.4

	Utilities: 0.1%
3,960	Constellation Energy Corp.	793,069	0.1

	Total Common Stock
	(Cost $521,040,201)	1,914,237,435	98.8
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.9%
84,007	iShares Russell Top 200 Growth ETF	$18,021,182	0.9

	Total Exchange-Traded Funds
	(Cost $17,529,151)	18,021,182	0.9

	Total Long-Term Investments
	(Cost $538,569,352)	1,932,258,617	99.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
3,864,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $3,864,000)	$3,864,000	0.2

	Total Short-Term Investments
	(Cost $3,864,000)	3,864,000	0.2

	Total Investments in Securities
	(Cost $542,433,352)	$1,936,122,617	99.9
	Assets in Excess of
	Other Liabilities	972,409	0.1
	Net Assets	$1,937,095,026	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$1,914,237,435	$—	$—	$1,914,237,435
Exchange-Traded Funds	18,021,182	—	—	18,021,182
Short-Term Investments	3,864,000	—	—	3,864,000
Total Investments, at fair value	$1,936,122,617	$—	$—	$1,936,122,617
Other Financial Instruments+
Futures	18,689	—	—	18,689
Total Assets	$1,936,141,306	$—	$—	$1,936,141,306

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	17	09/20/24	$4,693,275	$18,689
			$4,693,275	$18,689

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$18,689
Total Asset Derivatives		$18,689

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$648,797
Total	$648,797

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(147,549)
Total	$(147,549)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $543,170,599.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,396,119,756
Gross Unrealized Depreciation	(3,149,050)
Net Unrealized Appreciation	$1,392,970,706

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 10.5%
352,584	Alphabet, Inc. - Class A	$64,223,176	2.7
295,449	Alphabet, Inc. - Class C	54,191,255	2.3
430,598	AT&T, Inc.	8,228,728	0.4
233,430	Comcast Corp. - Class A	9,141,119	0.4
131,432	Meta Platforms, Inc. - Class A	66,270,643	2.8
25,665 (1)	Netflix, Inc.	17,320,795	0.7
8,704 (1)	Spotify Technology SA	2,731,228	0.1
29,021	T-Mobile US, Inc.	5,112,920	0.2
252,771	Verizon Communications, Inc.	10,424,276	0.4
110,169	Walt Disney Co.	10,938,680	0.5
		248,582,820	10.5

	Consumer Discretionary: 10.1%
26,212 (1)	Airbnb, Inc. - Class A	3,974,526	0.2
557,242 (1)	Amazon.com, Inc.	107,687,016	4.5
1,036 (1)	AutoZone, Inc.	3,070,808	0.1
2,044	Booking Holdings, Inc.	8,097,306	0.3
81,925 (1)	Chipotle Mexican Grill, Inc.	5,132,601	0.2
20,798 (1)	DoorDash, Inc. - Class A	2,262,406	0.1
235,434	Ford Motor Co.	2,952,342	0.1
68,009	General Motors Co.	3,159,698	0.1
59,498	Home Depot, Inc.	20,481,592	0.9
34,344	Lowe’s Cos., Inc.	7,571,478	0.3
7,237 (1)	Lululemon Athletica, Inc.	2,161,692	0.1
14,085	Marriott International, Inc. - Class A	3,405,330	0.2
43,220	McDonald’s Corp.	11,014,185	0.5
72,146	NIKE, Inc. - Class B	5,437,644	0.2
3,512 (1)	O’Reilly Automotive, Inc.	3,708,883	0.2
67,961	Starbucks Corp.	5,290,764	0.2
27,747	Target Corp.	4,107,666	0.2
166,713 (1)	Tesla, Inc.	32,989,168	1.4
67,966	TJX Cos., Inc.	7,483,057	0.3
		239,988,162	10.1

	Consumer Staples: 5.4%
103,086	Altria Group, Inc.	4,695,567	0.2
232,858	Coca-Cola Co.	14,821,412	0.6
48,739	Colgate-Palmolive Co.	4,729,633	0.2
9,554	Constellation Brands, Inc. - Class A	2,458,053	0.1
26,593	Costco Wholesale Corp.	22,603,784	0.9
13,822	Estee Lauder Cos., Inc. - Class A	1,470,661	0.1
63,571	Keurig Dr Pepper, Inc.	2,123,272	0.1
20,166	Kimberly-Clark Corp.	2,786,941	0.1
53,291	Kraft Heinz Co.	1,717,036	0.1
80,319	Mondelez International, Inc. - Class A	5,256,075	0.2
45,385 (1)	Monster Beverage Corp.	2,266,981	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
82,466	PepsiCo, Inc.	$13,601,117	0.6
93,246	Philip Morris International, Inc.	9,448,617	0.4
141,537	Procter & Gamble Co.	23,342,282	1.0
260,341	Walmart, Inc.	17,627,689	0.7
		128,949,120	5.4

	Energy: 3.2%
103,346	Chevron Corp.	16,165,381	0.7
70,283	ConocoPhillips	8,038,970	0.3
34,507	EOG Resources, Inc.	4,343,396	0.2
269,202	Exxon Mobil Corp.	30,990,534	1.3
21,122	Marathon Petroleum Corp.	3,664,245	0.2
38,208	Occidental Petroleum Corp.	2,408,250	0.1
25,409	Phillips 66	3,586,988	0.1
85,687	Schlumberger NV	4,042,713	0.2
19,550	Valero Energy Corp.	3,064,658	0.1
		76,305,135	3.2

	Financials: 10.0%
34,054	American Express Co.	7,885,204	0.3
40,406	American International Group, Inc.	2,999,741	0.1
11,774	Aon PLC - Class A	3,456,611	0.1
31,288	Apollo Global Management, Inc.	3,694,174	0.1
407,094	Bank of America Corp.	16,190,128	0.7
109,795 (1)	Berkshire Hathaway, Inc. - Class B	44,664,606	1.9
8,855	BlackRock, Inc.	6,971,719	0.3
42,777	Blackstone, Inc.	5,295,793	0.2
22,704	Capital One Financial Corp.	3,143,369	0.1
89,438	Charles Schwab Corp.	6,590,686	0.3
24,267	Chubb Ltd.	6,190,026	0.3
114,956	Citigroup, Inc.	7,295,108	0.3
21,560	CME Group, Inc.	4,238,696	0.2
34,932 (1)	Fiserv, Inc.	5,206,265	0.2
18,915	Goldman Sachs Group, Inc.	8,555,633	0.4
34,078	Intercontinental Exchange, Inc.	4,664,937	0.2
171,919	JPMorgan Chase & Co.	34,772,337	1.5
40,391	KKR & Co., Inc.	4,250,749	0.2
29,572	Marsh & McLennan Cos., Inc.	6,231,412	0.3
35,748	MetLife, Inc.	2,509,152	0.1
9,477	Moody’s Corp.	3,989,154	0.2
69,629	Morgan Stanley	6,767,242	0.3
23,814	PNC Financial Services Group, Inc.	3,702,601	0.2
35,062	Progressive Corp.	7,282,728	0.3
18,771	S&P Global, Inc.	8,371,866	0.3
13,701	Travelers Cos., Inc.	2,785,961	0.1
80,042	Truist Financial Corp.	3,109,632	0.1
93,508	US Bancorp	3,712,268	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
210,183	Wells Fargo & Co.	$12,482,768	0.5
		237,010,566	10.0

	Health Care: 11.8%
103,750	Abbott Laboratories	10,780,663	0.5
106,272	AbbVie, Inc.	18,227,773	0.8
32,167	Amgen, Inc.	10,050,579	0.4
17,338	Becton Dickinson and Co.	4,052,064	0.2
88,099 (1)	Boston Scientific Corp.	6,784,504	0.3
121,661	Bristol-Myers Squibb Co.	5,052,581	0.2
16,718	Cigna Group	5,526,469	0.2
75,655	CVS Health Corp.	4,468,184	0.2
39,707	Danaher Corp.	9,920,794	0.4
35,845 (1)	Edwards Lifesciences Corp.	3,311,003	0.1
13,946	Elevance Health, Inc.	7,556,780	0.3
51,025	Eli Lilly & Co.	46,197,015	1.9
74,858	Gilead Sciences, Inc.	5,136,007	0.2
11,592	HCA Healthcare, Inc.	3,724,278	0.2
21,190 (1)	Intuitive Surgical, Inc.	9,426,372	0.4
144,698	Johnson & Johnson	21,149,060	0.9
7,881	McKesson Corp.	4,602,819	0.2
79,731	Medtronic PLC	6,275,627	0.3
152,100	Merck & Co., Inc.	18,829,980	0.8
19,377 (1)	Moderna, Inc.	2,301,019	0.1
340,076	Pfizer, Inc.	9,515,326	0.4
6,268 (1)	Regeneron Pharmaceuticals, Inc.	6,587,856	0.3
21,705	Stryker Corp.	7,385,126	0.3
22,906	Thermo Fisher Scientific, Inc.	12,667,018	0.5
55,164	UnitedHealth Group, Inc.	28,092,819	1.2
15,509 (1)	Vertex Pharmaceuticals, Inc.	7,269,378	0.3
27,431	Zoetis, Inc.	4,755,438	0.2
		279,646,532	11.8

	Industrials: 6.7%
33,142	3M Co.	3,386,781	0.1
24,656	Automatic Data Processing, Inc.	5,885,141	0.2
34,864 (1)	Boeing Co.	6,345,597	0.3
50,308	Carrier Global Corp.	3,173,429	0.1
29,329	Caterpillar, Inc.	9,769,490	0.4
5,184	Cintas Corp.	3,630,148	0.2
52,301 (1)	Copart, Inc.	2,832,622	0.1
117,180	CSX Corp.	3,919,671	0.2
15,279	Deere & Co.	5,708,693	0.2
23,945	Eaton Corp. PLC	7,507,955	0.3
34,269	Emerson Electric Co.	3,775,073	0.2
13,576	FedEx Corp.	4,070,628	0.2
16,340 (1)	GE Vernova, Inc.	2,802,473	0.1
16,376	General Dynamics Corp.	4,751,333	0.2
65,294	General Electric Co.	10,379,787	0.4
39,087	Honeywell International, Inc.	8,346,638	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
17,759	Illinois Tool Works, Inc.	$4,208,173	0.2
40,830	Johnson Controls International PLC	2,713,970	0.1
12,805	Lockheed Martin Corp.	5,981,215	0.3
13,552	Norfolk Southern Corp.	2,909,479	0.1
8,372	Northrop Grumman Corp.	3,649,773	0.2
30,842	PACCAR, Inc.	3,174,875	0.1
7,672	Parker-Hannifin Corp.	3,880,574	0.2
79,758	Raytheon Technologies Corp.	8,006,906	0.3
12,307	Republic Services, Inc.	2,391,742	0.1
13,578	Trane Technologies PLC	4,466,211	0.2
3,265	TransDigm Group, Inc.	4,171,397	0.2
120,516 (1)	Uber Technologies, Inc.	8,759,103	0.4
36,592	Union Pacific Corp.	8,279,306	0.3
43,723	United Parcel Service, Inc. - Class B	5,983,492	0.3
24,049	Waste Management, Inc.	5,130,614	0.2
		159,992,289	6.7

	Information Technology: 37.7%
37,637	Accenture PLC - Class A	11,419,442	0.5
26,870 (1)	Adobe, Inc.	14,927,360	0.6
96,559 (1)	Advanced Micro Devices, Inc.	15,662,835	0.7
70,839	Amphenol Corp. - Class A	4,772,423	0.2
29,720	Analog Devices, Inc.	6,783,887	0.3
871,995	Apple, Inc.	183,659,587	7.7
49,903	Applied Materials, Inc.	11,776,609	0.5
15,448 (1)	Arista Networks, Inc.	5,414,215	0.2
9,410 (1)	Atlassian Corp. - Class A	1,664,441	0.1
12,919 (1)	Autodesk, Inc.	3,196,807	0.1
27,276	Broadcom, Inc.	43,792,436	1.8
16,346 (1)	Cadence Design Systems, Inc.	5,030,481	0.2
243,209	Cisco Systems, Inc.	11,554,860	0.5
13,083 (1)	Crowdstrike Holdings, Inc. - Class A	5,013,275	0.2
14,853	Dell Technologies, Inc. - Class C	2,048,345	0.1
37,844 (1)	Fortinet, Inc.	2,280,858	0.1
255,604	Intel Corp.	7,916,056	0.3
55,027	International Business Machines Corp.	9,516,920	0.4
16,378	Intuit, Inc.	10,763,785	0.5
8,079	KLA Corp.	6,661,216	0.3
7,834	Lam Research Corp.	8,342,035	0.3
51,387	Marvell Technology, Inc.	3,591,951	0.1
49,569	Mastercard, Inc. - Class A	21,867,860	0.9
66,119	Micron Technology, Inc.	8,696,632	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
446,103	Microsoft Corp.	$199,385,736	8.4
9,882	Motorola Solutions, Inc.	3,814,946	0.2
1,426,578	NVIDIA Corp.	176,239,446	7.4
94,216	Oracle Corp.	13,303,299	0.6
18,469 (1)	Palo Alto Networks, Inc.	6,261,176	0.3
62,749 (1)	PayPal Holdings, Inc.	3,641,324	0.2
66,983	Qualcomm, Inc.	13,341,674	0.6
6,403	Roper Technologies, Inc.	3,609,115	0.2
56,243	Salesforce, Inc.	14,460,075	0.6
12,316 (1)	ServiceNow, Inc.	9,688,628	0.4
18,957 (1)	Snowflake, Inc. - Class A	2,560,901	0.1
9,126 (1)	Synopsys, Inc.	5,430,518	0.2
54,596	Texas Instruments, Inc.	10,620,560	0.4
94,508	Visa, Inc. - Class A	24,805,515	1.0
12,691 (1)	Workday, Inc. - Class A	2,837,200	0.1
		896,354,429	37.7

	Materials: 1.5%
13,311	Air Products and Chemicals, Inc.	3,434,904	0.2
41,199	CRH PLC US	3,089,101	0.1
14,972	Ecolab, Inc.	3,563,336	0.2
85,828	Freeport-McMoRan, Inc.	4,171,241	0.2
28,820	Linde PLC US	12,646,504	0.5
69,223	Newmont Corp.	2,898,367	0.1
14,065	Sherwin-Williams Co.	4,197,418	0.2
5,165	Southern Copper Corp.	556,477	0.0
		34,557,348	1.5

	Real Estate: 0.9%
28,000	American Tower Corp.	5,442,640	0.2
5,686	Equinix, Inc.	4,302,028	0.2
55,422	Prologis, Inc.	6,224,445	0.3
9,482	Public Storage	2,727,497	0.1
35,490	Welltower, Inc.	3,699,832	0.1
		22,396,442	0.9

	Utilities: 1.3%
31,624	American Electric Power Co., Inc.	2,774,690	0.1
18,885	Constellation Energy Corp.	3,782,099	0.2
50,251	Dominion Energy, Inc.	2,462,299	0.1
46,277	Duke Energy Corp.	4,638,344	0.2
123,335	NextEra Energy, Inc.	8,733,351	0.4
37,988	Sempra Energy	2,889,367	0.1
65,680	Southern Co.	5,094,798	0.2
		30,374,948	1.3
	Total Common Stock
	(Cost $903,287,837)	2,354,157,791	99.1
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.7%
126,157	iShares Russell Top 200 ETF	$16,898,730	0.7

	Total Exchange-Traded Funds
	(Cost $16,689,124)	16,898,730	0.7

	Total Long-Term Investments
	(Cost $919,976,961)	2,371,056,521	99.8

	Total Investments in Securities
	(Cost $919,976,961)	$2,371,056,521	99.8
	Assets in Excess of Other Liabilities	4,840,252	0.2
	Net Assets	$2,375,896,773	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$2,354,157,791	$—	$—	$2,354,157,791
Exchange-Traded Funds	16,898,730	—	—	16,898,730
Total Investments, at fair value	$2,371,056,521	$—	$—	$2,371,056,521
Other Financial Instruments+
Futures	18,107	—	—	18,107
Total Assets	$2,371,074,628	$—	$—	$2,371,074,628

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	21	09/20/24	$5,797,575	$18,107
			$5,797,575	$18,107

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$18,107
Total Asset Derivatives		$18,107

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$983,872
Total	$983,872

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(224,580)
Total	$(224,580)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $929,274,157.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,460,511,210
Gross Unrealized Depreciation	(18,710,739)
Net Unrealized Appreciation	$1,441,800,471

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2024 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 4.8%
564,744	AT&T, Inc.	$10,792,258	0.9
306,152	Comcast Corp. - Class A	11,988,912	1.0
38,063	T-Mobile US, Inc.	6,705,940	0.6
331,518	Verizon
	Communications, Inc.	13,671,802	1.1
144,490	Walt Disney Co.	14,346,412	1.2
		57,505,324	4.8

	Consumer Discretionary: 4.7%
118 (1)	AutoZone, Inc.	349,764	0.0
163	Booking Holdings, Inc.	645,724	0.1
3,464 (1)	DoorDash, Inc. - Class A	376,814	0.0
308,781	Ford Motor Co.	3,872,114	0.3
89,197	General Motors Co.	4,144,092	0.4
15,763	Home Depot, Inc.	5,426,255	0.5
45,043	Lowe’s Cos., Inc.	9,930,180	0.8
18,473	Marriott International, Inc. - Class A	4,466,217	0.4
53,057	McDonald’s Corp.	13,521,046	1.1
36,145	NIKE, Inc. - Class B	2,724,249	0.2
359 (1)	O’Reilly Automotive, Inc.	379,125	0.0
19,966	Starbucks Corp.	1,554,353	0.1
36,392	Target Corp.	5,387,472	0.5
36,458	TJX Cos., Inc.	4,014,026	0.3
		56,791,431	4.7

	Consumer Staples: 8.3%
135,201	Altria Group, Inc.	6,158,405	0.5
130,406	Coca-Cola Co.	8,300,342	0.7
28,765	Colgate-Palmolive Co.	2,791,356	0.2
12,531	Constellation Brands, Inc. - Class A	3,223,976	0.3
11,584	Estee Lauder Cos., Inc. - Class A	1,232,537	0.1
83,355	Keurig Dr Pepper, Inc.	2,784,057	0.2
15,578	Kimberly-Clark Corp.	2,152,880	0.2
70,174	Kraft Heinz Co.	2,261,006	0.2
105,341	Mondelez International, Inc. - Class A	6,893,515	0.6
11,905 (1)	Monster Beverage Corp.	594,655	0.1
22,713	PepsiCo, Inc.	3,746,055	0.3
122,295	Philip Morris International, Inc.	12,392,152	1.0
144,235	Procter & Gamble Co.	23,787,236	2.0
341,446	Walmart, Inc.	23,119,309	1.9
		99,437,481	8.3

	Energy: 8.4%
135,542	Chevron Corp.	21,201,480	1.8
92,179	ConocoPhillips	10,543,434	0.9
45,257	EOG Resources, Inc.	5,696,499	0.5
353,067	Exxon Mobil Corp.	40,645,073	3.4
27,702	Marathon Petroleum Corp.	4,805,743	0.4
50,112	Occidental Petroleum Corp.	3,158,559	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
33,325	Phillips 66	$4,704,490	0.4
112,382	Schlumberger NV	5,302,183	0.4
25,640	Valero Energy Corp.	4,019,326	0.3
		100,076,787	8.4

	Financials: 22.9%
27,914	American Express Co.	6,463,487	0.5
52,994	American International Group, Inc.	3,934,275	0.3
15,441	Aon PLC - Class A	4,533,169	0.4
10,341	Apollo Global Management, Inc.	1,220,962	0.1
533,918	Bank of America Corp.	21,233,919	1.8
144,000 (1)	Berkshire Hathaway, Inc. - Class B	58,579,200	4.9
11,614	BlackRock, Inc.	9,143,934	0.8
29,777	Capital One Financial Corp.	4,122,626	0.3
105,571	Charles Schwab Corp.	7,779,527	0.7
31,827	Chubb Ltd.	8,118,431	0.7
150,768	Citigroup, Inc.	9,567,737	0.8
28,276	CME Group, Inc.	5,559,062	0.5
31,246 (1)	Fiserv, Inc.	4,656,904	0.4
18,135	Goldman Sachs Group, Inc.	8,202,823	0.7
44,695	Intercontinental Exchange, Inc.	6,118,299	0.5
225,478	JPMorgan Chase & Co.	45,605,180	3.8
37,717	KKR & Co., Inc.	3,969,337	0.3
33,471	Marsh & McLennan Cos., Inc.	7,053,009	0.6
46,885	MetLife, Inc.	3,290,858	0.3
85,933	Morgan Stanley	8,351,828	0.7
31,233	PNC Financial Services Group, Inc.	4,856,107	0.4
7,220	Progressive Corp.	1,499,666	0.1
24,619	S&P Global, Inc.	10,980,074	0.9
17,969	Travelers Cos., Inc.	3,653,816	0.3
104,978	Truist Financial Corp.	4,078,395	0.3
122,639	US Bancorp	4,868,768	0.4
275,663	Wells Fargo & Co.	16,371,626	1.4
		273,813,019	22.9

	Health Care: 18.9%
136,072	Abbott Laboratories	14,139,242	1.2
79,168	AbbVie, Inc.	13,578,895	1.1
9,324	Amgen, Inc.	2,913,284	0.2
22,740	Becton Dickinson and Co.	5,314,565	0.4
115,545 (1)	Boston Scientific Corp.	8,898,120	0.7
159,562	Bristol-Myers Squibb Co.	6,626,610	0.6
19,931	Cigna Group	6,588,591	0.5
99,225	CVS Health Corp.	5,860,229	0.5
52,078	Danaher Corp.	13,011,688	1.1
38,033 (1)	Edwards Lifesciences Corp.	3,513,108	0.3
15,365	Elevance Health, Inc.	8,325,679	0.7
98,179	Gilead Sciences, Inc.	6,736,061	0.6

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,479	HCA Healthcare, Inc.	$3,687,973	0.3
189,777	Johnson & Johnson	27,737,806	2.3
5,882	McKesson Corp.	3,435,323	0.3
104,570	Medtronic PLC	8,230,705	0.7
25,413 (1)	Moderna, Inc.	3,017,794	0.3
446,022	Pfizer, Inc.	12,479,696	1.0
7,530 (1)	Regeneron Pharmaceuticals, Inc.	7,914,256	0.7
20,012	Stryker Corp.	6,809,083	0.6
30,042	Thermo Fisher Scientific, Inc.	16,613,226	1.4
67,430	UnitedHealth Group, Inc.	34,339,402	2.9
10,170 (1)	Vertex Pharmaceuticals, Inc.	4,766,882	0.4
6,296	Zoetis, Inc.	1,091,475	0.1
		225,629,693	18.9

	Industrials: 12.9%
35,383	3M Co.	3,615,789	0.3
2,328	Automatic Data Processing, Inc.	555,670	0.0
38,226 (1)	Boeing Co.	6,957,514	0.6
65,980	Carrier Global Corp.	4,162,019	0.4
33,003	Caterpillar, Inc.	10,993,299	0.9
347	Cintas Corp.	242,990	0.0
4,664 (1)	Copart, Inc.	252,602	0.0
153,454	CSX Corp.	5,133,036	0.4
20,039	Deere & Co.	7,487,172	0.6
31,405	Eaton Corp. PLC	9,847,038	0.8
44,945	Emerson Electric Co.	4,951,141	0.4
17,806	FedEx Corp.	5,338,951	0.4
21,430 (1)	GE Vernova, Inc.	3,675,459	0.3
21,477	General Dynamics Corp.	6,231,337	0.5
67,224	General Electric Co.	10,686,599	0.9
43,318	Honeywell International, Inc.	9,250,126	0.8
14,557	Illinois Tool Works, Inc.	3,449,427	0.3
53,550	Johnson Controls International PLC	3,559,469	0.3
11,420	Lockheed Martin Corp.	5,334,282	0.4
17,774	Norfolk Southern Corp.	3,815,900	0.3
10,981	Northrop Grumman Corp.	4,787,167	0.4
40,450	PACCAR, Inc.	4,163,923	0.4
10,062	Parker-Hannifin Corp.	5,089,460	0.4
104,605	Raytheon Technologies Corp.	10,501,296	0.9
16,141	Republic Services, Inc.	3,136,842	0.3
11,735	Trane Technologies PLC	3,859,994	0.3
3,417	TransDigm Group, Inc.	4,365,593	0.4
25,004	Union Pacific Corp.	5,657,405	0.5
57,344	United Parcel Service, Inc. - Class B	7,847,526	0.7
		154,949,026	12.9

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 10.0%
49,362	Accenture PLC - Class A	$14,976,924	1.3
43,058 (1)	Advanced Micro Devices, Inc.	6,984,438	0.6
38,743	Amphenol Corp. - Class A	2,610,116	0.2
38,978	Analog Devices, Inc.	8,897,118	0.7
5,301	Applied Materials, Inc.	1,250,983	0.1
318,978	Cisco Systems, Inc.	15,154,645	1.3
16,402	Dell Technologies, Inc. - Class C	2,261,964	0.2
9,133 (1)	Fortinet, Inc.	550,446	0.0
335,234	Intel Corp.	10,382,197	0.9
72,169	International Business Machines Corp.	12,481,629	1.0
62,005	Marvell Technology, Inc.	4,334,149	0.4
86,718	Micron Technology, Inc.	11,406,019	1.0
6,792	Motorola Solutions, Inc.	2,622,052	0.2
82,297 (1)	PayPal Holdings, Inc.	4,775,695	0.4
5,447	Qualcomm, Inc.	1,084,933	0.1
8,398	Roper Technologies, Inc.	4,733,617	0.4
11,212	Salesforce, Inc.	2,882,605	0.2
62,941	Texas Instruments, Inc.	12,243,913	1.0
		119,633,443	10.0

	Materials: 3.0%
17,458	Air Products and Chemicals, Inc.	4,505,037	0.4
54,034	CRH PLC US	4,051,469	0.3
2,592	Ecolab, Inc.	616,896	0.1
112,567	Freeport-McMoRan, Inc.	5,470,756	0.5
37,798	Linde PLC US	16,586,141	1.4
90,788	Newmont Corp.	3,801,294	0.3
1,642	Sherwin-Williams Co.	490,022	0.0
		35,521,615	3.0

	Real Estate: 1.8%
7,054	Equinix, Inc.	5,337,056	0.4
72,688	Prologis, Inc.	8,163,589	0.7
10,546	Public Storage	3,033,557	0.3
46,546	Welltower, Inc.	4,852,421	0.4
		21,386,623	1.8

	Utilities: 3.3%
41,475	American Electric Power Co., Inc.	3,639,016	0.3
20,830	Constellation Energy Corp.	4,171,624	0.3
65,906	Dominion Energy, Inc.	3,229,394	0.3
60,694	Duke Energy Corp.	6,083,360	0.5
161,759	NextEra Energy, Inc.	11,454,155	1.0
49,822	Sempra Energy	3,789,461	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
86,142	Southern Co.	$6,682,035	0.6
		39,049,045	3.3
	Total Common Stock (Cost $864,525,769)	1,183,793,487	99.0
EXCHANGE-TRADED FUNDS: 0.8%
134,726	iShares Russell Top 200 Value ETF	10,080,199	0.8
	Total Exchange-Traded Funds (Cost $10,094,951)	10,080,199	0.8
	Total Long-Term Investments (Cost $874,620,720)	1,193,873,686	99.8

Shares	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
2,471,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $2,471,000)	$2,471,000	0.2
	Total Short-Term Investments (Cost $2,471,000)	2,471,000	0.2
	Total Investments in Securities (Cost $877,091,720)	$1,196,344,686	100.0
	Liabilities in Excess of Other Assets	(186,882)	0.0
	Net Assets	$1,196,157,804	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$1,183,793,487	$—	$—	$1,183,793,487
Exchange-Traded Funds	10,080,199	—	—	10,080,199
Short-Term Investments	2,471,000	—	—	2,471,000
Total Investments, at fair value	$1,196,344,686	$—	$—	$1,196,344,686
Other Financial Instruments+
Futures	10,618	—	—	10,618
Total Assets	$1,196,355,304	$—	$—	$1,196,355,304

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	14	09/20/24	$3,865,050	$10,618
			$3,865,050	$10,618

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$10,618
Total Asset Derivatives		$10,618

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$662,677
Total	$662,677

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(169,951)
Total	$(169,951)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $891,229,999.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$338,335,173
Gross Unrealized Depreciation	(33,209,868)
Net Unrealized Appreciation	$305,125,305

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Communication Services: 4.4%
3,872	Iridium Communications, Inc.	$103,073	0.0
1,438 (1)	Liberty Broadband Corp. - Class A	78,515	0.0
9,601 (1)	Liberty Broadband Corp. - Class C	526,327	0.1
2,932 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	188,322	0.0
24,772 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	1,779,620	0.2
56,085 (1)	Live Nation Entertainment, Inc.	5,257,408	0.6
528 (1)	Madison Square Garden Sports Corp.	99,333	0.0
4,326	Nexstar Media Group, Inc.	718,159	0.1
210,316 (1)	Pinterest, Inc. - Class A	9,268,626	1.0
181,482 (1)	ROBLOX Corp. - Class A	6,752,945	0.7
6,732 (1)	Roku, Inc.	403,449	0.0
3,838	TKO Group Holdings, Inc.	414,465	0.1
156,994 (1)	Trade Desk, Inc. - Class A	15,333,604	1.6
2,031 (1)	TripAdvisor, Inc.	36,172	0.0
12,816 (1)	Trump Media & Technology Group Corp.	419,718	0.0
		41,379,736	4.4

	Consumer Discretionary: 15.1%
3,070 (1)	Bright Horizons Family Solutions, Inc.	337,946	0.0
22,520 (1)	Burlington Stores, Inc.	5,404,800	0.6
3,908 (1)	CarMax, Inc.	286,613	0.0
13,107 (1)	Carvana Co.	1,687,133	0.2
26,794 (1)	Cava Group, Inc.	2,485,143	0.3
8,676 (2)	Choice Hotels International, Inc.	1,032,444	0.1
24,743	Churchill Downs, Inc.	3,454,123	0.4
411,385 (1)	Coupang, Inc.	8,618,516	0.9
3,801 (1)	Crocs, Inc.	554,718	0.1
22,324	Darden Restaurants, Inc.	3,378,068	0.4
9,070 (1)	Deckers Outdoor Corp.	8,779,306	0.9
1,839	Dick’s Sporting Goods, Inc.	395,109	0.1
4,310	Domino’s Pizza, Inc.	2,225,382	0.2
157,841 (1)	DraftKings, Inc. - Class A	6,024,791	0.6
13,028 (1)	Duolingo, Inc.	2,718,553	0.3
12,842 (1)	Dutch Bros, Inc. - Class A	531,659	0.1
26,930 (1)	Etsy, Inc.	1,588,331	0.2
44,911 (1)	Expedia Group, Inc.	5,658,337	0.6
15,366 (1)	Five Below, Inc.	1,674,433	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
13,607 (1)	Floor & Decor Holdings, Inc. - Class A	$1,352,672	0.2
3,353 (1)	Grand Canyon Education, Inc.	469,118	0.1
9,610	H&R Block, Inc.	521,150	0.1
43,165	Hasbro, Inc.	2,525,152	0.3
44,772	Hilton Worldwide Holdings, Inc.	9,769,250	1.0
2,254	Hyatt Hotels Corp. - Class A	342,428	0.0
127,158	Las Vegas Sands Corp.	5,626,741	0.6
32,048 (1)	Light & Wonder, Inc.	3,361,194	0.4
6,687	Murphy USA, Inc.	3,139,279	0.3
152,019 (1)	Norwegian Cruise Line Holdings Ltd.	2,856,437	0.3
16,783 (1)	Planet Fitness, Inc. - Class A	1,235,061	0.1
13,239	Pool Corp.	4,068,742	0.4
1,036 (1)	RH	253,240	0.0
26,996	Ross Stores, Inc.	3,923,059	0.4
29,221 (1)	Royal Caribbean Cruises Ltd.	4,658,704	0.5
4,654	SharkNinja, Inc.	349,743	0.0
4,176 (1)	Skechers USA, Inc. - Class A	288,645	0.0
59,582	Tempur Sealy International, Inc.	2,820,612	0.3
23,679	Texas Roadhouse, Inc.	4,065,921	0.4
902 (1)	TopBuild Corp.	347,514	0.0
38,313	Tractor Supply Co.	10,344,510	1.1
14,717 (1)	Ulta Beauty, Inc.	5,678,849	0.6
11,328	Vail Resorts, Inc.	2,040,513	0.2
30,138	Wendy’s Co.	511,140	0.1
13,379	Williams-Sonoma, Inc.	3,777,828	0.4
10,419	Wingstop, Inc.	4,403,695	0.5
2,423	Wyndham Hotels & Resorts, Inc.	179,302	0.0
2,721	Wynn Resorts Ltd.	243,529	0.0
9,013 (1)	YETI Holdings, Inc.	343,846	0.0
38,432	Yum! Brands, Inc.	5,090,703	0.6
		141,423,982	15.1

	Consumer Staples: 2.8%
656 (1)	Boston Beer Co., Inc. - Class A	200,113	0.0
2,274	Casey’s General Stores, Inc.	867,667	0.1
62,542 (1)	Celsius Holdings, Inc.	3,570,523	0.4
44,092	Clorox Co.	6,017,235	0.6
18,790 (1)	e.l.f. Beauty, Inc.	3,959,429	0.4
5,273 (1)	Freshpet, Inc.	682,273	0.1
7,284	Hershey Co.	1,339,018	0.1
16,403	Lamb Weston Holdings, Inc.	1,379,164	0.2
7,760 (1)	Performance Food Group Co.	513,014	0.1
1,376 (1)	Pilgrim’s Pride Corp.	52,962	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
109,876	Sysco Corp.	$7,844,048	0.8
		26,425,446	2.8

	Energy: 4.0%
45,982	Antero Midstream Corp.	677,775	0.1
41,685	Cheniere Energy, Inc.	7,287,788	0.8
9,759	Civitas Resources, Inc.	673,371	0.1
64,205	Hess Corp.	9,471,522	1.0
3,172	Matador Resources Co.	189,051	0.0
12,232 (2)	New Fortress Energy, Inc.	268,859	0.0
47,501	Permian Resources Corp.	767,141	0.1
78,050	Targa Resources Corp.	10,051,279	1.1
6,580 (2)	Texas Pacific Land Corp.	4,831,497	0.5
9,470	Viper Energy, Inc.	355,409	0.0
25,626 (1)	Weatherford International PLC	3,137,904	0.3
		37,711,596	4.0

	Financials: 12.5%
14,556	Allstate Corp.	2,324,011	0.3
13,256	Ally Financial, Inc.	525,866	0.1
32,459	Ameriprise Financial, Inc.	13,866,160	1.5
63,335	Ares Management Corp. - Class A	8,441,289	0.9
5,290	Arthur J Gallagher & Co.	1,371,750	0.1
83,268 (1)	Block, Inc.	5,369,953	0.6
178,179	Blue Owl Capital, Inc.	3,162,677	0.3
37,324	Brown & Brown, Inc.	3,337,139	0.4
58,892 (1)	Coinbase Global, Inc. - Class A	13,087,569	1.4
24,576 (1)	Corpay, Inc.	6,547,292	0.7
1,740 (1)	Credit Acceptance Corp.	895,543	0.1
116,033	Equitable Holdings, Inc.	4,741,108	0.5
2,491	Everest Re Group Ltd.	949,121	0.1
4,781	FactSet Research Systems, Inc.	1,951,939	0.2
1,680	Houlihan Lokey, Inc.	226,565	0.0
18,038	Jefferies Financial Group, Inc.	897,571	0.1
7,821	Kinsale Capital Group, Inc.	3,013,275	0.3
36,383	Lazard, Inc.	1,389,103	0.2
26,440	LPL Financial Holdings, Inc.	7,384,692	0.8
1,076 (1)	Markel Corp.	1,695,410	0.2
9,479	Morningstar, Inc.	2,804,362	0.3
15,802	MSCI, Inc.	7,612,613	0.8
1,130,321 (1)	NU Holdings Ltd./Cayman Islands - Class A	14,569,838	1.6
2,609	Popular, Inc.	230,714	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
897	RLI Corp.	$126,199	0.0
36,337	Ryan Specialty Holdings, Inc.	2,104,276	0.2
21,340 (1)(2)	Shift4 Payments, Inc. - Class A	1,565,289	0.2
57,815 (1)	SoFi Technologies, Inc.	382,157	0.0
157,531 (1)	Toast, Inc. - Class A	4,059,574	0.4
7,400	TPG, Inc.	306,730	0.0
16,283	Tradeweb Markets, Inc. - Class A	1,725,998	0.2
23,012	UWM Holdings Corp.	159,473	0.0
1,378 (1)	WEX, Inc.	244,099	0.0
14,634	XP, Inc. - Class A	257,412	0.0
		117,326,767	12.5

	Health Care: 14.5%
24,764 (1)	10X Genomics, Inc. - Class A	481,660	0.1
15,597 (1)	Align Technology, Inc.	3,765,584	0.4
39,833 (1)	Alnylam Pharmaceuticals, Inc.	9,679,419	1.0
59,725	AmerisourceBergen Corp.	13,456,043	1.4
37,085 (1)	Apellis Pharmaceuticals, Inc.	1,422,581	0.2
23,607	Bruker Corp.	1,506,363	0.2
51,389	Cardinal Health, Inc.	5,052,566	0.5
24,489 (1)	Cerevel Therapeutics Holdings, Inc.	1,001,355	0.1
537	Chemed Corp.	291,365	0.0
17,907 (1)	DaVita, Inc.	2,481,373	0.3
140,515 (1)	Dexcom, Inc.	15,931,591	1.7
3,190 (1)	Doximity, Inc. - Class A	89,224	0.0
25,590 (1)	Exact Sciences Corp.	1,081,178	0.1
84,780 (1)	Exelixis, Inc.	1,905,007	0.2
3,208 (1)	Fortrea Holdings, Inc.	74,875	0.0
14,236	GE HealthCare Technologies, Inc.	1,109,269	0.1
29,282 (1)	IDEXX Laboratories, Inc.	14,266,190	1.5
3,885 (1)	Incyte Corp.	235,509	0.0
10,568 (1)	Inspire Medical Systems, Inc.	1,414,315	0.2
24,805 (1)	Insulet Corp.	5,005,649	0.5
36,553 (1)	Intra-Cellular Therapies, Inc.	2,503,515	0.3
47,899 (1)	Ionis Pharmaceuticals, Inc.	2,282,866	0.2
7,234 (1)	IQVIA Holdings, Inc.	1,529,557	0.2
7,910 (1)	Masimo Corp.	996,185	0.1
9,024 (1)	Medpace Holdings, Inc.	3,716,534	0.4
13,015 (1)	Molina Healthcare, Inc.	3,869,360	0.4
40,195 (1)	Natera, Inc.	4,352,717	0.5
35,420 (1)	Neurocrine Biosciences, Inc.	4,876,271	0.5
13,093 (1)	Penumbra, Inc.	2,356,347	0.3
2,829 (1)	Repligen Corp.	356,624	0.0
14,099	ResMed, Inc.	2,698,831	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
32,163 (1)	Sarepta Therapeutics, Inc.	$5,081,754	0.5
30,991 (1)	Ultragenyx Pharmaceutical, Inc.	1,273,730	0.1
52,390 (1)	Veeva Systems, Inc. - Class A	9,587,894	1.0
37,348 (1)	Viking Therapeutics, Inc.	1,979,817	0.2
12,769 (1)	Waters Corp.	3,704,542	0.4
15,651	West Pharmaceutical Services, Inc.	5,155,283	0.6
		136,572,943	14.5

	Industrials: 15.5%
24,252	AAON, Inc.	2,115,745	0.2
8,944	Advanced Drainage Systems, Inc.	1,434,528	0.2
15,420	AMERCO	925,508	0.1
16,737 (1)	American Airlines Group, Inc.	189,630	0.0
5,199	Armstrong World Industries, Inc.	588,735	0.1
2,399	Avis Budget Group, Inc.	250,744	0.0
25,503 (1)	Axon Enterprise, Inc.	7,504,003	0.8
35,789 (1)	AZEK Co., Inc.	1,507,791	0.2
45,477	Booz Allen Hamilton Holding Corp.	6,998,910	0.7
3,879 (1)	Builders FirstSource, Inc.	536,892	0.1
6,605	BWX Technologies, Inc.	627,475	0.1
2,281	Carlisle Cos., Inc.	924,284	0.1
5,579 (1)	Ceridian HCM Holding, Inc.	276,718	0.0
12,481	Comfort Systems USA, Inc.	3,795,722	0.4
38,709 (1)	Core & Main, Inc. - Class A	1,894,418	0.2
6,522	EMCOR Group, Inc.	2,381,052	0.3
8,770	Equifax, Inc.	2,126,374	0.2
8,172	Expeditors International of Washington, Inc.	1,019,784	0.1
171,406	Fastenal Co.	10,771,153	1.1
4,815	Ferguson PLC	932,425	0.1
10,245 (1)	Generac Holdings, Inc.	1,354,594	0.1
15,654	HEICO Corp.	3,500,391	0.4
28,846	HEICO Corp. - Class A	5,120,742	0.5
8,780	Howmet Aerospace, Inc.	681,591	0.1
4,064	KBR, Inc.	260,665	0.0
11,384	Lennox International, Inc.	6,090,212	0.7
5,468	Lincoln Electric Holdings, Inc.	1,031,484	0.1
3,345 (1)	Loar Holdings, Inc.	178,656	0.0
88,331 (1)	Lyft, Inc. - Class A	1,245,467	0.1
69,774	Old Dominion Freight Line, Inc.	12,322,088	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,500 (1)	Paycor HCM, Inc.	$31,750	0.0
15,787	Quanta Services, Inc.	4,011,319	0.4
3,745	Rockwell Automation, Inc.	1,030,924	0.1
99,243	Rollins, Inc.	4,842,066	0.5
5,492 (1)	Saia, Inc.	2,604,801	0.3
1,415	Simpson Manufacturing Co., Inc.	238,470	0.0
5,843 (1)	SiteOne Landscape Supply, Inc.	709,399	0.1
5,147 (1)(2)	Spirit AeroSystems Holdings, Inc. - Class A	169,182	0.0
4,069	Tetra Tech, Inc.	832,029	0.1
3,928	TransUnion	291,300	0.0
38,489 (1)	Trex Co., Inc.	2,852,805	0.3
1,184 (1)(2)	U-Haul Holding Co.	73,088	0.0
5,711	United Rentals, Inc.	3,693,475	0.4
39,475	Veralto Corp.	3,768,678	0.4
50,594	Verisk Analytics, Inc.	13,637,613	1.5
127,163	Vertiv Holdings Co. - Class A	11,008,501	1.2
19,282 (1)	WillScot Mobile Mini Holdings Corp.	725,774	0.1
13,433	WW Grainger, Inc.	12,119,790	1.3
40,598 (1)	XPO, Inc.	4,309,478	0.5
		145,538,223	15.5

	Information Technology: 26.6%
7,807 (1)	Appfolio, Inc. - Class A	1,909,358	0.2
93,159 (1)	AppLovin Corp. - Class A	7,752,692	0.8
391 (1)	Astera Labs, Inc.	23,659	0.0
49,765	Bentley Systems, Inc. - Class B	2,456,400	0.3
9,056 (1)	BILL Holdings, Inc.	476,527	0.1
37,973	Broadridge Financial Solutions, Inc.	7,480,681	0.8
24,003	CDW Corp.	5,372,832	0.6
106,512 (1)	Cloudflare, Inc. - Class A	8,822,389	0.9
3,296	Cognex Corp.	154,121	0.0
85,845 (1)	Confluent, Inc. - Class A	2,535,003	0.3
106,178 (1)	Datadog, Inc. - Class A	13,770,225	1.5
72,155 (1)	DocuSign, Inc.	3,860,293	0.4
29,025 (1)	DoubleVerify Holdings, Inc.	565,117	0.1
26,932 (1)	Dropbox, Inc. - Class A	605,162	0.1
92,428 (1)	Dynatrace, Inc.	4,135,229	0.4
28,894 (1)	Elastic NV	3,291,316	0.4
46,797 (1)	Enphase Energy, Inc.	4,666,129	0.5
53,479	Entegris, Inc.	7,241,057	0.8
1,243 (1)	EPAM Systems, Inc.	233,821	0.0
7,222 (1)	Fair Isaac Corp.	10,751,103	1.1
26,024 (1)	Five9, Inc.	1,147,658	0.1
26,772 (1)	Gartner, Inc.	12,022,234	1.3
42,077 (1)	Gitlab, Inc. - Class A	2,092,068	0.2
11,231 (1)	Globant SA	2,002,038	0.2
50,215 (1)	GoDaddy, Inc. - Class A	7,015,538	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
13,225 (1)	Guidewire Software, Inc.	$1,823,595	0.2
26,715 (1)	HashiCorp, Inc. - Class A	900,028	0.1
84,072	HP, Inc.	2,944,201	0.3
17,357 (1)	HubSpot, Inc.	10,236,985	1.1
3,421	Jabil, Inc.	372,171	0.0
41,882 (1)	Lattice Semiconductor Corp.	2,428,737	0.3
21,752 (1)	Manhattan Associates, Inc.	5,365,783	0.6
350 (1)	MicroStrategy, Inc. - Class A	482,118	0.1
1,401	MKS Instruments, Inc.	182,943	0.0
24,191 (1)	MongoDB, Inc.	6,046,782	0.6
16,682	Monolithic Power Systems, Inc.	13,707,266	1.5
18,140 (1)	nCino, Inc.	570,503	0.1
32,785	NetApp, Inc.	4,222,708	0.4
24,494 (1)	Nutanix, Inc. - Class A	1,392,484	0.1
24,535 (1)	Okta, Inc.	2,296,721	0.2
4,470 (1)	Onto Innovation, Inc.	981,433	0.1
714,692 (1)	Palantir Technologies, Inc. - Class A	18,103,148	1.9
41,011	Paychex, Inc.	4,862,264	0.5
11,393	Paycom Software, Inc.	1,629,655	0.2
15,568 (1)	Paylocity Holding Corp.	2,052,641	0.2
15,831	Pegasystems, Inc.	958,250	0.1
37,389 (1)	Procore Technologies, Inc.	2,479,265	0.3
25,522 (1)	PTC, Inc.	4,636,582	0.5
89,808 (1)	Pure Storage, Inc. - Class A	5,766,572	0.6
29,177 (1)	RingCentral, Inc. - Class A	822,791	0.1
13,106 (1)	SentinelOne, Inc. - Class A	275,881	0.0
45,024 (1)	Smartsheet, Inc. - Class A	1,984,658	0.2
17,598 (1)	Super Micro Computer, Inc.	14,418,921	1.5
34,459 (1)	Teradata Corp.	1,190,903	0.1
49,518	Teradyne, Inc.	7,343,024	0.8
12,247 (1)	Twilio, Inc. - Class A	695,752	0.1
12,799 (1)	Tyler Technologies, Inc.	6,435,081	0.7
662 (2)	Ubiquiti, Inc.	96,427	0.0
118,684 (1)	UiPath, Inc. - Class A	1,504,913	0.2
46,898 (1)	Unity Software, Inc.	762,561	0.1
8,349	Universal Display Corp.	1,755,377	0.2
2,002 (1)	VeriSign, Inc.	355,956	0.0
21,132	Western Union Co.	258,233	0.0
3,887 (1)	Zebra Technologies Corp. - Class A	1,200,811	0.1
32,515 (1)	Zscaler, Inc.	6,249,058	0.7
		250,175,832	26.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.6%
10,727	Avery Dennison Corp.	$2,345,459	0.3
10,087	Celanese Corp.	1,360,636	0.2
3,917	Chemours Co.	88,407	0.0
54,354 (1)	Cleveland-Cliffs, Inc.	836,508	0.1
9,165	Eagle Materials, Inc.	1,993,021	0.2
15,967	Louisiana-Pacific Corp.	1,314,563	0.1
1,219	Martin Marietta Materials, Inc.	660,454	0.1
10,202	RPM International, Inc.	1,098,551	0.1
2,790	Sealed Air Corp.	97,064	0.0
45,869 (1)	Valvoline, Inc.	1,981,541	0.2
12,127	Vulcan Materials Co.	3,015,742	0.3
		14,791,946	1.6

	Real Estate: 1.2%
59,049	Iron Mountain, Inc.	5,291,971	0.5
5,202 (1)	Jones Lang LaSalle, Inc.	1,067,867	0.1
7,793	Lamar Advertising Co. - Class A	931,497	0.1
29,420	Simon Property Group, Inc.	4,465,956	0.5
		11,757,291	1.2

	Utilities: 1.4%
31,063	NRG Energy, Inc.	2,418,565	0.3
122,368	Vistra Corp.	10,521,201	1.1
		12,939,766	1.4
	Total Common Stock (Cost $741,753,809)	936,043,528	99.6
EXCHANGE-TRADED FUNDS: 0.1%
7,964	iShares Russell Mid- Cap Growth ETF	878,827	0.1
	Total Exchange-Traded Funds (Cost $863,096)	878,827	0.1
	Total Long-Term Investments (Cost $742,616,905)	936,922,355	99.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited)(continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.8%
1,733,120 (3)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,733,896, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%- 6.070%, Market Value plus accrued interest $1,767,782, due 10/01/27-01/01/57)	$1,733,120	0.2
1,214,012 (3)	BNP Paribas SA, Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $1,214,543, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,238,292, due 11/15/31-06/01/54)	1,214,012	0.1
452,192 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $452,394, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $461,236, due 08/08/24-04/20/74)	452,192	0.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,733,120 (3)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,733,893, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,767,783, due 04/30/27-04/20/72)	$1,733,120	0.2
519,108 (3)	Citadel Securities LLC, Repurchase Agreement dated 06/28/2024, 5.400%, due 07/01/2024 (Repurchase Amount $519,338, collateralized by various U.S. Government Securities, 0.000%- 5.550%, Market Value plus accrued interest $529,729, due 07/15/24-05/15/54)	519,108	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,600,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,600,717, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,628,880, due 10/15/25-02/15/53)	$1,600,000	0.2
	Total Repurchase Agreements
	(Cost $7,251,552)	7,251,552	0.8
	Total Short-Term Investments
	(Cost $7,251,552)	7,251,552	0.8
	Total Investments in Securities
	(Cost $749,868,457)	$944,173,907	100.5
	Liabilities in Excess of Other Assets	(4,667,562)	(0.5)
	Net Assets	$939,506,345	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$936,043,528	$—	$—	$936,043,528
Exchange-Traded Funds	878,827	—	—	878,827
Short-Term Investments	—	7,251,552	—	7,251,552
Total Investments, at fair value	$936,922,355	$7,251,552	$—	$944,173,907
Other Financial Instruments+
Futures	746	—	—	746
Total Assets	$936,923,101	$7,251,552	$—	$944,174,653

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	7	09/20/24	$2,070,670	$746
			$2,070,670	$746

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$746
Total Asset Derivatives		$746

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$206,952
Total	$206,952

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(141,500)
Total	$(141,500)

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2024 (unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $768,332,136.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$217,313,790
Gross Unrealized Depreciation	(41,471,273)
Net Unrealized Appreciation	$175,842,517

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 3.4%
8,497 (1)	Charter Communications, Inc. - Class A	$2,540,263	0.3
24,216	Electronic Arts, Inc.	3,374,015	0.4
21,526	Fox Corp. - Class A	739,849	0.1
11,970	Fox Corp. - Class B	383,279	0.0
22,225 (1)	Frontier Communications Parent, Inc.	581,850	0.1
6,734 (1)	IAC, Inc.	315,488	0.0
34,109	Interpublic Group of Cos., Inc.	992,231	0.1
10,870	Iridium Communications, Inc.	289,359	0.0
1,497 (1)	Liberty Broadband Corp. - Class A	81,736	0.0
9,990 (1)	Liberty Broadband Corp. - Class C	547,652	0.1
15,016 (1)	Liberty Global Ltd. - Class A	261,724	0.0
15,576 (1)	Liberty Global Ltd. - Class C	278,027	0.0
2,108 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	135,397	0.0
17,739 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	1,274,370	0.1
1,776 (1)	Liberty Media Corp.- Liberty Live - Class A, Tracking Stock	66,618	0.0
4,203 (1)	Liberty Media Corp.- Liberty Live - Class C, Tracking Stock	160,849	0.0
13,347 (1)	Liberty Media Corp.- Liberty SiriusXM, Tracking Stock	295,769	0.0
6,424 (1)	Liberty Media Corp.- Liberty SiriusXM - Class A, Tracking Stock	142,292	0.0
14,298 (1)	Live Nation Entertainment, Inc.	1,340,295	0.1
1,683 (1)	Madison Square Garden Sports Corp.	316,623	0.0
23,967 (1)	Match Group, Inc.	728,117	0.1
14,555	New York Times Co. - Class A	745,362	0.1
34,453	News Corp. - Class A	949,869	0.1
10,320	News Corp. - Class B	292,985	0.0
2,820	Nexstar Media Group, Inc.	468,148	0.1
17,528	Omnicom Group, Inc.	1,572,262	0.2
781 (2)	Paramount Global - Class A	14,355	0.0
53,573	Paramount Global - Class B	556,623	0.1
53,616 (1)	Pinterest, Inc. - Class A	2,362,857	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
6,368	Playtika Holding Corp.	$50,116	0.0
46,265 (1)	ROBLOX Corp. - Class A	1,721,521	0.2
11,441 (1)	Roku, Inc.	685,659	0.1
55,335	Sirius XM Holdings, Inc.	156,598	0.0
15,194 (1)	Take-Two Interactive Software, Inc.	2,362,515	0.2
7,143	TKO Group Holdings, Inc.	771,373	0.1
40,022 (1)	Trade Desk, Inc. - Class A	3,908,949	0.4
9,768 (1)	TripAdvisor, Inc.	173,968	0.0
5,219 (1)	Trump Media & Technology Group Corp.	170,920	0.0
219,789 (1)	Warner Bros Discovery, Inc.	1,635,230	0.2
28,251 (1)	ZoomInfo Technologies, Inc.	360,765	0.0
		33,805,878	3.4

	Consumer Discretionary: 11.1%
26,261	ADT, Inc.	199,584	0.0
5,389	Advance Auto Parts, Inc.	341,285	0.0
10,966 (1)	Amer Sports, Inc.	137,840	0.0
24,656 (1)	Aptiv PLC	1,736,276	0.2
23,707	Aramark	806,512	0.1
2,334 (1)	AutoNation, Inc.	371,993	0.0
20,371	Bath & Body Works, Inc.	795,488	0.1
19,517	Best Buy Co., Inc.	1,645,088	0.2
2,285 (1)(2)	Birkenstock Holding PLC	124,327	0.0
20,821	BorgWarner, Inc.	671,269	0.1
6,216	Boyd Gaming Corp.	342,502	0.0
5,217 (1)	Bright Horizons Family Solutions, Inc.	574,287	0.1
6,112	Brunswick Corp.	444,770	0.0
5,741 (1)	Burlington Stores, Inc.	1,377,840	0.1
19,472 (1)	Caesars Entertainment, Inc.	773,817	0.1
10,271 (1)	Capri Holdings Ltd.	339,765	0.0
14,233 (1)	CarMax, Inc.	1,043,848	0.1
90,358 (1)	Carnival Corp.	1,691,502	0.2
3,246	Carter’s, Inc.	201,155	0.0
9,547 (1)	Carvana Co.	1,228,890	0.1
6,831 (1)	Cava Group, Inc.	633,575	0.1
2,605 (2)	Choice Hotels International, Inc.	309,995	0.0
6,302	Churchill Downs, Inc.	879,759	0.1
3,011	Columbia Sportswear Co.	238,110	0.0
104,874 (1)	Coupang, Inc.	2,197,110	0.2
5,384 (1)	Crocs, Inc.	785,741	0.1
26,847	D.R. Horton, Inc.	3,783,548	0.4
10,778	Darden Restaurants, Inc.	1,630,927	0.2
2,312 (1)	Deckers Outdoor Corp.	2,237,900	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,152	Dick’s Sporting Goods, Inc.	$1,106,907	0.1
278	Dillard’s, Inc. - Class A	122,428	0.0
19,893	Dollar General Corp.	2,630,451	0.3
18,569 (1)	Dollar Tree, Inc.	1,982,612	0.2
3,148	Domino’s Pizza, Inc.	1,625,407	0.2
40,238 (1)	DraftKings, Inc. - Class A	1,535,884	0.2
3,321 (1)	Duolingo, Inc.	692,993	0.1
8,288 (1)	Dutch Bros, Inc. - Class A	343,123	0.0
45,830	eBay, Inc.	2,461,988	0.3
10,529 (1)	Etsy, Inc.	621,000	0.1
11,449 (1)	Expedia Group, Inc.	1,442,460	0.1
4,921 (1)	Five Below, Inc.	536,241	0.1
9,504 (1)	Floor & Decor Holdings, Inc. - Class A	944,793	0.1
24,365 (1)	GameStop Corp. - Class A	601,572	0.1
18,170	Gap, Inc.	434,081	0.0
14,022	Garmin Ltd.	2,284,464	0.2
20,941	Gentex Corp.	705,921	0.1
12,592	Genuine Parts Co.	1,741,725	0.2
2,646 (1)	Grand Canyon Education, Inc.	370,202	0.0
12,563	H&R Block, Inc.	681,292	0.1
10,955	Harley-Davidson, Inc.	367,431	0.0
12,590	Hasbro, Inc.	736,515	0.1
22,249	Hilton Worldwide Holdings, Inc.	4,854,732	0.5
3,964	Hyatt Hotels Corp. - Class A	602,211	0.1
9,999	Kohl’s Corp.	229,877	0.0
32,416	Las Vegas Sands Corp.	1,434,408	0.1
5,111	Lear Corp.	583,727	0.1
12,039	Leggett & Platt, Inc.	137,967	0.0
21,838	Lennar Corp. - Class A	3,272,861	0.3
1,028	Lennar Corp. - Class B	143,334	0.0
8,170 (1)	Light & Wonder, Inc.	856,870	0.1
2,453	Lithia Motors, Inc.	619,260	0.1
24,092	LKQ Corp.	1,001,986	0.1
80,355 (1)(2)	Lucid Group, Inc.	209,727	0.0
24,792	Macy’s, Inc.	476,006	0.0
3,151	Marriott Vacations Worldwide Corp.	275,145	0.0
31,016 (1)	Mattel, Inc.	504,320	0.1
22,078 (1)	MGM Resorts International	981,146	0.1
4,804 (1)	Mohawk Industries, Inc.	545,686	0.1
1,705	Murphy USA, Inc.	800,429	0.1
37,555	Newell Brands, Inc.	240,728	0.0
9,056	Nordstrom, Inc.	192,168	0.0
38,754 (1)	Norwegian Cruise Line Holdings Ltd.	728,188	0.1
269 (1)	NVR, Inc.	2,041,323	0.2
5,519 (1)	Ollie’s Bargain Outlet Holdings, Inc.	541,800	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
13,638 (1)(2)	Penn Entertainment, Inc.	$263,964	0.0
1,670	Penske Automotive Group, Inc.	248,863	0.0
7,879 (1)	Planet Fitness, Inc. - Class A	579,816	0.1
4,727	Polaris, Inc.	370,171	0.0
3,375	Pool Corp.	1,037,239	0.1
18,939	PulteGroup, Inc.	2,085,184	0.2
5,186	PVH Corp.	549,042	0.1
31,728 (1)(2)	QuantumScape Corp.	156,102	0.0
3,484	Ralph Lauren Corp.	609,909	0.1
1,348 (1)	RH	329,505	0.0
74,501 (1)(2)	Rivian Automotive, Inc. - Class A	999,803	0.1
29,793	Ross Stores, Inc.	4,329,519	0.4
21,468 (1)	Royal Caribbean Cruises Ltd.	3,422,643	0.3
12,914	Service Corp. International	918,573	0.1
5,992	SharkNinja, Inc.	450,292	0.0
12,237 (1)	Skechers USA, Inc. - Class A	845,821	0.1
20,732	Tapestry, Inc.	887,122	0.1
15,189	Tempur Sealy International, Inc.	719,047	0.1
6,036	Texas Roadhouse, Inc.	1,036,442	0.1
4,604	Thor Industries, Inc.	430,244	0.0
9,391	Toll Brothers, Inc.	1,081,655	0.1
2,875 (1)	TopBuild Corp.	1,107,651	0.1
9,767	Tractor Supply Co.	2,637,090	0.3
6,198	Travel + Leisure Co.	278,786	0.0
4,332 (1)	Ulta Beauty, Inc.	1,671,589	0.2
17,080 (1)	Under Armour, Inc. - Class A	113,924	0.0
17,524 (1)(2)	Under Armour, Inc. - Class C	114,432	0.0
3,438	Vail Resorts, Inc.	619,287	0.1
31,676	VF Corp.	427,626	0.0
8,357 (1)	Wayfair, Inc. - Class A	440,665	0.0
15,616	Wendy’s Co.	264,847	0.0
4,790	Whirlpool Corp.	489,538	0.1
5,761	Williams-Sonoma, Inc.	1,626,734	0.2
2,656	Wingstop, Inc.	1,122,585	0.1
7,102	Wyndham Hotels & Resorts, Inc.	525,548	0.1
9,249	Wynn Resorts Ltd.	827,786	0.1
7,711 (1)	YETI Holdings, Inc.	294,175	0.0
25,514	Yum! Brands, Inc.	3,379,584	0.3
		110,080,895	11.1

	Consumer Staples: 4.8%
37,833	Albertsons Cos., Inc. - Class A	747,202	0.1
44,650	Archer-Daniels- Midland Co.	2,699,092	0.3
11,797 (1)	BellRing Brands, Inc.	674,081	0.1
11,942 (1)	BJ’s Wholesale Club Holdings, Inc.	1,048,985	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
823 (1)	Boston Beer Co., Inc. - Class A	$251,056	0.0
4,408	Brown-Forman Corp. - Class A	194,525	0.0
15,599	Brown-Forman Corp. - Class B	673,721	0.1
12,752	Bunge Global SA	1,361,531	0.1
17,383	Campbell Soup Co.	785,538	0.1
3,351	Casey’s General Stores, Inc.	1,278,608	0.1
15,944 (1)	Celsius Holdings, Inc.	910,243	0.1
22,091	Church & Dwight Co., Inc.	2,290,395	0.2
11,240	Clorox Co.	1,533,923	0.2
534	Coca-Cola Consolidated, Inc.	579,390	0.1
43,145	Conagra Brands, Inc.	1,226,181	0.1
35,617 (1)	Coty, Inc. - Class A	356,882	0.0
14,353 (1)	Darling Ingredients, Inc.	527,473	0.1
4,790 (1)	e.l.f. Beauty, Inc.	1,009,349	0.1
16,966	Flowers Foods, Inc.	376,645	0.0
4,214 (1)	Freshpet, Inc.	545,249	0.1
51,144	General Mills, Inc.	3,235,369	0.3
8,773 (1)	Grocery Outlet Holding Corp.	194,059	0.0
13,360	Hershey Co.	2,455,969	0.3
26,251	Hormel Foods Corp.	800,393	0.1
5,932	Ingredion, Inc.	680,400	0.1
9,343	JM Smucker Co.	1,018,761	0.1
23,738	Kellogg Co.	1,369,208	0.1
173,411	Kenvue, Inc.	3,152,612	0.3
60,079	Kroger Co.	2,999,744	0.3
13,027	Lamb Weston Holdings, Inc.	1,095,310	0.1
15,579 (1)	Maplebear, Inc.	500,709	0.1
22,808	McCormick & Co., Inc.	1,617,999	0.2
15,847	Molson Coors Beverage Co. - Class B	805,503	0.1
13,835 (1)	Performance Food Group Co.	914,632	0.1
3,734 (1)	Pilgrim’s Pride Corp.	143,722	0.0
4,472 (1)	Post Holdings, Inc.	465,803	0.0
4,922	Reynolds Consumer Products, Inc.	137,718	0.0
23	Seaboard Corp.	72,697	0.0
2,653	Spectrum Brands Holdings, Inc.	227,972	0.0
45,105	Sysco Corp.	3,220,046	0.3
25,468	Tyson Foods, Inc. - Class A	1,455,242	0.1
20,738 (1)	US Foods Holding Corp.	1,098,699	0.1
64,822	Walgreens Boots Alliance, Inc.	784,022	0.1
		47,516,658	4.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 5.4%
30,686	Antero Midstream Corp.	$452,312	0.0
26,262 (1)	Antero Resources Corp.	856,929	0.1
32,761	APA Corp.	964,484	0.1
90,384	Baker Hughes Co.	3,178,805	0.3
20,796	Cheniere Energy, Inc.	3,635,765	0.4
11,883 (2)	Chesapeake Energy Corp.	976,664	0.1
5,594	Chord Energy Corp.	938,002	0.1
9,047	Civitas Resources, Inc.	624,243	0.1
67,173	Coterra Energy, Inc.	1,791,504	0.2
56,982	Devon Energy Corp.	2,700,947	0.3
16,102	Diamondback Energy, Inc.	3,223,459	0.3
8,791	DT Midstream, Inc.	624,425	0.1
39,679	EQT Corp.	1,467,329	0.1
79,828	Halliburton Co.	2,696,590	0.3
25,298	Hess Corp.	3,731,961	0.4
14,667	HF Sinclair Corp.	782,338	0.1
175,552	Kinder Morgan, Inc.	3,488,218	0.3
51,719	Marathon Oil Corp.	1,482,784	0.1
10,641	Matador Resources Co.	634,204	0.1
5,895 (2)	New Fortress Energy, Inc.	129,572	0.0
35,648	NOV, Inc.	677,668	0.1
52,841	ONEOK, Inc.	4,309,183	0.4
24,283	Ovintiv, Inc.	1,138,144	0.1
56,852	Permian Resources Corp.	918,160	0.1
21,463	Range Resources Corp.	719,654	0.1
99,294 (1)	Southwestern Energy Co.	668,249	0.1
19,897	Targa Resources Corp.	2,562,336	0.2
38,829	TechnipFMC PLC	1,015,378	0.1
1,677 (2)	Texas Pacific Land Corp.	1,231,371	0.1
8,268	Viper Energy, Inc.	310,298	0.0
6,533 (1)	Weatherford International PLC	799,966	0.1
110,209	Williams Cos., Inc.	4,683,882	0.5
		53,414,824	5.4

	Financials: 15.0%
2,892	Affiliated Managers Group, Inc.	451,817	0.0
20,621 (1)	Affirm Holdings, Inc.	622,960	0.1
51,794	Aflac, Inc.	4,625,722	0.5
62,841 (2)	AGNC Investment Corp.	599,503	0.1
23,787	Allstate Corp.	3,797,832	0.4
24,849	Ally Financial, Inc.	985,760	0.1
6,498	American Financial Group, Inc.	799,384	0.1
9,073	Ameriprise Financial, Inc.	3,875,895	0.4
45,304	Annaly Capital Management, Inc.	863,494	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
32,666 (1)	Arch Capital Group Ltd.	$3,295,673	0.3
16,146	Ares Management Corp. - Class A	2,151,939	0.2
19,545	Arthur J Gallagher & Co.	5,068,214	0.5
4,709	Assurant, Inc.	782,871	0.1
4,798	Assured Guaranty Ltd.	370,166	0.0
7,029	Axis Capital Holdings Ltd.	496,599	0.0
67,818	Bank of New York Mellon Corp.	4,061,620	0.4
9,621	Bank OZK	394,461	0.0
50,302 (1)	Block, Inc.	3,243,976	0.3
45,423	Blue Owl Capital, Inc.	806,258	0.1
2,054	BOK Financial Corp.	188,229	0.0
5,589 (1)	Brighthouse Financial, Inc.	242,227	0.0
21,625	Brown & Brown, Inc.	1,933,491	0.2
19,822	Carlyle Group, Inc.	795,853	0.1
9,551	Cboe Global Markets, Inc.	1,624,243	0.2
13,862	Cincinnati Financial Corp.	1,637,102	0.2
41,374	Citizens Financial Group, Inc.	1,490,705	0.1
1,987	CNA Financial Corp.	91,541	0.0
17,873 (1)	Coinbase Global, Inc. - Class A	3,971,917	0.4
18,876	Columbia Banking System, Inc.	375,444	0.0
12,002	Comerica, Inc.	612,582	0.1
10,785	Commerce Bancshares, Inc.	601,587	0.1
23,144	Corebridge Financial, Inc.	673,953	0.1
6,265 (1)	Corpay, Inc.	1,669,059	0.2
563 (1)	Credit Acceptance Corp.	289,765	0.0
5,324	Cullen/Frost Bankers, Inc.	541,078	0.1
22,643	Discover Financial Services	2,961,931	0.3
12,490	East West Bancorp, Inc.	914,643	0.1
29,580	Equitable Holdings, Inc.	1,208,639	0.1
3,247	Evercore, Inc. - Class A	676,772	0.1
3,896	Everest Re Group Ltd.	1,484,454	0.1
32,200	F.N.B. Corp.	440,496	0.0
3,443	FactSet Research Systems, Inc.	1,405,674	0.1
23,495	Fidelity National Financial, Inc.	1,161,123	0.1
50,901	Fidelity National Information Services, Inc.	3,835,899	0.4
61,833	Fifth Third Bancorp	2,256,286	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,046	First American Financial Corp.	$488,032	0.0
1,085	First Citizens BancShares, Inc. - Class A	1,826,717	0.2
11,531	First Hawaiian, Inc.	239,384	0.0
49,418	First Horizon Corp.	779,322	0.1
25,798	Franklin Resources, Inc.	576,585	0.1
23,048	Global Payments, Inc.	2,228,742	0.2
8,396	Globe Life, Inc.	690,823	0.1
3,231	Hanover Insurance Group, Inc.	405,297	0.0
26,881	Hartford Financial Services Group, Inc.	2,702,616	0.3
4,656	Houlihan Lokey, Inc.	627,908	0.1
130,728	Huntington Bancshares, Inc.	1,722,995	0.2
9,404	Interactive Brokers Group, Inc. - Class A	1,152,930	0.1
33,080	Invesco Ltd.	494,877	0.0
11,700	Janus Henderson Group PLC	394,407	0.0
16,306	Jefferies Financial Group, Inc.	811,387	0.1
5,484	Kemper Corp.	325,366	0.0
83,794	KeyCorp	1,190,713	0.1
1,994	Kinsale Capital Group, Inc.	768,248	0.1
9,909	Lazard, Inc.	378,326	0.0
15,402	Lincoln National Corp.	479,002	0.0
16,402	Loews Corp.	1,225,885	0.1
6,740	LPL Financial Holdings, Inc.	1,882,482	0.2
15,048	M&T Bank Corp.	2,277,665	0.2
1,162 (1)	Markel Corp.	1,830,917	0.2
3,344	MarketAxess Holdings, Inc.	670,572	0.1
24,151	MGIC Investment Corp.	520,454	0.1
2,416	Morningstar, Inc.	714,774	0.1
6,958	MSCI, Inc.	3,352,016	0.3
33,602	Nasdaq, Inc.	2,024,857	0.2
18,313	Northern Trust Corp.	1,537,926	0.2
288,151 (1)	NU Holdings Ltd./ Cayman Islands - Class A	3,714,266	0.4
22,799	Old Republic International Corp.	704,489	0.1
10,218	OneMain Holdings, Inc.	495,471	0.0
6,861	Pinnacle Financial Partners, Inc.	549,154	0.1
6,457	Popular, Inc.	570,993	0.1
3,128	Primerica, Inc.	740,022	0.1
21,124	Principal Financial Group, Inc.	1,657,178	0.2
8,122	Prosperity Bancshares, Inc.	496,579	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
32,549	Prudential Financial, Inc.	$3,814,417	0.4
17,121	Raymond James Financial, Inc.	2,116,327	0.2
83,187	Regions Financial Corp.	1,667,067	0.2
5,947	Reinsurance Group of America, Inc.	1,220,741	0.1
4,694	RenaissanceRe Holdings Ltd.	1,049,156	0.1
43,704	Rithm Capital Corp.	476,811	0.0
3,750	RLI Corp.	527,587	0.1
60,131 (1)	Robinhood Markets, Inc. - Class A	1,365,575	0.1
12,530 (1)	Rocket Cos., Inc. - Class A	171,661	0.0
9,263	Ryan Specialty Holdings, Inc.	536,420	0.1
9,150	SEI Investments Co.	591,914	0.1
5,440 (1)(2)	Shift4 Payments, Inc. - Class A	399,024	0.0
19,751	SLM Corp.	410,623	0.0
93,283 (1)(2)	SoFi Technologies, Inc.	616,601	0.1
26,831	Starwood Property Trust, Inc.	508,179	0.0
27,292	State Street Corp.	2,019,608	0.2
8,987	Stifel Financial Corp.	756,256	0.1
36,308	Synchrony Financial	1,713,375	0.2
13,212	Synovus Financial Corp.	530,990	0.1
19,861	T. Rowe Price Group, Inc.	2,290,172	0.2
4,574	TFS Financial Corp.	57,724	0.0
40,159 (1)	Toast, Inc. - Class A	1,034,897	0.1
7,606	TPG, Inc.	315,269	0.0
10,509	Tradeweb Markets, Inc. - Class A	1,113,954	0.1
17,277	Unum Group	883,027	0.1
8,539	UWM Holdings Corp.	59,175	0.0
7,508	Virtu Financial, Inc. - Class A	168,555	0.0
9,174 (3)	Voya Financial, Inc.	652,730	0.1
18,747	W.R. Berkley Corp.	1,473,139	0.1
15,452	Webster Financial Corp.	673,553	0.1
9,720	Western Alliance Bancorp	610,610	0.1
3,779 (1)	WEX, Inc.	669,412	0.1
226	White Mountains Insurance Group Ltd.	410,744	0.0
9,255	Willis Towers Watson PLC	2,426,106	0.2
5,550	Wintrust Financial Corp.	547,008	0.1
36,938	XP, Inc. - Class A	649,739	0.1
13,092	Zions Bancorp NA	567,800	0.1
		148,724,160	15.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 10.3%
9,422 (1)	10X Genomics, Inc. - Class A	$183,258	0.0
8,238 (1)	Acadia Healthcare Co., Inc.	556,394	0.1
26,523	Agilent Technologies, Inc.	3,438,176	0.3
6,785 (1)	Align Technology, Inc.	1,638,103	0.2
11,435 (1)	Alnylam Pharmaceuticals, Inc.	2,778,705	0.3
2,901 (1)	Amedisys, Inc.	266,312	0.0
15,226	AmerisourceBergen Corp.	3,430,418	0.3
9,454 (1)	Apellis Pharmaceuticals, Inc.	362,655	0.0
61,409 (1)	Avantor, Inc.	1,301,871	0.1
4,962 (1)	Azenta, Inc.	261,100	0.0
46,108	Baxter International, Inc.	1,542,313	0.2
13,191 (1)	Biogen, Inc.	3,057,938	0.3
17,096 (1)	BioMarin Pharmaceutical, Inc.	1,407,514	0.1
1,748 (1)	Bio-Rad Laboratories, Inc. - Class A	477,396	0.0
14,063	Bio-Techne Corp.	1,007,614	0.1
9,492	Bruker Corp.	605,684	0.1
22,055	Cardinal Health, Inc.	2,168,448	0.2
16,385 (1)	Catalent, Inc.	921,329	0.1
48,307 (1)	Centene Corp.	3,202,754	0.3
6,243 (1)	Cerevel Therapeutics Holdings, Inc.	255,276	0.0
10,888 (1)	Certara, Inc.	150,799	0.0
4,624 (1)	Charles River Laboratories International, Inc.	955,226	0.1
1,344	Chemed Corp.	729,227	0.1
17,672	Cooper Cos., Inc.	1,542,766	0.2
4,565 (1)	DaVita, Inc.	632,572	0.1
18,737	DENTSPLY SIRONA, Inc.	466,739	0.0
35,821 (1)	Dexcom, Inc.	4,061,385	0.4
10,842 (1)	Doximity, Inc. - Class A	303,251	0.0
44,569 (1)	Elanco Animal Health, Inc.	643,131	0.1
8,959	Encompass Health Corp.	768,593	0.1
4,923 (1)	Enovis Corp.	222,520	0.0
15,557 (1)	Envista Holdings Corp.	258,713	0.0
16,516 (1)	Exact Sciences Corp.	697,801	0.1
25,915 (1)	Exelixis, Inc.	582,310	0.1
8,098 (1)	Fortrea Holdings, Inc.	189,007	0.0
38,608	GE HealthCare Technologies, Inc.	3,008,335	0.3
10,136 (1)	Globus Medical, Inc. - Class A	694,215	0.1
2,404 (1)	GRAIL, Inc.	36,949	0.0
11,553 (1)	Henry Schein, Inc.	740,547	0.1
20,924 (1)	Hologic, Inc.	1,553,607	0.2
10,917	Humana, Inc.	4,079,137	0.4
7,465 (1)	IDEXX Laboratories, Inc.	3,636,948	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
14,424 (1)	Illumina, Inc.	$1,505,577	0.2
16,786 (1)	Incyte Corp.	1,017,567	0.1
2,694 (1)	Inspire Medical Systems, Inc.	360,538	0.0
6,324 (1)	Insulet Corp.	1,276,183	0.1
9,318 (1)	Intra-Cellular Therapies, Inc.	638,190	0.1
13,130 (1)	Ionis Pharmaceuticals, Inc.	625,776	0.1
16,321 (1)	IQVIA Holdings, Inc.	3,450,912	0.3
5,510 (1)	Jazz Pharmaceuticals PLC	588,082	0.1
7,611 (1)	Labcorp Holdings, Inc.	1,548,915	0.2
3,878 (1)	Masimo Corp.	488,395	0.1
2,301 (1)	Medpace Holdings, Inc.	947,667	0.1
1,911 (1)	Mettler-Toledo International, Inc.	2,670,794	0.3
5,258 (1)	Molina Healthcare, Inc.	1,563,203	0.2
10,247 (1)	Natera, Inc.	1,109,648	0.1
9,029 (1)	Neurocrine Biosciences, Inc.	1,243,022	0.1
23,291	Organon & Co.	482,124	0.0
3,338 (1)	Penumbra, Inc.	600,740	0.1
12,269	Perrigo Co. PLC	315,068	0.0
10,778	Premier, Inc. - Class A	201,225	0.0
19,999	QIAGEN N.V.	821,759	0.1
10,050	Quest Diagnostics, Inc.	1,375,644	0.1
4,880 (1)	QuidelOrtho Corp.	162,114	0.0
14,201 (1)	R1 RCM, Inc.	178,365	0.0
5,044 (1)	Repligen Corp.	635,847	0.1
13,166	ResMed, Inc.	2,520,236	0.3
11,139	Revvity, Inc.	1,168,036	0.1
31,730 (1)	Roivant Sciences Ltd.	335,386	0.0
35,432	Royalty Pharma PLC - Class A	934,342	0.1
8,199 (1)	Sarepta Therapeutics, Inc.	1,295,442	0.1
12,550 (1)	Solventum Corp.	663,644	0.1
11,369 (1)	Sotera Health Co.	134,950	0.0
8,924	STERIS PLC	1,959,175	0.2
4,264	Teleflex, Inc.	896,847	0.1
8,777 (1)	Tenet Healthcare Corp.	1,167,604	0.1
7,900 (1)	Ultragenyx Pharmaceutical, Inc.	324,690	0.0
3,954 (1)	United Therapeutics Corp.	1,259,547	0.1
5,240	Universal Health Services, Inc. - Class B	969,033	0.1
13,356 (1)	Veeva Systems, Inc. - Class A	2,444,282	0.2
107,458	Viatris, Inc.	1,142,278	0.1
9,521 (1)	Viking Therapeutics, Inc.	504,708	0.1
5,336 (1)	Waters Corp.	1,548,080	0.2
6,573	West Pharmaceutical Services, Inc.	2,165,080	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
18,513	Zimmer Biomet Holdings, Inc.	$2,009,216	0.2
		102,066,967	10.3

	Industrials: 16.4%
10,881	A.O. Smith Corp.	889,848	0.1
6,183	AAON, Inc.	539,405	0.1
2,788	Acuity Brands, Inc.	673,135	0.1
6,016	Advanced Drainage Systems, Inc.	964,906	0.1
12,288	AECOM	1,083,064	0.1
5,634	AGCO Corp.	551,456	0.1
9,441	Air Lease Corp.	448,731	0.0
11,360 (1)	Alaska Air Group, Inc.	458,944	0.0
7,918	Allegion PLC	935,512	0.1
7,912	Allison Transmission Holdings, Inc.	600,521	0.1
9,079	AMERCO	544,922	0.1
59,260 (1)	American Airlines Group, Inc.	671,416	0.1
20,905	AMETEK, Inc.	3,485,073	0.4
20,590 (1)	API Group Corp.	774,802	0.1
3,933	Armstrong World Industries, Inc.	445,373	0.0
1,556	Avis Budget Group, Inc.	162,633	0.0
6,501 (1)	Axon Enterprise, Inc.	1,912,854	0.2
12,997 (1)	AZEK Co., Inc.	547,564	0.1
11,593	Booz Allen Hamilton Holding Corp.	1,784,163	0.2
10,866 (1)	Builders FirstSource, Inc.	1,503,963	0.1
8,254	BWX Technologies, Inc.	784,130	0.1
1,998 (1)	CACI International, Inc. - Class A	859,400	0.1
4,308	Carlisle Cos., Inc.	1,745,645	0.2
13,418 (1)	Ceridian HCM Holding, Inc.	665,533	0.1
10,385	CH Robinson Worldwide, Inc.	915,126	0.1
36,954 (1)	Clarivate PLC	210,268	0.0
4,667 (1)	Clean Harbors, Inc.	1,055,442	0.1
79,036	CNH Industrial NV	800,635	0.1
3,182	Comfort Systems USA, Inc.	967,710	0.1
15,020 (1)	Core & Main, Inc. - Class A	735,079	0.1
36,752 (1)	CoStar Group, Inc.	2,724,793	0.3
4,427	Crane Co.	641,826	0.1
4,437	Crane Holdings Co.	272,520	0.0
12,372	Cummins, Inc.	3,426,178	0.3
3,453	Curtiss-Wright Corp.	935,694	0.1
58,330	Delta Air Lines, Inc.	2,767,175	0.3
10,870	Donaldson Co., Inc.	777,857	0.1
12,416	Dover Corp.	2,240,467	0.2
27,379	Dun & Bradstreet Holdings, Inc.	253,529	0.0
4,209	EMCOR Group, Inc.	1,536,622	0.2
11,123	Equifax, Inc.	2,696,883	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,119	Esab Corp.	$483,387	0.0
12,781	Expeditors International of Washington, Inc.	1,594,941	0.2
51,834	Fastenal Co.	3,257,249	0.3
18,319	Ferguson PLC	3,547,474	0.4
11,888	Flowserve Corp.	571,813	0.1
31,862	Fortive Corp.	2,360,974	0.2
11,291	Fortune Brands Innovations, Inc.	733,237	0.1
3,184 (1)	FTI Consulting, Inc.	686,247	0.1
18,553 (1)	Gates Industrial Corp. PLC	293,323	0.0
5,330 (1)	Generac Holdings, Inc.	704,733	0.1
15,903	Genpact Ltd.	511,918	0.0
15,143	Graco, Inc.	1,200,537	0.1
10,627 (1)	GXO Logistics, Inc.	536,663	0.1
12,906 (1)	Hayward Holdings, Inc.	158,744	0.0
3,991	HEICO Corp.	892,427	0.1
7,354	HEICO Corp. - Class A	1,305,482	0.1
7,490	Hexcel Corp.	467,750	0.0
36,692	Howmet Aerospace, Inc.	2,848,400	0.3
4,848	Hubbell, Inc.	1,771,847	0.2
3,575	Huntington Ingalls Industries, Inc.	880,630	0.1
6,859	IDEX Corp.	1,380,031	0.1
36,545	Ingersoll Rand, Inc.	3,319,748	0.3
7,459	ITT, Inc.	963,554	0.1
11,287	Jacobs Solutions, Inc.	1,576,907	0.2
7,518	JB Hunt Transport Services, Inc.	1,202,880	0.1
12,049	KBR, Inc.	772,823	0.1
5,251 (1)	Kirby Corp.	628,702	0.1
14,166	Knight-Swift Transportation Holdings, Inc.	707,167	0.1
17,149	L3Harris Technologies, Inc.	3,851,322	0.4
3,220	Landstar System, Inc.	594,026	0.1
12,206	Leidos Holdings, Inc.	1,780,611	0.2
2,902	Lennox International, Inc.	1,552,512	0.2
4,996	Lincoln Electric Holdings, Inc.	942,445	0.1
938 (1)	Loar Holdings, Inc.	50,099	0.0
32,682 (1)	Lyft, Inc. - Class A	460,816	0.0
4,327	ManpowerGroup, Inc.	302,025	0.0
19,933	Masco Corp.	1,328,933	0.1
5,672 (1)	MasTec, Inc.	606,847	0.1
18,387	MDU Resources Group, Inc.	461,514	0.0
4,821 (1)	Middleby Corp.	591,103	0.1
3,350	MSA Safety, Inc.	628,761	0.1
4,154	MSC Industrial Direct Co., Inc. - Class A	329,454	0.0
5,137	Nordson Corp.	1,191,476	0.1
14,955	nVent Electric PLC	1,145,703	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
17,787	Old Dominion Freight Line, Inc.	$3,141,184	0.3
5,905	Oshkosh Corp.	638,921	0.1
36,583	Otis Worldwide Corp.	3,521,480	0.4
7,811	Owens Corning	1,356,927	0.1
4,142 (1)	Parsons Corp.	338,857	0.0
6,571 (1)	Paycor HCM, Inc.	83,452	0.0
14,948	Pentair PLC	1,146,063	0.1
13,153	Quanta Services, Inc.	3,342,046	0.3
16,578	RB Global, Inc.	1,265,896	0.1
2,573 (1)	RBC Bearings, Inc.	694,144	0.1
6,010	Regal Rexnord Corp.	812,672	0.1
9,252	Robert Half International, Inc.	591,943	0.1
10,378	Rockwell Automation, Inc.	2,856,856	0.3
25,300	Rollins, Inc.	1,234,387	0.1
3,900	Ryder System, Inc.	483,132	0.0
2,398 (1)	Saia, Inc.	1,137,347	0.1
4,250	Schneider National, Inc. - Class B	102,680	0.0
4,626	Science Applications International Corp.	543,786	0.1
13,528	Sensata Technologies Holding PLC	505,812	0.0
3,837	Simpson Manufacturing Co., Inc.	646,650	0.1
4,037 (1)	SiteOne Landscape Supply, Inc.	490,132	0.0
4,684	Snap-on, Inc.	1,224,351	0.1
54,095	Southwest Airlines Co.	1,547,658	0.2
10,497 (1)(2)	Spirit AeroSystems Holdings, Inc. - Class A	345,036	0.0
19,457	SS&C Technologies Holdings, Inc.	1,219,370	0.1
13,915	Stanley Black & Decker, Inc.	1,111,669	0.1
8,345 (1)	Stericycle, Inc.	485,095	0.0
4,825	Tetra Tech, Inc.	986,616	0.1
17,222	Textron, Inc.	1,478,681	0.1
5,850	Timken Co.	468,760	0.0
9,454	Toro Co.	884,043	0.1
17,569	TransUnion	1,302,917	0.1
9,812 (1)	Trex Co., Inc.	727,265	0.1
683 (1)(2)	U-Haul Holding Co.	42,162	0.0
29,641 (1)	United Airlines Holdings, Inc.	1,442,331	0.1
6,017	United Rentals, Inc.	3,891,374	0.4
1,802	Valmont Industries, Inc.	494,559	0.0
22,363	Veralto Corp.	2,134,996	0.2
12,898	Verisk Analytics, Inc.	3,476,656	0.3
32,417	Vertiv Holdings Co. - Class A	2,806,340	0.3
11,902	Vestis Corp.	145,561	0.0
3,131	Watsco, Inc.	1,450,404	0.1
3,948	WESCO International, Inc.	625,837	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
15,840	Westinghouse Air Brake Technologies Corp.	$2,503,512	0.3
16,720 (1)	WillScot Mobile Mini Holdings Corp.	629,341	0.1
5,387	Woodward, Inc.	939,385	0.1
3,941	WW Grainger, Inc.	3,555,728	0.4
10,350 (1)	XPO, Inc.	1,098,652	0.1
21,881	Xylem, Inc.	2,967,720	0.3
		162,088,418	16.4

	Information Technology: 13.7%
13,631 (1)	Akamai Technologies, Inc.	1,227,880	0.1
6,809 (1)	Allegro MicroSystems, Inc.	192,286	0.0
10,290	Amdocs Ltd.	812,087	0.1
79	Amdocs Ltd.	6,235	0.0
10,206	Amkor Technology, Inc.	408,444	0.0
7,900 (1)	ANSYS, Inc.	2,539,850	0.3
1,990 (1)	Appfolio, Inc. - Class A	486,694	0.1
23,749 (1)	AppLovin Corp. - Class A	1,976,392	0.2
4,874 (1)	Arrow Electronics, Inc.	588,584	0.1
2,434 (1)	Aspen Technology, Inc.	483,465	0.0
1,994 (1)	Astera Labs, Inc.	120,657	0.0
8,128	Avnet, Inc.	418,511	0.0
12,687	Bentley Systems, Inc. - Class B	626,230	0.1
9,272 (1)	BILL Holdings, Inc.	487,893	0.1
10,603	Broadridge Financial Solutions, Inc.	2,088,791	0.2
38,089 (1)	CCC Intelligent Solutions Holdings, Inc.	423,169	0.0
12,165	CDW Corp.	2,723,014	0.3
13,031 (1)	Ciena Corp.	627,834	0.1
4,867 (1)	Cirrus Logic, Inc.	621,321	0.1
27,153 (1)	Cloudflare, Inc. - Class A	2,249,083	0.2
15,561	Cognex Corp.	727,632	0.1
45,071	Cognizant Technology Solutions Corp. - Class A	3,064,828	0.3
11,968 (1)	Coherent Corp.	867,201	0.1
4,300	Concentrix Corp.	272,104	0.0
21,884 (1)	Confluent, Inc. - Class A	646,235	0.1
69,405	Corning, Inc.	2,696,384	0.3
27,068 (1)	Datadog, Inc. - Class A	3,510,449	0.4
18,394 (1)	DocuSign, Inc.	984,079	0.1
5,291	Dolby Laboratories, Inc. - Class A	419,206	0.0
13,119 (1)	DoubleVerify Holdings, Inc.	255,427	0.0
22,511 (1)	Dropbox, Inc. - Class A	505,822	0.1
16,424 (1)	DXC Technology Co.	313,534	0.0
23,562 (1)	Dynatrace, Inc.	1,054,164	0.1
7,366 (1)	Elastic NV	839,061	0.1
11,930 (1)	Enphase Energy, Inc.	1,189,540	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
13,633	Entegris, Inc.	$1,845,908	0.2
5,030 (1)	EPAM Systems, Inc.	946,193	0.1
3,912 (1)	Euronet Worldwide, Inc.	404,892	0.0
5,288 (1)	F5, Inc.	910,752	0.1
2,176 (1)	Fair Isaac Corp.	3,239,324	0.3
9,654 (1)	First Solar, Inc.	2,176,591	0.2
6,634 (1)	Five9, Inc.	292,559	0.0
6,825 (1)	Gartner, Inc.	3,064,834	0.3
50,956	Gen Digital, Inc.	1,272,881	0.1
10,727 (1)	Gitlab, Inc. - Class A	533,346	0.1
8,902 (1)(2)	GLOBALFOUNDRIES, Inc.	450,085	0.0
3,807 (1)	Globant SA	678,636	0.1
12,801 (1)	GoDaddy, Inc. - Class A	1,788,428	0.2
7,410 (1)	Guidewire Software, Inc.	1,021,765	0.1
8,709 (1)	HashiCorp, Inc. - Class A	293,406	0.0
117,491	Hewlett Packard Enterprise Co.	2,487,284	0.3
88,564	HP, Inc.	3,101,511	0.3
4,425 (1)	HubSpot, Inc.	2,609,821	0.3
5,782 (1)	Informatica, Inc. - Class A	178,548	0.0
2,575 (1)	IPG Photonics Corp.	217,304	0.0
10,634	Jabil, Inc.	1,156,873	0.1
6,566	Jack Henry & Associates, Inc.	1,090,087	0.1
29,104	Juniper Networks, Inc.	1,061,132	0.1
15,778 (1)	Keysight Technologies, Inc.	2,157,641	0.2
20,582 (1)	Kyndryl Holdings, Inc.	541,512	0.1
12,329 (1)	Lattice Semiconductor Corp.	714,959	0.1
2,209	Littelfuse, Inc.	564,598	0.1
6,042 (1)	Lumentum Holdings, Inc.	307,659	0.0
5,050 (1)	MACOM Technology Solutions Holdings, Inc.	562,924	0.1
5,545 (1)	Manhattan Associates, Inc.	1,367,841	0.1
48,017	Microchip Technology, Inc.	4,393,555	0.4
1,418 (1)	MicroStrategy, Inc. - Class A	1,953,267	0.2
6,052	MKS Instruments, Inc.	790,270	0.1
6,167 (1)	MongoDB, Inc.	1,541,503	0.2
4,253	Monolithic Power Systems, Inc.	3,494,605	0.4
7,471 (1)	nCino, Inc.	234,963	0.0
18,656	NetApp, Inc.	2,402,893	0.2
21,987 (1)	Nutanix, Inc. - Class A	1,249,961	0.1
13,993 (1)	Okta, Inc.	1,309,885	0.1
38,874 (1)	ON Semiconductor Corp.	2,664,813	0.3
4,434 (1)	Onto Innovation, Inc.	973,529	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
182,195 (1)	Palantir Technologies, Inc. - Class A	$4,614,999	0.5
29,123	Paychex, Inc.	3,452,823	0.3
4,610	Paycom Software, Inc.	659,414	0.1
3,969 (1)	Paylocity Holding Corp.	523,313	0.1
4,036	Pegasystems, Inc.	244,299	0.0
9,532 (1)	Procore Technologies, Inc.	632,067	0.1
10,719 (1)	PTC, Inc.	1,947,321	0.2
26,255 (1)	Pure Storage, Inc. - Class A	1,685,834	0.2
8,721 (1)	Qorvo, Inc.	1,011,985	0.1
7,408 (1)	RingCentral, Inc. - Class A	208,906	0.0
20,753 (1)	SentinelOne, Inc. - Class A	436,851	0.0
14,542	Skyworks Solutions, Inc.	1,549,886	0.2
11,478 (1)	Smartsheet, Inc. - Class A	505,950	0.1
4,486 (1)	Super Micro Computer, Inc.	3,675,604	0.4
6,823	TD SYNNEX Corp.	787,374	0.1
4,249 (1)	Teledyne Technologies, Inc.	1,648,527	0.2
8,785 (1)	Teradata Corp.	303,610	0.0
13,857	Teradyne, Inc.	2,054,855	0.2
22,050 (1)	Trimble, Inc.	1,233,036	0.1
15,769 (1)	Twilio, Inc. - Class A	895,837	0.1
3,838 (1)	Tyler Technologies, Inc.	1,929,670	0.2
377 (2)	Ubiquiti, Inc.	54,914	0.0
35,222 (1)	UiPath, Inc. - Class A	446,615	0.0
26,927 (1)	Unity Software, Inc.	437,833	0.0
4,223	Universal Display Corp.	887,886	0.1
7,854 (1)	VeriSign, Inc.	1,396,441	0.1
13,980	Vontier Corp.	534,036	0.1
29,543 (1)	Western Digital Corp.	2,238,473	0.2
30,609	Western Union Co.	374,042	0.0
11,268 (1)	Wolfspeed, Inc.	256,460	0.0
4,631 (1)	Zebra Technologies Corp. - Class A	1,430,655	0.1
22,567 (1)	Zoom Video Communications, Inc. - Class A	1,335,741	0.1
8,289 (1)	Zscaler, Inc.	1,593,063	0.2
		135,490,944	13.7

	Materials: 6.0%
10,621	Albemarle Corp.	1,014,518	0.1
16,157	Alcoa Corp.	642,725	0.1
130,223	Amcor PLC	1,273,581	0.1
5,976	AptarGroup, Inc.	841,481	0.1
4,521	Ashland, Inc.	427,189	0.0
11,171 (1)	ATI, Inc.	619,432	0.1
7,254	Avery Dennison Corp.	1,586,087	0.2
19,940 (1)	Axalta Coating Systems Ltd.	681,350	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
28,192	Ball Corp.	$1,692,084	0.2
10,486	Berry Global Group, Inc.	617,101	0.1
10,085	Celanese Corp.	1,360,366	0.1
16,950	CF Industries Holdings, Inc.	1,256,334	0.1
13,496	Chemours Co.	304,605	0.0
42,374 (1)	Cleveland-Cliffs, Inc.	652,136	0.1
63,343	Corteva, Inc.	3,416,721	0.3
10,585	Crown Holdings, Inc.	787,418	0.1
63,733	Dow, Inc.	3,381,036	0.3
37,869	DuPont de Nemours, Inc.	3,048,076	0.3
3,086	Eagle Materials, Inc.	671,081	0.1
10,588	Eastman Chemical Co.	1,037,306	0.1
20,261	Element Solutions, Inc.	549,478	0.1
11,273	FMC Corp.	648,761	0.1
27,530	Graphic Packaging Holding Co.	721,561	0.1
14,793	Huntsman Corp.	336,837	0.0
23,153	International Flavors & Fragrances, Inc.	2,204,397	0.2
31,366 (2)	International Paper Co.	1,353,443	0.1
5,832	Louisiana-Pacific Corp.	480,149	0.1
23,571	LyondellBasell Industries NV - Class A	2,254,802	0.2
5,551	Martin Marietta Materials, Inc.	3,007,532	0.3
28,964	Mosaic Co.	837,060	0.1
11,857 (1)(2)	MP Materials Corp.	150,940	0.0
609	NewMarket Corp.	313,982	0.0
21,706	Nucor Corp.	3,431,284	0.3
10,811	Olin Corp.	509,739	0.1
8,027	Packaging Corp. of America	1,465,409	0.2
21,162	PPG Industries, Inc.	2,664,084	0.3
5,170	Reliance Steel & Aluminum Co.	1,476,552	0.2
5,945	Royal Gold, Inc.	744,076	0.1
11,508	RPM International, Inc.	1,239,181	0.1
3,845	Scotts Miracle-Gro Co.	250,156	0.0
13,170	Sealed Air Corp.	458,184	0.0
7,503	Silgan Holdings, Inc.	317,602	0.0
8,866	Sonoco Products Co.	449,683	0.0
13,457	Steel Dynamics, Inc.	1,742,681	0.2
20,171	United States Steel Corp.	762,464	0.1
11,693 (1)	Valvoline, Inc.	505,138	0.1
11,982	Vulcan Materials Co.	2,979,684	0.3
3,035	Westlake Corp.	439,529	0.0
23,158	Westrock Co.	1,163,921	0.1
		58,768,936	6.0

	Real Estate: 7.3%
8,966	Agree Realty Corp.	555,354	0.1
15,684	Alexandria Real Estate Equities, Inc.	1,834,557	0.2
30,567	American Homes 4 Rent - Class A	1,135,870	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
25,725	Americold Realty Trust, Inc.	$657,016	0.1
12,845	AvalonBay Communities, Inc.	2,657,502	0.3
14,218	Boston Properties, Inc.	875,260	0.1
27,127	Brixmor Property Group, Inc.	626,362	0.1
9,368	Camden Property Trust	1,022,142	0.1
27,699 (1)	CBRE Group, Inc. - Class A	2,468,258	0.2
13,713	Cousins Properties, Inc.	317,456	0.0
39,368	Crown Castle, Inc.	3,846,254	0.4
20,256	CubeSmart	914,964	0.1
29,244	Digital Realty Trust, Inc.	4,446,550	0.4
4,325	EastGroup Properties, Inc.	735,682	0.1
6,764	EPR Properties	283,953	0.0
16,683	Equity LifeStyle Properties, Inc.	1,086,564	0.1
34,201	Equity Residential	2,371,497	0.2
5,780	Essex Property Trust, Inc.	1,573,316	0.2
18,938	Extra Space Storage, Inc.	2,943,155	0.3
7,461	Federal Realty Investment Trust	753,337	0.1
11,955	First Industrial Realty Trust, Inc.	567,982	0.1
23,581	Gaming and Leisure Properties, Inc.	1,066,097	0.1
34,419	Healthcare Realty Trust, Inc.	567,225	0.1
64,183	Healthpeak Properties, Inc.	1,257,987	0.1
9,441	Highwoods Properties, Inc.	248,015	0.0
63,102	Host Hotels & Resorts, Inc.	1,134,574	0.1
2,803 (1)	Howard Hughes Holdings, Inc.	181,690	0.0
55,410	Invitation Homes, Inc.	1,988,665	0.2
26,363	Iron Mountain, Inc.	2,362,652	0.2
4,278 (1)	Jones Lang LaSalle, Inc.	878,188	0.1
10,580	Kilroy Realty Corp.	329,779	0.0
59,641	Kimco Realty Corp.	1,160,614	0.1
7,883	Lamar Advertising Co. - Class A	942,255	0.1
53,737 (2)	Medical Properties Trust, Inc.	231,606	0.0
10,514	Mid-America Apartment Communities, Inc.	1,499,402	0.2
16,409	National Retail Properties, Inc.	699,023	0.1
6,484	National Storage Affiliates Trust	267,270	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
22,337	Omega Healthcare Investors, Inc.	$765,042	0.1
18,800	Park Hotels & Resorts, Inc.	281,624	0.0
13,374	Rayonier, Inc.	389,050	0.0
78,046	Realty Income Corp.	4,122,390	0.4
16,642	Regency Centers Corp.	1,035,132	0.1
19,522	Rexford Industrial Realty, Inc.	870,486	0.1
9,716	SBA Communications Corp.	1,907,251	0.2
29,297	Simon Property Group, Inc.	4,447,285	0.5
16,382	STAG Industrial, Inc.	590,735	0.1
11,167	Sun Communities, Inc.	1,343,837	0.1
29,721	UDR, Inc.	1,223,019	0.1
36,515	Ventas, Inc.	1,871,759	0.2
94,400	VICI Properties, Inc.	2,703,616	0.3
15,866	Vornado Realty Trust	417,117	0.0
66,004	Weyerhaeuser Co.	1,873,854	0.2
19,618	WP Carey, Inc.	1,079,971	0.1
4,257 (1)	Zillow Group, Inc. - Class A	191,735	0.0
14,358 (1)	Zillow Group, Inc. - Class C	666,068	0.1
		72,268,044	7.3

	Utilities: 5.3%
64,204	AES Corp.	1,128,064	0.1
23,199	Alliant Energy Corp.	1,180,829	0.1
24,092	Ameren Corp.	1,713,182	0.2
17,661	American Water Works Co., Inc.	2,281,095	0.2
13,620	Atmos Energy Corp.	1,588,773	0.2
6,421	Avangrid, Inc.	228,138	0.0
12,232 (2)	Brookfield Renewable Corp. - Class A	347,144	0.0
57,358	CenterPoint Energy, Inc.	1,776,951	0.2
3,136	Clearway Energy, Inc. - Class A	71,062	0.0
7,419	Clearway Energy, Inc. - Class C	183,175	0.0
26,948	CMS Energy Corp.	1,604,214	0.2
31,361	Consolidated Edison, Inc.	2,804,301	0.3
18,719	DTE Energy Co.	2,077,996	0.2
34,447	Edison International	2,473,639	0.3
19,303	Entergy Corp.	2,065,421	0.2
22,797	Essential Utilities, Inc.	851,012	0.1
20,162	Evergy, Inc.	1,067,981	0.1
31,802	Eversource Energy	1,803,491	0.2
90,607	Exelon Corp.	3,135,908	0.3
52,132	FirstEnergy Corp.	1,995,092	0.2
4,578	IDACORP, Inc.	426,441	0.0
8,247	National Fuel Gas Co.	446,905	0.1
40,606	NiSource, Inc.	1,169,859	0.1
19,361	NRG Energy, Inc.	1,507,448	0.2
18,097	OGE Energy Corp.	646,063	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
193,580	PG&E Corp.	$3,379,907	0.3
10,279	Pinnacle West Capital Corp.	785,110	0.1
66,872	PPL Corp.	1,849,011	0.2
45,156	Public Service Enterprise Group, Inc.	3,327,997	0.3
18,996	UGI Corp.	435,008	0.0
31,195	Vistra Corp.	2,682,146	0.3
28,639	WEC Energy Group, Inc.	2,247,016	0.2
50,365	Xcel Energy, Inc.	2,689,995	0.3
		51,970,374	5.3

	Total Common Stock (Cost $533,093,404)	976,196,098	98.7
EXCHANGE-TRADED FUNDS: 1.0%
114,033	iShares Russell Mid- Cap ETF	9,245,796	1.0

	Total Exchange-Traded Funds (Cost $9,211,890)	9,245,796	1.0
OTHER(4): —%
	Communication Services: —%
14,786 (5)(6)	GCI Liberty, Inc. - Class A	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $542,305,294)	985,441,894	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.7%
909,163 (7)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $909,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%- 6.070%, Market Value plus accrued interest $927,346, due 10/01/27-01/01/57)	909,163	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,908,869 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,909,721, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,947,046, due 08/08/24-04/20/74)	$1,908,869	0.2
1,908,869 (7)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,909,721, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,947,047, due 04/30/27-04/20/72)	1,908,869	0.2
1,800,000 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,800,806, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,832,490, due 10/15/25-02/15/53)	1,800,000	0.2
	Total Repurchase Agreements (Cost $6,526,901)	6,526,901	0.7

	Time Deposits: 0.1%
150,000 (7)	BNP Paribas SA, 5.290%, 07/01/2024 (Cost $150,000)	150,000	0.1
150,000 (7)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024 (Cost $150,000)	150,000	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
150,000 (7)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024 (Cost $150,000)	$150,000	0.0
140,000 (7)	DZ Bank AG, 5.300%, 07/01/2024 (Cost $140,000)	140,000	0.0
150,000 (7)	HSBC Bank PLC, 5.380%, 07/01/2024 (Cost $150,000)	150,000	0.0
130,000 (7)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024 (Cost $130,000)	130,000	0.0
150,000 (7)	Mizuho Bank Ltd., 5.320%, 07/01/2024 (Cost $150,000)	150,000	0.0
150,000 (7)	Royal Bank of Canada, 5.320%, 07/01/2024 (Cost $150,000)	150,000	0.0
150,000 (7)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024 (Cost $150,000)	150,000	0.0
140,000 (7)	Svenska Handelsbanken AB, 5.310%, 07/01/2024 (Cost $140,000)	140,000	0.0
	Total Time Deposits (Cost $1,460,000)	1,460,000	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
1,247,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $1,247,000)	$1,247,000	0.1
	Total Short-Term Investments (Cost $9,233,901)	9,233,901	0.9
	Total Investments in Securities (Cost $551,539,195)	$994,675,795	100.6
	Liabilities in Excess of Other Assets	(5,933,835)	(0.6)
	Net Assets	$988,741,960	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$976,196,098	$—	$—	$976,196,098
Exchange-Traded Funds	9,245,796	—	—	9,245,796
Short-Term Investments	1,247,000	7,986,901	—	9,233,901
Total Investments, at fair value	$986,688,894	$7,986,901	$—	$994,675,795
Other Financial Instruments+
Futures	2,101	—	—	2,101
Total Assets	$986,690,995	$7,986,901	$—	$994,677,896

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$648,468	$70,673	$(19,018)	$(47,393)	$652,730	$6,751	$30,336	$—
	$648,468	$70,673	$(19,018)	$(47,393)	$652,730	$6,751	$30,336	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At June 30, 2024, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	10	09/20/24	$2,958,100	$2,101
			$2,958,100	$2,101

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$2,101
Total Asset Derivatives		$2,101

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$228,829
Total	$228,829

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(183,396)
Total	$(183,396)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $564,570,908.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$479,299,772
Gross Unrealized Depreciation	(49,192,785)
Net Unrealized Appreciation	$430,106,987

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Common Stock: 0.0%
13,736	CANOO, Inc.	$29,258	0.0
5,942	FIBROBIOLOGICS, Inc.	29,650	0.0
15,791	REGULUS THERAPEUTICS, Inc.	28,187	0.0
33,164	RIGETTI COMPUTING, Inc.	35,485	0.0
		122,580	0.0

	Common Stocks: 0.0%
7,787 (1)(2)	INHIBRX, Inc.	32,004	0.0

	Communication Services: 2.5%
25,420 (3)	Advantage Solutions, Inc.	81,852	0.0
63,182 (3)	AMC Entertainment Holdings, Inc. - Class A	314,646	0.1
7,254 (3)	AMC Networks, Inc. - Class A	70,074	0.0
3,099 (3)	Anterix, Inc.	122,689	0.0
26,854 (3)(4)	AST SpaceMobile, Inc.	311,775	0.1
13,896 (3)	Atlanta Braves Holdings, Inc. - Class C	548,058	0.1
2,576	ATN International, Inc.	58,733	0.0
5,661 (3)	Bandwidth, Inc. - Class A	95,558	0.0
6,022 (3)	Boston Omaha Corp. - Class A	81,056	0.0
21,917 (3)	Bumble, Inc. - Class A	230,348	0.1
1,272	Cable One, Inc.	450,288	0.1
9,128 (3)(4)	Cardlytics, Inc.	74,941	0.0
21,107 (3)	Cargurus, Inc.	553,003	0.1
15,003 (3)	Cars.com, Inc.	295,559	0.1
25,063 (3)	Cinemark Holdings, Inc.	541,862	0.1
84,531 (3)	Clear Channel Outdoor Holdings, Inc.	119,189	0.0
9,937	Cogent Communications Holdings, Inc.	560,844	0.1
18,296 (3)	Consolidated Communications Holdings, Inc.	80,502	0.0
342 (3)	Daily Journal Corp.	134,912	0.0
27,735 (3)	EchoStar Corp. - Class A	493,960	0.1
19,333 (3)	Eventbrite, Inc. - Class A	93,572	0.0
5,797 (3)	EverQuote, Inc. - Class A	120,925	0.0
14,216 (3)	EW Scripps Co. - Class A	44,638	0.0
66,437 (3)	fuboTV, Inc.	82,382	0.0
33,049 (3)	Gannett Co., Inc.	152,356	0.0
23,938 (3)	Getty Images Holdings, Inc.	78,035	0.0
170,860 (3)	Globalstar, Inc.	191,363	0.0
14,968 (3)	Gogo, Inc.	143,992	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
19,620	Gray Television, Inc.	$102,024	0.0
9,467 (3)	Grindr, Inc.	115,876	0.0
1,716 (3)	Ibotta, Inc. - Class A	128,972	0.0
3,810	IDT Corp. - Class B	136,855	0.0
25,307 (3)	iHeartMedia, Inc. - Class A	27,585	0.0
10,069 (3)	IMAX Corp.	168,857	0.0
26,791 (3)	Innovid Corp.	49,563	0.0
16,234 (3)	Integral Ad Science Holding Corp.	157,794	0.0
8,240	John Wiley & Sons, Inc. - Class A	335,368	0.1
39,336 (3)	Liberty Latin America Ltd. - Class C	378,412	0.1
13,670 (3)	Lions Gate Entertainment Corp. - Class A	128,771	0.0
27,677 (3)	Lions Gate Entertainment Corp. - Class B	237,192	0.1
17,684 (3)	LiveOne, Inc.	27,764	0.0
230,777 (3)	Lumen Technologies, Inc.	253,855	0.1
8,911 (3)	Madison Square Garden Entertainment Corp.	305,024	0.1
30,009 (3)	Magnite, Inc.	398,820	0.1
5,775 (4)	Marcus Corp.	65,662	0.0
5,773 (3)	MediaAlpha, Inc. - Class A	76,030	0.0
16,929 (3)	National CineMedia, Inc.	74,317	0.0
40,193 (3)	Nextdoor Holdings, Inc.	111,737	0.0
6,808 (3)	Ooma, Inc.	67,603	0.0
11,416 (3)	Outbrain, Inc.	56,852	0.0
21,641 (3)	Playstudios, Inc.	44,797	0.0
9,557 (3)	PubMatic, Inc. - Class A	194,103	0.1
12,196 (3)	QuinStreet, Inc.	202,332	0.1
5,704	Scholastic Corp.	202,321	0.1
11,584	Shenandoah Telecommunications Co.	189,167	0.0
5,592	Shutterstock, Inc.	216,410	0.1
7,411	Sinclair, Inc.	98,789	0.0
6,006 (3)	Sphere Entertainment Co.	210,570	0.1
4,251	Spok Holdings, Inc.	62,957	0.0
20,925 (3)	Stagwell, Inc.	142,709	0.0
6,122 (3)	TechTarget, Inc.	190,823	0.0
43,540	TEGNA, Inc.	606,948	0.1
22,369	Telephone and Data Systems, Inc.	463,709	0.1
7,622 (3)	Thryv Holdings, Inc.	135,824	0.0
21,973 (3)	TrueCar, Inc.	68,775	0.0
34,416 (3)	Vimeo, Inc.	128,372	0.0
18,446 (3)	Vivid Seats, Inc. - Class A	106,065	0.0
11,889 (3)	WideOpenWest, Inc.	64,319	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
14,683 (3)	Yelp, Inc.	$542,537	0.1
10,192 (3)	Ziff Davis, Inc.	561,070	0.1
16,431 (3)	ZipRecruiter, Inc. - Class A	149,358	0.0
		14,114,000	2.5

	Consumer Discretionary: 9.7%
6,743 (3)	1-800-Flowers.com, Inc. - Class A	64,193	0.0
7,612	Aaron’s Co., Inc.	75,968	0.0
11,437 (3)	Abercrombie & Fitch Co. - Class A	2,033,956	0.4
16,353	Academy Sports & Outdoors, Inc.	870,797	0.2
12,671 (3)	Accel Entertainment, Inc.	130,004	0.0
6,686	Acushnet Holdings Corp.	424,427	0.1
20,434 (3)	Adient PLC	504,924	0.1
8,832 (3)	Adtalem Global Education, Inc.	602,431	0.1
26,460 (3)	American Axle & Manufacturing Holdings, Inc.	184,955	0.0
41,333	American Eagle Outfitters, Inc.	825,007	0.2
3,759 (3)	American Public Education, Inc.	66,082	0.0
1,438 (3)	America’s Car-Mart, Inc.	86,582	0.0
24,940 (3)	AMMO, Inc.	41,899	0.0
11,804	Arhaus, Inc.	199,956	0.0
20,010	Arko Corp.	125,463	0.0
4,584 (3)	Asbury Automotive Group, Inc.	1,044,556	0.2
18,972 (3)	Atmus Filtration Technologies, Inc.	546,014	0.1
6,603 (3)	Bally’s Corp.	79,038	0.0
34,252 (3)	BARK, Inc.	61,996	0.0
6,960 (3)	Beazer Homes USA, Inc.	191,261	0.0
4,740 (3)	BJ’s Restaurants, Inc.	164,478	0.0
18,884	Bloomin’ Brands, Inc.	363,139	0.1
6,700 (3)	Boot Barn Holdings, Inc.	863,831	0.2
9,949 (3)	Brinker International, Inc.	720,208	0.1
7,215	Buckle, Inc.	266,522	0.1
3,257 (4)	Build-A-Bear Workshop, Inc.	82,304	0.0
7,853	Caleres, Inc.	263,861	0.1
9,538	Camping World Holdings, Inc. - Class A	170,349	0.0
3,245	Carriage Services, Inc.	87,096	0.0
1,911 (3)	Cavco Industries, Inc.	661,531	0.1
6,472	Century Communities, Inc.	528,504	0.1
10,786	Cheesecake Factory, Inc.	423,782	0.1
25,566 (3)	Chegg, Inc.	80,789	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,144 (3)	Chuy’s Holdings, Inc.	$107,413	0.0
8,412	Clarus Corp.	56,613	0.0
4,074 (3)	Cooper-Standard Holdings, Inc.	50,681	0.0
31,058 (3)	Coursera, Inc.	222,375	0.1
4,896	Cracker Barrel Old Country Store, Inc.	206,415	0.0
11,328 (3)(4)	Cricut, Inc. - Class A	67,855	0.0
29,234	Dana, Inc.	354,316	0.1
7,358 (3)	Dave & Buster’s Entertainment, Inc.	292,922	0.1
11,986 (3)	Denny’s Corp.	85,101	0.0
9,773	Designer Brands, Inc. - Class A	66,750	0.0
14,069 (3)	Despegar.com Corp.	186,129	0.0
15,766 (3)	Destination XL Group, Inc.	57,388	0.0
3,388	Dine Brands Global, Inc.	122,646	0.0
5,994 (3)	Dorman Products, Inc.	548,331	0.1
6,482 (3)	Dream Finders Homes, Inc. - Class A	167,365	0.0
6,627 (3)	El Pollo Loco Holdings, Inc.	74,951	0.0
3,511	Escalade, Inc.	48,417	0.0
5,536	Ethan Allen Interiors, Inc.	154,399	0.0
7,969 (3)	European Wax Center, Inc. - Class A	79,132	0.0
17,990 (3)	Everi Holdings, Inc.	151,116	0.0
23,535 (3)(4)	EVgo, Inc.	57,661	0.0
29,734 (3)	Figs, Inc. - Class A	158,482	0.0
6,988 (3)(4)	First Watch Restaurant Group, Inc.	122,709	0.0
1,336	Flexsteel Industries, Inc.	41,495	0.0
18,924	Foot Locker, Inc.	471,586	0.1
9,518 (3)	Fox Factory Holding Corp.	458,672	0.1
17,609 (3)	Frontdoor, Inc.	595,008	0.1
8,481 (3)	Full House Resorts, Inc.	42,405	0.0
8,574 (3)	Funko, Inc. - Class A	83,682	0.0
2,660 (3)	Genesco, Inc.	68,788	0.0
7,160 (3)	Gentherm, Inc.	353,131	0.1
5,372 (3)	GigaCloud Technology, Inc. - Class A	163,413	0.0
9,238 (3)	G-III Apparel Group Ltd.	250,073	0.1
29,474 (3)	Global Business Travel Group I	194,528	0.0
4,509	Golden Entertainment, Inc.	140,275	0.0
64,321 (3)	Goodyear Tire & Rubber Co.	730,043	0.1
32,408 (3)	GoPro, Inc. - Class A	46,019	0.0
776	Graham Holdings Co. - Class B	542,851	0.1
7,127 (3)	Green Brick Partners, Inc.	407,950	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,017	Group 1 Automotive, Inc.	$896,894	0.2
5,304 (3)	Groupon, Inc.	81,150	0.0
14,303 (3)	GrowGeneration Corp.	30,751	0.0
80,452 (3)	Hanesbrands, Inc.	396,628	0.1
3,601	Haverty Furniture Cos., Inc.	91,069	0.0
5,418 (3)	Helen of Troy Ltd.	502,465	0.1
2,605	Hibbett, Inc.	227,182	0.1
17,294 (3)	Hilton Grand Vacations, Inc.	699,196	0.1
13,287 (3)	Holley, Inc.	47,567	0.0
2,904	Hooker Furnishings Corp.	42,050	0.0
1,142 (3)	Hovnanian Enterprises, Inc. - Class A	162,073	0.0
5,773 (3)	Inspired Entertainment, Inc.	52,823	0.0
5,428	Installed Building Products, Inc.	1,116,431	0.2
25,577	International Game Technology PLC	523,305	0.1
6,719 (3)(4)	iRobot Corp.	61,210	0.0
4,331	Jack in the Box, Inc.	220,621	0.1
15,033	KB Home	1,055,016	0.2
12,655	Kontoor Brands, Inc.	837,128	0.2
19,247	Krispy Kreme, Inc.	207,098	0.0
1,341 (3)	Kura Sushi USA, Inc. - Class A	84,604	0.0
3,875 (3)	Lands’ End, Inc.	52,661	0.0
5,087 (3)	Landsea Homes Corp.	46,750	0.0
10,523 (3)	Latham Group, Inc.	31,885	0.0
30,706	Laureate Education, Inc.	458,748	0.1
9,919	La-Z-Boy, Inc.	369,780	0.1
5,585	LCI Industries	577,377	0.1
2,499 (3)	Legacy Housing Corp.	57,327	0.0
41,273 (3)	Leslie’s, Inc.	172,934	0.0
4,724 (3)	LGI Homes, Inc.	422,751	0.1
13,288 (3)	Life Time Group Holdings, Inc.	250,213	0.1
7,011 (3)	Lincoln Educational Services Corp.	83,150	0.0
8,293 (3)	Lindblad Expeditions Holdings, Inc.	80,027	0.0
4,984 (3)(4)	Livewire Group, Inc.	38,177	0.0
3,360 (3)	Lovesac Co.	75,869	0.0
76,347 (3)(4)	Luminar Technologies, Inc.	113,757	0.0
6,134 (3)	M/I Homes, Inc.	749,207	0.1
4,676 (3)	Malibu Boats, Inc. - Class A	163,847	0.0
5,009 (3)	MarineMax, Inc.	162,141	0.0
4,418 (3)	MasterCraft Boat Holdings, Inc.	83,412	0.0
8,106	Meritage Homes Corp.	1,311,956	0.2
21,088 (3)	Mister Car Wash, Inc.	150,147	0.0
11,718 (3)	Modine Manufacturing Co.	1,174,026	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,876	Monarch Casino & Resort, Inc.	$195,942	0.0
11,340 (3)	Mondee Holdings, Inc.	27,216	0.0
6,844 (4)	Monro, Inc.	163,298	0.0
3,698	Movado Group, Inc.	91,932	0.0
17,880 (3)	National Vision Holdings, Inc.	234,049	0.1
8,114 (3)	ODP Corp.	318,637	0.1
23,159 (3)	OneSpaWorld Holdings Ltd.	355,954	0.1
2,963 (3)	OneWater Marine, Inc. - Class A	81,690	0.0
10,235 (3)	Overstock.com, Inc.	133,874	0.0
3,282	Oxford Industries, Inc.	328,692	0.1
7,348	Papa John’s International, Inc.	345,209	0.1
4,849	Patrick Industries, Inc.	526,359	0.1
76,592 (3)	Peloton Interactive, Inc. - Class A	258,881	0.1
15,011	Perdoceo Education Corp.	321,536	0.1
19,160 (3)	Petco Health & Wellness Co., Inc.	72,425	0.0
10,268	Phinia, Inc.	404,148	0.1
9,197 (3)	PlayAGS, Inc.	105,766	0.0
12,194 (3)(4)	Portillo’s, Inc. - Class A	118,526	0.0
6,737 (3)	Potbelly Corp.	54,098	0.0
2,029	RCI Hospitality Holdings, Inc.	88,383	0.0
22,752 (3)	RealReal, Inc.	72,577	0.0
11,053	Red Rock Resorts, Inc. - Class A	607,141	0.1
12,285	Rent-A-Center, Inc.	377,150	0.1
8,823 (3)(4)	Revolve Group, Inc.	140,374	0.0
1,763	Rocky Brands, Inc.	65,161	0.0
17,221 (3)	Rush Street Interactive, Inc.	165,149	0.0
24,100 (3)	Sally Beauty Holdings, Inc.	258,593	0.1
5,778 (3)(4)	Savers Value Village, Inc.	70,723	0.0
7,952 (3)	SeaWorld Entertainment, Inc.	431,873	0.1
8,514 (3)	Shake Shack, Inc. - Class A	766,260	0.1
4,300	Shoe Carnival, Inc.	158,627	0.0
9,701	Signet Jewelers Ltd.	869,016	0.2
16,413	Six Flags Entertainment Corp.	543,927	0.1
12,238 (3)	Skyline Champion Corp.	829,125	0.2
5,037 (3)	Sleep Number Corp.	48,204	0.0
10,985	Smith & Wesson Brands, Inc.	157,525	0.0
38,164 (3)	Solid Power, Inc.	62,971	0.0
3,392	Sonic Automotive, Inc. - Class A	184,762	0.0
28,042 (3)	Sonos, Inc.	413,900	0.1
5,198	Standard Motor Products, Inc.	144,141	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
16,364	Steven Madden Ltd.	$692,197	0.1
21,247 (3)	Stitch Fix, Inc. - Class A	88,175	0.0
6,819 (3)	Stoneridge, Inc.	108,831	0.0
5,016	Strategic Education, Inc.	555,071	0.1
9,629 (3)	Stride, Inc.	678,845	0.1
4,197	Sturm Ruger & Co., Inc.	174,805	0.0
36,720 (3)	Super Group SGHC Ltd.	118,606	0.0
3,369	Superior Group of Cos., Inc.	63,706	0.0
22,417 (3)	Sweetgreen, Inc. - Class A	675,648	0.1
8,065 (3)	Target Hospitality Corp.	70,246	0.0
23,401 (3)	Taylor Morrison Home Corp.	1,297,351	0.2
17,845 (3)	ThredUp, Inc. - Class A	30,337	0.0
7,004 (3)	Tilly’s, Inc. - Class A	42,234	0.0
32,034 (3)(4)	Topgolf Callaway Brands Corp.	490,120	0.1
21,149 (3)	Tri Pointe Homes, Inc.	787,800	0.2
21,641 (3)	Udemy, Inc.	186,762	0.0
9,317 (3)	Universal Technical Institute, Inc.	146,556	0.0
14,545 (3)	Urban Outfitters, Inc.	597,072	0.1
17,872 (3)	Victoria’s Secret & Co.	315,798	0.1
13,384 (3)	Vista Outdoor, Inc.	503,908	0.1
6,125 (3)	Visteon Corp.	653,538	0.1
20,341 (3)	Vizio Holding Corp. - Class A	219,683	0.1
19,950 (3)	Warby Parker, Inc. - Class A	320,397	0.1
694	Winmark Corp.	244,725	0.1
6,386	Winnebago Industries, Inc.	346,121	0.1
18,166	Wolverine World Wide, Inc.	245,604	0.1
5,783 (3)	XPEL, Inc.	205,644	0.0
5,449 (3)	Xponential Fitness, Inc. - Class A	85,004	0.0
4,082 (3)	Zumiez, Inc.	79,517	0.0
		55,444,507	9.7

	Consumer Staples: 2.7%
7,542	Andersons, Inc.	374,083	0.1
17,633 (4)	B&G Foods, Inc.	142,475	0.0
18,213 (3)	Beauty Health Co.	34,969	0.0
13,450 (3)(4)	Beyond Meat, Inc.	90,250	0.0
12,106 (3)	BRC, Inc. - Class A	74,210	0.0
4,054	Calavo Growers, Inc.	92,026	0.0
9,245	Cal-Maine Foods, Inc.	564,962	0.1
14,439 (3)	Central Garden & Pet Co. - Class A	476,920	0.1
7,962 (3)	Chefs’ Warehouse, Inc.	311,394	0.1
17,536	Dole PLC	214,641	0.0
12,352 (3)	Duckhorn Portfolio, Inc.	87,699	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
11,038	Edgewell Personal Care Co.	$443,617	0.1
16,282	Energizer Holdings, Inc.	480,970	0.1
8,173	Fresh Del Monte Produce, Inc.	178,580	0.0
20,960 (3)	Hain Celestial Group, Inc.	144,834	0.0
22,709 (3)	Herbalife Ltd.	235,947	0.0
12,785 (3)	HF Foods Group, Inc.	38,355	0.0
18,757 (3)	Honest Co., Inc.	54,769	0.0
3,553	Ingles Markets, Inc. - Class A	243,771	0.0
4,079	Inter Parfums, Inc.	473,286	0.1
4,869 (3)	Ispire Technology, Inc.	38,952	0.0
3,481	J & J Snack Foods Corp.	565,210	0.1
2,179	John B Sanfilippo & Son, Inc.	211,733	0.0
4,422	Lancaster Colony Corp.	835,625	0.2
4,559	Limoneira Co.	94,873	0.0
8,281 (3)	Mama’s Creations, Inc.	55,813	0.0
2,406 (4)	Medifast, Inc.	52,499	0.0
3,456	MGP Ingredients, Inc.	257,126	0.1
11,580 (3)	Mission Produce, Inc.	114,410	0.0
5,475	National Beverage Corp.	280,539	0.1
2,613	Natural Grocers by Vitamin Cottage, Inc.	55,395	0.0
3,619 (3)	Nature’s Sunshine Products, Inc.	54,538	0.0
11,187	Nu Skin Enterprises, Inc. - Class A	117,911	0.0
1,267	Oil-Dri Corp. of America	81,202	0.0
32,694 (3)	Olaplex Holdings, Inc.	50,349	0.0
5,758	PriceSmart, Inc.	467,550	0.1
35,345	Primo Water Corp.	772,642	0.1
1,265 (3)	Seneca Foods Corp. - Class A	72,611	0.0
20,746 (3)	Simply Good Foods Co.	749,553	0.1
8,595	SpartanNash Co.	161,242	0.0
22,845 (3)	Sprouts Farmers Market, Inc.	1,911,213	0.3
21,296 (3)	SunOpta, Inc.	114,998	0.0
11,252 (3)	TreeHouse Foods, Inc.	412,273	0.1
4,256	Turning Point Brands, Inc.	136,575	0.0
13,528 (3)	United Natural Foods, Inc.	177,217	0.0
5,504	Universal Corp.	265,238	0.1
2,703 (3)	USANA Health Sciences, Inc.	122,284	0.0
15,932	Utz Brands, Inc.	265,108	0.1
33,506	Vector Group Ltd.	354,158	0.1
31,594 (3)	Veru, Inc.	26,580	0.0
8,925 (3)	Vita Coco Co., Inc.	248,561	0.1
7,459 (3)	Vital Farms, Inc.	348,857	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
7,336 (3)	Waldencast PLC - Class A	$26,336	0.0
3,078	WD-40 Co.	676,052	0.1
3,972	Weis Markets, Inc.	249,322	0.1
8,572 (3)	Westrock Coffee Co.	87,692	0.0
14,969	WK Kellogg Co.	246,390	0.1
		15,516,385	2.7

	Energy: 6.5%
10,160 (3)	Amplify Energy Corp.	68,885	0.0
35,239	Archrock, Inc.	712,533	0.1
9,575	Ardmore Shipping Corp.	215,725	0.0
15,787	Atlas Energy Solutions, Inc.	314,635	0.1
17,936	Berry Corp.	115,867	0.0
54,332 (4)	Borr Drilling Ltd.	350,441	0.1
5,897 (3)	Bristow Group, Inc.	197,726	0.0
14,870 (4)	Cactus, Inc. - Class A	784,244	0.1
15,615	California Resources Corp.	831,030	0.2
3,269 (3)	Centrus Energy Corp. - Class A	139,750	0.0
43,008	ChampionX Corp.	1,428,296	0.3
39,881 (3)	Clean Energy Fuels Corp.	106,482	0.0
34,179 (3)	CNX Resources Corp.	830,550	0.2
20,772 (4)	Comstock Resources, Inc.	215,613	0.0
6,741 (3)	CONSOL Energy, Inc.	687,784	0.1
11,322	Core Laboratories, Inc.	229,723	0.1
21,633	Crescent Energy Co. - Class A	256,351	0.1
7,644	CVR Energy, Inc.	204,630	0.0
14,353	Delek US Holdings, Inc.	355,380	0.1
30,829	DHT Holdings, Inc.	356,692	0.1
23,291 (3)	Diamond Offshore Drilling, Inc.	360,778	0.1
10,961	Diversified Energy Co. PLC	147,861	0.0
4,831 (3)	DMC Global, Inc.	69,663	0.0
7,886	Dorian LPG Ltd.	330,897	0.1
8,504 (3)	Dril-Quip, Inc.	158,174	0.0
3,997 (3)(4)	Empire Petroleum Corp.	20,625	0.0
41,808 (3)	Encore Energy Corp.	164,724	0.0
37,249 (3)(4)	Energy Fuels, Inc./ Canada	225,729	0.0
98,043	Equitrans Midstream Corp.	1,272,598	0.2
4,214	Excelerate Energy, Inc. - Class A	77,706	0.0
21,731 (3)	Expro Group Holdings NV	498,075	0.1
7,137 (4)	FLEX LNG Ltd.	192,984	0.0
22,352	Golar LNG Ltd.	700,735	0.1
13,186 (4)	Granite Ridge Resources, Inc.	83,467	0.0
14,459 (3)	Green Plains, Inc.	229,320	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,915 (3)	Gulfport Energy Corp.	$440,165	0.1
6,289 (3)	Hallador Energy Co.	48,866	0.0
33,144 (3)	Helix Energy Solutions Group, Inc.	395,739	0.1
21,919	Helmerich & Payne, Inc.	792,153	0.1
3,892 (4)	HighPeak Energy, Inc.	54,722	0.0
9,245	International Seaways, Inc.	546,657	0.1
8,703	Kinetik Holdings, Inc.	360,652	0.1
5,016	Kodiak Gas Services, Inc.	136,736	0.0
106,339 (3)	Kosmos Energy Ltd.	589,118	0.1
36,815	Liberty Energy, Inc.	769,065	0.1
38,507	Magnolia Oil & Gas Corp. - Class A	975,767	0.2
32,409	Murphy Oil Corp.	1,336,547	0.2
2,121 (3)	Nabors Industries Ltd.	150,930	0.0
3,037 (3)	Natural Gas Services Group, Inc.	61,103	0.0
20,770 (3)	Newpark Resources, Inc.	172,599	0.0
26,688 (3)(4)	NextDecade Corp.	211,903	0.0
25,857	Noble Corp. PLC	1,154,515	0.2
47,445	Nordic American Tankers Ltd.	188,831	0.0
22,113	Northern Oil and Gas, Inc.	821,940	0.2
23,215 (3)	Oceaneering International, Inc.	549,267	0.1
16,060 (3)	Oil States International, Inc.	71,306	0.0
13,439	Overseas Shipholding Group, Inc. - Class A	113,963	0.0
13,064 (3)	Par Pacific Holdings, Inc.	329,866	0.1
90,272	Patterson-UTI Energy, Inc.	935,218	0.2
24,167	PBF Energy, Inc. - Class A	1,112,165	0.2
28,887	Peabody Energy Corp.	638,980	0.1
5,827 (3)(4)	ProFrac Holding Corp. - Class A	43,178	0.0
21,490 (3)	ProPetro Holding Corp.	186,318	0.0
3,568 (3)	REX American Resources Corp.	162,665	0.0
2,730	Riley Exploration Permian, Inc.	77,286	0.0
38,220 (3)(4)	Ring Energy, Inc.	64,592	0.0
20,938	RPC, Inc.	130,863	0.0
12,001 (3)	Sable Offshore Corp.	180,851	0.0
8,258	SandRidge Energy, Inc.	106,776	0.0
10,631	Scorpio Tankers, Inc.	864,194	0.2
6,339 (3)	SEACOR Marine Holdings, Inc.	85,513	0.0
16,932 (3)	Seadrill Ltd.	871,998	0.2
21,951	Select Water Solutions, Inc.	234,876	0.1
26,158	SFL Corp. Ltd.	363,073	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
4,865 (3)	SilverBow Resources, Inc.	$184,043	0.0
18,775	Sitio Royalties Corp. - Class A	443,278	0.1
25,698	SM Energy Co.	1,110,925	0.2
7,161	Solaris Oilfield Infrastructure, Inc. - Class A	61,441	0.0
33,548 (3)	Talos Energy, Inc.	407,608	0.1
14,597 (3)	Teekay Corp.	130,935	0.0
5,538	Teekay Tankers Ltd. - Class A	381,070	0.1
30,703 (3)	TETRA Technologies, Inc.	106,232	0.0
11,082 (3)	Tidewater, Inc.	1,055,117	0.2
164,917 (3)	Transocean Ltd.	882,289	0.2
89,716 (3)	Uranium Energy Corp.	539,193	0.1
66,278 (3)	Ur-Energy, Inc.	92,789	0.0
17,429 (3)	US Silica Holdings, Inc.	269,278	0.1
24,656	VAALCO Energy, Inc.	154,593	0.0
14,225 (3)	Valaris Ltd.	1,059,763	0.2
6,375 (3)(4)	Vital Energy, Inc.	285,728	0.1
5,996	Vitesse Energy, Inc.	142,105	0.0
25,727 (4)	W&T Offshore, Inc.	55,056	0.0
13,287	World Fuel Services Corp.	342,805	0.1
		36,970,877	6.5

	Financials: 16.6%
4,768	1st Source Corp.	255,660	0.1
2,465	ACNB Corp.	89,406	0.0
4,816	Alerus Financial Corp.	94,442	0.0
8,484 (3)	AlTi Global, Inc.	44,202	0.0
4,687	Amalgamated Financial Corp.	128,424	0.0
4,076 (4)	A-Mark Precious Metals, Inc.	131,940	0.0
10,381 (3)	Ambac Financial Group, Inc.	133,084	0.0
7,698	Amerant Bancorp, Inc.	174,745	0.0
5,806 (3)	American Coastal Insurance Corp.	61,253	0.0
14,680	Ameris Bancorp	739,138	0.1
4,433	AMERISAFE, Inc.	194,564	0.0
33,651	Apollo Commercial Real Estate Finance, Inc.	329,443	0.1
41,800 (4)	Arbor Realty Trust, Inc.	599,830	0.1
14,379 (4)	Ares Commercial Real Estate Corp.	95,620	0.0
10,892 (4)	ARMOUR Residential REIT, Inc.	211,087	0.0
4,546	Arrow Financial Corp.	118,423	0.0
13,976	Artisan Partners Asset Management, Inc. - Class A	576,790	0.1
4,899 (3)	AssetMark Financial Holdings, Inc.	169,260	0.0
32,751	Associated Banc-Corp.	692,684	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
20,523	Atlantic Union Bankshares Corp.	$674,181	0.1
39,200 (3)	AvidXchange Holdings, Inc.	472,752	0.1
12,299 (3)	Axos Financial, Inc.	702,888	0.1
4,641 (4)	B Riley Financial, Inc.	81,867	0.0
30,960	Banc of California, Inc.	395,669	0.1
4,945	BancFirst Corp.	433,677	0.1
6,482	Banco Latinoamericano de Comercio Exterior SA - Class E	192,321	0.0
11,387 (3)	Bancorp, Inc.	429,973	0.1
2,565 (4)	Bank First Corp.	211,843	0.0
8,654	Bank of Hawaii Corp.	495,095	0.1
4,376	Bank of Marin Bancorp	70,847	0.0
10,783	Bank of NT Butterfield & Son Ltd.	378,699	0.1
16,557	BankUnited, Inc.	484,623	0.1
7,823	Banner Corp.	388,334	0.1
4,511	Bar Harbor Bankshares	121,256	0.0
10,257	Berkshire Hills Bancorp, Inc.	233,860	0.1
84,068	BGC Group, Inc. - Class A	697,764	0.1
39,245 (4)	Blackstone Mortgage Trust, Inc. - Class A	683,648	0.1
7,665 (3)	Blue Foundry Bancorp	69,522	0.0
11,242	Bread Financial Holdings, Inc.	500,944	0.1
6,966 (3)	Bridgewater Bancshares, Inc.	80,875	0.0
7,129	Brightsphere Investment Group, Inc.	158,050	0.0
32,879	BrightSpire Capital, Inc.	187,410	0.0
20,908	Brookline Bancorp, Inc.	174,582	0.0
15,023 (3)	BRP Group, Inc. - Class A	532,866	0.1
45,567	Burford Capital Ltd.	594,636	0.1
3,199	Burke & Herbert Financial Services Corp.	163,085	0.0
6,982	Business First Bancshares, Inc.	151,928	0.0
8,283	Byline Bancorp, Inc.	196,638	0.0
40,696	Cadence Bank	1,150,883	0.2
2,020	Cambridge Bancorp	139,380	0.0
4,057	Camden National Corp.	133,881	0.0
14,757	Cannae Holdings, Inc.	267,692	0.1
14,613 (3)	Cantaloupe, Inc.	96,446	0.0
4,139	Capital City Bank Group, Inc.	117,713	0.0
29,265	Capitol Federal Financial, Inc.	160,665	0.0
6,450 (3)	Carter Bankshares, Inc.	97,524	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,525	Cass Information Systems, Inc.	$141,247	0.0
15,696	Cathay General Bancorp	592,053	0.1
6,601	Central Pacific Financial Corp.	139,941	0.0
18,776	Chimera Investment Corp.	240,333	0.1
4,931	Citizens & Northern Corp.	88,216	0.0
1,336	Citizens Financial Services, Inc.	60,040	0.0
3,501	City Holding Co.	371,981	0.1
4,825	Civista Bancshares, Inc.	74,739	0.0
21,362	Claros Mortgage Trust, Inc.	171,323	0.0
6,536	CNB Financial Corp.	133,400	0.0
24,778	CNO Financial Group, Inc.	686,846	0.1
2,948 (3)	Coastal Financial Corp.	136,021	0.0
6,118	Cohen & Steers, Inc.	443,922	0.1
8,082 (3)	Columbia Financial, Inc.	120,988	0.0
11,778	Community Bank System, Inc.	556,039	0.1
4,281	Community Trust Bancorp, Inc.	186,908	0.0
4,604	Community West Bancshares	85,172	0.0
15,604	Compass Diversified Holdings	341,572	0.1
8,873	ConnectOne Bancorp, Inc.	167,611	0.0
11,737 (3)	CrossFirst Bankshares, Inc.	164,553	0.0
6,687 (3)	Customers Bancorp, Inc.	320,842	0.1
29,910	CVB Financial Corp.	515,648	0.1
704	Diamond Hill Investment Group, Inc.	99,088	0.0
8,471	Dime Community Bancshares, Inc.	172,808	0.0
5,982 (3)	Donnelley Financial Solutions, Inc.	356,647	0.1
14,335	Dynex Capital, Inc.	171,160	0.0
6,815	Eagle Bancorp, Inc.	128,804	0.0
35,184	Eastern Bankshares, Inc.	491,872	0.1
20,169 (4)	Ellington Financial, Inc.	243,642	0.1
5,889	Employers Holdings, Inc.	251,048	0.1
7,172	Enact Holdings, Inc.	219,894	0.0
5,427 (3)	Encore Capital Group, Inc.	226,469	0.0
6,283 (3)	Enova International, Inc.	391,117	0.1
2,865 (3)	Enstar Group Ltd.	875,831	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,277	Enterprise Bancorp, Inc.	$81,532	0.0
8,834	Enterprise Financial Services Corp.	361,399	0.1
3,961	Equity Bancshares, Inc. - Class A	139,427	0.0
2,044	Esquire Financial Holdings, Inc.	97,294	0.0
23,425	Essent Group Ltd.	1,316,251	0.2
4,407	F&G Annuities & Life, Inc.	167,686	0.0
3,505	Farmers & Merchants Bancorp, Inc./Archbold OH	81,386	0.0
10,632	Farmers National Banc Corp.	132,794	0.0
8,365	FB Financial Corp.	326,486	0.1
2,103	Federal Agricultural Mortgage Corp. - Class C	380,264	0.1
11,633	Fidelis Insurance Holdings Ltd.	189,734	0.0
1,684	Fidelity D&D Bancorp, Inc.	73,759	0.0
4,603	Financial Institutions, Inc.	88,930	0.0
4,033	First Bancorp, Inc.	100,220	0.0
36,984	First BanCorp/Puerto Rico	676,437	0.1
9,413	First Bancorp/Southern Pines NC	300,463	0.1
7,326	First Bancshares, Inc.	190,329	0.0
12,878	First Busey Corp.	311,776	0.1
23,792	First Commonwealth Financial Corp.	328,568	0.1
5,011	First Community Bankshares, Inc.	184,605	0.0
21,532	First Financial Bancorp	478,441	0.1
29,330	First Financial Bankshares, Inc.	866,115	0.2
3,396	First Financial Corp.	125,244	0.0
12,110	First Foundation, Inc.	79,321	0.0
18,187	First Interstate BancSystem, Inc. - Class A	505,053	0.1
13,326	First Merchants Corp.	443,623	0.1
6,390	First Mid Bancshares, Inc.	210,103	0.0
8,931	FirstCash Holdings, Inc.	936,683	0.2
4,588	Five Star Bancorp	108,506	0.0
7,044	Flushing Financial Corp.	92,629	0.0
27,253 (3)	Flywire Corp.	446,677	0.1
27,514 (3)	Forge Global Holdings, Inc.	40,170	0.0
21,621	Franklin BSP Realty Trust, Inc.	272,425	0.1
39,505	Fulton Financial Corp.	670,795	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
12,068	GCM Grosvenor, Inc. - Class A	$117,784	0.0
100,608 (3)	Genworth Financial, Inc. - Class A	607,672	0.1
7,098	German American Bancorp, Inc.	250,914	0.1
25,735	Glacier Bancorp, Inc.	960,430	0.2
5,328 (3)	Goosehead Insurance, Inc. - Class A	306,040	0.1
2,606	Great Southern Bancorp, Inc.	144,920	0.0
12,502 (3)	Green Dot Corp. - Class A	118,144	0.0
1,964	Greene County Bancorp, Inc.	66,206	0.0
8,511 (3)	Greenlight Capital Re Ltd. - Class A	111,494	0.0
8,665	Hamilton Lane, Inc. - Class A	1,070,821	0.2
19,294	Hancock Whitney Corp.	922,832	0.2
7,373	Hanmi Financial Corp.	123,277	0.0
25,553 (4)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	756,369	0.1
11,518	HarborOne Bancorp, Inc.	128,195	0.0
1,842	HCI Group, Inc.	169,777	0.0
9,611	Heartland Financial USA, Inc.	427,209	0.1
15,512	Heritage Commerce Corp.	134,954	0.0
8,697	Heritage Financial Corp.	156,807	0.0
5,569 (3)	Heritage Insurance Holdings, Inc.	39,428	0.0
10,494	Hilltop Holdings, Inc.	328,252	0.1
413 (4)	Hingham Institution For Savings The	73,877	0.0
4,628 (3)	Hippo Holdings, Inc.	79,555	0.0
2,456	Home Bancorp, Inc.	98,265	0.0
42,038	Home BancShares, Inc.	1,007,230	0.2
4,249	HomeStreet, Inc.	48,439	0.0
4,432	HomeTrust Bancshares, Inc.	133,093	0.0
26,248	Hope Bancorp, Inc.	281,904	0.1
9,341	Horace Mann Educators Corp.	304,703	0.1
11,261	Horizon Bancorp, Inc.	139,299	0.0
9,795	Independent Bank Corp.	496,802	0.1
5,566	Independent Bank Corp. Michigan	150,282	0.0
8,192	Independent Bank Group, Inc.	372,900	0.1
12,285	International Bancshares Corp.	702,825	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
7,428 (3)	International Money Express, Inc.	$154,800	0.0
9,179 (4)	Invesco Mortgage Capital, Inc.	86,007	0.0
376	Investors Title Co.	67,729	0.0
17,460	Jackson Financial, Inc. - Class A	1,296,580	0.2
8,304	James River Group Holdings Ltd.	64,190	0.0
3,745	John Marshall Bancorp, Inc.	65,313	0.0
13,853	Kearny Financial Corp.	85,196	0.0
15,077	KKR Real Estate Finance Trust, Inc.	136,447	0.0
28,607	Ladder Capital Corp.	322,973	0.1
5,811	Lakeland Financial Corp.	357,493	0.1
11,530 (3)(4)	Lemonade, Inc.	190,245	0.0
24,713 (3)	LendingClub Corp.	209,072	0.0
2,432 (3)	LendingTree, Inc.	101,147	0.0
8,012	Live Oak Bancshares, Inc.	280,901	0.1
7,571	Macatawa Bank Corp.	110,537	0.0
26,105 (3)	Maiden Holdings Ltd.	53,776	0.0
105,937 (3)	Marqeta, Inc. - Class A	580,535	0.1
11,161	MBIA, Inc.	61,274	0.0
4,160	Mercantile Bank Corp.	168,771	0.0
3,969	Merchants Bancorp	160,903	0.0
6,127	Mercury General Corp.	325,589	0.1
5,901	Metrocity Bankshares, Inc.	155,786	0.0
2,530 (3)	Metropolitan Bank Holding Corp.	106,488	0.0
24,782	MFA Financial, Inc.	263,680	0.1
4,559	Mid Penn Bancorp, Inc.	100,070	0.0
2,233	Middlefield Banc Corp.	53,704	0.0
5,886	Midland States Bancorp, Inc.	133,318	0.0
4,510	MidWestOne Financial Group, Inc.	101,430	0.0
15,832	Moelis & Co. - Class A	900,208	0.2
1,949 (3)	Moneylion, Inc.	143,327	0.0
14,426 (3)	Mr Cooper Group, Inc.	1,171,824	0.2
8,591	National Bank Holdings Corp. - Class A	335,479	0.1
486	National Western Life Group, Inc. - Class A	241,513	0.1
18,006	Navient Corp.	262,167	0.1
9,224 (3)	NB Bancorp, Inc.	139,095	0.0
10,750	NBT Bancorp, Inc.	414,950	0.1
3,375	Nelnet, Inc. - Class A	340,403	0.1
9,078 (3)	NerdWallet, Inc. - Class A	132,539	0.0
172,719	New York Community Bancorp, Inc.	556,155	0.1
23,363	New York Mortgage Trust, Inc.	136,440	0.0
5,947	NewtekOne, Inc.	74,754	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,332	Nicolet Bankshares, Inc.	$276,689	0.1
18,007 (3)	NMI Holdings, Inc. - Class A	612,958	0.1
1,920	Northeast Bank	116,851	0.0
10,230	Northfield Bancorp, Inc.	96,980	0.0
1,530	Northrim BanCorp, Inc.	88,187	0.0
28,911	Northwest Bancshares, Inc.	333,922	0.1
2,402	Norwood Financial Corp.	60,963	0.0
13,816	OceanFirst Financial Corp.	219,536	0.0
1,878 (3)	Ocwen Financial Corp.	45,034	0.0
10,749	OFG Bancorp	402,550	0.1
70,103	Old National Bancorp	1,205,071	0.2
11,352	Old Second Bancorp, Inc.	168,123	0.0
23,853 (3)	Open Lending Corp.	133,100	0.0
1,439	Orange County Bancorp, Inc.	76,094	0.0
11,972 (4)	Orchid Island Capital, Inc.	99,846	0.0
7,275	Origin Bancorp, Inc.	230,763	0.1
4,582	Orrstown Financial Services, Inc.	125,364	0.0
44,193 (3)	Oscar Health, Inc. - Class A	699,133	0.1
9,963	P10, Inc. - Class A	84,486	0.0
21,318	Pacific Premier Bancorp, Inc.	489,674	0.1
43,560 (3)	Pagseguro Digital Ltd. - Class A	509,216	0.1
5,599 (3)	Palomar Holdings, Inc.	454,359	0.1
3,362	Park National Corp.	478,547	0.1
5,861	Pathward Financial, Inc.	331,557	0.1
12,595	Patria Investments Ltd. - Class A	151,896	0.0
64,719 (3)	Payoneer Global, Inc.	358,543	0.1
7,371 (3)	Paysafe Ltd.	130,319	0.0
4,315	Peapack-Gladstone Financial Corp.	97,735	0.0
5,993	PennyMac Financial Services, Inc.	566,938	0.1
20,628	PennyMac Mortgage Investment Trust	283,635	0.1
8,562	Peoples Bancorp, Inc.	256,860	0.1
2,582	Peoples Financial Services Corp.	117,584	0.0
12,328	Perella Weinberg Partners	200,330	0.0
3,893	Piper Sandler Cos.	896,052	0.2
5,287	PJT Partners, Inc. - Class A	570,520	0.1
1,947	Plumas Bancorp	70,053	0.0
8,876 (3)	PRA Group, Inc.	174,502	0.0
2,986	Preferred Bank/Los Angeles CA	225,413	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,739	Premier Financial Corp.	$178,800	0.0
12,722 (3)	ProAssurance Corp.	155,463	0.0
9,832	PROG Holdings, Inc.	340,974	0.1
29,008	Provident Financial Services, Inc.	416,265	0.1
4,136	QCR Holdings, Inc.	248,160	0.1
34,135	Radian Group, Inc.	1,061,599	0.2
38,184	Ready Capital Corp.	312,345	0.1
1,798	Red River Bancshares, Inc.	86,286	0.0
32,025	Redwood Trust, Inc.	207,842	0.0
2,225	Regional Management Corp.	63,947	0.0
32,904 (3)	Remitly Global, Inc.	398,796	0.1
12,719	Renasant Corp.	388,438	0.1
2,593	Republic Bancorp, Inc. - Class A	139,011	0.0
1,971 (3)	Root, Inc. - Class A	101,721	0.0
9,093	S&T Bancorp, Inc.	303,615	0.1
3,563	Safety Insurance Group, Inc.	267,332	0.1
10,036	Sandy Spring Bancorp, Inc.	244,477	0.1
19,032	Seacoast Banking Corp. of Florida	449,916	0.1
13,753	Selective Insurance Group, Inc.	1,290,444	0.2
31,262 (3)	Selectquote, Inc.	86,283	0.0
11,587	ServisFirst Bancshares, Inc.	732,183	0.1
545 (3)	Sezzle, Inc.	48,079	0.0
28,141	Simmons First National Corp. - Class A	494,719	0.1
22,793 (3)	SiriusPoint Ltd.	278,075	0.1
8,539 (3)	Skyward Specialty Insurance Group, Inc.	308,941	0.1
5,067	SmartFinancial, Inc.	119,936	0.0
3,971	South Plains Financial, Inc.	107,217	0.0
2,673 (3)	Southern First Bancshares, Inc.	78,159	0.0
2,722	Southern Missouri Bancorp, Inc.	122,517	0.0
7,105	Southside Bancshares, Inc.	196,169	0.0
16,842	SouthState Corp.	1,287,066	0.2
11,921	Stellar Bancorp, Inc.	273,706	0.1
12,128	StepStone Group, Inc. - Class A	556,554	0.1
6,099	Stewart Information Services Corp.	378,626	0.1
6,244	Stock Yards Bancorp, Inc.	310,139	0.1
64,427 (3)	StoneCo Ltd. - Class A	772,480	0.1
6,319 (3)	StoneX Group, Inc.	475,884	0.1
10,341 (3)	Texas Capital Bancshares, Inc.	632,249	0.1
3,608 (3)	Third Coast Bancshares, Inc.	76,742	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
6,341	Tiptree, Inc.	$104,563	0.0
3,411	Tompkins Financial Corp.	166,798	0.0
16,360	Towne Bank/Portsmouth VA	446,137	0.1
15,689	TPG RE Finance Trust, Inc.	135,553	0.0
7,671	TriCo Bancshares	303,541	0.1
5,003 (3)	Triumph Financial, Inc.	408,995	0.1
8,608 (3)(4)	Trupanion, Inc.	253,075	0.1
5,021	TrustCo Bank Corp. NY	144,454	0.0
13,900	Trustmark Corp.	417,556	0.1
23,847	Two Harbors Investment Corp.	315,019	0.1
9,956 (3)	UMB Financial Corp.	830,530	0.2
29,721	United Bankshares, Inc.	964,149	0.2
26,646	United Community Banks, Inc.	678,407	0.1
5,309	United Fire Group, Inc.	114,090	0.0
5,919	Universal Insurance Holdings, Inc.	111,040	0.0
7,636	Univest Financial Corp.	174,330	0.0
17,270 (3)(4)	Upstart Holdings, Inc.	407,399	0.1
96,384	Valley National Bancorp	672,760	0.1
11,902	Veritex Holdings, Inc.	251,013	0.1
9,219	Victory Capital Holdings, Inc. - Class A	440,023	0.1
1,526	Virtus Investment Partners, Inc.	344,647	0.1
7,171	Walker & Dunlop, Inc.	704,192	0.1
15,117	Washington Federal, Inc.	432,044	0.1
4,171	Washington Trust Bancorp, Inc.	114,327	0.0
5,278	Waterstone Financial, Inc.	67,506	0.0
13,558	WesBanco, Inc.	378,404	0.1
5,648	West BanCorp, Inc.	101,099	0.0
6,190	Westamerica BanCorp	300,401	0.1
32,228	WisdomTree, Inc.	319,379	0.1
896 (3)	World Acceptance Corp.	110,728	0.0
13,524	WSFS Financial Corp.	635,628	0.1
		94,888,744	16.6

	Foreign Stock: 0.0%
12,833	METALS ACQUISITION Ltd.-A	175,680	0.0

	Health Care: 16.9%
11,478 (3)	2seventy bio, Inc.	44,190	0.0
11,439 (3)	4D Molecular Therapeutics, Inc.	240,105	0.1
18,663 (3)	89bio, Inc.	149,491	0.0
18,593 (3)	Absci Corp.	57,266	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
27,175 (3)	ACADIA Pharmaceuticals, Inc.	$441,594	0.1
17,009 (3)	Accolade, Inc.	60,892	0.0
23,906 (3)	Accuray, Inc.	43,509	0.0
17,079 (3)	ACELYRIN, Inc.	75,318	0.0
9,062 (3)	Achieve Life Sciences, Inc.	42,591	0.0
7,318 (3)(4)	Actinium Pharmaceuticals, Inc.	54,153	0.0
23,157 (3)	AdaptHealth Corp.	231,570	0.1
26,805 (3)	Adaptive Biotechnologies Corp.	97,034	0.0
16,471 (3)	ADC Therapeutics SA	52,047	0.0
3,608 (3)	Addus HomeCare Corp.	418,925	0.1
51,435 (3)	ADMA Biologics, Inc.	575,043	0.1
4,966 (3)	Adverum Biotechnologies, Inc.	34,067	0.0
4,674 (3)(4)	Agenus, Inc.	78,289	0.0
70,440 (3)	agilon health, Inc.	460,678	0.1
12,871 (3)	Agios Pharmaceuticals, Inc.	554,998	0.1
48,982 (3)	Akebia Therapeutics, Inc.	49,962	0.0
15,426 (3)	Akero Therapeutics, Inc.	361,894	0.1
12,072 (3)	Aldeyra Therapeutics, Inc.	39,958	0.0
19,009 (3)	Alector, Inc.	86,301	0.0
23,246 (3)	Alignment Healthcare, Inc.	181,784	0.0
38,167 (3)	Alkermes PLC	919,825	0.2
24,510 (3)	Allogene Therapeutics, Inc.	57,108	0.0
23,231 (3)	Alphatec Holdings, Inc.	242,764	0.1
16,180 (3)(4)	Altimmune, Inc.	107,597	0.0
7,662 (3)	ALX Oncology Holdings, Inc.	46,202	0.0
66,732 (3)	Amicus Therapeutics, Inc.	661,981	0.1
8,600 (3)	AMN Healthcare Services, Inc.	440,578	0.1
36,507 (3)	Amneal Pharmaceuticals, Inc.	231,819	0.1
8,800 (3)	Amphastar Pharmaceuticals, Inc.	352,000	0.1
4,581 (3)	AnaptysBio, Inc.	114,800	0.0
17,031 (3)(4)	Anavex Life Sciences Corp.	71,871	0.0
9,350 (3)	AngioDynamics, Inc.	56,567	0.0
4,267 (3)	ANI Pharmaceuticals, Inc.	271,723	0.1
3,754 (3)	Anika Therapeutics, Inc.	95,089	0.0
19,309 (3)	Annexon, Inc.	94,614	0.0
8,972 (3)(4)	Apogee Therapeutics, Inc.	353,048	0.1
9,876 (3)	Apollo Medical Holdings, Inc.	400,571	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
22,236 (3)	Applied Therapeutics, Inc.	$103,840	0.0
17,662 (3)	Aquestive Therapeutics, Inc.	45,919	0.0
33,741 (3)	Arbutus Biopharma Corp.	104,260	0.0
9,788 (3)	Arcellx, Inc.	540,200	0.1
5,251 (3)	Arcturus Therapeutics Holdings, Inc.	127,862	0.0
12,524 (3)	Arcus Biosciences, Inc.	190,741	0.0
24,167 (3)(4)	Arcutis Biotherapeutics, Inc.	224,753	0.1
52,849 (3)	Ardelyx, Inc.	391,611	0.1
1,577 (3)(4)	ArriVent Biopharma, Inc.	29,253	0.0
27,156 (3)	Arrowhead Pharmaceuticals, Inc.	705,784	0.1
11,837 (3)	ARS Pharmaceuticals, Inc.	100,733	0.0
9,238 (3)	Artivion, Inc.	236,955	0.1
14,575 (3)	Arvinas, Inc.	387,986	0.1
10,852 (3)	Astria Therapeutics, Inc.	98,753	0.0
21,389 (3)	Atea Pharmaceuticals, Inc.	70,798	0.0
31,732 (3)	Atossa Therapeutics, Inc.	37,761	0.0
10,767 (3)	AtriCure, Inc.	245,165	0.1
317	Atrion Corp.	143,420	0.0
11,020 (3)	Aura Biosciences, Inc.	83,311	0.0
33,113 (3)	Aurinia Pharmaceuticals, Inc.	189,075	0.0
21,120 (3)	Avadel Pharmaceuticals PLC	296,941	0.1
10,677 (3)	Avanos Medical, Inc.	212,686	0.1
14,900 (3)	Aveanna Healthcare Holdings, Inc.	41,124	0.0
14,432 (3)	Avid Bioservices, Inc.	103,044	0.0
22,993 (3)	Avidity Biosciences, Inc.	939,264	0.2
5,929 (3)(4)	Avita Medical, Inc.	46,958	0.0
10,098 (3)	Axogen, Inc.	73,110	0.0
11,355 (3)	Axonics, Inc.	763,397	0.1
8,260 (3)	Axsome Therapeutics, Inc.	664,930	0.1
17,323 (3)(4)	Beam Therapeutics, Inc.	405,878	0.1
47,259 (3)	BioCryst Pharmaceuticals, Inc.	292,061	0.1
17,048 (3)	Biohaven Ltd.	591,736	0.1
8,063 (3)	BioLife Solutions, Inc.	172,790	0.0
6,469 (3)	Biomea Fusion, Inc.	29,111	0.0
6,785 (3)	Biote Corp. - Class A	50,683	0.0
9,208 (3)	Bioventus, Inc. - Class A	52,945	0.0
8,808 (3)	Black Diamond Therapeutics, Inc.	41,044	0.0
45,017 (3)	Bluebird Bio, Inc.	44,306	0.0
14,283 (3)	Blueprint Medicines Corp.	1,539,422	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
31,885 (3)	Bridgebio Pharma, Inc.	$807,647	0.2
12,437 (3)	BrightSpring Health Services, Inc.	141,284	0.0
44,066 (3)	Brookdale Senior Living, Inc.	300,971	0.1
13,477 (3)	C4 Therapeutics, Inc.	62,262	0.0
9,761 (3)	Cabaletta Bio, Inc.	73,012	0.0
4,614 (3)	Candel Therapeutics, Inc.	28,606	0.0
11,366 (3)	CareDx, Inc.	176,514	0.0
4,618 (3)(4)	Cargo Therapeutics, Inc.	75,828	0.0
19,201 (3)	Caribou Biosciences, Inc.	31,490	0.0
1,728 (3)	Cartesian Therapeutics, Inc.	46,673	0.0
31,066 (1)(2)	Cartesian Therapeutics, Inc. CVR	5,592	0.0
9,257 (3)(4)	Cassava Sciences, Inc.	114,324	0.0
5,982 (3)	Castle Biosciences, Inc.	130,228	0.0
26,541 (3)	Catalyst Pharmaceuticals, Inc.	411,120	0.1
5,599 (3)	Celcuity, Inc.	91,712	0.0
14,688 (3)(4)	Celldex Therapeutics, Inc.	543,603	0.1
11,903 (3)	Century Therapeutics, Inc.	30,353	0.0
42,616 (3)	Cerus Corp.	75,004	0.0
1,368 (3)	CervoMed, Inc.	23,420	0.0
5,340 (3)	CG oncology, Inc.	168,584	0.0
12,716 (3)	ChromaDex Corp.	34,713	0.0
3,586 (3)	Cibus, Inc.	35,321	0.0
16,266 (3)	Codexis, Inc.	50,425	0.0
21,041 (3)	Cogent Biosciences, Inc.	177,376	0.0
25,393 (3)(4)	Coherus Biosciences, Inc.	43,930	0.0
7,492 (3)	Collegium Pharmaceutical, Inc.	241,242	0.1
28,922 (3)	Community Health Systems, Inc.	97,178	0.0
28,689 (3)	Compass Therapeutics, Inc.	28,689	0.0
6,970	CONMED Corp.	483,160	0.1
1,726 (3)	Contineum Therapeutics, Inc. - Class A	30,395	0.0
2,339 (3)	Corbus Pharmaceuticals Holdings, Inc.	105,838	0.0
18,443 (3)	Corcept Therapeutics, Inc.	599,213	0.1
13,171 (3)	CorMedix, Inc.	57,030	0.0
2,037 (3)	CorVel Corp.	517,948	0.1
17,705 (3)	Crinetics Pharmaceuticals, Inc.	793,007	0.2
7,934 (3)	Cross Country Healthcare, Inc.	109,807	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,061 (3)	CryoPort, Inc.	$69,522	0.0
8,858 (3)	Cullinan Oncology, Inc.	154,484	0.0
3,165 (3)(4)	CVRx, Inc.	37,948	0.0
28,326 (3)	Cytek Biosciences, Inc.	158,059	0.0
25,384 (3)	Cytokinetics, Inc.	1,375,305	0.3
13,536 (3)	Day One Biopharmaceuticals, Inc.	186,526	0.0
12,569 (3)	Definitive Healthcare Corp.	68,627	0.0
28,214 (3)	Denali Therapeutics, Inc.	655,129	0.1
5,541 (3)	Dianthus Therapeutics, Inc.	143,398	0.0
3,767 (3)	Disc Medicine, Inc.	169,779	0.0
24,144 (3)(4)	DocGo, Inc.	74,605	0.0
30,032 (3)	Dynavax Technologies Corp.	337,259	0.1
18,374 (3)	Dyne Therapeutics, Inc.	648,418	0.1
16,598 (3)	Edgewise Therapeutics, Inc.	298,930	0.1
19,073 (3)(4)	Editas Medicine, Inc.	89,071	0.0
12,634 (3)	Elevation Oncology, Inc.	34,111	0.0
13,369	Embecta Corp.	167,113	0.0
4,891 (3)	Enanta Pharmaceuticals, Inc.	63,436	0.0
11,526 (3)	Enhabit, Inc.	102,812	0.0
8,075 (3)	Enliven Therapeutics, Inc.	188,713	0.0
12,547	Ensign Group, Inc.	1,551,938	0.3
5,910 (3)	Entrada Therapeutics, Inc.	84,218	0.0
26,652 (3)	Erasca, Inc.	62,899	0.0
43,017 (3)	Esperion Therapeutics, Inc.	95,498	0.0
26,161 (3)	Evolent Health, Inc. - Class A	500,198	0.1
12,916 (3)	Evolus, Inc.	140,139	0.0
11,376 (3)	EyePoint Pharmaceuticals, Inc.	98,971	0.0
22,698 (3)	Fate Therapeutics, Inc.	74,449	0.0
6,158 (3)(4)	Foghorn Therapeutics, Inc.	35,409	0.0
14,446 (3)	Fulcrum Therapeutics, Inc.	89,564	0.0
4,918 (3)	Fulgent Genetics, Inc.	96,491	0.0
11,676 (3)	G1 Therapeutics, Inc.	26,621	0.0
2,796 (3)	GeneDx Holdings Corp.	73,086	0.0
11,691 (3)	Generation Bio Co.	32,969	0.0
131,181 (3)	Geron Corp.	556,207	0.1
11,105 (3)	Glaukos Corp.	1,314,277	0.2
26,793 (3)	Guardant Health, Inc.	773,782	0.2
11,344 (3)	Haemonetics Corp.	938,489	0.2
28,530 (3)	Halozyme Therapeutics, Inc.	1,493,831	0.3
6,995 (3)	Harmony Biosciences Holdings, Inc.	211,039	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,068 (3)(4)	Harrow, Inc.	$147,651	0.0
13,960 (3)	Health Catalyst, Inc.	89,204	0.0
19,270 (3)	HealthEquity, Inc.	1,661,074	0.3
6,158	HealthStream, Inc.	171,808	0.0
27,007 (3)(4)	Heron Therapeutics, Inc.	94,525	0.0
7,426 (3)(4)	HilleVax, Inc.	107,380	0.0
43,093 (3)	Hims & Hers Health, Inc.	870,048	0.2
20,264 (3)(4)	Humacyte, Inc.	97,267	0.0
4,855 (3)	ICU Medical, Inc.	576,531	0.1
17,000 (3)	Ideaya Biosciences, Inc.	596,870	0.1
3,689 (3)(4)	IGM Biosciences, Inc.	25,343	0.0
32,262 (3)(4)	ImmunityBio, Inc.	203,896	0.1
11,880 (3)	Immunome, Inc.	143,746	0.0
13,171 (3)	Immunovant, Inc.	347,714	0.1
12,042 (3)	Inari Medical, Inc.	579,822	0.1
5,085 (3)	InfuSystem Holdings, Inc.	34,731	0.0
2,527 (3)	Inhibrx Biosciences, Inc.	35,808	0.0
17,875 (3)	Inmode Ltd.	326,040	0.1
5,342 (3)	Innovage Holding Corp.	26,496	0.0
12,857 (3)	Innoviva, Inc.	210,855	0.1
5,675 (3)	Inogen, Inc.	46,138	0.0
6,014 (3)	Inovio Pharmaceuticals, Inc.	48,592	0.0
12,509 (3)	Inozyme Pharma, Inc.	55,790	0.0
35,325 (3)	Insmed, Inc.	2,366,775	0.4
7,556 (3)	Integer Holdings Corp.	874,909	0.2
15,480 (3)	Integra LifeSciences Holdings Corp.	451,087	0.1
21,780 (3)	Intellia Therapeutics, Inc.	487,436	0.1
57,453 (3)(4)	Iovance Biotherapeutics, Inc.	460,773	0.1
2,096	iRadimed Corp.	92,098	0.0
7,091 (3)	iRhythm Technologies, Inc.	763,275	0.1
32,548 (3)	Ironwood Pharmaceuticals, Inc.	212,213	0.1
6,145 (3)	iTeos Therapeutics, Inc.	91,192	0.0
6,384 (3)	Janux Therapeutics, Inc.	267,426	0.1
2,691 (3)	Jasper Therapeutics, Inc.	27	0.0
3,588 (3)	Joint Corp.	50,447	0.0
9,178 (3)	KalVista Pharmaceuticals, Inc.	108,117	0.0
6,740 (3)	Keros Therapeutics, Inc.	308,018	0.1
7,202 (3)	Kiniksa Pharmaceuticals International PLC	134,461	0.0
1,534 (3)	Kiniksa Pharmaceuticals Ltd.- Class A	28,640	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,432 (3)	Korro Bio, Inc.	$48,501	0.0
5,634 (3)	Krystal Biotech, Inc.	1,034,628	0.2
16,621 (3)	Kura Oncology, Inc.	342,226	0.1
10,122 (3)	Kymera Therapeutics, Inc.	302,142	0.1
3,996 (3)	Kyverna Therapeutics, Inc.	29,970	0.0
15,441 (3)	Lantheus Holdings, Inc.	1,239,758	0.2
9,840 (3)	Larimar Therapeutics, Inc.	71,340	0.0
4,649	LeMaitre Vascular, Inc.	382,520	0.1
3,090	LENZ Therapeutics, Inc.	53,425	0.0
2,566 (3)	Lexeo Therapeutics, Inc.	41,159	0.0
27,070 (3)	Lexicon Pharmaceuticals, Inc.	45,478	0.0
8,188 (3)	LifeMD, Inc.	56,169	0.0
27,179 (3)	LifeStance Health Group, Inc.	133,449	0.0
3,893 (3)	Ligand Pharmaceuticals, Inc.	328,024	0.1
38,835 (3)(4)	Lineage Cell Therapeutics, Inc.	38,730	0.0
13,459 (3)	Liquidia Corp.	161,508	0.0
12,377 (3)	LivaNova PLC	678,507	0.1
7,508 (3)	Longboard Pharmaceuticals, Inc.	202,941	0.1
40,185 (3)	Lyell Immunopharma, Inc.	58,268	0.0
14,243 (3)	MacroGenics, Inc.	60,533	0.0
3,984 (3)	Madrigal Pharmaceuticals, Inc.	1,116,157	0.2
60,944 (3)	MannKind Corp.	318,128	0.1
25,301 (3)	Maravai LifeSciences Holdings, Inc. - Class A	181,155	0.0
24,603 (3)	MaxCyte, Inc.	96,444	0.0
10,083 (3)	MeiraGTx Holdings PLC	42,449	0.0
12,952 (3)	Merit Medical Systems, Inc.	1,113,224	0.2
26,354 (3)	Mersana Therapeutics, Inc.	52,972	0.0
1,212	Mesa Laboratories, Inc.	105,165	0.0
27,441 (3)	MiMedx Group, Inc.	190,166	0.0
16,527 (3)	Mind Medicine MindMed, Inc.	119,158	0.0
6,806 (3)	Mineralys Therapeutics, Inc.	79,630	0.0
9,021 (3)	Mirum Pharmaceuticals, Inc.	308,428	0.1
2,903 (3)	ModivCare, Inc.	76,175	0.0
7,641 (3)	Monte Rosa Therapeutics, Inc.	28,577	0.0
9,063 (3)(4)	Morphic Holding, Inc.	308,776	0.1
20,326 (3)	Myriad Genetics, Inc.	497,174	0.1
12,449 (3)(4)	Nano-X Imaging Ltd.	91,376	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,940	National HealthCare Corp.	$318,696	0.1
3,908	National Research Corp.	89,689	0.0
13,096 (3)	Nautilus Biotechnology, Inc.	30,645	0.0
42,305 (3)	Nektar Therapeutics	52,458	0.0
49,522 (3)	Neogen Corp.	774,029	0.2
28,919 (3)	NeoGenomics, Inc.	401,107	0.1
19,305 (3)	Neumora Therapeutics, Inc.	189,768	0.0
2,433 (3)	Neurogene, Inc.	88,535	0.0
8,474 (3)	Nevro Corp.	71,351	0.0
12,286 (3)	Nkarta, Inc.	72,610	0.0
32,109 (3)	Novavax, Inc.	406,500	0.1
24,197 (3)	Novocure Ltd.	414,495	0.1
13,776 (3)	Nurix Therapeutics, Inc.	287,505	0.1
7,247 (3)	Nuvalent, Inc. - Class A	549,757	0.1
41,512 (3)	Nuvation Bio, Inc.	121,215	0.0
59,401 (3)	Ocugen, Inc.	92,072	0.0
35,457 (3)	Ocular Therapeutix, Inc.	242,526	0.1
9,187 (3)	Olema Pharmaceuticals, Inc.	99,403	0.0
13,446 (3)(4)	Omeros Corp.	54,591	0.0
23,110 (3)(4)	OmniAb, Inc.	86,663	0.0
10,453 (3)	Omnicell, Inc.	282,963	0.1
87,515 (3)(4)	OPKO Health, Inc.	109,394	0.0
4,371 (3)	OptimizeRx Corp.	43,710	0.0
39,415 (3)	Option Care Health, Inc.	1,091,795	0.2
17,743 (3)	OraSure Technologies, Inc.	75,585	0.0
5,531 (3)(4)	Orchestra BioMed Holdings, Inc.	45,078	0.0
16,886 (3)	Organogenesis Holdings, Inc.	47,281	0.0
14,512 (3)	ORIC Pharmaceuticals, Inc.	102,600	0.0
7,844 (3)	Orthofix Medical, Inc.	104,011	0.0
3,869 (3)	OrthoPediatrics Corp.	111,272	0.0
17,050 (3)	Owens & Minor, Inc.	230,175	0.1
61,921 (3)	Pacific Biosciences of California, Inc.	84,832	0.0
10,450 (3)	Pacira BioSciences, Inc.	298,974	0.1
5,665 (3)	PACS Group, Inc.	167,118	0.0
10,931 (3)	Paragon 28, Inc.	74,768	0.0
18,386	Patterson Cos., Inc.	443,470	0.1
19,490 (3)	Pediatrix Medical Group, Inc.	147,149	0.0
6,943 (3)	Pennant Group, Inc.	161,008	0.0
3,709 (3)	PepGen, Inc.	59,196	0.0
10,834 (3)	Perspective Therapeutics, Inc.	108,013	0.0
6,382 (3)	PetIQ, Inc.	140,787	0.0
7,982 (3)(4)	Phathom Pharmaceuticals, Inc.	82,215	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,019	Phibro Animal Health Corp. - Class A	$84,169	0.0
11,574 (3)	Phreesia, Inc.	245,369	0.1
13,223 (3)	Pliant Therapeutics, Inc.	142,147	0.0
16,820 (3)	Poseida Therapeutics, Inc.	49,114	0.0
3,977 (3)	Praxis Precision Medicines, Inc.	164,486	0.0
31,395 (3)	Precigen, Inc.	49,604	0.0
11,269 (3)	Prestige Consumer Healthcare, Inc.	775,871	0.2
13,092 (3)(4)	Prime Medicine, Inc.	67,293	0.0
24,778 (3)	Privia Health Group, Inc.	430,642	0.1
9,614 (3)	PROCEPT BioRobotics Corp.	587,319	0.1
19,130 (3)	Progyny, Inc.	547,309	0.1
14,795 (3)(4)	ProKidney Corp.	36,396	0.0
13,340 (3)	Protagonist Therapeutics, Inc.	462,231	0.1
9,724 (3)	Prothena Corp. PLC	200,703	0.0
17,353 (3)	PTC Therapeutics, Inc.	530,655	0.1
8,905 (3)	Pulmonx Corp.	56,458	0.0
3,846 (3)(4)	Pulse Biosciences, Inc.	43,035	0.0
10,678 (3)	Puma Biotechnology, Inc.	34,809	0.0
11,750 (3)	Pyxis Oncology, Inc.	38,891	0.0
8,271 (3)	Quanterix Corp.	109,260	0.0
22,869 (3)	Quantum-Si, Inc.	24,012	0.0
11,209 (3)	Quipt Home Medical Corp.	36,093	0.0
14,984 (3)	RadNet, Inc.	882,857	0.2
46,874 (3)(4)	Recursion Pharmaceuticals, Inc. - Class A	351,555	0.1
10,682 (3)	REGENXBIO, Inc.	124,979	0.0
22,756 (3)	Relay Therapeutics, Inc.	148,369	0.0
11,540 (3)	Replimune Group, Inc.	103,860	0.0
24,146 (3)(4)	Revance Therapeutics, Inc.	62,055	0.0
34,583 (3)	Revolution Medicines, Inc.	1,342,166	0.2
12,508 (3)	Rhythm Pharmaceuticals, Inc.	513,578	0.1
4,308 (3)	Rigel Pharmaceuticals, Inc.	35,412	0.0
14,921 (3)	Rocket Pharmaceuticals, Inc.	321,249	0.1
7,734 (3)	RxSight, Inc.	465,355	0.1
12,304 (3)	Sage Therapeutics, Inc.	133,621	0.0
30,313 (3)	Sana Biotechnology, Inc.	165,509	0.0
1,084 (3)	Sanara Medtech, Inc.	30,590	0.0
23,483 (3)(4)	Savara, Inc.	94,636	0.0
15,752 (3)	Scholar Rock Holding Corp.	131,214	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,584 (3)	Schrodinger, Inc./ United States	$243,375	0.1
26,122 (3)	Scilex Holding Co.	50,415	0.0
7,863 (3)(4)	scPharmaceuticals, Inc.	34,204	0.0
24,284	Select Medical Holdings Corp.	851,397	0.2
1,100 (3)	Semler Scientific, Inc.	37,840	0.0
7,004 (3)	Sera Prognostics, Inc. - Class A	41,463	0.0
9,209 (3)	Shattuck Labs, Inc.	35,546	0.0
9,677 (3)	SI-BONE, Inc.	125,124	0.0
10,847	SIGA Technologies, Inc.	82,329	0.0
8,253 (3)	Sight Sciences, Inc.	55,048	0.0
8,891 (3)	Silk Road Medical, Inc.	240,413	0.1
3,756	Simulations Plus, Inc.	182,617	0.0
4,031 (3)	Skye Bioscience, Inc.	32,288	0.0
5,029 (3)	Soleno Therapeutics, Inc.	205,179	0.0
5,375 (3)	Solid Biosciences, Inc.	30,476	0.0
15,610 (3)	SpringWorks Therapeutics, Inc.	588,029	0.1
7,923 (3)	Spyre Therapeutics, Inc.	186,270	0.0
11,243 (3)	STAAR Surgical Co.	535,279	0.1
70,220 (3)	Standard BioTools, Inc.	124,289	0.0
8,145 (3)	Stoke Therapeutics, Inc.	110,039	0.0
24,882 (3)(4)	Summit Therapeutics, Inc.	194,080	0.0
11,427 (3)	Supernus Pharmaceuticals, Inc.	305,672	0.1
17,343 (3)	Surgery Partners, Inc.	412,590	0.1
3,197 (3)	Surmodics, Inc.	134,402	0.0
19,091 (3)	Sutro Biopharma, Inc.	55,937	0.0
18,648 (3)	Syndax Pharmaceuticals, Inc.	382,843	0.1
5,646 (3)	Tactile Systems Technology, Inc.	67,413	0.0
29,289 (3)	Talkspace, Inc.	67,365	0.0
14,714 (3)	Tandem Diabetes Care, Inc.	592,827	0.1
11,240 (3)	Tango Therapeutics, Inc.	96,439	0.0
8,413 (3)	Tarsus Pharmaceuticals, Inc.	228,665	0.1
36,816 (3)	Taysha Gene Therapies, Inc.	82,468	0.0
38,007 (3)	Teladoc Health, Inc.	371,708	0.1
13,328 (3)	Tenaya Therapeutics, Inc.	41,317	0.0
13,396 (3)	Terns Pharmaceuticals, Inc.	91,227	0.0
31,706 (3)	TG Therapeutics, Inc.	564,050	0.1
11,058 (3)	Theravance Biopharma, Inc.	93,772	0.0
5,049 (3)	Third Harmonic Bio, Inc.	65,637	0.0
5,374	Tourmaline Bio, Inc.	69,108	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,285 (3)	TransMedics Group, Inc.	$1,097,267	0.2
17,034 (3)	Travere Therapeutics, Inc.	140,019	0.0
11,102 (3)	Treace Medical Concepts, Inc.	73,828	0.0
15,321 (3)	Trevi Therapeutics, Inc.	45,657	0.0
9,300 (3)	TScan Therapeutics, Inc.	54,404	0.0
13,019 (3)	Twist Bioscience Corp.	641,576	0.1
4,806 (3)	Tyra Biosciences, Inc.	76,848	0.0
1,660 (3)	UFP Technologies, Inc.	438,024	0.1
7,935 (3)(4)	UroGen Pharma Ltd.	133,149	0.0
3,415	US Physical Therapy, Inc.	315,614	0.1
13,221 (3)	Vanda Pharmaceuticals, Inc.	74,699	0.0
9,202 (3)	Varex Imaging Corp.	135,545	0.0
24,837 (3)	Vaxcyte, Inc.	1,875,442	0.3
14,184 (3)	Ventyx Biosciences, Inc.	32,765	0.0
8,874 (3)	Vera Therapeutics, Inc.	321,061	0.1
17,364 (3)	Veracyte, Inc.	376,278	0.1
11,047 (3)	Vericel Corp.	506,836	0.1
5,510 (3)(4)	Verrica Pharmaceuticals, Inc.	40,168	0.0
16,072 (3)(4)	Verve Therapeutics, Inc.	78,431	0.0
8,873 (3)	Viemed Healthcare, Inc.	58,118	0.0
20,518 (3)	Vir Biotechnology, Inc.	182,610	0.0
14,310 (3)	Viridian Therapeutics, Inc.	186,173	0.0
10,912 (3)	Voyager Therapeutics, Inc.	86,314	0.0
18,359 (3)	WaVe Life Sciences Ltd.	91,611	0.0
40,122 (3)	X4 Pharmaceuticals, Inc.	23,271	0.0
13,621 (3)	Xencor, Inc.	257,846	0.1
33,272 (3)	Xeris Biopharma Holdings, Inc.	74,862	0.0
2,257 (3)	XOMA Corp.	53,468	0.0
8,608 (3)	Y-mAbs Therapeutics, Inc.	103,985	0.0
13,134 (3)	Zentalis Pharmaceuticals, Inc.	53,718	0.0
11,209 (3)(4)	Zevra Therapeutics, Inc.	54,924	0.0
6,221 (3)	Zimvie, Inc.	113,533	0.0
13,413 (3)	Zymeworks, Inc.	114,145	0.0
4,139 (3)(4)	Zynex, Inc.	38,575	0.0
		96,352,682	16.9

	Industrials: 16.6%
29,230 (3)	3D Systems Corp.	89,736	0.0
7,828 (3)	AAR Corp.	569,096	0.1
14,218	ABM Industries, Inc.	719,004	0.1
22,672	ACCO Brands Corp.	106,558	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
33,527 (3)	ACV Auctions, Inc. - Class A	$611,868	0.1
5,945 (3)	AeroVironment, Inc.	1,082,941	0.2
8,538 (3)	AerSale Corp.	59,083	0.0
11,924 (3)	Air Transport Services Group, Inc.	165,386	0.0
2,360	Alamo Group, Inc.	408,280	0.1
7,131	Albany International Corp. - Class A	602,213	0.1
107,202 (3)	Alight, Inc. - Class A	791,151	0.1
3,395	Allegiant Travel Co.	170,531	0.0
3,669	Allient, Inc.	92,716	0.0
6,612	Alta Equipment Group, Inc.	53,160	0.0
7,329 (3)	Ameresco, Inc. - Class A	211,148	0.0
7,791 (3)	American Superconductor Corp.	182,228	0.0
3,626 (3)	American Woodmark Corp.	285,004	0.1
5,125	Apogee Enterprises, Inc.	322,029	0.1
8,710	Applied Industrial Technologies, Inc.	1,689,740	0.3
5,327	ArcBest Corp.	570,415	0.1
52,602 (3)(4)	Archer Aviation, Inc. - Class A	185,159	0.0
11,014	Arcosa, Inc.	918,678	0.2
2,932	Argan, Inc.	214,505	0.0
6,812	Aris Water Solutions, Inc. - Class A	106,744	0.0
34,519 (3)	Array Technologies, Inc.	354,165	0.1
10,205 (3)	ASGN, Inc.	899,775	0.2
5,439	Astec Industries, Inc.	161,321	0.0
6,845 (3)	Astronics Corp.	137,105	0.0
4,822 (3)	Asure Software, Inc.	40,505	0.0
8,265	Atkore, Inc.	1,115,196	0.2
6,708	AZZ, Inc.	518,193	0.1
10,721	Barnes Group, Inc.	443,957	0.1
6,215	Barrett Business Services, Inc.	203,666	0.0
14,419 (3)	Beacon Roofing Supply, Inc.	1,304,919	0.2
29,751 (3)	BlackSky Technology, Inc.	31,834	0.0
13,786 (3)(4)	Blade Air Mobility, Inc.	47,975	0.0
21,586 (3)	Blink Charging Co.	59,146	0.0
45,067 (3)(4)	Bloom Energy Corp. - Class A	551,620	0.1
7,323 (3)	Blue Bird Corp.	394,344	0.1
1,969 (3)	BlueLinx Holdings, Inc.	183,294	0.0
8,992	Boise Cascade Co.	1,072,026	0.2
3,216 (3)	Bowman Consulting Group Ltd.	102,237	0.0
10,169 (3)	BrightView Holdings, Inc.	135,248	0.0
10,171	Brink’s Co.	1,041,510	0.2
6,965	Brookfield Business Corp. - Class A	142,225	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,256 (3)	Byrna Technologies, Inc.	$42,474	0.0
6,128	Cadre Holdings, Inc.	205,656	0.0
5,930 (3)	Caesarstone Ltd.	29,649	0.0
12,940 (3)	Casella Waste Systems, Inc. - Class A	1,283,907	0.2
10,858 (3)	CBIZ, Inc.	804,578	0.2
6,843 (3)	CECO Environmental Corp.	197,421	0.0
3,103 (3)	Centuri Holdings, Inc.	60,446	0.0
86,966 (3)	ChargePoint Holdings, Inc.	131,319	0.0
9,572 (3)	Chart Industries, Inc.	1,381,622	0.3
4,130 (3)	Cimpress PLC	361,829	0.1
6,649	Columbus McKinnon Corp.	229,656	0.1
39,729 (3)	Conduent, Inc.	129,517	0.0
9,856 (3)	Construction Partners, Inc. - Class A	544,150	0.1
25,397 (3)	CoreCivic, Inc.	329,653	0.1
11,180	Costamare, Inc.	183,687	0.0
2,077	Covenant Logistics Group, Inc.	102,375	0.0
1,579	CRA International, Inc.	271,935	0.1
3,548	CSW Industrials, Inc.	941,320	0.2
13,746 (3)	Custom Truck One Source, Inc.	59,795	0.0
10,309	Deluxe Corp.	231,540	0.1
2,903 (3)	Distribution Solutions Group, Inc.	87,090	0.0
5,546	Douglas Dynamics, Inc.	129,776	0.0
13,637 (3)	Driven Brands Holdings, Inc.	173,599	0.0
3,212 (3)	Ducommun, Inc.	186,489	0.0
3,016 (3)	DXP Enterprises, Inc.	138,253	0.0
6,451 (3)	Dycom Industries, Inc.	1,088,671	0.2
3,325	Encore Wire Corp.	963,685	0.2
13,255 (3)	Energy Recovery, Inc.	176,159	0.0
24,172 (3)(4)	Energy Vault Holdings, Inc.	22,954	0.0
12,660	Enerpac Tool Group Corp.	483,359	0.1
9,037	EnerSys	935,510	0.2
6,736	Ennis, Inc.	147,451	0.0
33,702 (3)(4)	Enovix Corp.	521,033	0.1
4,802	EnPro Industries, Inc.	699,027	0.1
18,486 (3)	Enviri Corp.	159,534	0.0
5,966	ESCO Technologies, Inc.	626,669	0.1
11,491	Exponent, Inc.	1,093,024	0.2
13,670	Federal Signal Corp.	1,143,769	0.2
12,119 (4)	First Advantage Corp.	194,752	0.0
15,345 (3)	FiscalNote Holdings, Inc.	22,404	0.0
13,782 (3)(4)	Fluence Energy, Inc.	238,980	0.1
38,719 (3)	Fluor Corp.	1,686,212	0.3
3,365 (3)	Forrester Research, Inc.	57,474	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,738 (4)	Forward Air Corp.	$109,252	0.0
3,002 (3)	Franklin Covey Co.	114,076	0.0
10,337	Franklin Electric Co., Inc.	995,660	0.2
26,495 (3)	Freyr Battery, Inc.	45,042	0.0
9,737 (3)(4)	Frontier Group Holdings, Inc.	48,003	0.0
22,673	FTAI Aviation Ltd.	2,340,534	0.4
23,264	FTAI Infrastructure, Inc.	200,768	0.0
101,440 (3)(4)	FuelCell Energy, Inc.	64,800	0.0
8,155	GATX Corp.	1,079,396	0.2
9,385	Genco Shipping & Trading Ltd.	199,994	0.0
28,360 (3)	GEO Group, Inc.	407,250	0.1
7,087 (3)	Gibraltar Industries, Inc.	485,814	0.1
3,754	Global Industrial Co.	117,725	0.0
9,056 (3)	GMS, Inc.	730,004	0.1
27,280	Golden Ocean Group Ltd.	376,464	0.1
5,317	Gorman-Rupp Co.	195,187	0.0
61,732 (3)	GrafTech International Ltd.	59,880	0.0
2,670 (3)	Graham Corp.	75,186	0.0
9,908	Granite Construction, Inc.	613,999	0.1
15,681 (3)	Great Lakes Dredge & Dock Corp.	137,679	0.0
6,982	Greenbrier Cos., Inc.	345,958	0.1
8,776	Griffon Corp.	560,435	0.1
7,366	H&E Equipment Services, Inc.	325,356	0.1
11,374 (3)	Hawaiian Holdings, Inc.	141,379	0.0
17,356 (3)	Healthcare Services Group, Inc.	183,626	0.0
11,118	Heartland Express, Inc.	137,085	0.0
4,809	Heidrick & Struggles International, Inc.	151,868	0.0
7,720	Helios Technologies, Inc.	368,630	0.1
6,361	Herc Holdings, Inc.	847,858	0.2
27,656 (3)	Hertz Global Holdings, Inc.	97,626	0.0
16,015	Hillenbrand, Inc.	640,920	0.1
45,678 (3)	Hillman Solutions Corp.	404,250	0.1
7,766	Himalaya Shipping Ltd.	71,137	0.0
10,799	HNI Corp.	486,171	0.1
13,832	Hub Group, Inc. - Class A	595,468	0.1
11,004 (3)	Hudson Technologies, Inc.	96,725	0.0
4,125 (3)	Huron Consulting Group, Inc.	406,313	0.1
33,654 (3)	Hyliion Holdings Corp.	54,519	0.0
2,696	Hyster-Yale Materials Handling, Inc.	187,992	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,277	ICF International, Inc.	$634,963	0.1
1,913 (3)	IES Holdings, Inc.	266,538	0.1
6,214 (3)(4)	Innodata, Inc.	92,154	0.0
8,154	Insperity, Inc.	743,726	0.1
4,590	Insteel Industries, Inc.	142,106	0.0
13,401	Interface, Inc.	196,727	0.0
6,692 (3)	Intuitive Machines, Inc.	22,083	0.0
32,455 (3)	Janus International Group, Inc.	409,907	0.1
19,560 (3)	JELD-WEN Holding, Inc.	263,473	0.1
73,639 (3)	JetBlue Airways Corp.	448,462	0.1
90,352 (3)(4)	Joby Aviation, Inc.	460,795	0.1
7,222	John Bean Technologies Corp.	685,873	0.1
2,667	Kadant, Inc.	783,511	0.1
7,487	Kelly Services, Inc. - Class A	160,297	0.0
18,021 (4)	Kennametal, Inc.	424,214	0.1
4,363	Kforce, Inc.	271,073	0.1
11,727	Korn Ferry	787,351	0.1
33,670 (3)	Kratos Defense & Security Solutions, Inc.	673,737	0.1
27,156 (3)	LanzaTech Global, Inc.	50,239	0.0
31,288 (3)	Legalzoom.com, Inc.	262,506	0.1
16,925 (3)	Leonardo DRS, Inc.	431,757	0.1
2,378 (3)	Limbach Holdings, Inc.	135,380	0.0
2,547	Lindsay Corp.	312,975	0.1
5,481 (3)	Liquidity Services, Inc.	109,510	0.0
7,557	LSI Industries, Inc.	109,350	0.0
6,795	Luxfer Holdings PLC	78,754	0.0
8,657 (3)	Manitowoc Co., Inc.	99,815	0.0
13,491	Marten Transport Ltd.	248,909	0.1
29,206 (3)	Masterbrand, Inc.	428,744	0.1
6,526 (3)	Matrix Service Co.	64,802	0.0
7,629	Matson, Inc.	999,170	0.2
7,050	Matthews International Corp. - Class A	176,603	0.0
3,450 (3)	Mayville Engineering Co., Inc.	57,477	0.0
5,589	McGrath RentCorp	595,508	0.1
12,518 (3)	Mercury Systems, Inc.	337,861	0.1
2,814	Miller Industries, Inc.	154,826	0.0
16,353	MillerKnoll, Inc.	433,191	0.1
7,241 (3)	Montrose Environmental Group, Inc.	322,659	0.1
6,441	Moog, Inc. - Class A	1,077,579	0.2
19,606 (3)	MRC Global, Inc.	253,113	0.1
25,381	Mueller Industries, Inc.	1,445,194	0.3
35,284	Mueller Water Products, Inc. - Class A	632,289	0.1
3,791 (3)	MYR Group, Inc.	514,477	0.1
1,298	National Presto Industries, Inc.	97,519	0.0
5,439 (3)	Net Power, Inc.	53,464	0.0
27,500 (3)	Nextracker, Inc. - Class A	1,289,200	0.2
2,728 (3)	Northwest Pipe Co.	92,670	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
25,056 (3)	NOW, Inc.	$344,019	0.1
17,665 (3)(4)	NuScale Power Corp.	206,504	0.0
3,297 (3)	NV5 Global, Inc.	306,522	0.1
24,257 (3)	OPENLANE, Inc.	402,424	0.1
7,394 (3)	Orion Group Holdings, Inc.	70,315	0.0
8,863	Pangaea Logistics Solutions Ltd.	69,397	0.0
5,733	Park Aerospace Corp.	78,427	0.0
2,623	Park-Ohio Holdings Corp.	67,909	0.0
19,284 (3)	Performant Financial Corp.	55,924	0.0
37,645	Pitney Bowes, Inc.	191,237	0.0
41,651 (3)	Planet Labs PBC	77,471	0.0
142,782 (3)	Plug Power, Inc.	332,682	0.1
2,138	Powell Industries, Inc.	306,589	0.1
650	Preformed Line Products Co.	80,951	0.0
12,161	Primoris Services Corp.	606,712	0.1
6,038 (3)	Proto Labs, Inc.	186,514	0.0
7,560	Quad/Graphics, Inc.	41,202	0.0
7,838	Quanex Building Products Corp.	216,721	0.0
10,231 (3)	Radiant Logistics, Inc.	58,214	0.0
5,640 (3)	Redwire Corp.	40,438	0.0
33,301 (3)	Resideo Technologies, Inc.	651,368	0.1
7,857	Resources Connection, Inc.	86,741	0.0
11,819	REV Group, Inc.	294,175	0.1
78,668 (3)(4)	Rocket Lab USA, Inc.	377,606	0.1
15,649	Rush Enterprises, Inc. - Class A	655,224	0.1
26,566 (3)	RXO, Inc.	694,701	0.1
14,608	Safe Bulkers, Inc.	85,019	0.0
32,493 (3)	SES AI Corp.	40,616	0.0
38,774 (3)	Shoals Technologies Group, Inc. - Class A	241,950	0.1
8,034	Shyft Group, Inc.	95,283	0.0
8,957 (3)	SkyWest, Inc.	735,101	0.1
5,226 (3)	Spire Global, Inc.	56,649	0.0
24,909 (4)	Spirit Airlines, Inc.	91,167	0.0
10,252 (3)	SPX Technologies, Inc.	1,457,219	0.3
2,717	Standex International Corp.	437,845	0.1
21,356	Steelcase, Inc. - Class A	276,774	0.1
34,936 (3)(4)	Stem, Inc.	38,779	0.0
7,840 (3)	Sterling Check Corp.	116,032	0.0
6,875 (3)	Sterling Infrastructure, Inc.	813,588	0.2
9,077 (3)	Sun Country Airlines Holdings, Inc.	114,007	0.0
19,790 (3)(4)	SunPower Corp.	58,578	0.0
49,386 (3)	Sunrun, Inc.	585,718	0.1
5,107	Tecnoglass, Inc.	256,269	0.1
4,390	Tennant Co.	432,152	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
15,025	Terex Corp.	$823,971	0.2
37,389 (3)	Terran Orbital Corp.	30,659	0.0
7,795 (3)	Thermon Group Holdings, Inc.	239,774	0.1
12,364 (3)	Titan International, Inc.	91,617	0.0
5,029 (3)	Titan Machinery, Inc.	79,961	0.0
10,623 (3)(4)	TPI Composites, Inc.	42,386	0.0
2,040 (3)	Transcat, Inc.	244,147	0.1
7,385	TriNet Group, Inc.	738,500	0.1
18,688	Trinity Industries, Inc.	559,145	0.1
14,713 (3)	Triumph Group, Inc.	226,727	0.1
7,905 (3)	TrueBlue, Inc.	81,422	0.0
10,017 (3)	Tutor Perini Corp.	218,170	0.0
13,686	UFP Industries, Inc.	1,532,832	0.3
3,421	UniFirst Corp.	586,804	0.1
1,795	Universal Logistics Holdings, Inc.	72,859	0.0
28,130 (3)	Upwork, Inc.	302,397	0.1
3,035 (3)	V2X, Inc.	145,559	0.0
37,893 (3)	Verra Mobility Corp.	1,030,690	0.2
4,985 (3)	Viad Corp.	169,490	0.0
5,155 (3)	Vicor Corp.	170,940	0.0
2,539	Virco Mfg. Corp.	35,393	0.0
4,207 (3)(4)	Virgin Galactic Holdings, Inc.	35,465	0.0
3,145	VSE Corp.	277,641	0.1
10,371	Wabash National Corp.	226,503	0.0
6,192	Watts Water Technologies, Inc. - Class A	1,135,427	0.2
14,059	Werner Enterprises, Inc.	503,734	0.1
20,856 (3)	Wheels Up Experience, Inc.	39,418	0.0
3,116 (3)	Willdan Group, Inc.	89,897	0.0
923	Willis Lease Finance Corp.	63,963	0.0
10,544 (3)	WNS Holdings Ltd.	553,549	0.1
9,653 (3)	Xometry, Inc. - Class A	111,589	0.0
33,046	Zurn Elkay Water Solutions Corp.	971,552	0.2
		94,343,511	16.6

	Information Technology: 13.5%
27,569 (3)	8x8, Inc.	61,203	0.0
5,688 (3)	908 Devices, Inc.	29,293	0.0
16,278	A10 Networks, Inc.	225,450	0.0
23,865 (3)	ACI Worldwide, Inc.	944,815	0.2
11,600 (3)	ACM Research, Inc. - Class A	267,496	0.1
25,159	Adeia, Inc.	281,403	0.1
18,332	ADTRAN Holdings, Inc.	96,426	0.0
8,468	Advanced Energy Industries, Inc.	920,980	0.2
6,412 (3)	Aehr Test Systems	71,622	0.0
5,033 (3)	Agilysys, Inc.	524,137	0.1
10,883 (3)	Alarm.com Holdings, Inc.	691,506	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
10,126 (3)	Alkami Technology, Inc.	$288,388	0.1
5,417 (3)	Alpha & Omega Semiconductor Ltd.	202,433	0.0
12,922 (3)	Altair Engineering, Inc. - Class A	1,267,390	0.2
8,544 (3)	Ambarella, Inc.	460,949	0.1
8,141	American Software, Inc. - Class A	74,327	0.0
17,940 (3)	Amplitude, Inc. - Class A	159,666	0.0
9,169 (3)	Appian Corp. - Class A	282,955	0.1
22,457 (3)(4)	Applied Digital Corp.	133,619	0.0
8,349 (3)	Applied Optoelectronics, Inc.	69,213	0.0
21,747 (3)	Arlo Technologies, Inc.	283,581	0.1
6,632 (3)	Arteris, Inc.	49,805	0.0
18,238 (3)	Asana, Inc. - Class A	255,150	0.0
1,701 (3)	AudioEye, Inc.	29,954	0.0
190,778 (3)	Aurora Innovation, Inc.	528,455	0.1
32,681 (3)	AvePoint, Inc.	340,536	0.1
2,828 (3)	Aviat Networks, Inc.	81,135	0.0
7,371 (3)	Axcelis Technologies, Inc.	1,048,083	0.2
9,585 (3)	Backblaze, Inc. - Class A	59,043	0.0
6,684	Badger Meter, Inc.	1,245,563	0.2
2,946	Bel Fuse, Inc. - Class B	192,197	0.0
9,220	Belden, Inc.	864,836	0.2
8,207	Benchmark Electronics, Inc.	323,848	0.1
23,508 (3)(4)	BigBear.ai Holdings, Inc.	35,497	0.0
16,386 (3)	BigCommerce Holdings, Inc.	132,071	0.0
26,502 (3)(4)	Bit Digital, Inc.	84,276	0.0
9,581 (3)	Blackbaud, Inc.	729,785	0.1
12,946 (3)	Blackline, Inc.	627,234	0.1
53,310 (3)	Blend Labs, Inc. - Class A	125,812	0.0
31,793 (3)	Box, Inc. - Class A	840,607	0.2
11,693 (3)	Braze, Inc. - Class A	454,156	0.1
18,546 (3)(4)	C3.ai, Inc. - Class A	537,092	0.1
13,231 (3)	Calix, Inc.	468,774	0.1
9,558 (3)(4)	Cerence, Inc.	27,049	0.0
5,746 (3)	CEVA, Inc.	110,840	0.0
39,311 (3)(4)	Cipher Mining, Inc.	163,141	0.0
50,337 (3)(4)	Cleanspark, Inc.	802,875	0.1
19,885	Clear Secure, Inc. - Class A	372,048	0.1
2,915 (3)	Clearfield, Inc.	112,402	0.0
31,909 (3)	Clearwater Analytics Holdings, Inc. - Class A	590,955	0.1
1,141	Climb Global Solutions, Inc.	71,666	0.0
10,745 (3)	Cohu, Inc.	355,660	0.1
48,545 (3)	CommScope Holding Co., Inc.	59,710	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
9,881 (3)	CommVault Systems, Inc.	$1,201,233	0.2
4,260 (3)	Consensus Cloud Solutions, Inc.	73,187	0.0
40,595 (3)	Core Scientific, Inc.	377,525	0.1
10,841 (3)	Corsair Gaming, Inc.	119,685	0.0
8,940 (3)	Couchbase, Inc.	163,244	0.0
28,963 (3)	Credo Technology Group Holding Ltd.	925,078	0.2
7,440 (3)	CS Disco, Inc.	44,342	0.0
6,790	CSG Systems International, Inc.	279,544	0.1
7,093	CTS Corp.	359,119	0.1
8,787 (3)	Daktronics, Inc.	122,579	0.0
1,837 (3)	Dave, Inc.	55,660	0.0
5,839 (3)	Diebold Nixdorf, Inc.	224,680	0.0
8,248 (3)	Digi International, Inc.	189,127	0.0
3,548 (3)(4)	Digimarc Corp.	110,023	0.0
22,178 (3)	Digital Turbine, Inc.	36,815	0.0
14,825 (3)	DigitalOcean Holdings, Inc.	515,169	0.1
10,393 (3)	Diodes, Inc.	747,568	0.1
8,130 (3)	Domo, Inc. - Class B	62,764	0.0
20,543 (3)	D-Wave Quantum, Inc.	23,419	0.0
39,620 (3)	E2open Parent Holdings, Inc.	177,894	0.0
14,491 (3)	Eastman Kodak Co.	77,962	0.0
11,840 (3)	Enfusion, Inc. - Class A	100,877	0.0
11,432 (3)	Envestnet, Inc.	715,529	0.1
6,031 (3)	ePlus, Inc.	444,364	0.1
9,247 (3)	Everbridge, Inc.	323,553	0.1
5,819 (3)	EverCommerce, Inc.	63,893	0.0
14,644	EVERTEC, Inc.	486,913	0.1
30,273 (3)	Evolv Technologies Holdings, Inc.	77,196	0.0
35,541 (3)	ExlService Holdings, Inc.	1,114,566	0.2
28,501 (3)	Extreme Networks, Inc.	383,338	0.1
8,280 (3)	Fannie Mae	2,026,861	0.4
4,406 (3)	FARO Technologies, Inc.	70,496	0.0
28,917 (3)	Fastly, Inc. - Class A	213,118	0.0
17,614 (3)	FormFactor, Inc.	1,066,175	0.2
46,171 (3)	Freshworks, Inc. - Class A	585,910	0.1
13,385 (3)	Grid Dynamics Holdings, Inc.	140,676	0.0
6,506	Hackett Group, Inc.	141,310	0.0
25,126 (3)	Harmonic, Inc.	295,733	0.1
18,230 (3)	Hut 8 Corp.	273,268	0.1
5,376 (3)	I3 Verticals, Inc. - Class A	118,702	0.0
7,440 (3)	Ichor Holdings Ltd.	286,812	0.1
6,757 (3)	iLearningEngines Holdings, Inc.	61,352	0.0
7,529	Immersion Corp.	70,848	0.0
5,136 (3)	Impinj, Inc.	805,171	0.1
37,328 (3)(4)	indie Semiconductor, Inc. - Class A	230,314	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
45,486 (3)(4)	Infinera Corp.	$277,010	0.1
6,314 (3)	Insight Enterprises, Inc.	1,252,445	0.2
5,375 (3)	Instructure Holdings, Inc.	125,829	0.0
8,861 (3)	Intapp, Inc.	324,933	0.1
5,612 (4)	InterDigital, Inc.	654,135	0.1
44,637 (3)	IonQ, Inc.	313,798	0.1
14,509 (3)	Iteris, Inc.	62,824	0.0
10,365 (3)	Itron, Inc.	1,025,720	0.2
16,964 (3)	Jamf Holding Corp.	279,906	0.1
28,409 (3)	Kaltura, Inc.	34,091	0.0
6,333 (3)	Kimball Electronics, Inc.	139,199	0.0
20,118 (3)	Knowles Corp.	347,237	0.1
12,439	Kulicke & Soffa Industries, Inc.	611,874	0.1
28,333 (3)	Lightwave Logic, Inc.	84,716	0.0
14,816 (3)	LiveRamp Holdings, Inc.	458,407	0.1
62,067 (3)(4)	Marathon Digital Holdings, Inc.	1,232,030	0.2
59,151 (3)	Matterport, Inc.	264,405	0.1
13,772	Maximus, Inc.	1,180,260	0.2
17,999 (3)	MaxLinear, Inc.	362,500	0.1
6,386 (3)	MeridianLink, Inc.	136,405	0.0
7,942	Methode Electronics, Inc.	82,200	0.0
48,693 (3)(4)	MicroVision, Inc.	51,615	0.0
45,757 (3)	Mirion Technologies, Inc.	491,430	0.1
10,723 (3)	Mitek Systems, Inc.	119,883	0.0
16,783 (3)	N-able, Inc.	255,605	0.0
8,024	Napco Security Technologies, Inc.	416,847	0.1
29,078 (3)	Navitas Semiconductor Corp.	114,277	0.0
16,439 (3)	NCR Atleos Corp.	444,182	0.1
32,939 (3)	NCR Corp.	406,797	0.1
6,874 (3)	NETGEAR, Inc.	105,172	0.0
15,793 (3)	NetScout Systems, Inc.	288,854	0.1
17,374 (3)	NextNav, Inc.	140,903	0.0
11,112 (3)	nLight, Inc.	121,454	0.0
8,124 (3)	Novanta, Inc.	1,325,106	0.2
1,277	NVE Corp.	95,379	0.0
24,874 (3)	Olo, Inc. - Class A	109,943	0.0
8,773 (3)	OneSpan, Inc.	112,470	0.0
3,715 (3)	OSI Systems, Inc.	510,887	0.1
9,887 (3)	Ouster, Inc.	97,187	0.0
9,147 (3)	Pagaya Technologies Ltd. - Class A	116,713	0.0
20,217 (3)	PagerDuty, Inc.	463,576	0.1
7,688 (3)(4)	PAR Technology Corp.	362,028	0.1
2,868	PC Connection, Inc.	184,126	0.0
7,340 (3)	PDF Solutions, Inc.	267,029	0.1
7,786 (3)	Perficient, Inc.	582,315	0.1
14,087 (3)	Photronics, Inc.	347,526	0.1
6,264 (3)	Plexus Corp.	646,320	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
18,107 (3)	Porch Group, Inc.	$27,342	0.0
12,782	Power Integrations, Inc.	897,169	0.2
21,274 (3)	Powerfleet, Inc. NJ	97,220	0.0
13,245 (3)	PowerSchool Holdings, Inc. - Class A	296,556	0.1
9,650	Progress Software Corp.	523,609	0.1
10,447 (3)	PROS Holdings, Inc.	299,307	0.1
13,261 (3)	Q2 Holdings, Inc.	800,036	0.1
8,384 (3)	Qualys, Inc.	1,195,558	0.2
15,842 (3)	Rackspace Technology, Inc.	47,209	0.0
24,665 (3)	Rambus, Inc.	1,449,315	0.3
13,963 (3)	Rapid7, Inc.	603,621	0.1
2,853 (3)	Red Violet, Inc.	72,466	0.0
20,754 (3)	Repay Holdings Corp.	219,162	0.0
22,994 (3)	Ribbon Communications, Inc.	75,650	0.0
13,998 (3)	Rimini Street, Inc.	42,974	0.0
61,484 (3)(4)	Riot Platforms, Inc.	561,964	0.1
4,269 (3)	Rogers Corp.	514,884	0.1
85,531 (3)	Sabre Corp.	228,368	0.0
12,463 (3)	Sanmina Corp.	825,674	0.1
7,209	Sapiens International Corp. NV	244,601	0.0
5,782 (3)	ScanSource, Inc.	256,200	0.0
8,426 (3)	SEMrush Holdings, Inc. - Class A	112,824	0.0
14,692 (3)	Semtech Corp.	438,997	0.1
7,177 (3)	Silicon Laboratories, Inc.	793,992	0.1
4,181 (3)	SiTime Corp.	520,033	0.1
6,583 (3)(4)	SkyWater Technology, Inc.	50,360	0.0
11,715 (3)	SMART Global Holdings, Inc.	267,922	0.1
45,420 (3)	SmartRent, Inc.	108,554	0.0
12,880	SolarWinds Corp.	155,204	0.0
64,361 (3)(4)	SoundHound AI, Inc. - Class A	254,226	0.0
2,418 (3)	SoundThinking, Inc.	29,451	0.0
23,161 (3)	Sprinklr, Inc. - Class A	222,809	0.0
11,114 (3)	Sprout Social, Inc. - Class A	396,548	0.1
8,415 (3)	SPS Commerce, Inc.	1,583,366	0.3
13,714 (3)	Squarespace, Inc. - Class A	598,342	0.1
8,848 (3)	Synaptics, Inc.	780,394	0.1
13,582 (3)	Telos Corp.	54,598	0.0
26,735 (3)	Tenable Holdings, Inc.	1,165,111	0.2
52,250 (3)	Terawulf, Inc.	232,513	0.0
24,302 (3)	Thoughtworks Holding, Inc.	69,018	0.0
23,000 (3)	TTM Technologies, Inc.	446,890	0.1
2,599 (3)(4)	Tucows, Inc. - Class A	50,213	0.0
4,154 (3)	Turtle Beach Corp.	59,568	0.0
10,193 (3)	Ultra Clean Holdings, Inc.	499,457	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
15,637 (3)	Unisys Corp.	$64,581	0.0
24,890 (3)	Varonis Systems, Inc.	1,193,973	0.2
12,745 (3)	Veeco Instruments, Inc.	595,319	0.1
13,964 (3)	Verint Systems, Inc.	449,641	0.1
12,406 (3)	Vertex, Inc. - Class A	447,228	0.1
27,533 (3)	Viasat, Inc.	349,669	0.1
50,234 (3)	Viavi Solutions, Inc.	345,108	0.1
28,421	Vishay Intertechnology, Inc.	633,788	0.1
3,300 (3)	Vishay Precision Group, Inc.	100,452	0.0
9,249 (3)	Weave Communications, Inc.	83,426	0.0
11,427 (3)	Workiva, Inc.	834,057	0.2
26,170 (4)	Xerox Holdings Corp.	304,095	0.1
10,611 (3)	Xperi, Inc.	87,116	0.0
24,169 (3)	Yext, Inc.	129,304	0.0
37,316 (3)	Zeta Global Holdings Corp. - Class A	658,627	0.1
29,426 (3)	Zuora, Inc. - Class A	292,200	0.1
		77,206,106	13.5

	Materials: 4.5%
6,146	AdvanSix, Inc.	140,866	0.0
2,537	Alpha Metallurgical Resources, Inc.	711,705	0.1
6,739	American Vanguard Corp.	57,955	0.0
246,250 (3)(4)	Arcadium Lithium PLC	827,400	0.2
3,987	Arch Resources, Inc.	606,941	0.1
34,446	Ardagh Metal Packaging SA	117,116	0.0
6,288 (3)	Arq, Inc.	38,168	0.0
9,550 (3)	ASP Isotopes, Inc.	29,223	0.0
13,233 (3)	Aspen Aerogels, Inc.	315,607	0.1
20,344	Avient Corp.	888,016	0.2
7,384	Balchem Corp.	1,136,767	0.2
12,271	Cabot Corp.	1,127,582	0.2
4,351	Caledonia Mining Corp. PLC	42,292	0.0
10,797	Carpenter Technology Corp.	1,183,135	0.2
11,987 (3)	Century Aluminum Co.	200,782	0.0
3,973 (3)	Clearwater Paper Corp.	192,571	0.0
89,832 (3)	Coeur Mining, Inc.	504,856	0.1
26,128	Commercial Metals Co.	1,436,779	0.3
7,939	Compass Minerals International, Inc.	82,010	0.0
29,207 (3)	Constellium SE	550,552	0.1
2,045 (3)	Contango ORE, Inc.	36,953	0.0
17,652 (3)	Dakota Gold Corp.	45,013	0.0
27,173 (3)	Ecovyst, Inc.	243,742	0.1
6,846	FutureFuel Corp.	35,120	0.0
6,679	Greif, Inc. - Class A	383,842	0.1
4,475	Hawkins, Inc.	407,225	0.1
2,729	Haynes International, Inc.	160,192	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
12,343	HB Fuller Co.	$949,917	0.2
135,266	Hecla Mining Co.	656,040	0.1
61,986 (3)	i-80 Gold Corp.	66,945	0.0
8,297 (3)	Ingevity Corp.	362,662	0.1
5,705	Innospec, Inc.	705,081	0.1
2,708 (3)	Intrepid Potash, Inc.	63,448	0.0
19,196 (3)(4)	Ivanhoe Electric, Inc. / US	180,058	0.0
3,573	Kaiser Aluminum Corp.	314,067	0.1
12,792 (3)	Knife River Corp.	897,231	0.2
4,820	Koppers Holdings, Inc.	178,292	0.0
5,510	Kronos Worldwide, Inc.	69,149	0.0
8,767 (3)	Lifezone Metals Ltd.	67,331	0.0
13,082 (3)	LSB Industries, Inc.	107,011	0.0
4,667	Materion Corp.	504,643	0.1
12,503	Mativ Holdings, Inc.	212,051	0.0
7,338	Minerals Technologies, Inc.	610,228	0.1
8,523	Myers Industries, Inc.	114,038	0.0
56,945 (3)	Novagold Resources, Inc.	197,030	0.0
35,023 (3)	O-I Glass, Inc.	389,806	0.1
2,629	Olympic Steel, Inc.	117,858	0.0
13,405	Orion SA	294,106	0.1
9,568	Pactiv Evergreen, Inc.	108,310	0.0
33,768 (3)	Perimeter Solutions SA	264,403	0.1
9,497 (3)	Perpetua Resources Corp.	49,384	0.0
4,151 (3)(4)	Piedmont Lithium, Inc.	41,427	0.0
28,174 (3)(4)	PureCycle Technologies, Inc.	166,790	0.0
3,158	Quaker Chemical Corp.	535,913	0.1
7,230	Ramaco Resources, Inc. - Class A	90,014	0.0
10,140 (3)	Ranpak Holdings Corp.	65,200	0.0
15,215 (3)	Rayonier Advanced Materials, Inc.	82,770	0.0
6,658	Ryerson Holding Corp.	129,831	0.0
6,136	Schnitzer Steel Industries, Inc. - Class A	93,697	0.0
9,639	Sensient Technologies Corp.	715,117	0.1
1,153 (3)	Smith-Midland Corp.	31,926	0.0
46,317	SSR Mining, Inc.	208,890	0.0
4,994	Stepan Co.	419,296	0.1
27,102 (3)	Summit Materials, Inc. - Class A	992,204	0.2
19,613	SunCoke Energy, Inc.	192,207	0.0
8,027	Sylvamo Corp.	550,652	0.1
10,040 (3)	TimkenSteel Corp.	203,511	0.0
9,408	TriMas Corp.	240,468	0.1
26,905	Tronox Holdings PLC	422,139	0.1
486	United States Lime & Minerals, Inc.	176,991	0.0
2,180 (3)	Universal Stainless & Alloy Products, Inc.	59,687	0.0
11,810	Warrior Met Coal, Inc.	741,314	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
7,348	Worthington Industries, Inc.	$347,781	0.1
7,472	Worthington Steel, Inc.	249,266	0.1
		25,738,590	4.5

	Real Estate: 5.9%
22,768	Acadia Realty Trust	408,003	0.1
17,523	Alexander & Baldwin, Inc.	297,190	0.1
571	Alexander’s, Inc.	128,395	0.0
11,281	American Assets Trust, Inc.	252,469	0.1
14,831	American Healthcare REIT, Inc.	216,676	0.0
24,286 (3)	Anywhere Real Estate, Inc.	80,387	0.0
32,877 (3)	Apartment Investment and Management Co. - Class A	272,550	0.1
50,755	Apple Hospitality REIT, Inc.	737,978	0.1
16,146	Armada Hoffler Properties, Inc.	179,059	0.0
16,969	Braemar Hotels & Resorts, Inc.	43,271	0.0
37,895	Brandywine Realty Trust	169,770	0.0
42,588	Broadstone Net Lease, Inc.	675,872	0.1
30,610	CareTrust REIT, Inc.	768,311	0.1
6,536 (4)	CBL & Associates Properties, Inc.	152,812	0.0
3,513	Centerspace	237,584	0.0
11,819	Chatham Lodging Trust	100,698	0.0
11,012	City Office REIT, Inc.	54,840	0.0
6,626	Community Healthcare Trust, Inc.	154,982	0.0
82,986 (3)	Compass, Inc. - Class A	298,750	0.1
25,312	COPT Defense Properties	633,559	0.1
5,824	CTO Realty Growth, Inc.	101,687	0.0
51,688 (3)	Cushman & Wakefield PLC	537,555	0.1
47,181	DiamondRock Hospitality Co.	398,679	0.1
35,998	DigitalBridge Group, Inc.	493,173	0.1
54,120	Diversified Healthcare Trust	165,066	0.0
36,342	Douglas Emmett, Inc.	483,712	0.1
21,764	Easterly Government Properties, Inc.	269,221	0.1
20,281	Elme Communities	323,076	0.1
31,102	Empire State Realty Trust, Inc. - Class A	291,737	0.1
23,941 (3)	Equity Commonwealth	464,455	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
39,308	Essential Properties Realty Trust, Inc.	$1,089,225	0.2
18,634 (4)	eXp World Holdings, Inc.	210,285	0.0
11,061 (4)	Farmland Partners, Inc.	127,533	0.0
4,550 (3)	Forestar Group, Inc.	145,554	0.0
21,093	Four Corners Property Trust, Inc.	520,364	0.1
4,148 (3)	FRP Holdings, Inc.	118,301	0.0
11,780	Getty Realty Corp.	314,055	0.1
9,994	Gladstone Commercial Corp.	142,614	0.0
9,165	Gladstone Land Corp.	125,469	0.0
15,024	Global Medical REIT, Inc.	136,418	0.0
44,913	Global Net Lease, Inc.	330,111	0.1
31,402	Hudson Pacific Properties, Inc.	151,044	0.0
50,397	Independence Realty Trust, Inc.	944,440	0.2
16,231	Industrial Logistics Properties Trust	59,728	0.0
6,354	Innovative Industrial Properties, Inc.	693,984	0.1
15,922	InvenTrust Properties Corp.	394,229	0.1
20,494	JBG SMITH Properties	312,124	0.1
25,923	Kennedy-Wilson Holdings, Inc.	251,972	0.1
48,905	Kite Realty Group Trust	1,094,494	0.2
64,811	L.P. Industrial Trust	591,076	0.1
9,997	LTC Properties, Inc.	344,896	0.1
48,877	Macerich Co.	754,661	0.1
5,878	Marcus & Millichap, Inc.	185,275	0.0
9,670	National Health Investors, Inc.	654,949	0.1
3,490	NET Lease Office Properties	85,924	0.0
16,753	NetSTREIT Corp.	269,723	0.1
31,125	Newmark Group, Inc. - Class A	318,409	0.1
277	NexPoint Diversified Real Estate Trust	1,532	0.0
5,300	NexPoint Residential Trust, Inc.	209,403	0.0
5,171	One Liberty Properties, Inc.	121,415	0.0
139,496 (3)	Opendoor Technologies, Inc.	256,673	0.1
13,399	Orion Office REIT, Inc.	48,102	0.0
33,246	Outfront Media, Inc.	475,418	0.1
42,970	Paramount Group, Inc.	198,951	0.0
8,661	Peakstone Realty Trust	91,807	0.0
26,798	Pebblebrook Hotel Trust	368,472	0.1
27,805	Phillips Edison & Co., Inc.	909,502	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
28,116	Piedmont Office Realty Trust, Inc. - Class A	$203,841	0.0
10,267	Plymouth Industrial REIT, Inc.	219,508	0.0
17,897	PotlatchDeltic Corp.	704,963	0.1
4,429	RE/MAX Holdings, Inc. - Class A	35,875	0.0
22,754 (3)	Real Brokerage, Inc.	92,379	0.0
26,239 (3)	Redfin Corp.	157,696	0.0
28,005	Retail Opportunity Investments Corp.	348,102	0.1
34,335	RLJ Lodging Trust	330,646	0.1
4,350	RMR Group, Inc. - Class A	98,310	0.0
13,200	Ryman Hospitality Properties, Inc.	1,318,152	0.2
52,258	Sabra Health Care REIT, Inc.	804,773	0.1
11,948	Safehold, Inc.	230,477	0.0
3,205	Saul Centers, Inc.	117,848	0.0
38,185	Service Properties Trust	196,271	0.0
42,353	SITE Centers Corp.	614,118	0.1
14,901	SL Green Realty Corp.	843,993	0.2
8,392	St Joe Co.	459,042	0.1
25,400	Summit Hotel Properties, Inc.	152,146	0.0
45,994	Sunstone Hotel Investors, Inc.	481,097	0.1
24,166	Tanger Factory Outlet Centers, Inc.	655,140	0.1
6,000 (3)	Tejon Ranch Co.	102,360	0.0
21,450	Terreno Realty Corp.	1,269,411	0.2
15,255	UMH Properties, Inc.	243,927	0.1
54,477	Uniti Group, Inc.	159,073	0.0
3,359	Universal Health Realty Income Trust	131,471	0.0
27,018	Urban Edge Properties	499,022	0.1
18,199	Veris Residential, Inc.	272,985	0.1
12,129	Whitestone REIT	161,437	0.0
23,361	Xenia Hotels & Resorts, Inc.	334,763	0.1
		33,678,475	5.9

	Utilities: 2.7%
12,944	ALLETE, Inc.	807,058	0.1
17,908 (3)	Altus Power, Inc.	70,199	0.0
8,379	American States Water Co.	608,064	0.1
17,391	Avista Corp.	601,903	0.1
15,193	Black Hills Corp.	826,195	0.2
27,160	Brookfield Infrastructure Corp. - Class A	914,206	0.2
10,422 (3)	Cadiz, Inc.	32,204	0.0
13,082	California Water Service Group	634,346	0.1
5,153	Chesapeake Utilities Corp.	547,249	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
3,695	Consolidated Water Co. Ltd.	$98,065	0.0
4,467	Genie Energy Ltd. - Class B	65,308	0.0
25,157	Hawaiian Electric Industries, Inc.	226,916	0.0
8,365	MGE Energy, Inc.	625,033	0.1
4,241	Middlesex Water Co.	221,635	0.0
16,226 (3)	Montauk Renewables, Inc.	92,488	0.0
22,263	New Jersey Resources Corp.	951,521	0.2
9,058	Northwest Natural Holding Co.	327,084	0.1
13,779	NorthWestern Corp.	690,052	0.1
12,742	ONE Gas, Inc.	813,577	0.2
12,154	Ormat Technologies, Inc.	871,442	0.2
9,392	Otter Tail Corp.	822,645	0.2
20,354	PNM Resources, Inc.	752,284	0.1
22,367	Portland General Electric Co.	967,149	0.2
5,736 (3)	Pure Cycle Corp.	54,779	0.0
7,412	SJW Group	401,879	0.1
13,839	Southwest Gas Holdings, Inc.	973,989	0.2
12,158	Spire, Inc.	738,355	0.1
24,602 (3)(4)	Sunnova Energy International, Inc.	137,279	0.0
4,061	Unitil Corp.	210,319	0.0
4,179	York Water Co.	154,999	0.0
		15,238,222	2.7

	Total Common Stock
	(Cost $346,963,753)	559,822,363	98.1

RIGHTS: 0.0%
	Consumer, Non-cyclical: 0.0%
14,198 (1)(2)	Chinook Therapeutics, Inc. CVR	5,537	0.0
390 (1)(2)	GTX, Inc.	—	—
		5,537	0.0

	Health Care: —%
4,590 (1)(2)	Aduro Biotech - CVR	—	—
2,194 (1)(2)	Omniab, Inc. - 12.5 Earnout Shares	—	—
2,194 (1)(2)	Omniab, Inc. - 15 Earnout Shares	—	—
		—	—
	Total Rights
	(Cost $800)	5,537	0.0
Shares		Value	Percentage of Net Assets
WARRANTS: 0.0%
	Warrants: 0.0%
7,492	Danimer Scientific, Inc.	$674	0.0

	Total Warrants
	(Cost $—)	674	0.0

	Total Long-Term Investments
	(Cost $346,964,553)	559,828,574	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Repurchase Agreements: 3.4%
1,432,217 (5)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,432,859, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%- 6.070%, Market Value plus accrued interest $1,460,861, due 10/01/27-01/01/57)	1,432,217	0.2
6,039,713 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $6,042,409, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $6,160,507, due 08/08/24-04/20/74)	6,039,713	1.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,039,713 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $6,042,409, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $6,160,508, due 04/30/27-04/20/72)	$6,039,713	1.1
5,900,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $5,902,643, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $6,006,494, due 10/15/25-02/15/53)	5,900,000	1.0
	Total Repurchase Agreements
	(Cost $19,411,643)	19,411,643	3.4

	Time Deposits: 1.0%
610,000 (5)	BNP Paribas SA, 5.290%, 07/01/2024 (Cost $610,000)	610,000	0.1
610,000 (5)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024 (Cost $610,000)	610,000	0.1
610,000 (5)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024 (Cost $610,000)	610,000	0.1
570,000 (5)	DZ Bank AG, 5.300%, 07/01/2024 (Cost $570,000)	570,000	0.1
590,000 (5)	HSBC Bank PLC, 5.380%, 07/01/2024 (Cost $590,000)	590,000	0.1
520,000 (5)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024 (Cost $520,000)	520,000	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
590,000 (5)	Mizuho Bank Ltd., 5.320%, 07/01/2024 (Cost $590,000)	$590,000	0.1
610,000 (5)	Royal Bank of Canada, 5.320%, 07/01/2024 (Cost $610,000)	610,000	0.1
600,000 (5)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024 (Cost $600,000)	600,000	0.1
550,000 (5)	Svenska Handelsbanken AB, 5.310%, 07/01/2024 (Cost $550,000)	550,000	0.1
	Total Time Deposits
	(Cost $5,860,000)	5,860,000	1.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
10,484,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $10,484,000)	$10,484,000	1.9

	Total Short-Term Investments
	(Cost $35,755,643)	35,755,643	6.3

	Total Investments in Securities
	(Cost $382,720,196)	$595,584,217	104.4
	Liabilities in Excess of Other Assets	(25,101,182)	(4.4)
	Net Assets	$570,483,035	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $43,133 or —% of net assets. Please refer to the table below for additional details.
(3)	Non-income producing security.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Common Stocks	$—	$—	$32,004	$32,004
Communication Services	14,114,000	—	—	14,114,000
Consumer Discretionary	55,444,507	—	—	55,444,507
Consumer Staples	15,516,385	—	—	15,516,385
Energy	36,970,877	—	—	36,970,877
Financials	94,888,744	—	—	94,888,744
Foreign Stock	175,680	—	—	175,680
Health Care	96,347,090	—	5,592	96,352,682
Industrials	94,343,511	—	—	94,343,511
Information Technology	77,206,106	—	—	77,206,106
Materials	25,738,590	—	—	25,738,590
Real Estate	33,678,475	—	—	33,678,475
Utilities	15,238,222	—	—	15,238,222
Total Common Stock	559,662,187	—	37,596	559,699,783
Common Stock*	122,580	—	—	122,580
Rights	—	—	5,537	5,537
Warrants	—	674	—	674
Short-Term Investments	10,484,000	25,271,643	—	35,755,643
Total Investments, at fair value	$570,268,767	$25,272,317	$43,133	$595,584,217
Other Financial Instruments+
Futures	101,101	—	—	101,101
Total Assets	$570,369,868	$25,272,317	$43,133	$595,685,318

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	5,592
Chinook Therapeutics, Inc. CVR	8/14/2023	—	5,537
GTX, Inc.	6/10/2019	800	—
INHIBRX, Inc.	5/31/2024	—	32,004
Omniab, Inc. - 12.5 Earnout Shares	11/2/2022	—	—
Omniab, Inc. - 15 Earnout Shares	11/2/2022	—	—
		$800	$43,133

At June 30, 2024, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	129	09/20/24	$13,319,250	$101,101
			$13,319,250	$101,101

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2024 (unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$101,101
Total Asset Derivatives		$101,101

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$405,111
Total	$405,111

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(597,382)
Total	$(597,382)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $391,378,619.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$261,191,843
Gross Unrealized Depreciation	(56,885,143)
Net Unrealized Appreciation	$204,306,700

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 36.0%
	United States Treasury Bonds: 2.6%
857,600	3.875%, 08/15/2040	$795,591	0.1
9,529,000	4.250%, 02/15/2054	9,075,628	0.6
30,505,000 (1)	4.625%, 05/15/2044	30,452,570	1.9
		40,323,789	2.6
	United States Treasury Notes: 33.4%
100,162,300	2.875%, 04/30/2025	98,285,291	6.3
140,744,000	4.250%, 06/30/2029	140,166,730	8.9
12,579,000	4.250%, 06/30/2031	12,578,391	0.8
22,921,000	4.375%, 05/15/2034	22,929,953	1.5
5,473,000 (1)	4.500%, 05/31/2029	5,511,054	0.3
11,843,000	4.500%, 05/31/2031	12,037,299	0.8
75,981,000	4.625%, 06/30/2026	75,845,956	4.8
152,698,000	4.625%, 06/15/2027	153,145,358	9.7
5,136,000	4.875%, 05/31/2026	5,146,834	0.3
		525,646,866	33.4

	Total U.S. Treasury Obligations (Cost $565,504,536)	565,970,655	36.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.0%
	Federal Agricultural Mortgage Corporation: 0.1%
2,050,000	1.620%, 09/04/2025	1,973,263	0.1
	Federal Farm Credit Banks Funding Corporation: 0.4%
2,635,000	2.400%, 09/21/2026	2,505,538	0.2
2,938,000	3.375%, 08/26/2024	2,927,710	0.2
338,000	3.400%, 04/25/2034	303,294	0.0
		5,736,542	0.4
	Federal Home Loan Bank: 0.2%
3,110,000	1.100%, 08/20/2026	2,872,629	0.2
1,175,000	3.500%, 06/11/2032	1,090,879	0.0
		3,963,508	0.2
	Federal Home Loan Mortgage Association: 0.2%(2)
473,000	6.625%, 11/15/2030	528,945	0.0
2,015,000	7.125%, 01/15/2030	2,281,944	0.2
		2,810,889	0.2
	Federal Home Loan Mortgage Corporation: 2.5%(2)
1,465,659	3.000%, 04/01/2045	1,289,965	0.1
1,511,335	3.000%, 04/01/2045	1,332,671	0.1
5,371,470	3.000%, 05/01/2045	4,723,115	0.3
2,374,648	3.000%, 11/01/2046	2,084,326	0.2
2,747,795	3.000%, 11/01/2047	2,406,106	0.2
94,275	3.500%, 01/01/2042	86,759	0.0
315,041	3.500%, 01/01/2042	290,144	0.0
1,246,763	3.500%, 08/01/2042	1,143,850	0.1
5,457,399	3.500%, 04/01/2043	5,006,727	0.3
5,239,219	3.500%, 02/01/2044	4,793,779	0.3
1,948,689	3.500%, 12/01/2046	1,766,757	0.1
1,001,378	3.500%, 12/01/2047	906,906	0.1
18,878	4.000%, 01/01/2025	18,721	0.0
33,669	4.000%, 08/01/2040	31,827	0.0
290,335	4.000%, 04/01/2041	274,455	0.0
379,222	4.000%, 05/01/2041	358,001	0.0
25,182	4.000%, 08/01/2041	23,804	0.0
145,357	4.000%, 01/01/2042	137,169	0.0
602,783	4.000%, 03/01/2042	569,824	0.1
35,455	4.000%, 12/01/2042	33,384	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
517,845	4.000%, 02/01/2044	$490,923	0.1
184,512	4.000%, 07/01/2045	173,045	0.0
125,550	4.000%, 09/01/2045	117,747	0.0
165,138	4.000%, 09/01/2045	154,526	0.0
169,202	4.000%, 09/01/2045	157,796	0.0
2,016,867	4.000%, 11/01/2045	1,891,515	0.1
459,548	4.000%, 05/01/2046	430,991	0.1
117,250	4.000%, 11/01/2047	108,692	0.0
174,635	4.000%, 03/01/2048	163,581	0.0
22,406	4.500%, 03/01/2039	21,801	0.0
63,121	4.500%, 08/01/2039	61,418	0.0
71,326	4.500%, 09/01/2039	69,402	0.0
132,277	4.500%, 09/01/2039	128,707	0.0
162,579	4.500%, 09/01/2039	158,190	0.0
121,066	4.500%, 10/01/2039	117,389	0.0
211,503	4.500%, 12/01/2039	205,794	0.0
62,767	4.500%, 03/01/2040	61,073	0.0
172,438	4.500%, 04/01/2040	167,783	0.0
31,959	4.500%, 06/01/2040	31,096	0.0
145,908	4.500%, 07/01/2040	141,968	0.0
203,054	4.500%, 07/01/2040	197,571	0.0
52,963	4.500%, 08/01/2040	51,533	0.0
141,060	4.500%, 08/01/2040	137,251	0.0
61,665	4.500%, 03/01/2041	60,000	0.0
173,097	4.500%, 03/01/2041	168,422	0.0
79,218	4.500%, 04/01/2041	77,079	0.0
255,266	4.500%, 06/01/2041	248,372	0.0
169,842	4.500%, 07/01/2041	165,256	0.0
23,590	4.500%, 08/01/2041	22,612	0.0
466,387	4.500%, 08/01/2041	449,003	0.1
337,365	4.500%, 07/01/2048	323,683	0.0
9,759	5.000%, 03/01/2034	9,643	0.0
38,985	5.000%, 12/01/2034	38,520	0.0
43,621	5.000%, 08/01/2035	43,101	0.0
145,318	5.000%, 08/01/2035	143,587	0.0
41,089	5.000%, 10/01/2035	40,662	0.0
42,153	5.000%, 10/01/2035	41,694	0.0
51,052	5.000%, 10/01/2035	50,443	0.0
107,966	5.000%, 12/01/2035	106,873	0.0
16,252	5.000%, 04/01/2036	16,108	0.0
44,886	5.000%, 11/01/2036	44,386	0.0
34,594	5.000%, 02/01/2037	34,288	0.0
25,294	5.000%, 05/01/2037	25,070	0.0
370,981	5.000%, 10/01/2037	366,940	0.0
72,082	5.000%, 03/01/2038	71,315	0.0
211,662	5.000%, 03/01/2038	209,789	0.0
227,614	5.000%, 03/01/2038	225,599	0.0
50,379	5.000%, 04/01/2038	49,930	0.0
7,149	5.000%, 10/01/2038	7,082	0.0
25,388	5.000%, 06/01/2040	25,147	0.0
66,785	5.000%, 08/01/2040	66,152	0.0
154,124	5.000%, 04/01/2041	152,535	0.0
41,867	5.490%, 02/01/2037	42,189	0.0
29	5.500%, 12/01/2024	29	0.0
31,245	5.500%, 09/01/2034	31,412	0.0
49,355	5.500%, 01/01/2035	49,619	0.0
19,023	5.500%, 09/01/2035	19,125	0.0
396,582	5.500%, 09/01/2035	398,700	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
272,134	5.500%, 10/01/2035	$273,587	0.0
34,668	5.500%, 03/01/2036	34,853	0.0
118,236	5.500%, 03/01/2036	118,865	0.0
21,799	5.500%, 05/01/2036	21,916	0.0
102,362	5.500%, 06/01/2036	102,909	0.0
1,845	5.500%, 07/01/2036	1,855	0.0
6,592	5.500%, 07/01/2036	6,627	0.0
36,923	5.500%, 07/01/2036	37,119	0.0
6,540	5.500%, 10/01/2036	6,575	0.0
46,395	5.500%, 11/01/2036	46,643	0.0
3,325	5.500%, 12/01/2036	3,347	0.0
23,288	5.500%, 12/01/2036	23,412	0.0
33,134	5.500%, 12/01/2036	33,311	0.0
4,931	5.500%, 02/01/2037	4,957	0.0
30,799	5.500%, 02/01/2037	30,964	0.0
10,306	5.500%, 05/01/2037	10,361	0.0
1,279	5.500%, 06/01/2037	1,285	0.0
16,448	5.500%, 12/01/2037	16,536	0.0
8,732	5.500%, 03/01/2038	8,779	0.0
2,475	5.500%, 06/01/2038	2,488	0.0
5,118	5.500%, 06/01/2038	5,146	0.0
4,726	5.500%, 08/01/2038	4,735	0.0
396	5.500%, 10/01/2038	398	0.0
333,578	5.500%, 11/01/2038	335,359	0.0
5,299	5.500%, 12/01/2038	5,327	0.0
6,734	5.500%, 12/01/2038	6,769	0.0
9,170	5.500%, 12/01/2038	9,220	0.0
9,001	5.500%, 01/01/2039	9,049	0.0
54,263	5.500%, 01/01/2039	54,553	0.0
31,225	5.500%, 01/01/2040	31,393	0.0
33,550	5.500%, 01/01/2040	33,729	0.0
30,528	5.500%, 03/01/2040	30,692	0.0
95,044	5.500%, 01/01/2041	95,553	0.0
44,009	5.750%, 05/01/2037	44,875	0.0
34,934	5.800%, 08/01/2037	35,682	0.0
32,239	5.800%, 09/01/2037	32,929	0.0
63,554	5.800%, 09/01/2037	64,705	0.0
1,291	6.000%, 04/01/2028	1,308	0.0
14,469	6.000%, 07/01/2028	14,539	0.0
81	6.000%, 04/01/2036	82	0.0
1,589	6.000%, 04/01/2036	1,628	0.0
4,346	6.000%, 04/01/2036	4,447	0.0
13,893	6.000%, 06/01/2036	14,240	0.0
4,627	6.000%, 07/01/2036	4,738	0.0
1,129	6.000%, 08/01/2036	1,142	0.0
4,526	6.000%, 08/01/2036	4,636	0.0
22,496	6.000%, 08/01/2036	22,809	0.0
25,465	6.000%, 01/01/2037	26,083	0.0
22,621	6.000%, 02/01/2037	23,171	0.0
1,242	6.000%, 04/01/2037	1,273	0.0
1,001	6.000%, 06/01/2037	1,025	0.0
3,444	6.000%, 06/01/2037	3,492	0.0
114	6.000%, 07/01/2037	117	0.0
3,560	6.000%, 07/01/2037	3,647	0.0
1,016	6.000%, 08/01/2037	1,041	0.0
1,559	6.000%, 08/01/2037	1,596	0.0
3,258	6.000%, 08/01/2037	3,337	0.0
7,299	6.000%, 08/01/2037	7,461	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
120,672	6.000%, 08/01/2037	$123,131	0.0
1,463	6.000%, 09/01/2037	1,499	0.0
1,994	6.000%, 09/01/2037	2,019	0.0
2,615	6.000%, 09/01/2037	2,678	0.0
4,802	6.000%, 10/01/2037	4,919	0.0
5,730	6.000%, 10/01/2037	5,869	0.0
7,597	6.000%, 10/01/2037	7,680	0.0
1,029	6.000%, 11/01/2037	1,039	0.0
1,505	6.000%, 11/01/2037	1,542	0.0
21,256	6.000%, 11/01/2037	21,773	0.0
36,846	6.000%, 12/01/2037	37,743	0.0
1,113	6.000%, 01/01/2038	1,140	0.0
5,883	6.000%, 01/01/2038	5,966	0.0
8,886	6.000%, 01/01/2038	9,102	0.0
6,530	6.000%, 05/01/2038	6,633	0.0
706	6.000%, 06/01/2038	724	0.0
8,403	6.000%, 07/01/2038	8,528	0.0
17,748	6.000%, 07/01/2038	18,180	0.0
453	6.000%, 09/01/2038	464	0.0
4,293	6.000%, 09/01/2038	4,397	0.0
9,496	6.000%, 09/01/2038	9,594	0.0
240,983	6.000%, 09/01/2038	246,849	0.0
5,483	6.000%, 11/01/2038	5,574	0.0
85,050	6.000%, 01/01/2039	86,799	0.0
64,285	6.000%, 04/01/2039	65,847	0.0
30,187	6.000%, 08/01/2039	30,595	0.0
20,908	6.000%, 10/01/2039	21,623	0.0
10,330	6.000%, 11/01/2039	10,580	0.0
25,354	6.000%, 11/01/2039	25,618	0.0
915	6.000%, 12/01/2039	937	0.0
31,755	6.000%, 05/01/2040	32,528	0.0
49,845	6.150%, 12/01/2037	50,669	0.0
15,928	6.150%, 01/01/2038	16,190	0.0
71,322	6.150%, 02/01/2038	72,659	0.0
494,000 (1)	6.250%, 07/15/2032	553,197	0.1
205,646 (3)	6.400%, (RFUCCT1Y + 1.900%), 02/01/2042	208,466	0.0
5,285	6.500%, 06/01/2036	5,446	0.0
1,155	6.500%, 08/01/2036	1,193	0.0
440	6.500%, 10/01/2036	452	0.0
17,495	6.500%, 10/01/2036	18,048	0.0
6,352	6.500%, 07/01/2037	6,487	0.0
3,920	6.500%, 09/01/2037	4,059	0.0
1,740	6.500%, 10/01/2037	1,788	0.0
2,511	6.500%, 11/01/2037	2,601	0.0
1,855	6.500%, 04/01/2038	1,937	0.0
8,313	6.500%, 04/01/2038	8,787	0.0
230	6.500%, 05/01/2038	237	0.0
907	6.500%, 08/01/2038	942	0.0
137	6.500%, 10/01/2038	142	0.0
4,265	6.500%, 11/01/2038	4,438	0.0
4,398	6.500%, 12/01/2038	4,545	0.0
6,230	6.500%, 12/01/2038	6,405	0.0
49,150	6.500%, 12/01/2038	50,578	0.0
189,366	6.500%, 12/01/2038	195,306	0.0
2,576	6.500%, 01/01/2039	2,694	0.0
		40,089,598	2.5

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: 0.1%(2)
518,778	3.000%, 09/01/2046	$443,762	0.0
603,325	3.720%, 10/01/2029	578,921	0.1
5,059	5.700%, 07/01/2036	5,036	0.0
33,047	5.700%, 07/01/2036	32,844	0.0
		1,060,563	0.1
	Government National Mortgage Association: 5.7%
2,644,647	2.000%, 12/20/2050	2,144,245	0.2
8,999,596	2.000%, 01/20/2051	7,294,661	0.5
6,016,247	2.000%, 02/20/2051	4,874,156	0.3
1,565,755	2.500%, 03/20/2051	1,319,094	0.1
3,138,565	2.500%, 04/20/2051	2,639,602	0.2
2,433,316	2.500%, 05/20/2051	2,046,463	0.1
2,248,039	2.500%, 08/20/2051	1,891,139	0.1
2,288,970	2.500%, 10/20/2051	1,925,034	0.1
3,123,215	2.500%, 11/20/2051	2,626,637	0.2
6,234,172	2.500%, 12/20/2051	5,244,005	0.4
2,495,770	2.500%, 04/20/2052	2,098,986	0.1
1,422,082	3.000%, 07/20/2045	1,262,936	0.1
1,544,632	3.000%, 10/20/2051	1,315,823	0.1
7,708,307	3.000%, 10/20/2051	6,724,632	0.4
3,538,810	3.000%, 11/20/2051	3,014,741	0.2
2,296,066	3.000%, 12/20/2051	2,003,023	0.1
1,709,240	3.000%, 03/20/2052	1,484,664	0.1
4,694,668	3.500%, 03/20/2047	4,338,940	0.3
1,582,711	3.500%, 09/20/2047	1,432,046	0.1
5,421,121	3.500%, 03/20/2048	4,930,800	0.3
1,027,324	4.000%, 10/20/2043	983,391	0.1
538,041	4.000%, 03/20/2046	502,502	0.0
930,963	4.000%, 03/20/2046	874,521	0.1
353,358	4.500%, 02/20/2041	344,799	0.0
106,898	4.500%, 03/20/2041	104,309	0.0
407,390	4.500%, 05/20/2041	397,521	0.0
322,272	4.500%, 06/20/2041	314,465	0.0
524,897	4.500%, 07/20/2041	512,181	0.0
390,883	4.500%, 09/20/2041	381,413	0.0
668,901	4.500%, 10/20/2041	652,696	0.1
831,456	4.500%, 01/20/2050	800,871	0.1
3,188,738	4.500%, 07/20/2052	3,037,688	0.2
5,199	5.000%, 10/15/2037	5,219	0.0
1,384	5.000%, 04/15/2038	1,390	0.0
23,097	5.000%, 03/15/2039	23,188	0.0
31,980	5.000%, 08/15/2039	32,519	0.0
273,514	5.000%, 09/15/2039	273,357	0.0
317,202	5.000%, 09/15/2039	315,848	0.0
301,176	5.000%, 02/15/2040	299,458	0.0
169,873	5.000%, 04/15/2040	168,285	0.0
468,258	5.000%, 06/15/2040	463,521	0.0
12,259	5.000%, 07/15/2040	12,116	0.0
126,854	5.000%, 04/15/2042	124,573	0.0
249,977	5.000%, 04/20/2042	249,984	0.0
182,569	5.000%, 06/20/2048	177,987	0.0
4,475,317	5.000%, 05/20/2053	4,359,542	0.3
12,636	5.500%, 07/20/2038	12,925	0.0
164,771	5.500%, 09/20/2039	168,840	0.0
12,593	5.500%, 10/20/2039	12,904	0.0
7,524	5.500%, 11/20/2039	7,705	0.0
284,657	5.500%, 11/20/2039	291,684	0.0
4,216	5.500%, 12/20/2040	4,316	0.0
15,042	5.500%, 01/20/2041	15,413	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
89,011	5.500%, 03/20/2041	$91,206	0.0
139,321	5.500%, 04/20/2041	142,759	0.0
217,170	5.500%, 05/20/2041	222,528	0.0
217,731	5.500%, 06/20/2041	223,105	0.0
4,310,692	5.500%, 04/20/2053	4,280,395	0.3
6,290	6.000%, 10/15/2036	6,522	0.0
16,114	6.000%, 08/15/2037	16,632	0.0
13,961	6.000%, 11/15/2037	14,436	0.0
3,534	6.000%, 12/15/2037	3,587	0.0
1,711	6.000%, 01/15/2038	1,736	0.0
16,600	6.000%, 01/15/2038	17,212	0.0
191	6.000%, 02/15/2038	196	0.0
13,676	6.000%, 02/15/2038	14,180	0.0
37,350	6.000%, 02/15/2038	38,070	0.0
66,919	6.000%, 05/15/2038	69,386	0.0
76,695	6.000%, 05/15/2038	78,218	0.0
8,694	6.000%, 07/15/2038	8,887	0.0
25,924	6.000%, 09/15/2038	26,681	0.0
365,493	6.000%, 08/20/2040	371,995	0.0
3,603,340	6.000%, 08/20/2053	3,622,037	0.2
3,621,972	6.500%, 10/20/2053	3,677,078	0.3
		89,465,604	5.7
	Tennessee Valley Authority: 0.2%
10,000	6.150%, 01/15/2038	11,275	0.0
2,938,000	7.125%, 05/01/2030	3,332,639	0.2
		3,343,914	0.2
	Uniform Mortgage-Backed Securities: 16.6%
24,272,525	2.000%, 12/01/2036	21,366,406	1.4
10,601,677	2.000%, 11/01/2040	8,961,422	0.6
5,298,923	2.000%, 02/01/2051	4,163,863	0.3
475,036	2.000%, 05/01/2051	373,441	0.0
3,722,764	2.000%, 05/01/2051	2,967,185	0.2
7,896,623	2.000%, 09/01/2051	6,202,484	0.4
7,043,514	2.000%, 11/01/2051	5,624,069	0.4
4,916,253	2.000%, 01/01/2052	3,917,213	0.3
8,900,119	2.000%, 01/01/2052	7,089,484	0.5
11,756,467	2.000%, 01/01/2052	9,276,338	0.6
1,461,746	2.000%, 02/01/2052	1,164,325	0.1
3,011,773	2.000%, 02/01/2052	2,394,832	0.2
3,285,805	2.000%, 02/01/2052	2,617,225	0.2
5,594,087	2.000%, 02/01/2052	4,448,272	0.3
6,378,310	2.000%, 02/01/2052	5,082,062	0.3
7,522,621	2.000%, 02/01/2052	5,983,567	0.4
1,566,067	2.000%, 03/01/2052	1,246,658	0.1
1,991,563	2.000%, 03/01/2052	1,572,847	0.1
2,593,419	2.000%, 04/01/2052	2,066,365	0.1
620,664	2.500%, 09/01/2027	597,283	0.0
805,431	2.500%, 06/01/2030	759,182	0.1
1,064,808	2.500%, 06/01/2030	1,002,447	0.1
446,559	2.500%, 07/01/2030	420,153	0.0
4,083,584	2.500%, 04/01/2037	3,690,791	0.2
5,294,184	2.500%, 06/01/2050	4,408,402	0.3
9,309,519	2.500%, 08/01/2050	7,751,775	0.5
216,566	2.500%, 11/01/2050	180,829	0.0
1,866,251	2.500%, 05/01/2051	1,545,562	0.1
6,956,635	2.500%, 06/01/2051	5,718,486	0.4
945,155	2.500%, 09/01/2051	782,537	0.1
4,826,072	2.500%, 11/01/2051	3,996,594	0.3

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
4,436,022	2.500%, 12/01/2051	$3,692,312	0.2
4,999,603	2.500%, 01/01/2052	4,135,978	0.3
1,034,033	2.500%, 02/01/2052	854,956	0.1
1,410,833	2.500%, 02/01/2052	1,166,186	0.1
1,854,539	2.500%, 02/01/2052	1,550,218	0.1
2,257,618	2.500%, 02/01/2052	1,873,631	0.1
5,146,414	2.500%, 02/01/2052	4,217,963	0.3
1,455,918	2.500%, 03/01/2052	1,208,298	0.1
2,023,054	2.500%, 03/01/2052	1,677,628	0.1
5,621,026	2.500%, 03/01/2052	4,664,925	0.3
3,601,428	2.500%, 04/01/2052	2,974,000	0.2
197,875	3.000%, 06/01/2026	193,392	0.0
1,255,389	3.000%, 08/01/2030	1,199,955	0.1
470,122	3.000%, 09/01/2030	448,175	0.0
3,238,762	3.000%, 08/01/2035	3,016,830	0.2
5,596,885	3.000%, 12/01/2042	4,938,634	0.3
2,361,704	3.000%, 07/01/2043	2,083,884	0.1
1,072,934	3.000%, 09/01/2043	946,834	0.1
1,406,902	3.000%, 07/01/2046	1,234,159	0.1
500,279	3.000%, 08/01/2046	437,738	0.0
5,934,985	3.000%, 12/01/2046	5,191,170	0.3
2,333,342	3.000%, 01/01/2052	2,028,092	0.1
2,262,821	3.000%, 06/01/2052	1,928,347	0.1
435,838	3.500%, 05/01/2029	424,508	0.0
395,658	3.500%, 03/01/2041	363,953	0.0
430,836	3.500%, 12/01/2041	396,263	0.0
449,734	3.500%, 01/01/2042	413,339	0.0
1,023,420	3.500%, 10/01/2042	932,431	0.1
3,297,621	3.500%, 10/01/2042	3,014,160	0.2
2,447,739	3.500%, 11/01/2042	2,227,096	0.2
1,219,470	3.500%, 01/01/2046	1,105,463	0.1
902,554	3.500%, 02/01/2046	817,891	0.1
1,889,013	3.500%, 02/01/2046	1,712,608	0.1
978,878	3.500%, 02/01/2052	875,368	0.1
763,654	3.500%, 03/01/2052	684,340	0.1
72,467	4.000%, 10/01/2040	68,419	0.0
222,718	4.000%, 10/01/2040	210,275	0.0
2,530,156	4.000%, 11/01/2040	2,388,777	0.2
329,777	4.000%, 12/01/2040	311,351	0.0
428,608	4.000%, 12/01/2040	404,641	0.0
473,901	4.000%, 02/01/2041	447,405	0.0
142,697	4.000%, 03/01/2041	134,725	0.0
133,646	4.000%, 04/01/2041	126,173	0.0
98,579	4.000%, 09/01/2041	93,068	0.0
267,446	4.000%, 11/01/2041	252,156	0.0
99,544	4.000%, 12/01/2041	93,977	0.0
343,098	4.000%, 01/01/2042	323,696	0.0
170,850	4.000%, 07/01/2042	161,302	0.0
460,965	4.000%, 12/01/2042	434,075	0.0
675,067	4.000%, 07/01/2043	638,269	0.1
319,175	4.000%, 02/01/2044	300,707	0.0
407,638	4.000%, 02/01/2044	384,627	0.0
71,423	4.000%, 03/01/2044	67,422	0.0
325,090	4.000%, 05/01/2045	304,595	0.0
1,831,596	4.000%, 06/01/2045	1,715,544	0.1
258,370	4.000%, 07/01/2045	242,077	0.0
367,313	4.000%, 07/01/2045	346,571	0.0
570,781	4.000%, 07/01/2045	534,852	0.0
601,294	4.000%, 07/01/2045	568,510	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
621,218	4.000%, 02/01/2046	$581,866	0.0
1,149,583	4.000%, 02/01/2048	1,072,329	0.1
62,161	4.000%, 03/01/2048	57,763	0.0
294,090	4.000%, 03/01/2048	274,345	0.0
1,916,235	4.000%, 05/01/2052	1,754,406	0.1
78,447	4.500%, 07/01/2026	77,779	0.0
2,110	4.500%, 06/01/2034	2,043	0.0
6,326	4.500%, 05/01/2035	6,109	0.0
841	4.500%, 03/01/2038	817	0.0
260	4.500%, 05/01/2038	254	0.0
4,065	4.500%, 06/01/2038	3,936	0.0
7,396	4.500%, 07/01/2038	7,151	0.0
11,777	4.500%, 09/01/2038	11,321	0.0
105,703	4.500%, 03/01/2039	102,718	0.0
7,218	4.500%, 04/01/2039	7,014	0.0
8,949	4.500%, 04/01/2039	8,697	0.0
178,323	4.500%, 07/01/2039	173,290	0.0
457,967	4.500%, 09/01/2039	445,032	0.0
380,811	4.500%, 10/01/2039	370,054	0.0
89,548	4.500%, 12/01/2039	87,020	0.0
99,238	4.500%, 12/01/2039	96,436	0.0
128,614	4.500%, 12/01/2039	124,982	0.0
81,946	4.500%, 03/01/2040	79,631	0.0
78,250	4.500%, 10/01/2040	76,040	0.0
92,416	4.500%, 10/01/2040	89,807	0.0
93,961	4.500%, 10/01/2040	91,306	0.0
139,499	4.500%, 03/01/2041	134,766	0.0
73,267	4.500%, 06/01/2041	71,196	0.0
85,270	4.500%, 06/01/2041	82,861	0.0
688,185	4.500%, 06/01/2041	668,735	0.1
34,483	4.500%, 07/01/2041	33,508	0.0
72,250	4.500%, 07/01/2041	69,594	0.0
825,468	4.500%, 07/01/2041	801,975	0.1
47,967	4.500%, 08/01/2041	46,598	0.0
282,018	4.500%, 08/01/2041	274,056	0.0
409,855	4.500%, 08/01/2041	398,273	0.0
2,944,460	4.500%, 08/01/2052	2,795,746	0.2
3,798,982	4.500%, 10/01/2052	3,588,153	0.2
714	5.000%, 03/01/2027	708	0.0
1,058,533	5.000%, 04/01/2039	1,049,772	0.1
1,439,009	5.000%, 05/01/2042	1,424,418	0.1
1,908,353	5.000%, 09/01/2052	1,849,026	0.1
8,650,495	5.000%, 09/01/2052	8,391,144	0.5
42	5.500%, 07/01/2024	42	0.0
1,718	5.500%, 08/01/2025	1,729	0.0
474	5.500%, 07/01/2027	470	0.0
129	5.500%, 08/01/2027	128	0.0
40,417	5.500%, 03/01/2034	40,580	0.0
40,325	5.500%, 04/01/2034	40,488	0.0
15,987	5.500%, 11/01/2034	16,052	0.0
17,211	5.500%, 12/01/2034	17,281	0.0
198,469	5.500%, 02/01/2035	199,272	0.0
30,682	5.500%, 05/01/2035	30,806	0.0
28,308	5.500%, 09/01/2035	28,422	0.0
123,888	5.500%, 09/01/2035	124,389	0.0
23,033	5.500%, 04/01/2036	23,126	0.0
36,921	5.500%, 04/01/2036	37,071	0.0
7,612	5.500%, 05/01/2036	7,642	0.0
14,896	5.500%, 06/01/2036	14,956	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
97,126	5.500%, 07/01/2036	$97,519	0.0
56,461	5.500%, 11/01/2036	56,690	0.0
80,432	5.500%, 12/01/2036	80,758	0.0
161,305	5.500%, 12/01/2036	161,960	0.0
26,685	5.500%, 01/01/2037	26,794	0.0
22,673	5.500%, 03/01/2037	22,765	0.0
116,977	5.500%, 03/01/2037	117,452	0.0
242,674	5.500%, 03/01/2037	243,658	0.0
99,057	5.500%, 08/01/2037	99,459	0.0
276	5.500%, 01/01/2038	277	0.0
336	5.500%, 01/01/2038	338	0.0
1,381	5.500%, 01/01/2038	1,387	0.0
3,863	5.500%, 03/01/2038	3,879	0.0
3,769	5.500%, 05/01/2038	3,784	0.0
14,933	5.500%, 06/01/2038	14,994	0.0
388,311	5.500%, 09/01/2038	389,214	0.0
115,454	5.500%, 12/01/2038	115,923	0.0
27,182	5.500%, 06/01/2039	27,293	0.0
33,846	5.500%, 05/01/2040	33,984	0.0
208,470	5.500%, 06/01/2040	209,315	0.0
4,465,179	5.500%, 06/01/2053	4,407,530	0.3
4,835,613	5.500%, 08/01/2053	4,771,744	0.3
2,839	6.000%, 01/01/2034	2,886	0.0
22,462	6.000%, 12/01/2034	22,923	0.0
5,787	6.000%, 05/01/2035	5,858	0.0
12,859	6.000%, 01/01/2036	12,957	0.0
26,516	6.000%, 01/01/2036	26,802	0.0
5,930	6.000%, 02/01/2036	6,054	0.0
9,860	6.000%, 03/01/2036	10,046	0.0
13,113	6.000%, 03/01/2036	13,562	0.0
1,315	6.000%, 04/01/2036	1,329	0.0
4,727	6.000%, 04/01/2036	4,832	0.0
35,340	6.000%, 05/01/2036	36,077	0.0
99	6.000%, 06/01/2036	100	0.0
1,395	6.000%, 08/01/2036	1,410	0.0
8,163	6.000%, 08/01/2036	8,351	0.0
6,341	6.000%, 09/01/2036	6,479	0.0
21,415	6.000%, 09/01/2036	21,906	0.0
33,192	6.000%, 09/01/2036	33,698	0.0
7,190	6.000%, 10/01/2036	7,327	0.0
77,363	6.000%, 12/01/2036	78,364	0.0
256,227	6.000%, 12/01/2036	262,104	0.0
6,249	6.000%, 01/01/2037	6,314	0.0
4,585	6.000%, 02/01/2037	4,643	0.0
4,385	6.000%, 04/01/2037	4,433	0.0
33,355	6.000%, 07/01/2037	34,123	0.0
128	6.000%, 08/01/2037	129	0.0
1,233	6.000%, 08/01/2037	1,262	0.0
8,228	6.000%, 08/01/2037	8,418	0.0
187	6.000%, 09/01/2037	192	0.0
468	6.000%, 09/01/2037	472	0.0
1,797	6.000%, 09/01/2037	1,839	0.0
4,028	6.000%, 09/01/2037	4,121	0.0
6,201	6.000%, 09/01/2037	6,290	0.0
135	6.000%, 10/01/2037	138	0.0
797	6.000%, 10/01/2037	814	0.0
945	6.000%, 10/01/2037	961	0.0
1,752	6.000%, 10/01/2037	1,780	0.0
2	6.000%, 11/01/2037	2	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
862	6.000%, 11/01/2037	$870	0.0
5,396	6.000%, 11/01/2037	5,441	0.0
5,787	6.000%, 11/01/2037	5,853	0.0
7,459	6.000%, 11/01/2037	7,619	0.0
19,093	6.000%, 11/01/2037	19,532	0.0
2,056	6.000%, 12/01/2037	2,094	0.0
9,651	6.000%, 12/01/2037	9,873	0.0
13,324	6.000%, 12/01/2037	13,631	0.0
23,228	6.000%, 12/01/2037	23,762	0.0
3,950	6.000%, 01/01/2038	3,985	0.0
656	6.000%, 02/01/2038	662	0.0
33,981	6.000%, 02/01/2038	34,583	0.0
2,023	6.000%, 03/01/2038	2,048	0.0
57,557	6.000%, 03/01/2038	58,126	0.0
6,268	6.000%, 04/01/2038	6,387	0.0
118,132	6.000%, 04/01/2038	120,853	0.0
6,764	6.000%, 05/01/2038	6,821	0.0
9,433	6.000%, 05/01/2038	9,650	0.0
942	6.000%, 06/01/2038	953	0.0
6,814	6.000%, 07/01/2038	6,899	0.0
21,131	6.000%, 07/01/2038	21,451	0.0
704	6.000%, 08/01/2038	711	0.0
1,320	6.000%, 08/01/2038	1,350	0.0
5,844	6.000%, 09/01/2038	5,893	0.0
7,757	6.000%, 09/01/2038	7,860	0.0
30,313	6.000%, 09/01/2038	30,773	0.0
14,473	6.000%, 10/01/2038	14,692	0.0
20,013	6.000%, 10/01/2038	20,396	0.0
30,840	6.000%, 10/01/2038	31,550	0.0
261,938	6.000%, 10/01/2039	267,970	0.0
5,629	6.000%, 11/01/2039	5,674	0.0
8,359,218	6.000%, 09/01/2053	8,388,224	0.5
179	6.500%, 04/01/2030	186	0.0
46,172	6.500%, 02/01/2034	47,274	0.0
4,309	6.500%, 11/01/2034	4,507	0.0
7,697	6.500%, 01/01/2036	7,961	0.0
13,202	6.500%, 03/01/2036	13,551	0.0
20,328	6.500%, 04/01/2036	20,703	0.0
3,548	6.500%, 06/01/2036	3,646	0.0
522	6.500%, 07/01/2036	534	0.0
731	6.500%, 07/01/2036	759	0.0
4,361	6.500%, 07/01/2036	4,472	0.0
8,734	6.500%, 07/01/2036	8,996	0.0
10,916	6.500%, 07/01/2036	11,277	0.0
27,016	6.500%, 07/01/2036	27,748	0.0
489	6.500%, 08/01/2036	502	0.0
574	6.500%, 09/01/2036	590	0.0
5,806	6.500%, 09/01/2036	5,974	0.0
6,095	6.500%, 09/01/2036	6,243	0.0
44,413	6.500%, 09/01/2036	45,402	0.0
711	6.500%, 11/01/2036	730	0.0
1,394	6.500%, 11/01/2036	1,440	0.0
1,006	6.500%, 12/01/2036	1,033	0.0
11,038	6.500%, 12/01/2036	11,317	0.0
16,911	6.500%, 01/01/2037	17,417	0.0
26,444	6.500%, 01/01/2037	27,362	0.0
2,656	6.500%, 03/01/2037	2,705	0.0
4,439	6.500%, 03/01/2037	4,549	0.0
9,422	6.500%, 03/01/2037	9,643	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
140	6.500%, 07/01/2037	$144	0.0
206	6.500%, 08/01/2037	211	0.0
1,111	6.500%, 08/01/2037	1,143	0.0
1,261	6.500%, 08/01/2037	1,293	0.0
230	6.500%, 09/01/2037	239	0.0
495	6.500%, 09/01/2037	510	0.0
505	6.500%, 09/01/2037	521	0.0
2,828	6.500%, 09/01/2037	2,941	0.0
6,896	6.500%, 09/01/2037	7,079	0.0
53,542	6.500%, 09/01/2037	55,838	0.0
65,481	6.500%, 09/01/2037	67,560	0.0
235	6.500%, 10/01/2037	243	0.0
920	6.500%, 10/01/2037	955	0.0
2,005	6.500%, 10/01/2037	2,073	0.0
5,742	6.500%, 10/01/2037	5,941	0.0
12,193	6.500%, 10/01/2037	12,567	0.0
39,258	6.500%, 11/01/2037	40,560	0.0
1,121	6.500%, 12/01/2037	1,150	0.0
1,199	6.500%, 12/01/2037	1,232	0.0
1,287	6.500%, 12/01/2037	1,320	0.0
1,300	6.500%, 12/01/2037	1,336	0.0
4,474	6.500%, 12/01/2037	4,587	0.0
4,866	6.500%, 12/01/2037	5,005	0.0
50,421	6.500%, 12/01/2037	52,088	0.0
454	6.500%, 01/01/2038	466	0.0
7,397	6.500%, 01/01/2038	7,694	0.0
37,921	6.500%, 03/01/2038	39,554	0.0
21,354	6.500%, 04/01/2038	22,265	0.0
23,841	6.500%, 08/01/2038	24,669	0.0
31,557	6.500%, 08/01/2038	32,411	0.0
19,645	6.500%, 09/01/2038	20,237	0.0
1,406	6.500%, 10/01/2038	1,466	0.0
5,403	6.500%, 10/01/2038	5,539	0.0
10,747	6.500%, 10/01/2038	11,169	0.0
87,914	6.500%, 10/01/2038	91,182	0.0
7,670	6.500%, 11/01/2038	7,969	0.0
428	6.500%, 01/01/2039	436	0.0
21,437	6.500%, 01/01/2039	22,010	0.0
4,626	6.500%, 03/01/2039	4,751	0.0
4,665	6.500%, 09/01/2039	4,789	0.0
8,514,744	6.500%, 10/01/2053	8,675,049	0.6
		260,607,779	16.6

	Total U.S. Government Agency Obligations (Cost $447,206,213)	409,051,660	26.0

CORPORATE BONDS/NOTES: 25.3%
	Basic Materials: 0.6%
38,000	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	34,935	0.0
274,000	Air Products and Chemicals, Inc., 2.050%, 05/15/2030	234,894	0.0
128,000	Air Products and Chemicals, Inc., 2.700%, 05/15/2040	91,390	0.0
38,000	Albemarle Corp., 4.650%, 06/01/2027	37,404	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
36,000 (1)	Albemarle Corp., 5.050%, 06/01/2032	$34,580	0.0
21,000	Albemarle Corp., 5.450%, 12/01/2044	19,229	0.0
27,000 (1)	Albemarle Corp., 5.650%, 06/01/2052	23,967	0.0
357,000	ArcelorMittal SA, 6.550%, 11/29/2027	368,275	0.1
195,000	Barrick PD Australia Finance Pty Ltd., 5.950%, 10/15/2039	198,432	0.0
59,000	BHP Billiton Finance USA Ltd., 4.125%, 02/24/2042	49,976	0.0
59,000	BHP Billiton Finance USA Ltd., 4.750%, 02/28/2028	58,613	0.0
59,000	BHP Billiton Finance USA Ltd., 4.875%, 02/27/2026	58,585	0.0
44,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	43,168	0.0
148,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	138,189	0.0
41,000	BHP Billiton Finance USA Ltd., 5.100%, 09/08/2028	41,189	0.0
50,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	50,094	0.0
53,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	53,753	0.0
89,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	89,096	0.0
47,000	BHP Billiton Finance USA Ltd., 5.500%, 09/08/2053	46,677	0.0
19,000	BHP Billiton Finance USA Ltd., 6.420%, 03/01/2026	19,349	0.0
68,000	Celanese US Holdings LLC, 6.050%, 03/15/2025	68,099	0.0
62,000	Celanese US Holdings LLC, 6.165%, 07/15/2027	62,954	0.0
250,000	Celanese US Holdings LLC, 6.330%, 07/15/2029	257,270	0.0
120,000	CF Industries, Inc., 5.150%, 03/15/2034	115,152	0.0
49,000	Dow Chemical Co., 2.100%, 11/15/2030	41,355	0.0
441,000	Dow Chemical Co., 3.600%, 11/15/2050	307,399	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
235,000	Dow Chemical Co., 4.250%, 10/01/2034	$214,706	0.0
258,000	DuPont de Nemours, Inc., 5.419%, 11/15/2048	267,457	0.0
146,000	Eastman Chemical Co., 4.650%, 10/15/2044	122,164	0.0
273,000	Ecolab, Inc., 2.700%, 12/15/2051	167,942	0.0
69,000	EIDP, Inc., 4.500%, 05/15/2026	68,051	0.0
30,000	FMC Corp., 3.200%, 10/01/2026	28,452	0.0
30,000	FMC Corp., 3.450%, 10/01/2029	26,997	0.0
30,000	FMC Corp., 4.500%, 10/01/2049	22,873	0.0
30,000	FMC Corp., 5.150%, 05/18/2026	29,805	0.0
30,000 (1)	FMC Corp., 5.650%, 05/18/2033	29,563	0.0
30,000 (1)	FMC Corp., 6.375%, 05/18/2053	29,706	0.0
29,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	27,823	0.0
27,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	25,532	0.0
26,000	Freeport-McMoRan, Inc., 4.375%, 08/01/2028	25,139	0.0
35,000	Freeport-McMoRan, Inc., 4.625%, 08/01/2030	33,717	0.0
27,000	Freeport-McMoRan, Inc., 5.000%, 09/01/2027	26,732	0.0
28,000	Freeport-McMoRan, Inc., 5.250%, 09/01/2029	27,856	0.0
43,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	42,326	0.0
101,000	Freeport-McMoRan, Inc., 5.450%, 03/15/2043	96,006	0.0
30,000	International Flavors & Fragrances, Inc., 4.375%, 06/01/2047	23,192	0.0
24,000	International Flavors & Fragrances, Inc., 4.450%, 09/26/2028	23,159	0.0
47,000	International Flavors & Fragrances, Inc., 5.000%, 09/26/2048	40,328	0.0
224,000	International Paper Co., 4.350%, 08/15/2048	181,656	0.0
184,000	Linde, Inc., 1.100%, 08/10/2030	148,331	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
18,000	Lubrizol Corp., 6.500%, 10/01/2034	$20,142	0.0
576,000	LYB International Finance III LLC, 1.250%, 10/01/2025	545,244	0.1
441,000	LYB International Finance III LLC, 3.375%, 10/01/2040	322,911	0.1
250,000	Mosaic Co., 5.450%, 11/15/2033	247,746	0.0
88,000	Newmont Corp., 2.800%, 10/01/2029	79,037	0.0
252,000	Newmont Corp., 6.250%, 10/01/2039	266,341	0.0
181,000 (4)	Newmont Corp. / Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	163,511	0.0
588,000	Nucor Corp., 2.000%, 06/01/2025	569,190	0.1
26,000	Nucor Corp., 2.979%, 12/15/2055	16,004	0.0
33,000	Nucor Corp., 3.850%, 04/01/2052	25,329	0.0
19,000	Nucor Corp., 4.400%, 05/01/2048	16,323	0.0
17,000	Nucor Corp., 5.200%, 08/01/2043	16,547	0.0
32,000	Nucor Corp., 6.400%, 12/01/2037	34,624	0.0
39,000	Nutrien Ltd., 2.950%, 05/13/2030	34,540	0.0
30,000	Nutrien Ltd., 3.950%, 05/13/2050	22,572	0.0
24,000	Nutrien Ltd., 4.000%, 12/15/2026	23,232	0.0
26,000	Nutrien Ltd., 4.125%, 03/15/2035	23,218	0.0
44,000	Nutrien Ltd., 4.200%, 04/01/2029	42,128	0.0
44,000	Nutrien Ltd., 4.900%, 03/27/2028	43,502	0.0
30,000	Nutrien Ltd., 4.900%, 06/01/2043	26,792	0.0
44,000	Nutrien Ltd., 5.000%, 04/01/2049	38,782	0.0
27,000	Nutrien Ltd., 5.250%, 01/15/2045	24,863	0.0
27,000	Nutrien Ltd., 5.625%, 12/01/2040	26,221	0.0
44,000	Nutrien Ltd., 5.800%, 03/27/2053	43,466	0.0
28,000	Nutrien Ltd., 5.875%, 12/01/2036	28,725	0.0
24,000	Nutrien Ltd., 6.125%, 01/15/2041	24,567	0.0
71,000	PPG Industries, Inc., 1.200%, 03/15/2026	66,171	0.0
56,000	PPG Industries, Inc., 2.550%, 06/15/2030	48,851	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
18,000	Rio Tinto Alcan, Inc., 5.750%, 06/01/2035	$18,810	0.0
44,000	Rio Tinto Alcan, Inc., 6.125%, 12/15/2033	46,662	0.0
24,000	Rio Tinto Alcan, Inc., 7.250%, 03/15/2031	26,691	0.0
74,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	45,959	0.0
68,000	Rio Tinto Finance USA Ltd., 5.200%, 11/02/2040	65,928	0.0
44,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	47,462	0.0
44,000	Rio Tinto Finance USA PLC, 4.125%, 08/21/2042	37,272	0.0
30,000	Rio Tinto Finance USA PLC, 4.750%, 03/22/2042	27,733	0.0
38,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	37,858	0.0
65,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	61,270	0.0
30,000	Sherwin-Williams Co., 2.900%, 03/15/2052	18,780	0.0
30,000	Sherwin-Williams Co., 3.300%, 05/15/2050	20,457	0.0
588,000	Sherwin-Williams Co., 3.450%, 06/01/2027	560,223	0.1
33,000	Sherwin-Williams Co., 3.800%, 08/15/2049	24,944	0.0
43,000	Sherwin-Williams Co., 4.500%, 06/01/2047	36,302	0.0
198,000	Southern Copper Corp., 5.875%, 04/23/2045	197,258	0.0
65,000	Southern Copper Corp., 6.750%, 04/16/2040	71,435	0.0
195,000	Suzano Austria GmbH, 2.500%, 09/15/2028	171,364	0.0
93,000	Suzano Austria GmbH, 3.750%, 01/15/2031	81,468	0.0
59,000	Suzano Austria GmbH DM3N, 3.125%, 01/15/2032	48,587	0.0
41,000	Suzano International Finance BV, 5.500%, 01/17/2027	40,754	0.0
89,000	Vale Overseas Ltd., 3.750%, 07/08/2030	80,378	0.0
89,000	Vale Overseas Ltd., 6.125%, 06/12/2033	90,157	0.0
28,000	Vale Overseas Ltd., 6.250%, 08/10/2026	28,534	0.0
79,000	Vale Overseas Ltd., 6.875%, 11/21/2036	84,457	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
68,000	Vale Overseas Ltd., 6.875%, 11/10/2039	$72,808	0.0
38,000	Vale Overseas Ltd., 8.250%, 01/17/2034	44,745	0.0
29,000	Vale SA, 5.625%, 09/11/2042	28,393	0.0
21,000	Westlake Corp., 2.875%, 08/15/2041	14,281	0.0
36,000	Westlake Corp., 3.125%, 08/15/2051	22,706	0.0
18,000	Westlake Corp., 3.375%, 06/15/2030	16,259	0.0
27,000	Westlake Corp., 3.375%, 08/15/2061	16,366	0.0
44,000	Westlake Corp., 3.600%, 08/15/2026	42,354	0.0
30,000	Westlake Corp., 4.375%, 11/15/2047	24,330	0.0
41,000	Westlake Corp., 5.000%, 08/15/2046	35,858	0.0
		9,402,959	0.6

	Communications: 2.3%
500,000	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	413,040	0.0
200,000	Alibaba Group Holding Ltd., 2.700%, 02/09/2041	135,603	0.0
588,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	556,148	0.1
407,000	Alphabet, Inc., 1.100%, 08/15/2030	332,511	0.0
304,000	Alphabet, Inc., 1.900%, 08/15/2040	198,123	0.0
74,000	Amazon.com, Inc., 0.800%, 06/03/2025	71,039	0.0
163,000	Amazon.com, Inc., 1.000%, 05/12/2026	151,699	0.0
74,000	Amazon.com, Inc., 1.200%, 06/03/2027	66,822	0.0
118,000	Amazon.com, Inc., 1.500%, 06/03/2030	98,324	0.0
133,000	Amazon.com, Inc., 1.650%, 05/12/2028	118,516	0.0
178,000	Amazon.com, Inc., 2.100%, 05/12/2031	150,033	0.0
148,000	Amazon.com, Inc., 2.500%, 06/03/2050	90,591	0.0
118,000	Amazon.com, Inc., 2.700%, 06/03/2060	69,496	0.0
118,000	Amazon.com, Inc., 2.875%, 05/12/2041	86,807	0.0
192,000	Amazon.com, Inc., 3.100%, 05/12/2051	132,040	0.0
207,000	Amazon.com, Inc., 3.150%, 08/22/2027	196,620	0.0
104,000	Amazon.com, Inc., 3.250%, 05/12/2061	69,404	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
118,000	Amazon.com, Inc., 3.300%, 04/13/2027	$113,189	0.0
89,000 (1)	Amazon.com, Inc., 3.450%, 04/13/2029	84,462	0.0
148,000	Amazon.com, Inc., 3.600%, 04/13/2032	135,988	0.0
163,000	Amazon.com, Inc., 3.875%, 08/22/2037	144,016	0.0
148,000	Amazon.com, Inc., 3.950%, 04/13/2052	119,086	0.0
207,000	Amazon.com, Inc., 4.050%, 08/22/2047	172,474	0.0
74,000	Amazon.com, Inc., 4.100%, 04/13/2062	59,156	0.0
133,000	Amazon.com, Inc., 4.250%, 08/22/2057	111,396	0.0
118,000	Amazon.com, Inc., 4.550%, 12/01/2027	117,171	0.0
74,000	Amazon.com, Inc., 4.600%, 12/01/2025	73,558	0.0
89,000	Amazon.com, Inc., 4.650%, 12/01/2029	88,705	0.0
133,000	Amazon.com, Inc., 4.700%, 12/01/2032	131,882	0.0
74,000	Amazon.com, Inc., 4.800%, 12/05/2034	73,583	0.0
89,000	Amazon.com, Inc., 4.950%, 12/05/2044	86,094	0.0
52,000	Amazon.com, Inc., 5.200%, 12/03/2025	52,077	0.0
408,000	America Movil SAB de CV, 6.125%, 11/15/2037	431,333	0.1
37,000	America Movil SAB de CV, 6.375%, 03/01/2035	39,868	0.0
588,000	AT&T, Inc., 1.700%, 03/25/2026	552,187	0.1
1,175,000	AT&T, Inc., 3.500%, 06/01/2041	898,262	0.1
1,453,000	AT&T, Inc., 3.500%, 09/15/2053	987,121	0.1
588,000	AT&T, Inc., 3.650%, 06/01/2051	415,659	0.0
588,000	AT&T, Inc., 4.500%, 05/15/2035	541,719	0.1
500,000	AT&T, Inc., 4.650%, 06/01/2044	427,783	0.0
588,000	Baidu, Inc., 1.720%, 04/09/2026	551,991	0.1
44,000	Bell Telephone Co. of Canada or Bell Canada, 3.650%, 08/15/2052	31,856	0.0
36,000	Bell Telephone Co. of Canada or Bell Canada, 4.300%, 07/29/2049	29,336	0.0
68,000	Bell Telephone Co. of Canada or Bell Canada, 4.464%, 04/01/2048	56,867	0.0
50,000	Bell Telephone Co. of Canada or Bell Canada, 5.100%, 05/11/2033	49,053	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
41,000	Bell Telephone Co. of Canada or Bell Canada, 5.200%, 02/15/2034	$40,061	0.0
44,000	Bell Telephone Co. of Canada or Bell Canada, 5.550%, 02/15/2054	42,676	0.0
30,000	Bell Telephone Co. of Canada or Bell Canada US-4, 3.650%, 03/17/2051	21,546	0.0
36,000	Bell Telephone Co. of Canada or Bell Canada US-5, 2.150%, 02/15/2032	28,874	0.0
38,000	Bell Telephone Co. of Canada or Bell Canada US-6, 3.200%, 02/15/2052	24,980	0.0
201,000	British Telecommunications PLC, 9.625%, 12/15/2030	245,502	0.0
500,000 (1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	385,815	0.0
750,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	504,190	0.1
62,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	61,422	0.0
490,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	391,835	0.0
588,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	537,600	0.1
881,000	Cisco Systems, Inc., 5.500%, 01/15/2040	894,778	0.1
1,763,000	Comcast Corp., 1.950%, 01/15/2031	1,456,668	0.1
315,000	Comcast Corp., 2.887%, 11/01/2051	196,685	0.0
353,000	Comcast Corp., 2.937%, 11/01/2056	213,116	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
236,000	Comcast Corp., 2.987%, 11/01/2063	$138,634	0.0
588,000	Comcast Corp., 3.750%, 04/01/2040	478,588	0.1
425,000	Comcast Corp., 3.969%, 11/01/2047	331,729	0.0
441,000	Comcast Corp., 4.200%, 08/15/2034	404,387	0.0
441,000	Comcast Corp., 4.250%, 01/15/2033	412,486	0.0
68,000	Comcast Corp., 6.500%, 11/15/2035	74,274	0.0
24,000	Corning, Inc., 3.900%, 11/15/2049	18,061	0.0
44,000	Corning, Inc., 4.375%, 11/15/2057	34,673	0.0
18,000	Corning, Inc., 4.700%, 03/15/2037	16,683	0.0
30,000	Corning, Inc., 4.750%, 03/15/2042	26,818	0.0
33,000	Corning, Inc., 5.350%, 11/15/2048	30,996	0.0
65,000	Corning, Inc., 5.450%, 11/15/2079	59,858	0.0
24,000	Corning, Inc., 5.750%, 08/15/2040	23,813	0.0
18,000	Corning, Inc., 5.850%, 11/15/2068	17,546	0.0
246,000	Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	286,856	0.0
734,000	Discovery Communications LLC, 3.625%, 05/15/2030	646,133	0.1
439,000	eBay, Inc., 2.700%, 03/11/2030	387,041	0.0
30,000	Expedia Group, Inc., 2.950%, 03/15/2031	25,954	0.0
74,000	Expedia Group, Inc., 3.250%, 02/15/2030	66,731	0.0
59,000	Expedia Group, Inc., 3.800%, 02/15/2028	56,175	0.0
44,000	Expedia Group, Inc., 4.625%, 08/01/2027	43,228	0.0
44,000	Expedia Group, Inc., 5.000%, 02/15/2026	43,691	0.0
36,000	Fox Corp., 3.500%, 04/08/2030	32,848	0.0
118,000	Fox Corp., 4.709%, 01/25/2029	115,936	0.0
74,000	Fox Corp., 5.476%, 01/25/2039	70,598	0.0
91,000	Fox Corp., 5.576%, 01/25/2049	83,626	0.0
74,000	Fox Corp., 6.500%, 10/13/2033	77,548	0.0
186,000	Grupo Televisa SAB, 6.625%, 01/15/2040	184,431	0.0
18,000	Grupo Televisa SAB, 8.500%, 03/11/2032	20,565	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
230,000	Interpublic Group of Cos., Inc., 2.400%, 03/01/2031	$192,125	0.0
828,000	Meta Platforms, Inc., 3.850%, 08/15/2032	770,109	0.1
35,000	Meta Platforms, Inc., 4.800%, 05/15/2030	35,063	0.0
104,000	Meta Platforms, Inc., 4.950%, 05/15/2033	104,567	0.0
148,000	Meta Platforms, Inc., 5.600%, 05/15/2053	151,166	0.0
104,000	Meta Platforms, Inc., 5.750%, 05/15/2063	106,940	0.0
53,000	Motorola Solutions, Inc., 2.300%, 11/15/2030	44,592	0.0
50,000	Motorola Solutions, Inc., 2.750%, 05/24/2031	42,400	0.0
41,000	Motorola Solutions, Inc., 4.600%, 02/23/2028	40,327	0.0
47,000	Motorola Solutions, Inc., 4.600%, 05/23/2029	45,816	0.0
24,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	23,821	0.0
53,000	Motorola Solutions, Inc., 5.400%, 04/15/2034	52,563	0.0
24,000	Motorola Solutions, Inc., 5.500%, 09/01/2044	23,365	0.0
36,000	Motorola Solutions, Inc., 5.600%, 06/01/2032	36,420	0.0
306,000	NBCUniversal Media LLC, 4.450%, 01/15/2043	264,181	0.0
229,000	Netflix, Inc., 5.875%, 11/15/2028	236,009	0.0
177,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	171,311	0.0
182,000	Orange SA, 5.500%, 02/06/2044	175,696	0.0
569,000	Paramount Global, 4.200%, 05/19/2032	464,988	0.1
86,000	Paramount Global, 4.375%, 03/15/2043	57,055	0.0
132,000	Paramount Global, 5.850%, 09/01/2043	103,877	0.0
595,000	Rogers Communications, Inc., 3.800%, 03/15/2032	531,810	0.1
83,000	Rogers Communications, Inc., 4.550%, 03/15/2052	67,808	0.0
250,000	Rogers Communications, Inc., 5.000%, 03/15/2044	223,835	0.0
457,000	Sprint Capital Corp., 6.875%, 11/15/2028	484,796	0.1
232,000	Telefonica Emisiones SA, 4.103%, 03/08/2027	225,267	0.0
514,000	Telefonica Emisiones SA, 7.045%, 06/20/2036	559,530	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
36,000	TELUS Corp., 2.800%, 02/16/2027	$33,872	0.0
53,000 (1)	TELUS Corp., 3.400%, 05/13/2032	46,090	0.0
30,000	TELUS Corp., 3.700%, 09/15/2027	28,680	0.0
30,000	TELUS Corp., 4.300%, 06/15/2049	23,707	0.0
44,000	TELUS Corp., 4.600%, 11/16/2048	36,773	0.0
30,000	Thomson Reuters Corp., 3.350%, 05/15/2026	28,943	0.0
24,000	Thomson Reuters Corp., 5.500%, 08/15/2035	24,179	0.0
21,000	Thomson Reuters Corp., 5.650%, 11/23/2043	20,628	0.0
30,000	Thomson Reuters Corp., 5.850%, 04/15/2040	30,699	0.0
588,000	Time Warner Cable LLC, 4.500%, 09/15/2042	430,770	0.1
65,000	T-Mobile USA, Inc., 1.500%, 02/15/2026	61,049	0.0
104,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	93,438	0.0
115,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	109,299	0.0
65,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	53,145	0.0
30,000	T-Mobile USA, Inc., 2.400%, 03/15/2029	26,545	0.0
160,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	135,861	0.0
75,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	71,398	0.0
59,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	52,895	0.0
60,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	50,215	0.0
65,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	56,485	0.0
160,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	114,556	0.0
190,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	128,380	0.0
139,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	128,472	0.0
175,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	119,569	0.0
155,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	139,435	0.0
105,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	71,036	0.0
250,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	240,340	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
443,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	$414,234	0.0
125,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	108,379	0.0
190,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	158,795	0.0
95,000	T-Mobile USA, Inc., 4.750%, 02/01/2028	93,632	0.0
53,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	52,295	0.0
65,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	64,585	0.0
165,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	161,488	0.0
80,000	T-Mobile USA, Inc., 5.200%, 01/15/2033	79,185	0.0
30,000	T-Mobile USA, Inc., 5.375%, 04/15/2027	29,960	0.0
110,000	T-Mobile USA, Inc., 5.650%, 01/15/2053	108,454	0.0
65,000	T-Mobile USA, Inc., 5.750%, 01/15/2034	66,848	0.0
80,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	79,679	0.0
45,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	44,664	0.0
65,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	67,270	0.0
146,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	140,822	0.0
300,000	TWDC Enterprises 18 Corp., GMTN, 4.125%, 06/01/2044	250,386	0.0
83,000	Verizon Communications, Inc., 0.850%, 11/20/2025	78,051	0.0
113,000	Verizon Communications, Inc., 1.450%, 03/20/2026	105,840	0.0
59,000	Verizon Communications, Inc., 1.500%, 09/18/2030	48,164	0.0
68,000	Verizon Communications, Inc., 1.680%, 10/30/2030	55,287	0.0
133,000	Verizon Communications, Inc., 1.750%, 01/20/2031	107,671	0.0
178,000	Verizon Communications, Inc., 2.100%, 03/22/2028	160,119	0.0
274,000	Verizon Communications, Inc., 2.355%, 03/15/2032	224,083	0.0
219,000	Verizon Communications, Inc., 2.550%, 03/21/2031	186,120	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
111,000	Verizon Communications, Inc., 2.625%, 08/15/2026	$105,293	0.0
178,000	Verizon Communications, Inc., 2.650%, 11/20/2040	122,677	0.0
59,000	Verizon Communications, Inc., 2.850%, 09/03/2041	41,365	0.0
175,000	Verizon Communications, Inc., 2.875%, 11/20/2050	110,180	0.0
230,000	Verizon Communications, Inc., 2.987%, 10/30/2056	140,930	0.0
45,000	Verizon Communications, Inc., 3.000%, 03/22/2027	42,595	0.0
125,000 (1)	Verizon Communications, Inc., 3.000%, 11/20/2060	74,829	0.0
89,000	Verizon Communications, Inc., 3.150%, 03/22/2030	80,299	0.0
222,000	Verizon Communications, Inc., 3.400%, 03/22/2041	169,863	0.0
285,000	Verizon Communications, Inc., 3.550%, 03/22/2051	205,253	0.0
220,000	Verizon Communications, Inc., 3.700%, 03/22/2061	155,371	0.0
42,000	Verizon Communications, Inc., 3.850%, 11/01/2042	33,350	0.0
59,000	Verizon Communications, Inc., 3.875%, 02/08/2029	56,097	0.0
65,000	Verizon Communications, Inc., 3.875%, 03/01/2052	49,348	0.0
71,000	Verizon Communications, Inc., 4.000%, 03/22/2050	55,352	0.0
234,000	Verizon Communications, Inc., 4.016%, 12/03/2029	221,223	0.0
192,000	Verizon Communications, Inc., 4.125%, 03/16/2027	187,208	0.0
55,000	Verizon Communications, Inc., 4.125%, 08/15/2046	44,504	0.0
76,000	Verizon Communications, Inc., 4.272%, 01/15/2036	68,892	0.0
247,000	Verizon Communications, Inc., 4.329%, 09/21/2028	240,216	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
112,000	Verizon Communications, Inc., 4.400%, 11/01/2034	$103,832	0.0
127,000	Verizon Communications, Inc., 4.500%, 08/10/2033	119,456	0.0
74,000	Verizon Communications, Inc., 4.522%, 09/15/2048	63,548	0.0
45,000	Verizon Communications, Inc., 4.672%, 03/15/2055	38,963	0.0
29,000	Verizon Communications, Inc., 4.750%, 11/01/2041	26,714	0.0
67,000	Verizon Communications, Inc., 4.812%, 03/15/2039	62,173	0.0
140,000	Verizon Communications, Inc., 4.862%, 08/21/2046	127,069	0.0
41,000	Verizon Communications, Inc., 5.012%, 04/15/2049	39,788	0.0
50,000	Verizon Communications, Inc., 5.012%, 08/21/2054	45,611	0.0
59,000 (1)	Verizon Communications, Inc., 5.050%, 05/09/2033	58,189	0.0
65,000	Verizon Communications, Inc., 5.250%, 03/16/2037	64,243	0.0
27,000	Verizon Communications, Inc., 5.500%, 03/16/2047	27,004	0.0
25,000	Verizon Communications, Inc., 5.850%, 09/15/2035	25,907	0.0
20,000	Verizon Communications, Inc., 6.400%, 09/15/2033	21,757	0.0
48,000	Verizon Communications, Inc., 6.550%, 09/15/2043	52,724	0.0
33,000	Verizon Communications, Inc., 7.750%, 12/01/2030	37,580	0.0
1,175,000	Vodafone Group PLC, 4.125%, 05/30/2025	1,161,135	0.1
588,000	Vodafone Group PLC, 6.150%, 02/27/2037	624,877	0.1
89,000	Walt Disney Co., 1.750%, 01/13/2026	84,475	0.0
588,000	Walt Disney Co., 2.200%, 01/13/2028	537,870	0.1
148,000	Walt Disney Co., 2.650%, 01/13/2031	129,230	0.0
588,000	Walt Disney Co., 3.600%, 01/13/2051	438,590	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
250,000	Walt Disney Co., 4.750%, 09/15/2044	$226,415	0.0
		35,568,245	2.3

	Consumer, Cyclical: 1.6%
144,092	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	133,860	0.0
80,300	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	73,984	0.0
222,163	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	204,973	0.0
500,000	American Honda Finance Corp., GMTN, 2.300%, 09/09/2026	470,460	0.1
1,175,000	American Honda Finance Corp., MTN, 1.200%, 07/08/2025	1,125,994	0.1
500,000	American Honda Finance Corp., MTN, 2.000%, 03/24/2028	449,649	0.0
89,000	Aptiv PLC, 3.100%, 12/01/2051	54,401	0.0
18,000	Aptiv PLC, 4.350%, 03/15/2029	17,392	0.0
18,000	Aptiv PLC, 4.400%, 10/01/2046	14,066	0.0
21,000	Aptiv PLC, 5.400%, 03/15/2049	18,816	0.0
47,000	Aptiv PLC / Aptiv Corp., 3.250%, 03/01/2032	40,771	0.0
59,000	Aptiv PLC / Aptiv Corp., 4.150%, 05/01/2052	43,988	0.0
500,000	AutoZone, Inc., 1.650%, 01/15/2031	401,294	0.0
65,000	BorgWarner, Inc., 2.650%, 07/01/2027	60,332	0.0
30,000	BorgWarner, Inc., 4.375%, 03/15/2045	23,969	0.0
74,000	Costco Wholesale Corp., 1.375%, 06/20/2027	67,242	0.0
104,000	Costco Wholesale Corp., 1.600%, 04/20/2030	87,452	0.0
59,000	Costco Wholesale Corp., 1.750%, 04/20/2032	47,408	0.0
59,000	Costco Wholesale Corp., 3.000%, 05/18/2027	56,422	0.0
127,000	Cummins, Inc., 1.500%, 09/01/2030	77,433	0.0
216,000	Cummins, Inc., 2.600%, 09/01/2050	177,291	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
59,000	Dollar General Corp., 3.500%, 04/03/2030	$53,915	0.0
36,000	Dollar General Corp., 3.875%, 04/15/2027	34,631	0.0
30,000	Dollar General Corp., 4.125%, 05/01/2028	28,887	0.0
33,000	Dollar General Corp., 4.625%, 11/01/2027	32,260	0.0
41,000 (1)	Dollar General Corp., 5.000%, 11/01/2032	39,978	0.0
30,000	Dollar General Corp., 5.200%, 07/05/2028	29,943	0.0
117,000 (1)	Dollar General Corp., 5.450%, 07/05/2033	116,392	0.0
13,000	Dollar General Corp., 5.500%, 11/01/2052	12,247	0.0
47,000	Dollar Tree, Inc., 2.650%, 12/01/2031	39,066	0.0
24,000	Dollar Tree, Inc., 3.375%, 12/01/2051	15,733	0.0
59,000	Dollar Tree, Inc., 4.000%, 05/15/2025	58,162	0.0
74,000	Dollar Tree, Inc., 4.200%, 05/15/2028	71,062	0.0
592,000	Ford Motor Co., 3.250%, 02/12/2032	489,553	0.1
355,000	Ford Motor Co., 4.346%, 12/08/2026	344,769	0.0
118,000	Ford Motor Co., 4.750%, 01/15/2043	95,505	0.0
77,000 (1)	Ford Motor Co., 5.291%, 12/08/2046	67,442	0.0
414,000	Ford Motor Co., 6.100%, 08/19/2032	413,691	0.0
106,000	Ford Motor Co., 6.625%, 10/01/2028	110,169	0.0
25,000	Ford Motor Co., 7.400%, 11/01/2046	26,913	0.0
216,000	Ford Motor Co., 7.450%, 07/16/2031	232,572	0.0
102,000	Ford Motor Co., 9.625%, 04/22/2030	118,748	0.0
44,000	General Motors Co., 5.000%, 04/01/2035	41,212	0.0
74,000	General Motors Co., 5.200%, 04/01/2045	65,001	0.0
44,000 (1)	General Motors Co., 5.400%, 04/01/2048	39,401	0.0
89,000	General Motors Co., 6.250%, 10/02/2043	88,694	0.0
441,000	General Motors Co., 6.600%, 04/01/2036	461,710	0.1
500,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	448,530	0.0
59,000	General Motors Financial Co., Inc., 2.700%, 06/10/2031	48,807	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
177,000	General Motors Financial Co., Inc., 3.100%, 01/12/2032	$148,838	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	474,613	0.1
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	487,169	0.1
588,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	585,055	0.1
89,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	90,003	0.0
579,000	Genuine Parts Co., 1.750%, 02/01/2025	564,813	0.1
199,000	Hasbro, Inc., 3.900%, 11/19/2029	183,620	0.0
89,000	Home Depot, Inc., 2.700%, 04/15/2030	79,322	0.0
500,000	Home Depot, Inc., 2.800%, 09/14/2027	468,453	0.1
588,000	Home Depot, Inc., 3.300%, 04/15/2040	458,326	0.1
1,112,000	Home Depot, Inc., 5.875%, 12/16/2036	1,178,740	0.1
61,000	Hyatt Hotels Corp., 5.750%, 01/30/2027	61,622	0.0
86,000	Lear Corp., 4.250%, 05/15/2029	82,024	0.0
58,000	Lear Corp., 5.250%, 05/15/2049	51,355	0.0
120,000	Lennar Corp., 4.750%, 11/29/2027	118,382	0.0
59,000	Lowe’s Cos., Inc., 1.300%, 04/15/2028	51,498	0.0
59,000	Lowe’s Cos., Inc., 1.700%, 09/15/2028	51,574	0.0
74,000	Lowe’s Cos., Inc., 1.700%, 10/15/2030	60,443	0.0
80,000	Lowe’s Cos., Inc., 2.500%, 04/15/2026	76,241	0.0
89,000	Lowe’s Cos., Inc., 2.625%, 04/01/2031	75,964	0.0
59,000	Lowe’s Cos., Inc., 2.800%, 09/15/2041	40,525	0.0
104,000	Lowe’s Cos., Inc., 3.000%, 10/15/2050	65,098	0.0
89,000	Lowe’s Cos., Inc., 3.100%, 05/03/2027	84,282	0.0
44,000	Lowe’s Cos., Inc., 3.350%, 04/01/2027	41,993	0.0
44,000	Lowe’s Cos., Inc., 3.375%, 09/15/2025	42,950	0.0
30,000	Lowe’s Cos., Inc., 3.500%, 04/01/2051	20,609	0.0
89,000	Lowe’s Cos., Inc., 3.650%, 04/05/2029	83,755	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
80,000	Lowe’s Cos., Inc., 3.700%, 04/15/2046	$58,842	0.0
89,000	Lowe’s Cos., Inc., 3.750%, 04/01/2032	80,840	0.0
89,000	Lowe’s Cos., Inc., 4.050%, 05/03/2047	68,834	0.0
89,000	Lowe’s Cos., Inc., 4.250%, 04/01/2052	69,998	0.0
25,000	Lowe’s Cos., Inc., 4.375%, 09/15/2045	20,509	0.0
59,000	Lowe’s Cos., Inc., 4.400%, 09/08/2025	58,258	0.0
74,000	Lowe’s Cos., Inc., 4.450%, 04/01/2062	57,582	0.0
74,000	Lowe’s Cos., Inc., 4.500%, 04/15/2030	71,840	0.0
36,000	Lowe’s Cos., Inc., 4.550%, 04/05/2049	29,938	0.0
30,000	Lowe’s Cos., Inc., 4.650%, 04/15/2042	26,266	0.0
59,000	Lowe’s Cos., Inc., 4.800%, 04/01/2026	58,529	0.0
74,000 (1)	Lowe’s Cos., Inc., 5.000%, 04/15/2033	72,902	0.0
21,000	Lowe’s Cos., Inc., 5.000%, 04/15/2040	19,675	0.0
26,000	Lowe’s Cos., Inc., 5.125%, 04/15/2050	23,615	0.0
59,000 (1)	Lowe’s Cos., Inc., 5.150%, 07/01/2033	58,741	0.0
20,000	Lowe’s Cos., Inc., 5.500%, 10/15/2035	20,412	0.0
89,000	Lowe’s Cos., Inc., 5.625%, 04/15/2053	86,242	0.0
30,000	Lowe’s Cos., Inc., 5.750%, 07/01/2053	29,582	0.0
59,000	Lowe’s Cos., Inc., 5.800%, 09/15/2062	57,414	0.0
30,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	29,271	0.0
18,000	Lowe’s Cos., Inc., 6.500%, 03/15/2029	19,234	0.0
50,000	Magna International, Inc., 2.450%, 06/15/2030	43,181	0.0
230,000	Marriott International, Inc., 5.000%, 10/15/2027	229,475	0.0
500,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	428,400	0.0
360,000	McDonald’s Corp., MTN, 3.700%, 01/30/2026	351,933	0.0
400,000	McDonald’s Corp., MTN, 4.600%, 05/26/2045	345,614	0.0
238,000	McDonald’s Corp., MTN, 4.700%, 12/09/2035	226,150	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
325,000	McDonald’s Corp., MTN, 6.300%, 10/15/2037	$348,232	0.0
21,000	MDC Holdings, Inc., 2.500%, 01/15/2031	18,612	0.0
18,000	MDC Holdings, Inc., 3.850%, 01/15/2030	17,132	0.0
21,000	MDC Holdings, Inc., 3.966%, 08/06/2061	17,924	0.0
30,000	MDC Holdings, Inc., 6.000%, 01/15/2043	31,590	0.0
185,000	NIKE, Inc., 2.375%, 11/01/2026	174,491	0.0
295,000	NIKE, Inc., 3.375%, 11/01/2046	217,317	0.0
30,000	O’Reilly Automotive, Inc., 1.750%, 03/15/2031	24,208	0.0
30,000	O’Reilly Automotive, Inc., 3.550%, 03/15/2026	29,073	0.0
44,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	41,935	0.0
30,000	O’Reilly Automotive, Inc., 3.900%, 06/01/2029	28,399	0.0
30,000	O’Reilly Automotive, Inc., 4.200%, 04/01/2030	28,575	0.0
30,000	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	29,198	0.0
50,000	O’Reilly Automotive, Inc., 4.700%, 06/15/2032	48,278	0.0
44,000	O’Reilly Automotive, Inc., 5.750%, 11/20/2026	44,421	0.0
18,000	PACCAR Financial Corp., 4.600%, 01/10/2028	17,834	0.0
30,000	PACCAR Financial Corp., DMTN, 5.200%, 11/09/2026	30,120	0.0
18,000	PACCAR Financial Corp., MTN, 1.100%, 05/11/2026	16,740	0.0
18,000	PACCAR Financial Corp., MTN, 2.000%, 02/04/2027	16,710	0.0
36,000	PACCAR Financial Corp., MTN, 3.550%, 08/11/2025	35,358	0.0
30,000	PACCAR Financial Corp., MTN, 4.450%, 03/30/2026	29,715	0.0
36,000 (1)	PACCAR Financial Corp., MTN, 4.600%, 01/31/2029	35,618	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
18,000	PACCAR Financial Corp., MTN, 4.950%, 10/03/2025	$17,938	0.0
18,000	PACCAR Financial Corp., MTN, 4.950%, 08/10/2028	18,042	0.0
21,000	PACCAR Financial Corp., MTN, 5.000%, 03/22/2034	20,933	0.0
24,000	PACCAR Financial Corp., MTN, 5.050%, 08/10/2026	23,982	0.0
340,000	Sands China Ltd., 5.400%, 08/08/2028	333,625	0.0
500,000 (1)	Starbucks Corp., 3.000%, 02/14/2032	433,598	0.0
500,000	Starbucks Corp., 3.550%, 08/15/2029	468,441	0.1
30,000	Tapestry, Inc., 3.050%, 03/15/2032	24,211	0.0
23,000	Tapestry, Inc., 4.125%, 07/15/2027	22,052	0.0
44,000	Tapestry, Inc., 7.000%, 11/27/2026	45,236	0.0
30,000	Tapestry, Inc., 7.050%, 11/27/2025	30,511	0.0
59,000	Tapestry, Inc., 7.350%, 11/27/2028	61,251	0.0
59,000	Tapestry, Inc., 7.700%, 11/27/2030	61,670	0.0
74,000	Tapestry, Inc., 7.850%, 11/27/2033	77,979	0.0
500,000	Target Corp., 1.950%, 01/15/2027	465,456	0.1
15,000	Target Corp., 2.350%, 02/15/2030	13,152	0.0
28,000	Target Corp., 2.650%, 09/15/2030	24,828	0.0
59,000	Target Corp., 2.950%, 01/15/2052	38,038	0.0
36,000	Target Corp., 3.625%, 04/15/2046	27,606	0.0
31,000	Target Corp., 3.900%, 11/15/2047	24,529	0.0
66,000	Target Corp., 4.000%, 07/01/2042	55,634	0.0
30,000	Target Corp., 4.400%, 01/15/2033	28,814	0.0
59,000	Target Corp., 4.500%, 09/15/2032	56,912	0.0
68,000 (1)	Target Corp., 4.800%, 01/15/2053	61,685	0.0
18,000	Target Corp., 6.350%, 11/01/2032	19,725	0.0
156,000	TJX Cos., Inc., 1.600%, 05/15/2031	125,712	0.0
11,000 (1)	Toyota Motor Corp., 2.362%, 03/25/2031	9,496	0.0
30,000	Toyota Motor Corp., 5.123%, 07/13/2033	31,284	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
30,000	Toyota Motor Credit Corp., 1.900%, 09/12/2031	$24,380	0.0
30,000	Toyota Motor Credit Corp., 4.700%, 01/12/2033	29,185	0.0
588,000	Toyota Motor Credit Corp., GMTN, 3.050%, 01/11/2028	552,401	0.1
588,000	Toyota Motor Credit Corp., MTN, 1.800%, 02/13/2025	575,066	0.1
500,000	Toyota Motor Credit Corp., MTN, 1.900%, 04/06/2028	449,080	0.0
24,000	Toyota Motor Credit Corp., MTN, 2.400%, 01/13/2032	20,159	0.0
500,000	Toyota Motor Credit Corp., MTN, 3.200%, 01/11/2027	478,733	0.1
47,000	Toyota Motor Credit Corp., MTN, 4.800%, 01/05/2034	45,691	0.0
100,525	United Airlines Pass Through Trust 2016-1, A, 3.450%, 01/07/2030	92,317	0.0
383,548	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	354,955	0.0
88,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	82,843	0.0
74,000	Walmart, Inc., 1.050%, 09/17/2026	68,234	0.0
74,000	Walmart, Inc., 1.500%, 09/22/2028	65,390	0.0
118,000	Walmart, Inc., 1.800%, 09/22/2031	97,260	0.0
19,000	Walmart, Inc., 2.375%, 09/24/2029	17,052	0.0
59,000	Walmart, Inc., 2.500%, 09/22/2041	40,895	0.0
89,000	Walmart, Inc., 2.650%, 09/22/2051	55,825	0.0
37,000	Walmart, Inc., 2.950%, 09/24/2049	25,124	0.0
47,000	Walmart, Inc., 3.050%, 07/08/2026	45,432	0.0
43,000	Walmart, Inc., 3.250%, 07/08/2029	40,400	0.0
52,000 (1)	Walmart, Inc., 3.550%, 06/26/2025	51,157	0.0
26,000	Walmart, Inc., 3.625%, 12/15/2047	20,166	0.0
88,000	Walmart, Inc., 3.700%, 06/26/2028	85,384	0.0
104,000	Walmart, Inc., 3.900%, 09/09/2025	102,535	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
44,000	Walmart, Inc., 3.900%, 04/15/2028	$42,886	0.0
59,000	Walmart, Inc., 3.950%, 09/09/2027	57,667	0.0
34,000	Walmart, Inc., 3.950%, 06/28/2038	30,507	0.0
44,000 (1)	Walmart, Inc., 4.000%, 04/15/2026	43,323	0.0
30,000	Walmart, Inc., 4.000%, 04/15/2030	29,143	0.0
24,000	Walmart, Inc., 4.000%, 04/11/2043	20,496	0.0
100,000	Walmart, Inc., 4.050%, 06/29/2048	83,106	0.0
89,000 (1)	Walmart, Inc., 4.100%, 04/15/2033	84,825	0.0
74,000	Walmart, Inc., 4.150%, 09/09/2032	71,412	0.0
20,000	Walmart, Inc., 4.300%, 04/22/2044	17,740	0.0
59,000	Walmart, Inc., 4.500%, 09/09/2052	52,417	0.0
89,000	Walmart, Inc., 4.500%, 04/15/2053	78,835	0.0
23,000	Walmart, Inc., 5.000%, 10/25/2040	22,840	0.0
79,000	Walmart, Inc., 5.250%, 09/01/2035	81,155	0.0
36,000	Walmart, Inc., 5.625%, 04/01/2040	37,941	0.0
36,000	Walmart, Inc., 5.625%, 04/15/2041	37,880	0.0
22,000	Walmart, Inc., 5.875%, 04/05/2027	22,747	0.0
48,000	Walmart, Inc., 6.200%, 04/15/2038	53,894	0.0
61,000	Walmart, Inc., 6.500%, 08/15/2037	69,102	0.0
28,000	Walmart, Inc., 7.550%, 02/15/2030	32,230	0.0
43,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	40,835	0.0
295,000	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	257,578	0.0
266,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	216,484	0.0
383,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	298,400	0.0
177,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	138,248	0.0
18,000	Whirlpool Corp., 2.400%, 05/15/2031	14,787	0.0
300,000	Whirlpool Corp., 3.700%, 05/01/2025	294,923	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
30,000	Whirlpool Corp., 4.500%, 06/01/2046	$23,994	0.0
30,000	Whirlpool Corp., 4.600%, 05/15/2050	23,786	0.0
18,000	Whirlpool Corp., 4.700%, 05/14/2032	17,118	0.0
41,000 (1)	Whirlpool Corp., 4.750%, 02/26/2029	40,347	0.0
18,000	Whirlpool Corp., 5.500%, 03/01/2033	17,758	0.0
18,000	Whirlpool Corp., 5.750%, 03/01/2034	17,980	0.0
24,000	WW Grainger, Inc., 3.750%, 05/15/2046	18,712	0.0
24,000	WW Grainger, Inc., 4.200%, 05/15/2047	20,062	0.0
59,000	WW Grainger, Inc., 4.600%, 06/15/2045	52,889	0.0
		25,430,265	1.6

	Consumer, Non-cyclical: 4.3%
221,000	Abbott Laboratories, 3.750%, 11/30/2026	215,606	0.0
86,000	Abbott Laboratories, 4.750%, 11/30/2036	83,528	0.0
331,000	Abbott Laboratories, 4.900%, 11/30/2046	312,906	0.0
546,000	AbbVie, Inc., 3.200%, 05/14/2026	527,445	0.1
363,000	AbbVie, Inc., 3.200%, 11/21/2029	333,179	0.0
454,000	AbbVie, Inc., 3.600%, 05/14/2025	446,751	0.1
363,000	AbbVie, Inc., 4.050%, 11/21/2039	315,474	0.0
340,000	AbbVie, Inc., 4.250%, 11/21/2049	283,545	0.0
310,000	AbbVie, Inc., 4.300%, 05/14/2036	285,552	0.0
310,000	AbbVie, Inc., 4.450%, 05/14/2046	269,337	0.0
276,000	AbbVie, Inc., 4.550%, 03/15/2035	261,911	0.0
174,000	AbbVie, Inc., 4.700%, 05/14/2045	157,273	0.0
49,000	AbbVie, Inc., 4.750%, 03/15/2045	44,509	0.0
104,000	AbbVie, Inc., 4.875%, 11/14/2048	95,608	0.0
178,000	AbbVie, Inc., 5.400%, 03/15/2054	176,139	0.0
89,000	AbbVie, Inc., 5.500%, 03/15/2064	87,929	0.0
26,000	Advocate Health & Hospitals Corp., 3.387%, 10/15/2049	19,088	0.0
23,000	Advocate Health & Hospitals Corp., 3.829%, 08/15/2028	22,101	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
24,000	Advocate Health & Hospitals Corp., 4.272%, 08/15/2048	$20,631	0.0
18,000	Advocate Health & Hospitals Corp. 2020, 2.211%, 06/15/2030	15,397	0.0
24,000	Advocate Health & Hospitals Corp. 2020, 3.008%, 06/15/2050	16,341	0.0
250,000	Aetna, Inc., 3.500%, 11/15/2024	248,004	0.0
300,000	Aetna, Inc., 4.500%, 05/15/2042	250,693	0.0
44,000	Altria Group, Inc., 2.350%, 05/06/2025	42,792	0.0
104,000	Altria Group, Inc., 2.450%, 02/04/2032	84,133	0.0
30,000	Altria Group, Inc., 2.625%, 09/16/2026	28,285	0.0
44,000	Altria Group, Inc., 3.400%, 05/06/2030	39,823	0.0
89,000	Altria Group, Inc., 3.400%, 02/04/2041	64,252	0.0
74,000	Altria Group, Inc., 3.700%, 02/04/2051	50,059	0.0
89,000	Altria Group, Inc., 3.875%, 09/16/2046	64,172	0.0
59,000 (1)	Altria Group, Inc., 4.000%, 02/04/2061	40,921	0.0
53,000	Altria Group, Inc., 4.250%, 08/09/2042	42,215	0.0
63,000	Altria Group, Inc., 4.400%, 02/14/2026	62,009	0.0
30,000	Altria Group, Inc., 4.450%, 05/06/2050	23,075	0.0
38,000	Altria Group, Inc., 4.500%, 05/02/2043	31,148	0.0
113,000	Altria Group, Inc., 4.800%, 02/14/2029	111,190	0.0
107,000	Altria Group, Inc., 5.375%, 01/31/2044	100,328	0.0
118,000	Altria Group, Inc., 5.800%, 02/14/2039	118,179	0.0
148,000	Altria Group, Inc., 5.950%, 02/14/2049	145,254	0.0
30,000	Altria Group, Inc., 6.200%, 11/01/2028	31,127	0.0
30,000	Altria Group, Inc., 6.875%, 11/01/2033	32,445	0.0
59,000	Amgen, Inc., 2.000%, 01/15/2032	47,533	0.0
1,175,000	Amgen, Inc., 2.300%, 02/25/2031	987,780	0.1
588,000	Amgen, Inc., 3.150%, 02/21/2040	439,691	0.1
59,000	Amgen, Inc., 3.350%, 02/22/2032	52,346	0.0
44,000	Amgen, Inc., 4.200%, 03/01/2033	40,784	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
881,000	Amgen, Inc., 4.400%, 05/01/2045	$741,931	0.1
210,000	Amgen, Inc., 4.663%, 06/15/2051	179,608	0.0
36,000	Amgen, Inc., 4.950%, 10/01/2041	32,961	0.0
43,000	Amgen, Inc., 5.150%, 11/15/2041	40,177	0.0
163,000	Amgen, Inc., 5.250%, 03/02/2030	164,245	0.0
25,000	Amgen, Inc., 5.650%, 06/15/2042	24,819	0.0
15,000	Amgen, Inc., 5.650%, 03/02/2053	14,783	0.0
22,000	Amgen, Inc., 5.750%, 03/15/2040	22,186	0.0
44,000	Amgen, Inc., 5.750%, 03/02/2063	43,128	0.0
28,000	Amgen, Inc., 6.375%, 06/01/2037	30,012	0.0
335,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	319,521	0.0
403,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	371,788	0.0
25,000	Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	20,972	0.0
55,000	Anheuser-Busch InBev Finance, Inc., 4.625%, 02/01/2044	49,225	0.0
40,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	38,152	0.0
90,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	82,447	0.0
111,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	103,161	0.0
30,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	24,514	0.0
61,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	53,801	0.0
95,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	86,538	0.0
110,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	94,225	0.0
101,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	90,343	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
140,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	$123,948	0.0
30,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 06/01/2060	26,246	0.0
270,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	268,555	0.0
60,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 04/15/2058	53,318	0.0
45,000	Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	45,210	0.0
95,000	Anheuser-Busch InBev Worldwide, Inc., 4.950%, 01/15/2042	89,213	0.0
125,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	126,788	0.0
250,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	252,061	0.0
125,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 01/23/2059	130,189	0.0
20,000	Anheuser-Busch InBev Worldwide, Inc., 5.875%, 06/15/2035	20,941	0.0
30,000	Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/2039	38,022	0.0
81,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	103,127	0.0
59,000	Archer-Daniels-Midland Co., 2.500%, 08/11/2026	55,930	0.0
44,000	Archer-Daniels-Midland Co., 2.700%, 09/15/2051	27,031	0.0
44,000	Archer-Daniels-Midland Co., 2.900%, 03/01/2032	37,651	0.0
59,000	Archer-Daniels-Midland Co., 3.250%, 03/27/2030	53,766	0.0
24,000	Archer-Daniels-Midland Co., 3.750%, 09/15/2047	18,062	0.0
22,000	Archer-Daniels-Midland Co., 4.016%, 04/16/2043	17,694	0.0
30,000	Archer-Daniels-Midland Co., 4.500%, 08/15/2033	28,520	0.0
36,000	Archer-Daniels-Midland Co., 4.500%, 03/15/2049	30,626	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
23,000	Archer-Daniels-Midland Co., 4.535%, 03/26/2042	$20,519	0.0
26,000	Archer-Daniels-Midland Co., 5.375%, 09/15/2035	26,402	0.0
20,000	Archer-Daniels-Midland Co., 5.935%, 10/01/2032	21,357	0.0
69,000	Ascension Health, 3.945%, 11/15/2046	57,567	0.0
25,000	Ascension Health, 4.847%, 11/15/2053	23,714	0.0
52,000	Ascension Health B, 2.532%, 11/15/2029	46,304	0.0
34,000	Ascension Health B, 3.106%, 11/15/2039	26,455	0.0
507,000	AstraZeneca PLC, 4.000%, 01/17/2029	488,866	0.1
44,000	AstraZeneca PLC, 4.375%, 08/17/2048	37,892	0.0
535,000	AstraZeneca PLC, 6.450%, 09/15/2037	596,219	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	489,919	0.1
341,000	BAT Capital Corp., 3.222%, 08/15/2024	339,735	0.0
14,000	BAT Capital Corp., 3.557%, 08/15/2027	13,302	0.0
47,000	Baxalta, Inc., 4.000%, 06/23/2025	46,326	0.0
324,000	Baxalta, Inc., 5.250%, 06/23/2045	304,842	0.0
38,000	Baxter International, Inc., 1.730%, 04/01/2031	30,164	0.0
85,000	Baxter International, Inc., 1.915%, 02/01/2027	77,930	0.0
74,000	Baxter International, Inc., 2.272%, 12/01/2028	65,241	0.0
91,000 (1)	Baxter International, Inc., 2.539%, 02/01/2032	74,672	0.0
44,000	Baxter International, Inc., 2.600%, 08/15/2026	41,589	0.0
44,000	Baxter International, Inc., 3.132%, 12/01/2051	27,601	0.0
27,000	Baxter International, Inc., 3.500%, 08/15/2046	18,997	0.0
30,000	Baxter International, Inc., 3.950%, 04/01/2030	27,992	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
23,000	Baylor Scott & White Holdings, 3.967%, 11/15/2046	$19,074	0.0
27,000	Baylor Scott & White Holdings, 4.185%, 11/15/2045	23,228	0.0
18,000	Baylor Scott & White Holdings 2021, 1.777%, 11/15/2030	14,774	0.0
53,000	Baylor Scott & White Holdings 2021, 2.839%, 11/15/2050	34,640	0.0
588,000	Becton Dickinson & Co., 1.957%, 02/11/2031	481,709	0.1
89,000	Biogen, Inc., 2.250%, 05/01/2030	75,786	0.0
89,000	Biogen, Inc., 3.150%, 05/01/2050	57,389	0.0
41,000	Biogen, Inc., 3.250%, 02/15/2051	27,311	0.0
104,000	Biogen, Inc., 4.050%, 09/15/2025	102,159	0.0
66,000	Biogen, Inc., 5.200%, 09/15/2045	60,197	0.0
30,000	Boston Scientific Corp., 1.900%, 06/01/2025	29,027	0.0
71,000	Boston Scientific Corp., 2.650%, 06/01/2030	62,349	0.0
20,000	Boston Scientific Corp., 4.000%, 03/01/2028	19,413	0.0
27,000	Boston Scientific Corp., 4.550%, 03/01/2039	25,175	0.0
38,000 (1)	Boston Scientific Corp., 4.700%, 03/01/2049	33,883	0.0
21,000	Boston Scientific Corp., 6.500%, 11/15/2035	23,322	0.0
18,000	Boston Scientific Corp., 7.375%, 01/15/2040	21,204	0.0
588,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	518,977	0.1
588,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	391,168	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	371,443	0.0
588,000	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	567,947	0.1
222,000	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	180,840	0.0
500,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	445,531	0.1
102,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	99,717	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	Brown-Forman Corp., 4.000%, 04/15/2038	$15,715	0.0
30,000	Brown-Forman Corp., 4.500%, 07/15/2045	26,480	0.0
38,000	Brown-Forman Corp., 4.750%, 04/15/2033	37,212	0.0
104,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	89,010	0.0
30,000	California Institute of Technology, 3.650%, 09/01/2119	19,973	0.0
24,000	California Institute of Technology, 4.321%, 08/01/2045	21,401	0.0
21,000	California Institute of Technology, 4.700%, 11/01/2111	17,934	0.0
30,000	Campbell Soup Co., 2.375%, 04/24/2030	25,829	0.0
30,000	Campbell Soup Co., 3.125%, 04/24/2050	19,519	0.0
59,000	Campbell Soup Co., 4.150%, 03/15/2028	57,166	0.0
41,000	Campbell Soup Co., 4.800%, 03/15/2048	35,856	0.0
30,000	Campbell Soup Co., 5.200%, 03/19/2027	30,056	0.0
36,000	Campbell Soup Co., 5.200%, 03/21/2029	36,033	0.0
24,000	Campbell Soup Co., 5.300%, 03/20/2026	23,950	0.0
59,000	Campbell Soup Co., 5.400%, 03/21/2034	58,637	0.0
156,000	Cardinal Health, Inc., 4.900%, 09/15/2045	136,621	0.0
163,000	Cencora, Inc., 2.800%, 05/15/2030	143,836	0.0
64,000	Cencora, Inc., 4.250%, 03/01/2045	53,795	0.0
136,000	Centene Corp., 2.450%, 07/15/2028	120,852	0.0
130,000	Centene Corp., 2.500%, 03/01/2031	106,785	0.0
77,000	Centene Corp., 2.625%, 08/01/2031	63,310	0.0
130,000	Centene Corp., 3.000%, 10/15/2030	111,255	0.0
118,000	Centene Corp., 3.375%, 02/15/2030	104,827	0.0
142,000	Centene Corp., 4.250%, 12/15/2027	135,698	0.0
207,000	Centene Corp., 4.625%, 12/15/2029	195,937	0.0
152,000	Church & Dwight Co., Inc., 5.600%, 11/15/2032	157,610	0.0
500,000	Cigna Group, 2.375%, 03/15/2031	419,663	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
500,000	Cigna Group, 3.400%, 03/01/2027	$478,140	0.1
130,000	Cigna Group, 4.800%, 08/15/2038	119,533	0.0
99,000	Cigna Group, 4.800%, 07/15/2046	87,119	0.0
500,000	Cigna Group, 4.900%, 12/15/2048	439,772	0.1
143,000	Clorox Co., 1.800%, 05/15/2030	119,374	0.0
500,000	Coca-Cola Co., 1.500%, 03/05/2028	447,387	0.1
191,000	Coca-Cola Co., 1.650%, 06/01/2030	160,301	0.0
260,000	Coca-Cola Co., 2.500%, 03/15/2051	157,723	0.0
168,000	Coca-Cola Co., 2.900%, 05/25/2027	159,421	0.0
231,000	Coca-Cola Co., 3.000%, 03/05/2051	156,381	0.0
150,000	Coca-Cola Femsa SAB de CV, 1.850%, 09/01/2032	116,588	0.0
125,000	Colgate-Palmolive Co., MTN, 4.000%, 08/15/2045	105,272	0.0
27,000	CommonSpirit Health, 1.547%, 10/01/2025	25,655	0.0
33,000	CommonSpirit Health, 2.782%, 10/01/2030	28,611	0.0
54,000	CommonSpirit Health, 3.347%, 10/01/2029	49,586	0.0
41,000	CommonSpirit Health, 3.817%, 10/01/2049	31,219	0.0
39,000	CommonSpirit Health, 3.910%, 10/01/2050	29,696	0.0
55,000	CommonSpirit Health, 4.187%, 10/01/2049	44,073	0.0
44,000	CommonSpirit Health, 4.350%, 11/01/2042	37,278	0.0
46,000	CommonSpirit Health, 5.205%, 12/01/2031	45,407	0.0
43,000	CommonSpirit Health, 5.318%, 12/01/2034	42,236	0.0
29,000	CommonSpirit Health, 5.548%, 12/01/2054	28,529	0.0
30,000	CommonSpirit Health, 6.073%, 11/01/2027	30,718	0.0
18,000	CommonSpirit Health, 6.461%, 11/01/2052	19,945	0.0
59,000	Conagra Brands, Inc., 1.375%, 11/01/2027	51,996	0.0
59,000	Conagra Brands, Inc., 4.600%, 11/01/2025	58,306	0.0
77,000	Conagra Brands, Inc., 4.850%, 11/01/2028	75,706	0.0
30,000	Conagra Brands, Inc., 5.300%, 10/01/2026	29,974	0.0
59,000	Conagra Brands, Inc., 5.300%, 11/01/2038	55,571	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
59,000	Conagra Brands, Inc., 5.400%, 11/01/2048	$54,392	0.0
23,000	Conagra Brands, Inc., 7.000%, 10/01/2028	24,489	0.0
18,000	Conagra Brands, Inc., 8.250%, 09/15/2030	20,680	0.0
591,000	Constellation Brands, Inc., 2.250%, 08/01/2031	485,318	0.1
881,000	CVS Health Corp., 2.700%, 08/21/2040	585,895	0.1
167,000	CVS Health Corp., 3.875%, 07/20/2025	164,038	0.0
296,000	CVS Health Corp., 4.300%, 03/25/2028	285,889	0.0
296,000	CVS Health Corp., 4.780%, 03/25/2038	264,429	0.0
412,000	CVS Health Corp., 5.050%, 03/25/2048	355,246	0.0
524,000	CVS Health Corp., 5.125%, 07/20/2045	461,555	0.1
44,000	CVS Health Corp., 5.300%, 12/05/2043	40,090	0.0
277,000	Danaher Corp., 2.800%, 12/10/2051	175,040	0.0
399,000	Diageo Capital PLC, 2.125%, 04/29/2032	323,720	0.0
231,000	Diageo Capital PLC, 3.875%, 05/18/2028	222,486	0.0
18,000	Dignity Health, 4.500%, 11/01/2042	15,783	0.0
18,000	Dignity Health, 5.267%, 11/01/2064	16,459	0.0
23,000	Duke University 2020, 2.682%, 10/01/2044	16,742	0.0
18,000	Duke University 2020, 2.757%, 10/01/2050	11,944	0.0
35,000	Duke University 2020, 2.832%, 10/01/2055	22,724	0.0
441,000	Elevance Health, Inc., 1.500%, 03/15/2026	413,807	0.0
441,000	Elevance Health, Inc., 2.550%, 03/15/2031	376,134	0.0
59,000	Elevance Health, Inc., 3.125%, 05/15/2050	39,573	0.0
250,000	Elevance Health, Inc., 3.500%, 08/15/2024	249,241	0.0
65,000	Elevance Health, Inc., 3.600%, 03/15/2051	46,794	0.0
588,000	Elevance Health, Inc., 3.650%, 12/01/2027	562,224	0.1
441,000	Elevance Health, Inc., 4.101%, 03/01/2028	426,323	0.0
250,000	Elevance Health, Inc., 4.650%, 08/15/2044	218,270	0.0
78,000	Eli Lilly & Co., 2.250%, 05/15/2050	45,523	0.0
55,000	Eli Lilly & Co., 2.500%, 09/15/2060	30,863	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
35,000	Eli Lilly & Co., 2.750%, 06/01/2025	$34,204	0.0
25,000	Eli Lilly & Co., 3.100%, 05/15/2027	23,880	0.0
60,000	Eli Lilly & Co., 3.375%, 03/15/2029	56,725	0.0
25,000	Eli Lilly & Co., 3.700%, 03/01/2045	20,030	0.0
20,000	Eli Lilly & Co., 3.950%, 05/15/2047	16,779	0.0
60,000	Eli Lilly & Co., 3.950%, 03/15/2049	49,020	0.0
35,000	Eli Lilly & Co., 4.150%, 03/15/2059	28,608	0.0
59,000	Eli Lilly & Co., 4.500%, 02/09/2029	58,519	0.0
65,000	Eli Lilly & Co., 4.700%, 02/27/2033	63,910	0.0
89,000	Eli Lilly & Co., 4.700%, 02/09/2034	87,300	0.0
80,000	Eli Lilly & Co., 4.875%, 02/27/2053	75,021	0.0
65,000	Eli Lilly & Co., 4.950%, 02/27/2063	60,474	0.0
45,000	Eli Lilly & Co., 5.000%, 02/27/2026	45,001	0.0
89,000	Eli Lilly & Co., 5.000%, 02/09/2054	85,057	0.0
71,000	Eli Lilly & Co., 5.100%, 02/09/2064	67,875	0.0
25,000	Eli Lilly & Co., 5.500%, 03/15/2027	25,470	0.0
30,000	Eli Lilly & Co., 5.550%, 03/15/2037	31,242	0.0
59,000	Equifax, Inc., 2.350%, 09/15/2031	48,436	0.0
24,000	Equifax, Inc., 2.600%, 12/15/2025	22,999	0.0
36,000	Equifax, Inc., 3.100%, 05/15/2030	32,125	0.0
44,000	Equifax, Inc., 5.100%, 12/15/2027	43,828	0.0
41,000	Equifax, Inc., 5.100%, 06/01/2028	40,848	0.0
322,000	Estee Lauder Cos., Inc., 1.950%, 03/15/2031	265,214	0.0
143,000	Estee Lauder Cos., Inc., 3.700%, 08/15/2042	112,649	0.0
40,000	Flowers Foods, Inc., 2.400%, 03/15/2031	33,346	0.0
307,000	GE HealthCare Technologies, Inc., 5.857%, 03/15/2030	315,636	0.0
126,000	GE HealthCare Technologies, Inc., 5.905%, 11/22/2032	130,082	0.0
259,000	General Mills, Inc., 3.000%, 02/01/2051	165,123	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
21,000	George Washington University, 4.868%, 09/15/2045	$20,048	0.0
18,000	George Washington University 2014, 4.300%, 09/15/2044	15,963	0.0
47,000	George Washington University 2018, 4.126%, 09/15/2048	39,933	0.0
18,000 (1)	Georgetown University, 5.115%, 04/01/2053	17,741	0.0
19,000	Georgetown University 20A, 2.943%, 04/01/2050	12,789	0.0
18,000	Georgetown University A, 5.215%, 10/01/2118	16,480	0.0
20,000	Georgetown University B, 4.315%, 04/01/2049	17,362	0.0
163,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	158,511	0.0
104,000	Gilead Sciences, Inc., 4.150%, 03/01/2047	84,563	0.0
200,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	172,901	0.0
224,000	Gilead Sciences, Inc., 4.750%, 03/01/2046	199,796	0.0
350,000	Gilead Sciences, Inc., 4.800%, 04/01/2044	315,884	0.0
294,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	324,377	0.0
65,000	Global Payments, Inc., 1.200%, 03/01/2026	60,530	0.0
44,000	Global Payments, Inc., 2.150%, 01/15/2027	40,771	0.0
59,000	Global Payments, Inc., 2.900%, 05/15/2030	51,391	0.0
44,000	Global Payments, Inc., 2.900%, 11/15/2031	36,859	0.0
74,000	Global Payments, Inc., 3.200%, 08/15/2029	66,513	0.0
44,000	Global Payments, Inc., 4.150%, 08/15/2049	33,220	0.0
44,000	Global Payments, Inc., 4.800%, 04/01/2026	43,470	0.0
30,000	Global Payments, Inc., 4.950%, 08/15/2027	29,713	0.0
30,000	Global Payments, Inc., 5.300%, 08/15/2029	29,805	0.0
44,000	Global Payments, Inc., 5.400%, 08/15/2032	43,133	0.0
44,000	Global Payments, Inc., 5.950%, 08/15/2052	42,436	0.0
18,000	Hackensack Meridian Health, Inc., 4.211%, 07/01/2048	15,320	0.0
18,000	Hackensack Meridian Health, Inc., 4.500%, 07/01/2057	15,486	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	Hackensack Meridian Health, Inc. 2020, 2.675%, 09/01/2041	$21,018	0.0
30,000	Hackensack Meridian Health, Inc. 2020, 2.875%, 09/01/2050	19,717	0.0
326,000	Haleon US Capital LLC, 3.625%, 03/24/2032	292,186	0.0
55,000	HCA, Inc., 2.375%, 07/15/2031	45,180	0.0
65,000	HCA, Inc., 3.125%, 03/15/2027	61,425	0.0
30,000	HCA, Inc., 3.375%, 03/15/2029	27,582	0.0
170,000	HCA, Inc., 3.500%, 09/01/2030	153,392	0.0
95,000	HCA, Inc., 3.500%, 07/15/2051	63,558	0.0
125,000	HCA, Inc., 3.625%, 03/15/2032	110,144	0.0
125,000	HCA, Inc., 4.125%, 06/15/2029	118,402	0.0
30,000	HCA, Inc., 4.375%, 03/15/2042	24,685	0.0
75,000	HCA, Inc., 4.500%, 02/15/2027	73,306	0.0
125,000	HCA, Inc., 4.625%, 03/15/2052	100,982	0.0
65,000	HCA, Inc., 5.125%, 06/15/2039	60,245	0.0
65,000	HCA, Inc., 5.200%, 06/01/2028	64,759	0.0
95,000	HCA, Inc., 5.250%, 06/15/2026	94,627	0.0
125,000	HCA, Inc., 5.250%, 06/15/2049	111,514	0.0
65,000	HCA, Inc., 5.375%, 09/01/2026	64,851	0.0
80,000	HCA, Inc., 5.500%, 06/01/2033	79,376	0.0
95,000	HCA, Inc., 5.500%, 06/15/2047	87,915	0.0
95,000	HCA, Inc., 5.625%, 09/01/2028	95,878	0.0
89,000	HCA, Inc., 5.875%, 02/15/2026	89,157	0.0
65,000	HCA, Inc., 5.875%, 02/01/2029	66,196	0.0
65,000	HCA, Inc., 5.900%, 06/01/2053	63,350	0.0
138,000	HCA, Inc., 6.100%, 04/01/2064	135,006	0.0
441,000	Hershey Co., 2.300%, 08/15/2026	416,615	0.0
186,000	Hormel Foods Corp., 1.800%, 06/11/2030	156,270	0.0
1,028,000	Humana, Inc., 3.850%, 10/01/2024	1,023,453	0.1
500,000	Humana, Inc., 4.950%, 10/01/2044	435,211	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
59,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 2.500%, 01/15/2027	$54,934	0.0
35,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 02/02/2029	31,247	0.0
58,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 05/15/2032	47,783	0.0
55,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.625%, 01/15/2032	47,515	0.0
29,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.750%, 12/01/2031	25,414	0.0
53,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 4.375%, 02/02/2052	39,653	0.0
52,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.125%, 02/01/2028	51,434	0.0
74,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.500%, 01/15/2030	72,919	0.0
121,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.750%, 04/01/2033	120,948	0.0
92,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.500%, 12/01/2052	92,248	0.0
95,000 (4)	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl, 6.750%, 03/15/2034	100,770	0.0
53,000 (4)	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl, 7.250%, 11/15/2053	57,863	0.0
235,000	JM Smucker Co., 6.500%, 11/15/2053	252,775	0.0
522,000	Johnson & Johnson, 2.900%, 01/15/2028	493,494	0.1
502,000	Johnson & Johnson, 3.625%, 03/03/2037	438,410	0.1
377,000	Johnson & Johnson, 3.750%, 03/03/2047	302,431	0.0
34,000	Kaiser Foundation Hospitals, 3.150%, 05/01/2027	32,600	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
89,000	Kaiser Foundation Hospitals, 4.150%, 05/01/2047	$74,459	0.0
36,000	Kaiser Foundation Hospitals, 4.875%, 04/01/2042	33,988	0.0
59,000	Kaiser Foundation Hospitals 2019, 3.266%, 11/01/2049	41,907	0.0
74,000	Kaiser Foundation Hospitals 2021, 2.810%, 06/01/2041	53,536	0.0
83,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	55,374	0.0
263,000	Kellogg Co., 2.100%, 06/01/2030	222,756	0.0
12,000	Kellogg Co., 3.250%, 04/01/2026	11,581	0.0
256,000	Kenvue, Inc., 5.050%, 03/22/2053	241,648	0.0
400,000	Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	273,324	0.0
33,000	Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	28,217	0.0
30,000 (1)	Keurig Dr Pepper, Inc. 31*, 2.250%, 03/15/2031	24,988	0.0
250,000	Kimberly-Clark Corp., 6.625%, 08/01/2037	285,121	0.0
718,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	584,527	0.1
72,000	Kroger Co., 2.650%, 10/15/2026	68,053	0.0
250,000	Kroger Co., 4.450%, 02/01/2047	206,454	0.0
168,000	Kroger Co., 7.500%, 04/01/2031	188,681	0.0
99,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	86,930	0.0
18,000	Leland Stanford Junior University, 1.289%, 06/01/2027	16,254	0.0
27,000	Leland Stanford Junior University, 2.413%, 06/01/2050	16,772	0.0
44,000	Leland Stanford Junior University, 3.647%, 05/01/2048	35,382	0.0
18,000 (1)	Mass General Brigham, Inc. 2015, 4.117%, 07/01/2055	14,569	0.0
18,000	Mass General Brigham, Inc. 2017, 3.765%, 07/01/2048	14,216	0.0
22,000	Mass General Brigham, Inc. 2020, 3.192%, 07/01/2049	15,500	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
38,000	Mass General Brigham, Inc. 2020, 3.342%, 07/01/2060	$25,529	0.0
30,000	Massachusetts Institute of Technology, 3.067%, 04/01/2052	21,339	0.0
30,000	Massachusetts Institute of Technology, 3.885%, 07/01/2116	22,149	0.0
22,000	Massachusetts Institute of Technology, 3.959%, 07/01/2038	20,060	0.0
33,000	Massachusetts Institute of Technology, 4.678%, 07/01/2114	29,247	0.0
44,000	Massachusetts Institute of Technology, 5.600%, 07/01/2111	46,430	0.0
31,000	Massachusetts Institute of Technology F, 2.989%, 07/01/2050	21,883	0.0
21,000	Massachusetts Institute of Technology G, 2.294%, 07/01/2051	12,648	0.0
18,000	Mayo Clinic, 3.774%, 11/15/2043	15,035	0.0
18,000	Mayo Clinic 2013, 4.000%, 11/15/2047	14,933	0.0
21,000	Mayo Clinic 2016, 4.128%, 11/15/2052	17,683	0.0
30,000	Mayo Clinic 2021, 3.196%, 11/15/2061	20,093	0.0
30,000	McCormick & Co., Inc., 0.900%, 02/15/2026	27,947	0.0
30,000	McCormick & Co., Inc., 1.850%, 02/15/2031	24,358	0.0
30,000	McCormick & Co., Inc., 2.500%, 04/15/2030	26,018	0.0
44,000	McCormick & Co., Inc., 3.400%, 08/15/2027	41,873	0.0
18,000	McCormick & Co., Inc., 4.200%, 08/15/2047	14,940	0.0
30,000	McCormick & Co., Inc., 4.950%, 04/15/2033	29,291	0.0
588,000	McKesson Corp., 0.900%, 12/03/2025	552,658	0.1
53,000	Mead Johnson Nutrition Co., 4.600%, 06/01/2044	46,087	0.0
59,000	Medtronic Global Holdings SCA, 4.250%, 03/30/2028	57,664	0.0
59,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	56,743	0.0
18,000	Medtronic, Inc., 4.000%, 04/01/2043	15,325	0.0
114,000	Medtronic, Inc., 4.375%, 03/15/2035	107,428	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
107,000	Medtronic, Inc., 4.625%, 03/15/2045	$96,727	0.0
24,000	Memorial Sloan-Kettering Cancer Center, 4.125%, 07/01/2052	19,805	0.0
24,000	Memorial Sloan-Kettering Cancer Center, 5.000%, 07/01/2042	23,105	0.0
33,000	Memorial Sloan-Kettering Cancer Center 2015, 4.200%, 07/01/2055	27,469	0.0
27,000	Memorial Sloan-Kettering Cancer Center 2020, 2.955%, 01/01/2050	18,317	0.0
159,000	Merck & Co., Inc., 1.450%, 06/24/2030	131,586	0.0
500,000	Merck & Co., Inc., 1.700%, 06/10/2027	458,979	0.1
500,000	Merck & Co., Inc., 2.750%, 12/10/2051	312,889	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/2045	196,410	0.0
363,000	Merck & Co., Inc., 4.150%, 05/18/2043	309,627	0.0
195,000	Molson Coors Beverage Co., 5.000%, 05/01/2042	178,530	0.0
460,000	Mondelez International, Inc., 2.750%, 04/13/2030	407,906	0.0
36,000 (1)	Moody’s Corp., 2.000%, 08/19/2031	29,246	0.0
36,000	Moody’s Corp., 2.750%, 08/19/2041	24,928	0.0
30,000	Moody’s Corp., 3.100%, 11/29/2061	18,415	0.0
30,000	Moody’s Corp., 3.250%, 01/15/2028	28,384	0.0
18,000	Moody’s Corp., 3.250%, 05/20/2050	12,327	0.0
30,000	Moody’s Corp., 3.750%, 02/25/2052	22,664	0.0
24,000	Moody’s Corp., 4.250%, 02/01/2029	23,356	0.0
30,000	Moody’s Corp., 4.250%, 08/08/2032	28,192	0.0
24,000	Moody’s Corp., 4.875%, 12/17/2048	21,419	0.0
36,000	Moody’s Corp., 5.250%, 07/15/2044	34,606	0.0
44,000	Mylan, Inc., 4.550%, 04/15/2028	42,398	0.0
44,000	Mylan, Inc., 5.200%, 04/15/2048	35,722	0.0
30,000	Mylan, Inc., 5.400%, 11/29/2043	25,937	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	New York and Presbyterian Hospital, 2.256%, 08/01/2040	$12,189	0.0
18,000 (1)	New York and Presbyterian Hospital, 2.606%, 08/01/2060	10,248	0.0
44,000	New York and Presbyterian Hospital, 4.024%, 08/01/2045	37,052	0.0
21,000	New York and Presbyterian Hospital, 4.063%, 08/01/2056	17,049	0.0
30,000	New York and Presbyterian Hospital 2019, 3.954%, 08/01/2119	21,571	0.0
26,000	Northwell Healthcare, Inc., 3.809%, 11/01/2049	19,329	0.0
30,000	Northwell Healthcare, Inc., 3.979%, 11/01/2046	23,387	0.0
50,000	Northwell Healthcare, Inc., 4.260%, 11/01/2047	40,549	0.0
32,000	Northwestern University, 4.643%, 12/01/2044	30,318	0.0
18,000	Northwestern University 2017, 3.662%, 12/01/2057	13,494	0.0
18,000	Northwestern University 2020, 2.640%, 12/01/2050	11,569	0.0
24,000	Novant Health, Inc., 2.637%, 11/01/2036	18,172	0.0
41,000	Novant Health, Inc., 3.168%, 11/01/2051	27,458	0.0
24,000	Novant Health, Inc., 3.318%, 11/01/2061	15,911	0.0
264,000	Novartis Capital Corp., 2.200%, 08/14/2030	228,758	0.0
219,000	Novartis Capital Corp., 2.750%, 08/14/2050	142,386	0.0
175,000	Novartis Capital Corp., 3.100%, 05/17/2027	167,135	0.0
32,000	NYU Langone Hospitals, 4.368%, 07/01/2047	28,140	0.0
18,000	NYU Langone Hospitals, 4.784%, 07/01/2044	16,701	0.0
21,000	NYU Langone Hospitals 13-A, 5.750%, 07/01/2043	21,910	0.0
33,000	NYU Langone Hospitals 2020, 3.380%, 07/01/2055	22,951	0.0
588,000	PayPal Holdings, Inc., 1.650%, 06/01/2025	567,527	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
588,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	$507,177	0.1
27,000	Pepsico Singapore Financing I Pte Ltd., 4.550%, 02/16/2029	26,700	0.0
33,000	Pepsico Singapore Financing I Pte Ltd., 4.650%, 02/16/2027	32,755	0.0
27,000	Pepsico Singapore Financing I Pte Ltd., 4.700%, 02/16/2034	26,337	0.0
1,469,000	PepsiCo, Inc., 1.625%, 05/01/2030	1,229,875	0.1
59,000	PepsiCo, Inc., 2.750%, 10/21/2051	37,500	0.0
59,000	PepsiCo, Inc., 2.875%, 10/15/2049	39,203	0.0
10,000	PepsiCo, Inc., 3.375%, 07/29/2049	7,265	0.0
52,000	PepsiCo, Inc., 3.450%, 10/06/2046	39,208	0.0
53,000	PepsiCo, Inc., 3.625%, 03/19/2050	40,345	0.0
30,000	PepsiCo, Inc., 3.875%, 03/19/2060	23,508	0.0
32,000	PepsiCo, Inc., 4.000%, 05/02/2047	26,063	0.0
30,000	PepsiCo, Inc., 4.200%, 07/18/2052	25,052	0.0
588,000	Pfizer, Inc., 3.450%, 03/15/2029	556,424	0.1
588,000	Pfizer, Inc., 3.900%, 03/15/2039	502,976	0.1
500,000	Pfizer, Inc., 4.000%, 12/15/2036	449,016	0.1
588,000	Pfizer, Inc., 4.100%, 09/15/2038	518,124	0.1
271,000	Pfizer, Inc., 4.125%, 12/15/2046	224,495	0.0
588,000	Pfizer, Inc., 4.300%, 06/15/2043	508,222	0.1
30,000	Philip Morris International, Inc., 3.125%, 03/02/2028	28,012	0.0
34,000	Philip Morris International, Inc., 3.875%, 08/21/2042	26,487	0.0
1,486,000	Philip Morris International, Inc., 5.375%, 02/15/2033	1,476,291	0.1
53,000	Pilgrim’s Pride Corp., 3.500%, 03/01/2032	45,106	0.0
59,000	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	53,735	0.0
59,000	Pilgrim’s Pride Corp., 6.250%, 07/01/2033	60,174	0.0
30,000	Pilgrim’s Pride Corp., 6.875%, 05/15/2034	31,966	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	President and Fellows of Harvard College, 2.517%, 10/15/2050	$19,056	0.0
30,000	President and Fellows of Harvard College, 3.150%, 07/15/2046	22,172	0.0
30,000	President and Fellows of Harvard College, 3.300%, 07/15/2056	21,638	0.0
30,000	President and Fellows of Harvard College, 3.745%, 11/15/2052	24,191	0.0
44,000	President and Fellows of Harvard College, 4.609%, 02/15/2035	43,079	0.0
18,000	President and Fellows of Harvard College, 4.875%, 10/15/2040	17,556	0.0
441,000	Procter & Gamble Co., 1.000%, 04/23/2026	412,042	0.0
441,000	Procter & Gamble Co., 1.950%, 04/23/2031	375,092	0.0
441,000	Procter & Gamble Co., 2.800%, 03/25/2027	419,429	0.0
35,000	Providence St Joseph Health Obligated Group, 5.403%, 10/01/2033	34,774	0.0
38,000	Providence St Joseph Health Obligated Group 19A, 2.532%, 10/01/2029	33,356	0.0
46,000	Providence St Joseph Health Obligated Group 21A, 2.700%, 10/01/2051	27,274	0.0
21,000	Providence St Joseph Health Obligated Group A, 3.930%, 10/01/2048	16,319	0.0
18,000	Providence St Joseph Health Obligated Group H, 2.746%, 10/01/2026	16,954	0.0
24,000	Providence St Joseph Health Obligated Group I, 3.744%, 10/01/2047	18,228	0.0
209,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	178,998	0.0
74,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	60,971	0.0
44,000	Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	26,992	0.0
30,000	Revvity, Inc., 1.900%, 09/15/2028	26,254	0.0
30,000	Revvity, Inc., 2.250%, 09/15/2031	24,561	0.0
24,000	Revvity, Inc., 2.550%, 03/15/2031	20,105	0.0
50,000	Revvity, Inc., 3.300%, 09/15/2029	45,522	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
24,000	Revvity, Inc., 3.625%, 03/15/2051	$16,673	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/2035	488,569	0.1
734,000	Reynolds American, Inc., 6.150%, 09/15/2043	707,469	0.1
603,000	Royalty Pharma PLC, 1.200%, 09/02/2025	572,850	0.1
55,000	Royalty Pharma PLC, 3.300%, 09/02/2040	39,785	0.0
41,000	Royalty Pharma PLC, 3.350%, 09/02/2051	26,278	0.0
59,000	Royalty Pharma PLC, 3.550%, 09/02/2050	39,641	0.0
36,000	S&P Global, Inc., 1.250%, 08/15/2030	29,109	0.0
41,000	S&P Global, Inc., 2.300%, 08/15/2060	20,860	0.0
73,000	S&P Global, Inc., 2.450%, 03/01/2027	68,273	0.0
30,000 (1)	S&P Global, Inc., 2.500%, 12/01/2029	26,592	0.0
73,000	S&P Global, Inc., 2.700%, 03/01/2029	66,198	0.0
88,000	S&P Global, Inc., 2.900%, 03/01/2032	76,079	0.0
30,000	S&P Global, Inc., 2.950%, 01/22/2027	28,475	0.0
36,000	S&P Global, Inc., 3.250%, 12/01/2049	25,379	0.0
58,000	S&P Global, Inc., 3.700%, 03/01/2052	43,761	0.0
30,000	S&P Global, Inc., 3.900%, 03/01/2062	22,370	0.0
55,000	S&P Global, Inc., 4.250%, 05/01/2029	53,410	0.0
41,000	S&P Global, Inc., 4.750%, 08/01/2028	40,720	0.0
44,000 (4)	S&P Global, Inc., 5.250%, 09/15/2033	44,436	0.0
59,000	Sanofi, 3.625%, 06/19/2028	56,515	0.0
311,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	298,315	0.0
89,000 (4)	Solventum Corp., 5.400%, 03/01/2029	88,747	0.0
59,000 (4)	Solventum Corp., 5.450%, 02/25/2027	58,955	0.0
59,000 (4)	Solventum Corp., 5.450%, 03/13/2031	58,275	0.0
98,000 (4)	Solventum Corp., 5.600%, 03/23/2034	96,294	0.0
74,000 (4)	Solventum Corp., 5.900%, 04/30/2054	70,784	0.0
30,000 (4)	Solventum Corp., 6.000%, 05/15/2064	28,496	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
38,000	Stryker Corp., 2.900%, 06/15/2050	$25,004	0.0
500,000	Stryker Corp., 3.500%, 03/15/2026	485,480	0.1
24,000	Stryker Corp., 4.100%, 04/01/2043	19,804	0.0
13,000	Stryker Corp., 4.375%, 05/15/2044	11,231	0.0
59,000	Stryker Corp., 4.625%, 03/15/2046	51,953	0.0
22,000	Sutter Health, 5.164%, 08/15/2033	22,071	0.0
22,000	Sutter Health, 5.547%, 08/15/2053	22,541	0.0
20,000	Sutter Health 2018, 3.695%, 08/15/2028	18,995	0.0
20,000	Sutter Health 2018, 4.091%, 08/15/2048	16,563	0.0
18,000	Sutter Health 20A, 1.321%, 08/15/2025	17,187	0.0
41,000	Sutter Health 20A, 2.294%, 08/15/2030	35,162	0.0
24,000	Sutter Health 20A, 3.161%, 08/15/2040	18,214	0.0
35,000	Sutter Health 20A, 3.361%, 08/15/2050	25,060	0.0
302,000	Sysco Corp., 6.600%, 04/01/2050	336,497	0.0
41,000	Thermo Fisher Scientific, Inc., 1.750%, 10/15/2028	36,188	0.0
71,000	Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	58,096	0.0
53,000	Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	47,436	0.0
71,000	Thermo Fisher Scientific, Inc., 2.800%, 10/15/2041	50,491	0.0
44,000	Thermo Fisher Scientific, Inc., 4.100%, 08/15/2047	36,260	0.0
36,000	Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	35,856	0.0
36,000	Thermo Fisher Scientific, Inc., 4.950%, 11/21/2032	35,698	0.0
36,000	Thermo Fisher Scientific, Inc., 4.953%, 08/10/2026	35,917	0.0
44,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	44,074	0.0
59,000	Thermo Fisher Scientific, Inc., 5.000%, 12/05/2026	58,942	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
59,000	Thermo Fisher Scientific, Inc., 5.000%, 01/31/2029	$59,148	0.0
59,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	58,871	0.0
30,000	Thermo Fisher Scientific, Inc., 5.200%, 01/31/2034	30,199	0.0
24,000	Thermo Fisher Scientific, Inc., 5.300%, 02/01/2044	23,428	0.0
36,000	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	36,000	0.0
18,000	Trustees of Princeton University, 4.201%, 03/01/2052	15,833	0.0
30,000	Trustees of Princeton University, 5.700%, 03/01/2039	32,328	0.0
30,000	Trustees of Princeton University 2020, 2.516%, 07/01/2050	19,351	0.0
441,000	Tyson Foods, Inc., 3.550%, 06/02/2027	421,668	0.0
44,000	Tyson Foods, Inc., 4.550%, 06/02/2047	35,372	0.0
30,000	Tyson Foods, Inc., 4.875%, 08/15/2034	28,276	0.0
78,000	Tyson Foods, Inc., 5.100%, 09/28/2048	68,108	0.0
30,000	Tyson Foods, Inc., 5.150%, 08/15/2044	26,370	0.0
588,000	Unilever Capital Corp., 3.500%, 03/22/2028	561,011	0.1
588,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	499,908	0.1
588,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	422,761	0.0
500,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	324,561	0.0
285,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	268,027	0.0
59,000	UnitedHealth Group, Inc., 3.100%, 03/15/2026	57,092	0.0
500,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	315,532	0.0
588,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	565,405	0.1
588,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	489,710	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	$239,488	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	226,698	0.0
24,000	University of Chicago, 4.003%, 10/01/2053	19,770	0.0
20,000	University of Chicago 20B, 2.761%, 04/01/2045	15,215	0.0
18,000	University of Chicago C, 2.547%, 04/01/2050	11,719	0.0
18,000	University of Southern California, 2.805%, 10/01/2050	11,906	0.0
43,000	University of Southern California, 3.028%, 10/01/2039	34,335	0.0
30,000	University of Southern California, 4.976%, 10/01/2053	29,130	0.0
18,000	University of Southern California, 5.250%, 10/01/2111	17,609	0.0
24,000	University of Southern California 2017, 3.841%, 10/01/2047	19,755	0.0
24,000	University of Southern California 21A, 2.945%, 10/01/2051	16,123	0.0
19,000	University of Southern California A, 3.226%, 10/01/2120	11,402	0.0
133,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	129,012	0.0
59,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	48,579	0.0
54,000	Verisk Analytics, Inc., 4.000%, 06/15/2025	53,126	0.0
44,000	Viatris, Inc., 1.650%, 06/22/2025	42,298	0.0
44,000	Viatris, Inc., 2.300%, 06/22/2027	40,183	0.0
86,000	Viatris, Inc., 2.700%, 06/22/2030	73,029	0.0
89,000	Viatris, Inc., 3.850%, 06/22/2040	65,039	0.0
118,000	Viatris, Inc., 4.000%, 06/22/2050	79,469	0.0
30,000	Washington University, 4.349%, 04/15/2122	24,238	0.0
30,000	Washington University 2022, 3.524%, 04/15/2054	22,748	0.0
631,000	Zimmer Biomet Holdings, Inc., 3.550%, 04/01/2025	620,648	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
292,000	Zoetis, Inc., 2.000%, 05/15/2030	$246,037	0.0
103,000	Zoetis, Inc., 3.000%, 05/15/2050	67,333	0.0
44,000	Zoetis, Inc., 4.500%, 11/13/2025	43,485	0.0
		67,365,059	4.3

	Energy: 1.8%
31,000 (1)	Apache Corp., 4.250%, 01/15/2030	28,945	0.0
19,000	Apache Corp., 4.375%, 10/15/2028	18,015	0.0
25,000	Apache Corp., 4.750%, 04/15/2043	20,020	0.0
79,000	Apache Corp., 5.100%, 09/01/2040	67,471	0.0
24,000	Apache Corp., 5.250%, 02/01/2042	20,748	0.0
23,000	Apache Corp., 5.350%, 07/01/2049	19,273	0.0
26,000	Apache Corp., 6.000%, 01/15/2037	25,818	0.0
588,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	535,534	0.1
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/2024	249,080	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	502,779	0.1
89,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	54,745	0.0
104,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	66,075	0.0
74,000	BP Capital Markets America, Inc., 3.001%, 03/17/2052	47,546	0.0
500,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	475,233	0.1
250,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	240,701	0.0
500,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	328,573	0.0
588,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	564,233	0.1
36,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	34,680	0.0
30,000	Canadian Natural Resources Ltd., 2.950%, 07/15/2030	26,330	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
74,000	Canadian Natural Resources Ltd., 3.850%, 06/01/2027	$71,197	0.0
21,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	20,848	0.0
65,000	Canadian Natural Resources Ltd., 6.250%, 03/15/2038	66,735	0.0
21,000	Canadian Natural Resources Ltd., 6.450%, 06/30/2033	22,098	0.0
27,000	Canadian Natural Resources Ltd., 6.500%, 02/15/2037	28,069	0.0
24,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	25,525	0.0
24,000	Canadian Natural Resources Ltd., 7.200%, 01/15/2032	26,377	0.0
44,000	Canadian Natural Resources Ltd., GMTN, 4.950%, 06/01/2047	38,344	0.0
204,000	Cenovus Energy, Inc., 6.750%, 11/15/2039	220,320	0.0
292,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	278,354	0.0
89,000	Cheniere Energy, Inc., 4.625%, 10/15/2028	86,438	0.0
89,000 (4)	Cheniere Energy, Inc., 5.650%, 04/15/2034	89,126	0.0
148,000	Chevron Corp., 1.554%, 05/11/2025	143,300	0.0
59,000	Chevron Corp., 1.995%, 05/11/2027	54,533	0.0
89,000	Chevron Corp., 2.236%, 05/11/2030	77,068	0.0
133,000	Chevron Corp., 2.954%, 05/16/2026	128,014	0.0
59,000	Chevron Corp., 3.078%, 05/11/2050	40,304	0.0
44,000	Chevron Corp., 3.326%, 11/17/2025	43,008	0.0
44,000	Chevron USA, Inc., 0.687%, 08/12/2025	41,923	0.0
44,000	Chevron USA, Inc., 1.018%, 08/12/2027	39,143	0.0
44,000	Chevron USA, Inc., 2.343%, 08/12/2050	25,496	0.0
30,000	Chevron USA, Inc., 3.250%, 10/15/2029	27,849	0.0
35,000	Chevron USA, Inc., 3.850%, 01/15/2028	33,976	0.0
19,000	Chevron USA, Inc., 5.250%, 11/15/2043	18,866	0.0
23,000	Chevron USA, Inc., 6.000%, 03/01/2041	24,621	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
197,000	ConocoPhillips Co., 4.025%, 03/15/2062	$147,987	0.0
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	116,343	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	424,937	0.1
435,000	DCP Midstream Operating L.P., 5.375%, 07/15/2025	434,148	0.1
34,000	Devon Energy Corp., 4.500%, 01/15/2030	32,732	0.0
44,000	Devon Energy Corp., 4.750%, 05/15/2042	36,875	0.0
44,000	Devon Energy Corp., 5.000%, 06/15/2045	37,535	0.0
22,000	Devon Energy Corp., 5.250%, 10/15/2027	21,945	0.0
74,000	Devon Energy Corp., 5.600%, 07/15/2041	68,893	0.0
29,000	Devon Energy Corp., 5.850%, 12/15/2025	29,085	0.0
19,000	Devon Energy Corp., 5.875%, 06/15/2028	19,066	0.0
40,000	Devon Energy Corp., 7.875%, 09/30/2031	45,229	0.0
22,000	Devon Energy Corp., 7.950%, 04/15/2032	25,235	0.0
47,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	41,331	0.0
46,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	43,971	0.0
60,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	55,357	0.0
44,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	34,130	0.0
38,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	30,391	0.0
50,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	49,802	0.0
50,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	50,025	0.0
77,000	Diamondback Energy, Inc., 5.400%, 04/18/2034	76,262	0.0
89,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	86,340	0.0
59,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	56,995	0.0
65,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	68,019	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
38,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	$39,156	0.0
25,000	Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/2029	22,461	0.0
26,000	Eastern Gas Transmission & Storage, Inc., 4.600%, 12/15/2044	21,944	0.0
20,000	Eastern Gas Transmission & Storage, Inc., 4.800%, 11/01/2043	17,621	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	207,607	0.0
210,000	Enbridge, Inc., 5.700%, 03/08/2033	211,729	0.0
311,000	Energy Transfer L.P., 4.950%, 01/15/2043	267,271	0.0
59,000	Energy Transfer L.P., 6.125%, 12/15/2045	57,895	0.0
104,000	Energy Transfer L.P., 6.250%, 04/15/2049	103,550	0.0
1,063,000	Energy Transfer L.P., 6.500%, 02/01/2042	1,100,198	0.1
25,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	24,587	0.0
29,000	EnLink Midstream Partners L.P., 4.850%, 07/15/2026	28,481	0.0
27,000	EnLink Midstream Partners L.P., 5.050%, 04/01/2045	22,213	0.0
30,000	EnLink Midstream Partners L.P., 5.450%, 06/01/2047	26,050	0.0
21,000	EnLink Midstream Partners L.P., 5.600%, 04/01/2044	18,642	0.0
278,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	184,895	0.0
235,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	229,099	0.0
45,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	44,485	0.0
235,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	228,429	0.0
140,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	120,234	0.0
306,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	275,766	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
488,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	$440,429	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	246,221	0.0
415,000	EQT Corp., 3.900%, 10/01/2027	396,965	0.1
44,000	Equinor ASA, 2.375%, 05/22/2030	38,437	0.0
59,000	Equinor ASA, 3.625%, 09/10/2028	56,364	0.0
415,000	Equinor ASA, 3.950%, 05/15/2043	341,324	0.0
59,000	Exxon Mobil Corp., 2.275%, 08/16/2026	55,811	0.0
74,000	Exxon Mobil Corp., 2.440%, 08/16/2029	66,181	0.0
118,000	Exxon Mobil Corp., 2.610%, 10/15/2030	103,583	0.0
44,000	Exxon Mobil Corp., 2.995%, 08/16/2039	33,440	0.0
148,000	Exxon Mobil Corp., 3.043%, 03/01/2026	143,226	0.0
89,000	Exxon Mobil Corp., 3.095%, 08/16/2049	60,328	0.0
59,000	Exxon Mobil Corp., 3.294%, 03/19/2027	57,033	0.0
163,000	Exxon Mobil Corp., 3.452%, 04/15/2051	117,726	0.0
118,000	Exxon Mobil Corp., 3.482%, 03/19/2030	110,057	0.0
59,000	Exxon Mobil Corp., 3.567%, 03/06/2045	45,095	0.0
148,000	Exxon Mobil Corp., 4.114%, 03/01/2046	122,381	0.0
118,000	Exxon Mobil Corp., 4.227%, 03/19/2040	103,767	0.0
163,000	Exxon Mobil Corp., 4.327%, 03/19/2050	137,367	0.0
59,000	Halliburton Co., 2.920%, 03/01/2030	52,791	0.0
23,000	Halliburton Co., 3.800%, 11/15/2025	22,519	0.0
306,000	Halliburton Co., 4.750%, 08/01/2043	269,339	0.0
59,000	Halliburton Co., 4.850%, 11/15/2035	56,142	0.0
225,000	Hess Corp., 5.600%, 02/15/2041	224,442	0.0
54,000	HF Sinclair Corp., 5.875%, 04/01/2026	54,140	0.0
300,000	Kinder Morgan Energy Partners L.P., MTN, 6.950%, 01/15/2038	325,644	0.0
177,000	Kinder Morgan, Inc., 2.000%, 02/15/2031	145,086	0.0
89,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	87,873	0.0
500,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	437,993	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
250,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	$233,387	0.0
146,000	Marathon Oil Corp., 5.200%, 06/01/2045	134,584	0.0
209,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	178,561	0.0
89,000	MPLX L.P., 1.750%, 03/01/2026	83,677	0.0
89,000	MPLX L.P., 2.650%, 08/15/2030	76,729	0.0
74,000	MPLX L.P., 4.000%, 03/15/2028	70,830	0.0
74,000	MPLX L.P., 4.125%, 03/01/2027	71,881	0.0
43,000	MPLX L.P., 4.250%, 12/01/2027	41,627	0.0
104,000	MPLX L.P., 4.500%, 04/15/2038	90,744	0.0
89,000	MPLX L.P., 4.700%, 04/15/2048	73,288	0.0
44,000	MPLX L.P., 4.800%, 02/15/2029	43,147	0.0
70,000	MPLX L.P., 4.875%, 06/01/2025	69,402	0.0
30,000	MPLX L.P., 4.900%, 04/15/2058	24,689	0.0
59,000	MPLX L.P., 4.950%, 09/01/2032	56,477	0.0
89,000	MPLX L.P., 4.950%, 03/14/2052	75,511	0.0
65,000	MPLX L.P., 5.000%, 03/01/2033	62,133	0.0
59,000	MPLX L.P., 5.200%, 03/01/2047	52,737	0.0
29,000	MPLX L.P., 5.200%, 12/01/2047	25,676	0.0
89,000	MPLX L.P., 5.500%, 02/15/2049	82,185	0.0
30,000	MPLX L.P., 5.650%, 03/01/2053	28,261	0.0
18,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	13,741	0.0
25,000	Occidental Petroleum Corp., 4.400%, 04/15/2046	19,644	0.0
50,000	Occidental Petroleum Corp., 5.550%, 03/15/2026	49,938	0.0
36,000	Occidental Petroleum Corp., 5.875%, 09/01/2025	36,041	0.0
68,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	69,643	0.0
43,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	43,111	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
34,000	Occidental Petroleum Corp., 6.375%, 09/01/2028	$35,107	0.0
101,000	Occidental Petroleum Corp., 6.450%, 09/15/2036	105,558	0.0
66,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	68,895	0.0
86,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	90,244	0.0
51,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	56,297	0.0
29,000	Occidental Petroleum Corp., 7.875%, 09/15/2031	32,542	0.0
19,000	Occidental Petroleum Corp., 7.950%, 06/15/2039	22,028	0.0
29,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	31,097	0.0
59,000	Occidental Petroleum Corp., 8.875%, 07/15/2030	68,002	0.0
588,000	ONEOK Partners L.P., 6.200%, 09/15/2043	592,257	0.1
292,000	ONEOK, Inc., 4.200%, 12/01/2042	231,347	0.0
27,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	26,878	0.0
36,000	Ovintiv, Inc., 5.650%, 05/15/2025	35,963	0.0
41,000	Ovintiv, Inc., 5.650%, 05/15/2028	41,481	0.0
36,000	Ovintiv, Inc., 6.250%, 07/15/2033	37,132	0.0
35,000	Ovintiv, Inc., 6.500%, 08/15/2034	36,636	0.0
25,000	Ovintiv, Inc., 6.500%, 02/01/2038	25,730	0.0
27,000	Ovintiv, Inc., 6.625%, 08/15/2037	28,133	0.0
24,000	Ovintiv, Inc., 7.100%, 07/15/2053	26,353	0.0
21,000	Ovintiv, Inc., 7.200%, 11/01/2031	22,651	0.0
30,000	Ovintiv, Inc., 7.375%, 11/01/2031	32,731	0.0
18,000	Ovintiv, Inc., 8.125%, 09/15/2030	20,347	0.0
173,000	Petroleos Mexicanos, 6.700%, 02/16/2032	145,090	0.0
86,000	Phillips 66, 3.300%, 03/15/2052	56,288	0.0
881,000	Phillips 66, 3.900%, 03/15/2028	844,576	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
250,000	Phillips 66, 4.650%, 11/15/2034	$232,734	0.0
186,000	Pioneer Natural Resources Co., 5.100%, 03/29/2026	185,673	0.0
441,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	435,257	0.1
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	206,020	0.0
80,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	77,209	0.0
118,000	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	113,239	0.0
89,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	88,277	0.0
180,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	179,670	0.0
89,000	Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	89,393	0.0
25,000	Sabine Pass Liquefaction LLC, 5.900%, 09/15/2037	25,600	0.0
147,000	Schlumberger Investment SA, 2.650%, 06/26/2030	129,440	0.0
104,000	Shell International Finance BV, 2.875%, 05/10/2026	100,043	0.0
163,000	Shell International Finance BV, 3.250%, 05/11/2025	160,116	0.0
500,000	Shell International Finance BV, 3.750%, 09/12/2046	386,715	0.0
572,000	Shell International Finance BV, 4.125%, 05/11/2035	524,808	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/2045	213,249	0.0
438,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	358,373	0.0
53,000	Suncor Energy, Inc., 3.750%, 03/04/2051	38,049	0.0
250,000	Suncor Energy, Inc., 6.500%, 06/15/2038	261,981	0.0
44,000	Targa Resources Corp., 4.200%, 02/01/2033	39,584	0.0
44,000	Targa Resources Corp., 4.950%, 04/15/2052	37,522	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
44,000	Targa Resources Corp., 5.200%, 07/01/2027	$43,930	0.0
53,000	Targa Resources Corp., 6.125%, 03/15/2033	54,459	0.0
59,000	Targa Resources Corp., 6.150%, 03/01/2029	60,919	0.0
30,000	Targa Resources Corp., 6.250%, 07/01/2052	30,306	0.0
59,000	Targa Resources Corp., 6.500%, 03/30/2034	62,505	0.0
50,000	Targa Resources Corp., 6.500%, 02/15/2053	52,576	0.0
59,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	53,192	0.0
59,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	56,338	0.0
41,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	40,186	0.0
56,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.500%, 03/01/2030	55,691	0.0
42,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	42,328	0.0
40,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	41,044	0.0
130,000	Teck Resources Ltd., 6.000%, 08/15/2040	128,253	0.0
74,000	TotalEnergies Capital International SA, 2.829%, 01/10/2030	66,378	0.0
47,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	34,278	0.0
148,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	99,869	0.0
47,000	TotalEnergies Capital International SA, 3.386%, 06/29/2060	31,302	0.0
74,000	TotalEnergies Capital International SA, 3.455%, 02/19/2029	69,451	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
59,000	TotalEnergies Capital International SA, 3.461%, 07/12/2049	$42,937	0.0
59,000	TotalEnergies Capital SA, 3.883%, 10/11/2028	56,652	0.0
74,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	74,055	0.0
104,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	102,635	0.0
74,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	73,332	0.0
250,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	234,433	0.0
400,000	TransCanada PipeLines Ltd., 7.625%, 01/15/2039	466,844	0.1
307,000	Valero Energy Corp., 6.625%, 06/15/2037	327,493	0.0
21,000	Western Midstream Operating L.P., 3.950%, 06/01/2025	20,618	0.0
65,000	Western Midstream Operating L.P., 4.050%, 02/01/2030	60,494	0.0
21,000	Western Midstream Operating L.P., 4.500%, 03/01/2028	20,272	0.0
28,000	Western Midstream Operating L.P., 4.650%, 07/01/2026	27,476	0.0
23,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	22,501	0.0
59,000	Western Midstream Operating L.P., 5.250%, 02/01/2050	51,766	0.0
41,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	35,433	0.0
36,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	32,470	0.0
21,000	Western Midstream Operating L.P., 5.500%, 08/15/2048	18,270	0.0
44,000	Western Midstream Operating L.P., 6.150%, 04/01/2033	45,132	0.0
36,000	Western Midstream Operating L.P., 6.350%, 01/15/2029	37,153	0.0
734,000	Williams Cos., Inc., 2.600%, 03/15/2031	620,345	0.1
400,000	Williams Cos., Inc., 4.000%, 09/15/2025	392,446	0.1
59,000	Williams Cos., Inc., 5.100%, 09/15/2045	53,200	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
412,000	Williams Cos., Inc., 5.400%, 03/04/2044	$389,992	0.1
		27,266,894	1.8

	Financial: 9.0%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.450%, 10/29/2026	466,588	0.1
612,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, 10/29/2028	556,381	0.1
470,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	403,976	0.0
24,000	Aflac, Inc., 1.125%, 03/15/2026	22,416	0.0
18,000	Aflac, Inc., 2.875%, 10/15/2026	17,124	0.0
59,000	Aflac, Inc., 3.600%, 04/01/2030	54,859	0.0
24,000	Aflac, Inc., 4.000%, 10/15/2046	18,880	0.0
33,000	Aflac, Inc., 4.750%, 01/15/2049	29,186	0.0
71,000	Air Lease Corp., 1.875%, 08/15/2026	65,861	0.0
30,000	Air Lease Corp., 2.100%, 09/01/2028	26,359	0.0
44,000	Air Lease Corp., 2.200%, 01/15/2027	40,643	0.0
44,000	Air Lease Corp., 3.125%, 12/01/2030	38,467	0.0
30,000	Air Lease Corp., 3.250%, 10/01/2029	27,163	0.0
50,000	Air Lease Corp., 3.375%, 07/01/2025	48,871	0.0
30,000	Air Lease Corp., 3.625%, 04/01/2027	28,314	0.0
30,000	Air Lease Corp., 3.625%, 12/01/2027	28,314	0.0
30,000	Air Lease Corp., 4.625%, 10/01/2028	29,103	0.0
30,000	Air Lease Corp., 5.100%, 03/01/2029	29,693	0.0
41,000	Air Lease Corp., 5.300%, 02/01/2028	40,931	0.0
41,000	Air Lease Corp., 5.850%, 12/15/2027	41,534	0.0
44,000	Air Lease Corp., GMTN, 3.750%, 06/01/2026	42,535	0.0
86,000	Air Lease Corp., MTN, 2.875%, 01/15/2026	82,546	0.0
44,000	Air Lease Corp., MTN, 2.875%, 01/15/2032	36,830	0.0
38,000	Air Lease Corp., MTN, 3.000%, 02/01/2030	33,678	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
42,000	Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	$31,615	0.0
588,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	460,416	0.1
50,000	Alexandria Real Estate Equities, Inc., 3.000%, 05/18/2051	30,147	0.0
59,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	39,591	0.0
23,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	20,248	0.0
30,000	Alleghany Corp., 3.625%, 05/15/2030	27,904	0.0
18,000	Alleghany Corp., 4.900%, 09/15/2044	16,788	0.0
588,000	Allstate Corp., 3.280%, 12/15/2026	562,833	0.1
30,000	Allstate Corp., 3.850%, 08/10/2049	22,669	0.0
41,000	Allstate Corp., 4.200%, 12/15/2046	33,157	0.0
30,000	Allstate Corp., 4.500%, 06/15/2043	25,685	0.0
11,000 (3)	Allstate Corp., 6.500%, 05/15/2067	11,074	0.0
281,000	Ally Financial, Inc., 8.000%, 11/01/2031	310,282	0.0
70,000	American Express Co., 1.650%, 11/04/2026	64,419	0.0
110,000	American Express Co., 2.250%, 03/04/2025	107,626	0.0
110,000	American Express Co., 2.550%, 03/04/2027	102,837	0.0
106,000	American Express Co., 3.000%, 10/30/2024	105,076	0.0
55,000	American Express Co., 3.125%, 05/20/2026	52,934	0.0
103,000	American Express Co., 3.300%, 05/03/2027	98,019	0.0
40,000	American Express Co., 3.625%, 12/05/2024	39,685	0.0
140,000	American Express Co., 3.950%, 08/01/2025	137,737	0.0
65,000	American Express Co., 4.050%, 05/03/2029	62,752	0.0
135,000	American Express Co., 4.050%, 12/03/2042	112,769	0.0
45,000	American Express Co., 4.200%, 11/06/2025	44,353	0.0
80,000 (3)	American Express Co., 4.420%, 08/03/2033	75,508	0.0
75,000	American Express Co., 4.900%, 02/13/2026	74,547	0.0
45,000 (3)	American Express Co., 4.989%, 05/26/2033	43,370	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
80,000 (3)	American Express Co., 4.990%, 05/01/2026	$79,553	0.0
80,000 (3)	American Express Co., 5.043%, 05/01/2034	78,271	0.0
95,000 (3)	American Express Co., 5.282%, 07/27/2029	95,208	0.0
75,000 (3)	American Express Co., 5.389%, 07/28/2027	75,108	0.0
69,000 (3)	American Express Co., 5.625%, 07/28/2034	69,124	0.0
95,000	American Express Co., 5.850%, 11/05/2027	97,336	0.0
20,000	American Express Credit Corp., MTN, 3.300%, 05/03/2027	19,223	0.0
115,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	113,130	0.0
20,000	American International Group, Inc., 3.400%, 06/30/2030	18,200	0.0
72,000	American International Group, Inc., 3.875%, 01/15/2035	64,300	0.0
20,000	American International Group, Inc., 4.200%, 04/01/2028	19,345	0.0
59,000	American International Group, Inc., 4.375%, 06/30/2050	48,914	0.0
44,000	American International Group, Inc., 4.500%, 07/16/2044	38,016	0.0
59,000	American International Group, Inc., 4.750%, 04/01/2048	52,055	0.0
44,000	American International Group, Inc., 4.800%, 07/10/2045	39,293	0.0
61,000	American International Group, Inc., 5.125%, 03/27/2033	60,122	0.0
44,000 (3)	American International Group, Inc. A-9, 5.750%, 04/01/2048	43,192	0.0
500,000	American Tower Corp., 1.600%, 04/15/2026	467,010	0.1
500,000	American Tower Corp., 2.700%, 04/15/2031	423,159	0.0
500,000	American Tower Corp., 3.375%, 10/15/2026	477,707	0.1
441,000	American Tower Corp., 3.550%, 07/15/2027	418,596	0.0
100,000	Ameriprise Financial, Inc., 5.150%, 05/15/2033	100,215	0.0
500,000	Aon Corp., 3.750%, 05/02/2029	469,471	0.1
188,000	Aon Global Ltd., 4.450%, 05/24/2043	156,363	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
238,000	Aon Global Ltd., 4.600%, 06/14/2044	$203,398	0.0
93,000	Arch Capital Group Ltd., 3.635%, 06/30/2050	67,052	0.0
1,116,000	Ares Capital Corp., 3.250%, 07/15/2025	1,084,574	0.1
24,000	Arthur J Gallagher & Co., 2.400%, 11/09/2031	19,611	0.0
21,000	Arthur J Gallagher & Co., 3.050%, 03/09/2052	12,882	0.0
50,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	34,515	0.0
30,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	29,778	0.0
21,000	Arthur J Gallagher & Co., 5.500%, 03/02/2033	21,065	0.0
36,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	34,980	0.0
30,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	29,178	0.0
24,000	Arthur J Gallagher & Co., 6.500%, 02/15/2034	25,418	0.0
36,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	39,675	0.0
30,000	Athene Holding Ltd., 3.450%, 05/15/2052	19,211	0.0
30,000	Athene Holding Ltd., 3.500%, 01/15/2031	26,577	0.0
30,000	Athene Holding Ltd., 3.950%, 05/25/2051	21,487	0.0
59,000	Athene Holding Ltd., 4.125%, 01/12/2028	56,940	0.0
36,000	Athene Holding Ltd., 5.875%, 01/15/2034	35,641	0.0
30,000	Athene Holding Ltd., 6.150%, 04/03/2030	31,091	0.0
59,000	Athene Holding Ltd., 6.250%, 04/01/2054	59,089	0.0
24,000	Athene Holding Ltd., 6.650%, 02/01/2033	25,254	0.0
500,000	AvalonBay Communities, Inc., MTN, 2.300%, 03/01/2030	432,798	0.0
400,000	Banco Bilbao Vizcaya Argentaria SA, 5.381%, 03/13/2029	401,456	0.0
200,000	Banco Santander SA, 2.749%, 12/03/2030	166,528	0.0
400,000	Banco Santander SA, 3.800%, 02/23/2028	376,844	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
400,000	Banco Santander SA, 4.250%, 04/11/2027	$387,190	0.0
400,000	Banco Santander SA, 5.179%, 11/19/2025	396,310	0.0
400,000	Banco Santander SA, 6.921%, 08/08/2033	417,899	0.0
385,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	356,935	0.0
250,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	204,735	0.0
220,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	182,426	0.0
200,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	172,980	0.0
470,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	397,389	0.0
135,000 (3)	Bank of America Corp., 2.972%, 07/21/2052	88,107	0.0
235,000 (3)	Bank of America Corp., 3.311%, 04/22/2042	176,940	0.0
135,000 (3)	Bank of America Corp., 3.366%, 01/23/2026	133,157	0.0
401,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	377,185	0.0
135,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	129,343	0.0
85,000 (3)	Bank of America Corp., 3.946%, 01/23/2049	67,141	0.0
135,000 (3)	Bank of America Corp., 4.244%, 04/24/2038	119,319	0.0
150,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	146,444	0.0
270,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	254,728	0.0
200,000 (3)	Bank of America Corp., 5.080%, 01/20/2027	198,855	0.0
235,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	234,686	0.0
333,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	329,702	0.0
34,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	33,978	0.0
190,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	195,527	0.0
100,000 (3)	Bank of America Corp., 5.933%, 09/15/2027	101,099	0.0
135,000 (3)	Bank of America Corp., 6.204%, 11/10/2028	139,073	0.0
168,000	Bank of America Corp., GMTN, 3.500%, 04/19/2026	162,915	0.0
135,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	128,530	0.0
170,000 (3)	Bank of America Corp., MTN, 1.197%, 10/24/2026	160,416	0.0
200,000 (3)	Bank of America Corp., MTN, 1.319%, 06/19/2026	191,671	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
135,000 (3)	Bank of America Corp., MTN, 1.530%, 12/06/2025	$132,494	0.0
170,000 (3)	Bank of America Corp., MTN, 1.922%, 10/24/2031	139,138	0.0
100,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	97,729	0.0
200,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	177,467	0.0
135,000 (3)	Bank of America Corp., MTN, 2.456%, 10/22/2025	133,608	0.0
235,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	203,195	0.0
150,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	140,034	0.0
337,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	235,599	0.0
65,000 (3)	Bank of America Corp., MTN, 2.831%, 10/24/2051	41,147	0.0
135,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	120,191	0.0
250,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	211,650	0.0
118,000 (3)	Bank of America Corp., MTN, 3.093%, 10/01/2025	117,186	0.0
170,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	154,412	0.0
170,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	160,841	0.0
200,000 (3)	Bank of America Corp., MTN, 3.384%, 04/02/2026	196,453	0.0
200,000 (3)	Bank of America Corp., MTN, 3.559%, 04/23/2027	193,468	0.0
169,000 (3)	Bank of America Corp., MTN, 3.824%, 01/20/2028	162,929	0.0
120,000	Bank of America Corp., MTN, 3.875%, 08/01/2025	118,204	0.0
170,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	162,587	0.0
200,000 (3)	Bank of America Corp., MTN, 3.974%, 02/07/2030	189,456	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
170,000	Bank of America Corp., MTN, 4.000%, 01/22/2025	$168,411	0.0
100,000 (3)	Bank of America Corp., MTN, 4.078%, 04/23/2040	85,018	0.0
370,000 (3)	Bank of America Corp., MTN, 4.083%, 03/20/2051	295,714	0.0
133,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	129,736	0.0
200,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	192,751	0.0
185,000 (3)	Bank of America Corp., MTN, 4.330%, 03/15/2050	154,546	0.0
135,000 (3)	Bank of America Corp., MTN, 4.443%, 01/20/2048	115,211	0.0
135,000	Bank of America Corp., MTN, 4.450%, 03/03/2026	132,833	0.0
135,000 (3)	Bank of America Corp., MTN, 4.827%, 07/22/2026	133,729	0.0
35,000	Bank of America Corp., MTN, 4.875%, 04/01/2044	32,292	0.0
200,000 (3)	Bank of America Corp., MTN, 4.948%, 07/22/2028	198,443	0.0
135,000	Bank of America Corp., MTN, 5.000%, 01/21/2044	127,108	0.0
335,000 (1)(3)	Bank of America Corp., MTN, 5.015%, 07/22/2033	327,582	0.0
100,000	Bank of America Corp., MTN, 5.875%, 02/07/2042	104,058	0.0
166,000	Bank of America Corp. L, 3.950%, 04/21/2025	163,652	0.0
135,000	Bank of America Corp. L, 4.183%, 11/25/2027	130,378	0.0
35,000	Bank of America Corp. L, 4.750%, 04/21/2045	31,221	0.0
190,000 (3)	Bank of America Corp. N, 1.658%, 03/11/2027	178,206	0.0
77,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	65,181	0.0
65,000 (3)	Bank of America Corp. N, 3.483%, 03/13/2052	46,697	0.0
588,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	552,754	0.1
362,000	Bank of Montreal, MTN, 1.850%, 05/01/2025	351,216	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
27,000	Bank of New York Mellon Corp., 2.500%, 01/26/2032	$22,592	0.0
30,000	Bank of New York Mellon Corp., MTN, 1.650%, 01/28/2031	24,332	0.0
411,000	Bank of New York Mellon Corp., MTN, 3.000%, 10/30/2028	377,791	0.0
441,000	Bank of New York Mellon Corp., MTN, 3.250%, 05/16/2027	421,145	0.0
500,000 (3)	Bank of New York Mellon Corp., MTN, 3.442%, 02/07/2028	478,522	0.1
53,000 (3)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	52,335	0.0
89,000 (3)	Bank of New York Mellon Corp., MTN, 5.834%, 10/25/2033	92,186	0.0
65,000 (3)	Bank of New York Mellon Corp., MTN, 6.474%, 10/25/2034	70,136	0.0
20,000 (3)	Bank of New York Mellon Corp. J, 4.967%, 04/26/2034	19,520	0.0
56,000	Bank of Nova Scotia, 1.050%, 03/02/2026	52,163	0.0
59,000	Bank of Nova Scotia, 1.300%, 06/11/2025	56,705	0.0
53,000	Bank of Nova Scotia, 1.300%, 09/15/2026	48,609	0.0
44,000	Bank of Nova Scotia, 1.350%, 06/24/2026	40,730	0.0
44,000	Bank of Nova Scotia, 1.950%, 02/02/2027	40,599	0.0
38,000	Bank of Nova Scotia, 2.150%, 08/01/2031	31,149	0.0
50,000	Bank of Nova Scotia, 2.450%, 02/02/2032	41,254	0.0
74,000	Bank of Nova Scotia, 2.700%, 08/03/2026	70,149	0.0
41,000	Bank of Nova Scotia, 2.951%, 03/11/2027	38,688	0.0
74,000	Bank of Nova Scotia, 4.500%, 12/16/2025	72,859	0.0
74,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	66,682	0.0
74,000	Bank of Nova Scotia, 4.750%, 02/02/2026	73,254	0.0
74,000	Bank of Nova Scotia, 4.850%, 02/01/2030	72,844	0.0
44,000	Bank of Nova Scotia, 5.250%, 06/12/2028	44,239	0.0
68,000	Bank of Nova Scotia, 5.350%, 12/07/2026	68,104	0.0
96,000	Bank of Nova Scotia, 5.450%, 06/12/2025	95,831	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
50,000	Bank of Nova Scotia, 5.650%, 02/01/2034	$50,825	0.0
588,000 (3)	Barclays PLC, 2.667%, 03/10/2032	488,331	0.1
441,000 (1)(3)	Barclays PLC, 3.811%, 03/10/2042	340,074	0.0
441,000	Barclays PLC, 4.375%, 01/12/2026	433,766	0.0
588,000	Barclays PLC, 5.200%, 05/12/2026	581,511	0.1
250,000	Barclays PLC, 5.250%, 08/17/2045	235,627	0.0
614,000 (3)	Barclays PLC, 6.496%, 09/13/2027	624,357	0.1
44,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	36,201	0.0
30,000	Berkshire Hathaway Finance Corp., 1.850%, 03/12/2030	25,674	0.0
44,000	Berkshire Hathaway Finance Corp., 2.300%, 03/15/2027	41,259	0.0
44,000	Berkshire Hathaway Finance Corp., 2.500%, 01/15/2051	26,481	0.0
104,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	66,940	0.0
59,000	Berkshire Hathaway Finance Corp., 2.875%, 03/15/2032	51,698	0.0
163,000	Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	126,123	0.0
139,000	Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	116,785	0.0
118,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	100,850	0.0
30,000	Berkshire Hathaway Finance Corp., 4.300%, 05/15/2043	26,273	0.0
43,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	38,998	0.0
44,000	Berkshire Hathaway Finance Corp., 5.750%, 01/15/2040	46,788	0.0
148,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	143,339	0.0
59,000 (1)	Berkshire Hathaway, Inc., 4.500%, 02/11/2043	54,746	0.0
726,000	BlackRock, Inc., 1.900%, 01/28/2031	601,639	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
179,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	$163,758	0.0
765,000	Blackstone Secured Lending Fund, 3.625%, 01/15/2026	734,449	0.1
500,000	Blue Owl Capital Corp., 2.625%, 01/15/2027	457,028	0.1
173,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	169,182	0.0
213,000	Boston Properties L.P., 2.550%, 04/01/2032	166,197	0.0
222,000	Boston Properties L.P., 3.250%, 01/30/2031	187,768	0.0
250,000 (4)	BPCE SA, 3.250%, 01/11/2028	232,730	0.0
219,000 (1)	Brighthouse Financial, Inc., 5.625%, 05/15/2030	219,277	0.0
21,000	Brixmor Operating Partnership L.P., 2.250%, 04/01/2028	18,747	0.0
30,000	Brixmor Operating Partnership L.P., 2.500%, 08/16/2031	24,700	0.0
24,000	Brixmor Operating Partnership L.P., 3.900%, 03/15/2027	23,068	0.0
47,000	Brixmor Operating Partnership L.P., 4.050%, 07/01/2030	43,635	0.0
36,000	Brixmor Operating Partnership L.P., 4.125%, 06/15/2026	35,070	0.0
44,000	Brixmor Operating Partnership L.P., 4.125%, 05/15/2029	41,552	0.0
24,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	23,599	0.0
36,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	24,801	0.0
441,000	Brookfield Finance, Inc., 2.724%, 04/15/2031	373,439	0.0
35,000	Brookfield Finance, Inc., 3.500%, 03/30/2051	24,231	0.0
24,000	Brookfield Finance, Inc., 3.625%, 02/15/2052	16,718	0.0
44,000	Brookfield Finance, Inc., 5.968%, 03/04/2054	43,562	0.0
41,000	Brown & Brown, Inc., 2.375%, 03/15/2031	33,889	0.0
36,000	Brown & Brown, Inc., 4.200%, 03/17/2032	32,886	0.0
21,000	Brown & Brown, Inc., 4.500%, 03/15/2029	20,288	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
36,000	Brown & Brown, Inc., 4.950%, 03/17/2052	$30,666	0.0
44,000	Camden Property Trust, 2.800%, 05/15/2030	39,012	0.0
36,000	Camden Property Trust, 3.150%, 07/01/2029	32,822	0.0
18,000	Camden Property Trust, 3.350%, 11/01/2049	12,618	0.0
24,000	Camden Property Trust, 4.100%, 10/15/2028	23,054	0.0
24,000	Camden Property Trust, 4.900%, 01/15/2034	22,974	0.0
30,000	Camden Property Trust, 5.850%, 11/03/2026	30,440	0.0
30,000	Canadian Imperial Bank of Commerce, 0.950%, 10/23/2025	28,326	0.0
40,000	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	39,473	0.0
45,000	Canadian Imperial Bank of Commerce, 1.250%, 06/22/2026	41,660	0.0
65,000	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	63,762	0.0
85,000	Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	83,547	0.0
65,000	Canadian Imperial Bank of Commerce, 3.450%, 04/07/2027	62,255	0.0
65,000 (1)	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	57,607	0.0
85,000	Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	83,579	0.0
65,000	Canadian Imperial Bank of Commerce, 5.001%, 04/28/2028	64,553	0.0
80,000	Canadian Imperial Bank of Commerce, 5.144%, 04/28/2025	79,765	0.0
30,000	Canadian Imperial Bank of Commerce, 5.615%, 07/17/2026	30,164	0.0
55,000	Canadian Imperial Bank of Commerce, 5.926%, 10/02/2026	55,722	0.0
45,000	Canadian Imperial Bank of Commerce, 5.986%, 10/03/2028	46,259	0.0
70,000	Canadian Imperial Bank of Commerce, 6.092%, 10/03/2033	72,571	0.0
74,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	67,871	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
59,000 (3)	Capital One Financial Corp., 2.359%, 07/29/2032	$46,117	0.0
30,000 (3)	Capital One Financial Corp., 2.618%, 11/02/2032	24,421	0.0
74,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	66,818	0.0
59,000	Capital One Financial Corp., 3.650%, 05/11/2027	56,436	0.0
89,000	Capital One Financial Corp., 3.750%, 07/28/2026	85,929	0.0
80,000	Capital One Financial Corp., 3.750%, 03/09/2027	76,856	0.0
83,000	Capital One Financial Corp., 3.800%, 01/31/2028	78,935	0.0
89,000	Capital One Financial Corp., 4.200%, 10/29/2025	87,204	0.0
92,000 (3)	Capital One Financial Corp., 4.927%, 05/10/2028	90,719	0.0
80,000 (3)	Capital One Financial Corp., 4.985%, 07/24/2026	79,322	0.0
53,000 (3)	Capital One Financial Corp., 5.247%, 07/26/2030	52,086	0.0
65,000 (3)	Capital One Financial Corp., 5.268%, 05/10/2033	62,755	0.0
59,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	58,749	0.0
59,000 (1)(3)	Capital One Financial Corp., 5.700%, 02/01/2030	59,295	0.0
74,000 (3)	Capital One Financial Corp., 5.817%, 02/01/2034	73,280	0.0
59,000 (3)	Capital One Financial Corp., 6.051%, 02/01/2035	59,373	0.0
104,000 (3)	Capital One Financial Corp., 6.312%, 06/08/2029	106,443	0.0
104,000 (3)	Capital One Financial Corp., 6.377%, 06/08/2034	106,764	0.0
44,000 (3)	Capital One Financial Corp., 7.149%, 10/29/2027	45,484	0.0
104,000 (3)	Capital One Financial Corp., 7.624%, 10/30/2031	114,527	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	CBRE Services, Inc., 2.500%, 04/01/2031	$24,982	0.0
36,000	CBRE Services, Inc., 4.875%, 03/01/2026	35,582	0.0
30,000	CBRE Services, Inc., 5.500%, 04/01/2029	30,166	0.0
59,000 (1)	CBRE Services, Inc., 5.950%, 08/15/2034	59,764	0.0
74,000	Charles Schwab Corp., 0.900%, 03/11/2026	68,653	0.0
59,000	Charles Schwab Corp., 1.150%, 05/13/2026	54,587	0.0
44,000	Charles Schwab Corp., 1.650%, 03/11/2031	35,357	0.0
50,000	Charles Schwab Corp., 1.950%, 12/01/2031	40,033	0.0
74,000	Charles Schwab Corp., 2.000%, 03/20/2028	66,445	0.0
44,000	Charles Schwab Corp., 2.300%, 05/13/2031	36,920	0.0
89,000	Charles Schwab Corp., 2.450%, 03/03/2027	83,034	0.0
28,000	Charles Schwab Corp., 2.750%, 10/01/2029	25,193	0.0
59,000 (1)	Charles Schwab Corp., 2.900%, 03/03/2032	50,490	0.0
38,000	Charles Schwab Corp., 3.200%, 03/02/2027	36,179	0.0
41,000	Charles Schwab Corp., 3.200%, 01/25/2028	38,498	0.0
36,000	Charles Schwab Corp., 3.250%, 05/22/2029	33,194	0.0
44,000	Charles Schwab Corp., 3.300%, 04/01/2027	42,004	0.0
21,000	Charles Schwab Corp., 3.450%, 02/13/2026	20,398	0.0
44,000	Charles Schwab Corp., 3.850%, 05/21/2025	43,375	0.0
36,000	Charles Schwab Corp., 4.000%, 02/01/2029	34,576	0.0
30,000	Charles Schwab Corp., 4.625%, 03/22/2030	29,523	0.0
71,000 (3)	Charles Schwab Corp., 5.643%, 05/19/2029	71,958	0.0
77,000 (3)	Charles Schwab Corp., 5.853%, 05/19/2034	78,545	0.0
59,000	Charles Schwab Corp., 5.875%, 08/24/2026	59,695	0.0
80,000 (3)	Charles Schwab Corp., 6.136%, 08/24/2034	83,339	0.0
77,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	80,109	0.0
47,000	Chubb Corp., 6.000%, 05/11/2037	50,125	0.0
365,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	239,775	0.0
381,000 (3)	Citigroup, Inc., 2.014%, 01/25/2026	372,871	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
513,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	$427,698	0.0
718,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	616,535	0.1
435,000	Citigroup, Inc., 3.400%, 05/01/2026	420,384	0.0
513,000 (3)	Citigroup, Inc., 3.878%, 01/24/2039	430,065	0.0
766,000 (3)	Citigroup, Inc., 3.887%, 01/10/2028	739,596	0.1
513,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	484,392	0.1
1,000	Citigroup, Inc., 4.000%, 08/05/2024	998	0.0
766,000	Citigroup, Inc., 4.125%, 07/25/2028	735,561	0.1
435,000	Citigroup, Inc., 4.300%, 11/20/2026	424,443	0.0
435,000	Citigroup, Inc., 4.400%, 06/10/2025	429,169	0.0
300,000	Citigroup, Inc., 4.450%, 09/29/2027	292,496	0.0
435,000	Citigroup, Inc., 4.600%, 03/09/2026	428,259	0.0
102,000	Citigroup, Inc., 4.650%, 07/23/2048	89,055	0.0
406,000	Citigroup, Inc., 5.300%, 05/06/2044	378,731	0.0
316,000	Citigroup, Inc., 8.125%, 07/15/2039	395,272	0.0
336,000	Citizens Financial Group, Inc., 3.250%, 04/30/2030	296,037	0.0
117,000	CME Group, Inc., 5.300%, 09/15/2043	117,051	0.0
300,000	CNA Financial Corp., 4.500%, 03/01/2026	295,521	0.0
250,000	Comerica, Inc., 3.800%, 07/22/2026	237,953	0.0
500,000	Cooperatieve Rabobank UA, 3.750%, 07/21/2026	481,464	0.1
228,000	Cooperatieve Rabobank UA, BKNT, 5.250%, 05/24/2041	225,256	0.0
472,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	422,648	0.0
91,000	Corporate Office Properties L.P., 2.750%, 04/15/2031	75,301	0.0
567,000	Credit Suisse USA, Inc., 7.125%, 07/15/2032	623,987	0.1
500,000	Crown Castle, Inc., 1.050%, 07/15/2026	457,809	0.1
415,000	Crown Castle, Inc., 2.100%, 04/01/2031	336,223	0.0
298,000	Crown Castle, Inc., 2.900%, 04/01/2041	206,445	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
56,000	CubeSmart L.P., 2.250%, 12/15/2028	$49,342	0.0
22,000	Deutsche Bank AG, 4.100%, 01/13/2026	21,621	0.0
366,000 (3)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	338,010	0.0
569,000 (3)	Deutsche Bank AG/ New York NY, 3.547%, 09/18/2031	501,139	0.1
400,000	Deutsche Bank AG/ New York NY, 4.100%, 01/13/2026	391,383	0.0
400,000	Discover Bank, 4.250%, 03/13/2026	390,295	0.0
59,000	Discover Financial Services, 4.100%, 02/09/2027	56,739	0.0
36,000	Discover Financial Services, 4.500%, 01/30/2026	35,302	0.0
44,000	Discover Financial Services, 6.700%, 11/29/2032	45,936	0.0
31,000 (3)	Discover Financial Services, 7.964%, 11/02/2034	34,886	0.0
30,000	DOC DR LLC, 2.625%, 11/01/2031	24,894	0.0
21,000	DOC DR LLC, 3.950%, 01/15/2028	20,092	0.0
24,000	DOC DR LLC, 4.300%, 03/15/2027	23,491	0.0
137,000	EPR Properties, 3.750%, 08/15/2029	122,211	0.0
41,000	Equinix, Inc., 1.000%, 09/15/2025	38,827	0.0
30,000	Equinix, Inc., 1.250%, 07/15/2025	28,674	0.0
41,000	Equinix, Inc., 1.450%, 05/15/2026	38,082	0.0
38,000	Equinix, Inc., 1.550%, 03/15/2028	33,249	0.0
30,000	Equinix, Inc., 1.800%, 07/15/2027	27,118	0.0
24,000	Equinix, Inc., 2.000%, 05/15/2028	21,265	0.0
65,000	Equinix, Inc., 2.150%, 07/15/2030	54,524	0.0
59,000	Equinix, Inc., 2.500%, 05/15/2031	49,452	0.0
36,000	Equinix, Inc., 2.900%, 11/18/2026	34,016	0.0
30,000	Equinix, Inc., 2.950%, 09/15/2051	18,532	0.0
30,000	Equinix, Inc., 3.000%, 07/15/2050	19,005	0.0
71,000	Equinix, Inc., 3.200%, 11/18/2029	63,997	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	Equinix, Inc., 3.400%, 02/15/2052	$20,589	0.0
71,000 (1)	Equinix, Inc., 3.900%, 04/15/2032	64,587	0.0
89,000	Equitable Holdings, Inc., 4.350%, 04/20/2028	86,072	0.0
89,000	Equitable Holdings, Inc., 5.000%, 04/20/2048	79,908	0.0
30,000	Equitable Holdings, Inc., 5.594%, 01/11/2033	30,411	0.0
161,000	ERP Operating L.P., 4.500%, 07/01/2044	136,883	0.0
240,000	Essex Portfolio L.P., 2.650%, 03/15/2032	199,075	0.0
59,000	Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	36,513	0.0
59,000	Everest Reinsurance Holdings, Inc., 3.500%, 10/15/2050	39,737	0.0
24,000	Everest Reinsurance Holdings, Inc., 4.868%, 06/01/2044	21,087	0.0
24,000	Extra Space Storage L.P., 2.200%, 10/15/2030	19,933	0.0
36,000	Extra Space Storage L.P., 2.350%, 03/15/2032	28,696	0.0
36,000	Extra Space Storage L.P., 2.400%, 10/15/2031	29,595	0.0
27,000	Extra Space Storage L.P., 2.550%, 06/01/2031	22,533	0.0
34,000	Extra Space Storage L.P., 3.500%, 07/01/2026	32,719	0.0
26,000	Extra Space Storage L.P., 3.875%, 12/15/2027	24,818	0.0
24,000	Extra Space Storage L.P., 3.900%, 04/01/2029	22,618	0.0
20,000	Extra Space Storage L.P., 4.000%, 06/15/2029	18,765	0.0
36,000	Extra Space Storage L.P., 5.400%, 02/01/2034	35,262	0.0
27,000	Extra Space Storage L.P., 5.500%, 07/01/2030	27,223	0.0
30,000	Extra Space Storage L.P., 5.700%, 04/01/2028	30,352	0.0
36,000	Extra Space Storage L.P., 5.900%, 01/15/2031	36,788	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
285,000	Fairfax Financial Holdings Ltd., 5.625%, 08/16/2032	$281,305	0.0
151,000	Federal Realty OP L.P., 3.500%, 06/01/2030	137,011	0.0
45,000 (3)	Fifth Third Bancorp, 1.707%, 11/01/2027	41,273	0.0
65,000	Fifth Third Bancorp, 2.375%, 01/28/2025	63,745	0.0
65,000	Fifth Third Bancorp, 2.550%, 05/05/2027	60,229	0.0
60,000	Fifth Third Bancorp, 3.950%, 03/14/2028	57,291	0.0
35,000 (3)	Fifth Third Bancorp, 4.055%, 04/25/2028	33,580	0.0
55,000 (3)	Fifth Third Bancorp, 4.337%, 04/25/2033	50,127	0.0
90,000 (3)	Fifth Third Bancorp, 4.772%, 07/28/2030	86,594	0.0
90,000 (3)	Fifth Third Bancorp, 6.361%, 10/27/2028	91,995	0.0
90,000	Fifth Third Bancorp, 8.250%, 03/01/2038	106,503	0.0
50,000	Franklin Resources, Inc., 1.600%, 10/30/2030	40,464	0.0
21,000	Franklin Resources, Inc., 2.950%, 08/12/2051	13,135	0.0
803,000	FS KKR Capital Corp., 3.400%, 01/15/2026	764,265	0.1
347,000	GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/2026	344,429	0.0
828,000 (3)	Goldman Sachs Group, Inc., 1.431%, 03/09/2027	772,911	0.1
400,000 (3)	Goldman Sachs Group, Inc., 2.615%, 04/22/2032	336,464	0.0
473,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	441,264	0.1
129,000 (3)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	95,445	0.0
113,000 (3)	Goldman Sachs Group, Inc., 3.436%, 02/24/2043	85,400	0.0
400,000	Goldman Sachs Group, Inc., 3.500%, 11/16/2026	384,006	0.0
400,000	Goldman Sachs Group, Inc., 3.750%, 05/22/2025	393,602	0.0
400,000	Goldman Sachs Group, Inc., 3.750%, 02/25/2026	389,851	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
400,000 (3)	Goldman Sachs Group, Inc., 3.814%, 04/23/2029	$379,632	0.0
400,000	Goldman Sachs Group, Inc., 3.850%, 01/26/2027	386,633	0.0
2,029,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	2,190,354	0.2
88,000	Golub Capital BDC, Inc., 6.000%, 07/15/2029	86,356	0.0
36,000	Hartford Financial Services Group, Inc., 2.800%, 08/19/2029	31,994	0.0
36,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	22,683	0.0
47,000	Hartford Financial Services Group, Inc., 3.600%, 08/19/2049	34,405	0.0
18,000	Hartford Financial Services Group, Inc., 4.300%, 04/15/2043	15,212	0.0
30,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	24,979	0.0
18,000	Hartford Financial Services Group, Inc., 5.950%, 10/15/2036	18,735	0.0
24,000	Hartford Financial Services Group, Inc., 6.100%, 10/01/2041	24,907	0.0
27,000	Healthpeak OP LLC, 1.350%, 02/01/2027	24,487	0.0
30,000	Healthpeak OP LLC, 2.125%, 12/01/2028	26,501	0.0
36,000	Healthpeak OP LLC, 2.875%, 01/15/2031	31,086	0.0
44,000	Healthpeak OP LLC, 3.000%, 01/15/2030	39,063	0.0
38,000	Healthpeak OP LLC, 3.250%, 07/15/2026	36,405	0.0
38,000	Healthpeak OP LLC, 3.500%, 07/15/2029	35,120	0.0
27,000	Healthpeak OP LLC, 4.000%, 06/01/2025	26,576	0.0
44,000	Healthpeak OP LLC, 5.250%, 12/15/2032	43,222	0.0
18,000	Healthpeak OP LLC, 6.750%, 02/01/2041	19,713	0.0
588,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	581,218	0.1
441,000 (3)	HSBC Holdings PLC, 4.292%, 09/12/2026	433,376	0.0
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026	292,426	0.0
500,000 (3)	HSBC Holdings PLC, 4.583%, 06/19/2029	483,448	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	$484,049	0.1
1,831,000	HSBC Holdings PLC, 6.500%, 09/15/2037	1,899,689	0.1
33,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	25,075	0.0
44,000	Huntington Bancshares, Inc., 2.550%, 02/04/2030	37,627	0.0
44,000 (3)	Huntington Bancshares, Inc., 4.443%, 08/04/2028	42,635	0.0
24,000 (3)	Huntington Bancshares, Inc., 5.023%, 05/17/2033	22,765	0.0
95,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	93,571	0.0
124,000 (3)	Huntington Bancshares, Inc., 6.208%, 08/21/2029	126,637	0.0
895,000	ING Groep NV, 4.550%, 10/02/2028	871,914	0.1
588,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	456,984	0.1
74,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	48,424	0.0
89,000	Intercontinental Exchange, Inc., 3.000%, 09/15/2060	53,622	0.0
355,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	343,308	0.0
48,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	43,824	0.0
59,000	Intercontinental Exchange, Inc., 5.200%, 06/15/2062	54,974	0.0
164,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	149,714	0.0
588,000	Jefferies Financial Group, Inc., 4.150%, 01/23/2030	546,550	0.1
881,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	716,950	0.1
588,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	539,732	0.1
95,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	64,762	0.0
500,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	476,582	0.1
1,175,000 (3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	1,030,201	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
782,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	$585,636	0.1
207,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	145,725	0.0
588,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	556,281	0.1
441,000 (3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	420,997	0.0
588,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	566,575	0.1
441,000 (3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	378,308	0.0
588,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	573,031	0.1
588,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	573,308	0.1
474,000 (3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	460,548	0.1
1,395,000	JPMorgan Chase & Co., 5.500%, 10/15/2040	1,401,672	0.1
500,000	Kemper Corp., 4.350%, 02/15/2025	495,278	0.1
500,000	KeyBank NA/Cleveland OH, BKNT, 3.400%, 05/20/2026	475,086	0.1
105,000 (3)	KeyCorp, 6.401%, 03/06/2035	106,505	0.0
47,000	KeyCorp, MTN, 2.250%, 04/06/2027	42,731	0.0
44,000	KeyCorp, MTN, 2.550%, 10/01/2029	37,311	0.0
44,000	KeyCorp, MTN, 4.100%, 04/30/2028	41,575	0.0
30,000	KeyCorp, MTN, 4.150%, 10/29/2025	29,342	0.0
39,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	35,653	0.0
96,000	Kilroy Realty L.P., 2.500%, 11/15/2032	72,006	0.0
65,000	Kilroy Realty L.P., 4.250%, 08/15/2029	58,937	0.0
24,000	Kilroy Realty L.P., 4.375%, 10/01/2025	23,500	0.0
425,000	Kimco Realty OP LLC, 2.700%, 10/01/2030	367,469	0.0
588,000	Korea Development Bank, 1.000%, 09/09/2026	539,381	0.1
274,000	Korea Development Bank, 1.625%, 01/19/2031	222,677	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 0.750%, 09/30/2030	94,972	0.0
178,000	Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/2026	164,217	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/2029	103,501	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
178,000 (1)	Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	$168,185	0.0
296,000 (1)	Kreditanstalt fuer Wiederaufbau, 3.000%, 05/20/2027	283,109	0.0
237,000	Kreditanstalt fuer Wiederaufbau, 3.750%, 02/15/2028	231,051	0.0
237,000	Kreditanstalt fuer Wiederaufbau, 3.875%, 06/15/2028	231,842	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 4.000%, 03/15/2029	290,494	0.0
237,000 (1)	Kreditanstalt fuer Wiederaufbau, 4.125%, 07/15/2033	230,845	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 4.375%, 03/01/2027	293,936	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/2034	117,138	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 4.625%, 08/07/2026	295,297	0.0
118,000 (5)	Kreditanstalt fuer Wiederaufbau, 4.710%, 06/29/2037	64,841	0.0
118,000 (5)	Kreditanstalt fuer Wiederaufbau, 4.720%, 04/18/2036	68,506	0.0
118,000 (1)	Kreditanstalt fuer Wiederaufbau, 4.750%, 10/29/2030	120,170	0.0
1,763,000	Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	1,426,169	0.1
30,000 (1)	Lincoln National Corp., 3.050%, 01/15/2030	26,690	0.0
30,000 (1)	Lincoln National Corp., 3.400%, 01/15/2031	26,426	0.0
18,000	Lincoln National Corp., 3.400%, 03/01/2032	15,595	0.0
24,000	Lincoln National Corp., 3.625%, 12/12/2026	22,973	0.0
30,000 (1)	Lincoln National Corp., 3.800%, 03/01/2028	28,708	0.0
27,000	Lincoln National Corp., 4.350%, 03/01/2048	20,586	0.0
18,000	Lincoln National Corp., 4.375%, 06/15/2050	13,756	0.0
21,000	Lincoln National Corp., 5.852%, 03/15/2034	20,986	0.0
22,000	Lincoln National Corp., 6.300%, 10/09/2037	22,611	0.0
30,000	Lincoln National Corp., 7.000%, 06/15/2040	32,501	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	$470,612	0.1
256,000	Lloyds Banking Group PLC, 4.550%, 08/16/2028	248,728	0.0
500,000	Lloyds Banking Group PLC, 4.650%, 03/24/2026	491,069	0.1
270,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	246,096	0.0
250,000	Loews Corp., 3.750%, 04/01/2026	243,834	0.0
279,000 (3)	M&T Bank Corp., 7.413%, 10/30/2029	293,642	0.0
128,000 (3)	Manulife Financial Corp., 4.061%, 02/24/2032	122,699	0.0
59,000	Manulife Financial Corp., 4.150%, 03/04/2026	57,765	0.0
31,000	Manulife Financial Corp., 5.375%, 03/04/2046	29,879	0.0
18,000 (1)	Markel Group, Inc., 3.350%, 09/17/2029	16,528	0.0
36,000	Markel Group, Inc., 3.450%, 05/07/2052	24,188	0.0
18,000	Markel Group, Inc., 3.500%, 11/01/2027	17,074	0.0
30,000	Markel Group, Inc., 4.150%, 09/17/2050	23,065	0.0
18,000	Markel Group, Inc., 4.300%, 11/01/2047	14,456	0.0
30,000	Markel Group, Inc., 5.000%, 04/05/2046	26,578	0.0
36,000	Markel Group, Inc., 5.000%, 05/20/2049	31,871	0.0
448,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	381,878	0.0
367,000	Marsh & McLennan Cos., Inc., 2.900%, 12/15/2051	228,479	0.0
320,000	Mastercard, Inc., 2.950%, 03/15/2051	212,249	0.0
420,000	Mastercard, Inc., 3.500%, 02/26/2028	402,594	0.0
200,000	MetLife, Inc., 4.050%, 03/01/2045	160,777	0.0
129,000	MetLife, Inc., 4.125%, 08/13/2042	107,095	0.0
300,000	MetLife, Inc., 4.721%, 12/15/2044	265,193	0.0
59,000	MetLife, Inc., 5.000%, 07/15/2052	53,806	0.0
179,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	143,709	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
360,000	Mitsubishi UFJ Financial Group, Inc., 3.287%, 07/25/2027	$341,579	0.0
360,000	Mitsubishi UFJ Financial Group, Inc., 3.677%, 02/22/2027	347,494	0.0
535,000	Mitsubishi UFJ Financial Group, Inc., 3.741%, 03/07/2029	505,231	0.1
420,000	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	414,694	0.0
465,000	Mitsubishi UFJ Financial Group, Inc., 3.961%, 03/02/2028	447,874	0.1
360,000	Mitsubishi UFJ Financial Group, Inc., 4.050%, 09/11/2028	347,757	0.0
180,000	Mitsubishi UFJ Financial Group, Inc., 4.153%, 03/07/2039	159,764	0.0
180,000	Mitsubishi UFJ Financial Group, Inc., 4.286%, 07/26/2038	163,069	0.0
1,395,000 (3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	1,335,980	0.1
734,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	684,579	0.1
178,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	140,889	0.0
148,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	125,843	0.0
500,000 (3)	Morgan Stanley, 3.217%, 04/22/2042	374,522	0.0
1,028,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	977,810	0.1
441,000	Morgan Stanley, 3.625%, 01/20/2027	425,296	0.0
441,000	Morgan Stanley, 3.950%, 04/23/2027	426,037	0.0
118,000 (3)	Morgan Stanley, 3.971%, 07/22/2038	99,995	0.0
148,000	Morgan Stanley, 4.300%, 01/27/2045	125,534	0.0
588,000	Morgan Stanley, 5.000%, 11/24/2025	584,223	0.1
133,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	132,697	0.0
133,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	133,844	0.0
148,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	147,668	0.0
92,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	94,954	0.0
118,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	123,148	0.0
58,000	Morgan Stanley, 7.250%, 04/01/2032	65,796	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
513,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	$419,252	0.0
588,000 (3)	Morgan Stanley, GMTN, 3.772%, 01/24/2029	559,920	0.1
500,000	Morgan Stanley, GMTN, 3.875%, 01/27/2026	488,983	0.1
441,000	Morgan Stanley, GMTN, 4.000%, 07/23/2025	434,535	0.1
500,000	Morgan Stanley, GMTN, 4.350%, 09/08/2026	489,157	0.1
118,000 (3)	Morgan Stanley, MTN, 2.802%, 01/25/2052	74,385	0.0
358,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	342,338	0.0
133,000	Morgan Stanley, MTN, 4.375%, 01/22/2047	113,897	0.0
1,141,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	1,123,673	0.1
384,000	Nasdaq, Inc., 5.550%, 02/15/2034	384,711	0.0
500,000	National Australia Bank Ltd./New York, 2.500%, 07/12/2026	474,885	0.1
588,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	550,444	0.1
500,000	NatWest Group PLC, 4.800%, 04/05/2026	494,100	0.1
220,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	220,823	0.0
24,000	NNN REIT, Inc., 2.500%, 04/15/2030	20,612	0.0
27,000	NNN REIT, Inc., 3.000%, 04/15/2052	16,839	0.0
18,000	NNN REIT, Inc., 3.100%, 04/15/2050	11,499	0.0
24,000	NNN REIT, Inc., 3.500%, 10/15/2027	22,774	0.0
27,000	NNN REIT, Inc., 3.500%, 04/15/2051	18,745	0.0
21,000	NNN REIT, Inc., 3.600%, 12/15/2026	20,161	0.0
24,000	NNN REIT, Inc., 4.000%, 11/15/2025	23,512	0.0
24,000	NNN REIT, Inc., 4.300%, 10/15/2028	23,142	0.0
18,000	NNN REIT, Inc., 4.800%, 10/15/2048	15,301	0.0
30,000	NNN REIT, Inc., 5.600%, 10/15/2033	29,868	0.0
200,000	Nomura Holdings, Inc., 1.653%, 07/14/2026	184,920	0.0
351,000	Nomura Holdings, Inc., 2.679%, 07/16/2030	298,820	0.0
346,000	Nomura Holdings, Inc., 5.842%, 01/18/2028	350,986	0.0
59,000	Northern Trust Corp., 1.950%, 05/01/2030	50,122	0.0
30,000	Northern Trust Corp., 3.150%, 05/03/2029	27,726	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
21,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	$19,846	0.0
30,000	Northern Trust Corp., 3.650%, 08/03/2028	28,673	0.0
44,000	Northern Trust Corp., 3.950%, 10/30/2025	43,128	0.0
59,000	Northern Trust Corp., 4.000%, 05/10/2027	57,610	0.0
59,000	Northern Trust Corp., 6.125%, 11/02/2032	61,981	0.0
1,763,000	Oesterreichische Kontrollbank AG, GMTN, 0.500%, 02/02/2026	1,644,059	0.1
41,000	Omega Healthcare Investors, Inc., 3.250%, 04/15/2033	33,165	0.0
41,000	Omega Healthcare Investors, Inc., 3.375%, 02/01/2031	35,037	0.0
30,000	Omega Healthcare Investors, Inc., 3.625%, 10/01/2029	26,797	0.0
41,000	Omega Healthcare Investors, Inc., 4.500%, 04/01/2027	39,711	0.0
33,000	Omega Healthcare Investors, Inc., 4.750%, 01/15/2028	31,949	0.0
36,000	Omega Healthcare Investors, Inc., 5.250%, 01/15/2026	35,672	0.0
1,175,000 (4)	Ontario Teachers’ Finance Trust, 1.625%, 09/12/2024	1,165,847	0.1
138,000	ORIX Corp., 2.250%, 03/09/2031	115,468	0.0
441,000	PNC Bank NA, 3.100%, 10/25/2027	412,676	0.0
500,000	PNC Bank NA, 3.250%, 01/22/2028	468,254	0.1
588,000 (3)	PNC Financial Services Group, Inc., 2.307%, 04/23/2032	486,705	0.1
345,000 (3)	PNC Financial Services Group, Inc., 5.582%, 06/12/2029	348,874	0.0
341,000	Principal Financial Group, Inc., 2.125%, 06/15/2030	285,067	0.0
588,000	Private Export Funding Corp. NN, 3.250%, 06/15/2025	576,415	0.1
30,000	Progressive Corp., 2.450%, 01/15/2027	28,142	0.0
30,000	Progressive Corp., 2.500%, 03/15/2027	28,094	0.0
30,000	Progressive Corp., 3.000%, 03/15/2032	26,048	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	Progressive Corp., 3.200%, 03/26/2030	$27,345	0.0
24,000	Progressive Corp., 3.700%, 01/26/2045	18,660	0.0
30,000	Progressive Corp., 3.700%, 03/15/2052	22,441	0.0
30,000	Progressive Corp., 3.950%, 03/26/2050	23,653	0.0
33,000	Progressive Corp., 4.000%, 03/01/2029	31,632	0.0
50,000	Progressive Corp., 4.125%, 04/15/2047	41,174	0.0
36,000	Progressive Corp., 4.200%, 03/15/2048	29,685	0.0
21,000	Progressive Corp., 4.350%, 04/25/2044	18,093	0.0
30,000	Progressive Corp., 4.950%, 06/15/2033	29,705	0.0
24,000	Progressive Corp., 6.250%, 12/01/2032	25,712	0.0
18,000	Progressive Corp., 6.625%, 03/01/2029	19,274	0.0
588,000	Prologis L.P., 1.750%, 07/01/2030	486,594	0.1
30,000	Prologis L.P., 2.125%, 10/15/2050	15,950	0.0
41,000	Prologis L.P., 3.000%, 04/15/2050	26,526	0.0
19,000	Prologis L.P., 3.050%, 03/01/2050	12,414	0.0
441,000	Prologis L.P., 3.250%, 10/01/2026	423,220	0.0
19,000	Prologis L.P., 5.250%, 06/15/2053	17,945	0.0
27,000	Prologis L.P., 5.250%, 03/15/2054	25,540	0.0
47,000 (3)	Prudential Financial, Inc., 3.700%, 10/01/2050	40,960	0.0
53,000	Prudential Financial, Inc., 3.905%, 12/07/2047	40,756	0.0
62,000	Prudential Financial, Inc., 3.935%, 12/07/2049	47,051	0.0
44,000 (3)	Prudential Financial, Inc., 4.500%, 09/15/2047	41,795	0.0
59,000 (3)	Prudential Financial, Inc., 5.125%, 03/01/2052	54,899	0.0
59,000 (3)	Prudential Financial, Inc., 5.375%, 05/15/2045	58,519	0.0
59,000 (3)	Prudential Financial, Inc., 5.700%, 09/15/2048	57,992	0.0
71,000 (3)	Prudential Financial, Inc., 6.000%, 09/01/2052	70,203	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
59,000 (3)	Prudential Financial, Inc., 6.500%, 03/15/2054	$59,707	0.0
30,000 (3)	Prudential Financial, Inc., 6.750%, 03/01/2053	30,748	0.0
30,000	Prudential Financial, Inc., MTN, 1.500%, 03/10/2026	28,226	0.0
30,000	Prudential Financial, Inc., MTN, 2.100%, 03/10/2030	25,690	0.0
30,000	Prudential Financial, Inc., MTN, 3.000%, 03/10/2040	22,221	0.0
89,000	Prudential Financial, Inc., MTN, 3.700%, 03/13/2051	64,608	0.0
23,000	Prudential Financial, Inc., MTN, 3.878%, 03/27/2028	22,099	0.0
59,000	Prudential Financial, Inc., MTN, 4.350%, 02/25/2050	48,111	0.0
24,000	Prudential Financial, Inc., MTN, 4.418%, 03/27/2048	19,925	0.0
44,000	Prudential Financial, Inc., MTN, 4.600%, 05/15/2044	38,394	0.0
44,000	Prudential Financial, Inc., MTN, 5.700%, 12/14/2036	45,076	0.0
22,000	Prudential Financial, Inc., MTN, 6.625%, 12/01/2037	24,493	0.0
21,000	Prudential Financial, Inc., MTN, 6.625%, 06/21/2040	23,151	0.0
22,000	Prudential Financial, Inc., MTNB, 5.750%, 07/15/2033	22,981	0.0
38,000	Public Storage Operating Co., 1.500%, 11/09/2026	35,000	0.0
190,000	Public Storage Operating Co., 1.850%, 05/01/2028	169,090	0.0
250,000	Public Storage Operating Co., 2.300%, 05/01/2031	210,361	0.0
30,000	Public Storage Operating Co., 3.094%, 09/15/2027	28,284	0.0
44,000	Raymond James Financial, Inc., 3.750%, 04/01/2051	32,422	0.0
30,000	Raymond James Financial, Inc., 4.650%, 04/01/2030	29,344	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
47,000	Raymond James Financial, Inc., 4.950%, 07/15/2046	$42,343	0.0
654,000	Realty Income Corp., 3.250%, 01/15/2031	578,827	0.1
249,000	Realty Income Corp., 4.125%, 10/15/2026	242,746	0.0
25,000	Regency Centers L.P., 2.950%, 09/15/2029	22,465	0.0
31,000	Regency Centers L.P., 3.600%, 02/01/2027	29,768	0.0
36,000	Regency Centers L.P., 3.700%, 06/15/2030	33,179	0.0
18,000	Regency Centers L.P., 4.125%, 03/15/2028	17,340	0.0
25,000	Regency Centers L.P., 4.400%, 02/01/2047	20,223	0.0
18,000	Regency Centers L.P., 4.650%, 03/15/2049	14,893	0.0
24,000	Regency Centers L.P., 5.250%, 01/15/2034	23,385	0.0
646,000	Regions Financial Corp., 2.250%, 05/18/2025	626,633	0.1
105,000	Royal Bank of Canada, 1.200%, 04/27/2026	97,580	0.0
90,000	Royal Bank of Canada, 3.375%, 04/14/2025	88,494	0.0
75,000	Royal Bank of Canada, 3.625%, 05/04/2027	71,998	0.0
65,000	Royal Bank of Canada, 3.875%, 05/04/2032	59,570	0.0
30,000	Royal Bank of Canada, FXD, 2.050%, 01/21/2027	27,875	0.0
65,000	Royal Bank of Canada, GMTN, 0.750%, 10/07/2024	64,152	0.0
78,000	Royal Bank of Canada, GMTN, 0.875%, 01/20/2026	72,980	0.0
45,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	41,488	0.0
55,000 (1)	Royal Bank of Canada, GMTN, 1.400%, 11/02/2026	50,399	0.0
65,000	Royal Bank of Canada, GMTN, 1.600%, 01/21/2025	63,573	0.0
95,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024	93,937	0.0
95,000	Royal Bank of Canada, GMTN, 2.300%, 11/03/2031	78,725	0.0
80,000	Royal Bank of Canada, GMTN, 4.240%, 08/03/2027	77,871	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
95,000	Royal Bank of Canada, GMTN, 4.650%, 01/27/2026	$93,715	0.0
65,000	Royal Bank of Canada, GMTN, 4.875%, 01/12/2026	64,546	0.0
45,000	Royal Bank of Canada, GMTN, 4.900%, 01/12/2028	44,667	0.0
100,000	Royal Bank of Canada, GMTN, 4.950%, 04/25/2025	99,541	0.0
105,000	Royal Bank of Canada, GMTN, 5.000%, 02/01/2033	103,549	0.0
55,000 (1)	Royal Bank of Canada, GMTN, 5.000%, 05/02/2033	54,303	0.0
65,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	64,934	0.0
65,000 (1)	Royal Bank of Canada, GMTN, 5.200%, 08/01/2028	65,450	0.0
95,000	Royal Bank of Canada, MTN, 1.150%, 06/10/2025	91,245	0.0
75,000	Royal Bank of Canada, MTN, 5.660%, 10/25/2024	74,983	0.0
85,000	Royal Bank of Canada, MTN, 6.000%, 11/01/2027	87,127	0.0
645,000	Santander Holdings USA, Inc., 4.500%, 07/17/2025	635,833	0.1
397,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	366,468	0.0
603,000	Simon Property Group L.P., 2.650%, 07/15/2030	525,475	0.1
44,000	Simon Property Group L.P., 3.375%, 06/15/2027	41,993	0.0
65,000	Simon Property Group L.P., 3.500%, 09/01/2025	63,630	0.0
276,000	Simon Property Group L.P., 4.250%, 10/01/2044	224,371	0.0
441,000 (3)	State Street Corp., 1.746%, 02/06/2026	430,392	0.0
441,000	State Street Corp., 2.200%, 03/03/2031	370,509	0.0
500,000	State Street Corp., 3.550%, 08/18/2025	490,560	0.1
175,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	145,985	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
133,000	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	$126,008	0.0
175,000	Sumitomo Mitsui Financial Group, Inc., 2.930%, 09/17/2041	127,920	0.0
190,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	180,565	0.0
105,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 09/17/2029	95,347	0.0
155,000	Sumitomo Mitsui Financial Group, Inc., 3.352%, 10/18/2027	146,439	0.0
360,000	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	341,855	0.0
260,000	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	249,153	0.0
155,000	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	146,950	0.0
89,000	Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	86,688	0.0
155,000 (1)	Sumitomo Mitsui Financial Group, Inc., 3.944%, 07/19/2028	148,409	0.0
135,000	Sumitomo Mitsui Financial Group, Inc., 4.306%, 10/16/2028	132,040	0.0
205,000 (1)	Sumitomo Mitsui Financial Group, Inc., 6.184%, 07/13/2043	224,585	0.0
27,000	Sun Communities Operating L.P., 2.300%, 11/01/2028	23,753	0.0
44,000	Sun Communities Operating L.P., 2.700%, 07/15/2031	36,357	0.0
36,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	32,298	0.0
30,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	30,019	0.0
24,000	Sun Communities Operating L.P., 5.700%, 01/15/2033	23,673	0.0
300,000	Synchrony Financial, 4.250%, 08/15/2024	299,291	0.0
250,000	Synchrony Financial, 4.500%, 07/23/2025	245,892	0.0
500,000	Tanger Properties L.P., 3.125%, 09/01/2026	471,542	0.1
30,000	Toronto-Dominion Bank, 1.250%, 12/13/2024	29,406	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
95,000 (3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	$90,472	0.0
105,000	Toronto-Dominion Bank, 3.766%, 06/06/2025	103,327	0.0
95,000	Toronto-Dominion Bank, 4.108%, 06/08/2027	92,226	0.0
125,000 (1)	Toronto-Dominion Bank, 4.456%, 06/08/2032	117,847	0.0
45,000	Toronto-Dominion Bank, 5.103%, 01/09/2026	44,854	0.0
80,000	Toronto-Dominion Bank, 5.156%, 01/10/2028	79,941	0.0
50,000	Toronto-Dominion Bank, FXD, 1.450%, 01/10/2025	48,928	0.0
46,000 (1)	Toronto-Dominion Bank, FXD, 1.950%, 01/12/2027	42,705	0.0
40,000	Toronto-Dominion Bank, GMTN, 2.450%, 01/12/2032	33,008	0.0
65,000	Toronto-Dominion Bank, MTN, 0.750%, 09/11/2025	61,527	0.0
80,000	Toronto-Dominion Bank, MTN, 0.750%, 01/06/2026	74,768	0.0
65,000 (1)	Toronto-Dominion Bank, MTN, 1.150%, 06/12/2025	62,449	0.0
80,000	Toronto-Dominion Bank, MTN, 1.200%, 06/03/2026	74,123	0.0
90,000	Toronto-Dominion Bank, MTN, 1.250%, 09/10/2026	82,554	0.0
55,000 (1)	Toronto-Dominion Bank, MTN, 2.000%, 09/10/2031	44,734	0.0
70,000	Toronto-Dominion Bank, MTN, 2.800%, 03/10/2027	65,760	0.0
95,000	Toronto-Dominion Bank, MTN, 3.200%, 03/10/2032	82,249	0.0
95,000	Toronto-Dominion Bank, MTN, 4.693%, 09/15/2027	93,613	0.0
80,000	Toronto-Dominion Bank, MTN, 5.523%, 07/17/2028	81,018	0.0
115,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	115,431	0.0
21,000	Transatlantic Holdings, Inc., 8.000%, 11/30/2039	26,439	0.0
30,000	Travelers Cos., Inc., 2.550%, 04/27/2050	18,322	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
410,000	Travelers Cos., Inc., 4.000%, 05/30/2047	$330,512	0.0
500,000	Truist Bank, 3.300%, 05/15/2026	479,352	0.1
500,000	Truist Bank, 3.625%, 09/16/2025	487,091	0.1
400,000	Truist Bank, 3.800%, 10/30/2026	384,931	0.0
588,000	Truist Financial Corp., MTN, 1.125%, 08/03/2027	519,236	0.1
500,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	465,183	0.1
441,000	Truist Financial Corp., MTN, 2.850%, 10/26/2024	436,902	0.1
78,000 (3)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	74,740	0.0
106,000 (3)	Truist Financial Corp., MTN, 5.711%, 01/24/2035	105,585	0.0
108,000	UDR, Inc., MTN, 3.200%, 01/15/2030	97,637	0.0
24,000	Unum Group, 4.000%, 06/15/2029	22,639	0.0
36,000	Unum Group, 4.125%, 06/15/2051	26,463	0.0
27,000	Unum Group, 4.500%, 12/15/2049	21,085	0.0
30,000	Unum Group, 5.750%, 08/15/2042	28,887	0.0
1,175,000	US Bancorp, MTN, 1.375%, 07/22/2030	946,963	0.1
500,000 (3)	US Bancorp, MTN, 2.215%, 01/27/2028	462,400	0.1
441,000	US Bancorp X, 3.150%, 04/27/2027	419,520	0.0
250,000	Ventas Realty L.P., 3.500%, 02/01/2025	246,527	0.0
500,000	Ventas Realty L.P., 4.125%, 01/15/2026	488,824	0.1
306,000	VICI Properties L.P., 5.125%, 05/15/2032	291,739	0.0
150,000	Visa, Inc., 2.050%, 04/15/2030	128,860	0.0
150,000	Visa, Inc., 2.700%, 04/15/2040	109,384	0.0
441,000	Visa, Inc., 2.750%, 09/15/2027	414,524	0.0
350,000	Visa, Inc., 4.300%, 12/14/2045	303,806	0.0
21,000	W R Berkley Corp., 3.150%, 09/30/2061	12,497	0.0
24,000	W R Berkley Corp., 3.550%, 03/30/2052	16,693	0.0
28,000	W R Berkley Corp., 4.000%, 05/12/2050	21,531	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
21,000	W R Berkley Corp., 4.750%, 08/01/2044	$18,696	0.0
55,000	Wachovia Corp., 5.500%, 08/01/2035	54,283	0.0
20,000 (3)	Wachovia Corp., 7.574%, 08/01/2026	20,857	0.0
205,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	199,101	0.0
235,000	Wells Fargo & Co., 3.000%, 04/22/2026	225,422	0.0
238,000	Wells Fargo & Co., 3.000%, 10/23/2026	226,132	0.0
237,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	173,889	0.0
135,000	Wells Fargo & Co., 3.900%, 05/01/2045	106,693	0.0
30,000	Wells Fargo & Co., 5.375%, 02/07/2035	29,982	0.0
125,000	Wells Fargo & Co., 5.375%, 11/02/2043	117,314	0.0
162,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	160,212	0.0
163,000	Wells Fargo & Co., 5.606%, 01/15/2044	156,518	0.0
35,000	Wells Fargo & Co., 5.950%, 12/01/2086	34,927	0.0
170,000	Wells Fargo & Co., GMTN, 4.300%, 07/22/2027	165,561	0.0
138,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	120,110	0.0
205,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	200,586	0.0
220,000 (3)	Wells Fargo & Co., MTN, 2.393%, 06/02/2028	202,667	0.0
205,000 (3)	Wells Fargo & Co., MTN, 2.406%, 10/30/2025	202,693	0.0
205,000 (3)	Wells Fargo & Co., MTN, 2.572%, 02/11/2031	177,493	0.0
238,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	211,184	0.0
170,000	Wells Fargo & Co., MTN, 3.000%, 02/19/2025	167,277	0.0
170,000 (3)	Wells Fargo & Co., MTN, 3.196%, 06/17/2027	162,807	0.0
270,000 (3)	Wells Fargo & Co., MTN, 3.350%, 03/02/2033	234,231	0.0
270,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	257,586	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
170,000	Wells Fargo & Co., MTN, 3.550%, 09/29/2025	$166,021	0.0
203,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	193,396	0.0
185,000 (3)	Wells Fargo & Co., MTN, 3.908%, 04/25/2026	182,255	0.0
165,000	Wells Fargo & Co., MTN, 4.100%, 06/03/2026	160,808	0.0
170,000	Wells Fargo & Co., MTN, 4.150%, 01/24/2029	163,496	0.0
135,000	Wells Fargo & Co., MTN, 4.400%, 06/14/2046	108,996	0.0
170,000 (3)	Wells Fargo & Co., MTN, 4.478%, 04/04/2031	162,815	0.0
135,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	133,362	0.0
220,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	188,160	0.0
135,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	114,125	0.0
135,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	114,429	0.0
205,000 (3)	Wells Fargo & Co., MTN, 4.808%, 07/25/2028	202,217	0.0
290,000 (3)	Wells Fargo & Co., MTN, 4.897%, 07/25/2033	279,040	0.0
583,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	531,431	0.1
290,000 (3)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	289,897	0.0
147,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	148,360	0.0
25,000	Wells Fargo & Co., MTN, 6.000%, 10/28/2025	24,937	0.0
20,000	Wells Fargo & Co. B, 7.950%, 11/15/2029	22,195	0.0
393,000	Welltower OP LLC, 2.800%, 06/01/2031	335,602	0.0
120,000	Welltower OP LLC, 4.000%, 06/01/2025	118,091	0.0
500,000	Western Union Co., 1.350%, 03/15/2026	466,371	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
80,000	Westpac Banking Corp., 1.019%, 11/18/2024	$78,633	0.0
90,000	Westpac Banking Corp., 1.150%, 06/03/2026	83,623	0.0
80,000	Westpac Banking Corp., 1.953%, 11/20/2028	70,743	0.0
65,000	Westpac Banking Corp., 2.150%, 06/03/2031	54,386	0.0
80,000	Westpac Banking Corp., 2.350%, 02/19/2025	78,455	0.0
45,000	Westpac Banking Corp., 2.650%, 01/16/2030	40,102	0.0
95,000 (3)	Westpac Banking Corp., 2.668%, 11/15/2035	78,549	0.0
65,000	Westpac Banking Corp., 2.700%, 08/19/2026	61,868	0.0
95,000	Westpac Banking Corp., 2.850%, 05/13/2026	91,121	0.0
95,000 (3)	Westpac Banking Corp., 2.894%, 02/04/2030	93,147	0.0
65,000 (1)	Westpac Banking Corp., 2.963%, 11/16/2040	45,590	0.0
80,000 (3)	Westpac Banking Corp., 3.020%, 11/18/2036	65,667	0.0
65,000	Westpac Banking Corp., 3.133%, 11/18/2041	45,693	0.0
65,000 (1)	Westpac Banking Corp., 3.350%, 03/08/2027	62,391	0.0
65,000 (1)	Westpac Banking Corp., 3.400%, 01/25/2028	61,843	0.0
45,000 (1)	Westpac Banking Corp., 3.735%, 08/26/2025	44,246	0.0
65,000	Westpac Banking Corp., 4.043%, 08/26/2027	63,430	0.0
80,000 (3)	Westpac Banking Corp., 4.110%, 07/24/2034	73,958	0.0
65,000	Westpac Banking Corp., 4.421%, 07/24/2039	57,420	0.0
80,000	Westpac Banking Corp., 5.350%, 10/18/2024	79,924	0.0
65,000 (3)	Westpac Banking Corp., 5.405%, 08/10/2033	63,534	0.0
80,000	Westpac Banking Corp., 5.457%, 11/18/2027	81,246	0.0
96,000 (3)	Westpac Banking Corp., GMTN, 4.322%, 11/23/2031	92,690	0.0
189,000	Weyerhaeuser Co., 7.375%, 03/15/2032	211,380	0.0
363,000	Willis North America, Inc., 5.350%, 05/15/2033	356,162	0.0
795,000	WP Carey, Inc., 4.000%, 02/01/2025	785,613	0.1
		141,791,065	9.0

	Industrial: 1.7%
367,000	3M Co., 2.875%, 10/15/2027	342,832	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
33,000	3M Co., MTN, 3.000%, 08/07/2025	$32,172	0.0
200,000	3M Co., MTN, 3.875%, 06/15/2044	155,252	0.0
68,000	3M Co., MTN, 4.000%, 09/14/2048	54,063	0.0
110,000	Agilent Technologies, Inc., 2.300%, 03/12/2031	91,756	0.0
35,000	Amcor Finance USA, Inc., 3.625%, 04/28/2026	33,807	0.0
29,000	Amcor Finance USA, Inc., 4.500%, 05/15/2028	28,159	0.0
30,000	Amcor Finance USA, Inc., 5.625%, 05/26/2033	30,350	0.0
30,000	Amcor Flexibles North America, Inc., 2.630%, 06/19/2030	25,785	0.0
47,000	Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	39,520	0.0
30,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	29,573	0.0
44,000	Amphenol Corp., 2.200%, 09/15/2031	36,140	0.0
53,000	Amphenol Corp., 2.800%, 02/15/2030	47,198	0.0
30,000	Amphenol Corp., 4.350%, 06/01/2029	29,102	0.0
21,000	Amphenol Corp., 4.750%, 03/30/2026	20,836	0.0
27,000	Amphenol Corp., 5.050%, 04/05/2027	26,985	0.0
27,000	Amphenol Corp., 5.050%, 04/05/2029	27,088	0.0
36,000	Amphenol Corp., 5.250%, 04/05/2034	35,901	0.0
208,000	Berry Global, Inc., 1.570%, 01/15/2026	195,511	0.0
293,000	Boeing Co., 2.196%, 02/04/2026	275,521	0.0
24,000	Boeing Co., 2.250%, 06/15/2026	22,358	0.0
59,000	Boeing Co., 2.700%, 02/01/2027	54,411	0.0
305,000	Boeing Co., 2.800%, 03/01/2027	280,966	0.0
44,000	Boeing Co., 2.950%, 02/01/2030	37,688	0.0
38,000	Boeing Co., 3.100%, 05/01/2026	36,079	0.0
59,000	Boeing Co., 3.200%, 03/01/2029	52,369	0.0
65,000	Boeing Co., 3.250%, 02/01/2028	59,547	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
21,000	Boeing Co., 3.250%, 03/01/2028	$19,158	0.0
44,000	Boeing Co., 3.250%, 02/01/2035	33,616	0.0
21,000	Boeing Co., 3.450%, 11/01/2028	18,988	0.0
24,000	Boeing Co., 3.500%, 03/01/2039	17,107	0.0
21,000	Boeing Co., 3.550%, 03/01/2038	15,214	0.0
350,000	Boeing Co., 3.600%, 05/01/2034	281,734	0.0
83,000	Boeing Co., 3.625%, 02/01/2031	72,679	0.0
611,000	Boeing Co., 3.825%, 03/01/2059	386,160	0.0
59,000	Boeing Co., 3.950%, 08/01/2059	37,629	0.0
358,000	Boeing Co., 5.040%, 05/01/2027	350,227	0.0
266,000	Boeing Co., 5.150%, 05/01/2030	255,515	0.0
413,000	Boeing Co., 5.705%, 05/01/2040	380,988	0.0
27,000	Boeing Co., 5.875%, 02/15/2040	25,357	0.0
207,000	Boeing Co., 5.930%, 05/01/2060	185,196	0.0
24,000	Boeing Co., 6.125%, 02/15/2033	23,919	0.0
18,000	Boeing Co., 6.625%, 02/15/2038	18,472	0.0
30,000	Boeing Co., 6.875%, 03/15/2039	30,901	0.0
186,000	Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	117,626	0.0
40,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	27,850	0.0
500,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	435,346	0.1
400,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	369,308	0.0
156,000	Canadian National Railway Co., 3.850%, 08/05/2032	144,048	0.0
153,000	Canadian National Railway Co., 4.450%, 01/20/2049	134,363	0.0
83,000	Canadian National Railway Co., 6.375%, 11/15/2037	91,029	0.0
359,000	Canadian Pacific Railway Co., 4.800%, 09/15/2035	342,057	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
284,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	$256,734	0.0
53,000	Carrier Global Corp., 2.493%, 02/15/2027	49,639	0.0
44,000	Carrier Global Corp., 2.700%, 02/15/2031	37,846	0.0
118,000	Carrier Global Corp., 2.722%, 02/15/2030	104,288	0.0
89,000	Carrier Global Corp., 3.377%, 04/05/2040	68,906	0.0
118,000	Carrier Global Corp., 3.577%, 04/05/2050	85,926	0.0
59,000	Carrier Global Corp., 5.900%, 03/15/2034	61,606	0.0
59,000	Carrier Global Corp., 6.200%, 03/15/2054	63,225	0.0
200,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	189,592	0.0
500,000	Caterpillar Financial Services Corp., MTN, 1.700%, 01/08/2027	461,909	0.1
200,000 (1)	Caterpillar, Inc., 1.900%, 03/12/2031	168,251	0.0
58,000	Caterpillar, Inc., 2.600%, 04/09/2030	51,520	0.0
47,000	Caterpillar, Inc., 3.250%, 04/09/2050	33,567	0.0
250,000	Caterpillar, Inc., 3.803%, 08/15/2042	202,872	0.0
18,000	CNH Industrial Capital LLC, 4.550%, 04/10/2028	17,610	0.0
30,000	CSX Corp., 3.800%, 04/15/2050	22,933	0.0
246,000	CSX Corp., 4.100%, 03/15/2044	202,403	0.0
588,000	CSX Corp., 4.400%, 03/01/2043	512,388	0.1
41,000	Eaton Corp., 3.103%, 09/15/2027	38,728	0.0
18,000	Eaton Corp., 3.915%, 09/15/2047	14,457	0.0
41,000	Eaton Corp., 4.000%, 11/02/2032	38,222	0.0
77,000	Eaton Corp., 4.150%, 03/15/2033	72,144	0.0
59,000	Eaton Corp., 4.150%, 11/02/2042	50,176	0.0
30,000	Eaton Corp., 4.350%, 05/18/2028	29,430	0.0
41,000	Eaton Corp., 4.700%, 08/23/2052	37,096	0.0
403,000	Emerson Electric Co., 1.950%, 10/15/2030	340,700	0.0
441,000 (1)	FedEx Corp., 2.400%, 05/15/2031	373,656	0.0
250,000	FedEx Corp., 3.250%, 05/15/2041	183,645	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
200,000	FedEx Corp., 3.400%, 02/15/2028	$189,387	0.0
200,000	FedEx Corp., 4.750%, 11/15/2045	172,641	0.0
41,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	37,167	0.0
30,000	Fortune Brands Innovations, Inc., 4.000%, 06/15/2025	29,506	0.0
27,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	24,553	0.0
27,000	Fortune Brands Innovations, Inc., 4.500%, 03/25/2052	21,297	0.0
36,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	36,499	0.0
500,000	GATX Corp., 1.900%, 06/01/2031	400,567	0.0
536,000	GE Capital Funding LLC, 4.550%, 05/15/2032	512,654	0.1
260,000	General Dynamics Corp., 3.600%, 11/15/2042	205,182	0.0
626,000	Honeywell International, Inc., 3.812%, 11/21/2047	491,358	0.1
343,000	Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	323,302	0.0
119,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	99,170	0.0
500,000	Jabil, Inc., 1.700%, 04/15/2026	467,316	0.1
44,000	John Deere Capital Corp., 4.500%, 01/08/2027	43,576	0.0
21,000	John Deere Capital Corp., 5.300%, 09/08/2025	21,034	0.0
33,000	John Deere Capital Corp., FXD, 5.050%, 03/03/2026	33,015	0.0
53,000	John Deere Capital Corp., MTN, 0.700%, 01/15/2026	49,568	0.0
33,000	John Deere Capital Corp., MTN, 1.050%, 06/17/2026	30,585	0.0
24,000	John Deere Capital Corp., MTN, 1.300%, 10/13/2026	22,091	0.0
500,000	John Deere Capital Corp., MTN, 1.500%, 03/06/2028	442,688	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
30,000	John Deere Capital Corp., MTN, 1.700%, 01/11/2027	$27,674	0.0
30,000	John Deere Capital Corp., MTN, 1.750%, 03/09/2027	27,557	0.0
27,000	John Deere Capital Corp., MTN, 2.250%, 09/14/2026	25,426	0.0
30,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	28,062	0.0
30,000	John Deere Capital Corp., MTN, 2.650%, 06/10/2026	28,673	0.0
30,000	John Deere Capital Corp., MTN, 2.800%, 09/08/2027	28,088	0.0
24,000	John Deere Capital Corp., MTN, 3.050%, 01/06/2028	22,674	0.0
59,000	John Deere Capital Corp., MTN, 3.400%, 06/06/2025	57,937	0.0
19,000	John Deere Capital Corp., MTN, 3.400%, 09/11/2025	18,599	0.0
588,000	John Deere Capital Corp., MTN, 3.450%, 03/07/2029	554,426	0.1
44,000	John Deere Capital Corp., MTN, 4.050%, 09/08/2025	43,410	0.0
53,000	John Deere Capital Corp., MTN, 4.150%, 09/15/2027	51,861	0.0
36,000	John Deere Capital Corp., MTN, 4.750%, 06/08/2026	35,789	0.0
65,000	John Deere Capital Corp., MTN, 4.750%, 01/20/2028	64,753	0.0
71,000	John Deere Capital Corp., MTN, 4.800%, 01/09/2026	70,584	0.0
33,000	John Deere Capital Corp., MTN, 4.850%, 03/05/2027	32,889	0.0
305,000	John Deere Capital Corp., MTN, 4.900%, 03/03/2028	305,026	0.0
36,000	John Deere Capital Corp., MTN, 4.950%, 06/06/2025	35,858	0.0
27,000	John Deere Capital Corp., MTN, 4.950%, 03/06/2026	26,961	0.0
206,000	John Deere Capital Corp., MTN, 4.950%, 07/14/2028	206,275	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
33,000	John Deere Capital Corp., MTN, 5.150%, 09/08/2026	$33,057	0.0
373,000 (3)	Johnson Controls International PLC, 3.625%, 07/02/2024	372,977	0.0
250,000	Johnson Controls International PLC, 4.625%, 07/02/2044	216,102	0.0
5,000	Johnson Controls International PLC, 5.125%, 09/14/2045	4,552	0.0
38,000	L3Harris Technologies, Inc., 1.800%, 01/15/2031	30,767	0.0
24,000	L3Harris Technologies, Inc., 2.900%, 12/15/2029	21,419	0.0
32,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	30,934	0.0
54,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	52,464	0.0
50,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	48,577	0.0
24,000	L3Harris Technologies, Inc., 4.854%, 04/27/2035	22,801	0.0
44,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	43,706	0.0
30,000	L3Harris Technologies, Inc., 5.054%, 04/27/2045	27,721	0.0
44,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	43,873	0.0
44,000	L3Harris Technologies, Inc., 5.350%, 06/01/2034	43,707	0.0
74,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	74,321	0.0
89,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	88,756	0.0
30,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	29,779	0.0
18,000	L3Harris Technologies, Inc., 6.150%, 12/15/2040	18,826	0.0
93,000	Lockheed Martin Corp., 2.800%, 06/15/2050	59,331	0.0
500,000	Lockheed Martin Corp., 4.500%, 05/15/2036	469,771	0.1
500,000	Lockheed Martin Corp., 4.700%, 05/15/2046	450,300	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
53,000	Martin Marietta Materials, Inc., 2.400%, 07/15/2031	$43,868	0.0
53,000	Martin Marietta Materials, Inc., 3.200%, 07/15/2051	35,187	0.0
18,000	Martin Marietta Materials, Inc., 3.450%, 06/01/2027	17,230	0.0
30,000 (1)	Martin Marietta Materials, Inc., 3.500%, 12/15/2027	28,537	0.0
36,000	Martin Marietta Materials, Inc., 4.250%, 12/15/2047	29,444	0.0
30,000	Martin Marietta Materials, Inc. CB, 2.500%, 03/15/2030	26,087	0.0
36,000	Masco Corp., 1.500%, 02/15/2028	31,590	0.0
149,000	Masco Corp., 2.000%, 02/15/2031	121,474	0.0
588,000	Norfolk Southern Corp., 3.950%, 10/01/2042	471,954	0.1
375,000	Norfolk Southern Corp., 4.800%, 08/15/2043	326,865	0.0
61,000	Northrop Grumman Corp., 3.850%, 04/15/2045	47,721	0.0
588,000	Northrop Grumman Corp., 4.030%, 10/15/2047	465,115	0.1
119,000	Otis Worldwide Corp., 2.293%, 04/05/2027	110,358	0.0
138,000	Otis Worldwide Corp., 3.112%, 02/15/2040	102,754	0.0
24,000	Owens Corning, 3.400%, 08/15/2026	23,055	0.0
18,000	Owens Corning, 3.875%, 06/01/2030	16,789	0.0
27,000	Owens Corning, 3.950%, 08/15/2029	25,547	0.0
36,000	Owens Corning, 4.300%, 07/15/2047	28,972	0.0
24,000	Owens Corning, 4.400%, 01/30/2048	19,355	0.0
22,000	Owens Corning, 7.000%, 12/01/2036	24,491	0.0
30,000	Packaging Corp. of America, 3.000%, 12/15/2029	26,859	0.0
41,000	Packaging Corp. of America, 3.050%, 10/01/2051	26,788	0.0
30,000	Packaging Corp. of America, 3.400%, 12/15/2027	28,371	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/2024	199,027	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
24,000	Packaging Corp. of America, 4.050%, 12/15/2049	$18,932	0.0
24,000	Packaging Corp. of America, 5.700%, 12/01/2033	24,399	0.0
250,000	Parker-Hannifin Corp., MTN, 4.200%, 11/21/2034	228,454	0.0
588,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	519,550	0.1
500,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	433,398	0.1
500,000	Republic Services, Inc., 2.300%, 03/01/2030	432,661	0.1
27,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	21,803	0.0
27,000	Rockwell Automation, Inc., 2.800%, 08/15/2061	15,506	0.0
25,000	Rockwell Automation, Inc., 3.500%, 03/01/2029	23,635	0.0
34,000	Rockwell Automation, Inc., 4.200%, 03/01/2049	28,454	0.0
65,000	RTX Corp., 3.030%, 03/15/2052	41,478	0.0
408,000	RTX Corp., 4.150%, 05/15/2045	330,686	0.0
104,000	RTX Corp., 4.625%, 11/16/2048	89,343	0.0
250,000	Ryder System, Inc., MTN, 1.750%, 09/01/2026	231,448	0.0
268,000	Ryder System, Inc., MTN, 2.900%, 12/01/2026	253,520	0.0
200,000 (4)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	198,368	0.0
500,000	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	426,393	0.0
27,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	25,264	0.0
41,000	Teledyne Technologies, Inc., 2.250%, 04/01/2028	36,869	0.0
61,000	Teledyne Technologies, Inc., 2.750%, 04/01/2031	52,240	0.0
139,000	Textron, Inc., 2.450%, 03/15/2031	116,536	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
200,000	Trane Technologies Financing Ltd., 4.500%, 03/21/2049	$171,137	0.0
63,000	Tyco Electronics Group SA, 7.125%, 10/01/2037	72,696	0.0
500,000	Union Pacific Corp., 2.750%, 03/01/2026	481,236	0.1
50,000	Union Pacific Corp., 2.950%, 03/10/2052	32,211	0.0
500,000	Union Pacific Corp., 2.973%, 09/16/2062	296,055	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/2035	214,337	0.0
114,000	Union Pacific Corp., 3.799%, 10/01/2051	87,333	0.0
441,000	Union Pacific Corp., 3.799%, 04/06/2071	310,559	0.0
588,000	United Parcel Service, Inc., 3.050%, 11/15/2027	554,624	0.1
30,000	United Parcel Service, Inc., 3.400%, 11/15/2046	22,239	0.0
41,000	United Parcel Service, Inc., 3.400%, 09/01/2049	29,671	0.0
22,000	United Parcel Service, Inc., 3.625%, 10/01/2042	17,354	0.0
68,000	United Parcel Service, Inc., 3.750%, 11/15/2047	52,289	0.0
44,000	United Parcel Service, Inc., 4.250%, 03/15/2049	36,471	0.0
30,000	United Parcel Service, Inc., 4.875%, 11/15/2040	28,084	0.0
65,000	United Parcel Service, Inc., 5.050%, 03/03/2053	60,774	0.0
30,000	United Parcel Service, Inc., 5.200%, 04/01/2040	29,401	0.0
74,000	United Parcel Service, Inc., 5.300%, 04/01/2050	72,101	0.0
21,000	United Parcel Service, Inc., 6.200%, 01/15/2038	22,749	0.0
6,000 (4)	Veralto Corp., 5.350%, 09/18/2028	6,027	0.0
215,000	Vulcan Materials Co., 3.500%, 06/01/2030	195,921	0.0
38,000	Waste Connections, Inc., 2.200%, 01/15/2032	30,986	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
36,000	Waste Connections, Inc., 2.600%, 02/01/2030	$31,725	0.0
50,000	Waste Connections, Inc., 2.950%, 01/15/2052	31,982	0.0
30,000	Waste Connections, Inc., 3.050%, 04/01/2050	19,980	0.0
30,000	Waste Connections, Inc., 3.200%, 06/01/2032	26,085	0.0
30,000	Waste Connections, Inc., 3.500%, 05/01/2029	28,053	0.0
44,000	Waste Connections, Inc., 4.200%, 01/15/2033	40,874	0.0
30,000	Waste Connections, Inc., 4.250%, 12/01/2028	28,982	0.0
44,000	Waste Connections, Inc., 5.000%, 03/01/2034	43,029	0.0
317,000	Waste Management, Inc., 1.150%, 03/15/2028	276,997	0.0
163,000	Waste Management, Inc., 1.500%, 03/15/2031	130,523	0.0
169,000	Waste Management, Inc., 2.500%, 11/15/2050	101,224	0.0
233,000 (1)	WRKCo, Inc., 4.900%, 03/15/2029	231,627	0.0
		26,856,055	1.7

	Technology: 1.9%
500,000	Adobe, Inc., 2.150%, 02/01/2027	466,484	0.1
30,000 (1)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	27,857	0.0
30,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	25,395	0.0
44,000	Analog Devices, Inc., 1.700%, 10/01/2028	38,776	0.0
59,000	Analog Devices, Inc., 2.100%, 10/01/2031	48,859	0.0
44,000	Analog Devices, Inc., 2.800%, 10/01/2041	31,026	0.0
59,000	Analog Devices, Inc., 2.950%, 10/01/2051	38,652	0.0
25,000	Analog Devices, Inc., 3.450%, 06/15/2027	23,989	0.0
53,000	Analog Devices, Inc., 3.500%, 12/05/2026	51,146	0.0
18,000	Analog Devices, Inc., 4.250%, 10/01/2032	17,167	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
33,000	Analog Devices, Inc., 5.050%, 04/01/2034	$32,879	0.0
20,000	Analog Devices, Inc., 5.300%, 12/15/2045	19,381	0.0
33,000	Analog Devices, Inc., 5.300%, 04/01/2054	32,240	0.0
148,000	Apple, Inc., 1.200%, 02/08/2028	130,910	0.0
338,000 (1)	Apple, Inc., 1.650%, 05/11/2030	284,931	0.0
441,000	Apple, Inc., 2.375%, 02/08/2041	304,745	0.0
588,000	Apple, Inc., 2.650%, 05/11/2050	375,576	0.0
750,000	Apple, Inc., 2.650%, 02/08/2051	474,618	0.1
588,000	Apple, Inc., 3.200%, 05/13/2025	578,082	0.1
588,000	Apple, Inc., 3.250%, 02/23/2026	571,818	0.1
588,000	Apple, Inc., 3.350%, 02/09/2027	567,004	0.1
500,000	Apple, Inc., 3.450%, 02/09/2045	387,806	0.0
500,000	Apple, Inc., 4.450%, 05/06/2044	462,584	0.1
44,000	Applied Materials, Inc., 1.750%, 06/01/2030	37,076	0.0
44,000	Applied Materials, Inc., 2.750%, 06/01/2050	28,867	0.0
71,000	Applied Materials, Inc., 3.300%, 04/01/2027	68,201	0.0
41,000	Applied Materials, Inc., 3.900%, 10/01/2025	40,436	0.0
59,000	Applied Materials, Inc., 4.350%, 04/01/2047	51,574	0.0
30,000	Applied Materials, Inc., 5.100%, 10/01/2035	30,459	0.0
36,000	Applied Materials, Inc., 5.850%, 06/15/2041	38,115	0.0
250,000	Autodesk, Inc., 4.375%, 06/15/2025	247,062	0.0
588,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	569,067	0.1
163,000 (4)	Broadcom, Inc., 2.450%, 02/15/2031	137,326	0.0
104,000 (4)	Broadcom, Inc., 2.600%, 02/15/2033	84,324	0.0
192,000 (4)	Broadcom, Inc., 3.137%, 11/15/2035	153,822	0.0
163,000 (4)	Broadcom, Inc., 3.187%, 11/15/2036	129,055	0.0
133,000 (4)	Broadcom, Inc., 3.419%, 04/15/2033	114,711	0.0
178,000 (4)	Broadcom, Inc., 3.500%, 02/15/2041	136,528	0.0
93,000	Broadcom, Inc., 4.300%, 11/15/2032	86,964	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
618,000 (4)	Broadcom, Inc., 4.926%, 05/15/2037	$581,535	0.1
683,000	CDW LLC / CDW Finance Corp., 2.670%, 12/01/2026	639,664	0.1
341,000	Concentrix Corp., 6.650%, 08/02/2026	344,636	0.0
57,000	Dell International LLC / EMC Corp., 3.375%, 12/15/2041	41,726	0.0
44,000	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	29,841	0.0
102,000	Dell International LLC / EMC Corp., 4.900%, 10/01/2026	101,027	0.0
59,000	Dell International LLC / EMC Corp., 5.250%, 02/01/2028	59,413	0.0
103,000	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	103,615	0.0
59,000	Dell International LLC / EMC Corp., 5.400%, 04/15/2034	58,402	0.0
59,000 (1)	Dell International LLC / EMC Corp., 5.750%, 02/01/2033	60,689	0.0
59,000	Dell International LLC / EMC Corp., 5.850%, 07/15/2025	59,159	0.0
147,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	148,593	0.0
30,000	Dell International LLC / EMC Corp., 6.100%, 07/15/2027	30,774	0.0
44,000	Dell International LLC / EMC Corp., 6.200%, 07/15/2030	46,211	0.0
59,000	Dell International LLC / EMC Corp., 8.100%, 07/15/2036	70,406	0.0
38,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	48,108	0.0
23,000	Dell, Inc., 6.500%, 04/15/2038	24,272	0.0
18,000	Dell, Inc., 7.100%, 04/15/2028	19,234	0.0
500,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	466,018	0.1
500,000 (1)	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	440,563	0.1
87,000	Fiserv, Inc., 2.250%, 06/01/2027	80,311	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
989,000	Fiserv, Inc., 2.650%, 06/01/2030	$860,835	0.1
44,000	Hewlett Packard Enterprise Co., 1.750%, 04/01/2026	41,302	0.0
148,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	146,857	0.0
33,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	33,205	0.0
24,000	Hewlett Packard Enterprise Co., 6.102%, 04/01/2026	24,000	0.0
44,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	46,412	0.0
88,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	92,522	0.0
31,000	HP, Inc., 1.450%, 06/17/2026	28,750	0.0
68,000	HP, Inc., 2.200%, 06/17/2025	65,768	0.0
59,000	HP, Inc., 2.650%, 06/17/2031	50,028	0.0
59,000	HP, Inc., 3.000%, 06/17/2027	55,502	0.0
30,000 (1)	HP, Inc., 3.400%, 06/17/2030	27,359	0.0
59,000	HP, Inc., 4.000%, 04/15/2029	56,226	0.0
40,000	HP, Inc., 4.200%, 04/15/2032	37,070	0.0
53,000	HP, Inc., 4.750%, 01/15/2028	52,454	0.0
65,000	HP, Inc., 5.500%, 01/15/2033	65,465	0.0
71,000	HP, Inc., 6.000%, 09/15/2041	72,605	0.0
588,000	Intel Corp., 2.450%, 11/15/2029	517,258	0.1
74,000	Intel Corp., 3.050%, 08/12/2051	46,980	0.0
59,000	Intel Corp., 3.100%, 02/15/2060	35,730	0.0
588,000	Intel Corp., 3.150%, 05/11/2027	559,005	0.1
44,000	Intel Corp., 3.200%, 08/12/2061	27,162	0.0
500,000	Intel Corp., 3.250%, 11/15/2049	335,604	0.0
133,000	Intel Corp., 3.700%, 07/29/2025	130,757	0.0
272,000	Intel Corp., 3.734%, 12/08/2047	200,101	0.0
74,000	Intel Corp., 4.100%, 05/19/2046	59,109	0.0
59,000	Intel Corp., 4.100%, 05/11/2047	46,816	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
133,000	Intel Corp., 4.750%, 03/25/2050	$114,573	0.0
104,000	Intel Corp., 4.875%, 02/10/2028	103,653	0.0
59,000	Intel Corp., 4.950%, 03/25/2060	51,774	0.0
53,000	Intel Corp., 5.050%, 08/05/2062	46,826	0.0
133,000 (1)	Intel Corp., 5.200%, 02/10/2033	132,856	0.0
68,000	Intel Corp., 5.600%, 02/21/2054	65,935	0.0
59,000	Intel Corp., 5.625%, 02/10/2043	58,475	0.0
118,000	Intel Corp., 5.700%, 02/10/2053	116,072	0.0
1,763,000	International Business Machines Corp., 1.950%, 05/15/2030	1,492,210	0.1
588,000	International Business Machines Corp., 2.850%, 05/15/2040	420,031	0.0
588,000	International Business Machines Corp., 3.450%, 02/19/2026	571,724	0.1
201,000	Intuit, Inc., 5.500%, 09/15/2053	202,098	0.0
305,000	KLA Corp., 4.950%, 07/15/2052	283,628	0.0
171,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	157,743	0.0
400,000	Lam Research Corp., 3.800%, 03/15/2025	395,269	0.0
441,000	Lam Research Corp., 4.000%, 03/15/2029	424,382	0.0
59,000	Leidos, Inc., 2.300%, 02/15/2031	48,639	0.0
30,000	Leidos, Inc., 3.625%, 05/15/2025	29,474	0.0
44,000	Leidos, Inc., 4.375%, 05/15/2030	41,614	0.0
44,000	Leidos, Inc., 5.750%, 03/15/2033	44,407	0.0
30,000	Marvell Technology, Inc., 1.650%, 04/15/2026	28,100	0.0
44,000	Marvell Technology, Inc., 2.450%, 04/15/2028	39,722	0.0
44,000	Marvell Technology, Inc., 2.950%, 04/15/2031	37,970	0.0
28,000	Marvell Technology, Inc., 4.875%, 06/22/2028	27,601	0.0
30,000	Marvell Technology, Inc., 5.750%, 02/15/2029	30,644	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
30,000	Marvell Technology, Inc., 5.950%, 09/15/2033	$31,009	0.0
59,000	Micron Technology, Inc., 2.703%, 04/15/2032	48,876	0.0
30,000	Micron Technology, Inc., 3.366%, 11/01/2041	21,967	0.0
30,000	Micron Technology, Inc., 3.477%, 11/01/2051	20,617	0.0
53,000	Micron Technology, Inc., 4.185%, 02/15/2027	51,525	0.0
50,000	Micron Technology, Inc., 4.663%, 02/15/2030	48,476	0.0
30,000	Micron Technology, Inc., 4.975%, 02/06/2026	29,771	0.0
59,000	Micron Technology, Inc., 5.300%, 01/15/2031	58,883	0.0
41,000	Micron Technology, Inc., 5.327%, 02/06/2029	41,208	0.0
36,000	Micron Technology, Inc., 5.375%, 04/15/2028	36,163	0.0
44,000	Micron Technology, Inc., 5.875%, 02/09/2033	44,970	0.0
53,000	Micron Technology, Inc., 5.875%, 09/15/2033	54,263	0.0
74,000	Micron Technology, Inc., 6.750%, 11/01/2029	78,732	0.0
200,000	Microsoft Corp., 2.400%, 08/08/2026	190,331	0.0
500,000	Microsoft Corp., 2.525%, 06/01/2050	315,972	0.0
206,000	Microsoft Corp., 2.675%, 06/01/2060	125,892	0.0
588,000	Microsoft Corp., 2.921%, 03/17/2052	399,494	0.0
413,000	Microsoft Corp., 3.041%, 03/17/2062	273,497	0.0
500,000	Microsoft Corp., 3.125%, 11/03/2025	487,820	0.1
300,000	Microsoft Corp., 3.300%, 02/06/2027	289,461	0.0
250,000	Microsoft Corp., 3.500%, 02/12/2035	226,588	0.0
74,000	NVIDIA Corp., 1.550%, 06/15/2028	65,973	0.0
136,000	NVIDIA Corp., 2.850%, 04/01/2030	123,367	0.0
59,000	NVIDIA Corp., 3.200%, 09/16/2026	57,051	0.0
100,000	NVIDIA Corp., 3.500%, 04/01/2040	82,858	0.0
100,000	NVIDIA Corp., 3.500%, 04/01/2050	76,834	0.0
30,000	NVIDIA Corp., 3.700%, 04/01/2060	22,717	0.0
30,000	NXP BV / NXP Funding LLC, 5.550%, 12/01/2028	30,466	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
59,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	$49,499	0.0
59,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.650%, 02/15/2032	49,136	0.0
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	21,153	0.0
76,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	50,100	0.0
59,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	53,463	0.0
144,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	138,635	0.0
60,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	58,609	0.0
441,000	Oracle Corp., 1.650%, 03/25/2026	413,585	0.0
500,000	Oracle Corp., 2.875%, 03/25/2031	431,923	0.1
441,000	Oracle Corp., 2.950%, 05/15/2025	431,042	0.0
163,000	Oracle Corp., 3.250%, 11/15/2027	153,724	0.0
500,000	Oracle Corp., 3.650%, 03/25/2041	382,891	0.0
400,000	Oracle Corp., 3.850%, 07/15/2036	337,432	0.0
85,000	Oracle Corp., 3.900%, 05/15/2035	73,735	0.0
500,000	Oracle Corp., 3.950%, 03/25/2051	369,968	0.0
441,000	Oracle Corp., 4.125%, 05/15/2045	345,662	0.0
180,000	Oracle Corp., 4.300%, 07/08/2034	164,006	0.0
881,000	Oracle Corp., 5.375%, 07/15/2040	838,389	0.1
318,000	QUALCOMM, Inc., 2.150%, 05/20/2030	275,398	0.0
378,000	QUALCOMM, Inc., 4.650%, 05/20/2035	367,964	0.0
182,000	QUALCOMM, Inc., 4.800%, 05/20/2045	168,519	0.0
41,000	Roper Technologies, Inc., 1.000%, 09/15/2025	38,854	0.0
41,000	Roper Technologies, Inc., 1.400%, 09/15/2027	36,517	0.0
59,000	Roper Technologies, Inc., 1.750%, 02/15/2031	47,518	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
36,000	Roper Technologies, Inc., 2.000%, 06/30/2030	$30,093	0.0
41,000	Roper Technologies, Inc., 2.950%, 09/15/2029	36,893	0.0
41,000	Roper Technologies, Inc., 3.800%, 12/15/2026	39,642	0.0
18,000	Roper Technologies, Inc., 3.850%, 12/15/2025	17,604	0.0
47,000	Roper Technologies, Inc., 4.200%, 09/15/2028	45,445	0.0
14,000	Salesforce, Inc., 1.950%, 07/15/2031	11,494	0.0
74,000	Salesforce, Inc., 2.700%, 07/15/2041	51,824	0.0
118,000	Salesforce, Inc., 2.900%, 07/15/2051	76,216	0.0
74,000	Salesforce, Inc., 3.050%, 07/15/2061	45,763	0.0
266,000	Salesforce, Inc., 3.700%, 04/11/2028	256,505	0.0
219,000	Take-Two Interactive Software, Inc., 4.950%, 03/28/2028	217,029	0.0
29,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	24,707	0.0
30,000	Texas Instruments, Inc., 1.125%, 09/15/2026	27,603	0.0
44,000	Texas Instruments, Inc., 1.750%, 05/04/2030	37,184	0.0
30,000	Texas Instruments, Inc., 1.900%, 09/15/2031	24,804	0.0
44,000	Texas Instruments, Inc., 2.250%, 09/04/2029	38,928	0.0
30,000	Texas Instruments, Inc., 2.700%, 09/15/2051	18,796	0.0
30,000	Texas Instruments, Inc., 2.900%, 11/03/2027	28,190	0.0
24,000	Texas Instruments, Inc., 3.650%, 08/16/2032	22,002	0.0
44,000	Texas Instruments, Inc., 3.875%, 03/15/2039	38,427	0.0
18,000	Texas Instruments, Inc., 4.100%, 08/16/2052	14,765	0.0
89,000	Texas Instruments, Inc., 4.150%, 05/15/2048	73,863	0.0
38,000	Texas Instruments, Inc., 4.600%, 02/08/2027	37,762	0.0
41,000	Texas Instruments, Inc., 4.600%, 02/15/2028	40,674	0.0
38,000	Texas Instruments, Inc., 4.600%, 02/08/2029	37,803	0.0
36,000	Texas Instruments, Inc., 4.850%, 02/08/2034	35,689	0.0
56,000	Texas Instruments, Inc., 4.900%, 03/14/2033	55,905	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
38,000	Texas Instruments, Inc., 5.000%, 03/14/2053	$35,691	0.0
92,000	Texas Instruments, Inc., 5.050%, 05/18/2063	85,567	0.0
44,000	Texas Instruments, Inc., 5.150%, 02/08/2054	42,141	0.0
237,000	TSMC Arizona Corp., 3.125%, 10/25/2041	185,008	0.0
242,000	TSMC Arizona Corp., 4.125%, 04/22/2029	234,740	0.0
44,000	VMware LLC, 1.800%, 08/15/2028	38,552	0.0
89,000	VMware LLC, 2.200%, 08/15/2031	72,350	0.0
74,000	VMware LLC, 3.900%, 08/21/2027	71,025	0.0
30,000	VMware LLC, 4.650%, 05/15/2027	29,535	0.0
44,000	VMware LLC, 4.700%, 05/15/2030	42,583	0.0
110,000	VMware, Inc., 1.400%, 08/15/2026	101,311	0.0
59,000	Workday, Inc., 3.500%, 04/01/2027	56,457	0.0
44,000	Workday, Inc., 3.700%, 04/01/2029	41,292	0.0
74,000	Workday, Inc., 3.800%, 04/01/2032	66,525	0.0
44,000	Xilinx, Inc., 2.375%, 06/01/2030	38,101	0.0
		30,239,002	1.9

	Utilities: 2.1%
47,000	AES Corp., 1.375%, 01/15/2026	44,065	0.0
59,000	AES Corp., 2.450%, 01/15/2031	48,602	0.0
53,000	AES Corp., 5.450%, 06/01/2028	52,900	0.0
27,000	Ameren Corp., 1.750%, 03/15/2028	23,839	0.0
30,000	Ameren Corp., 1.950%, 03/15/2027	27,568	0.0
47,000	Ameren Corp., 3.500%, 01/15/2031	42,396	0.0
21,000	Ameren Corp., 3.650%, 02/15/2026	20,365	0.0
41,000	Ameren Corp., 5.000%, 01/15/2029	40,603	0.0
36,000	Ameren Corp., 5.700%, 12/01/2026	36,298	0.0
22,000	Ameren Illinois Co., 1.550%, 11/15/2030	17,820	0.0
21,000	Ameren Illinois Co., 2.900%, 06/15/2051	13,120	0.0
18,000	Ameren Illinois Co., 3.250%, 03/15/2050	12,290	0.0
30,000	Ameren Illinois Co., 3.700%, 12/01/2047	22,470	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
25,000	Ameren Illinois Co., 3.800%, 05/15/2028	$23,985	0.0
30,000	Ameren Illinois Co., 3.850%, 09/01/2032	27,270	0.0
29,000	Ameren Illinois Co., 4.150%, 03/15/2046	23,779	0.0
30,000	Ameren Illinois Co., 4.500%, 03/15/2049	25,621	0.0
30,000	Ameren Illinois Co., 4.950%, 06/01/2033	29,317	0.0
21,000	Ameren Illinois Co., 5.900%, 12/01/2052	21,692	0.0
33,000	American Water Capital Corp., 2.300%, 06/01/2031	27,320	0.0
30,000	American Water Capital Corp., 2.800%, 05/01/2030	26,429	0.0
36,000	American Water Capital Corp., 2.950%, 09/01/2027	33,729	0.0
33,000	American Water Capital Corp., 3.250%, 06/01/2051	22,478	0.0
33,000	American Water Capital Corp., 3.450%, 06/01/2029	30,727	0.0
30,000	American Water Capital Corp., 3.450%, 05/01/2050	21,189	0.0
37,000	American Water Capital Corp., 3.750%, 09/01/2028	35,262	0.0
44,000	American Water Capital Corp., 3.750%, 09/01/2047	33,435	0.0
18,000	American Water Capital Corp., 4.000%, 12/01/2046	14,195	0.0
33,000	American Water Capital Corp., 4.150%, 06/01/2049	26,653	0.0
41,000	American Water Capital Corp., 4.200%, 09/01/2048	33,316	0.0
30,000	American Water Capital Corp., 4.300%, 12/01/2042	25,499	0.0
19,000	American Water Capital Corp., 4.300%, 09/01/2045	16,179	0.0
47,000	American Water Capital Corp., 4.450%, 06/01/2032	44,752	0.0
41,000	American Water Capital Corp., 5.150%, 03/01/2034	40,673	0.0
41,000	American Water Capital Corp., 5.450%, 03/01/2054	39,590	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
44,000	American Water Capital Corp., 6.593%, 10/15/2037	$48,939	0.0
347,000	Appalachian Power Co., 4.400%, 05/15/2044	277,537	0.0
441,000	Appalachian Power Co., 4.450%, 06/01/2045	356,067	0.0
24,000	Appalachian Power Co. Y, 4.500%, 03/01/2049	19,049	0.0
171,000	Arizona Public Service Co., 2.950%, 09/15/2027	159,515	0.0
229,000	Arizona Public Service Co., 3.350%, 05/15/2050	153,054	0.0
500,000	Atlantic City Electric Co., 2.300%, 03/15/2031	420,110	0.1
309,000	Atmos Energy Corp., 4.125%, 10/15/2044	255,496	0.0
60,000	Atmos Energy Corp., 4.125%, 03/15/2049	47,321	0.0
61,000	Baltimore Gas and Electric Co., 3.500%, 08/15/2046	44,050	0.0
30,000	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	23,889	0.0
89,000	Berkshire Hathaway Energy Co., 2.850%, 05/15/2051	54,307	0.0
35,000	Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	32,851	0.0
65,000	Berkshire Hathaway Energy Co., 3.700%, 07/15/2030	60,471	0.0
44,000	Berkshire Hathaway Energy Co., 3.800%, 07/15/2048	32,414	0.0
52,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/2050	40,810	0.0
59,000	Berkshire Hathaway Energy Co., 4.450%, 01/15/2049	48,284	0.0
44,000	Berkshire Hathaway Energy Co., 4.500%, 02/01/2045	38,551	0.0
58,000	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	48,224	0.0
44,000	Berkshire Hathaway Energy Co., 5.150%, 11/15/2043	41,539	0.0
33,000	Berkshire Hathaway Energy Co., 5.950%, 05/15/2037	34,195	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
121,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	$126,708	0.0
24,000	Black Hills Corp., 2.500%, 06/15/2030	20,267	0.0
24,000	Black Hills Corp., 3.050%, 10/15/2029	21,357	0.0
24,000	Black Hills Corp., 3.150%, 01/15/2027	22,770	0.0
18,000	Black Hills Corp., 3.875%, 10/15/2049	12,834	0.0
18,000	Black Hills Corp., 3.950%, 01/15/2026	17,582	0.0
18,000	Black Hills Corp., 4.200%, 09/15/2046	13,740	0.0
24,000	Black Hills Corp., 4.350%, 05/01/2033	21,608	0.0
21,000	Black Hills Corp., 5.950%, 03/15/2028	21,503	0.0
27,000	Black Hills Corp., 6.150%, 05/15/2034	27,533	0.0
441,000	CenterPoint Energy Houston Electric LLC AA, 3.000%, 02/01/2027	421,000	0.1
441,000	CenterPoint Energy Houston Electric LLC AF, 3.350%, 04/01/2051	306,125	0.0
20,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	20,283	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	226,255	0.0
41,000	Commonwealth Edison Co. 130, 3.125%, 03/15/2051	26,832	0.0
47,000	Connecticut Light and Power Co., 4.000%, 04/01/2048	37,514	0.0
28,000	Connecticut Light and Power Co., 4.300%, 04/15/2044	23,634	0.0
21,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	20,763	0.0
18,000	Connecticut Light and Power Co., 4.900%, 07/01/2033	17,532	0.0
30,000	Connecticut Light and Power Co., 5.250%, 01/15/2053	28,736	0.0
24,000	Connecticut Light and Power Co. A, 0.750%, 12/01/2025	22,544	0.0
25,000	Connecticut Light and Power Co. A, 2.050%, 07/01/2031	20,459	0.0
30,000	Connecticut Light and Power Co. A, 3.200%, 03/15/2027	28,647	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
21,000	Connecticut Light and Power Co. A, 4.150%, 06/01/2045	$17,229	0.0
50,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	42,634	0.0
321,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	272,537	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	338,711	0.0
200,000	Consolidated Edison Co. of New York, Inc. C, 4.300%, 12/01/2056	157,811	0.0
53,000	Constellation Energy Generation LLC, 3.250%, 06/01/2025	51,833	0.0
44,000	Constellation Energy Generation LLC, 5.600%, 03/01/2028	44,584	0.0
47,000	Constellation Energy Generation LLC, 5.600%, 06/15/2042	45,357	0.0
21,000	Constellation Energy Generation LLC, 5.750%, 10/01/2041	20,672	0.0
53,000	Constellation Energy Generation LLC, 5.750%, 03/15/2054	51,410	0.0
36,000	Constellation Energy Generation LLC, 5.800%, 03/01/2033	36,755	0.0
30,000	Constellation Energy Generation LLC, 6.125%, 01/15/2034	31,281	0.0
53,000	Constellation Energy Generation LLC, 6.250%, 10/01/2039	54,801	0.0
53,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	56,310	0.0
176,000	Consumers Energy Co., 3.950%, 07/15/2047	142,271	0.0
25,000	Dayton Power & Light Co., 3.950%, 06/15/2049	18,288	0.0
25,000	Dominion Energy South Carolina, Inc., 4.600%, 06/15/2043	21,747	0.0
30,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	26,481	0.0
20,000	Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	20,063	0.0
20,000	Dominion Energy South Carolina, Inc., 5.450%, 02/01/2041	19,559	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
35,000	Dominion Energy South Carolina, Inc., 6.050%, 01/15/2038	$36,655	0.0
20,000	Dominion Energy South Carolina, Inc., 6.625%, 02/01/2032	21,801	0.0
25,000	Dominion Energy South Carolina, Inc. A, 2.300%, 12/01/2031	20,591	0.0
45,000	Dominion Energy, Inc., 3.900%, 10/01/2025	44,082	0.0
30,000	Dominion Energy, Inc., 4.250%, 06/01/2028	28,996	0.0
30,000	Dominion Energy, Inc., 4.700%, 12/01/2044	25,499	0.0
55,000	Dominion Energy, Inc., 5.375%, 11/15/2032	54,554	0.0
45,000 (3)	Dominion Energy, Inc., 5.750%, 10/01/2054	45,098	0.0
25,000	Dominion Energy, Inc., 7.000%, 06/15/2038	27,347	0.0
36,000	Dominion Energy, Inc. A, 1.450%, 04/15/2026	33,544	0.0
25,000	Dominion Energy, Inc. A, 3.300%, 03/15/2025	24,588	0.0
25,000	Dominion Energy, Inc. A, 4.350%, 08/15/2032	23,387	0.0
25,000	Dominion Energy, Inc. A, 4.600%, 03/15/2049	20,792	0.0
31,000	Dominion Energy, Inc. B, 3.300%, 04/15/2041	22,414	0.0
20,000	Dominion Energy, Inc. B, 3.600%, 03/15/2027	19,170	0.0
40,000	Dominion Energy, Inc. B, 4.850%, 08/15/2052	34,435	0.0
30,000	Dominion Energy, Inc. B, 5.950%, 06/15/2035	30,462	0.0
55,000	Dominion Energy, Inc. C, 2.250%, 08/15/2031	44,826	0.0
95,000	Dominion Energy, Inc. C, 3.375%, 04/01/2030	85,840	0.0
20,000	Dominion Energy, Inc. C, 4.050%, 09/15/2042	15,761	0.0
30,000	Dominion Energy, Inc. C, 4.900%, 08/01/2041	26,440	0.0
25,000	Dominion Energy, Inc. D, 2.850%, 08/15/2026	23,758	0.0
20,000	Dominion Energy, Inc. E, 6.300%, 03/15/2033	20,757	0.0
36,000	DTE Electric Co., 2.250%, 03/01/2030	31,107	0.0
30,000	DTE Electric Co., 2.950%, 03/01/2050	19,355	0.0
30,000	DTE Electric Co., 3.700%, 03/15/2045	23,329	0.0
18,000	DTE Electric Co., 3.700%, 06/01/2046	13,802	0.0
26,000	DTE Electric Co., 3.750%, 08/15/2047	19,796	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
38,000	DTE Electric Co., 3.950%, 03/01/2049	$29,979	0.0
21,000	DTE Electric Co., 4.300%, 07/01/2044	17,856	0.0
30,000	DTE Electric Co., 4.850%, 12/01/2026	29,989	0.0
36,000	DTE Electric Co., 5.200%, 04/01/2033	36,011	0.0
30,000	DTE Electric Co., 5.200%, 03/01/2034	29,931	0.0
36,000	DTE Electric Co., 5.400%, 04/01/2053	35,155	0.0
34,000	DTE Electric Co. A, 1.900%, 04/01/2028	30,497	0.0
30,000	DTE Electric Co. A, 3.000%, 03/01/2032	25,980	0.0
22,000	DTE Electric Co. A, 4.000%, 04/01/2043	18,081	0.0
31,000	DTE Electric Co. A, 4.050%, 05/15/2048	24,851	0.0
25,000	DTE Electric Co. B, 3.250%, 04/01/2051	16,932	0.0
24,000	DTE Electric Co. B, 3.650%, 03/01/2052	17,703	0.0
36,000	DTE Electric Co. C, 2.625%, 03/01/2031	31,066	0.0
36,000	DTE Energy Co., 2.850%, 10/01/2026	34,091	0.0
18,000	DTE Energy Co., 2.950%, 03/01/2030	15,872	0.0
47,000	DTE Energy Co., 4.875%, 06/01/2028	46,280	0.0
71,000	DTE Energy Co., 5.100%, 03/01/2029	70,444	0.0
50,000	DTE Energy Co., 5.850%, 06/01/2034	50,751	0.0
28,000	DTE Energy Co. C, 3.400%, 06/15/2029	25,670	0.0
47,000	DTE Energy Co. F, 1.050%, 06/01/2025	45,077	0.0
441,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	375,868	0.0
441,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	308,951	0.0
588,000	Duke Energy Corp., 2.450%, 06/01/2030	505,139	0.1
500,000	Duke Energy Corp., 3.750%, 09/01/2046	364,497	0.0
500,000	Duke Energy Corp., 4.800%, 12/15/2045	433,031	0.1
588,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	562,004	0.1
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	121,368	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
441,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	$356,380	0.0
27,000	Emera US Finance L.P., 2.639%, 06/15/2031	22,301	0.0
44,000	Emera US Finance L.P., 3.550%, 06/15/2026	42,218	0.0
74,000	Emera US Finance L.P., 4.750%, 06/15/2046	60,950	0.0
117,000	Enel Americas SA, 4.000%, 10/25/2026	112,978	0.0
101,000	Enel Chile SA, 4.875%, 06/12/2028	98,128	0.0
277,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	187,402	0.0
500,000	Entergy Corp., 2.400%, 06/15/2031	412,994	0.1
475,000	Entergy Louisiana LLC, 2.350%, 06/15/2032	385,888	0.1
314,000	Essential Utilities, Inc., 2.400%, 05/01/2031	258,825	0.0
20,000	Evergy Kansas Central, Inc., 2.550%, 07/01/2026	19,020	0.0
20,000	Evergy Kansas Central, Inc., 3.100%, 04/01/2027	19,045	0.0
20,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	13,391	0.0
30,000	Evergy Kansas Central, Inc., 3.450%, 04/15/2050	20,702	0.0
25,000	Evergy Kansas Central, Inc., 4.100%, 04/01/2043	20,410	0.0
33,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	27,225	0.0
20,000	Evergy Kansas Central, Inc., 4.250%, 12/01/2045	16,388	0.0
25,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	24,592	0.0
20,000	Evergy Metro, Inc., 3.650%, 08/15/2025	19,607	0.0
20,000	Evergy Metro, Inc., 4.200%, 06/15/2047	16,009	0.0
20,000	Evergy Metro, Inc., 4.200%, 03/15/2048	16,003	0.0
20,000	Evergy Metro, Inc., 4.950%, 04/15/2033	19,428	0.0
25,000	Evergy Metro, Inc., 5.300%, 10/01/2041	23,694	0.0
25,000	Evergy Metro, Inc. 2019, 4.125%, 04/01/2049	19,559	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
25,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	$21,278	0.0
50,000	Evergy, Inc., 2.900%, 09/15/2029	44,679	0.0
21,000	Eversource Energy, 2.550%, 03/15/2031	17,503	0.0
38,000	Eversource Energy, 2.900%, 03/01/2027	35,715	0.0
38,000	Eversource Energy, 3.375%, 03/01/2032	32,629	0.0
38,000	Eversource Energy, 3.450%, 01/15/2050	26,077	0.0
36,000	Eversource Energy, 4.600%, 07/01/2027	35,267	0.0
27,000	Eversource Energy, 4.750%, 05/15/2026	26,657	0.0
21,000	Eversource Energy, 5.000%, 01/01/2027	20,838	0.0
47,000	Eversource Energy, 5.125%, 05/15/2033	45,143	0.0
77,000	Eversource Energy, 5.450%, 03/01/2028	77,260	0.0
38,000	Eversource Energy, 5.500%, 01/01/2034	37,301	0.0
41,000	Eversource Energy, 5.850%, 04/15/2031	41,529	0.0
47,000	Eversource Energy, 5.950%, 02/01/2029	48,048	0.0
41,000	Eversource Energy, 5.950%, 07/15/2034	41,384	0.0
27,000	Eversource Energy M, 3.300%, 01/15/2028	25,238	0.0
30,000	Eversource Energy O, 4.250%, 04/01/2029	28,568	0.0
18,000	Eversource Energy Q, 0.800%, 08/15/2025	17,061	0.0
36,000	Eversource Energy R, 1.650%, 08/15/2030	29,051	0.0
18,000	Eversource Energy U, 1.400%, 08/15/2026	16,533	0.0
588,000	Exelon Corp., 4.950%, 06/15/2035	547,876	0.1
441,000	Exelon Corp., 5.100%, 06/15/2045	401,071	0.1
36,000	FirstEnergy Corp., 2.650%, 03/01/2030	31,319	0.0
27,000	FirstEnergy Corp. B, 2.250%, 09/01/2030	22,629	0.0
89,000	FirstEnergy Corp. B, 4.150%, 07/15/2027	85,463	0.0
50,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	33,499	0.0
97,000	Florida Power & Light Co., 2.875%, 12/04/2051	61,660	0.0
441,000	Florida Power & Light Co., 3.800%, 12/15/2042	352,244	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
881,000	Florida Power & Light Co., 4.050%, 06/01/2042	$738,035	0.1
65,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	61,700	0.0
500,000	Georgia Power Co. A, 3.250%, 03/15/2051	340,393	0.0
24,000	Idaho Power Co., MTN, 5.500%, 03/15/2053	22,911	0.0
21,000	Idaho Power Co., MTN, 5.800%, 04/01/2054	20,882	0.0
27,000	Idaho Power Co. K, 4.200%, 03/01/2048	21,260	0.0
500,000	Indiana Michigan Power Co. K, 4.550%, 03/15/2046	420,814	0.1
28,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	26,006	0.0
24,000 (4)	IPALCO Enterprises, Inc., 5.750%, 04/01/2034	23,843	0.0
95,000	ITC Holdings Corp., 3.350%, 11/15/2027	89,612	0.0
33,000	Kentucky Utilities Co., 3.300%, 06/01/2050	22,340	0.0
35,000	Kentucky Utilities Co., 4.375%, 10/01/2045	29,396	0.0
49,000	Kentucky Utilities Co., 5.125%, 11/01/2040	46,117	0.0
25,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	25,172	0.0
25,000	Louisville Gas and Electric Co., 4.250%, 04/01/2049	19,792	0.0
20,000	Louisville Gas and Electric Co. 25, 3.300%, 10/01/2025	19,496	0.0
25,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	25,144	0.0
30,000	MidAmerican Energy Co., 2.700%, 08/01/2052	18,082	0.0
22,000	MidAmerican Energy Co., 3.100%, 05/01/2027	20,993	0.0
36,000	MidAmerican Energy Co., 3.150%, 04/15/2050	24,069	0.0
50,000	MidAmerican Energy Co., 3.650%, 04/15/2029	47,305	0.0
41,000	MidAmerican Energy Co., 3.650%, 08/01/2048	30,905	0.0
28,000	MidAmerican Energy Co., 3.950%, 08/01/2047	21,878	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
27,000	MidAmerican Energy Co., 4.250%, 05/01/2046	$22,261	0.0
53,000	MidAmerican Energy Co., 4.250%, 07/15/2049	43,591	0.0
24,000	MidAmerican Energy Co., 4.400%, 10/15/2044	20,460	0.0
21,000	MidAmerican Energy Co., 4.800%, 09/15/2043	19,053	0.0
36,000	MidAmerican Energy Co., 5.300%, 02/01/2055	34,310	0.0
21,000	MidAmerican Energy Co., 5.350%, 01/15/2034	21,305	0.0
59,000	MidAmerican Energy Co., 5.850%, 09/15/2054	60,491	0.0
24,000	MidAmerican Energy Co., 6.750%, 12/30/2031	26,742	0.0
18,000	MidAmerican Energy Co., MTN, 5.750%, 11/01/2035	18,489	0.0
21,000	MidAmerican Energy Co., MTN, 5.800%, 10/15/2036	21,842	0.0
777,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	640,775	0.1
50,000	National Fuel Gas Co., 2.950%, 03/01/2031	42,011	0.0
27,000	National Fuel Gas Co., 5.200%, 07/15/2025	26,830	0.0
64,000	National Fuel Gas Co., 5.500%, 01/15/2026	63,825	0.0
215,000	National Grid PLC, 5.809%, 06/12/2033	216,152	0.0
588,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	574,298	0.1
243,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	249,887	0.0
30,000	Nevada Power Co., 6.000%, 03/15/2054	30,539	0.0
30,000	Nevada Power Co. CC, 3.700%, 05/01/2029	28,314	0.0
25,000	Nevada Power Co. DD, 2.400%, 05/01/2030	21,542	0.0
18,000	Nevada Power Co. EE, 3.125%, 08/01/2050	11,518	0.0
24,000	Nevada Power Co. GG, 5.900%, 05/01/2053	24,025	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
21,000	Nevada Power Co. R, 6.750%, 07/01/2037	$23,227	0.0
118,000	NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/2030	100,650	0.0
88,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	84,047	0.0
382,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	382,825	0.0
74,000	NiSource, Inc., 0.950%, 08/15/2025	70,308	0.0
44,000	NiSource, Inc., 1.700%, 02/15/2031	35,010	0.0
44,000	NiSource, Inc., 2.950%, 09/01/2029	39,564	0.0
59,000	NiSource, Inc., 3.490%, 05/15/2027	56,313	0.0
59,000	NiSource, Inc., 3.600%, 05/01/2030	54,167	0.0
44,000	NiSource, Inc., 3.950%, 03/30/2048	33,041	0.0
59,000	NiSource, Inc., 4.375%, 05/15/2047	47,517	0.0
44,000	NiSource, Inc., 4.800%, 02/15/2044	38,287	0.0
21,000	NiSource, Inc., 5.000%, 06/15/2052	18,617	0.0
62,000	NiSource, Inc., 5.250%, 03/30/2028	61,953	0.0
30,000	NiSource, Inc., 5.250%, 02/15/2043	27,542	0.0
38,000	NiSource, Inc., 5.350%, 04/01/2034	37,286	0.0
27,000	NiSource, Inc., 5.400%, 06/30/2033	26,745	0.0
30,000	NiSource, Inc., 5.650%, 02/01/2045	29,061	0.0
21,000	NiSource, Inc., 5.950%, 06/15/2041	21,142	0.0
500,000	Northern States Power Co., 4.125%, 05/15/2044	408,859	0.1
18,000	NSTAR Electric Co., 1.950%, 08/15/2031	14,598	0.0
18,000	NSTAR Electric Co., 3.100%, 06/01/2051	11,908	0.0
41,000	NSTAR Electric Co., 3.200%, 05/15/2027	39,050	0.0
24,000	NSTAR Electric Co., 3.250%, 05/15/2029	22,312	0.0
24,000	NSTAR Electric Co., 3.950%, 04/01/2030	22,669	0.0
18,000	NSTAR Electric Co., 4.400%, 03/01/2044	15,279	0.0
27,000	NSTAR Electric Co., 4.550%, 06/01/2052	22,683	0.0
24,000	NSTAR Electric Co., 4.950%, 09/15/2052	21,616	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
18,000	NSTAR Electric Co., 5.500%, 03/15/2040	$17,761	0.0
26,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	18,456	0.0
30,000	Oglethorpe Power Corp., 4.500%, 04/01/2047	24,439	0.0
30,000	Oglethorpe Power Corp., 5.050%, 10/01/2048	26,414	0.0
18,000	Oglethorpe Power Corp., 5.250%, 09/01/2050	16,346	0.0
27,000	Oglethorpe Power Corp., 5.375%, 11/01/2040	25,418	0.0
24,000	Oglethorpe Power Corp., 5.950%, 11/01/2039	24,035	0.0
24,000	Oglethorpe Power Corp., 6.200%, 12/01/2053	24,648	0.0
20,000	Ohio Edison Co., 6.875%, 07/15/2036	22,358	0.0
110,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	86,283	0.0
27,000	Oncor Electric Delivery Co. LLC, 0.550%, 10/01/2025	25,441	0.0
29,000	Oncor Electric Delivery Co. LLC, 2.700%, 11/15/2051	17,290	0.0
41,000	Oncor Electric Delivery Co. LLC, 2.750%, 05/15/2030	36,241	0.0
41,000	Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	27,305	0.0
38,000	Oncor Electric Delivery Co. LLC, 3.700%, 11/15/2028	36,141	0.0
24,000	Oncor Electric Delivery Co. LLC, 3.700%, 05/15/2050	17,746	0.0
33,000	Oncor Electric Delivery Co. LLC, 3.750%, 04/01/2045	25,627	0.0
19,000	Oncor Electric Delivery Co. LLC, 3.800%, 09/30/2047	14,506	0.0
30,000	Oncor Electric Delivery Co. LLC, 3.800%, 06/01/2049	22,796	0.0
27,000	Oncor Electric Delivery Co. LLC, 4.100%, 11/15/2048	21,633	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
24,000	Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	$22,380	0.0
36,000	Oncor Electric Delivery Co. LLC, 4.300%, 05/15/2028	35,109	0.0
41,000	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	39,269	0.0
24,000	Oncor Electric Delivery Co. LLC, 4.550%, 12/01/2041	21,370	0.0
23,000	Oncor Electric Delivery Co. LLC, 4.600%, 06/01/2052	19,612	0.0
53,000	Oncor Electric Delivery Co. LLC, 4.950%, 09/15/2052	47,999	0.0
28,000	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/2040	26,966	0.0
21,000	Oncor Electric Delivery Co. LLC, 5.300%, 06/01/2042	20,300	0.0
18,000	Oncor Electric Delivery Co. LLC, 5.350%, 10/01/2052	17,250	0.0
47,000	Oncor Electric Delivery Co. LLC, 5.650%, 11/15/2033	48,236	0.0
19,000	Oncor Electric Delivery Co. LLC, 5.750%, 03/15/2029	19,594	0.0
29,000	Oncor Electric Delivery Co. LLC, 7.000%, 05/01/2032	32,317	0.0
19,000	Oncor Electric Delivery Co. LLC, 7.250%, 01/15/2033	21,657	0.0
18,000	Oncor Electric Delivery Co. LLC, 7.500%, 09/01/2038	21,565	0.0
18,000	ONE Gas, Inc., 2.000%, 05/15/2030	15,256	0.0
18,000 (1)	ONE Gas, Inc., 4.250%, 09/01/2032	17,275	0.0
24,000	ONE Gas, Inc., 4.500%, 11/01/2048	20,356	0.0
36,000	ONE Gas, Inc., 4.658%, 02/01/2044	31,846	0.0
18,000	ONE Gas, Inc., 5.100%, 04/01/2029	18,054	0.0
500,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	451,352	0.1
881,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	726,668	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
103,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	$88,617	0.0
881,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	628,152	0.1
175,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	137,289	0.0
24,000	PacifiCorp, 2.700%, 09/15/2030	20,835	0.0
59,000	PacifiCorp, 2.900%, 06/15/2052	34,796	0.0
36,000	PacifiCorp, 3.300%, 03/15/2051	23,305	0.0
24,000	PacifiCorp, 3.500%, 06/15/2029	22,312	0.0
18,000	PacifiCorp, 4.100%, 02/01/2042	14,167	0.0
36,000	PacifiCorp, 4.125%, 01/15/2049	27,515	0.0
36,000	PacifiCorp, 4.150%, 02/15/2050	27,566	0.0
30,000	PacifiCorp, 5.100%, 02/15/2029	29,990	0.0
18,000	PacifiCorp, 5.250%, 06/15/2035	17,506	0.0
41,000	PacifiCorp, 5.300%, 02/15/2031	40,884	0.0
65,000	PacifiCorp, 5.350%, 12/01/2053	59,030	0.0
65,000	PacifiCorp, 5.450%, 02/15/2034	64,235	0.0
71,000	PacifiCorp, 5.500%, 05/15/2054	66,015	0.0
36,000	PacifiCorp, 5.750%, 04/01/2037	35,767	0.0
89,000	PacifiCorp, 5.800%, 01/15/2055	86,251	0.0
38,000	PacifiCorp, 6.000%, 01/15/2039	38,625	0.0
20,000	PacifiCorp, 6.100%, 08/01/2036	20,728	0.0
36,000	PacifiCorp, 6.250%, 10/15/2037	37,333	0.0
18,000	PacifiCorp, 6.350%, 07/15/2038	18,837	0.0
18,000	PacifiCorp, 7.700%, 11/15/2031	20,608	0.0
441,000	PECO Energy Co., 4.150%, 10/01/2044	361,508	0.0
250,000	Piedmont Natural Gas Co., Inc., 4.100%, 09/18/2034	221,033	0.0
40,000	PPL Capital Funding, Inc., 3.100%, 05/15/2026	38,401	0.0
25,000	PPL Capital Funding, Inc., 4.125%, 04/15/2030	23,552	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
25,000	PPL Electric Utilities Corp., 3.000%, 10/01/2049	$16,565	0.0
30,000	PPL Electric Utilities Corp., 3.950%, 06/01/2047	23,846	0.0
20,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	16,539	0.0
20,000	PPL Electric Utilities Corp., 4.150%, 10/01/2045	16,612	0.0
25,000	PPL Electric Utilities Corp., 4.150%, 06/15/2048	20,289	0.0
20,000	PPL Electric Utilities Corp., 4.750%, 07/15/2043	18,166	0.0
40,000	PPL Electric Utilities Corp., 5.000%, 05/15/2033	39,528	0.0
45,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	42,883	0.0
20,000	PPL Electric Utilities Corp., 6.250%, 05/15/2039	21,522	0.0
235,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	223,463	0.0
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	383,059	0.0
234,000	Public Service Co. of Colorado 35, 1.900%, 01/15/2031	190,483	0.0
18,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	13,217	0.0
18,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	16,865	0.0
36,000	Public Service Co. of New Hampshire, 5.350%, 10/01/2033	36,229	0.0
21,000	Public Service Co. of New Hampshire V, 2.200%, 06/15/2031	17,491	0.0
441,000	Public Service Electric and Gas Co., MTN, 3.800%, 01/01/2043	355,910	0.0
250,000	Public Service Electric and Gas Co. I, 4.000%, 06/01/2044	199,520	0.0
88,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	89,548	0.0
30,000	Puget Energy, Inc., 2.379%, 06/15/2028	26,808	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
24,000	Puget Energy, Inc., 3.650%, 05/15/2025	$23,534	0.0
33,000	Puget Energy, Inc., 4.100%, 06/15/2030	30,405	0.0
27,000	Puget Energy, Inc., 4.224%, 03/15/2032	24,244	0.0
27,000	Puget Sound Energy, Inc., 2.893%, 09/15/2051	16,698	0.0
27,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	17,841	0.0
36,000	Puget Sound Energy, Inc., 4.223%, 06/15/2048	28,595	0.0
25,000	Puget Sound Energy, Inc., 4.300%, 05/20/2045	20,554	0.0
24,000	Puget Sound Energy, Inc., 5.448%, 06/01/2053	23,065	0.0
18,000	Puget Sound Energy, Inc., 5.638%, 04/15/2041	17,725	0.0
21,000	Puget Sound Energy, Inc., 5.757%, 10/01/2039	21,123	0.0
19,000	Puget Sound Energy, Inc., 5.795%, 03/15/2040	19,048	0.0
18,000	Puget Sound Energy, Inc., 6.274%, 03/15/2037	19,236	0.0
30,000	San Diego Gas & Electric Co., 2.500%, 05/15/2026	28,583	0.0
30,000	San Diego Gas & Electric Co., 3.700%, 03/15/2052	21,783	0.0
24,000	San Diego Gas & Electric Co., 4.150%, 05/15/2048	19,358	0.0
30,000	San Diego Gas & Electric Co., 4.500%, 08/15/2040	26,753	0.0
36,000	San Diego Gas & Electric Co., 4.950%, 08/15/2028	35,848	0.0
47,000	San Diego Gas & Electric Co., 5.350%, 04/01/2053	44,462	0.0
36,000	San Diego Gas & Electric Co., 5.550%, 04/15/2054	35,230	0.0
18,000	San Diego Gas & Electric Co., 6.000%, 06/01/2039	19,055	0.0
24,000	San Diego Gas & Electric Co. RRR, 3.750%, 06/01/2047	17,960	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
24,000	San Diego Gas & Electric Co. TTT, 4.100%, 06/15/2049	$18,963	0.0
24,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	16,352	0.0
47,000	San Diego Gas & Electric Co. VVV, 1.700%, 10/01/2030	38,591	0.0
44,000	San Diego Gas & Electric Co. WWW, 2.950%, 08/15/2051	28,526	0.0
30,000	San Diego Gas & Electric Co. XXX, 3.000%, 03/15/2032	25,896	0.0
44,000	Sempra, 3.250%, 06/15/2027	41,547	0.0
59,000	Sempra, 3.400%, 02/01/2028	55,507	0.0
30,000	Sempra, 3.700%, 04/01/2029	28,115	0.0
59,000	Sempra, 3.800%, 02/01/2038	48,246	0.0
47,000	Sempra, 4.000%, 02/01/2048	35,768	0.0
44,000	Sempra, 6.000%, 10/15/2039	44,556	0.0
36,000 (3)	Sempra, 6.875%, 10/01/2054	35,869	0.0
59,000 (3)	Sempra Energy, 4.125%, 04/01/2052	54,602	0.0
33,000	Sempra Energy, 5.400%, 08/01/2026	32,980	0.0
41,000	Sempra Energy, 5.500%, 08/01/2033	40,957	0.0
24,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	22,905	0.0
24,000	Sierra Pacific Power Co., 5.900%, 03/15/2054	23,912	0.0
220,000	Southern California Edison Co., 4.000%, 04/01/2047	168,601	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	430,937	0.1
500,000	Southern California Edison Co. 13-A, 3.900%, 03/15/2043	390,462	0.1
41,000	Southern California Gas Co., 2.950%, 04/15/2027	38,617	0.0
21,000	Southern California Gas Co., 3.200%, 06/15/2025	20,561	0.0
21,000	Southern California Gas Co., 3.750%, 09/15/2042	16,337	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
18,000	Southern California Gas Co., 5.125%, 11/15/2040	$16,982	0.0
30,000	Southern California Gas Co., 5.200%, 06/01/2033	29,642	0.0
30,000	Southern California Gas Co., 5.600%, 04/01/2054	29,472	0.0
30,000	Southern California Gas Co., 5.750%, 06/01/2053	29,721	0.0
36,000	Southern California Gas Co., 6.350%, 11/15/2052	38,860	0.0
30,000	Southern California Gas Co. TT, 2.600%, 06/15/2026	28,511	0.0
24,000	Southern California Gas Co. UU, 4.125%, 06/01/2048	18,605	0.0
33,000	Southern California Gas Co. VV, 4.300%, 01/15/2049	26,446	0.0
38,000	Southern California Gas Co. XX, 2.550%, 02/01/2030	33,106	0.0
500,000	Southern Co. 21-B, 1.750%, 03/15/2028	443,647	0.1
200,000	Southern Co. Gas Capital Corp. 20-A, 1.750%, 01/15/2031	161,937	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	491,365	0.1
27,000	Southwest Gas Corp., 2.200%, 06/15/2030	22,905	0.0
18,000	Southwest Gas Corp., 3.180%, 08/15/2051	11,309	0.0
18,000	Southwest Gas Corp., 3.700%, 04/01/2028	17,124	0.0
18,000	Southwest Gas Corp., 3.800%, 09/29/2046	13,303	0.0
36,000	Southwest Gas Corp., 4.050%, 03/15/2032	32,599	0.0
18,000	Southwest Gas Corp., 4.150%, 06/01/2049	13,666	0.0
18,000	Southwest Gas Corp., 5.450%, 03/23/2028	18,144	0.0
18,000	Southwest Gas Corp., 5.800%, 12/01/2027	18,281	0.0
89,000	Tampa Electric Co., 2.400%, 03/15/2031	75,111	0.0
126,000	Tampa Electric Co., 3.450%, 03/15/2051	87,229	0.0
67,000	Toledo Edison Co., 6.150%, 05/15/2037	70,526	0.0
18,000	Tucson Electric Power Co., 1.500%, 08/01/2030	14,631	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
19,000	Tucson Electric Power Co., 3.250%, 05/15/2032	$16,609	0.0
19,000	Tucson Electric Power Co., 3.250%, 05/01/2051	12,548	0.0
21,000	Tucson Electric Power Co., 4.000%, 06/15/2050	15,936	0.0
18,000	Tucson Electric Power Co., 4.850%, 12/01/2048	15,713	0.0
22,000	Tucson Electric Power Co., 5.500%, 04/15/2053	21,290	0.0
31,000	Union Electric Co., 2.150%, 03/15/2032	24,932	0.0
33,000	Union Electric Co., 2.625%, 03/15/2051	19,706	0.0
24,000	Union Electric Co., 2.950%, 06/15/2027	22,652	0.0
28,000	Union Electric Co., 2.950%, 03/15/2030	25,036	0.0
20,000	Union Electric Co., 3.250%, 10/01/2049	13,690	0.0
27,000	Union Electric Co., 3.500%, 03/15/2029	25,486	0.0
24,000	Union Electric Co., 3.650%, 04/15/2045	18,133	0.0
29,000	Union Electric Co., 3.900%, 09/15/2042	23,434	0.0
31,000	Union Electric Co., 3.900%, 04/01/2052	23,752	0.0
25,000	Union Electric Co., 4.000%, 04/01/2048	19,440	0.0
30,000	Union Electric Co., 5.200%, 04/01/2034	29,804	0.0
21,000	Union Electric Co., 5.250%, 01/15/2054	19,619	0.0
18,000	Union Electric Co., 5.300%, 08/01/2037	17,949	0.0
30,000	Union Electric Co., 5.450%, 03/15/2053	28,901	0.0
21,000	Union Electric Co., 8.450%, 03/15/2039	26,877	0.0
30,000	Virginia Electric and Power Co., 2.300%, 11/15/2031	24,739	0.0
40,000	Virginia Electric and Power Co., 2.400%, 03/30/2032	32,890	0.0
55,000	Virginia Electric and Power Co., 2.450%, 12/15/2050	30,903	0.0
55,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	34,392	0.0
35,000	Virginia Electric and Power Co., 3.300%, 12/01/2049	23,678	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
30,000	Virginia Electric and Power Co., 4.000%, 01/15/2043	$24,224	0.0
40,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	33,827	0.0
40,000	Virginia Electric and Power Co., 4.600%, 12/01/2048	34,118	0.0
45,000	Virginia Electric and Power Co., 5.000%, 04/01/2033	43,832	0.0
25,000	Virginia Electric and Power Co., 5.300%, 08/15/2033	24,882	0.0
45,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	42,987	0.0
40,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	39,873	0.0
30,000	Virginia Electric and Power Co., 6.350%, 11/30/2037	31,902	0.0
45,000	Virginia Electric and Power Co., 8.875%, 11/15/2038	58,154	0.0
30,000	Virginia Electric and Power Co. A, 2.875%, 07/15/2029	27,110	0.0
20,000	Virginia Electric and Power Co. A, 3.100%, 05/15/2025	19,591	0.0
45,000	Virginia Electric and Power Co. A, 3.150%, 01/15/2026	43,589	0.0
45,000	Virginia Electric and Power Co. A, 3.500%, 03/15/2027	43,213	0.0
45,000	Virginia Electric and Power Co. A, 3.800%, 04/01/2028	43,095	0.0
36,000	Virginia Electric and Power Co. A, 6.000%, 05/15/2037	37,140	0.0
25,000	Virginia Electric and Power Co. B, 2.950%, 11/15/2026	23,776	0.0
40,000	Virginia Electric and Power Co. B, 3.750%, 05/15/2027	38,540	0.0
35,000	Virginia Electric and Power Co. B, 3.800%, 09/15/2047	25,993	0.0
20,000	Virginia Electric and Power Co. B, 4.200%, 05/15/2045	16,387	0.0
35,000	Virginia Electric and Power Co. B, 6.000%, 01/15/2036	36,139	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
30,000	Virginia Electric and Power Co. C, 4.000%, 11/15/2046	$23,436	0.0
40,000	Virginia Electric and Power Co. C, 4.625%, 05/15/2052	33,702	0.0
35,000	Virginia Electric and Power Co. D, 4.650%, 08/15/2043	30,415	0.0
136,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	134,589	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	206,293	0.0
229,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	180,564	0.0
		32,854,481	2.1

	Total Corporate Bonds/Notes (Cost $425,035,983)	396,774,025	25.3

SOVEREIGN BONDS: 2.2%
59,000	Asian Development Bank, 3.125%, 04/27/2032	53,856	0.0
44,000	Asian Development Bank, 5.820%, 06/16/2028	45,773	0.0
18,000	Asian Development Bank, 6.220%, 08/15/2027	18,672	0.0
24,000	Asian Development Bank, 6.375%, 10/01/2028	25,382	0.0
266,000	Asian Development Bank, GMTN, 0.500%, 02/04/2026	248,168	0.0
59,000	Asian Development Bank, GMTN, 0.750%, 10/08/2030	47,218	0.0
296,000	Asian Development Bank, GMTN, 1.000%, 04/14/2026	276,591	0.0
89,000	Asian Development Bank, GMTN, 1.250%, 06/09/2028	78,597	0.0
207,000	Asian Development Bank, GMTN, 1.500%, 01/20/2027	191,413	0.0
118,000	Asian Development Bank, GMTN, 1.500%, 03/04/2031	98,094	0.0
36,000	Asian Development Bank, GMTN, 1.750%, 08/14/2026	33,854	0.0
118,000	Asian Development Bank, GMTN, 1.750%, 09/19/2029	103,319	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
89,000	Asian Development Bank, GMTN, 1.875%, 03/15/2029	$79,346	0.0
118,000	Asian Development Bank, GMTN, 1.875%, 01/24/2030	103,179	0.0
59,000	Asian Development Bank, GMTN, 2.000%, 04/24/2026	56,107	0.0
300,000	Asian Development Bank, GMTN, 2.125%, 03/19/2025	293,326	0.0
30,000	Asian Development Bank, GMTN, 2.375%, 08/10/2027	28,106	0.0
95,000	Asian Development Bank, GMTN, 2.500%, 11/02/2027	88,983	0.0
77,000	Asian Development Bank, GMTN, 2.625%, 01/12/2027	73,283	0.0
104,000	Asian Development Bank, GMTN, 2.750%, 01/19/2028	97,879	0.0
266,000	Asian Development Bank, GMTN, 3.125%, 08/20/2027	254,643	0.0
44,000	Asian Development Bank, GMTN, 3.125%, 09/26/2028	41,743	0.0
207,000	Asian Development Bank, GMTN, 3.750%, 04/25/2028	201,351	0.0
74,000	Asian Development Bank, GMTN, 3.875%, 09/28/2032	71,075	0.0
118,000	Asian Development Bank, GMTN, 3.875%, 06/14/2033	112,697	0.0
118,000	Asian Development Bank, GMTN, 4.000%, 01/12/2033	113,933	0.0
178,000	Asian Development Bank, GMTN, 4.125%, 01/12/2027	175,721	0.0
118,000	Asian Development Bank, GMTN, 4.125%, 01/12/2034	114,845	0.0
207,000	Asian Development Bank, GMTN, 4.375%, 03/06/2029	206,389	0.0
237,000	Asian Development Bank, GMTN, 4.500%, 08/25/2028	237,040	0.0
30,000	Asian Development Bank, GMTN, 4.875%, 09/26/2028	29,894	0.0
20,000	Asian Development Bank, GMTN, 4.950%, 04/12/2029	19,894	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
842,000	Chile Government International Bond, 3.100%, 05/07/2041	$619,215	0.1
656,932	Chile Government International Bond, 4.950%, 01/05/2036	631,804	0.1
237,000	European Investment Bank, 0.375%, 12/15/2025	221,915	0.0
296,000	European Investment Bank, 0.375%, 03/26/2026	274,181	0.0
441,000	European Investment Bank, 0.625%, 07/25/2025	420,799	0.1
59,000	European Investment Bank, 0.625%, 10/21/2027	51,955	0.0
178,000	European Investment Bank, 0.750%, 10/26/2026	162,769	0.0
89,000	European Investment Bank, 0.750%, 09/23/2030	71,508	0.0
59,000	European Investment Bank, 0.875%, 05/17/2030	48,253	0.0
237,000	European Investment Bank, 1.250%, 02/14/2031	194,757	0.0
59,000	European Investment Bank, 1.625%, 10/09/2029	51,321	0.0
89,000	European Investment Bank, 1.625%, 05/13/2031	74,474	0.0
178,000 (1)	European Investment Bank, 1.750%, 03/15/2029	157,755	0.0
89,000	European Investment Bank, 2.125%, 04/13/2026	84,971	0.0
89,000	European Investment Bank, 2.375%, 05/24/2027	83,745	0.0
178,000	European Investment Bank, 2.750%, 08/15/2025	173,506	0.0
237,000	European Investment Bank, 3.250%, 11/15/2027	227,402	0.0
237,000	European Investment Bank, 3.625%, 07/15/2030	226,954	0.0
296,000	European Investment Bank, 3.750%, 02/14/2033	281,487	0.0
296,000	European Investment Bank, 3.875%, 03/15/2028	289,440	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
296,000	European Investment Bank, 4.000%, 02/15/2029	$290,419	0.0
237,000	European Investment Bank, 4.125%, 02/13/2034	230,648	0.0
237,000	European Investment Bank, 4.375%, 03/19/2027	235,422	0.0
237,000	European Investment Bank, 4.500%, 10/16/2028	237,253	0.0
296,000	European Investment Bank, 4.750%, 06/15/2029	299,976	0.0
59,000	European Investment Bank, 4.875%, 02/15/2036	60,948	0.0
296,000	European Investment Bank, GMTN, 1.375%, 03/15/2027	271,681	0.0
500,000	Export-Import Bank of Korea, 3.250%, 08/12/2026	482,283	0.1
315,000	Export-Import Bank of Korea, 4.500%, 01/11/2029	310,930	0.0
201,000	Export-Import Bank of Korea, 5.125%, 01/11/2033	202,301	0.0
98,000	Hungary Government International Bond, 7.625%, 03/29/2041	112,241	0.0
588,000 (1)	Indonesia Government International Bond, 1.850%, 03/12/2031	480,690	0.1
588,000	Indonesia Government International Bond, 4.350%, 01/11/2048	504,760	0.1
588,000 (1)	Indonesia Government International Bond, 4.850%, 01/11/2033	576,056	0.1
1,410,000	Inter-American Development Bank, 0.625%, 07/15/2025	1,346,024	0.1
588,000 (1)	Inter-American Development Bank, 3.200%, 08/07/2042	471,475	0.1
564,000	Israel Government International Bond, 3.875%, 07/03/2050	397,268	0.0
520,000	Israel Government International Bond, 4.500%, 01/17/2033	469,463	0.1
200,000	Japan Bank for International Cooperation, 1.250%, 01/21/2031	162,282	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
236,000	Japan Bank for International Cooperation, 1.875%, 04/15/2031	$198,519	0.0
200,000	Japan Bank for International Cooperation, 2.125%, 02/16/2029	179,107	0.0
200,000	Japan Bank for International Cooperation, 2.875%, 06/01/2027	189,644	0.0
200,000	Japan Bank for International Cooperation, 3.250%, 07/20/2028	189,658	0.0
200,000	Japan Bank for International Cooperation, 4.250%, 01/26/2026	197,459	0.0
200,000	Japan Bank for International Cooperation, 4.250%, 04/27/2026	197,244	0.0
200,000	Japan Bank for International Cooperation, 4.375%, 10/05/2027	197,654	0.0
200,000	Japan Bank for International Cooperation DTC, 2.250%, 11/04/2026	188,395	0.0
200,000	Korea International Bond, 4.125%, 06/10/2044	176,674	0.0
881,000	Mexico Government International Bond, 2.659%, 05/24/2031	726,274	0.1
1,521,000	Mexico Government International Bond, 6.000%, 05/07/2036	1,485,257	0.1
1,696,000	Mexico Government International Bond, MTN, 4.750%, 03/08/2044	1,365,280	0.1
588,000	Panama Government International Bond, 3.870%, 07/23/2060	337,181	0.0
1,183,000	Panama Government International Bond, 6.400%, 02/14/2035	1,125,920	0.1
1,161,000	Peruvian Government International Bond, 6.550%, 03/14/2037	1,250,978	0.1
2,350,000	Philippine Government International Bond, 6.375%, 01/15/2032	2,524,781	0.2
1,763,000	Province of British Columbia Canada, 2.250%, 06/02/2026	1,677,552	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,763,000	Province of Ontario Canada, 1.050%, 04/14/2026	$1,646,073	0.1
1,763,000	Province of Ontario Canada, 1.125%, 10/07/2030	1,429,814	0.1
192,000	Province of Quebec Canada, 0.600%, 07/23/2025	182,984	0.0
89,000	Province of Quebec Canada, 1.350%, 05/28/2030	74,021	0.0
59,000	Province of Quebec Canada, 1.900%, 04/21/2031	49,601	0.0
118,000	Province of Quebec Canada, 2.500%, 04/20/2026	113,058	0.0
74,000	Province of Quebec Canada, 2.750%, 04/12/2027	70,261	0.0
207,000	Province of Quebec Canada, 3.625%, 04/13/2028	199,534	0.0
222,000 (1)	Province of Quebec Canada, 4.500%, 04/03/2029	220,934	0.0
89,000	Province of Quebec Canada, 4.500%, 09/08/2033	87,380	0.0
89,000	Province of Quebec Canada PD, 7.500%, 09/15/2029	100,555	0.0
1,410,000	Republic of Italy Government International Bond, 1.250%, 02/17/2026	1,320,485	0.1
104,000	Republic of Poland Government International Bond, 3.250%, 04/06/2026	101,260	0.0
89,000	Republic of Poland Government International Bond, 4.625%, 03/18/2029	88,254	0.0
148,000	Republic of Poland Government International Bond, 4.875%, 10/04/2033	144,624	0.0
178,000	Republic of Poland Government International Bond, 5.125%, 09/18/2034	175,455	0.0
89,000	Republic of Poland Government International Bond, 5.500%, 11/16/2027	90,955	0.0
148,000	Republic of Poland Government International Bond, 5.500%, 04/04/2053	145,266	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
207,000	Republic of Poland Government International Bond, 5.500%, 03/18/2054	$201,324	0.0
89,000	Republic of Poland Government International Bond, 5.750%, 11/16/2032	92,326	0.0
325,000	State of Israel, 2.500%, 01/15/2030	274,625	0.0
622,000	Uruguay Government International Bond, 5.100%, 06/18/2050	588,956	0.1

	Total Sovereign Bonds (Cost $36,714,443)	34,716,024	2.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
470,039 (3)	BANK 2022-BNK39 A4, 2.928%, 02/15/2055	400,199	0.0
1,468,871	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	1,392,406	0.1
2,350,194	Benchmark Mortgage Trust 2018-B3 A5, 4.025%, 04/10/2051	2,231,552	0.1
648,066	Benchmark Mortgage Trust 2019-B10 A4, 3.717%, 03/15/2062	603,644	0.0
881,323	Benchmark Mortgage Trust 2021-B28 A5, 2.224%, 08/15/2054	720,875	0.1
501,000	COMM Mortgage Trust 2016-COR1 AM, 3.494%, 10/10/2049	463,293	0.0
1,000,000 (3)	CSAIL Commercial Mortgage Trust 2016-C7 B, 4.470%, 11/15/2049	925,897	0.1
348,368 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K047 A2, 3.329%, 05/25/2025	342,095	0.0
285,000	Freddie Mac Multifamily Structured Pass Through Certificates K053 A2, 2.995%, 12/25/2025	276,424	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K060 A2, 3.300%, 10/25/2026	722,009	0.1
500,000	Freddie Mac Multifamily Structured Pass Through Certificates K062 A2, 3.413%, 12/25/2026	481,869	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K063 A2, 3.430%, 01/25/2027	$722,935	0.1
757,000	Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	719,738	0.0
315,000	Freddie Mac Multifamily Structured Pass Through Certificates K100 A2, 2.673%, 09/25/2029	285,295	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K102 A2, 2.537%, 10/25/2029	674,324	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K149 A2, 3.530%, 08/25/2032	686,906	0.0
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-151 A2, 3.800%, 10/25/2032	699,121	0.0
600,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-153 A2, 3.820%, 12/25/2032	560,136	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K-161 A2, 4.900%, 10/25/2033	754,755	0.1
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K-162 A2, 5.150%, 12/25/2033	768,260	0.1
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K507 A2, 4.800%, 09/25/2028	747,390	0.1
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K508 A2, 4.740%, 08/25/2028	745,663	0.1
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K509 A2, 4.850%, 09/25/2028	748,630	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
300,000	Freddie Mac Multifamily Structured Pass Through Certificates K511 A2, 4.860%, 10/25/2028	$299,761	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K740 A2, 1.470%, 09/25/2027	675,276	0.0
12,791 (3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	12,696	0.0
1,705,440	JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	1,627,160	0.1
1,028,210	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	869,454	0.1
587,549 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.339%, 04/15/2048	540,060	0.0
890,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 A5, 3.635%, 10/15/2048	865,650	0.1
625,000	Morgan Stanley Capital I Trust 2016-BNK2 AS, 3.282%, 11/15/2049	546,502	0.0
588,000 (3)(4)	MSCG Trust 2015- ALDR A2, 3.577%, 06/07/2035	547,977	0.0
587,549 (3)	UBS Commercial Mortgage Trust 2018- C9 A4, 4.117%, 03/15/2051	549,816	0.0
931,191	Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	908,633	0.1
529,000	Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	444,477	0.0
1,100,000 (3)	WFRBS Commercial Mortgage Trust 2014-C21 B, 4.213%, 08/15/2047	1,048,392	0.1

	Total Commercial Mortgage-Backed Securities (Cost $26,981,936)	25,609,270	1.6

ASSET-BACKED SECURITIES: 0.9%
	Automobile Asset-Backed Securities: 0.6%
1,000,000	Ally Auto Receivables Trust 2024-1 A4, 4.940%, 10/15/2029	997,313	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
450,000	AmeriCredit Automobile Receivables Trust 2022-2 C, 5.320%, 04/18/2028	$448,893	0.0
1,000,000	GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	997,186	0.1
148,747	GM Financial Consumer Automobile Receivables Trust 2021-3 A3, 0.480%, 06/16/2026	146,228	0.0
750,000	GM Financial Consumer Automobile Receivables Trust 2024-2 A3, 5.100%, 03/16/2029	750,378	0.1
588,000	Honda Auto Receivables Owner Trust 2021-2 A4, 0.550%, 08/16/2027	577,216	0.0
181,703	Mercedes-Benz Auto Receivables Trust 2021-1 A3, 0.460%, 06/15/2026	178,357	0.0
315,461	Nissan Auto Receivables Owner Trust 2022-A A3, 1.860%, 08/17/2026	308,819	0.0
1,110,000	Nissan Auto Receivables Owner Trust 2022-A A4, 2.070%, 12/17/2029	1,054,347	0.1
441,000	Nissan Auto Receivables Owner Trust 2022-B A4, 4.450%, 11/15/2029	435,197	0.0
600,000	Santander Drive Auto Receivables Trust 2024-2 A3, 5.630%, 11/15/2028	602,397	0.0
630,000	Toyota Auto Receivables Owner Trust 2022-C A4, 3.770%, 02/15/2028	612,427	0.0
500,000	Toyota Auto Receivables Owner Trust 2022-D A4, 5.430%, 04/17/2028	502,838	0.0
1,000,000	Volkswagen Auto Lease Trust 2024-A A4, 5.200%, 12/20/2028	1,000,756	0.1
217,870	Volkswagen Auto Loan Enhanced Trust 2021-1 A3, 1.020%, 06/22/2026	213,967	0.0
56,752	World Omni Auto Receivables Trust 2021-D A3, 0.810%, 10/15/2026	55,563	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
650,000	World Omni Automobile Lease Securitization Trust 2024-A A4, 5.250%, 09/17/2029	$652,145	0.1
		9,534,027	0.6

	Credit Card Asset-Backed Securities: 0.2%
650,000	American Express Credit Account Master Trust 2022-4 A, 4.950%, 10/15/2027	647,008	0.0
1,000,000	American Express Credit Account Master Trust 2024-1 A, 5.230%, 04/16/2029	1,010,208	0.1
1,000,000	BA Credit Card Trust 2022-A1 A1, 3.530%, 11/15/2027	982,395	0.1
		2,639,611	0.2

	Other Asset-Backed Securities: 0.1%
154,000	CNH Equipment Trust 2023-B A4, 5.460%, 03/17/2031	155,865	0.0
1,500,000	John Deere Owner Trust 2024 2024-A A4, 4.910%, 02/18/2031	1,491,676	0.1
		1,647,541	0.1

	Total Asset-Backed Securities
	(Cost $13,830,744)	13,821,179	0.9

MUNICIPAL BONDS: 0.5%
	California: 0.0%
175,000	State of California, 7.550%, 04/01/2039	208,347	0.0

	Connecticut: 0.2%
2,195,000	State of Connecticut A, 5.850%, 03/15/2032	2,321,226	0.2

	New Jersey: 0.1%
2,012,000	New Jersey Turnpike Authority A, 7.102%, 01/01/2041	2,301,348	0.1

	New York: 0.2%
2,055,000	Metropolitan Transportation Authority E, 6.814%, 11/15/2040	2,255,065	0.1
Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	New York: (continued)
1,370,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	$1,310,989	0.1
		3,566,054	0.2

	Total Municipal Bonds
	(Cost $8,385,579)	8,396,975	0.5

	Total Long-Term Investments
	(Cost $1,523,659,434)	1,454,339,788	92.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 24.5%
	Commercial Paper: 14.9%
14,000,000	American Honda Finance Corp., 5.910%, 09/10/2024	13,839,017	0.9
30,000,000	Barton Capital, 16.010%, 07/01/2024	29,986,665	1.9
30,000,000	Concord Minutemen Capital Co. LLC, 10.900%, 07/02/2024	29,982,148	1.9
31,000,000	Duke Energy Co., 16.550%, 07/01/2024	30,985,987	2.0
10,000,000	Entergy Corp., 6.160%, 07/22/2024	9,963,116	0.6
19,775,000	Enterprise, 16.460%, 07/01/2024	19,766,061	1.3
4,000,000	Intel Corp., 6.010%, 07/25/2024	3,983,639	0.3
20,800,000	Johnson Controls International plc, 16.430%, 07/01/2024	20,790,667	1.3
35,000,000	Jupiter Securitization, 15.850%, 07/01/2024	34,984,600	2.2
30,000,000	Linde, Inc., 16.060%, 07/01/2024	29,986,839	1.9
10,000,000	Volkswagen Group, 7.160%, 07/08/2024	9,984,382	0.6
	Total Commercial Paper
	(Cost $234,359,430)	234,253,121	14.9

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.2%
3,341,217 (6)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $3,342,714, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $3,408,041, due 10/01/27-01/01/57)	$3,341,217	0.2
10,908,365 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $10,913,233, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,126,532, due 08/08/24-04/20/74)	10,908,365	0.7
10,763,869 (6)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $10,768,593, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $10,979,183, due 07/01/24-09/09/49)	10,763,869	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
10,000,000 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $10,004,479, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $10,180,498, due 10/15/25-02/15/53)	$10,000,000	0.6
	Total Repurchase Agreements
	(Cost $35,013,451)	35,013,451	2.2

	Time Deposits: 0.7%
1,110,000 (6)	BNP Paribas SA, 5.290%, 07/01/2024	1,110,000	0.1
1,110,000 (6)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024	1,110,000	0.1
1,100,000 (6)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024	1,100,000	0.1
1,040,000 (6)	DZ Bank AG, 5.300%, 07/01/2024	1,040,000	0.0
1,070,000 (6)	HSBC Bank PLC, 5.380%, 07/01/2024	1,070,000	0.1
940,000 (6)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024	940,000	0.0
1,070,000 (6)	Mizuho Bank Ltd., 5.320%, 07/01/2024	1,070,000	0.1
1,110,000 (6)	Royal Bank of Canada, 5.320%, 07/01/2024	1,110,000	0.1
1,080,000 (6)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024	1,080,000	0.1
1,000,000 (6)	Svenska Handelsbanken AB, 5.310%, 07/01/2024	1,000,000	0.0
	Total Time Deposits
	(Cost $10,630,000)	10,630,000	0.7

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.7%
104,886,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $104,886,000)	$104,886,000	6.7

	Total Short-Term Investments
	(Cost $384,888,881)	$384,782,572	24.5
	Total Investments in Securities
	(Cost $1,908,548,315)	$1,839,122,360	117.0
	Liabilities in Excess of
	Other Assets	(266,765,404)	(17.0)
	Net Assets	$1,572,356,956	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Security, or a portion of the security, is on loan.

(2)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.

As such, the FHFA oversees the continuing affairs of these companies.

(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.

(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.

(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)	Rate shown is the 7-day yield as of June 30, 2024.

Reference Rate Abbreviations:

RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y

TSFR1M	1-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$565,970,655	$—	$565,970,655
U.S. Government Agency Obligations	—	409,051,660	—	409,051,660
Corporate Bonds/Notes	—	396,774,025	—	396,774,025
Sovereign Bonds	—	34,716,024	—	34,716,024
Commercial Mortgage-Backed Securities	—	25,609,270	—	25,609,270
Asset-Backed Securities	—	13,821,179	—	13,821,179
Municipal Bonds	—	8,396,975	—	8,396,975
Short-Term Investments	104,886,000	279,896,572	—	384,782,572
Total Investments, at fair value	$104,886,000	$1,734,236,360	$—	$1,839,122,360
Other Financial Instruments+
Futures	1,608,250	—	—	1,608,250
Total Assets	$106,494,250	$1,734,236,360	$—	$1,840,730,610
Liabilities Table
Other Financial Instruments+
Futures	$(94,728)	$—	$—	$(94,728)
Total Liabilities	$(94,728)	$—	$—	$(94,728)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	520	09/19/24	$57,191,875	$456,247
U.S. Treasury Long Bond	60	09/19/24	7,098,750	129,246
U.S. Treasury Ultra 10-Year Note	159	09/19/24	18,051,469	118,905
U.S. Treasury Ultra Long Bond	651	09/19/24	81,598,781	903,852
			$163,940,875	$1,608,250
Short Contracts:
U.S. Treasury 2-Year Note	(53)	09/30/24	(10,823,594)	(34,055)
U.S. Treasury 5-Year Note	(319)	09/30/24	(33,998,422)	(60,673)
			$(44,822,016)	$(94,728)

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,608,250
Total Asset Derivatives		$1,608,250

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$94,728
Total Liability Derivatives		$94,728

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(199,807)	$(199,807)
Interest rate contracts	(1,092,251)	—	(1,092,251)

Total	$(1,092,251)	$(199,807)	$(1,292,058)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$237,732	$237,732
Interest rate contracts	(875,372)	—	(875,372)
Total	$(875,372)	$237,732	$(637,640)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,916,419,452.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,190,824
Gross Unrealized Depreciation	(80,974,394)
Net Unrealized Depreciation	$(75,783,570)

See Accompanying Notes to Financial Statements

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIPALL (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I and S

Domestic Equity Index Portfolios

■	Voya Index Plus LargeCap Portfolio

■	Voya Index Plus MidCap Portfolio

■	Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT
voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www. voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$882,220,961	$482,995,144	$218,302,455
Short-term investments at fair value†	4,760,689	5,836,147	5,283,084
Cash	230,714	150,714	65,329
Cash collateral for futures contracts	377,600	392,600	175,500
Receivables:
Investment securities sold	–	–	2,801,696
Fund shares sold	130,080	48,857	118,495
Dividends	596,191	490,880	209,270
Interest	123	250	42
Foreign tax reclaims	348	492	–
Variation margin on futures contracts	–	18,450	33,075
Prepaid expenses	3,195	2,004	964
Reimbursement due from Investment Adviser	–	26,382	2,195
Other assets	81,442	51,212	24,839
Total assets	888,401,343	490,013,132	227,016,944

LIABILITIES:
Payable for fund shares redeemed	399,201	217,851	131,171
Payable upon receipt of securities loaned	277,689	857,147	5,155,084
Variation margin payable on futures contracts	6,051	–	–
Payable for investment management fees	324,431	201,176	91,508
Payable for distribution and shareholder service fees	21,044	9,799	6,894
Payable to trustees under the deferred compensation plan (Note 6)	81,442	51,212	24,839
Payable for trustee fees	850	4,668	3,550
Other accrued expenses and liabilities	420,515	257,576	138,029
Total liabilities	1,531,223	1,599,429	5,551,075
NET ASSETS	$886,870,120	$488,413,703	$221,465,869

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$575,495,614	$394,579,975	$188,024,220
Total distributable earnings	311,374,506	93,833,728	33,441,649
NET ASSETS	$886,870,120	$488,413,703	$221,465,869

+ Including securities loaned at value	$271,615	$832,175	$4,955,356
* Cost of investments in securities	$615,326,797	$419,508,343	$195,884,540
† Cost of short-term investments	$4,760,689	$5,836,147	$5,283,084

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
Class ADV
Net assets	$1,394,547	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	51,165	n/a	n/a
Net asset value and redemption price per share	$27.26	n/a	n/a

Class I
Net assets	$788,573,321	$444,071,591	$190,302,061
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	28,430,356	22,605,574	9,098,303
Net asset value and redemption price per share	$27.74	$19.64	$20.92

Class S
Net assets	$96,902,252	$44,342,112	$31,163,808
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,540,055	2,308,916	1,511,479
Net asset value and redemption price per share	$27.37	$19.20	$20.62

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,852,462	$4,073,691	$2,178,758
Interest	11,304	7,232	8,642
Securities lending income, net	900	5,364	32,720
Other	2,607	1,529	712
Total investment income	5,867,273	4,087,816	2,220,832

EXPENSES:
Investment management fees	1,907,783	1,231,086	568,887
Distribution and shareholder service fees:
Class ADV	3,408	—	—
Class S	122,324	61,194	43,434
Transfer agent fees:
Class ADV	422	—	—
Class I	232,277	261,538	134,372
Class S	30,312	28,908	24,204
Shareholder reporting expense	7,170	1,790	5,725
Professional fees	34,310	15,445	6,734
Custody and accounting expense	28,760	23,865	16,380
Trustee fees	12,740	5,410	1,810
Licensing fee (Note 7)	84,174	42,973	22,754
Miscellaneous expense	23,015	11,343	6,821
Total expenses	2,486,695	1,683,552	831,121
Waived and reimbursed fees	(20,613)	(139,548)	(102,090)
Net expenses	2,466,082	1,544,004	729,031
Net investment income	3,401,191	2,543,812	1,491,801

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	42,617,545	28,810,305	9,709,325
Futures	1,222,490	444,619	353,496
Net realized gain	43,840,035	29,254,924	10,062,821
Net change in unrealized appreciation (depreciation) on:
Investments	70,745,273	(1,404,852)	(11,812,776)
Futures	(247,890)	(279,750)	(295,564)
Net change in unrealized appreciation (depreciation)	70,497,383	(1,684,602)	(12,108,340)
Net realized and unrealized gain (loss)	114,337,418	27,570,322	(2,045,519)
Increase (decrease) in net assets resulting from operations	$117,738,609	$30,114,134	$(553,718)

* Foreign taxes withheld	$—	$—	$4,856

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$3,401,191	$7,221,893	$2,543,812	$5,105,722
Net realized gain	43,840,035	38,751,844	29,254,924	16,104,892
Net change in unrealized appreciation (depreciation)	70,497,383	128,668,677	(1,684,602)	53,689,913
Increase in net assets resulting from operations	117,738,609	174,642,414	30,114,134	74,900,527

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(70,786)	(33,272)	—	—
Class I	(42,282,007)	(20,879,022)	(19,307,860)	(20,399,404)
Class S	(5,284,111)	(2,774,726)	(2,034,984)	(2,391,148)
Total distributions	(47,636,904)	(23,687,020)	(21,342,844)	(22,790,552)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,312,290	11,503,866	970,027	3,507,036
Reinvestment of distributions	47,636,904	23,687,020	21,342,844	22,790,552
	53,949,194	35,190,886	22,312,871	26,297,588
Cost of shares redeemed	(44,587,766)	(87,517,670)	(29,539,936)	(45,306,653)
Net increase (decrease) in net assets resulting from capital share transactions	9,361,428	(52,326,784)	(7,227,065)	(19,009,065)
Net increase in net assets	79,463,133	98,628,610	1,544,225	33,100,910

NET ASSETS:
Beginning of year or period	807,406,987	708,778,377	486,869,478	453,768,568
End of year or period	$886,870,120	$807,406,987	$488,413,703	$486,869,478

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$1,491,801	$2,706,970
Net realized gain	10,062,821	7,068,405
Net change in unrealized appreciation (depreciation)	(12,108,340)	27,158,012
Increase (decrease) in net assets resulting from operations	(553,718)	36,933,387

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(8,900,950)	(8,355,877)
Class S	(1,522,156)	(1,587,373)
Total distributions	(10,423,106)	(9,943,250)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,288,110	3,550,958
Reinvestment of distributions	10,423,106	9,943,250
	12,711,216	13,494,208
Cost of shares redeemed	(15,155,269)	(25,080,698)
Net decrease in net assets resulting from capital share transactions	(2,444,053)	(11,586,490)
Net increase (decrease) in net assets	(13,420,877)	15,403,647

NET ASSETS:
Beginning of year or period	234,886,746	219,483,099
End of year or period	$221,465,869	$234,886,746

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Index Plus LargeCap Portfolio
Class ADV
06-30-24+	25.09	0.04	•	3.56	3.60	0.12	1.31	—	1.43	—	27.26	14.61	1.06	1.05	1.05	0.33	1,395	30
12-31-23	20.58	0.11	•	5.02	5.13	0.10	0.51	—	0.61	—	25.09	25.42	1.07	1.05	1.05	0.49	1,314	59
12-31-22	34.59	0.10	•	(6.73)	(6.63)	0.09	7.29	—	7.38	—	20.58	(19.44)	1.07	1.05	1.05	0.40	1,098	57
12-31-21	29.04	0.08	•	7.82	7.90	0.21	2.14	—	2.35	—	34.59	28.62	1.07	1.05	1.05	0.26	1,564	60
12-31-20	28.37	0.17	•	3.30	3.47	0.28	2.52	—	2.80	—	29.04	15.37	1.08	1.05	1.05	0.67	1,188	52
12-31-19	24.41	0.25		6.52	6.77	0.40	2.41	—	2.81	—	28.37	29.40	1.00	1.00	1.00	0.95	1,247	45
Class I
06-30-24+	25.56	0.11	•	3.63	3.74	0.25	1.31	—	1.56	—	27.74	14.89	0.56	0.55	0.55	0.83	788,573	30
12-31-23	20.96	0.23	•	5.11	5.34	0.22	0.51	—	0.73	—	25.56	26.07	0.57	0.55	0.55	0.99	707,743	59
12-31-22	35.11	0.22	•	(6.83)	(6.61)	0.25	7.29	—	7.54	—	20.96	(19.04)	0.57	0.55	0.55	0.91	617,825	57
12-31-21	29.43	0.24	•	7.92	8.16	0.34	2.14	—	2.48	—	35.11	29.25	0.57	0.55	0.55	0.76	829,418	60
12-31-20	28.77	0.30	•	3.33	3.63	0.45	2.52	—	2.97	—	29.43	15.91	0.58	0.55	0.55	1.16	755,544	52
12-31-19	24.64	0.39	•	6.59	6.98	0.44	2.41	—	2.85	—	28.77	30.05	0.50	0.50	0.50	1.44	788,581	45
Class S
06-30-24+	25.21	0.08	•	3.57	3.65	0.18	1.31	—	1.49	—	27.37	14.74	0.81	0.80	0.80	0.58	96,902	30
12-31-23	20.68	0.17	•	5.03	5.20	0.16	0.51	—	0.67	—	25.21	25.71	0.82	0.80	0.80	0.74	98,350	59
12-31-22	34.72	0.16	•	(6.75)	(6.59)	0.16	7.29	—	7.45	—	20.68	(19.23)	0.82	0.80	0.80	0.65	89,855	57
12-31-21	29.13	0.16	•	7.84	8.00	0.27	2.14	—	2.41	—	34.72	28.94	0.82	0.80	0.80	0.51	131,883	60
12-31-20	28.49	0.27		3.26	3.53	0.37	2.52	—	2.89	—	29.13	15.62	0.83	0.80	0.80	0.91	123,319	52
12-31-19	24.43	0.32	•	6.53	6.85	0.38	2.41	—	2.79	—	28.49	29.73	0.75	0.75	0.75	1.19	126,416	45
Voya Index Plus MidCap Portfolio
Class I
06-30-24+	19.29	0.11	•	1.12	1.23	0.22	0.66	—	0.88	—	19.64	6.30	0.66	0.60	0.60	1.06	444,072	30
12-31-23	17.31	0.20	•	2.68	2.88	0.20	0.70	—	0.90	—	19.29	17.52	0.68	0.60	0.60	1.13	437,514	58
12-31-22	26.18	0.20	•	(4.04)	(3.84)	0.21	4.82	—	5.03	—	17.31	(14.29)	0.68	0.60	0.60	1.02	403,373	58
12-31-21	20.75	0.20	•	5.52	5.72	0.21	0.08	—	0.29	—	26.18	27.74	0.68	0.60	0.60	0.81	517,075	63
12-31-20	19.50	0.20		1.30	1.50	0.25	—	—	0.25	—	20.75	8.25	0.74	0.60	0.60	1.03	442,016	53
12-31-19	17.22	0.23	•	4.18	4.41	0.26	1.87	—	2.14	—	19.50	27.08	0.55	0.55	0.55	1.26	468,981	38
Class S
06-30-24+	18.85	0.08	•	1.10	1.18	0.17	0.66	—	0.83	—	19.20	6.18	0.91	0.85	0.85	0.80	44,342	30
12-31-23	16.93	0.15	•	2.62	2.77	0.15	0.70	—	0.85	—	18.85	17.20	0.93	0.85	0.85	0.88	49,355	58
12-31-22	25.71	0.15	•	(3.98)	(3.83)	0.13	4.82	—	4.95	—	16.93	(14.51)	0.93	0.85	0.85	0.77	50,396	58
12-31-21	20.38	0.13	•	5.44	5.57	0.16	0.08	—	0.24	—	25.71	27.49	0.93	0.85	0.85	0.56	70,637	63
12-31-20	19.14	0.16		1.28	1.44	0.20	—	—	0.20	—	20.38	7.98	0.99	0.85	0.85	0.78	65,246	53
12-31-19	16.93	0.18	•	4.11	4.29	0.21	1.87	—	2.08	—	19.14	26.74	0.80	0.80	0.80	1.01	70,770	38
Voya Index Plus SmallCap Portfolio
Class I
06-30-24+	21.95	0.15	•	(0.17)	(0.02)	0.28	0.73	—	1.01	—	20.92	(0.19)	0.69	0.60	0.60	1.35	190,302	30
12-31-23	19.52	0.25	•	3.10	3.35	0.22	0.71	—	0.93	—	21.95	18.21	0.70	0.60	0.60	1.27	198,371	57
12-31-22	27.28	0.19	•	(4.07)	(3.88)	0.22	3.66	—	3.88	—	19.52	(14.00)	0.69	0.60	0.60	0.89	181,927	57
12-31-21	21.39	0.23	•	5.84	6.07	0.18	—	—	0.18	—	27.28	28.45	0.69	0.60	0.60	0.91	227,944	63
12-31-20	20.91	0.17	•	0.74	0.91	0.21	0.22	—	0.43	—	21.39	5.38	0.73	0.60	0.60	0.97	188,149	54
12-31-19	20.36	0.21		3.86	4.07	0.23	3.29	—	3.53	—	20.91	21.81	0.57	0.57	0.57	0.98	199,122	43
Class S
06-30-24+	21.62	0.12	•	(0.17)	(0.05)	0.22	0.73	—	0.95	—	20.62	(0.31)	0.94	0.85	0.85	1.09	31,164	30
12-31-23	19.23	0.20	•	3.05	3.25	0.16	0.71	—	0.87	—	21.62	17.89	0.95	0.85	0.85	1.01	36,515	57
12-31-22	26.91	0.14	•	(4.01)	(3.87)	0.15	3.66	—	3.81	—	19.23	(14.20)	0.94	0.85	0.85	0.64	37,556	57

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Index Plus SmallCap Portfolio (continued)
Class S (continued)
12-31-21	21.11	0.16	•	5.77	5.93	0.13	—	—	0.13	—	26.91	28.13	0.94	0.85	0.85	0.65	51,234	63
12-31-20	20.62	0.14		0.72	0.86	0.15	0.22	—	0.37	—	21.11	5.11	0.98	0.85	0.85	0.71	47,970	54
12-31-19	20.10	0.16		3.82	3.98	0.17	3.29	—	3.46	—	20.62	21.55	0.82	0.82	0.82	0.73	52,956	43

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2024, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2024, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of $7,382,775, $4,177,643 and $4,106,942, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2024.

I.   Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2024.

J. Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

K. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$252,595,298	$283,543,630
Index Plus MidCap	147,810,783	172,944,207
Index Plus SmallCap	66,612,661	75,693,871

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. Under the Plan for Class S shares, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Retirement Insurance and	Index Plus LargeCap	73.76%
Annuity Company	Index Plus MidCap	84.14
	Index Plus SmallCap	76.75

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Index Plus LargeCap	$262,870
Index Plus MidCap	290,410
Index Plus SmallCap	158,517

NOTE 7 — LICENSING FEE

The Portfolios pay an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve their respective principal investment strategies.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	June 30,
	2025	2026	2027	Total
Index Plus LargeCap	$72,537	$73,381	$—	$145,918
Index Plus MidCap	317,086	195,441	—	512,527
Index Plus SmallCap	181,484	112,925	—	294,409

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
Index Plus LargeCap
Class ADV	$—	$132	$121	$253
Class I	—	71,756	52,651	124,407
Class S	—	10,333	9,369	19,702
Index Plus MidCap
Class I	$—	$158,853	$296,657	$455,510
Class S	—	19,386	35,901	55,287
Index Plus SmallCap
Class I	$—	$97,299	$170,888	$268,187
Class S	—	19,595	32,372	51,967

The Expense Limitation Agreement is contractual through March 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the period ended June 30, 2024, the Portfolios did not utilize the line of credit.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Plus LargeCap
Class ADV
6/30/2024	3,093	—	2,704	(6,992)	—	(1,195)	83,589	—	70,786	(185,729)	—	(31,354)
12/31/2023	15,176	—	1,553	(17,736)	—	(1,007)	353,051	—	33,272	(401,749)	—	(15,426)
Class I
6/30/2024	231,488	—	1,588,355	(1,077,545)	—	742,298	6,110,311	—	42,282,007	(29,357,848)	—	19,034,470
12/31/2023	418,392	—	959,514	(3,161,163)	—	(1,783,257)	9,774,522	—	20,879,022	(72,650,947)	—	(41,997,403)
Class S
6/30/2024	4,442	—	201,070	(566,074)	—	(360,562)	118,390	—	5,284,111	(15,044,189)	—	(9,641,688)
12/31/2023	59,846	—	129,057	(633,500)	—	(444,597)	1,376,293	—	2,774,726	(14,464,974)	—	(10,313,955)
Index Plus MidCap
Class I
6/30/2024	44,491	—	962,505	(1,079,707)	—	(72,711)	881,469	—	19,307,860	(21,471,367)	—	(1,282,038)
12/31/2023	180,701	—	1,238,579	(2,039,255)	—	(619,975)	3,271,858	—	20,399,404	(36,244,534)	—	(12,573,272)
Class S
6/30/2024	4,516	—	103,720	(416,937)	—	(308,701)	88,558	—	2,034,984	(8,068,569)	—	(5,945,027)
12/31/2023	13,497	—	148,334	(520,588)	—	(358,757)	235,178	—	2,391,148	(9,062,119)	—	(6,435,793)
Index Plus SmallCap
Class I
6/30/2024	99,075	—	415,932	(454,599)	—	60,408	2,142,272	—	8,900,950	(9,804,464)	—	1,238,758
12/31/2023	163,698	—	463,958	(908,218)	—	(280,562)	3,302,165	—	8,355,877	(17,897,979)	—	(6,239,937)
Class S
6/30/2024	6,873	—	72,140	(256,415)	—	(177,402)	145,838	—	1,522,156	(5,350,805)	—	(3,682,811)
12/31/2023	12,797	—	89,329	(365,995)	—	(263,869)	248,793	—	1,587,373	(7,182,719)	—	(5,346,553)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

which are subject to offset under the Agreement as of June 30, 2024:

Index Plus LargeCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$271,615	$(271,615)	$—
Total	$271,615	$(271,615)	$—

(1)	Cash collateral with a fair value of $277,689 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus MidCap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$832,175	$(832,175)	$—
Total	$832,175	$(832,175)	$—

(1)	Cash collateral with a fair value of $857,147 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$9,294	$(9,294)	$—
BNP Paribas Prime Brokerage Intl Ltd	224,020	(224,020)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$1,020,596	$(1,020,596)	$—
BofA Securities Inc	116,733	(116,733)	—
Citadel Clearing LLC	145,429	(145,429)	—
Citigroup Global Markets Inc.	295,655	(295,655)	—
Cowen and Company LLC	93,798	(93,798)	—
Deutsche Bank Securities Inc.	386,260	(386,260)	—
HSBC Bank PLC	486,418	(486,418)	—
J.P. Morgan Securities LLC	21,353	(21,353)	—
Janney Montgomery Scott LLC	119,723	(119,723)	—
Jefferies LLC	141,968	(141,968)	—
Morgan Stanley & Co. LLC	198,159	(198,159)	—
National Bank of Canada Financial Inc	6,917	(6,917)	—
National Financial Services LLC	528,741	(528,741)	—
State Street Bank and Trust Company	6,406	(6,406)	—
UBS AG	526,688	(526,688)	—
Wells Fargo Bank NA	488,696	(488,696)	—
Wells Fargo Securities LLC	138,502	(138,502)	—
Total	$4,955,356	$(4,955,356)	$—

(1)	Cash collateral with a fair value of $5,155,084 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$6,956,198	$16,730,822	$49,460,015	$150,778,439
Index Plus MidCap	4,939,460	17,851,092	39,289,969	69,582,480
Index Plus SmallCap	2,239,612	7,703,638	16,616,198	21,681,470

The tax-basis components of distributable earnings as of December 31, 2023 were:

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
Index Plus LargeCap	$8,843,246	$38,658,399	$193,771,156	$241,272,801
Index Plus MidCap	5,874,571	15,415,940	63,771,927	85,062,438
Index Plus SmallCap	3,586,687	6,805,110	34,026,676	44,418,473

At December 31, 2023, the Portfolios did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 15 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

18

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Communication Services: 9.2%
216,992	Alphabet, Inc. - Class A	$39,525,093	4.5
250,460	AT&T, Inc.	4,786,291	0.5
128,118	Comcast Corp. - Class A	5,017,101	0.6
41,635	Iridium Communications, Inc.	1,108,324	0.1
37,949	Meta Platforms, Inc. - Class A	19,134,645	2.2
5,141 (1)	Netflix, Inc.	3,469,558	0.4
16,443	News Corp. - Class A	453,333	0.0
13,661 (1)	Roku, Inc.	818,704	0.1
12,784 (1)	Spotify Technology SA	4,011,491	0.4
36,988 (1)	TripAdvisor, Inc.	658,756	0.1
66,916	Verizon Communications, Inc.	2,759,616	0.3
		81,742,912	9.2

	Consumer Discretionary: 9.6%
166,743 (1)	Amazon.com, Inc.	32,223,085	3.6
1,513	Booking Holdings, Inc.	5,993,749	0.7
9,805 (1)	CarMax, Inc.	719,099	0.1
78,318 (1)	Coupang, Inc.	1,640,762	0.2
1,361 (1)	Deckers Outdoor Corp.	1,317,380	0.1
1,038 (2)	Dillard’s, Inc. - Class A	457,125	0.0
80,868	Ford Motor Co.	1,014,085	0.1
119,350	General Motors Co.	5,545,001	0.6
4,528 (1)	Grand Canyon Education, Inc.	633,512	0.1
14,824	Hilton Worldwide Holdings, Inc.	3,234,597	0.4
3,744	Home Depot, Inc.	1,288,835	0.1
4,642	Hyatt Hotels Corp. - Class A	705,213	0.1
10,964	KB Home	769,453	0.1
8,157 (1)	Lululemon Athletica, Inc.	2,436,496	0.3
103,431 (1)	Mattel, Inc.	1,681,788	0.2
734 (1)	MercadoLibre, Inc.	1,206,256	0.1
41,524	NIKE, Inc. - Class B	3,129,664	0.4
54,374	Nordstrom, Inc.	1,153,816	0.1
10,089	Ralph Lauren Corp.	1,766,180	0.2
22,799 (1)	Skechers USA, Inc. - Class A	1,575,867	0.2
62,842	Tapestry, Inc.	2,689,009	0.3
30,629 (1)	Tesla, Inc.	6,060,866	0.7
7,265 (1)	TopBuild Corp.	2,798,987	0.3
2,740 (1)	Ulta Beauty, Inc.	1,057,284	0.1
132,113	Wendy’s Co.	2,240,636	0.3
15,931	Wynn Resorts Ltd.	1,425,824	0.2
		84,764,569	9.6

	Consumer Staples: 5.7%
115,862	Altria Group, Inc.	5,277,514	0.6
44,596 (1)	BellRing Brands, Inc.	2,548,215	0.3
31,493	Coca-Cola Co.	2,004,529	0.2
2,211	Coca-Cola Consolidated, Inc.	2,398,935	0.3
78,961	Colgate-Palmolive Co.	7,662,375	0.9
7,215	Costco Wholesale Corp.	6,132,678	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
13,040	Ingredion, Inc.	$1,495,688	0.2
8,749	Molson Coors Beverage Co. - Class B	444,712	0.0
43,665 (1)	Monster Beverage Corp.	2,181,067	0.2
50,394	PepsiCo, Inc.	8,311,482	0.9
17,118 (1)	Performance Food Group Co.	1,131,671	0.1
58,645	Philip Morris International, Inc.	5,942,498	0.7
11,089	Procter & Gamble Co.	1,828,798	0.2
6,304	Sysco Corp.	450,043	0.1
51,573 (1)	US Foods Holding Corp.	2,732,338	0.3
		50,542,543	5.7

	Energy: 3.9%
146,572	Baker Hughes Co.	5,154,937	0.6
31,587	Civitas Resources, Inc.	2,179,503	0.2
60,646	ConocoPhillips	6,936,689	0.8
16,560	Coterra Energy, Inc.	441,655	0.0
73,498	Exxon Mobil Corp.	8,461,090	1.0
13,072	Marathon Petroleum Corp.	2,267,731	0.3
46,468	ONEOK, Inc.	3,789,465	0.4
20,081	Phillips 66	2,834,835	0.3
17,514	Valero Energy Corp.	2,745,495	0.3
		34,811,400	3.9

	Financials: 11.2%
12,026	Ameriprise Financial, Inc.	5,137,387	0.6
6,704	Aon PLC - Class A	1,968,160	0.2
16,617	Ares Management Corp. - Class A	2,214,714	0.2
13,214	Axis Capital Holdings Ltd.	933,569	0.1
20,702 (1)	Berkshire Hathaway, Inc. - Class B	8,421,574	0.9
12,206 (1)	Block, Inc.	787,165	0.1
6,105	Brown & Brown, Inc.	545,848	0.1
27,087	Capital One Financial Corp.	3,750,195	0.4
23,462	Cboe Global Markets, Inc.	3,989,948	0.5
117,987	Citigroup, Inc.	7,487,455	0.8
32,843	CME Group, Inc.	6,456,934	0.7
40,497	CNO Financial Group, Inc.	1,122,577	0.1
78,879	Equitable Holdings, Inc.	3,222,996	0.4
15,526	Essent Group Ltd.	872,406	0.1
7,666	First American Financial Corp.	413,581	0.0
29,522 (1)	Fiserv, Inc.	4,399,959	0.5
5,961	Globe Life, Inc.	490,471	0.1
3,995	Goldman Sachs Group, Inc.	1,807,018	0.2

See Accompanying Notes to Financial Statements

19

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
35,108	Hartford Financial Services Group, Inc.	$3,529,758	0.4
8,076	International Bancshares Corp.	462,028	0.1
25,751	JPMorgan Chase & Co.	5,208,397	0.6
48,590	Loews Corp.	3,631,617	0.4
7,019	Marsh & McLennan Cos., Inc.	1,479,044	0.2
47,227	MetLife, Inc.	3,314,863	0.4
61,504	MGIC Investment Corp.	1,325,411	0.1
3,521	MSCI, Inc.	1,696,242	0.2
11,972	OneMain Holdings, Inc.	580,522	0.1
255,953	Rithm Capital Corp.	2,792,447	0.3
30,418	SLM Corp.	632,390	0.1
89,172	Synchrony Financial	4,208,027	0.5
20,889 (1)	Toast, Inc. - Class A	538,309	0.1
32,896	Tradeweb Markets, Inc. - Class A	3,486,976	0.4
75,127	Truist Financial Corp.	2,918,684	0.3
18,589	Unum Group	950,084	0.1
136,741	Wells Fargo & Co.	8,121,048	0.9
		98,897,804	11.2

	Health Care: 11.5%
13,912	AbbVie, Inc.	2,386,186	0.3
24,499	Agilent Technologies, Inc.	3,175,805	0.4
70,445	Bristol-Myers Squibb Co.	2,925,581	0.3
54,400 (1)	Centene Corp.	3,606,720	0.4
10,647	Cigna Group	3,519,579	0.4
57,605	CVS Health Corp.	3,402,151	0.4
17,493 (1)	Dexcom, Inc.	1,983,356	0.2
22,561 (1)	Edwards Lifesciences Corp.	2,083,960	0.2
24,226 (1)	Elanco Animal Health, Inc.	349,581	0.0
7,340	Elevance Health, Inc.	3,977,253	0.4
8,452	Eli Lilly & Co.	7,652,272	0.9
96,218 (1)	Exelixis, Inc.	2,162,019	0.2
18,099	GE HealthCare Technologies, Inc.	1,410,274	0.2
47,666	Gilead Sciences, Inc.	3,270,364	0.4
39,047 (1)	Incyte Corp.	2,367,029	0.3
4,405 (1)	Inspire Medical Systems, Inc.	589,521	0.1
4,375 (1)	Insulet Corp.	882,875	0.1
59,457	Johnson & Johnson	8,690,235	1.0
23,237 (1)	Lantheus Holdings, Inc.	1,865,699	0.2
2,832	McKesson Corp.	1,654,001	0.2
14,563	Medtronic PLC	1,146,254	0.1
89,586	Merck & Co., Inc.	11,090,747	1.2
6,818 (1)	Molina Healthcare, Inc.	2,026,991	0.2
4,000 (1)	Natera, Inc.	433,160	0.0
12,679 (1)	Neurocrine Biosciences, Inc.	1,745,518	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
16,535 (1)	Progyny, Inc.	$473,066	0.1
4,604 (1)	Regeneron Pharmaceuticals, Inc.	4,838,942	0.5
6,704	Stryker Corp.	2,281,036	0.3
10,036	Thermo Fisher Scientific, Inc.	5,549,908	0.6
16,270	UnitedHealth Group, Inc.	8,285,660	0.9
12,734 (1)	Vertex Pharmaceuticals, Inc.	5,968,681	0.7
3,339	Zoetis, Inc.	578,849	0.1
		102,373,273	11.5

	Industrials: 8.5%
10,312	3M Co.	1,053,783	0.1
9,711	Acuity Brands, Inc.	2,344,624	0.3
11,878	Advanced Drainage Systems, Inc.	1,905,112	0.2
184,556 (1)	American Airlines Group, Inc.	2,091,020	0.2
27,340	AMETEK, Inc.	4,557,851	0.5
7,727	Avis Budget Group, Inc.	807,626	0.1
6,012	Cintas Corp.	4,209,963	0.5
65,607 (1)	Copart, Inc.	3,553,275	0.4
63,659 (1)	Core & Main, Inc. - Class A	3,115,472	0.3
46,763	CSX Corp.	1,564,222	0.2
60,964	Delta Air Lines, Inc.	2,892,132	0.3
7,335	Donaldson Co., Inc.	524,893	0.1
6,131	Equifax, Inc.	1,486,522	0.2
77,253	Fortive Corp.	5,724,447	0.6
52,778 (1)	Gates Industrial Corp. PLC	834,420	0.1
75,715	Genpact Ltd.	2,437,266	0.3
10,181	Graco, Inc.	807,150	0.1
38,310	Ingersoll Rand, Inc.	3,480,080	0.4
25,645	Johnson Controls International PLC	1,704,623	0.2
13,664	Old Dominion Freight Line, Inc.	2,413,062	0.3
20,109	Owens Corning	3,493,336	0.4
5,590	Parker-Hannifin Corp.	2,827,478	0.3
30,270	Pentair PLC	2,320,801	0.3
3,674	Regal Rexnord Corp.	496,798	0.0
5,368	Rockwell Automation, Inc.	1,477,703	0.2
17,955	Rollins, Inc.	876,025	0.1
78,874	SS&C Technologies Holdings, Inc.	4,943,034	0.6
15,401	Stanley Black & Decker, Inc.	1,230,386	0.1
40,629 (1)	Uber Technologies, Inc.	2,952,916	0.3
3,572	United Rentals, Inc.	2,310,120	0.3
18,017	Watts Water Technologies, Inc. - Class A	3,303,777	0.4
6,822	WESCO International, Inc.	1,081,423	0.1

See Accompanying Notes to Financial Statements

20

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,733	Westinghouse Air Brake Technologies Corp.	$431,951	0.0
		75,253,291	8.5

	Information Technology: 33.3%
10,879 (1)	Adobe, Inc.	6,043,720	0.7
16,299 (1)	Advanced Micro Devices, Inc.	2,643,861	0.3
265,975	Apple, Inc.	56,019,655	6.3
37,513	Applied Materials, Inc.	8,852,693	1.0
6,012	Broadcom, Inc.	9,652,446	1.1
7,784	Broadridge Financial Solutions, Inc.	1,533,448	0.2
11,396 (1)	Cadence Design Systems, Inc.	3,507,119	0.4
61,804	Cisco Systems, Inc.	2,936,308	0.3
26,967 (1)	DocuSign, Inc.	1,442,734	0.2
59,345 (1)	Dropbox, Inc. - Class A	1,333,482	0.1
18,765 (1)	Dynatrace, Inc.	839,546	0.1
10,470 (1)	F5, Inc.	1,803,248	0.2
23,269 (1)	Gitlab, Inc. - Class A	1,156,935	0.1
113,238	Hewlett Packard Enterprise Co.	2,397,248	0.3
8,977	Intuit, Inc.	5,899,774	0.7
21,234 (1)	Keysight Technologies, Inc.	2,903,749	0.3
8,754	KLA Corp.	7,217,761	0.8
3,760	Lam Research Corp.	4,003,836	0.4
2,968	Mastercard, Inc. - Class A	1,309,363	0.1
133,200	Microsoft Corp.	59,533,740	6.7
4,476	Monolithic Power Systems, Inc.	3,677,840	0.4
32,371	NetApp, Inc.	4,169,385	0.5
495,329	NVIDIA Corp.	61,192,945	6.9
2,462 (1)	Palo Alto Networks, Inc.	834,643	0.1
59,266 (1)	PayPal Holdings, Inc.	3,439,206	0.4
27,219 (1)	Pure Storage, Inc. - Class A	1,747,732	0.2
37,417	Qualcomm, Inc.	7,452,718	0.8
27,015	Salesforce, Inc.	6,945,556	0.8
51,314 (1)	SentinelOne, Inc. - Class A	1,080,160	0.1
9,678 (1)	ServiceNow, Inc.	7,613,392	0.9
5,058	Skyworks Solutions, Inc.	539,082	0.1
11,094 (1)	Snowflake, Inc. - Class A	1,498,688	0.2
880 (1)	Super Micro Computer, Inc.	721,028	0.1
1,105 (1)	Synopsys, Inc.	657,541	0.1
42,253	Visa, Inc. - Class A	11,090,145	1.2
5,293 (1)	Workday, Inc. - Class A	1,183,303	0.1
11,637 (1)	Zoom Video Communications, Inc. - Class A	688,794	0.1
		295,562,824	33.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 2.1%
15,027	Berry Global Group, Inc.	$884,339	0.1
17,381	Dow, Inc.	922,062	0.1
78,506	Element Solutions, Inc.	2,129,083	0.2
30,313	Freeport-McMoRan, Inc.	1,473,212	0.2
5,651	Louisiana-Pacific Corp.	465,247	0.1
2,807	Nucor Corp.	443,730	0.1
33,716	PPG Industries, Inc.	4,244,507	0.5
19,853	RPM International, Inc.	2,137,771	0.2
18,834	Sherwin-Williams Co.	5,620,631	0.6
		18,320,582	2.1

	Real Estate: 2.0%
80,227	Brixmor Property Group, Inc.	1,852,442	0.2
10,819 (1)	CBRE Group, Inc. - Class A	964,081	0.1
18,317	COPT Defense Properties	458,475	0.0
33,724	Equity Residential	2,338,422	0.3
163,881	Host Hotels & Resorts, Inc.	2,946,580	0.3
43,451	Invitation Homes, Inc.	1,559,456	0.2
5,870	Iron Mountain, Inc.	526,069	0.1
7,539 (1)	Jones Lang LaSalle, Inc.	1,547,606	0.2
181,385	Park Hotels & Resorts, Inc.	2,717,147	0.3
43,449	Regency Centers Corp.	2,702,528	0.3
		17,612,806	2.0

	Utilities: 2.5%
24,405	Black Hills Corp.	1,327,144	0.1
81,182	Edison International	5,829,679	0.7
8,532	Entergy Corp.	912,924	0.1
59,881	Evergy, Inc.	3,171,897	0.4
34,997	National Fuel Gas Co.	1,896,488	0.2
40,428	NorthWestern Corp.	2,024,634	0.2
300,555	PG&E Corp.	5,247,690	0.6
25,355	Sempra Energy	1,928,501	0.2
		22,338,957	2.5
	Total Common Stock (Cost $615,326,797)	882,220,961	99.5

See Accompanying Notes to Financial Statements

21

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.0%
277,689 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $277,813, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $283,243, due 08/08/24-04/20/74)	$277,689	0.0
	Total Repurchase Agreements (Cost $277,689)	277,689	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
4,483,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $4,483,000)	$4,483,000	0.5
	Total Short-Term Investments (Cost $4,760,689)	4,760,689	0.5
	Total Investments in Securities (Cost $620,087,486)	$886,981,650	100.0
	Liabilities in Excess of Other Assets	(111,530)	0.0
	Net Assets	$886,870,120	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

22

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$882,220,961	$—	$—	$882,220,961
Short-Term Investments	4,483,000	277,689	—	4,760,689
Total Investments, at fair value	$886,703,961	$277,689	$—	$886,981,650
Liabilities Table
Other Financial Instruments+
Futures	$(10,933)	$—	$—	$(10,933)
Total Liabilities	$(10,933)	$—	$—	$(10,933)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P 500 E-Mini	12	09/20/24	$3,312,900	$(10,933)
			$3,312,900	$(10,933)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$10,933
Total Liability Derivatives		$10,933

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,222,490
Total	$1,222,490

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(247,890)
Total	$(247,890)

See Accompanying Notes to Financial Statements

23

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $622,702,177.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$285,281,369
Gross Unrealized Depreciation	(21,012,829)
Net Unrealized Appreciation	$264,268,540

See Accompanying Notes to Financial Statements

24

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 1.2%
62,404	Iridium Communications, Inc.	$1,661,194	0.3
35,423	New York Times Co. - Class A	1,814,012	0.4
9,374 (1)	Roku, Inc.	561,784	0.1
90,986	TEGNA, Inc.	1,268,345	0.3
20,897 (1)	TripAdvisor, Inc.	372,176	0.1
		5,677,511	1.2

	Consumer Discretionary: 15.1%
39,028	ADT, Inc.	296,613	0.1
29,954	BorgWarner, Inc.	965,717	0.2
19,112	Boyd Gaming Corp.	1,053,071	0.2
1,878 (1)	Burlington Stores, Inc.	450,720	0.1
4,010 (1)	CarMax, Inc.	294,093	0.1
24,399 (1)	Coupang, Inc.	511,159	0.1
19,680 (1)	Crocs, Inc.	2,872,099	0.6
1,252 (1)	Deckers Outdoor Corp.	1,211,873	0.2
8,942	Dick’s Sporting Goods, Inc.	1,921,189	0.4
570	Dillard’s, Inc. - Class A	251,022	0.0
6,711 (1)	Duolingo, Inc.	1,400,384	0.3
13,619 (1)	Five Below, Inc.	1,484,062	0.3
2,593 (1)	Floor & Decor Holdings, Inc. - Class A	257,770	0.0
34,372 (1)	GameStop Corp. - Class A	848,645	0.2
35,870	Gap, Inc.	856,934	0.2
112,939	Gentex Corp.	3,807,174	0.8
42,941 (1)	Goodyear Tire & Rubber Co.	487,380	0.1
2,431	Graham Holdings Co. - Class B	1,700,606	0.3
18,596 (1)	Grand Canyon Education, Inc.	2,601,766	0.5
33,114	H&R Block, Inc.	1,795,772	0.4
18,402	Harley-Davidson, Inc.	617,203	0.1
33,581 (1)	Hilton Grand Vacations, Inc.	1,357,680	0.3
16,127	Hyatt Hotels Corp. - Class A	2,450,014	0.5
35,562	KB Home	2,495,741	0.5
21,513	Kohl’s Corp.	494,584	0.1
22,328	Lear Corp.	2,550,081	0.5
17,692 (1)	Light & Wonder, Inc.	1,855,537	0.4
4,632	Lithia Motors, Inc.	1,169,348	0.2
9,833	LKQ Corp.	408,955	0.1
77,469	Macy’s, Inc.	1,487,405	0.3
144,932 (1)	Mattel, Inc.	2,356,594	0.5
12,468 (1)	MGM Resorts International	554,078	0.1
88,642	Nordstrom, Inc.	1,880,983	0.4
42 (1)	NVR, Inc.	318,720	0.1
12,552	PVH Corp.	1,328,880	0.3
7,678	Ralph Lauren Corp.	1,344,111	0.3
52,221 (1)	Skechers USA, Inc. - Class A	3,609,516	0.7
32,778	Tapestry, Inc.	1,402,571	0.3
61,985 (1)	Taylor Morrison Home Corp.	3,436,448	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
14,843	Texas Roadhouse, Inc.	$2,548,692	0.5
16,460	Toll Brothers, Inc.	1,895,863	0.4
11,718 (1)	TopBuild Corp.	4,514,594	0.9
105,571 (1)	Under Armour, Inc. - Class A	704,159	0.1
3,415 (1)	Visteon Corp.	364,381	0.1
140,768	Wendy’s Co.	2,387,425	0.5
12,256	Williams-Sonoma, Inc.	3,460,727	0.7
3,173	Wingstop, Inc.	1,341,100	0.3
5,228	Wynn Resorts Ltd.	467,906	0.1
		73,871,345	15.1

	Consumer Staples: 4.8%
62,067 (1)	BellRing Brands, Inc.	3,546,508	0.7
8,606 (1)	BJ’s Wholesale Club Holdings, Inc.	755,951	0.1
2,817 (1)	Boston Beer Co., Inc. - Class A	859,326	0.2
926	Casey’s General Stores, Inc.	353,325	0.1
25,869 (1)	Celsius Holdings, Inc.	1,476,861	0.3
2,771	Coca-Cola Consolidated, Inc.	3,006,535	0.6
9,219 (1)	Darling Ingredients, Inc.	338,798	0.1
7,767 (1)	e.l.f. Beauty, Inc.	1,636,662	0.3
24,607	Ingredion, Inc.	2,822,423	0.6
5,476	Molson Coors Beverage Co. - Class B	278,345	0.1
57,470 (1)	Performance Food Group Co.	3,799,342	0.8
82,512 (1)	US Foods Holding Corp.	4,371,486	0.9
		23,245,562	4.8

	Energy: 5.8%
65,254 (1)	Antero Resources Corp.	2,129,238	0.4
56,386	Baker Hughes Co.	1,983,096	0.4
34,392	ChampionX Corp.	1,142,158	0.2
3,346	Chord Energy Corp.	561,057	0.1
47,453	Civitas Resources, Inc.	3,274,257	0.7
51,851	Coterra Energy, Inc.	1,382,866	0.3
5,468	Diamondback Energy, Inc.	1,094,639	0.2
75,949	Equitrans Midstream Corp.	985,818	0.2
41,218	Halliburton Co.	1,392,344	0.3
14,455	HF Sinclair Corp.	771,030	0.2
55,818	Matador Resources Co.	3,326,753	0.7
80,763	Murphy Oil Corp.	3,330,666	0.7
3,043	ONEOK, Inc.	248,157	0.0
22,051	Ovintiv, Inc.	1,033,530	0.2
49,307	PBF Energy, Inc. - Class A	2,269,108	0.5
22,283	Permian Resources Corp.	359,871	0.1

See Accompanying Notes to Financial Statements

25

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
7,683	Range Resources Corp.	$257,611	0.0
1,146 (2)	Texas Pacific Land Corp.	841,473	0.2
14,446 (1)	Weatherford International PLC	1,768,913	0.4
		28,152,585	5.8

	Financials: 15.9%
11,782	Affiliated Managers Group, Inc.	1,840,702	0.4
52,759	Ally Financial, Inc.	2,092,950	0.4
29,288	American Financial Group, Inc.	3,603,010	0.7
4,050	Ameriprise Financial, Inc.	1,730,119	0.3
68,091	Annaly Capital Management, Inc.	1,297,814	0.3
10,640	Ares Management Corp. - Class A	1,418,099	0.3
16,291	Axis Capital Holdings Ltd.	1,150,959	0.2
16,466	Bank OZK	675,106	0.1
5,489 (1)	Block, Inc.	353,986	0.1
9,761	Cadence Bank	276,041	0.1
5,535	Cboe Global Markets, Inc.	941,282	0.2
19,597	Citizens Financial Group, Inc.	706,080	0.1
95,710	CNO Financial Group, Inc.	2,653,081	0.5
42,329	Commerce Bancshares, Inc.	2,361,112	0.5
29,839	East West Bancorp, Inc.	2,185,110	0.4
113,416	Equitable Holdings, Inc.	4,634,178	0.9
52,388	Essent Group Ltd.	2,943,682	0.6
9,122	Evercore, Inc. - Class A	1,901,298	0.4
5,764	Fidelity National Financial, Inc.	284,857	0.1
46,017	First American Financial Corp.	2,482,617	0.5
143,914	First Horizon Corp.	2,269,524	0.5
3,236	Globe Life, Inc.	266,258	0.1
48,358	Hancock Whitney Corp.	2,312,963	0.5
6,838	Hartford Financial Services Group, Inc.	687,492	0.1
8,480	Interactive Brokers Group, Inc. - Class A	1,039,648	0.2
40,155	International Bancshares Corp.	2,297,268	0.5
66,451	Jefferies Financial Group, Inc.	3,306,602	0.7
20,352	Loews Corp.	1,521,108	0.3
143,713	MGIC Investment Corp.	3,097,015	0.6
1,304	MSCI, Inc.	628,202	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
25,616	OneMain Holdings, Inc.	$1,242,120	0.2
38,520	Prosperity Bancshares, Inc.	2,355,113	0.5
22,018	Reinsurance Group of America, Inc.	4,519,635	0.9
1,246	RenaissanceRe Holdings Ltd.	278,493	0.1
125,975	Rithm Capital Corp.	1,374,387	0.3
89,640	SLM Corp.	1,863,616	0.4
100,283	Starwood Property Trust, Inc.	1,899,360	0.4
38,612	Synchrony Financial	1,822,100	0.4
29,458 (1)	Toast, Inc. - Class A	759,133	0.2
9,279	Tradeweb Markets, Inc. - Class A	983,574	0.2
30,470 (1)	UMB Financial Corp.	2,541,807	0.5
72,111	Unum Group	3,685,593	0.8
1,677 (1)	WEX, Inc.	297,064	0.1
6,154	Wintrust Financial Corp.	606,538	0.1
6,507	Zions Bancorp NA	282,209	0.1
		77,468,905	15.9

	Health Care: 9.4%
22,267 (1)	10X Genomics, Inc. - Class A	433,093	0.1
8,653	Agilent Technologies, Inc.	1,121,688	0.2
8,936 (1)	BioMarin Pharmaceutical, Inc.	735,701	0.2
25,549	Bruker Corp.	1,630,282	0.3
10,865	Cardinal Health, Inc.	1,068,247	0.2
17,887 (1)	Centene Corp.	1,185,908	0.2
70,585 (1)	Doximity, Inc. - Class A	1,974,263	0.4
32,912 (1)	Elanco Animal Health, Inc.	474,920	0.1
15,568 (1)	Envista Holdings Corp.	258,896	0.1
125,417 (1)	Exelixis, Inc.	2,818,120	0.6
4,012 (1)	GRAIL, Inc.	61,664	0.0
9,825 (1)	Haemonetics Corp.	812,822	0.2
28,862 (1)	Halozyme Therapeutics, Inc.	1,511,214	0.3
13,659 (1)	HealthEquity, Inc.	1,177,406	0.2
23,689 (1)	Illumina, Inc.	2,472,658	0.5
18,076 (1)	Incyte Corp.	1,095,767	0.2
3,270 (1)	Inspire Medical Systems, Inc.	437,624	0.1
1,773 (1)	Insulet Corp.	357,791	0.1
19,914 (1)	Jazz Pharmaceuticals PLC	2,125,421	0.4
30,550 (1)	Lantheus Holdings, Inc.	2,452,860	0.5
28,200 (1)	LivaNova PLC	1,545,924	0.3
4,305 (1)	Medpace Holdings, Inc.	1,773,014	0.4
5,214 (1)	Molina Healthcare, Inc.	1,550,122	0.3
3,980 (1)	Natera, Inc.	430,994	0.1
30,567 (1)	Neurocrine Biosciences, Inc.	4,208,159	0.9

See Accompanying Notes to Financial Statements

26

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
66,401 (1)	Option Care Health, Inc.	$1,839,308	0.4
7,305 (1)	Penumbra, Inc.	1,314,681	0.3
53,049 (1)	Progyny, Inc.	1,517,732	0.3
17,294 (1)	Sarepta Therapeutics, Inc.	2,732,452	0.6
12,693 (1)	Tenet Healthcare Corp.	1,688,550	0.3
8,148 (1)	United Therapeutics Corp.	2,595,545	0.5
1,454 (1)	Veeva Systems, Inc. - Class A	266,097	0.1
		45,668,923	9.4

	Industrials: 21.5%
13,873	Acuity Brands, Inc.	3,349,497	0.7
21,420	Advanced Drainage Systems, Inc.	3,435,554	0.7
49,775	AECOM	4,387,168	0.9
2,492	AGCO Corp.	243,917	0.0
7,089 (1)	Alaska Air Group, Inc.	286,395	0.1
81,487 (1)	American Airlines Group, Inc.	923,248	0.2
2,399	AMETEK, Inc.	399,937	0.1
14,143	Avis Budget Group, Inc.	1,478,226	0.3
2,598 (1)	CACI International, Inc. - Class A	1,117,478	0.2
9,235	Carlisle Cos., Inc.	3,742,114	0.8
124,764 (1)	Clarivate PLC	709,907	0.1
7,227 (1)	Clean Harbors, Inc.	1,634,386	0.3
70,403 (1)	Core & Main, Inc. - Class A	3,445,523	0.7
3,153	Curtiss-Wright Corp.	854,400	0.2
23,759	Delta Air Lines, Inc.	1,127,127	0.2
51,153	Donaldson Co., Inc.	3,660,509	0.7
94,222	Dun & Bradstreet Holdings, Inc.	872,496	0.2
2,169	EMCOR Group, Inc.	791,858	0.2
2,329	EnerSys	241,098	0.0
5,584	Equifax, Inc.	1,353,897	0.3
9,625	Esab Corp.	908,889	0.2
4,815	Exponent, Inc.	458,003	0.1
20,038	Flowserve Corp.	963,828	0.2
22,479	Fortive Corp.	1,665,694	0.3
44,166	Fortune Brands Innovations, Inc.	2,868,140	0.6
35,141 (1)	Gates Industrial Corp. PLC	555,579	0.1
87,247	Genpact Ltd.	2,808,481	0.6
48,967	Graco, Inc.	3,882,104	0.8
32,812 (1)	GXO Logistics, Inc.	1,657,006	0.3
2,724	Ingersoll Rand, Inc.	247,448	0.0
22,812	ITT, Inc.	2,946,854	0.6
2,780 (1)	Kirby Corp.	332,849	0.1
7,421	Leidos Holdings, Inc.	1,082,575	0.2
1,810	Lennox International, Inc.	968,314	0.2
5,169	Lincoln Electric Holdings, Inc.	975,080	0.2
10,637	ManpowerGroup, Inc.	742,463	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
17,691 (1)	MasTec, Inc.	$1,892,760	0.4
6,094 (1)	Middleby Corp.	747,185	0.1
9,958	MSA Safety, Inc.	1,869,017	0.4
23,693	MSC Industrial Direct Co., Inc. - Class A	1,879,092	0.4
38,901	nVent Electric PLC	2,980,206	0.6
1,748	Old Dominion Freight Line, Inc.	308,697	0.1
29,612	Owens Corning	5,144,197	1.0
16,708	Pentair PLC	1,281,002	0.3
6,363	RB Global, Inc.	485,879	0.1
19,571	Regal Rexnord Corp.	2,646,391	0.5
1,631	Rockwell Automation, Inc.	448,982	0.1
21,713	Rollins, Inc.	1,059,377	0.2
19,737	Ryder System, Inc.	2,445,019	0.5
8,106 (1)	Saia, Inc.	3,844,595	0.8
35,777	Sensata Technologies Holding PLC	1,337,702	0.3
13,955	Simpson Manufacturing Co., Inc.	2,351,836	0.5
2,983 (1)	SiteOne Landscape Supply, Inc.	362,166	0.1
29,513	SS&C Technologies Holdings, Inc.	1,849,580	0.4
5,933	Stanley Black & Decker, Inc.	473,987	0.1
35,640	Terex Corp.	1,954,498	0.4
32,465	Timken Co.	2,601,420	0.5
5,192	TransUnion	385,039	0.1
586	United Rentals, Inc.	378,984	0.1
7,066	Watsco, Inc.	3,273,254	0.7
14,668	Watts Water Technologies, Inc. - Class A	2,689,671	0.5
17,173	WESCO International, Inc.	2,722,264	0.6
7,392 (1)	WillScot Mobile Mini Holdings Corp.	278,235	0.1
3,762 (1)	XPO, Inc.	399,336	0.1
		105,208,413	21.5

	Information Technology: 9.6%
25,061	Amkor Technology, Inc.	1,002,941	0.2
11,684 (1)	Arrow Electronics, Inc.	1,410,960	0.3
50,789	Avnet, Inc.	2,615,126	0.5
16,260 (1)	Cirrus Logic, Inc.	2,075,752	0.4
10,858 (1)	Coherent Corp.	786,771	0.2
21,426 (1)	CommVault Systems, Inc.	2,604,759	0.5
4,484	Concentrix Corp.	283,748	0.1
2,653 (1)	Datadog, Inc. - Class A	344,068	0.1
15,065 (1)	DocuSign, Inc.	805,977	0.2
106,733 (1)	Dropbox, Inc. - Class A	2,398,291	0.5
77,294 (1)	Dynatrace, Inc.	3,458,134	0.7
2,168 (1)	Enphase Energy, Inc.	216,171	0.0
12,956 (1)	ExlService Holdings, Inc.	406,300	0.1
7,538 (1)	F5, Inc.	1,298,270	0.3
13,857 (1)	Gitlab, Inc. - Class A	688,970	0.1

See Accompanying Notes to Financial Statements

27

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
25,272	Hewlett Packard Enterprise Co.	$535,008	0.1
6,048	Jabil, Inc.	657,962	0.1
7,338 (1)	Keysight Technologies, Inc.	1,003,471	0.2
26,290 (1)	Lattice Semiconductor Corp.	1,524,557	0.3
1,477 (1)	Manhattan Associates, Inc.	364,346	0.1
19,517	MKS Instruments, Inc.	2,548,530	0.5
2,135	Monolithic Power Systems, Inc.	1,754,287	0.4
9,304	NetApp, Inc.	1,198,355	0.2
3,204 (1)	Onto Innovation, Inc.	703,470	0.1
13,699 (1)	Paylocity Holding Corp.	1,806,213	0.4
86,866 (1)	Pure Storage, Inc. - Class A	5,577,666	1.1
36,930 (1)	Rambus, Inc.	2,170,007	0.4
9,390 (1)	RingCentral, Inc. - Class A	264,798	0.1
32,097 (1)	SentinelOne, Inc. - Class A	675,642	0.1
8,424	Skyworks Solutions, Inc.	897,830	0.2
11,140 (1)	Smartsheet, Inc. - Class A	491,051	0.1
284 (1)	Super Micro Computer, Inc.	232,695	0.0
49,525 (1)	Teradata Corp.	1,711,584	0.4
6,062	Teradyne, Inc.	898,934	0.2
4,909 (1)	Trimble, Inc.	274,511	0.1
4,846	Universal Display Corp.	1,018,871	0.2
5,807 (1)	Zoom Video Communications, Inc. - Class A	343,716	0.1
		47,049,742	9.6

	Materials: 6.1%
17,852	Alcoa Corp.	710,153	0.1
18,714	Ashland, Inc.	1,768,286	0.4
18,861	Avient Corp.	823,283	0.2
67,134 (1)	Axalta Coating Systems Ltd.	2,293,969	0.5
52,844	Berry Global Group, Inc.	3,109,869	0.6
15,000	Cabot Corp.	1,378,350	0.3
9,898	Chemours Co.	223,398	0.0
132,115 (1)	Cleveland-Cliffs, Inc.	2,033,250	0.4
41,277	Commercial Metals Co.	2,269,822	0.5
10,313	Crown Holdings, Inc.	767,184	0.1
1,314	Eagle Materials, Inc.	285,742	0.1
52,984	Element Solutions, Inc.	1,436,926	0.3
5,144 (1)	Knife River Corp.	360,800	0.1
26,516	Louisiana-Pacific Corp.	2,183,062	0.4
8,994	PPG Industries, Inc.	1,132,255	0.2
12,258	Reliance Steel & Aluminum Co.	3,500,885	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
9,043	Royal Gold, Inc.	$1,131,822	0.2
39,647	RPM International, Inc.	4,269,189	0.9
7,813	United States Steel Corp.	295,331	0.1
		29,973,576	6.1

	Real Estate: 6.7%
11,425	American Homes 4 Rent - Class A	424,553	0.1
8,206	Boston Properties, Inc.	505,161	0.1
155,793	Brixmor Property Group, Inc.	3,597,260	0.7
6,566 (1)	CBRE Group, Inc. - Class A	585,096	0.1
98,073	COPT Defense Properties	2,454,767	0.5
17,109	CubeSmart	772,814	0.2
19,177	EastGroup Properties, Inc.	3,262,008	0.7
24,819	Equity Residential	1,720,950	0.3
40,185	First Industrial Realty Trust, Inc.	1,909,189	0.4
8,656	Gaming and Leisure Properties, Inc.	391,338	0.1
72,586	Host Hotels & Resorts, Inc.	1,305,096	0.3
12,940	Invitation Homes, Inc.	464,417	0.1
3,065	Iron Mountain, Inc.	274,685	0.1
16,640 (1)	Jones Lang LaSalle, Inc.	3,415,859	0.7
67,618	Kilroy Realty Corp.	2,107,653	0.4
30,217	Lamar Advertising Co. - Class A	3,611,838	0.7
138,931	Park Hotels & Resorts, Inc.	2,081,187	0.4
23,979	Regency Centers Corp.	1,491,494	0.3
122,053	Sabra Health Care REIT, Inc.	1,879,616	0.4
7,083	STAG Industrial, Inc.	255,413	0.0
5,061	WP Carey, Inc.	278,608	0.1
		32,789,002	6.7

	Utilities: 2.8%
38,534	Black Hills Corp.	2,095,479	0.4
14,592	Edison International	1,047,851	0.2
12,095	Evergy, Inc.	640,672	0.1
51,083	National Fuel Gas Co.	2,768,188	0.6
42,070	NorthWestern Corp.	2,106,866	0.4
29,217	OGE Energy Corp.	1,043,047	0.2
35,149	ONE Gas, Inc.	2,244,264	0.5
43,992	PG&E Corp.	768,100	0.2
51,315	UGI Corp.	1,175,113	0.2
		13,889,580	2.8
	Total Common Stock (Cost $419,508,343)	482,995,144	98.9

See Accompanying Notes to Financial Statements

28

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.2%
857,147 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $857,530, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $874,290, due 08/08/24-04/20/74)	$857,147	0.2
	Total Repurchase Agreements (Cost $857,147)	857,147	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
4,979,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $4,979,000)	$4,979,000	1.0
	Total Short-Term Investments (Cost $5,836,147)	5,836,147	1.2
	Total Investments in Securities (Cost $425,344,490)	$488,831,291	100.1
	Liabilities in Excess of Other Assets	(417,588)	(0.1)
	Net Assets	$488,413,703	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

29

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$482,995,144	$—	$—	$482,995,144
Short-Term Investments	4,979,000	857,147	—	5,836,147
Total Investments, at fair value	$487,974,144	$857,147	$—	$488,831,291
Other Financial Instruments+
Futures	30,881	—	—	30,881
Total Assets	$488,005,025	$857,147	$—	$488,862,172

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	16	09/20/24	$4,732,960	$30,881
			$4,732,960	$30,881

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$30,881
Total Asset Derivatives		$30,881

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$444,619
Total	$444,619

See Accompanying Notes to Financial Statements

30

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(279,750)
Total	$(279,750)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $426,774,847.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$83,378,930
Gross Unrealized Depreciation	(21,291,605)
Net Unrealized Appreciation	$62,087,325

See Accompanying Notes to Financial Statements

31

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 2.3%
5,790 (1)	AMC Networks, Inc. - Class A	$55,931	0.0
9,883	ATN International, Inc.	225,332	0.1
20,349 (1)	Bandwidth, Inc. - Class A	343,491	0.1
23,135 (1)	Bumble, Inc. - Class A	243,149	0.1
860 (2)	Cable One, Inc.	304,440	0.1
79,710	Entravision Communications Corp. - Class A	161,811	0.1
19,819 (1)	Integral Ad Science Holding Corp.	192,641	0.1
9,670	Iridium Communications, Inc.	257,415	0.1
14,125 (1)	Liberty Latin America Ltd. - Class C	135,883	0.1
20,030 (1)	Ooma, Inc.	198,898	0.1
69,410 (1)	Playstudios, Inc.	143,679	0.1
8,161 (1)	QuinStreet, Inc.	135,391	0.0
13,595	Scholastic Corp.	482,215	0.2
8,645	Spok Holdings, Inc.	128,032	0.0
40,059 (1)	Taboola.com Ltd.	137,803	0.1
7,910	Telephone and Data Systems, Inc.	163,974	0.1
10,353 (1)	Thryv Holdings, Inc.	184,491	0.1
35,170 (1)	TripAdvisor, Inc.	626,378	0.3
29,438 (1)	Yelp, Inc.	1,087,734	0.5
		5,208,688	2.3

	Consumer Discretionary: 13.9%
12,318 (1)	1-800-Flowers.com, Inc. - Class A	117,267	0.0
11,873 (1)	Abercrombie & Fitch Co. - Class A	2,111,494	0.9
4,693	Academy Sports & Outdoors, Inc.	249,902	0.1
6,237 (1)	Adtalem Global Education, Inc.	425,426	0.2
2,117	Advance Auto Parts, Inc.	134,070	0.1
70,522 (1)	American Axle & Manufacturing Holdings, Inc.	492,949	0.2
47,463	American Eagle Outfitters, Inc.	947,361	0.4
61,895 (1)	AMMO, Inc.	103,984	0.0
4,546 (1)	Asbury Automotive Group, Inc.	1,035,897	0.5
107,001 (1)(2)	BARK, Inc.	193,672	0.1
5,611 (1)	Boot Barn Holdings, Inc.	723,426	0.3
2,547 (1)	Brinker International, Inc.	184,377	0.1
6,258	Buckle, Inc.	231,171	0.1
4,132	Caleres, Inc.	138,835	0.1
6,417	Carriage Services, Inc.	172,232	0.1
2,027 (1)	Cavco Industries, Inc.	701,687	0.3
18,462	Cheesecake Factory, Inc.	725,372	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
13,183 (1)	Cooper-Standard Holdings, Inc.	$163,997	0.1
1,147 (1)	Crocs, Inc.	167,393	0.1
70,325	Dana, Inc.	852,339	0.4
2,786 (1)	Dave & Buster’s Entertainment, Inc.	110,911	0.0
14,103 (1)(2)	European Wax Center, Inc. - Class A	140,043	0.1
29,824 (1)	Everi Holdings, Inc.	250,522	0.1
13,679 (1)	Frontdoor, Inc.	462,213	0.2
13,746 (1)	Garrett Motion, Inc.	118,078	0.0
25,206 (1)	G-III Apparel Group Ltd.	682,326	0.3
12,148	Golden Entertainment, Inc.	377,924	0.2
1,858 (1)	Green Brick Partners, Inc.	106,352	0.0
433	Group 1 Automotive, Inc.	128,722	0.1
23,469 (2)	Guess, Inc.	478,768	0.2
12,499	Haverty Furniture Cos., Inc.	316,100	0.1
2,271 (1)	Hovnanian Enterprises, Inc. - Class A	322,300	0.1
7,779	Installed Building Products, Inc.	1,599,985	0.7
34,461	Kohl’s Corp.	792,258	0.4
10,849 (1)	Lands’ End, Inc.	147,438	0.1
10,929 (1)	M/I Homes, Inc.	1,334,868	0.6
6,626	Meritage Homes Corp.	1,072,418	0.5
8,518	Monarch Casino & Resort, Inc.	580,331	0.3
24,054	Movado Group, Inc.	597,982	0.3
16,175	Nordstrom, Inc.	343,234	0.2
7,871 (1)	ODP Corp.	309,094	0.1
3,943	Oxford Industries, Inc.	394,891	0.2
14,043	Perdoceo Education Corp.	300,801	0.1
13,613	Phinia, Inc.	535,808	0.2
922	Ralph Lauren Corp.	161,405	0.1
6,312 (1)	Shake Shack, Inc. - Class A	568,080	0.3
11,798	Signet Jewelers Ltd.	1,056,865	0.5
5,268	Six Flags Entertainment Corp.	174,582	0.1
5,760	Sonic Automotive, Inc. - Class A	313,747	0.1
26,480 (1)	Sonos, Inc.	390,845	0.2
17,596	Standard Motor Products, Inc.	487,937	0.2
18,719	Steven Madden Ltd.	791,814	0.4
8,337 (1)	Stride, Inc.	587,758	0.3
7,971	Tapestry, Inc.	341,079	0.2
879 (1)	TopBuild Corp.	338,652	0.1
39,242 (1)	Tri Pointe Homes, Inc.	1,461,765	0.7
26,253 (1)	Urban Outfitters, Inc.	1,077,686	0.5
18,251 (1)	Vera Bradley, Inc.	114,251	0.0
9,116	VF Corp.	123,066	0.1
24,783 (1)	Vista Outdoor, Inc.	933,080	0.4

See Accompanying Notes to Financial Statements

 32

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
22,058	Wendy’s Co.	$374,104	0.2
3,774	Weyco Group, Inc.	114,428	0.0
		30,787,362	13.9

	Consumer Staples: 3.8%
16,616	Andersons, Inc.	824,154	0.4
18,718 (2)	B&G Foods, Inc.	151,241	0.1
5,079 (1)	BellRing Brands, Inc.	290,214	0.1
10,859 (1)	Central Garden & Pet Co.	418,072	0.2
313	Coca-Cola Consolidated, Inc.	339,605	0.1
20,811	Edgewell Personal Care Co.	836,394	0.4
9,637	Fresh Del Monte Produce, Inc.	210,568	0.1
37,591 (1)	Hain Celestial Group, Inc.	259,754	0.1
6,629	MGP Ingredients, Inc.	493,198	0.2
4,351	National Beverage Corp.	222,945	0.1
10,712 (1)	Nature’s Sunshine Products, Inc.	161,430	0.1
6,041	PriceSmart, Inc.	490,529	0.2
30,161 (1)	Simply Good Foods Co.	1,089,717	0.5
19,886	SpartanNash Co.	373,061	0.2
13,169	Turning Point Brands, Inc.	422,593	0.2
13,846 (1)	United Natural Foods, Inc.	181,383	0.1
7,667	Universal Corp.	369,473	0.2
2,056 (1)	US Foods Holding Corp.	108,927	0.0
98,609	Vector Group Ltd.	1,042,297	0.5
5,067 (1)	Vita Coco Co., Inc.	141,116	0.0
		8,426,671	3.8

	Energy: 5.4%
61,142	Archrock, Inc.	1,236,291	0.6
20,010	California Resources Corp.	1,064,932	0.5
3,487	Civitas Resources, Inc.	240,603	0.1
14,502	Crescent Energy Co. - Class A	171,849	0.1
11,648 (1)	DMC Global, Inc.	167,964	0.1
6,304	Excelerate Energy, Inc. - Class A	116,246	0.0
10,482 (1)	Forum Energy Technologies, Inc.	176,726	0.1
25,965 (1)	Green Plains, Inc.	411,805	0.2
99,007 (1)	Helix Energy Solutions Group, Inc.	1,182,144	0.5
19,718	Helmerich & Payne, Inc.	712,609	0.3
7,484	Liberty Energy, Inc.	156,341	0.1
4,578	Magnolia Oil & Gas Corp. - Class A	116,007	0.0
1,960 (1)	Nabors Industries Ltd.	139,474	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
29,686 (1)	Newpark Resources, Inc.	$246,691	0.1
19,171 (1)	Oceaneering International, Inc.	453,586	0.2
29,546 (1)	Oil States International, Inc.	131,184	0.1
26,805	Patterson-UTI Energy, Inc.	277,700	0.1
25,597	Peabody Energy Corp.	566,206	0.2
5,521	Riley Exploration Permian, Inc.	156,299	0.1
41,144	SM Energy Co.	1,778,655	0.8
50,036 (1)	Talos Energy, Inc.	607,937	0.3
1,124 (1)	Tidewater, Inc.	107,016	0.0
13,310 (1)	US Silica Holdings, Inc.	205,639	0.1
7,887 (1)(2)	Vital Energy, Inc.	353,495	0.2
74,296 (2)	W&T Offshore, Inc.	158,993	0.1
36,591	World Fuel Services Corp.	944,048	0.4
		11,880,440	5.4

	Financials: 19.1%
4,367	Amalgamated Financial Corp.	119,656	0.1
20,560 (1)	Ambac Financial Group, Inc.	263,579	0.1
28,944	Artisan Partners Asset Management, Inc. - Class A	1,194,519	0.5
6,187	Assured Guaranty Ltd.	477,327	0.2
4,515 (1)	Atlanticus Holdings Corp.	127,233	0.1
1,556	Axis Capital Holdings Ltd.	109,931	0.0
4,454	Banco Latinoamericano de Comercio Exterior SA - Class E	132,150	0.1
10,169 (1)	Bancorp, Inc.	383,981	0.2
10,281	Bank of NT Butterfield & Son Ltd.	361,069	0.2
22,745	Banner Corp.	1,129,062	0.5
41,974	Berkshire Hills Bancorp, Inc.	957,007	0.4
5,925	Bread Financial Holdings, Inc.	264,018	0.1
29,876	Central Pacific Financial Corp.	633,371	0.3
7,543	CNO Financial Group, Inc.	209,092	0.1
8,240	Comerica, Inc.	420,570	0.2
15,158 (1)(2)	Consumer Portfolio Services, Inc.	148,548	0.1
14,437 (1)	Customers Bancorp, Inc.	692,687	0.3
9,637	Eastern Bankshares, Inc.	134,725	0.1
9,633 (2)	Ellington Financial, Inc.	116,367	0.0
4,175	Enact Holdings, Inc.	128,006	0.1

See Accompanying Notes to Financial Statements

 33

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
12,359 (1)	Encore Capital Group, Inc.	$515,741	0.2
21,224 (1)	Enova International, Inc.	1,321,194	0.6
4,301	Esquire Financial Holdings, Inc.	204,728	0.1
66,127 (1)	EZCORP, Inc. - Class A	692,350	0.3
67,960	First BanCorp/Puerto Rico	1,242,988	0.6
10,232	First Commonwealth Financial Corp.	141,304	0.1
15,165	First Financial Bancorp	336,966	0.1
64,884	Franklin BSP Realty Trust, Inc.	817,538	0.4
205,530 (1)	Genworth Financial, Inc. - Class A	1,241,401	0.6
8,118 (1)	Goosehead Insurance, Inc. - Class A	466,298	0.2
44,859 (1)	Green Dot Corp. - Class A	423,918	0.2
10,492 (1)	Hamilton Insurance Group Ltd. - Class B	174,692	0.1
37,309	Hanmi Financial Corp.	623,807	0.3
21,132 (2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	625,507	0.3
1,361	HCI Group, Inc.	125,443	0.1
6,622	Heritage Financial Corp.	119,395	0.0
19,375	Independent Bank Corp. Michigan	523,125	0.2
615	Investors Title Co.	110,780	0.0
19,149	Jackson Financial, Inc. - Class A	1,422,005	0.6
56,022	KKR Real Estate Finance Trust, Inc.	506,999	0.2
27,266	Ladder Capital Corp.	307,833	0.1
4,390	Lincoln National Corp.	136,529	0.1
3,910	Mercantile Bank Corp.	158,629	0.1
18,160	Mercury General Corp.	965,022	0.4
9,848	MFA Financial, Inc.	104,783	0.0
15,983	Moelis & Co. - Class A	908,793	0.4
23,480 (1)	Mr Cooper Group, Inc.	1,907,280	0.9
34,972	Navient Corp.	509,192	0.2
84,685	New York Mortgage Trust, Inc.	494,560	0.2
34,805 (1)	NMI Holdings, Inc. - Class A	1,184,762	0.5
15,577	OceanFirst Financial Corp.	247,519	0.1
34,121	OFG Bancorp	1,277,832	0.6
5,822	OneMain Holdings, Inc.	282,309	0.1
41,054 (1)	Open Lending Corp.	229,081	0.1
13,974 (1)	Pagseguro Digital Ltd. - Class A	163,356	0.1
158,034 (1)	Payoneer Global, Inc.	875,508	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
57,619	PennyMac Mortgage Investment Trust	$792,261	0.4
1,026	Piper Sandler Cos.	236,154	0.1
1,154	PJT Partners, Inc. - Class A	124,528	0.1
13,396 (1)	PRA Group, Inc.	263,365	0.1
11,100 (1)	ProAssurance Corp.	135,642	0.1
19,931	PROG Holdings, Inc.	691,207	0.3
28,222	Provident Financial Services, Inc.	404,986	0.2
28,673	Radian Group, Inc.	891,730	0.4
2,493	Red River Bancshares, Inc.	119,639	0.1
65,345	Redwood Trust, Inc.	424,089	0.2
8,175	Regional Management Corp.	234,950	0.1
16,126	Renasant Corp.	492,488	0.2
48,961	Rithm Capital Corp.	534,165	0.2
29,413	S&T Bancorp, Inc.	982,100	0.4
6,721	Sierra Bancorp	150,416	0.1
29,657	Southside Bancshares, Inc.	818,830	0.4
7,622	Tiptree, Inc.	125,687	0.1
19,547	TrustCo Bank Corp. NY	562,367	0.2
8,238	Two Harbors Investment Corp.	108,824	0.0
1,936 (1)	UMB Financial Corp.	161,501	0.1
18,957	United Fire Group, Inc.	407,386	0.2
5,156	Unity Bancorp, Inc.	152,463	0.1
22,321	Universal Insurance Holdings, Inc.	418,742	0.2
3,758	Virtus Investment Partners, Inc.	848,744	0.4
16,135	Westamerica BanCorp	783,032	0.3
102,004	WisdomTree, Inc.	1,010,860	0.5
900 (1)	World Acceptance Corp.	111,222	0.0
19,429	WSFS Financial Corp.	913,163	0.4
		42,292,606	19.1

	Health Care: 9.9%
7,601 (1)	10X Genomics, Inc. - Class A	147,839	0.1
12,298 (1)	ACADIA Pharmaceuticals, Inc.	199,843	0.1
9,603 (1)	AdaptHealth Corp.	96,030	0.0
7,450 (1)	Addus HomeCare Corp.	865,020	0.4
47,674 (1)	Alkermes PLC	1,148,943	0.5
16,443 (1)	Amicus Therapeutics, Inc.	163,115	0.1
11,019 (1)	AMN Healthcare Services, Inc.	564,503	0.2
4,662 (1)	Amphastar Pharmaceuticals, Inc.	186,480	0.1
2,342 (1)	ANI Pharmaceuticals, Inc.	149,139	0.1
4,424 (1)	Anika Therapeutics, Inc.	112,060	0.0

See Accompanying Notes to Financial Statements

 34

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
25,947 (1)	Aurinia Pharmaceuticals, Inc.	$148,157	0.1
18,348 (1)	Avanos Medical, Inc.	365,492	0.2
8,001 (1)	CareDx, Inc.	124,256	0.1
11,152 (1)	Certara, Inc.	154,455	0.1
12,340	CONMED Corp.	855,409	0.4
22,969 (1)	Cross Country Healthcare, Inc.	317,891	0.1
37,341 (1)(2)	DocGo, Inc.	115,384	0.0
13,040 (1)	Doximity, Inc. - Class A	364,729	0.2
8,868 (1)	Elanco Animal Health, Inc.	127,965	0.1
11,706	Embecta Corp.	146,325	0.1
12,436 (1)	Enanta Pharmaceuticals, Inc.	161,295	0.1
4,160	Ensign Group, Inc.	514,550	0.2
17,469 (1)	Exelixis, Inc.	392,528	0.2
7,723 (1)	Fortrea Holdings, Inc.	180,255	0.1
1,767 (1)	Glaukos Corp.	209,124	0.1
15,481 (1)(2)	Harmony Biosciences Holdings, Inc.	467,062	0.2
18,920 (1)	Health Catalyst, Inc.	120,899	0.0
6,855 (1)	Hims & Hers Health, Inc.	138,402	0.1
3,269 (1)	Inari Medical, Inc.	157,402	0.1
1,206 (1)	Inspire Medical Systems, Inc.	161,399	0.1
925 (1)	Integer Holdings Corp.	107,106	0.0
2,898	iRadimed Corp.	127,338	0.1
32,872 (1)	Ironwood Pharmaceuticals, Inc.	214,325	0.1
610 (1)	Krystal Biotech, Inc.	112,020	0.0
4,566 (1)	Lantheus Holdings, Inc.	366,604	0.2
6,615	LeMaitre Vascular, Inc.	544,282	0.2
17,686 (1)	Merit Medical Systems, Inc.	1,520,112	0.7
9,107 (1)	Myriad Genetics, Inc.	222,757	0.1
981 (1)	Natera, Inc.	106,233	0.0
2,242	National HealthCare Corp.	243,033	0.1
23,421 (1)	NeoGenomics, Inc.	324,849	0.1
6,305 (1)	Omnicell, Inc.	170,676	0.1
36,437 (1)	OraSure Technologies, Inc.	155,222	0.1
8,066	Organon & Co.	166,966	0.1
22,947 (1)	Owens & Minor, Inc.	309,785	0.1
21,517 (1)	Pacira BioSciences, Inc.	615,601	0.3
8,096	Patterson Cos., Inc.	195,276	0.1
15,551 (1)	PetIQ, Inc.	343,055	0.1
15,126	Phibro Animal Health Corp. - Class A	253,663	0.1
20,195 (1)	Prestige Consumer Healthcare, Inc.	1,390,426	0.6
46,397 (1)	Privia Health Group, Inc.	806,380	0.4
6,338 (1)	Progyny, Inc.	181,330	0.1
8,181 (1)	Quanterix Corp.	108,071	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,401 (1)	REGENXBIO, Inc.	$109,992	0.0
2,206 (1)	RxSight, Inc.	132,735	0.1
19,375	Select Medical Holdings Corp.	679,288	0.3
5,530 (1)	Semler Scientific, Inc.	190,232	0.1
13,507 (1)	STAAR Surgical Co.	643,068	0.3
27,906 (1)	Supernus Pharmaceuticals, Inc.	746,486	0.3
23,704 (1)	Tactile Systems Technology, Inc.	283,026	0.1
8,629 (1)	Tandem Diabetes Care, Inc.	347,662	0.2
1,670	Utah Medical Products, Inc.	111,573	0.0
27,839 (1)	Varex Imaging Corp.	410,068	0.2
31,509 (1)	Xencor, Inc.	596,465	0.3
16,577 (1)(2)	Zynex, Inc.	154,498	0.1
		21,846,154	9.9

	Industrials: 16.8%
39,863	ACCO Brands Corp.	187,356	0.1
1,875	Acuity Brands, Inc.	452,700	0.2
1,310	Advanced Drainage Systems, Inc.	210,111	0.1
841 (1)	AeroVironment, Inc.	153,197	0.1
3,515	Air Lease Corp.	167,068	0.1
30,486 (1)	Alaska Air Group, Inc.	1,231,634	0.6
17,517 (1)	Alight, Inc. - Class A	129,275	0.1
25,164 (1)	American Airlines Group, Inc.	285,108	0.1
8,393 (1)	American Woodmark Corp.	659,690	0.3
16,253	Apogee Enterprises, Inc.	1,021,257	0.5
5,185	ArcBest Corp.	555,210	0.2
1,629	Arcosa, Inc.	135,875	0.1
28,097	Aris Water Solutions, Inc. - Class A	440,280	0.2
4,984	Armstrong World Industries, Inc.	564,388	0.2
11,072 (1)	Array Technologies, Inc.	113,599	0.0
2,247	Avis Budget Group, Inc.	234,856	0.1
6,196	Barnes Group, Inc.	256,576	0.1
4,255 (1)	Beacon Roofing Supply, Inc.	385,077	0.2
3,608 (1)	BlueLinx Holdings, Inc.	335,869	0.1
13,447	Boise Cascade Co.	1,603,151	0.7
22,572	Brady Corp. - Class A	1,490,203	0.7
4,616	Columbus McKinnon Corp.	159,437	0.1
22,369 (1)	Concrete Pumping Holdings, Inc.	134,438	0.1
12,928 (1)	Core & Main, Inc. - Class A	632,696	0.3
13,170	Dun & Bradstreet Holdings, Inc.	121,954	0.0
17,180 (1)	DXP Enterprises, Inc.	787,531	0.4
944 (1)	Dycom Industries, Inc.	159,309	0.1

See Accompanying Notes to Financial Statements

 35

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
657	Encore Wire Corp.	$190,418	0.1
9,047	EnPro Industries, Inc.	1,316,972	0.6
30,557 (1)	Enviri Corp.	263,707	0.1
1,676	Federal Signal Corp.	140,231	0.1
15,973	Franklin Electric Co., Inc.	1,538,519	0.7
5,161 (1)	Gibraltar Industries, Inc.	353,787	0.2
16,850 (1)	GMS, Inc.	1,358,278	0.6
4,435	Granite Construction, Inc.	274,837	0.1
4,175	Griffon Corp.	266,615	0.1
15,423 (1)	Hayward Holdings, Inc.	189,703	0.1
33,023 (1)(2)	Hertz Global Holdings, Inc.	116,571	0.0
5,132	HNI Corp.	231,043	0.1
13,759 (1)	Hudson Technologies, Inc.	120,942	0.0
8,588 (1)	IBEX Holdings Ltd.	138,954	0.1
60,163	Interface, Inc.	883,193	0.4
29,291	Kelly Services, Inc. - Class A	627,120	0.3
18,670 (2)	Kennametal, Inc.	439,492	0.2
8,576	Korn Ferry	575,793	0.3
32,572 (1)	Legalzoom.com, Inc.	273,279	0.1
7,126 (1)	Limbach Holdings, Inc.	405,683	0.2
19,109 (1)	Liquidity Services, Inc.	381,798	0.2
33,709	Marten Transport Ltd.	621,931	0.3
1,149	Matson, Inc.	150,485	0.1
752	Moog, Inc. - Class A	125,810	0.1
9,143 (1)	MRC Global, Inc.	118,036	0.0
9,723	Mueller Industries, Inc.	553,628	0.2
6,938	Mueller Water Products, Inc. - Class A	124,329	0.1
1,474	National Presto Industries, Inc.	110,742	0.0
46,379 (1)	NOW, Inc.	636,784	0.3
98,160	Pitney Bowes, Inc.	498,653	0.2
5,021	Powell Industries, Inc.	720,011	0.3
1,536	Preformed Line Products Co.	191,293	0.1
15,962 (1)	Proto Labs, Inc.	493,066	0.2
23,887	Quanex Building Products Corp.	660,476	0.3
58,916 (1)	Resideo Technologies, Inc.	1,152,397	0.5
7,130	Robert Half International, Inc.	456,177	0.2
62,414	Safe Bulkers, Inc.	363,249	0.2
7,839 (1)	SkyWest, Inc.	643,347	0.3
10,222 (1)	SPX Technologies, Inc.	1,452,955	0.7
5,550	Standex International Corp.	894,382	0.4
9,004	Steelcase, Inc. - Class A	116,692	0.0
101,158 (1)(2)	Stem, Inc.	112,285	0.0
44,854 (1)	Sun Country Airlines Holdings, Inc.	563,366	0.2
10,722 (1)	TaskUS, Inc. - Class A	142,710	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,390	Tennant Co.	$1,022,792	0.5
15,694 (1)	Titan International, Inc.	116,293	0.0
22,447 (1)	Triumph Group, Inc.	345,908	0.2
6,505	UniFirst Corp.	1,115,803	0.5
4,943 (1)	Verra Mobility Corp.	134,450	0.1
9,942	Vestis Corp.	121,591	0.0
5,118 (1)	Vicor Corp.	169,713	0.1
13,729 (1)	VirTra, Inc.	105,576	0.0
1,315	Watts Water Technologies, Inc. - Class A	241,132	0.1
5,708	Zurn Elkay Water Solutions Corp.	167,815	0.1
		37,138,657	16.8

	Information Technology: 12.9%
80,725 (1)	8x8, Inc.	179,209	0.1
19,936	A10 Networks, Inc.	276,114	0.1
28,819 (1)	ACI Worldwide, Inc.	1,140,944	0.5
22,057	ADTRAN Holdings, Inc.	116,020	0.0
6,332	Advanced Energy Industries, Inc.	688,668	0.3
4,502 (1)	Alarm.com Holdings, Inc.	286,057	0.1
6,033 (1)	Alpha & Omega Semiconductor Ltd.	225,453	0.1
53,894 (1)	Arlo Technologies, Inc.	702,778	0.3
10,254 (1)	Aviat Networks, Inc.	294,187	0.1
11,344 (1)	Axcelis Technologies, Inc.	1,613,003	0.7
2,711	Badger Meter, Inc.	505,195	0.2
30,544 (1)	Box, Inc. - Class A	807,583	0.4
13,204 (1)	Calix, Inc.	467,818	0.2
32,397 (1)	CEVA, Inc.	624,938	0.3
10,691	Clear Secure, Inc. - Class A	200,029	0.1
32,456 (1)	Cohu, Inc.	1,074,294	0.5
13,713	CSG Systems International, Inc.	564,564	0.3
13,579 (1)	Digi International, Inc.	311,366	0.1
3,585 (1)	DigitalOcean Holdings, Inc.	124,579	0.1
2,677 (1)	Diodes, Inc.	192,557	0.1
8,824 (1)	DoubleVerify Holdings, Inc.	171,803	0.1
5,947 (1)	Dropbox, Inc. - Class A	133,629	0.1
19,163 (1)	DXC Technology Co.	365,822	0.2
14,848 (1)	ePlus, Inc.	1,094,001	0.5
3,284	EVERTEC, Inc.	109,193	0.0
52,816 (1)	Extreme Networks, Inc.	710,375	0.3
5,486 (1)	Fannie Mae	1,342,918	0.6
6,581 (1)	FARO Technologies, Inc.	105,296	0.0
1,887 (1)	FormFactor, Inc.	114,220	0.0
2,759 (1)	Gitlab, Inc. - Class A	137,177	0.1
28,686 (1)	Harmonic, Inc.	337,634	0.1
60,446 (1)(2)	Infinera Corp.	368,116	0.2
3,982 (1)	Insight Enterprises, Inc.	789,870	0.4

See Accompanying Notes to Financial Statements

 36

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
9,945	InterDigital, Inc.	$1,159,189	0.5
7,900 (1)	Itron, Inc.	781,784	0.4
3,360 (1)	JFrog Ltd.	126,168	0.1
23,508 (1)	LiveRamp Holdings, Inc.	727,337	0.3
41,322 (1)(2)	Marathon Digital Holdings, Inc.	820,242	0.4
24,732 (1)	MaxLinear, Inc.	498,102	0.2
14,836 (1)	N-able, Inc.	225,952	0.1
22,670 (1)	NCR Atleos Corp.	612,543	0.3
9,195	PC Connection, Inc.	590,319	0.3
14,016 (1)	PDF Solutions, Inc.	509,902	0.2
38,633 (1)	Photronics, Inc.	953,076	0.4
5,280 (1)	Rambus, Inc.	310,253	0.1
110,048 (1)	Ribbon Communications, Inc.	362,058	0.2
14,119	Richardson Electronics Ltd./United States	167,875	0.1
63,096 (1)	Sabre Corp.	168,466	0.1
2,755 (1)	Sanmina Corp.	182,519	0.1
20,343 (1)	ScanSource, Inc.	901,398	0.4
9,792 (1)	SentinelOne, Inc. - Class A	206,122	0.1
44,944 (1)	SmartRent, Inc.	107,416	0.0
5,740 (1)(2)	SolarEdge Technologies, Inc.	144,992	0.1
14,627 (1)	Sprinklr, Inc. - Class A	140,712	0.1
6,741 (1)	SPS Commerce, Inc.	1,268,387	0.6
2,746 (1)	Tenable Holdings, Inc.	119,671	0.1
26,101 (1)	Unisys Corp.	107,797	0.0
9,846 (1)	Veeco Instruments, Inc.	459,907	0.2
11,757 (1)	Viant Technology, Inc. - Class A	116,042	0.0
15,282 (1)	Weave Communications, Inc.	137,844	0.1
8,069 (2)	Xerox Holdings Corp.	93,762	0.0
44,874 (1)	Xperi, Inc.	368,416	0.2
		28,543,661	12.9

	Materials: 6.2%
868	Alpha Metallurgical Resources, Inc.	243,500	0.1
32,851 (1)	ATI, Inc.	1,821,588	0.8
895	Balchem Corp.	137,785	0.1
2,215	Berry Global Group, Inc.	130,353	0.0
13,285	Carpenter Technology Corp.	1,455,770	0.6
15,480	Element Solutions, Inc.	419,818	0.2
17,211	HB Fuller Co.	1,324,559	0.6
9,017 (1)	Ingevity Corp.	394,133	0.2
3,588	Innospec, Inc.	443,441	0.2
7,407	Kaiser Aluminum Corp.	651,075	0.3
4,580	Koppers Holdings, Inc.	169,414	0.1
3,752	Materion Corp.	405,704	0.2
15,765	Minerals Technologies, Inc.	1,311,017	0.6
17,163	Myers Industries, Inc.	229,641	0.1
43,644 (1)	O-I Glass, Inc.	485,758	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
6,593	Olympic Steel, Inc.	$295,564	0.1
7,307	Orion SA	160,316	0.1
5,895	Quaker Chemical Corp.	1,000,381	0.4
26,442	Sealed Air Corp.	919,917	0.4
86,501	SunCoke Energy, Inc.	847,710	0.4
40,549 (1)	TimkenSteel Corp.	821,928	0.4
2,917	Warrior Met Coal, Inc.	183,100	0.1
		13,852,472	6.2

	Real Estate: 6.3%
86,268	Apple Hospitality REIT, Inc.	1,254,337	0.6
17,115	Brixmor Property Group, Inc.	395,185	0.2
5,737	Centerspace	387,993	0.2
70,666	Chatham Lodging Trust	602,074	0.3
70,221 (1)	Cushman & Wakefield PLC	730,298	0.3
86,023	DiamondRock Hospitality Co.	726,894	0.3
26,044	DigitalBridge Group, Inc.	356,803	0.2
23,995	Essential Properties Realty Trust, Inc.	664,902	0.3
10,860 (1)	Forestar Group, Inc.	347,411	0.2
15,208	Highwoods Properties, Inc.	399,514	0.2
89,673	Hudson Pacific Properties, Inc.	431,327	0.2
1,617 (1)	Jones Lang LaSalle, Inc.	331,938	0.1
14,673	Kilroy Realty Corp.	457,357	0.2
28,514	LTC Properties, Inc.	983,733	0.4
2,965	National Health Investors, Inc.	200,820	0.1
22,128	Newmark Group, Inc. - Class A	226,370	0.1
34,771	Outfront Media, Inc.	497,225	0.2
30,975	Park Hotels & Resorts, Inc.	464,006	0.2
37,726	RLJ Lodging Trust	363,301	0.2
12,260	RMR Group, Inc. - Class A	277,076	0.1
4,011	Ryman Hospitality Properties, Inc.	400,539	0.2
14,597	Saul Centers, Inc.	536,732	0.2
45,474	Service Properties Trust	233,736	0.1
49,093	Summit Hotel Properties, Inc.	294,067	0.1
44,858	Tanger Factory Outlet Centers, Inc.	1,216,100	0.5
52,615	Uniti Group, Inc.	153,636	0.1
40,566	Urban Edge Properties	749,254	0.3
8,714	Whitestone REIT	115,983	0.1

See Accompanying Notes to Financial Statements

 37

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
9,278	Xenia Hotels & Resorts, Inc.	$132,954	0.1
		13,931,565	6.3

	Utilities: 1.9%
39,173	Avista Corp.	1,355,778	0.6
6,343	Black Hills Corp.	344,932	0.2
2,407	Chesapeake Utilities Corp.	255,623	0.1
28,514	Clearway Energy, Inc. - Class C	704,011	0.3
9,554	National Fuel Gas Co.	517,731	0.2
6,322	NorthWestern Corp.	316,606	0.1
5,530	UGI Corp.	126,637	0.1
12,709	Unitil Corp.	658,199	0.3
		4,279,517	1.9
	Total Common Stock (Cost $195,846,751)	218,187,793	98.5
RIGHTS: —%
	Health Care: —%
7,651 (3)(4)	Aduro Biotech - CVR	—	—
	Total Rights (Cost $—)	—	—
WARRANTS: 0.1%
	Energy: 0.1%
1,219 (1)	Chord Energy Corp.	110,405	0.1
645 (1)	Nabors Industries Ltd.	4,257	0.0
		114,662	0.1
	Total Warrants (Cost $37,789)	114,662	0.1

	Total Long-Term Investments (Cost $195,884,540)	218,302,455	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 2.3%
258,889 (5)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $259,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $264,067, due 10/01/27-01/01/57)	258,889	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,232,065 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,232,615, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,256,706, due 08/08/24-04/20/74)	$1,232,065	0.6
1,232,065 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,232,615, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,256,706, due 04/30/27-04/20/72)	1,232,065	0.5
1,232,065 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $1,232,616, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,256,707, due 01/15/25-11/01/53)	1,232,065	0.6

See Accompanying Notes to Financial Statements

 38

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,200,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,200,538, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,221,660, due 10/15/25-02/15/53)	$1,200,000	0.5
	Total Repurchase Agreements (Cost $5,155,084)	5,155,084	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
128,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $128,000)	$128,000	0.1
	Total Short-Term Investments (Cost $5,283,084)	5,283,084	2.4
	Total Investments in Securities (Cost $201,167,624)	$223,585,539	101.0
	Liabilities in Excess of Other Assets	(2,119,670)	(1.0)
	Net Assets	$221,465,869	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

 39

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$218,187,793	$—	$—	$218,187,793
Warrants	114,662	—	—	114,662
Short-Term Investments	128,000	5,155,084	—	5,283,084
Total Investments, at fair value	$218,430,455	$5,155,084	$—	$223,585,539
Other Financial Instruments+
Futures	14,742	—	—	14,742
Total Assets	$218,445,197	$5,155,084	$—	$223,600,281

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At June 30, 2024, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	27	09/20/24	$2,787,750	$14,742
			$2,787,750	$14,742

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$14,742
Total Asset Derivatives		$14,742

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

 40

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$353,496
Total	$353,496

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(295,564)
Total	$(295,564)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $201,681,945.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$38,148,981
Gross Unrealized Depreciation	(16,230,646)
Net Unrealized Appreciation	$21,918,335

See Accompanying Notes to Financial Statements

 41

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AIP (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Balanced Portfolio
■	Voya Global High Dividend Low Volatility Portfolio
■	Voya Government Money Market Portfolio
■	Voya Growth and Income Portfolio
■	Voya Intermediate Bond Portfolio
■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

[This Page Intentionally Left Blank]

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$180,712,714	$472,134,725	$–
Investments in affiliates at fair value**	99,208,387	–	–
Short-term investments at fair value†	24,243,707	7,595,365	–
Short-term investments at amortized cost	–	–	618,382,825
Repurchase agreements	–	–	188,349,000
Cash	254,627	150,576	38,620
Cash collateral for futures contracts	775,101	–	–
Cash pledged for centrally cleared swaps (Note 2)	300,000	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	1,600	–	–
Foreign currencies at value‡	15,297	–	–
Receivables:
Investment securities and currencies sold	30,388,801	6,356,334	84,268,335
Fund shares sold	141	68,819	771,611
Dividends	89,470	939,551	–
Interest	559,345	827	2,327,756
Foreign tax reclaims	97,512	1,075,700	–
Variation margin on centrally cleared swaps	3,245	–	–
Unrealized appreciation on forward foreign currency contracts	53	–	–
Unrealized appreciation on forward premium swaptions	49,060	–	–
Prepaid expenses	1,277	2,161	2,407
Reimbursement due from Investment Adviser	209,370	13,788	–
Other assets	46,977	56,568	112,130
Total assets	336,956,684	488,394,414	894,252,684

LIABILITIES:
Income distribution payable	–	–	3,393,750
Payable for investment securities and currencies purchased	26,555,266	1,105,217	57,499,054
Payable for fund shares redeemed	369,333	260,623	10,801
Payable upon receipt of securities loaned	–	7,531,365	–
Unrealized depreciation on forward foreign currency contracts	225	–	–
Unrealized depreciation on forward premium swaptions	3,111	–	–
Unrealized depreciation on OTC swap agreements	8,021	–	–
Variation margin payable on futures contracts	147,550	–	–
Payable for investment management fees	151,612	219,834	206,894
Payable for distribution and shareholder service fees	371	75,295	–
Payable to custodian due to foreign currency overdraft§	–	103,963	–
Payable to directors/ trustees under the deferred compensation plan (Note 6)	46,977	56,568	112,130
Payable for directors/ trustees fees	221	556	693
Payable for borrowings against line of credit (Note 9)	–	4,984,000	–
Payable for shareholder notification costs (Note 6)	120,576	–	–
Other accrued expenses and liabilities	153,870	92,446	140,870
Written options, at fair value^	3,902	–	–
Total liabilities	27,561,035	14,429,867	61,364,192
NET ASSETS	$309,395,649	$473,964,547	$832,888,492

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

		Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$269,170,749	$412,561,412	$833,013,593
Total distributable earnings (loss)		40,224,900	61,403,135	(125,101)
NET ASSETS		$309,395,649	$473,964,547	$832,888,492
+	Including securities loaned at value	$—	$7,124,771	$—
*	Cost of investments in securities	$157,005,769	$435,019,616	$—
**	Cost of investments in affiliates	$85,948,981	$—	$—
†	Cost of short-term investments	$24,253,121	$7,595,365	$—
‡	Cost of foreign currencies	$17,175	$—	$—
§	Cost of foreign currency overdraft	$—	$103,970	$—
^	Premiums received on written options	$4,738	$—	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$12,255,732	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,076,598	n/a
Net asset value and redemption price per share	n/a	$11.38	n/a

Class I
Net assets	$307,579,040	$124,180,827	$832,888,492
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	20,462,673	10,918,535	832,913,549
Net asset value and redemption price per share	$15.03	$11.37	$1.00

Class S
Net assets	$1,816,609	$337,294,797	n/a
Shares authorized	500,000,000	300,000,000	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	121,335	29,505,187	n/a
Net asset value and redemption price per share	$14.97	$11.43	n/a

Class S2
Net assets	n/a	$233,191	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	20,723	n/a
Net asset value and redemption price per share	n/a	$11.25	n/a

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio

ASSETS:
Investments in securities at fair value+*	$2,343,876,906	$1,829,456,867	$279,229,426
Investments in affiliates at fair value**	–	318,008,990	–
Short-term investments at fair value†	34,979,211	149,674,677	7,100,132
Cash	1,848,701	3,775,912	–
Cash collateral for futures contracts	–	8,816,145	–
Cash pledged for centrally cleared swaps (Note 2)	–	5,566,000	–
Cash pledged as collateral for OTC derivatives (Note 2)	–	10,610	–
Foreign currencies at value‡	–	202,202	–
Receivables:
Investment securities sold	63,258,812	73,916,235	4,058,029
Investment securities sold on a delayed-delivery or when-issued basis	–	28,152,797	–
Fund shares sold	8,857	9,059,917	82,240
Dividends	1,144,085	10,070	535,950
Interest	415	14,531,901	–
Foreign tax reclaims	38,583	–	11,849
Variation margin on centrally cleared swaps	–	134,603	–
Unrealized appreciation on forward foreign currency contracts	–	1,492	–
Unrealized appreciation on forward premium swaptions	–	1,243,795	–
Prepaid expenses	7,921	10,300	1,281
Reimbursement due from Investment Adviser	41,603	96,147	1,016
Other assets	250,801	350,626	44,944
Total assets	2,445,455,895	2,443,019,286	291,064,867

LIABILITIES:
Income distribution payable	–	8,209,376	–
Payable for investment securities purchased	76,602,089	27,376,642	2,708,049
Payable for investment securities purchased on a delayed-delivery or when-issued basis	–	108,072,042	–
Payable for fund shares redeemed	439,344	300,508	26,194
Payable upon receipt of securities loaned	16,106,211	30,483,623	7,100,132
Unrealized depreciation on forward foreign currency contracts	–	6,385	–
Unrealized depreciation on forward premium swaptions	–	77,481	–
Unrealized depreciation on OTC swap agreements	–	196,679	–
Variation margin payable on futures contracts	–	2,171,337	–
Cash received as collateral for OTC derivatives (Note 2)	–	1,300,000	–
Payable for investment management fees	1,150,139	918,979	169,912
Payable for distribution and shareholder service fees	39,848	358,641	15,446
Payable to custodian due to bank overdraft	–	–	52,406
Payable to directors/ trustees under the deferred compensation plan (Note 6)	250,801	350,626	44,944
Payable for directors/ trustees fees	2,110	2,625	850
Other accrued expenses and liabilities	682,407	439,669	108,119
Written options, at fair value^	–	939,097	–
Total liabilities	95,272,949	181,203,710	10,226,052
NET ASSETS	$2,350,182,946	$2,261,815,576	$280,838,815

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

		Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,693,436,019	$2,742,010,073	$286,470,479
Total distributable earnings (loss)		656,746,927	(480,194,497)	(5,631,664)
NET ASSETS		$2,350,182,946	$2,261,815,576	$280,838,815
+	Including securities loaned at value	$15,719,663	$29,699,472	$6,655,515
*	Cost of investments in securities	$1,873,662,877	$1,917,860,740	$276,632,414
**	Cost of investments in affiliates	$—	$314,701,820	$—
†	Cost of short-term investments	$34,979,211	$149,725,676	$7,100,132
‡	Cost of foreign currencies	$—	$202,249	$—
^	Premiums received on written options	$—	$971,844	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$91,365,361	$186,234,349	$8,622,049
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	4,389,126	17,493,041	672,100
Net asset value and redemption price per share	$20.82	$10.65	$12.83

Class I
Net assets	$2,228,487,244	$656,568,866	$206,752,069
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	102,109,127	60,999,734	14,443,917
Net asset value and redemption price per share	$21.82	$10.76	$14.31

Class R6
Net assets	n/a	n/a	$7,696,380
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	536,883
Net asset value and redemption price per share	n/a	n/a	$14.34

Class S
Net assets	$29,699,393	$1,411,041,549	$57,768,317
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	1,422,827	132,008,982	4,244,286
Net asset value and redemption price per share	$20.87	$10.69	$13.61

Class S2
Net assets	$630,948	$7,970,812	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	31,368	748,630	n/a
Net asset value and redemption price per share	$20.11	$10.65	n/a

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,220,976	$8,539,208	$35,416
Dividends from affiliated underlying funds	668,484	—	—
Interest, net of foreign taxes withheld*	1,998,891	2,283	21,597,866
Securities lending income, net	29,301	32,516	—
Other	956	1,533	2,516
Total investment income	3,918,608	8,575,540	21,635,798

EXPENSES:
Investment management fees	915,181	1,361,546	1,409,808
Distribution and shareholder service fees:
Class ADV	—	28,034	—
Class S(1)	2,219	437,188	28
Class S2	—	469	—
Class T(2)	—	4,756	—
Transfer agent fees:
Class ADV	—	3,276	—
Class I	135,868	36,159	293,408
Class S(1)	794	102,127	9
Class S2	—	68	—
Class T(2)	—	369	—
Shareholder reporting expense	10,632	12,507	12,198
Registration fees	—	—	2,506
Professional fees	15,968	17,805	22,592
Custody and accounting expense	63,580	33,998	17,550
Shareholder notification costs (Note 6)	191,200	—	—
Directors/ trustees fees	4,416	7,583	9,254
Licensing fee (Note 7)	9,363	—	—
Miscellaneous expense	9,682	15,128	14,784
Interest expense	98	3,156	—
Total expenses	1,359,001	2,064,169	1,782,137
Waived and reimbursed fees	(302,151)	(127,633)	(181,272)
Net expenses	1,056,850	1,936,536	1,600,865
Net investment income	2,861,758	6,639,004	20,034,933
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,515,293	19,702,606	(43,417)
Sale of affiliated underlying funds	737,750	—	—
Forward foreign currency contracts	(498)	—	—
Foreign currency related transactions	(2,306)	(72,034)	—
Futures	(63,119)	—	—
Swaps	(98,248)	—	—
Written options	75,911	—	—
Net realized gain (loss)	3,164,783	19,630,572	(43,417)
Net change in unrealized appreciation (depreciation) on:
Investments	8,209,582	466,683	—
Affiliated underlying funds	7,707,070	—	—
Forward foreign currency contracts	(516)	—	—
Foreign currency related transactions	(4,167)	(26,275)	—
Futures	(504,550)	—	—

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Swaps	(9,243)	—	—
Written options	5,314	—	—
Net change in unrealized appreciation (depreciation)	15,403,490	440,408	—
Net realized and unrealized gain (loss)	18,568,273	20,070,980	(43,417)
Increase in net assets resulting from operations	$21,430,031	$26,709,984	$19,991,516
* Foreign taxes withheld	$50,448	$420,993	$—

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.
(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$17,865,691	$82,912	$2,903,735
Dividends from affiliated underlying funds	—	10,200,665	—
Interest, net of foreign taxes withheld*	24,340	45,326,606	—
Securities lending income, net	25,387	369,392	73,066
Other	6,542	7,090	907
Total investment income	17,921,960	55,986,665	2,977,708

EXPENSES:
Investment management fees	6,464,890	5,568,461	1,075,751
Distribution and shareholder service fees:
Class ADV	221,837	467,744	21,243
Class S	38,367	1,704,871	75,231
Class S2	1,199	15,826	—
Transfer agent fees:
Class ADV	32,476	51,189	5,840
Class I	744,771	182,913	144,776
Class R6	—	—	4
Class S	11,233	373,129	41,366
Class S2	219	2,165	—
Shareholder reporting expense	38,220	28,851	8,262
Professional fees	52,234	75,314	10,739
Custody and accounting expense	88,452	184,475	26,764
Directors/ trustees fees	23,660	35,814	4,970
Miscellaneous expense	37,268	52,535	9,976
Interest expense	6,257	—	899
Total expenses	7,761,083	8,743,287	1,425,821
Waived and reimbursed fees	(272,570)	(620,082)	(93,156)
Net expenses	7,488,513	8,123,205	1,332,665
Net investment income	10,433,447	47,863,460	1,645,043
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	186,588,591	(9,098,752)	12,338,234
Sale of affiliated underlying funds	—	951,767	—
Forward foreign currency contracts	—	(15,109)	—
Foreign currency related transactions	—	13,998	45
Futures	—	79,799	—
Swaps	—	(4,547,447)	—
Written options	—	2,106,478	—
Net realized gain (loss)	186,588,591	(10,509,266)	12,338,279
Net change in unrealized appreciation (depreciation) on:
Investments	73,588,770	(21,017,349)	(17,985,788)
Affiliated underlying funds	—	398,829	—
Forward foreign currency contracts	—	(14,687)	—
Foreign currency related transactions	(54)	22,862	(161)
Futures	—	(7,249,602)	—

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Swaps	—	180,120	—
Written options	—	180,985	—
Net change in unrealized appreciation (depreciation)	73,588,716	(27,498,842)	(17,985,949)
Net realized and unrealized gain (loss)	260,177,307	(38,008,108)	(5,647,670)
Increase (decrease) in net assets resulting from operations	$270,610,754	$9,855,352	$(4,002,627)
* Foreign taxes withheld	$82,364	$3,535	$16,488

See Accompanying Notes to Financial Statements

10

Statements Of Changes in net Assets

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,861,758	$6,256,036	$6,639,004	$14,022,998
Net realized gain	3,164,783	8,083,286	19,630,572	8,261,340
Net change in unrealized appreciation (depreciation)	15,403,490	29,574,597	440,408	7,774,399
Increase in net assets resulting from operations	21,430,031	43,913,919	26,709,984	30,058,737

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(239,263)	(628,649)
Class I	(15,964,580)	(6,549,871)	(2,632,438)	(7,821,746)
Class S	(89,550)	(34,101)	(7,143,670)	(22,181,478)
Class S2	—	—	(4,833)	(13,371)
Class T(1)	—	—	(6,126)	(132,365)
Total distributions	(16,054,130)	(6,583,972)	(10,026,330)	(30,777,609)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,429,496	3,258,365	5,753,287	6,090,929
Reinvestment of distributions	16,054,130	6,583,972	10,026,330	30,777,609
	19,483,626	9,842,337	15,779,617	36,868,538
Cost of shares redeemed	(20,489,491)	(34,104,845)	(44,981,285)	(82,358,673)
Net decrease in net assets resulting from capital share transactions	(1,005,865)	(24,262,508)	(29,201,668)	(45,490,135)
Net increase (decrease) in net assets	4,370,036	13,067,439	(12,518,014)	(46,209,007)

NET ASSETS:
Beginning of year or period	305,025,613	291,958,174	486,482,561	532,691,568
End of year or period	$309,395,649	$305,025,613	$473,964,547	$486,482,561

(1)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

11

Statements Of Changes in net Assets

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$20,034,933	$29,047,186	$10,433,447	$19,975,610
Net realized gain (loss)	(43,417)	46,211	186,588,591	195,064,515
Net change in unrealized appreciation (depreciation)	—	—	73,588,716	238,557,183
Increase in net assets resulting from operations	19,991,516	29,093,397	270,610,754	453,597,308

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(1,087,142)	(7,985,344)
Class I	(20,033,669)	(29,043,782)	(25,308,979)	(180,665,369)
Class S(1)	(549)	(3,404)	(349,032)	(2,864,812)
Class S2	—	—	(7,674)	(54,676)
Total distributions	(20,034,218)	(29,047,186)	(26,752,827)	(191,570,201)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	97,715,779	312,212,531	267,393,322	15,241,028
Reinvestment of distributions	16,639,920	29,047,175	26,722,109	191,309,903
	114,355,699	341,259,706	294,115,431	206,550,931
Cost of shares redeemed	(72,048,723)	(73,858,949)	(192,537,423)	(215,177,355)
Net increase (decrease) in net assets resulting from capital share transactions	42,306,976	267,400,757	101,578,008	(8,626,424)
Net increase in net assets	42,264,274	267,446,968	345,435,935	253,400,683

NET ASSETS:
Beginning of year or period	790,624,218	523,177,250	2,004,747,011	1,751,346,328
End of year or period	$832,888,492	$790,624,218	$2,350,182,946	$2,004,747,011

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

12

Statements Of Changes in net Assets

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$47,863,460	$93,668,620	$1,645,043	$2,285,317
Net realized gain (loss)	(10,509,266)	(167,701,072)	12,338,279	17,560,323
Net change in unrealized appreciation (depreciation)	(27,498,842)	232,307,993	(17,985,949)	28,858,545
Increase (decrease) in net assets resulting from operations	9,855,352	158,275,541	(4,002,627)	48,704,185

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(3,715,970)	(7,128,793)	(345,296)	(4,770)
Class I	(14,952,246)	(29,314,154)	(8,310,232)	(1,010,099)
Class R6	—	—	(312,443)	(24,562)
Class S	(28,822,663)	(55,309,491)	(2,352,814)	(127,469)
Class S2	(161,148)	(288,062)	—	—
Total distributions	(47,652,027)	(92,040,500)	(11,320,785)	(1,166,900)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,789,616	55,574,940	6,183,526	12,322,525
Reinvestment of distributions	47,650,513	92,036,551	11,320,785	1,166,900
	140,440,129	147,611,491	17,504,311	13,489,425
Cost of shares redeemed	(156,625,769)	(318,950,203)	(24,956,596)	(59,371,276)
Net decrease in net assets resulting from capital share transactions	(16,185,640)	(171,338,712)	(7,452,285)	(45,881,851)
Net increase (decrease) in net assets	(53,982,315)	(105,103,671)	(22,775,697)	1,655,434

NET ASSETS:
Beginning of year or period	2,315,797,891	2,420,901,562	303,614,512	301,959,078
End of year or period	$2,261,815,576	$2,315,797,891	$280,838,815	$303,614,512

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-24+	14.79	0.14	•	0.91	1.05	0.32	0.49	—	0.81	—	15.03	7.23	0.89	0.69	0.69	1.88	307,579	48
12-31-23	13.05	0.29	•	1.76	2.05	0.25	0.06	—	0.31	—	14.79	15.92	0.78	0.69	0.69	2.12	303,166	136
12-31-22	18.43	0.24	•	(3.36)	(3.12)	0.28	1.98	—	2.26	—	13.05	(17.24)	0.75	0.69	0.69	1.66	289,995	147
12-31-21	16.43	0.25	•	2.31	2.56	0.29	0.27	—	0.56	—	18.43	15.92	0.74	0.69	0.69	1.42	385,538	101
12-31-20	15.71	0.29		1.22	1.51	0.36	0.43	—	0.79	—	16.43	10.85	0.76	0.69	0.69	1.83	370,828	96
12-31-19	14.10	0.33	•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
Class S
06-30-24+	14.72	0.12	•	0.90	1.02	0.28	0.49	—	0.77	—	14.97	7.06	1.14	0.94	0.94	1.63	1,817	48
12-31-23	12.97	0.25	•	1.76	2.01	0.20	0.06	—	0.26	—	14.72	15.71	1.03	0.94	0.94	1.85	1,860	136
12-31-22	18.32	0.20	•	(3.34)	(3.14)	0.23	1.98	—	2.21	—	12.97	(17.47)	1.00	0.94	0.94	1.40	1,963	147
12-31-21	16.34	0.20	•	2.31	2.51	0.26	0.27	—	0.53	—	18.32	15.62	0.99	0.94	0.94	1.16	2,924	101
12-31-20	15.62	0.23	•	1.24	1.47	0.32	0.43	—	0.75	—	16.34	10.57	1.01	0.94	0.94	1.59	2,794	96
12-31-19	14.02	0.29	•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-24+	11.01	0.14	•	0.45	0.59	0.03	0.19	—	0.22	—	11.38	5.42	1.15	1.10	1.10	2.47	12,256	35
12-31-23	11.01	0.27	•	0.37	0.64	0.27	0.37	—	0.64	—	11.01	6.18	1.16	1.10	1.10	2.54	10,354	70
12-31-22	12.32	0.25	•	(0.93)	(0.68)	0.24	0.39	—	0.63	—	11.01	(5.38)	1.15	1.10	1.10	2.23	11,235	68
12-31-21	10.46	0.21	•	1.89	2.10	0.24	—	—	0.24	—	12.32	20.23	1.16	1.10	1.10	1.85	13,886	71
12-31-20	10.83	0.18		(0.35)	(0.17)	0.19	—	0.01	0.20	—	10.46	(1.27)	1.16	1.10	1.10	1.86	13,684	72
12-31-19	9.63	0.25		1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
Class I
06-30-24+	10.99	0.17	•	0.45	0.62	0.05	0.19	—	0.24	—	11.37	5.65	0.65	0.60	0.60	2.93	124,181	35
12-31-23	10.99	0.32	•	0.37	0.69	0.32	0.37	—	0.69	—	10.99	6.74	0.66	0.60	0.60	3.04	122,202	70
12-31-22	12.30	0.30	•	(0.92)	(0.62)	0.30	0.39	—	0.69	—	10.99	(4.90)	0.65	0.60	0.60	2.73	125,985	68
12-31-21	10.44	0.27	•	1.89	2.16	0.30	—	—	0.30	—	12.30	20.87	0.66	0.60	0.60	2.35	144,785	71
12-31-20	10.82	0.23		(0.36)	(0.13)	0.24	—	0.01	0.25	—	10.44	(0.83)	0.66	0.60	0.60	2.36	129,379	72
12-31-19	9.62	0.30		1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
Class S
06-30-24+	11.05	0.15	•	0.46	0.61	0.04	0.19	—	0.23	—	11.43	5.56	0.90	0.85	0.85	2.67	337,295	35
12-31-23	11.05	0.30	•	0.36	0.66	0.29	0.37	—	0.66	—	11.05	6.43	0.91	0.85	0.85	2.78	351,456	70
12-31-22	12.36	0.28	•	(0.93)	(0.65)	0.27	0.39	—	0.66	—	11.05	(5.11)	0.90	0.85	0.85	2.48	392,545	68
12-31-21	10.49	0.24	•	1.90	2.14	0.27	—	—	0.27	—	12.36	20.56	0.91	0.85	0.85	2.10	474,598	71
12-31-20	10.87	0.21		(0.37)	(0.16)	0.21	—	0.01	0.22	—	10.49	(1.09)	0.91	0.85	0.85	2.11	465,405	72
12-31-19	9.66	0.27		1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
Class S2
06-30-24+	10.89	0.14	•	0.45	0.59	0.04	0.19	—	0.23	—	11.25	5.42	1.05	1.00	1.00	2.53	233	35
12-31-23	10.89	0.28	•	0.37	0.65	0.28	0.37	—	0.65	—	10.89	6.37	1.06	1.00	1.00	2.64	229	70
12-31-22	12.20	0.26	•	(0.93)	(0.67)	0.25	0.39	—	0.64	—	10.89	(5.33)	1.05	1.00	1.00	2.34	223	68
12-31-21	10.35	0.22	•	1.88	2.10	0.25	—	—	0.25	—	12.20	20.46	1.06	1.00	1.00	1.92	265	71
12-31-20	10.73	0.19		(0.36)	(0.17)	0.20	—	0.01	0.21	—	10.35	(1.25)	1.06	1.00	1.00	1.95	354	72
12-31-19	9.54	0.26	•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
Voya Government Money Market Portfolio
Class I
06-30-24+	1.00	0.02	•	—	0.02	0.02	—	—	0.02	—	1.00	2.50	0.44	0.40	0.40	4.97	832,888	—
12-31-23	1.00	0.05	•	—	0.05	0.05	—	—	0.05	—	1.00	4.77	0.48	0.43	0.43	4.72	789,249	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01	—	—	0.01	—	1.00	1.39	0.50	0.35	0.35	1.43	523,130	—

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Money Market Portfolio (continued)
Class I (continued)
12-31-21	1.00	—	•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.29	0.51	0.17	0.17	0.20		569,945	—
12-31-19	1.00	0.02		0.00 *	0.02	0.02		0.00	*	—	0.02		—	1.00	1.96	0.39	0.34	0.34	1.86		469,271	—
Voya Growth and Income Portfolio
Class ADV
06-30-24+	18.60	0.05	•	2.42	2.47	—		0.25		—	0.25		—	20.82	13.29	1.20	1.12	1.12	0.53		91,365	57
12-31-23	16.21	0.12	•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13	•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13	•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
12-31-20	27.93	0.26		4.22	4.48	0.26		2.86		—	3.12		—	29.29	16.74	1.17	1.07	1.07	0.90		903,118	92
12-31-19	24.42	0.35		6.42	6.77	0.35		2.91		—	3.26		—	27.93	28.29	1.13	1.03	1.03	1.17		896,424	69
Class I
06-30-24+	19.45	0.10	•	2.52	2.62	—		0.25		—	0.25		—	21.82	13.49	0.70	0.67	0.67	0.99		2,228,487	57
12-31-23	16.88	0.21	•	4.41	4.62	0.23		1.82		—	2.05		—	19.45	27.39	0.69	0.67	0.67	1.09		1,890,606	75
12-31-22	23.30	0.22	•	(3.68)	(3.46)	0.23		2.73		—	2.96		—	16.88	(14.71)	0.68	0.66	0.66	1.09		1,644,921	56
12-31-21	29.90	0.29	•	8.33	8.62	0.35		14.87		—	15.22		—	23.30	29.00	0.66	0.61	0.61	0.85		2,137,930	65
12-31-20	28.44	0.39		4.32	4.71	0.39		2.86		—	3.25		—	29.90	17.26	0.67	0.62	0.62	1.35		1,845,796	92
12-31-19	24.81	0.48		6.54	7.02	0.48		2.91		—	3.39		—	28.44	28.88	0.63	0.58	0.58	1.62		1,798,927	69
Class S
06-30-24+	18.63	0.07	•	2.42	2.49	—		0.25		—	0.25		—	20.87	13.38	0.95	0.92	0.92	0.73		29,699	57
12-31-23	16.23	0.15	•	4.24	4.39	0.17		1.82		—	1.99		—	18.63	27.06	0.94	0.92	0.92	0.84		29,695	75
12-31-22	22.54	0.17	•	(3.57)	(3.40)	0.18		2.73		—	2.91		—	16.23	(14.96)	0.93	0.91	0.91	0.84		32,229	56
12-31-21	29.32	0.20	•	8.16	8.36	0.27		14.87		—	15.14		—	22.54	28.72	0.91	0.86	0.86	0.59		42,612	65
12-31-20	27.96	0.32		4.22	4.54	0.32		2.86		—	3.18		—	29.32	16.93	0.92	0.87	0.87	1.10		482,532	92
12-31-19	24.44	0.41		6.42	6.83	0.40		2.91		—	3.31		—	27.96	28.55	0.88	0.83	0.83	1.37		479,676	69
Class S2
06-30-24+	17.98	0.06	•	2.32	2.38	—		0.25		—	0.25		—	20.11	13.25	1.10	1.07	1.07	0.58		631	57
12-31-23	15.74	0.12	•	4.11	4.23	0.17		1.82		—	1.99		—	17.98	26.90	1.09	1.07	1.07	0.69		549	75
12-31-22	21.97	0.13	•	(3.47)	(3.34)	0.16		2.73		—	2.89		—	15.74	(15.08)	1.08	1.06	1.06	0.69		413	56
12-31-21	28.88	0.15	•	8.03	8.18	0.22		14.87		—	15.09		—	21.97	28.52	1.06	1.01	1.01	0.46		488	65
12-31-20	27.59	0.25	•	4.19	4.44	0.29		2.86		—	3.15		—	28.88	16.81	1.07	1.02	1.02	0.95		367	92
12-31-19	24.13	0.47		6.22	6.69	0.32		2.91		—	3.23		—	27.59	28.33	1.03	0.98	0.98	1.23		294	69
Voya Intermediate Bond Portfolio
Class ADV
06-30-24+	10.82	0.21	•	(0.17)	0.04	0.21		—		—	0.21		—	10.65	0.39	1.09	1.03	1.03	3.99		186,234	72
12-31-23	10.51	0.39	•	0.31	0.70	0.39		—		—	0.39		—	10.82	6.78	1.09	1.03	1.03	3.71		193,771	278
12-31-22	12.68	0.28	•	(2.16)	(1.88)	0.29		—		—	0.29		—	10.51	(14.90)	1.08	1.03	1.03	2.51		203,733	246
12-31-21	13.19	0.26	•	(0.44)	(0.18)	0.25		0.00	*	0.08	0.33		—	12.68	(1.42)	1.07	1.03	1.03	2.01		284,547	139
12-31-20	12.94	0.32		0.61	0.93	0.38		0.30		—	0.68		—	13.19	7.32	1.08	1.03	1.03	2.40		312,654	99
12-31-19	12.20	0.37		0.76	1.13	0.37		0.02		—	0.39		—	12.94	9.29	1.03	1.03	1.03	2.88		291,207	149
Class I
06-30-24+	10.94	0.24	•	(0.18)	0.06	0.24		—		—	0.24		—	10.76	0.57	0.59	0.53	0.53	4.49		656,569	72
12-31-23	10.63	0.45	•	0.30	0.75	0.44		—		—	0.44		—	10.94	7.28	0.59	0.53	0.53	4.21		712,402	278
12-31-22	12.82	0.34	•	(2.18)	(1.84)	0.35		—		—	0.35		—	10.63	(14.44)	0.58	0.53	0.53	3.02		727,981	246
12-31-21	13.33	0.33	•	(0.45)	(0.12)	0.31		0.00	*	0.08	0.39		—	12.82	(0.88)	0.57	0.53	0.53	2.51		976,144	139
12-31-20	13.08	0.39		0.61	1.00	0.45		0.30		—	0.75		—	13.33	7.81	0.58	0.53	0.53	2.89		1,108,593	99
12-31-19	12.33	0.44		0.77	1.21	0.44		0.02		—	0.46		—	13.08	9.85	0.53	0.53	0.53	3.38		1,023,645	149
Class S
06-30-24+	10.87	0.23	•	(0.19)	0.04	0.22		—		—	0.22		—	10.69	0.43	0.84	0.78	0.78	4.24		1,411,042	72

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Intermediate Bond Portfolio (continued)
Class S (continued)
12-31-23	10.56	0.42	•	0.30	0.72	0.41		—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31	•	(2.17)	(1.86)	0.32		—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29	•	(0.43)	(0.14)	0.28		0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35		0.62	0.97	0.42		0.30		—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
12-31-19	12.25	0.40		0.76	1.16	0.40		0.02		—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
Class S2
06-30-24+	10.82	0.22	•	(0.17)	0.05	0.22		—		—	0.22	—	10.65	0.44	0.99	0.93	0.93	4.09	7,971	72
12-31-23	10.51	0.40	•	0.31	0.71	0.40		—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29	•	(2.17)	(1.88)	0.30		—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27	•	(0.43)	(0.16)	0.26		0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33		0.62	0.95	0.40		0.30		—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
12-31-19	12.20	0.38		0.76	1.14	0.38		0.02		—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
Voya Small Company Portfolio
Class ADV
06-30-24+	13.56	0.05	•	(0.70)	(0.65)	0.08		—		—	0.08	—	12.83	(1.52)	1.43	1.36	1.36	0.73	8,622	86
12-31-23	11.56	0.04	•	1.97	2.01	0.01		—		—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01	)•	(3.40)	(3.41)	—		4.77		—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10	)•	2.56	2.46	—		0.08		—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)		1.77	1.73	0.01		0.27		—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
12-31-19	14.86	(0.01)		3.55	3.54	0.00	*	2.49		—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
Class I
06-30-24+	15.09	0.09	•	(0.73)	(0.64)	0.14		—		—	0.14	—	14.31	(1.31)	0.93	0.86	0.86	1.21	206,752	86
12-31-23	12.85	0.11	•	2.19	2.30	0.06		—		—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06	•	(3.66)	(3.60)	—		4.77		—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01	)•	2.75	2.74	0.03		0.08		—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05		1.86	1.91	0.09		0.27		—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
12-31-19	15.75	0.07	•	3.78	3.85	0.07		2.49		—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
Class R6
06-30-24+	15.11	0.10	•	(0.72)	(0.62)	0.15		—		—	0.15	—	14.34	(1.17)	0.79	0.79	0.79	1.33	7,696	86
12-31-23	12.87	0.12	•	2.19	2.31	0.07		—		—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92	5,042	193
12-31-22	21.23	0.07	•	(3.66)	(3.59)	—		4.77		—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	0.00	*•	2.74	2.74	0.03		0.08		—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00 *	14,790	129
12-31-20	17.04	0.03		1.89	1.92	0.09		0.27		—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
12-31-19	15.75	0.09	•	3.76	3.85	0.07		2.49		—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
Class S
06-30-24+	14.36	0.07	•	(0.72)	(0.65)	0.10		—		—	0.10	—	13.61	(1.40)	1.18	1.11	1.11	0.96	57,768	86
12-31-23	12.23	0.08	•	2.08	2.16	0.03		—		—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60	64,320	193
12-31-22	20.51	0.03	•	(3.54)	(3.51)	—		4.77		—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06	)•	2.66	2.60	—		0.08		—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	0.00	*	1.83	1.83	0.05		0.27		—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134
12-31-19	15.30	0.03		3.66	3.69	0.02		2.49		—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (continued)

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eighteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2024, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $49,141 and $1,717,303, respectively, which represent the gross payments to be received by the Portfolios on OTC purchased options, forward premium swaptions and open forward foreign currency contracts were they to be unwound as of June 30, 2024. At June 30, 2024, Intermediate Bond received $1,300,000 from certain counterparties. There was no cash collateral received by Balanced at June 30, 2024.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2024, Balanced and Intermediate Bond had a liability position of $11,357 and $1,124,923, respectively, on forward premium swaptions, forward foreign currency contracts, volatility swaps and OTC written options. If a contingent feature would have been triggered as of June 30, 2024, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2024, Balanced and Intermediate Bond pledged $1,600 and $10,610, respectively, in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Balanced	$17,621	$17,644
Intermediate Bond	498,770	500,516

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2024.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2024, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$27,917,409	$3,667,621
Intermediate Bond	331,700,966	123,561,466

Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2024.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended June 30, 2024, Balanced and Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Balanced and Intermediate Bond had average notional values of $210,000 and $6,000,500 respectively, on purchased foreign currency options. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had purchased forward premium swaptions with an average notional value of $2,365,583 and $59,881,320, respectively, to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had written forward premium swaptions with an average notional value of $1,164,310 and $30,847,691, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had purchased interest swaptions to manage its duration strategy. Balanced and Intermediate Bond had average notional values of $2,007,000 and $76,864,234, respectively, on purchased interest swaptions. Please refer to the tables within the Portfolio of Investments for open purchased interest swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had written interest swaptions to generate income. Balanced and Intermediate Bond had average notional values of $8,077,000 and $216,376,268, respectively, on written interest swaptions. Please refer to the tables within the Portfolio of Investments for open written interest swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had purchased exchange-traded options to manage its duration strategy. Balanced and Intermediate Bond had average notional values of $5,694,967 and $138,232,369, respectively, on purchased exchange-traded options. Please refer to the tables within the Portfolio of Investments for open purchased exchange-traded options at June 30, 2024.

During the period ended June 30, 2024, Balanced and Intermediate Bond had written exchange-traded options to generate income. Balanced and Intermediate Bond had average notional values of $5,694,967 and $138,232,369, respectively, on written exchange-traded options. Please refer to the tables within the Portfolio of Investments for open written exchange-traded options at June 30, 2024.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2024.

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2024, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A  Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2024, Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market.

For the period ended June 30, 2024, Intermediate Bond had an average notional amount of $73,208,610, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2024, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2024, Balanced and Intermediate Bond had average notional amounts of $2,265,330 and $66,416,772, respectively, on Long interest rate swaps.

For the period ended June 30, 2024, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2024, Balanced and Intermediate Bond had average

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

notional amounts of $8,090,450 and $226,351,800, respectively, on Short interest rate swaps.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2024.

At June 30, 2024, Balanced and Intermediate Bond had pledged $300,000 and $5,566,000, respectively, in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/ or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. During the period ended June 30, 2024, Balanced and Intermediate Bond had an average notional amount of $15,000 and $370,000 respectively, on foreign currency volatility swaps (receiver). Please refer to the tables within the Portfolio of Investments for open foreign currency volatility swaps at June 30, 2024.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$70,147,225	$101,366,467
Global High Dividend Low Volatility	171,739,162	203,581,244
Growth and Income	1,230,904,098	1,149,600,148
Intermediate Bond	675,315,172	584,784,330
Small Company	248,110,327	265,790,252

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$74,210,194	$80,097,480
Intermediate Bond	913,846,110	1,064,851,013

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

(1)	The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. Government Money Market’s Class S shares were fully redeemed on close of business May 1, 2024.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2025. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2024, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2024, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2025	2026	2027	Total
Government
Money
Market	$1,489,357	$—	$—	$1,489,357

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

During the period ended June 30, 2024, Balanced incurred $191,200 of shareholder notification costs associated with the Portfolio’s merger with and into Voya Balanced Income Portfolio (which is not included in this report).The Investment Adviser or an affiliate reimbursed the Portfolio for these costs.

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government
	Money Market	10.78%
	Growth and
	Income	5.78
	Intermediate Bond	10.23
	Small Company	5.70
Voya Retirement Insurance and
Annuity Company	Balanced	86.52
	Global High
	Dividend Low
	Volatility	23.45
	Government
	Money Market	86.33
	Growth and
	Income	77.05
	Intermediate Bond	23.79
	Small Company	68.15

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/ trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Balanced	$136,513
Global High Dividend Low Volatility	141,374
Government Money Market	293,128
Growth and Income	786,549
Intermediate Bond	608,499
Small Company	191,846

NOTE 7 — LICENSING FEE

Balanced pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its respective principal investment strategies.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Balanced	N/A	0.69%	N/A	0.94%	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

Pursuant to a side letter agreement through May 1, 2025, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class
Portfolio	ADV	I	S	S2
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:

	June 30,
	2025	2026	2027	Total
Balanced	$155,418	$112,470	$165,488	$433,376
Growth and Income	—	170,094	—	170,094
Intermediate Bond	1,159,621	569,909	36,441	1,765,971
Small Company	229	—	—	229

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	June 30,
	2025	2026	2027	Total
Balanced
Class I	$—	$119,505	$281,927	$401,432
Class S	—	760	1,685	2,445
Growth and Income
Class ADV	$—	$10,386	$13,144	$23,530
Class I	—	231,019	303,235	534,254
Class S	—	4,202	4,497	8,699
Class S2	—	60	85	145
Intermediate Bond
Class ADV	$—	$45,332	$110,963	$156,295
Class I	—	162,124	401,380	563,504
Class S	—	329,975	806,789	1,136,764
Class S2	—	1,737	4,558	6,295
Small Company
Class ADV	$5,813	$5,965	$5,868	$17,646
Class I	227,107	187,758	150,725	565,590
Class S	53,793	46,929	42,581	143,303

The Expense Limitation Agreements are contractual through May 1, 2025, except for Balanced that is through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

$400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Balanced	1	$556,000	6.33%
Global High Dividend Low Volatility	4	4,487,000 (1)	6.33
Growth and Income	4	8,895,750	6.33
Small Company	3	1,703,333	6.33

(1)	As of June 30, 2024, Global High Dividend Low Volatility had an outstanding balance of $4,984,000.

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2024	226,501	—	1,086,765	(1,347,660)	—	(34,394)	3,399,447	—	15,964,580	(20,294,199)	—	(930,172)
12/31/2023	234,476	—	486,979	(2,446,889)	—	(1,725,434)	3,225,942	—	6,549,871	(33,696,947)	—	(23,921,134)
Class S
6/30/2024	1,971	—	6,117	(13,137)	—	(5,049)	30,049	—	89,550	(195,292)	—	(75,693)
12/31/2023	2,349	—	2,545	(29,823)	—	(24,929)	32,423	—	34,101	(407,898)	—	(341,374)
Global High Dividend Low Volatility
Class ADV
6/30/2024	203,795	—	20,729	(88,159)	—	136,365	2,306,286	—	239,263	(1,008,900)	—	1,536,649
12/31/2023	23,211	—	59,586	(163,088)	—	(80,291)	250,966	—	628,649	(1,746,727)	—	(867,112)
Class I
6/30/2024	108,001	—	228,129	(538,751)	—	(202,621)	1,222,185	—	2,632,438	(6,115,613)	—	(2,260,990)
12/31/2023	149,704	—	742,261	(1,236,455)	—	(344,490)	1,608,229	—	7,821,746	(13,184,511)	—	(3,754,536)

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global High Dividend Low Volatility (continued)
Class S
6/30/2024	196,251	—	616,160	(3,110,967)	—	(2,298,556)	2,190,294	—	7,143,670	(35,503,577)	—	(26,169,613)
12/31/2023	385,383	—	2,093,849	(6,213,341)	—	(3,734,109)	4,157,960	—	22,181,478	(66,750,788)	—	(40,411,350)
Class S2
6/30/2024	148	—	424	(903)	—	(331)	1,657	—	4,833	(10,318)	—	(3,828)
12/31/2023	1,936	—	1,282	(2,595)	—	623	20,706	—	13,371	(27,089)	—	6,988
Class T
6/30/2024(1)	2,831	—	520	(206,600)	—	(203,249)	32,865	—	6,126	(2,342,877)	—	(2,303,886)
12/31/2023	4,898	—	12,533	(59,389)	—	(41,958)	53,068	—	132,365	(649,558)	—	(464,125)
Government Money Market
Class I
6/30/2024	97,715,748	—	16,639,920	(70,673,823)	—	43,681,845	97,715,779	—	16,639,920	(70,673,823)	—	43,681,876
12/31/2023	310,885,025	—	29,043,781	(73,855,561)	—	266,073,245	310,885,025	—	29,043,781	(73,855,561)	—	266,073,245
Class S
6/30/2024(2)	—	—	—	(1,374,869)	—	(1,374,869)	—	—	—	(1,374,900)	—	(1,374,900)
12/31/2023	1,327,506	—	3,394	(3,388)	—	1,327,512	1,327,506	—	3,394	(3,388)	—	1,327,512
Growth and Income
Class ADV
6/30/2024	90,975	—	53,291	(265,957)	—	(121,691)	1,799,013	—	1,087,142	(5,287,901)	—	(2,401,746)
12/31/2023	109,448	—	429,922	(581,411)	—	(42,041)	2,001,286	—	7,985,344	(10,681,412)	—	(694,782)
Class I
6/30/2024	12,294,299	—	1,182,332	(8,593,510)	—	4,883,121	263,374,574	—	25,278,262	(181,168,076)	—	107,484,760
12/31/2023	588,250	—	9,287,892	(10,114,956)	—	(238,814)	10,935,237	—	180,405,071	(192,525,142)	—	(1,184,834)
Class S
6/30/2024	107,539	—	17,068	(295,618)	—	(171,011)	2,208,260	—	349,031	(6,078,521)	—	(3,521,230)
12/31/2023	123,432	—	153,993	(669,270)	—	(391,845)	2,282,418	—	2,864,812	(11,970,702)	—	(6,823,472)
Class S2
6/30/2024	593	—	389	(146)	—	836	11,475	—	7,674	(2,925)	—	16,224
12/31/2023	1,262	—	3,045	(6)	—	4,301	22,087	—	54,676	(99)	—	76,664
Intermediate Bond
Class ADV
6/30/2024	350,840	—	349,822	(1,112,737)	—	(412,075)	3,745,087	—	3,715,971	(11,832,226)	—	(4,371,168)
12/31/2023	567,308	—	675,456	(2,715,922)	—	(1,473,158)	6,026,011	—	7,128,793	(28,589,924)	—	(15,435,120)
Class I
6/30/2024	1,550,787	—	1,391,972	(7,052,555)	—	(4,109,796)	16,682,384	—	14,950,730	(76,152,919)	—	(44,519,805)
12/31/2023	2,955,057	—	2,746,632	(9,078,842)	—	(3,377,153)	31,617,109	—	29,310,205	(96,576,712)	—	(35,649,398)
Class S
6/30/2024	6,689,325	—	2,702,836	(6,374,701)	—	3,017,460	71,773,968	—	28,822,664	(67,968,097)	—	32,628,535
12/31/2023	1,526,428	—	5,219,172	(18,107,325)	—	(11,361,725)	16,252,928	—	55,309,491	(192,003,084)	—	(120,440,665)
Class S2
6/30/2024	55,326	—	15,169	(63,806)	—	6,689	588,177	—	161,148	(672,527)	—	76,798
12/31/2023	157,769	—	27,298	(167,626)	—	17,441	1,678,892	—	288,062	(1,780,483)	—	186,471
Small Company
Class ADV
6/30/2024	38,812	—	26,561	(35,920)	—	29,453	511,578	—	345,296	(465,709)	—	391,165
12/31/2023	82,520	—	417	(88,639)	—	(5,702)	1,009,532	—	4,770	(1,063,546)	—	(49,244)
Class I
6/30/2024	68,468	—	573,119	(1,147,559)	—	(505,972)	1,011,152	—	8,310,232	(16,870,737)	—	(7,549,353)
12/31/2023	232,364	—	79,598	(3,026,063)	—	(2,714,101)	3,214,902	—	1,010,099	(41,457,697)	—	(37,232,696)
Class R6
6/30/2024	221,443	—	21,518	(39,745)	—	203,216	3,241,111	—	312,443	(583,874)	—	2,969,680
12/31/2023	268,162	—	1,934	(594,078)	—	(323,982)	3,644,555	—	24,562	(7,892,034)	—	(4,222,917)
Class S
6/30/2024	101,692	—	170,617	(507,827)	—	(235,518)	1,419,685	—	2,352,814	(7,036,276)	—	(3,263,777)
12/31/2023	338,125	—	10,535	(693,474)	—	(344,814)	4,453,536	—	127,469	(8,957,999)	—	(4,376,994)

(1)	Class T was fully redeemed on close of business May 1, 2024.

(2)	Class S was fully redeemed on close of business May 1, 2024.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2024:

Global High Dividend Low Volatility
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$1,143,733	$(1,143,733)	$—
BofA Securities Inc	206,878	(206,878)	—
Citigroup Global
Markets Limited	63,814	(63,814)	—
HSBC Bank PLC	3,347,728	(3,347,728)	—
Jefferies LLC	430,658	(430,658)	—
JP Morgan Securities
Plc.	147,934	(147,934)	—
Mizuho Securities
USA LLC.	586,519	(586,519)	—
Morgan Stanley & Co.
LLC	154,449	(154,449)	—
Nomura Securities
International, Inc.	1,043,058	(1,043,058)	—
Total	$7,124,771	$(7,124,771)	$—

(1)	Cash collateral with a fair value of $7,531,365 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$15,719,663	$(15,719,663)	$—
Total	$15,719,663	$(15,719,663)	$—

(1)	Cash collateral with a fair value of $16,106,211 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Bank PLC	$1,913,934	$(1,913,934)	$—
Barclays Capital Inc.	1,273,084	(1,273,084)	—
BNP Paribas	1,124,851	(1,124,851)	—
Canadian Imperial
Bank of Commerce	1,678,216	(1,678,216)	—
Citigroup Global
Markets Inc.	1,971,276	(1,971,276)	—
Daiwa Capital
Markets America Inc.	34,419	(34,419)	—
Goldman, Sachs &
Co. LLC	740,277	(740,277)	—
HSBC Securities
(USA) Inc.	1,808,762	(1,808,762)	—
J.P. Morgan Securities
LLC	2,487,388	(2,487,388)	—
RBC Capital Markets,
LLC	461,154	(461,154)	—
Societe Generale	13,416,026	(13,416,026)	—
TD Securities (USA)
Inc.	2,378,091	(2,378,091)	—

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
US Bancorp
Investments	$411,994	$(411,994)	$—
Total	$29,699,472	$(29,699,472)	$—

(1)	Cash collateral with a fair value of $30,483,623 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$290,371	$(290,371)	$—
Goldman, Sachs & Co. LLC	1,270,494	(1,270,494)	—
J.P. Morgan Securities LLC	784,314	(784,314)	—
Janney Montgomery Scott LLC	710,833	(710,833)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Morgan Stanley & Co. LLC	$1,060,534	$(1,060,534)	$—
National Financial Services LLC	5,868	(5,868)	—
Nomura Securities International, Inc.	230,045	(230,045)	—
Scotia Capital (USA) INC	381,549	(381,549)	—
State Street Bank and Trust Company	965,143	(965,143)	—
UBS AG	692,665	(692,665)	—
Wells Fargo Securities LLC	263,699	(263,699)	—
Total	$6,655,515	$(6,655,515)	$—

(1)	Cash collateral with a fair value of $7,100,132 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Balanced	$5,352,008	$1,231,964	$15,899,870	$30,166,938
Global High Dividend Low Volatility	13,652,061	17,125,548	23,880,547	8,980,032
Government Money Market	29,047,186	—	7,146,615	—
Growth and Income	81,111,926	110,458,275	39,602,466	231,816,376
Intermediate Bond	92,040,500	—	78,069,297	—
Small Company	1,166,900	—	55,293,825	39,313,708

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Balanced	$7,781,962	$8,253,622	$18,813,415	$—	—	$34,848,999
Global High Dividend Low Volatility	2,422,053	6,796,034	35,501,394	—	—	44,719,481
Government Money Market	—	—	—	(82,368)	Short-term	(82,399)
				(31)	Long-term

				$(82,399)
Growth and Income	—	26,933,368	385,955,632	—	—	412,889,000
Intermediate Bond	4,056,059	—	(81,416,167)	(86,399,332)	Short-term	(442,397,822)
				(278,638,382)	Long-term
				$(365,037,714)
Small Company	11,261,178	—	(1,569,430)	—	—	9,691,748

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (”LIBOR“)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions,

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the following Portfolios declared dividends and distributions of:

		Per Share Amounts
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Balanced
Class I	$0.1494	$0.3522	$0.9190	July 12, 2024	July 10, 2024
Class S	$0.1295	$0.3522	$0.9190	July 12, 2024	July 10, 2024

Global High Dividend Low Volatility
Class ADV	$0.1287	$0.0336	$0.1635	July 2, 2024	June 28, 2024
Class I	$0.1405	$0.0336	$0.1635	July 2, 2024	June 28, 2024
Class S	$0.1332	$0.0336	$0.1635	July 2, 2024	June 28, 2024
Class S2	$0.1300	$0.0336	$0.1635	July 2, 2024	June 28, 2024

Government Money Market
Class I	$0.0042	$-	$-	August 1, 2024	Daily

Intermediate Bond
Class ADV	$0.0380	$-	$-	August 1, 2024	Daily
Class I	$0.0430	$-	$-	August 1, 2024	Daily
Class S	$0.0404	$-	$-	August 1, 2024	Daily
Class S2	$0.0389	$-	$-	August 1, 2024	Daily

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Balanced (the "Merging Portfolio") with and into Voya Balanced Income Portfolio (the "Reorganization"), not included in this report. The Reorganization was completed at the close of business July 12, 2024.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

36

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 36.2%
	Communication Services: 2.6%
18,950	Alphabet, Inc. - Class A	$3,451,742	1.1
21,875	AT&T, Inc.	418,031	0.2
987 (1)	Auto Trader Group PLC	9,934	0.0
28,141	BT Group PLC	49,890	0.0
11,190	Comcast Corp. - Class A	438,200	0.2
2,916	Deutsche Telekom AG, Reg	73,295	0.0
2,398	Informa PLC	25,879	0.0
5,940	Iridium Communications, Inc.	158,123	0.1
3,314	Meta Platforms, Inc. - Class A	1,670,985	0.6
449 (2)	Netflix, Inc.	303,021	0.1
1,308	New York Times Co. - Class A	66,983	0.0
1,436	News Corp. - Class A	39,591	0.0
890	Publicis Groupe SA	94,535	0.0
1,539 (2)	Roku, Inc.	92,232	0.0
1,085 (1)	Scout24 SE	82,898	0.0
600	SoftBank Group Corp.	38,593	0.0
1,116 (2)	Spotify Technology SA	350,190	0.1
3,360	TEGNA, Inc.	46,838	0.0
22,290	Telefonica SA	94,426	0.0
40,371	Telstra Group Ltd.	97,464	0.1
4,002 (2)	TripAdvisor, Inc.	71,276	0.0
5,844	Verizon Communications, Inc.	241,007	0.1
4,090	Vivendi SE	42,747	0.0
84,412	Vodafone Group PLC	74,691	0.0
		8,032,571	2.6

	Consumer Discretionary: 3.8%
1,481	ADT, Inc.	11,256	0.0
300	Aisin Corp.	9,801	0.0
14,562 (2)	Amazon.com, Inc.	2,814,106	0.9
3,378	Aristocrat Leisure Ltd.	111,864	0.0
132	Booking Holdings, Inc.	522,918	0.2
1,106	BorgWarner, Inc.	35,657	0.0
706	Boyd Gaming Corp.	38,901	0.0
2,000	Burberry Group PLC	22,210	0.0
69 (2)	Burlington Stores, Inc.	16,560	0.0
1,008 (2)	CarMax, Inc.	73,927	0.0
640	Cie Financiere Richemont SA	100,021	0.0
760	Cie Generale des Etablissements Michelin SCA	29,375	0.0
1,276	Compass Group PLC	34,762	0.0
184	Continental AG	10,421	0.0
7,741 (2)	Coupang, Inc.	162,174	0.1
727 (2)	Crocs, Inc.	106,098	0.0
165 (2)	Deckers Outdoor Corp.	159,712	0.1
275 (1)(2)	Delivery Hero SE	6,533	0.0
330	Dick’s Sporting Goods, Inc.	70,900	0.0
112	Dillard’s, Inc. - Class A	49,324	0.0
248 (2)	Duolingo, Inc.	51,750	0.0
280 (1)	Evolution AB	29,145	0.0
200	Fast Retailing Co. Ltd.	50,588	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
503 (2)	Five Below, Inc.	$54,812	0.0
98 (2)	Floor & Decor Holdings, Inc. - Class A	9,742	0.0
7,062	Ford Motor Co.	88,557	0.0
1,269 (2)	GameStop Corp. - Class A	31,332	0.0
1,325	Gap, Inc.	31,654	0.0
10,424	General Motors Co.	484,299	0.2
4,171	Gentex Corp.	140,604	0.1
104,700	Genting Singapore Ltd.	66,552	0.0
1,586 (2)	Goodyear Tire & Rubber Co.	18,001	0.0
90	Graham Holdings Co. - Class B	62,960	0.0
1,082 (2)	Grand Canyon Education, Inc.	151,383	0.1
1,084	H & M Hennes & Mauritz AB - Class B	17,171	0.0
1,223	H&R Block, Inc.	66,323	0.0
680	Harley-Davidson, Inc.	22,807	0.0
14	Hermes International	32,335	0.0
1,240 (2)	Hilton Grand Vacations, Inc.	50,133	0.0
1,295	Hilton Worldwide Holdings, Inc.	282,569	0.1
327	Home Depot, Inc.	112,566	0.0
800	Honda Motor Co. Ltd.	8,600	0.0
1,004	Hyatt Hotels Corp. - Class A	152,528	0.1
3,673	Industria de Diseno Textil SA	182,267	0.1
2,271	KB Home	159,379	0.1
794	Kohl’s Corp.	18,254	0.0
825	Lear Corp.	94,223	0.0
653 (2)	Light & Wonder, Inc.	68,487	0.0
171	Lithia Motors, Inc.	43,169	0.0
363	LKQ Corp.	15,097	0.0
712 (2)	Lululemon Athletica, Inc.	212,674	0.1
152	LVMH Moet Hennessy Louis Vuitton SE	116,704	0.1
2,861	Macy’s, Inc.	54,931	0.0
14,384 (2)	Mattel, Inc.	233,884	0.1
4,100	Mazda Motor Corp.	39,528	0.0
64 (2)	MercadoLibre, Inc.	105,178	0.0
460 (2)	MGM Resorts International	20,442	0.0
187	Next PLC	21,340	0.0
3,627	NIKE, Inc. - Class B	273,367	0.1
8,900	Nissan Motor Co. Ltd.	30,215	0.0
8,022	Nordstrom, Inc.	170,227	0.1
1 (2)	NVR, Inc.	7,589	0.0
4,000	Panasonic Holdings Corp.	32,882	0.0
835	Pandora A/S	125,678	0.1
1,246	Pearson PLC	15,559	0.0
1,279	Prosus NV	45,479	0.0
464	PVH Corp.	49,124	0.0
1,800 (2)	Rakuten Group, Inc.	9,325	0.0

See Accompanying Notes to Financial Statements

37

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,165	Ralph Lauren Corp.	$203,945	0.1
1,108	Renault SA	56,824	0.0
5,900	Sekisui Chemical Co. Ltd.	81,907	0.0
4,000	Sekisui House Ltd.	88,901	0.0
3,919 (2)	Skechers USA, Inc. - Class A	270,881	0.1
200	Sony Group Corp.	17,044	0.0
1,333	Stellantis NV (STLAM)	26,352	0.0
3,300	Subaru Corp.	70,176	0.0
6,698	Tapestry, Inc.	286,607	0.1
2,289 (2)	Taylor Morrison Home Corp.	126,902	0.1
2,675 (2)	Tesla, Inc.	529,329	0.2
548	Texas Roadhouse, Inc.	94,097	0.0
608	Toll Brothers, Inc.	70,029	0.0
1,067 (2)	TopBuild Corp.	411,083	0.1
5,900	Toyota Motor Corp.	121,053	0.1
239 (2)	Ulta Beauty, Inc.	92,223	0.0
3,898 (2)	Under Armour, Inc. - Class A	26,000	0.0
126 (2)	Visteon Corp.	13,444	0.0
16,736	Wendy’s Co.	283,843	0.1
2,255	Whitbread PLC	84,629	0.0
453	Williams-Sonoma, Inc.	127,914	0.1
117	Wingstop, Inc.	49,451	0.0
1,584	Wynn Resorts Ltd.	141,768	0.1
1,951 (1)(2)	Zalando SE	45,799	0.0
		11,868,134	3.8

	Consumer Staples: 2.2%
10,118	Altria Group, Inc.	460,875	0.2
500	Asahi Group Holdings Ltd.	17,692	0.0
474	Associated British Foods PLC	14,800	0.0
6,184 (2)	BellRing Brands, Inc.	353,354	0.1
318 (2)	BJ’s Wholesale Club Holdings, Inc.	27,933	0.0
104 (2)	Boston Beer Co., Inc. - Class A	31,725	0.0
5,638	British American Tobacco PLC	173,197	0.1
2,028	Carrefour SA	28,737	0.0
34	Casey’s General Stores, Inc.	12,973	0.0
955 (2)	Celsius Holdings, Inc.	54,521	0.0
3	Chocoladefabriken Lindt & Spruengli AG - Class PC	35,042	0.0
2,751	Coca-Cola Co.	175,101	0.1
295	Coca-Cola Consolidated, Inc.	320,075	0.1
210	Coca-Cola European Partners PLC - USD	15,303	0.0
1,077	Coca-Cola HBC AG - Class DI	36,655	0.0
3,502	Coles Group Ltd.	39,673	0.0
6,896	Colgate-Palmolive Co.	669,188	0.2
630	Costco Wholesale Corp.	535,494	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
1,166	Danone SA	$71,417	0.0
340 (2)	Darling Ingredients, Inc.	12,495	0.0
287 (2)	e.l.f. Beauty, Inc.	60,477	0.0
3,856	Essity AB - Class B	98,578	0.0
3,750	Imperial Brands PLC	95,958	0.0
2,048	Ingredion, Inc.	234,906	0.1
17,588	J Sainsbury PLC	56,666	0.0
5,600	Japan Tobacco, Inc.	151,645	0.1
700	Kirin Holdings Co. Ltd.	9,042	0.0
562	Koninklijke Ahold Delhaize NV	16,538	0.0
200	L’Oreal SA	88,033	0.0
974	Molson Coors Beverage Co. - Class B	49,508	0.0
3,813 (2)	Monster Beverage Corp.	190,459	0.1
4,776	Mowi ASA	79,379	0.0
1,649	Nestle SA	168,320	0.1
4,401	PepsiCo, Inc.	725,857	0.2
3,617 (2)	Performance Food Group Co.	239,120	0.1
5,122	Philip Morris International, Inc.	519,012	0.2
968	Procter & Gamble Co.	159,642	0.1
556	Sysco Corp.	39,693	0.0
30,088	Tesco PLC	116,223	0.1
44	Unilever PLC	2,415	0.0
209	Unilever PLC - NL	11,465	0.0
7,551 (2)	US Foods Holding Corp.	400,052	0.1
1,800	Yakult Honsha Co. Ltd.	32,250	0.0
		6,631,488	2.2

	Energy: 1.5%
1,331	Ampol Ltd.	28,628	0.0
2,410 (2)	Antero Resources Corp.	78,638	0.0
14,883	Baker Hughes Co.	523,435	0.2
30,243	BP PLC	182,086	0.1
1,270	ChampionX Corp.	42,177	0.0
124	Chord Energy Corp.	20,792	0.0
4,511	Civitas Resources, Inc.	311,259	0.1
5,297	ConocoPhillips	605,871	0.2
3,360	Coterra Energy, Inc.	89,611	0.0
202	Diamondback Energy, Inc.	40,438	0.0
15,800	ENEOS Holdings, Inc.	81,425	0.0
2,804	Equitrans Midstream Corp.	36,396	0.0
6,419	Exxon Mobil Corp.	738,955	0.2
1,522	Halliburton Co.	51,413	0.0
534	HF Sinclair Corp.	28,484	0.0
1,142	Marathon Petroleum Corp.	198,114	0.1
2,061	Matador Resources Co.	122,836	0.0
2,982	Murphy Oil Corp.	122,978	0.1
760	OMV AG	33,035	0.0
4,170	ONEOK, Inc.	340,064	0.1
814	Ovintiv, Inc.	38,152	0.0
1,821	PBF Energy, Inc. - Class A	83,802	0.0

See Accompanying Notes to Financial Statements

38

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
823	Permian Resources Corp.	$13,291	0.0
1,754	Phillips 66	247,612	0.1
284	Range Resources Corp.	9,523	0.0
7,794	Repsol SA	123,603	0.1
6,492	Santos Ltd.	32,937	0.0
3,622	Shell PLC	129,913	0.1
655	Tenaris SA	10,075	0.0
42	Texas Pacific Land Corp.	30,839	0.0
670	TotalEnergies SE	44,859	0.0
1,530	Valero Energy Corp.	239,843	0.1
533 (2)	Weatherford International PLC	65,266	0.0
		4,746,350	1.5

	Financials: 4.8%
3,048	3i Group PLC	117,472	0.0
2,759 (1)	ABN AMRO Bank NV	45,313	0.0
435	Affiliated Managers Group, Inc.	67,960	0.0
1,600	AIA Group Ltd.	10,825	0.0
3,287	AIB Group PLC	17,359	0.0
422	Allianz SE	117,203	0.0
1,948	Ally Financial, Inc.	77,277	0.0
1,082	American Financial Group, Inc.	133,108	0.1
1,200	Ameriprise Financial, Inc.	512,628	0.2
690 (1)	Amundi SA	44,627	0.0
2,514	Annaly Capital Management, Inc.	47,917	0.0
586	Aon PLC - Class A	172,038	0.1
1,844	Ares Management Corp. - Class A	245,768	0.1
5,074	AXA SA	166,281	0.1
1,756	Axis Capital Holdings Ltd.	124,061	0.1
9,831	Banco Bilbao Vizcaya Argentaria SA	98,688	0.0
13,070	Banco Santander SA	60,812	0.0
5,889	Bank Leumi Le-Israel BM	48,005	0.0
1,178	Bank of Ireland Group PLC	12,306	0.0
608	Bank OZK	24,928	0.0
46,384	Barclays PLC	122,565	0.1
1,808 (2)	Berkshire Hathaway, Inc. - Class B	735,494	0.2
1,269 (2)	Block, Inc.	81,838	0.0
2,625	BNP Paribas SA	167,874	0.1
15,500	BOC Hong Kong Holdings Ltd.	47,828	0.0
538	Brown & Brown, Inc.	48,103	0.0
360	Cadence Bank	10,181	0.0
2,366	Capital One Financial Corp.	327,573	0.1
2,253	Cboe Global Markets, Inc.	383,145	0.1
10,304	Citigroup, Inc.	653,892	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
724	Citizens Financial Group, Inc.	$26,086	0.0
2,868	CME Group, Inc.	563,849	0.2
7,071	CNO Financial Group, Inc.	196,008	0.1
1,563	Commerce Bancshares, Inc.	87,184	0.0
4,391	Commerzbank AG	66,604	0.0
148	Commonwealth Bank of Australia	12,537	0.0
4,500	Dai-ichi Life Holdings, Inc.	120,509	0.0
3,294	Danske Bank A/S	98,247	0.0
800	DBS Group Holdings Ltd.	21,071	0.0
6,552	Deutsche Bank AG	104,718	0.0
1,102	East West Bancorp, Inc.	80,700	0.0
11,077	Equitable Holdings, Inc.	452,606	0.2
3,291	Essent Group Ltd.	184,921	0.1
347 (1)	Euronext NV	32,157	0.0
337	Evercore, Inc. - Class A	70,241	0.0
213	Fidelity National Financial, Inc.	10,526	0.0
672	FinecoBank Banca Fineco SpA	9,985	0.0
2,375	First American Financial Corp.	128,131	0.1
5,314	First Horizon Corp.	83,802	0.0
2,578 (2)	Fiserv, Inc.	384,225	0.1
646	Globe Life, Inc.	53,153	0.0
349	Goldman Sachs Group, Inc.	157,860	0.1
1,786	Hancock Whitney Corp.	85,424	0.0
3,318	Hartford Financial Services Group, Inc.	333,592	0.1
4,791	HSBC Holdings PLC	41,356	0.0
3,664	Industrivarden AB - Class A	124,811	0.1
716	ING Groep NV	12,303	0.0
313	Interactive Brokers Group, Inc. - Class A	38,374	0.0
2,188	International Bancshares Corp.	125,176	0.1
47,491	Intesa Sanpaolo SpA	176,496	0.1
4,205	Investor AB - Class B	115,230	0.0
7,300	Japan Post Bank Co. Ltd.	69,313	0.0
2,454	Jefferies Financial Group, Inc.	122,111	0.0
2,249	JPMorgan Chase & Co.	454,883	0.2
1,046	Julius Baer Group Ltd.	58,505	0.0
4,995	Loews Corp.	373,326	0.1
613	Marsh & McLennan Cos., Inc.	129,171	0.1
17,414	Medibank Pvt Ltd.	43,157	0.0
4,124	MetLife, Inc.	289,464	0.1
10,679	MGIC Investment Corp.	230,132	0.1
4,100	Mitsubishi UFJ Financial Group, Inc.	44,247	0.0
356	MSCI, Inc.	171,503	0.1

See Accompanying Notes to Financial Statements

39

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
20,496	NatWest Group PLC	$80,633	0.0
2,842	NN Group NV	132,092	0.1
843	Nordea Bank Abp - EUR	10,049	0.0
2,002	OneMain Holdings, Inc.	97,077	0.0
5,100	ORIX Corp.	113,036	0.0
6,715 (1)	Poste Italiane SpA	85,445	0.0
1,422	Prosperity Bancshares, Inc.	86,941	0.0
9,169	QBE Insurance Group Ltd.	105,843	0.0
813	Reinsurance Group of America, Inc.	166,885	0.1
46	RenaissanceRe Holdings Ltd.	10,281	0.0
27,005	Rithm Capital Corp.	294,625	0.1
5,966	SLM Corp.	124,033	0.1
9,150	Standard Chartered PLC	82,619	0.0
3,703	Starwood Property Trust, Inc.	70,135	0.0
2,900	Sumitomo Mitsui Financial Group, Inc.	194,662	0.1
4,852	Suncorp Group Ltd.	56,108	0.0
4,507	Svenska Handelsbanken AB - Class A	43,070	0.0
3,929	Swedbank AB - Class A	80,931	0.0
9,213	Synchrony Financial	434,762	0.2
1,000	T&D Holdings, Inc.	17,467	0.0
2,931 (2)	Toast, Inc. - Class A	75,532	0.0
3,216	Tradeweb Markets, Inc. - Class A	340,896	0.1
6,561	Truist Financial Corp.	254,895	0.1
1,125 (2)	UMB Financial Corp.	93,848	0.0
4,165	UniCredit SpA	154,130	0.1
4,285	Unum Group	219,006	0.1
11,942	Wells Fargo & Co.	709,235	0.2
62 (2)	WEX, Inc.	10,983	0.0
227	Wintrust Financial Corp.	22,373	0.0
985 (2)	Wise PLC - Class A	8,448	0.0
240	Zions Bancorp NA	10,409	0.0
		14,893,212	4.8

	Health Care: 4.2%
822 (2)	10X Genomics, Inc. - Class A	15,988	0.0
1,215	AbbVie, Inc.	208,397	0.1
2,460	Agilent Technologies, Inc.	318,890	0.1
1,225	Alcon, Inc.	108,893	0.1
8,000	Astellas Pharma, Inc.	78,926	0.0
795	AstraZeneca PLC	123,728	0.1
330 (2)	BioMarin Pharmaceutical, Inc.	27,169	0.0
6,152	Bristol-Myers Squibb Co.	255,493	0.1
943	Bruker Corp.	60,173	0.0
401	Cardinal Health, Inc.	39,426	0.0
5,411 (2)	Centene Corp.	358,749	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,300	Chugai Pharmaceutical Co. Ltd.	$46,291	0.0
930	Cigna Group	307,430	0.1
488	Cochlear Ltd.	107,721	0.1
171	CSL Ltd.	33,532	0.0
5,031	CVS Health Corp.	297,131	0.1
1,300	Daiichi Sankyo Co. Ltd.	45,180	0.0
588 (2)	Demant A/S	25,467	0.0
1,528 (2)	Dexcom, Inc.	173,245	0.1
2,606 (2)	Doximity, Inc. - Class A	72,890	0.0
1,970 (2)	Edwards Lifesciences Corp.	181,969	0.1
3,331 (2)	Elanco Animal Health, Inc.	48,066	0.0
641	Elevance Health, Inc.	347,332	0.1
738	Eli Lilly & Co.	668,170	0.2
575 (2)	Envista Holdings Corp.	9,562	0.0
13,034 (2)	Exelixis, Inc.	292,874	0.1
442 (2)	Fresenius SE & Co. KGaA	13,204	0.0
1,581	GE HealthCare Technologies, Inc.	123,191	0.1
122 (2)	Genmab A/S	30,572	0.0
4,163	Gilead Sciences, Inc.	285,623	0.1
145 (2)	GRAIL, Inc.	2,229	0.0
3,275 (2)	Grifols SA	27,697	0.0
2,493	GSK PLC	47,951	0.0
363 (2)	Haemonetics Corp.	30,031	0.0
1,066 (2)	Halozyme Therapeutics, Inc.	55,816	0.0
504 (2)	HealthEquity, Inc.	43,445	0.0
3,987	Hikma Pharmaceuticals PLC	94,994	0.0
1,100	Hoya Corp.	128,633	0.1
875 (2)	Illumina, Inc.	91,332	0.0
4,077 (2)	Incyte Corp.	247,148	0.1
506 (2)	Inspire Medical Systems, Inc.	67,718	0.0
447 (2)	Insulet Corp.	90,205	0.0
633	Ipsen SA	77,770	0.0
735 (2)	Jazz Pharmaceuticals PLC	78,447	0.0
5,193	Johnson & Johnson	759,009	0.3
3,157 (2)	Lantheus Holdings, Inc.	253,475	0.1
1,041 (2)	LivaNova PLC	57,068	0.0
247	McKesson Corp.	144,258	0.1
159 (2)	Medpace Holdings, Inc.	65,484	0.0
1,272	Medtronic PLC	100,119	0.0
7,824	Merck & Co., Inc.	968,611	0.3
452	Merck KGaA	74,750	0.0
788 (2)	Molina Healthcare, Inc.	234,272	0.1
496 (2)	Natera, Inc.	53,712	0.0
2,236 (2)	Neurocrine Biosciences, Inc.	307,830	0.1
2,647	Novartis AG, Reg	281,830	0.1
2,993	Novo Nordisk A/S - Class B	428,253	0.2
3,800	Ono Pharmaceutical Co. Ltd.	51,921	0.0

See Accompanying Notes to Financial Statements

40

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,452 (2)	Option Care Health, Inc.	$67,920	0.0
1,700	Otsuka Holdings Co. Ltd.	71,819	0.0
270 (2)	Penumbra, Inc.	48,592	0.0
3,403 (2)	Progyny, Inc.	97,360	0.0
402 (2)	Regeneron Pharmaceuticals, Inc.	422,514	0.2
418	Roche Holding AG	115,811	0.1
1,050	Sanofi	101,265	0.0
639 (2)	Sarepta Therapeutics, Inc.	100,962	0.0
266	Sonova Holding AG, Reg	81,946	0.0
586	Stryker Corp.	199,386	0.1
3,200	Takeda Pharmaceutical Co. Ltd.	83,002	0.0
469 (2)	Tenet Healthcare Corp.	62,391	0.0
876	Thermo Fisher Scientific, Inc.	484,428	0.2
301 (2)	United Therapeutics Corp.	95,884	0.0
1,421	UnitedHealth Group, Inc.	723,658	0.2
55 (2)	Veeva Systems, Inc. - Class A	10,066	0.0
1,112 (2)	Vertex Pharmaceuticals, Inc.	521,217	0.2
295	Zoetis, Inc.	51,141	0.0
		12,908,652	4.2

	Industrials: 4.3%
901	3M Co.	92,073	0.0
2,459	ABB Ltd., Reg	136,354	0.1
1,360	Acuity Brands, Inc.	328,358	0.1
535	Adecco Group AG	17,749	0.0
1,828	Advanced Drainage Systems, Inc.	293,193	0.1
1,838	AECOM	162,001	0.1
483 (1)	Aena SME SA	97,806	0.0
97	AerCap Holdings NV	9,040	0.0
800	AGC, Inc.	26,031	0.0
92	AGCO Corp.	9,005	0.0
262 (2)	Alaska Air Group, Inc.	10,585	0.0
19,128 (2)	American Airlines Group, Inc.	216,720	0.1
2,477	AMETEK, Inc.	412,941	0.1
19,113	Aurizon Holdings Ltd.	46,430	0.0
1,197	Avis Budget Group, Inc.	125,110	0.1
8,960	BAE Systems PLC	149,243	0.1
6,768 (2)	Brambles Ltd.	65,311	0.0
555	Brenntag SE	37,440	0.0
1,099	Bunzl PLC	41,755	0.0
293	Bureau Veritas SA	8,142	0.0
96 (2)	CACI International, Inc. - Class A	41,292	0.0
341	Carlisle Cos., Inc.	138,177	0.1
4,000	Central Japan Railway Co.	86,709	0.0
1,879	Cie de Saint-Gobain	146,138	0.1
525	Cintas Corp.	367,636	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,500	CK Hutchison Holdings Ltd.	$50,086	0.0
4,607 (2)	Clarivate PLC	26,214	0.0
267 (2)	Clean Harbors, Inc.	60,382	0.0
3,136	Computershare Ltd.	54,848	0.0
5,730 (2)	Copart, Inc.	310,337	0.1
8,160 (2)	Core & Main, Inc. - Class A	399,350	0.1
4,084	CSX Corp.	136,610	0.1
116	Curtiss-Wright Corp.	31,434	0.0
2,428	Daimler Truck Holding AG	96,836	0.0
1,108	DCC PLC	77,329	0.0
6,201	Delta Air Lines, Inc.	294,175	0.1
2,536	Donaldson Co., Inc.	181,476	0.1
3,479	Dun & Bradstreet Holdings, Inc.	32,216	0.0
88	Eiffage SA	8,088	0.0
80	EMCOR Group, Inc.	29,206	0.0
86	EnerSys	8,903	0.0
741	Equifax, Inc.	179,663	0.1
355	Esab Corp.	33,523	0.0
677	Experian PLC	31,451	0.0
178	Exponent, Inc.	16,931	0.0
1,400	FANUC Corp.	38,434	0.0
740	Flowserve Corp.	35,594	0.0
7,577	Fortive Corp.	561,456	0.2
1,631	Fortune Brands Innovations, Inc.	105,917	0.0
5,908 (2)	Gates Industrial Corp. PLC	93,405	0.0
9,834	Genpact Ltd.	316,556	0.1
5,218	Getlink SE	86,396	0.0
2,697	Graco, Inc.	213,818	0.1
1,212 (2)	GXO Logistics, Inc.	61,206	0.0
1,000	Hitachi Ltd.	22,516	0.0
4,464	Husqvarna AB - Class B	35,697	0.0
3,447	Ingersoll Rand, Inc.	313,125	0.1
842	ITT, Inc.	108,770	0.0
2,700	Japan Airlines Co. Ltd.	42,660	0.0
1,800	Jardine Matheson Holdings Ltd.	63,900	0.0
2,240	Johnson Controls International PLC	148,893	0.1
103 (2)	Kirby Corp.	12,332	0.0
1,250	Legrand SA	124,069	0.1
274	Leidos Holdings, Inc.	39,971	0.0
67	Lennox International, Inc.	35,844	0.0
191	Lincoln Electric Holdings, Inc.	36,030	0.0
2,400	Makita Corp.	65,707	0.0
393	ManpowerGroup, Inc.	27,431	0.0
653 (2)	MasTec, Inc.	69,864	0.0
225 (2)	Middleby Corp.	27,587	0.0
368	MSA Safety, Inc.	69,070	0.0
875	MSC Industrial Direct Co., Inc. - Class A	69,396	0.0

See Accompanying Notes to Financial Statements

41

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,200	Nippon Express Holdings, Inc.	$55,537	0.0
1,437	nVent Electric PLC	110,089	0.0
1,258	Old Dominion Freight Line, Inc.	222,163	0.1
2,849	Owens Corning	494,928	0.2
488	Parker-Hannifin Corp.	246,835	0.1
3,261	Pentair PLC	250,021	0.1
235	RB Global, Inc.	17,945	0.0
1,044	Regal Rexnord Corp.	141,170	0.1
417	Rexel SA	10,787	0.0
529	Rockwell Automation, Inc.	145,623	0.1
2,370	Rollins, Inc.	115,632	0.0
729	Ryder System, Inc.	90,308	0.0
299 (2)	Saia, Inc.	141,813	0.1
115 (2)	Schneider Electric SE	27,571	0.0
700	Secom Co. Ltd.	41,457	0.0
1,321	Sensata Technologies Holding PLC	49,392	0.0
388	Seven Group Holdings Ltd.	9,693	0.0
1,385	Siemens AG, Reg	257,784	0.1
515	Simpson Manufacturing Co., Inc.	86,793	0.0
1,900	Singapore Airlines Ltd.	9,654	0.0
110 (2)	SiteOne Landscape Supply, Inc.	13,355	0.0
4,614	SKF AB - Class B	92,729	0.0
5,494	Smiths Group PLC	118,212	0.0
7,978	SS&C Technologies Holdings, Inc.	499,981	0.2
1,564	Stanley Black & Decker, Inc.	124,948	0.1
3,000	Sumitomo Corp.	75,366	0.0
78	Teleperformance	8,241	0.0
1,316	Terex Corp.	72,169	0.0
1,199	Timken Co.	96,076	0.0
2,100	TOPPAN Holdings, Inc.	58,255	0.0
4,500	Toyota Tsusho Corp.	87,944	0.0
192	TransUnion	14,239	0.0
3,548 (2)	Uber Technologies, Inc.	257,869	0.1
334	United Rentals, Inc.	216,008	0.1
5,522	Volvo AB - Class B	141,885	0.1
261	Watsco, Inc.	120,906	0.1
2,116	Watts Water Technologies, Inc. - Class A	388,011	0.1
1,230	WESCO International, Inc.	194,980	0.1
239	Westinghouse Air Brake Technologies Corp.	37,774	0.0
273 (2)	WillScot Mobile Mini Holdings Corp.	10,276	0.0
796	Wolters Kluwer NV	131,450	0.1
139 (2)	XPO, Inc.	14,755	0.0
		13,250,565	4.3

	Information Technology: 9.5%
950 (2)	Adobe, Inc.	527,763	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,423 (2)	Advanced Micro Devices, Inc.	$230,825	0.1
925	Amkor Technology, Inc.	37,019	0.0
23,230	Apple, Inc.	4,892,703	1.6
3,276	Applied Materials, Inc.	773,103	0.3
431 (2)	Arrow Electronics, Inc.	52,048	0.0
93	ASM International, N.V.	71,087	0.0
465	ASML Holding NV	473,913	0.2
1,875	Avnet, Inc.	96,544	0.0
506	BE Semiconductor Industries NV	84,528	0.0
525	Broadcom, Inc.	842,903	0.3
680	Broadridge Financial Solutions, Inc.	133,960	0.1
995 (2)	Cadence Design Systems, Inc.	306,211	0.1
83	Capgemini SE	16,487	0.0
154 (2)	Check Point Software Technologies Ltd.	25,410	0.0
600 (2)	Cirrus Logic, Inc.	76,596	0.0
5,398	Cisco Systems, Inc.	256,459	0.1
401 (2)	Coherent Corp.	29,056	0.0
791 (2)	CommVault Systems, Inc.	96,162	0.0
166	Concentrix Corp.	10,504	0.0
1,895	Dassault Systemes SE	71,254	0.0
98 (2)	Datadog, Inc. - Class A	12,710	0.0
200	Disco Corp.	76,180	0.0
2,911 (2)	DocuSign, Inc.	155,738	0.1
9,124 (2)	Dropbox, Inc. - Class A	205,016	0.1
4,493 (2)	Dynatrace, Inc.	201,017	0.1
80 (2)	Enphase Energy, Inc.	7,977	0.0
478 (2)	ExlService Holdings, Inc.	14,990	0.0
1,192 (2)	F5, Inc.	205,298	0.1
700	Fujitsu Ltd.	10,978	0.0
2,544 (2)	Gitlab, Inc. - Class A	126,488	0.1
10,823	Hewlett Packard Enterprise Co.	229,123	0.1
675	Infineon Technologies AG	24,773	0.0
784	Intuit, Inc.	515,253	0.2
223	Jabil, Inc.	24,260	0.0
400	Keyence Corp.	175,071	0.1
2,125 (2)	Keysight Technologies, Inc.	290,594	0.1
764	KLA Corp.	629,926	0.2
328	Lam Research Corp.	349,271	0.1
971 (2)	Lattice Semiconductor Corp.	56,308	0.0
55 (2)	Manhattan Associates, Inc.	13,567	0.0
259	Mastercard, Inc. - Class A	114,260	0.1
11,633	Microsoft Corp.	5,199,369	1.7
721	MKS Instruments, Inc.	94,148	0.0
470	Monolithic Power Systems, Inc.	386,190	0.1
300	NEC Corp.	24,737	0.0

See Accompanying Notes to Financial Statements

42

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,171	NetApp, Inc.	$408,425	0.2
1,000	NTT Data Group Corp.	14,773	0.0
43,261	NVIDIA Corp.	5,344,464	1.7
118 (2)	Onto Innovation, Inc.	25,908	0.0
3,900	Otsuka Corp.	75,224	0.0
215 (2)	Palo Alto Networks, Inc.	72,887	0.0
506 (2)	Paylocity Holding Corp.	66,716	0.0
5,176 (2)	PayPal Holdings, Inc.	300,363	0.1
5,585 (2)	Pure Storage, Inc. - Class A	358,613	0.1
3,268	Qualcomm, Inc.	650,920	0.2
1,364 (2)	Rambus, Inc.	80,149	0.0
1,500	Renesas Electronics Corp.	28,447	0.0
347 (2)	RingCentral, Inc. - Class A	9,785	0.0
1,753	Sage Group PLC	24,017	0.0
2,359	Salesforce, Inc.	606,499	0.2
415	SAP SE	83,363	0.0
300	SCREEN Holdings Co. Ltd.	27,198	0.0
5,667 (2)	SentinelOne, Inc. - Class A	119,290	0.1
845 (2)	ServiceNow, Inc.	664,736	0.2
2,300	Shimadzu Corp.	57,647	0.0
757	Skyworks Solutions, Inc.	80,681	0.0
411 (2)	Smartsheet, Inc. - Class A	18,117	0.0
969 (2)	Snowflake, Inc. - Class A	130,902	0.1
88 (2)	Super Micro Computer, Inc.	72,103	0.0
97 (2)	Synopsys, Inc.	57,721	0.0
1,829 (2)	Teradata Corp.	63,210	0.0
224	Teradyne, Inc.	33,217	0.0
1,500	TIS, Inc.	29,142	0.0
400	Tokyo Electron Ltd.	87,560	0.0
1,800	Trend Micro, Inc./Japan	73,369	0.0
181 (2)	Trimble, Inc.	10,122	0.0
179	Universal Display Corp.	37,635	0.0
3,690	Visa, Inc. - Class A	968,514	0.3
261 (2)	Wix.com Ltd.	41,517	0.0
462 (2)	Workday, Inc. - Class A	103,285	0.1
945 (2)	Xero Ltd.	85,462	0.0
1,230 (2)	Zoom Video Communications, Inc. - Class A	72,804	0.0
		29,232,562	9.5

	Materials: 1.3%
354	Air Liquide SA	61,096	0.0
221	Akzo Nobel NV	13,470	0.0
659	Alcoa Corp.	26,215	0.0
1,616	Anglo American PLC	51,066	0.0
3,458	ArcelorMittal SA	79,220	0.0
754	Arkema SA	65,706	0.0
691	Ashland, Inc.	65,293	0.0
696	Avient Corp.	30,380	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,479 (2)	Axalta Coating Systems Ltd.	$84,707	0.0
3,263	Berry Global Group, Inc.	192,028	0.1
3,936	BHP Group Ltd. - Class DI	112,498	0.1
2,555	BlueScope Steel Ltd.	34,683	0.0
554	Cabot Corp.	50,907	0.0
365	Chemours Co.	8,238	0.0
4,879 (2)	Cleveland-Cliffs, Inc.	75,088	0.0
1,524	Commercial Metals Co.	83,805	0.0
381	Crown Holdings, Inc.	28,343	0.0
1,518	Dow, Inc.	80,530	0.0
49	Eagle Materials, Inc.	10,656	0.0
8,813	Element Solutions, Inc.	239,009	0.1
692	Fortescue Metals Group Ltd.	9,852	0.0
2,647	Freeport-McMoRan, Inc.	128,644	0.1
5	Givaudan SA, Reg	23,683	0.0
971	Heidelberg Materials AG	100,376	0.0
1,915	Holcim AG	169,271	0.1
1,566	Holmen AB - Class B	61,618	0.0
1,560 (2)	James Hardie Industries PLC	48,824	0.0
4,000	JFE Holdings, Inc.	57,730	0.0
190 (2)	Knife River Corp.	13,327	0.0
1,473	Louisiana-Pacific Corp.	121,272	0.1
8,200	Mitsubishi Chemical Group Corp.	45,689	0.0
2,951	Mondi PLC QX	56,645	0.0
1,400	Nitto Denko Corp.	111,044	0.1
245	Nucor Corp.	38,730	0.0
3,277	PPG Industries, Inc.	412,541	0.1
453	Reliance Steel & Aluminum Co.	129,377	0.1
1,226	Rio Tinto Ltd.	97,113	0.0
334	Royal Gold, Inc.	41,803	0.0
3,198	RPM International, Inc.	344,361	0.1
1,645	Sherwin-Williams Co.	490,917	0.2
1,300	Shin-Etsu Chemical Co. Ltd.	50,546	0.0
368	Sika AG, Reg	105,049	0.1
13,360	South32 Ltd. - Class DI	32,413	0.0
288	United States Steel Corp.	10,886	0.0
654	Yara International ASA	18,847	0.0
		4,113,496	1.3

	Real Estate: 1.0%
422	American Homes 4 Rent - Class A	15,681	0.0
303	Boston Properties, Inc.	18,653	0.0
12,759	Brixmor Property Group, Inc.	294,605	0.1
16,400	CapitaLand Ascendas REIT	30,900	0.0
1,187 (2)	CBRE Group, Inc. - Class A	105,774	0.0
11,000	CK Asset Holdings Ltd.	41,207	0.0

See Accompanying Notes to Financial Statements

43

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
5,238	COPT Defense Properties	$131,107	0.1
632	CubeSmart	28,547	0.0
3,300	Daiwa House Industry Co. Ltd.	84,018	0.0
708	EastGroup Properties, Inc.	120,431	0.1
3,862	Equity Residential	267,791	0.1
1,484	First Industrial Realty Trust, Inc.	70,505	0.0
320	Gaming and Leisure Properties, Inc.	14,467	0.0
4,863	GPT Group	12,966	0.0
16,993	Host Hotels & Resorts, Inc.	305,534	0.1
4,273	Invitation Homes, Inc.	153,358	0.1
631	Iron Mountain, Inc.	56,550	0.0
1,272 (2)	Jones Lang LaSalle, Inc.	261,116	0.1
2,497	Kilroy Realty Corp.	77,831	0.0
1,116	Lamar Advertising Co. - Class A	133,395	0.1
2,152	Land Securities Group PLC	16,815	0.0
5,100	Mitsui Fudosan Co. Ltd.	46,940	0.0
1,100	Nomura Real Estate Holdings, Inc.	27,691	0.0
20,972	Park Hotels & Resorts, Inc.	314,161	0.1
4,679	Regency Centers Corp.	291,034	0.1
4,507	Sabra Health Care REIT, Inc.	69,408	0.0
36,512	Scentre Group	75,678	0.0
262	STAG Industrial, Inc.	9,448	0.0
3,000	Swire Pacific Ltd. - Class A	26,486	0.0
25,800	Swire Properties Ltd.	41,103	0.0
187	WP Carey, Inc.	10,294	0.0
		3,153,494	1.0

	Utilities: 1.0%
432	Acciona SA	51,125	0.0
3,554	Black Hills Corp.	193,267	0.1
45,243	Centrica PLC	77,116	0.0
7,900	Chubu Electric Power Co., Inc.	93,325	0.1
7,629	Edison International	547,838	0.2
745	Entergy Corp.	79,715	0.0
5,677	Evergy, Inc.	300,711	0.1
500	Kansai Electric Power Co., Inc.	8,396	0.0
4,942	National Fuel Gas Co.	267,807	0.1
5,085	NorthWestern Corp.	254,657	0.1
1,079	OGE Energy Corp.	38,520	0.0
1,298	ONE Gas, Inc.	82,877	0.0
1,300	Osaka Gas Co. Ltd.	28,730	0.0
27,873	PG&E Corp.	486,663	0.2
10,500	Power Assets Holdings Ltd.	56,747	0.0
4,332	Red Electrica Corp. SA	75,751	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
2,018	RWE AG	$69,228	0.0
16,300	Sembcorp Industries Ltd.	57,614	0.0
2,214	Sempra Energy	168,397	0.1
1,520	Terna - Rete Elettrica Nazionale	11,717	0.0
3,800 (2)	Tokyo Electric Power Co. Holdings, Inc.	20,463	0.0
700	Tokyo Gas Co. Ltd.	15,070	0.0
1,895	UGI Corp.	43,396	0.0
		3,029,130	1.0

	Total Common Stock (Cost $87,351,068)	111,859,654	36.2

EXCHANGE-TRADED FUNDS: 4.2%
2,202	iShares Core S&P Mid-Cap ETF	128,861	0.0
2,750	iShares MSCI EAFE ETF	215,407	0.1
731	SPDR S&P 500 ETF Trust	397,825	0.1
142,571	Vanguard FTSE Emerging Markets ETF	6,238,907	2.0
105,475	Vanguard Long-Term Treasury ETF	6,083,798	2.0
		13,064,798	4.2

	Total Exchange-Traded Funds (Cost $12,912,951)	13,064,798	4.2

MUTUAL FUNDS: 32.1%
	Affiliated Investment Companies: 32.1%
2,405,217	Voya Short Term Bond Fund - Class R6	22,296,366	7.2
70,348 (2)	Voya Small Cap Growth Fund - Class R6	3,133,988	1.0
408,243	Voya Small Company Fund - Class R6	6,058,324	2.0
3,099,418	Voya U.S. Stock Index Portfolio - Class I	63,507,072	20.5
413,815	Voya VACS Series HYB Fund	4,212,637	1.4
		99,208,387	32.1

	Total Mutual Funds (Cost $85,948,981)	99,208,387	32.1

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
2,051	Porsche Automobil Holding SE	92,565	0.0

	Consumer Staples: 0.0%
779	Henkel AG & Co. KGaA	69,360	0.0

	Total Preferred Stock (Cost $163,650)	161,925	0.0

See Accompanying Notes to Financial Statements

44

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 9.1%
	United States Treasury Bonds: 2.4%
1,000	1.250%, 05/15/2050	$496	0.0
22,000	1.375%, 11/15/2040	13,890	0.0
2,200	1.625%, 11/15/2050	1,205	0.0
117,400	3.250%, 05/15/2042	97,660	0.0
3,151,700	4.250%, 02/15/2054	3,001,748	1.0
4,227,600	4.625%, 05/15/2044	4,220,333	1.4
		7,335,332	2.4
	United States Treasury Notes: 6.7%
219,300	1.250%, 09/30/2028	192,744	0.1
600,000	2.875%, 04/30/2025	588,756	0.2
442,000	4.250%, 06/30/2031	441,979	0.1
6,882,100	4.375%, 05/15/2034	6,884,789	2.2
7,791,900	4.500%, 05/31/2029	7,846,078	2.5
842,000	4.500%, 05/31/2031	855,814	0.3
2,243,000	4.625%, 06/15/2027	2,249,571	0.7
1,700,000	4.875%, 05/31/2026	1,703,586	0.6
		20,763,317	6.7

	Total U.S. Treasury Obligations (Cost $28,173,685)	28,098,649	9.1

ASSET-BACKED SECURITIES: 4.0%
	Automobile Asset-Backed Securities: 0.3%
150,000 (1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	149,850	0.1
9,715	Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	9,694	0.0
200,000	Exeter Automobile Receivables Trust 2024-1A B, 5.290%, 08/15/2028	199,171	0.1
100,000 (1)	Ford Credit Auto Owner Trust 2022-1 C, 4.670%, 11/15/2034	97,268	0.0
100,000	GM Financial Automobile Leasing Trust 2022-2 C, 4.330%, 05/20/2026	99,590	0.0
350,000	Honda Auto Receivables Owner Trust 2024-1 A4, 5.170%, 05/15/2030	351,428	0.1
		907,001	0.3

	Home Equity Asset-Backed Securities: 0.0%
39,489 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	38,922	0.0

	Other Asset-Backed Securities: 3.3%
250,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 6.679%, (TSFR3M + 1.350%), 04/15/2035	250,188	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
234,253 (1)(3)	Apidos Clo Xxv 2016-25A A1R2, 6.475%, (TSFR3M + 1.150%), 10/20/2031	$234,358	0.1
250,000 (1)(3)	Apidos CLO XXXII 2019-32A A1R, 6.443%, (TSFR3M + 1.100%), 01/20/2033	250,187	0.1
13,666 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	12,666	0.0
300,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 8.343%, (TSFR1M + 3.014%), 11/15/2036	290,872	0.1
250,000 (1)(3)	ARES LII CLO Ltd. 2019-52A A1R, 6.636%, (TSFR3M + 1.312%), 04/22/2031	250,364	0.1
400,000 (1)(3)	ARES XLIV CLO Ltd. 2017-44A A2R, 6.890%, (TSFR3M + 1.562%), 04/15/2034	400,430	0.1
250,000 (1)(3)	Barings CLO Ltd. 2018-4A A1R, 6.479%, (TSFR3M + 1.150%), 10/15/2030	250,113	0.1
250,000 (1)(3)	Benefit Street Partners CLO XIX Ltd. 2019-19A AR, 6.505%, (TSFR3M + 1.180%), 01/15/2033	249,968	0.1
500,000 (1)(3)	BlueMountain CLO Ltd. 2014-2A A2R2, 6.986%, (TSFR3M + 1.662%), 10/20/2030	499,953	0.2
231,582 (1)(3)	BlueMountain CLO Ltd. 2016-3A A1R2, 6.522%, (TSFR3M + 1.200%), 11/15/2030	231,752	0.1
250,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.590%, (TSFR3M + 2.262%), 04/15/2034	248,324	0.1
455,000 (1)(3)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.479%, (TSFR3M + 2.150%), 04/15/2035	455,443	0.1
98,250 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	93,349	0.0
175,771 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A1R2, 6.549%, (TSFR3M + 1.232%), 04/17/2031	175,881	0.0

See Accompanying Notes to Financial Statements

45

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
270,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 6.545%, (TSFR3M + 1.220%), 07/20/2032	$270,518	0.1
16,450 (3)	Chase Funding Trust Series 2003-5 2A2, 6.060%, (TSFR1M + 0.714%), 07/25/2033	16,068	0.0
218,098 (1)(3)	CIFC Funding Ltd. 2018-2A A1, 6.626%, (TSFR3M + 1.302%), 04/20/2031	218,468	0.1
61,840 (1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	55,763	0.0
250,000 (1)(3)	Crestline Denali CLO XVII Ltd. 2018-1A ARR, 6.462%, (TSFR3M + 1.130%), 10/15/2031	250,063	0.1
243,125 (1)	Domino’s Pizza Master Issuer LLC 2021-1A A2I, 2.662%, 04/25/2051	216,258	0.1
94,750 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	92,262	0.0
250,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.836%, (TSFR3M + 1.512%), 01/20/2030	250,120	0.1
250,000 (1)(3)	Galaxy XXVI CLO Ltd. 2018-26A AR, 6.497%, (TSFR3M + 1.170%), 11/22/2031	250,136	0.1
10,644 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	9,840	0.0
59,501 (1)	Loanpal Solar Loan Ltd. 2020-2GF A, 2.750%, 07/20/2047	48,409	0.0
59,531 (1)	Loanpal Solar Loan Ltd. 2021-1GS A, 2.290%, 01/20/2048	47,935	0.0
100,722 (1)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	79,220	0.0
250,000 (1)(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.588%, (TSFR3M + 2.262%), 04/19/2033	251,112	0.1
225,999 (1)(3)	Magnetite XII Ltd. 2015-12A AR4, 6.479%, (TSFR3M + 1.150%), 10/15/2031	226,169	0.1
340,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1, 6.690%, (TSFR3M + 1.362%), 07/15/2034	340,204	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
28,541 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$26,311	0.0
21,909 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	19,173	0.0
46,465 (1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	39,014	0.0
53,332 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	41,597	0.0
250,000 (1)(3)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 6.790%, (TSFR3M + 1.462%), 07/15/2029	250,127	0.1
250,000 (1)(3)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.489%, (TSFR3M + 2.162%), 01/18/2034	250,212	0.1
5,992 (1)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	5,965	0.0
250,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A B, 7.286%, (TSFR3M + 1.962%), 04/20/2034	250,220	0.1
250,000 (1)(3)	Rockland Park CLO Ltd. 2021-1A C, 7.486%, (TSFR3M + 2.162%), 04/20/2034	250,455	0.1
99,750 (1)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	100,701	0.0
10,973 (1)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	10,972	0.0
290,000 (1)(3)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 6.604%, (TSFR3M + 1.280%), 01/25/2032	290,452	0.1
93,369 (1)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	91,534	0.0
179,743 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	146,224	0.0
82,568 (1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	68,003	0.0
86,908 (1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	74,635	0.0
250,000 (1)(3)	Symphony CLO XVI Ltd. 2015-16A ARR, 6.523%, (TSFR3M + 1.200%), 10/15/2031	250,231	0.1

See Accompanying Notes to Financial Statements

46

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
250,000 (1)(3)	Symphony CLO XX Ltd. 2018-20A AR2, 6.437%, (TSFR3M + 1.100%), 01/16/2032	$250,187	0.1
187,500 (1)	Taco Bell Funding LLC 2016-1A A23, 4.970%, 05/25/2046	184,068	0.1
201,493 (1)(3)	THL Credit Wind River CLO Ltd. 2015-1A A1R3, 6.525%, (TSFR3M + 1.200%), 10/20/2030	201,623	0.1
290,000 (1)(3)	TIAA CLO I Ltd. 2016-1A ARR, 6.575%, (TSFR3M + 1.250%), 07/20/2031	290,352	0.1
250,000 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 6.590%, (TSFR3M + 1.250%), 07/15/2032	250,082	0.1
93,491 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	88,002	0.0
194,500 (1)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	172,851	0.0
		10,119,384	3.3

	Student Loan Asset-Backed Securities: 0.4%
28,205 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	26,102	0.0
20,385 (1)	Commonbond Student Loan Trust-GS 2017-BGS A1, 2.680%, 09/25/2042	18,531	0.0
26,872 (1)	Commonbond Student Loan Trust-GS 2020-AGS A, 1.980%, 08/25/2050	23,478	0.0
13,938 (1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	13,594	0.0
314,380 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	294,938	0.1
95,667 (1)	Navient Private Education Refi Loan Trust 2020-BA A2, 2.120%, 01/15/2069	88,833	0.0
22,312 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	20,502	0.0
50,345 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	44,523	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
241,066 (1)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	$212,065	0.1
196,208 (1)	Navient Private Education Refi Loan Trust 2021-c 2021-CA A, 1.060%, 10/15/2069	172,976	0.1
100,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	95,545	0.0
170,389 (1)	SMB Private Education Loan Trust 2019-B A2A, 2.840%, 06/15/2037	162,596	0.1
177,586 (1)	SMB Private Education Loan Trust-A 2020-PTA A2A, 1.600%, 09/15/2054	161,987	0.0
18,641 (1)	Sofi Professional Loan Program Trust 2018-C A2FX, 3.590%, 01/25/2048	18,143	0.0
17,760 (1)	Sofi Professional Loan Program Trust 2018-D A2FX, 3.600%, 02/25/2048	17,271	0.0
48,977 (1)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	44,787	0.0
		1,415,871	0.4

	Total Asset-Backed Securities (Cost $12,647,025)	12,481,178	4.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.1%
500,000 (1)(3)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	304,215	0.1
500,000 (1)(3)	AREIT Trust 2021-CRE5 D, 8.093%, (TSFR1M + 2.764%), 11/17/2038	475,808	0.2
250,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	251,708	0.1
3,000,000 (3)(4)	BANK 2017-BNK8 XB, 0.229%, 11/15/2050	17,282	0.0
923,827 (3)(4)	BANK 2019-BN16 XA, 1.096%, 02/15/2052	31,544	0.0
3,545,668 (3)(4)	BANK 2019-BN21 XA, 0.956%, 10/17/2052	121,349	0.1
434,000 (3)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 B, 3.879%, 02/15/2050	403,264	0.1

See Accompanying Notes to Financial Statements

47

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,180,000 (1)(3)(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	$11,715	0.0
943,826 (3)(4)	Benchmark Mortgage Trust 2019-B9 XA, 1.181%, 03/15/2052	33,692	0.0
650,000 (3)	Benchmark Mortgage Trust 2023-V3 A3, 6.363%, 07/15/2056	671,382	0.2
500,000 (1)(3)	BLP Commercial Mortgage Trust 2024-IND2 B, 7.020%, (TSFR1M + 1.692%), 03/15/2041	496,579	0.2
105,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 7.614%, (TSFR1M + 2.285%), 10/15/2036	103,011	0.1
343,000 (1)(3)	BX Commercial Mortgage Trust 2021-IRON E, 7.793%, (TSFR1M + 2.464%), 02/15/2038	326,811	0.1
309,016 (1)(3)	BX Commercial Mortgage Trust 2021-XL2 B, 6.441%, (TSFR1M + 1.112%), 10/15/2038	304,675	0.1
250,000 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 6.870%, (TSFR1M + 1.541%), 05/15/2034	250,555	0.1
635,846 (3)(4)	CD Mortgage Trust 2017-CD4 XA, 1.376%, 05/10/2050	17,727	0.0
400,000	Citigroup Commercial Mortgage Trust 2015-GC27 AS, 3.571%, 02/10/2048	394,113	0.1
839,619 (3)(4)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.047%, 07/10/2049	22,848	0.0
1,012,711 (3)(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.126%, 10/12/2050	25,324	0.0
933,464 (3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.006%, 09/15/2050	20,369	0.0
1,154,621 (3)(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.826%, 06/10/2051	25,826	0.0
1,085,477 (3)(4)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.167%, 08/10/2056	43,380	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	$52,634	0.0
61,488 (3)	Comm Mortgage Trust 2013-CR13 C, 5.113%, 11/10/2046	57,883	0.0
2,380,000 (1)(3)(4)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	21,215	0.0
1,268,775 (3)(4)	COMM Mortgage Trust 2016-CR28 XA, 0.779%, 02/10/2049	9,317	0.0
674,898 (3)(4)	COMM Mortgage Trust 2017-COR2 XA, 1.305%, 09/10/2050	18,549	0.0
130,000 (1)(3)	DBWF Mortgage Trust 2015-LCM D, 3.535%, 06/10/2034	113,624	0.1
500,000 (1)(3)	DK Trust 2024-SPBX C, 7.279%, (TSFR1M + 1.950%), 03/15/2034	497,924	0.2
350,000 (1)(3)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	350,727	0.1
450,000 (1)	ELM Trust 2024-ELM C15, 6.189%, 06/10/2039	451,008	0.2
1,631,005 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.967%, 11/25/2030	70,999	0.0
781,624 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	77,628	0.0
1,273,283 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.953%, 10/25/2035	81,647	0.0
848,000 (4)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	43,445	0.0
300,000 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	234,681	0.1
500,000 (1)(3)	Great Wolf Trust 2024-WOLF A, 6.871%, (TSFR1M + 1.542%), 03/15/2039	499,717	0.2
227,167 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.871%, 06/10/2047	184	0.0

See Accompanying Notes to Financial Statements

48

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,307,602 (3)(4)	GS Mortgage Securities Trust 2016-GS4 XA, 0.686%, 11/10/2049	$13,008	0.0
812,435 (3)(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.154%, 05/10/2050	18,332	0.0
1,046,032 (3)(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.171%, 02/10/2052	39,861	0.0
1,916,395 (3)(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.933%, 09/10/2052	66,800	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	81,062	0.0
1,295,243 (3)(4)	GS Mortgage Securities Trust 2020-GC47 XA, 1.241%, 05/12/2053	64,096	0.0
175,000 (1)(3)	GSMS Trustair 2024-FAIR A, 6.072%, 07/15/2029	173,966	0.1
1,080,776 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.706%, 12/15/2049	11,114	0.0
1,215,762 (3)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XA, 1.019%, 12/15/2047	2,017	0.0
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	56,842	0.0
3,136,741 (3)(4)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.728%, 11/15/2052	87,050	0.0
1,001,661 (4)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.410%, 05/15/2054	58,592	0.0
650,000 (1)(3)	PFP Ltd. 2023-10 A, 7.694%, (TSFR1M + 2.365%), 09/16/2038	654,089	0.2
1,825,964 (3)(4)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.077%, 03/15/2051	50,759	0.0
60,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	52,780	0.0
400,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	381,864	0.1
400,000 (1)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	309,708	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,046 (3)(4)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.735%, 08/15/2052	$124	0.0
500,000 (1)	WSTN Trust 2023-MAUI A, 6.518%, 07/05/2037	501,901	0.2

	Total Commercial Mortgage-Backed Securities (Cost $9,845,320)	9,558,324	3.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.1%
36,655 (3)	Alternative Loan Trust 2004-J7 M1, 5.189%, (TSFR1M + 1.134%), 10/25/2034	35,871	0.0
34,928	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	24,047	0.0
65,563 (3)	Alternative Loan Trust 2005-J2 1A12, 5.500%, (TSFR1M + 0.514%), 04/25/2035	50,061	0.0
15,051	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	7,328	0.0
71,338 (3)	Alternative Loan Trust 2006-19CB A12, 5.860%, (TSFR1M + 0.514%), 08/25/2036	33,006	0.0
22,380 (3)	Alternative Loan Trust 2007-23CB A3, 5.960%, (TSFR1M + 0.614%), 09/25/2037	8,564	0.0
96,450 (3)	Alternative Loan Trust 2007-2CB 2A1, 5.750%, (TSFR1M + 0.714%), 03/25/2037	41,166	0.0
600,000 (1)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	469,261	0.2
18,365 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.805%, 09/25/2035	14,611	0.0
500,000 (1)(3)	Bellemeade Re Ltd. 2022-1 M1C, 9.035%, (SOFR30A + 3.700%), 01/26/2032	513,235	0.2
46,206 (3)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.439%, 03/25/2036	34,389	0.0
24,134 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.560%, 09/25/2037	21,375	0.0

See Accompanying Notes to Financial Statements

49

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.450%, (SOFR30A + 3.114%), 01/25/2040	$103,039	0.0
2,321	Fannie Mae REMIC Trust 2011-113 CL, 4.000%, 11/25/2041	58	0.0
2,819	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,570	0.0
415	Fannie Mae REMIC Trust 2018-8 AB, 3.500%, 10/25/2047	380	0.0
82,398 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.939%, 03/25/2048	73,202	0.0
902	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	854	0.0
3,266	Freddie Mac REMIC Trust 4495 PA, 3.500%, 09/15/2043	3,138	0.0
133,265 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 6.985%, (SOFR30A + 1.650%), 01/25/2034	134,172	0.1
600,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.085%, (SOFR30A + 3.750%), 12/25/2041	622,236	0.2
13,641 (3)	HomeBanc Mortgage Trust 2004-1 2A, 6.320%, (TSFR1M + 0.974%), 08/25/2029	13,017	0.0
26,363 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	25,415	0.0
130,621 (1)(3)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	109,640	0.1
200,000 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	187,287	0.1
7,048	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	5,911	0.0
281,328 (1)(3)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	276,101	0.1
273,761 (1)(3)	Triangle Re Ltd. 2021-3 M1B, 8.235%, (SOFR30A + 2.900%), 02/25/2034	276,558	0.1
31,044 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR11 A1C3, 6.480%, (TSFR1M + 1.134%), 08/25/2045	29,297	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,545 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.796%, 10/25/2036	$11,832	0.0
18,565 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR8 1A4, 4.394%, 08/25/2046	15,998	0.0
90,709 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.209%, 12/25/2036	78,527	0.0
46,998 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY7 2A2, 3.973%, 07/25/2037	39,076	0.0
14,582 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 6.440%, (TSFR1M + 1.094%), 10/25/2045	13,681	0.0
116,676 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 6.113%, (12MTA + 0.960%), 08/25/2046	58,780	0.0
9,009 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.890%, (TSFR1M + 0.544%), 06/25/2037	7,305	0.0
7,274 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.170%, 04/25/2036	6,752	0.0
11,369 (3)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 5.968%, 12/28/2037	9,726	0.0

	Total Collateralized Mortgage Obligations (Cost $3,620,844)	3,357,466	1.1

CORPORATE BONDS/NOTES: 0.3%
	Basic Materials: 0.1%
200,000 (1)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	206,125	0.1

	Consumer, Non-cyclical: 0.1%
200,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	207,875	0.1

	Energy: 0.1%
120,000	Ecopetrol SA, 8.375%, 01/19/2036	118,200	0.0
200,000	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	172,625	0.1

See Accompanying Notes to Financial Statements

50

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
200,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	$150,125	0.0
		440,950	0.1

	Technology: 0.0%
20,000	Fiserv, Inc., 2.750%, 07/01/2024	20,000	0.0

	Utilities: 0.0%
4,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	3,975	0.0
34,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	26,811	0.0
		30,786	0.0

	Total Corporate Bonds/Notes (Cost $946,877)	905,736	0.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.1%(6)
38,299	4.500%, 08/01/2041	37,209	0.0
149,740	4.500%, 09/01/2041	145,697	0.1
1,597	5.500%, 07/01/2037	1,605	0.0
1,196	6.500%, 12/01/2031	1,220	0.0
		185,731	0.1
	Federal National Mortgage Association: 0.1%(6)
305,899	4.500%, 09/01/2047	304,131	0.1
	Government National Mortgage Association: 0.0%
31,715	4.500%, 08/20/2041	30,947	0.0
61,108	4.500%, 09/15/2047	58,785	0.0
		89,732	0.0
	Uniform Mortgage-Backed Securities: 0.1%
11,898	4.500%, 11/01/2040	11,562	0.0
25,999	4.500%, 10/01/2041	25,215	0.0
148,435	5.000%, 05/01/2042	146,930	0.1
38,803	5.500%, 12/01/2036	38,918	0.0
103	7.000%, 10/01/2029	119	0.0
745	7.000%, 01/01/2032	766	0.0
		223,510	0.1

	Total U.S. Government Agency Obligations (Cost $879,749)	803,104	0.3

SOVEREIGN BONDS: 0.1%
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	158,300	0.0
200,000	Panama Government International Bond, 8.000%, 03/01/2038	211,450	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
50,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	$50,335	0.0

	Total Sovereign Bonds (Cost $449,686)	420,085	0.1

PURCHASED OPTIONS(7): 0.0%
	Total Purchased Options (Cost $14,914)	1,795	0.0
	Total Long-Term Investments (Cost $242,954,750)	279,921,101	90.5

SHORT-TERM INVESTMENTS: 7.8%
	U.S. Treasury Obligations: 0.9%
2,775,000 (8)	United States Treasury Bill, 4.860%, 07/11/2024 (Cost $2,770,960)	2,770,956	0.9

	Commercial Paper: 6.9%
1,250,000	American Electric Power Co., Inc., 6.790%, 07/09/2024	1,247,918	0.4
380,000	American Honda Finance Corp., 6.900%, 07/08/2024	379,428	0.1
2,000,000	AT&T, Inc., 6.660%, 07/10/2024	1,996,365	0.6
2,875,000	Barton Capital, 6.540%, 07/10/2024	2,869,874	0.9
2,000,000	Consolidated Edison, 16.550%, 07/01/2024	1,999,096	0.7
2,000,000	Entergy Corp., 10.980%, 07/02/2024	1,998,801	0.7
2,000,000	Fiserv, Inc., 6.690%, 07/10/2024	1,996,352	0.6
1,000,000	Kellanova, 4.980%, 07/10/2024	998,640	0.3
2,000,000	McCormick & Company, Inc., 6.580%, 07/11/2024	1,996,054	0.6
2,000,000	McDonald’s Corp., 6.660%, 07/10/2024	1,996,365	0.6
2,000,000	Sherwin-Williams Co., 6.910%, 07/08/2024	1,996,982	0.7

See Accompanying Notes to Financial Statements

51

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000	Volkswagen Group, 7.160%, 07/08/2024	$1,996,876	0.7
	Total Commercial Paper (Cost $21,482,161)	21,472,751	6.9

	Total Short-Term Investments (Cost $24,253,121)	24,243,707	7.8
	Total Investments in Securities (Cost $267,207,871)	$304,164,808	98.3
	Assets in Excess of Other Liabilities	5,230,841	1.7
	Net Assets	$309,395,649	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

52

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,348,219	$684,352	$—	$8,032,571
Consumer Discretionary	10,127,094	1,741,040	—	11,868,134
Consumer Staples	5,287,763	1,343,725	—	6,631,488
Energy	4,079,789	666,561	—	4,746,350
Financials	11,500,275	3,392,937	—	14,893,212
Health Care	10,627,496	2,281,156	—	12,908,652
Industrials	10,530,775	2,719,790	—	13,250,565
Information Technology	27,617,352	1,615,210	—	29,232,562
Materials	2,763,702	1,349,794	—	4,113,496
Real Estate	2,749,690	403,804	—	3,153,494
Utilities	2,463,848	565,282	—	3,029,130
Total Common Stock	95,096,003	16,763,651	—	111,859,654
Asset-Backed Securities	—	12,481,178	—	12,481,178
Collateralized Mortgage Obligations	—	3,357,466	—	3,357,466
Commercial Mortgage-Backed Securities	—	9,558,324	—	9,558,324
Corporate Bonds/Notes	—	905,736	—	905,736
Exchange-Traded Funds	13,064,798	—	—	13,064,798
Mutual Funds	99,208,387	—	—	99,208,387
Preferred Stock	—	161,925	—	161,925
Purchased Options	1,767	28	—	1,795
Short-Term Investments	—	24,243,707	—	24,243,707
Sovereign Bonds	—	420,085	—	420,085
U.S. Government Agency Obligations	—	803,104	—	803,104
U.S. Treasury Obligations	—	28,098,649	—	28,098,649
Total Investments, at fair value	$207,370,955	$96,793,853	$—	$304,164,808
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	5,956	—	5,956
Forward Foreign Currency Contracts	—	53	—	53
Forward Premium Swaptions	—	49,060	—	49,060
Futures	27,917	—	—	27,917
Total Assets	$207,398,872	$96,848,922	$—	$304,247,794
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(14,234)	$—	$(14,234)
Forward Foreign Currency Contracts	—	(225)	—	(225)
Forward Premium Swaptions	—	(3,111)	—	(3,111)
Futures	(121,196)	—	—	(121,196)
OTC volatility swaps	—	(8,021)	—	(8,021)
Written Options	(3,902)	—	—	(3,902)
Total Liabilities	$(125,098)	$(25,591)	$—	$(150,689)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

53

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund - Class R6	$21,287,211	$1,527,070	$(377,448)	$(140,467)	$22,296,366	$507,262	$(2,448)	$—
Voya Small Cap Growth Fund - Class R6	3,120,362	—	(293,388)	307,014	3,133,988	—	50,732	—
Voya Small Company Fund - Class R6	6,080,812	247,200	(185,140)	(84,548)	6,058,324	—	14,860	—
Voya U.S. Stock Index Portfolio - Class I	55,531,356	4,358,289	(4,055,394)	7,672,821	63,507,072	—	674,606	—
Voya VACS Series HYB Fund	4,099,179	161,208	—	(47,750)	4,212,637	161,222	—	—
	$90,118,920	$6,293,767	$(4,911,370)	$7,707,070	$99,208,387	$668,484	$737,750	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency	Purchased	Currency	Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,644	EUR	16,401	Morgan Stanley Capital Services LLC	08/02/24	$53
EUR	16,401	USD	17,814	Morgan Stanley Capital Services LLC	08/02/24	(222)
EUR	1,533	USD	1,647	UBS AG	08/02/24	(3)
						$(172)

At June 30, 2024, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	81	09/30/24	$16,541,719	$17,739
U.S. Treasury 5-Year Note	80	09/30/24	8,526,250	(12,417)
U.S. Treasury 10-Year Note	100	09/19/24	10,998,437	(38,056)
U.S. Treasury Long Bond	12	09/19/24	1,419,750	10,178
U.S. Treasury Ultra 10-Year Note	27	09/19/24	3,065,344	(19,805)
U.S. Treasury Ultra Long Bond	50	09/19/24	6,267,188	(50,918)
			$46,818,688	$(93,279)

At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.000%	Monthly	08/14/28	MXN	5,258,000	$(6,397)	$(6,397)
Pay	28-day MXN TIIE-BANXICO	Monthly	8.860	Monthly	08/09/28	MXN	5,298,000	(7,837)	(7,837)
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	4,698,900	5,956	5,956
								$(8,278)	$(8,278)

At June 30, 2024, the following OTC volatility swaps were outstanding for Voya Balanced Portfolio:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.187%	BNP Paribas	09/13/24	USD	2,000	$(875)	$(875)

See Accompanying Notes to Financial Statements

54

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
	USD vs. CAD Spot Exchange
Receive	Rate	5.555%	BNP Paribas	10/10/24	USD	1,000	$(713)	$(713)
	GBP vs. USD Spot Exchange
Receive	Rate	6.625%	BNP Paribas	09/17/24	USD	1,000	(504)	(504)
	USD vs. CAD Spot Exchange
Receive	Rate	5.200%	Deutsche Bank AG	09/13/24	USD	2,000	(901)	(901)
	GBP vs. USD Spot Exchange
Receive	Rate	6.600%	Deutsche Bank AG	09/17/24	USD	1,000	(480)	(480)
	USD vs. CAD Spot Exchange
Receive	Rate	5.250%	Goldman Sachs International	09/19/24	USD	2,000	(860)	(860)
	GBP vs. USD Spot Exchange
Receive	Rate	6.525%	Goldman Sachs International	09/17/24	USD	1,000	(405)	(405)
	GBP vs. USD Spot Exchange
Receive	Rate	6.675%	Goldman Sachs International	09/19/24	USD	4,000	(2,025)	(2,025)
	USD vs. CAD Spot Exchange
Receive	Rate	5.555%	Standard Chartered Bank	10/10/24	USD	1,000	(714)	(714)
	USD vs. CAD Spot Exchange
Receive	Rate	5.200%	UBS AG	10/03/24	USD	2,000	(544)	(544)
							$(8,021)	$(8,021)

(1)	Payments made at maturity date.

At June 30, 2024, the following purchased exchange-traded options were outstanding for Voya Balanced Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Cost	Fair Value
3-Month Euribor	Put	12/16/24	96.38 EUR	11	EUR	2,658,837	$1,504	$883
3-Month Euribor	Call	12/16/24	97.38 EUR	11	EUR	2,658,838	2,994	884
							$4,498	$1,767

At June 30, 2024, the following exchange-traded written options were outstanding for Voya Balanced Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
3-Month Euribor	Put	12/16/24	96.63 EUR	11	EUR	2,658,837	$2,965	$(3,313)
3-Month Euribor	Call	12/16/24	97.63 EUR	11	EUR	2,658,838	1,773	(589)
							$4,738	$(3,902)

At June 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	210,000	$10,416	$28
						$10,416	$28

At June 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	439,500	$(76,913)	$11,176
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	Financing Rate	05/28/27	USD	740,000	(130,980)	17,895
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	925,000	(166,500)	19,989
								$(374,393)	$49,060

See Accompanying Notes to Financial Statements

55

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Put on 5-Year Interest Rate Swap	UBS AG	3.000%	Receive	6-month EUR-EURIBOR	04/09/29	EUR	753,000	$20,564	$(3,111)
								$20,564	$(3,111)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$28
Interest rate contracts	Investments in securities at value*	1,767
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	53
Interest rate contracts	Unrealized appreciation on forward premium swaptions	49,060
Interest rate contracts	Variation margin receivable on futures contracts**	27,917
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	5,956
Total Asset Derivatives		$84,781

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$225
Interest rate contracts	Unrealized depreciation on forward premium swaptions	3,111
Interest rate contracts	Variation margin payable on futures contracts**	121,196
Interest rate contracts	Variation margin payable on centrally cleared swaps**	14,234
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	8,021
Interest rate contracts	Written options, at fair value	3,902
Total Liability Derivatives		$150,689

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

56

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$(4,267)	$—	$—	$(4,267)
Foreign exchange contracts	—	(498)	—	—	—	(498)
Interest rate contracts	(25,476)	—	(58,852)	(98,248)	75,911	(106,665)
Total	$(25,476)	$(498)	$(63,119)	$(98,248)	$75,911	$(111,430)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(658)	$(516)	$—	$(8,021)	$—	$(9,195)
Interest rate contracts	62,947	—	(504,550)	(1,222)	5,314	(437,511)
Total	$62,289	$(516)	$(504,550)	$(9,243)	$5,314	$(446,706)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	Barclays Bank PLC	BNP Paribas	Deutsche Bank AG	Goldman Sachs International	Morgan Stanley Capital Services LLC	Standard Chartered Bank	UBS AG	Total
Assets:
Purchased options	$—	$28	$—	$—	$—	$—	$—	$28
Forward foreign currency contracts	—	—	—	—	53	—	—	53
Forward premium swaptions	49,060	—	—	—	—	—	—	49,060
Total Assets	$49,060	$28	$—	$—	$53	$—	$—	$49,141
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$—	$222	$—	$3	$225
Forward premium swaptions	—	—	—	—	—	—	3,111	3,111
Volatility Swaps	—	2,092	1,381	3,290	—	714	544	8,021
Total Liabilities	$—	$2,092	$1,381	$3,290	$222	$714	$3,658	$11,357
Net OTC derivative instruments by counterparty, at fair value	$49,060	$(2,064)	$(1,381)	$(3,290)	$(169)	$(714)	$(3,658)	$37,784
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$714	$—	$714
Net Exposure(1)(2)	$49,060	$(2,064)	$(1,381)	$(3,290)	$(169)	$—	$(3,658)	$38,498

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2024, the Portfolio had pledged $1,600 in cash collateral to Standard Chartered Bank. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $269,878,228.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$40,774,088
Gross Unrealized Depreciation	(6,557,183)
Net Unrealized Appreciation	$34,216,905

See Accompanying Notes to Financial Statements

57

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Australia: 2.5%
56,514	Ampol Ltd.	$1,215,527	0.3
314,666	Aurizon Holdings Ltd.	764,397	0.2
201,540 (1)	Brambles Ltd.	1,944,842	0.4
104,919	Computershare Ltd.	1,835,010	0.4
442,684	Medibank Pvt Ltd.	1,097,108	0.2
208,241	QBE Insurance Group Ltd.	2,403,848	0.5
1,001,159	Telstra Group Ltd.	2,417,011	0.5
		11,677,743	2.5

	Bermuda: 0.5%
33,910	Axis Capital Holdings Ltd.	2,395,742	0.5

	Canada: 3.6%
16,860 (2)	Canadian Imperial Bank of Commerce	801,684	0.2
88,442	Cenovus Energy, Inc.	1,738,391	0.4
17,730	iA Financial Corp., Inc.	1,113,398	0.2
96,772	Keyera Corp.	2,680,232	0.6
48,661 (2)	Parkland Corp.	1,364,094	0.3
39,996	Pembina Pipeline Corp.	1,484,008	0.3
12,318	Rogers Communications, Inc. - Class B	455,605	0.1
77,351	Suncor Energy, Inc.	2,948,616	0.6
60,854	TELUS Corp.	921,228	0.2
15,147	Thomson Reuters Corp.	2,553,306	0.5
10,700 (2)	West Fraser Timber Co. Ltd.	821,789	0.2
		16,882,351	3.6

	Denmark: 0.6%
96,374	Danske Bank A/S	2,874,454	0.6

	France: 2.3%
82,323	AXA SA	2,697,827	0.6
33,350	Carrefour SA	472,578	0.1
10,220	Cie de Saint-Gobain	794,852	0.2
14,195	Cie Generale des Etablissements Michelin SCA	548,653	0.1
23,956	Danone SA	1,467,300	0.3
60,479	Getlink SE	1,001,375	0.2
232,298	Orange SA	2,330,068	0.5
15,202	Sanofi	1,466,129	0.3
		10,778,782	2.3

	Germany: 1.4%
7,648	Allianz SE	2,124,087	0.5
32,244	Daimler Truck Holding AG	1,285,992	0.3
82,463	Deutsche Telekom AG, Reg	2,072,750	0.4
12,929 (3)	Scout24 SE	987,825	0.2
		6,470,654	1.4
	Hong Kong: 1.0%
614,500	BOC Hong Kong Holdings Ltd.	1,896,159	0.4
122,000	CK Asset Holdings Ltd.	457,020	0.1
143,000	CK Hutchison Holdings Ltd.	682,121	0.2
19,200	Jardine Matheson Holdings Ltd.	681,600	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
179,500	Power Assets Holdings Ltd.	$970,103	0.2
		4,687,003	1.0

	Israel: 0.2%
106,480	Bank Leumi Le-Israel BM	867,981	0.2

	Italy: 1.6%
834,134	Intesa Sanpaolo SpA	3,099,988	0.6
99,317 (3)	Poste Italiane SpA	1,263,764	0.3
91,676	UniCredit SpA	3,392,566	0.7
		7,756,318	1.6

	Japan: 6.8%
112,900	Central Japan Railway Co.	2,447,348	0.5
111,000	Chubu Electric Power Co., Inc.	1,311,279	0.3
47,900	Dai-ichi Life Holdings, Inc.	1,282,755	0.3
49,600	Daiwa House Industry Co. Ltd.	1,262,810	0.3
1,600	Disco Corp.	609,439	0.1
401,700	ENEOS Holdings, Inc.	2,070,142	0.4
4,900	Hoya Corp.	573,003	0.1
35,200	Japan Airlines Co. Ltd.	556,160	0.1
123,300	Japan Post Bank Co. Ltd.	1,170,730	0.3
103,500	Japan Post Holdings Co. Ltd.	1,028,762	0.2
107,900 (2)	Japan Tobacco, Inc.	2,921,872	0.6
65,600	JFE Holdings, Inc.	946,781	0.2
33,700 (2)	Kirin Holdings Co. Ltd.	435,323	0.1
37,200 (2)	Nippon Express Holdings, Inc.	1,721,636	0.4
1,323,100	Nippon Telegraph & Telephone Corp.	1,251,128	0.3
21,900	Nitto Denko Corp.	1,737,039	0.4
19,500	Nomura Real Estate Holdings, Inc.	490,881	0.1
45,000	Ono Pharmaceutical Co. Ltd.	614,849	0.1
34,200	Otsuka Corp.	659,654	0.1
11,400	Otsuka Holdings Co. Ltd.	481,613	0.1
23,600	Secom Co. Ltd.	1,397,687	0.3
102,900	Sekisui Chemical Co. Ltd.	1,428,520	0.3
115,800	Sekisui House Ltd.	2,573,678	0.5
20,600	Sumitomo Corp.	517,512	0.1
48,600	Takeda Pharmaceutical Co. Ltd.	1,260,599	0.3
35,400	Trend Micro, Inc./Japan	1,442,933	0.3
		32,194,133	6.8

	Jordan: 0.1%
23,291	Hikma Pharmaceuticals PLC	554,929	0.1

	Netherlands: 0.9%
5,261	BE Semiconductor Industries NV	878,857	0.2
61,627	NN Group NV	2,864,330	0.6
4,277	Wolters Kluwer NV	706,297	0.1
		4,449,484	0.9

	New Zealand: 0.1%
190,293	Spark New Zealand Ltd.	482,174	0.1

See Accompanying Notes to Financial Statements

58

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway: 0.2%
104,902	Telenor ASA	$1,195,708	0.2

	Singapore: 0.8%
86,400	DBS Group Holdings Ltd.	2,275,673	0.5
1,564,400	Genting Singapore Ltd.	994,399	0.2
56,900	Oversea-Chinese Banking Corp. Ltd.	604,243	0.1
		3,874,315	0.8

	Spain: 1.9%
34,640	ACS Actividades de Construccion y Servicios SA	1,496,170	0.3
7,375 (3)	Aena SME SA	1,493,417	0.3
53,135	Industria de Diseno Textil SA	2,636,739	0.6
103,010	Repsol SA	1,633,603	0.4
372,907 (2)	Telefonica SA	1,579,725	0.3
		8,839,654	1.9

	Sweden: 0.6%
42,548	Essity AB - Class B	1,087,732	0.2
38,358	SKF AB - Class B	770,891	0.2
57,330	Swedbank AB - Class A	1,180,898	0.2
		3,039,521	0.6

	Switzerland: 1.5%
37,526	Holcim AG	3,317,001	0.7
36,203	Novartis AG, Reg	3,854,594	0.8
		7,171,595	1.5

	United Kingdom: 3.4%
145,126	BAE Systems PLC	2,417,301	0.5
237,010	BP PLC	1,426,978	0.3
114,439	British American Tobacco PLC	3,515,515	0.7
399,161	Centrica PLC	680,365	0.1
36,451	Compass Group PLC	993,043	0.2
54,801	Imperial Brands PLC	1,402,288	0.3
67,870	Pearson PLC	847,502	0.2
86,816	Sage Group PLC	1,189,402	0.3
58,251	Smiths Group PLC	1,253,359	0.3
65,841	Standard Chartered PLC	594,506	0.1
601,095	Vodafone Group PLC	531,870	0.1
34,059	Whitbread PLC	1,278,213	0.3
		16,130,342	3.4

	United States: 68.6%
41,367	AbbVie, Inc.	7,095,268	1.5
6,425	Acuity Brands, Inc.	1,551,252	0.3
17,647	AECOM	1,555,407	0.3
10,461	Allison Transmission Holdings, Inc.	793,990	0.2
19,696	Allstate Corp.	3,144,663	0.7
8,443	Alphabet, Inc. - Class A	1,537,892	0.3
87,683	Altria Group, Inc.	3,993,961	0.8
28,616	Amdocs Ltd.	2,258,375	0.5
10,622	American Electric Power Co., Inc.	931,974	0.2
6,765	American Financial Group, Inc.	832,230	0.2
1,432	Ameriprise Financial, Inc.	611,736	0.1
14,477	AmerisourceBergen Corp.	3,261,668	0.7
14,845	AMETEK, Inc.	2,474,810	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
7,519	Aon PLC - Class A	$2,207,428	0.5
8,619	Applied Materials, Inc.	2,033,998	0.4
13,948	Assurant, Inc.	2,318,855	0.5
86,698	AT&T, Inc.	1,656,799	0.4
16,574	Automatic Data Processing, Inc.	3,956,048	0.8
21,238	Avnet, Inc.	1,093,545	0.2
79,723	Baker Hughes Co.	2,803,858	0.6
16,459	Black Hills Corp.	895,040	0.2
90,829	Bristol-Myers Squibb Co.	3,772,128	0.8
51,481	Brixmor Property Group, Inc.	1,188,696	0.3
13,192	Broadridge Financial Solutions, Inc.	2,598,824	0.5
16,091	Brown & Brown, Inc.	1,438,696	0.3
4,786	Cabot Corp.	439,785	0.1
7,457	Capital One Financial Corp.	1,032,422	0.2
26,315	Cardinal Health, Inc.	2,587,291	0.5
16,614	Cboe Global Markets, Inc.	2,825,377	0.6
5,128	Chevron Corp.	802,122	0.2
12,035	Cigna Group	3,978,410	0.8
3,777	Cintas Corp.	2,644,882	0.6
116,553	Cisco Systems, Inc.	5,537,433	1.2
55,111	Citigroup, Inc.	3,497,344	0.7
14,407	Civitas Resources, Inc.	994,083	0.2
18,370	CME Group, Inc.	3,611,542	0.8
32,176	CNO Financial Group, Inc.	891,919	0.2
25,386	Coca-Cola Co.	1,615,819	0.3
33,331	Colgate-Palmolive Co.	3,234,440	0.7
47,004	Comcast Corp. - Class A	1,840,677	0.4
39,131	Commerce Bancshares, Inc.	2,182,727	0.5
36,802	ConocoPhillips	4,209,413	0.9
103,058	Coterra Energy, Inc.	2,748,557	0.6
18,552	CSX Corp.	620,564	0.1
53,826	CVS Health Corp.	3,178,963	0.7
60,227	Dow, Inc.	3,195,042	0.7
21,906	DTE Energy Co.	2,431,785	0.5
42,065	Edison International	3,020,688	0.6
47,240	Element Solutions, Inc.	1,281,149	0.3
8,278	Elevance Health, Inc.	4,485,517	0.9
27,082	Entergy Corp.	2,897,774	0.6
3,864	EOG Resources, Inc.	486,362	0.1
36,381	Equitable Holdings, Inc.	1,486,528	0.3
37,504	Equity Residential	2,600,527	0.5
39,413	Essent Group Ltd.	2,214,616	0.5
53,674	Evergy, Inc.	2,843,112	0.6
21,906	Fortive Corp.	1,623,235	0.3
51,608	Gaming and Leisure Properties, Inc.	2,333,198	0.5
46,188	General Mills, Inc.	2,921,853	0.6
27,687	General Motors Co.	1,286,338	0.3
76,406	Genpact Ltd.	2,459,509	0.5
13,734	Genuine Parts Co.	1,899,687	0.4
58,140	Gilead Sciences, Inc.	3,988,985	0.8
53,022	H&R Block, Inc.	2,875,383	0.6
30,994	Hartford Financial Services Group, Inc.	3,116,137	0.7

See Accompanying Notes to Financial Statements

59

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
29,016	Hewlett Packard Enterprise Co.	$614,269	0.1
5,754	Hilton Worldwide Holdings, Inc.	1,255,523	0.3
61,472	Host Hotels & Resorts, Inc.	1,105,267	0.2
5,242	Humana, Inc.	1,958,673	0.4
19,335	Ingredion, Inc.	2,217,724	0.5
19,173	International Bancshares Corp.	1,096,887	0.2
11,873	International Business Machines Corp.	2,053,435	0.4
20,758	Iridium Communications, Inc.	552,578	0.1
53,680	Johnson & Johnson	7,845,869	1.7
24,632	Kimberly-Clark Corp.	3,404,142	0.7
1,663	KLA Corp.	1,371,160	0.3
62,839	Kraft Heinz Co.	2,024,673	0.4
22,349	Leidos Holdings, Inc.	3,260,272	0.7
39,265	Loews Corp.	2,934,666	0.6
12,163	LyondellBasell Industries NV - Class A	1,163,513	0.2
10,868	ManpowerGroup, Inc.	758,586	0.2
11,530	Marathon Petroleum Corp.	2,000,224	0.4
15,579	Marsh & McLennan Cos., Inc.	3,282,807	0.7
4,371	McKesson Corp.	2,552,839	0.5
38,477	Merck & Co., Inc.	4,763,453	1.0
36,118	MetLife, Inc.	2,535,122	0.5
137,594	MGIC Investment Corp.	2,965,151	0.6
13,161	Molson Coors Beverage Co. - Class B	668,974	0.1
8,058	Mondelez International, Inc. - Class A	527,315	0.1
866	Monolithic Power Systems, Inc.	711,575	0.2
26,747	MSC Industrial Direct Co., Inc. - Class A	2,121,305	0.4
34,638	National Fuel Gas Co.	1,877,033	0.4
24,780	NetApp, Inc.	3,191,664	0.7
3,342	NewMarket Corp.	1,723,035	0.4
71,948	NiSource, Inc.	2,072,822	0.4
20,920	NorthWestern Corp.	1,047,674	0.2
15,155	NVIDIA Corp.	1,872,249	0.4
58,901	OGE Energy Corp.	2,102,766	0.4
11,874	ONE Gas, Inc.	758,155	0.2
25,619	OneMain Holdings, Inc.	1,242,265	0.3
40,961	ONEOK, Inc.	3,340,369	0.7
7,544	Owens Corning	1,310,544	0.3
60,486	Park Hotels & Resorts, Inc.	906,080	0.2
36,708	PepsiCo, Inc.	6,054,250	1.3
60,971	PG&E Corp.	1,064,554	0.2
49,732	Philip Morris International, Inc.	5,039,344	1.1
26,776	Phillips 66	3,779,968	0.8
10,307	PPG Industries, Inc.	1,297,548	0.3
14,838	Procter & Gamble Co.	2,447,083	0.5
10,317	Prosperity Bancshares, Inc.	630,781	0.1
17,290	Prudential Financial, Inc.	2,026,215	0.4
15,131	Qualcomm, Inc.	3,013,793	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
11,336	Regency Centers Corp.	$705,099	0.2
14,344	Reinsurance Group of America, Inc.	2,944,393	0.6
2,568	Republic Services, Inc.	499,065	0.1
172,195	Rithm Capital Corp.	1,878,647	0.4
56,738	Rollins, Inc.	2,768,247	0.6
25,481	RPM International, Inc.	2,743,794	0.6
13,468	Ryder System, Inc.	1,668,416	0.4
39,152	Sabra Health Care REIT, Inc.	602,941	0.1
29,946	Sempra Energy	2,277,693	0.5
8,046	Sherwin-Williams Co.	2,401,168	0.5
5,381	Skyworks Solutions, Inc.	573,507	0.1
37,547	SLM Corp.	780,602	0.2
10,013	Snap-on, Inc.	2,617,298	0.6
42,569	SS&C Technologies Holdings, Inc.	2,667,799	0.6
40,274	Synchrony Financial	1,900,530	0.4
22,210	Tapestry, Inc.	950,366	0.2
34,983	TEGNA, Inc.	487,663	0.1
12,382	Texas Roadhouse, Inc.	2,126,113	0.4
7,454	Tradeweb Markets, Inc. - Class A	790,124	0.2
15,313	Travelers Cos., Inc.	3,113,745	0.7
15,358	UnitedHealth Group, Inc.	7,821,215	1.7
56,699	Unum Group	2,897,886	0.6
21,613	Valero Energy Corp.	3,388,054	0.7
135,950	Verizon Communications, Inc.	5,606,578	1.2
95,356	VICI Properties, Inc.	2,730,996	0.6
9,395	Visa, Inc. - Class A	2,465,906	0.5
4,991	Watts Water Technologies, Inc. - Class A	915,200	0.2
87,477	Wells Fargo & Co.	5,195,259	1.1
157,554	Wendy’s Co.	2,672,116	0.6
8,964	Xcel Energy, Inc.	478,767	0.1
		325,141,717	68.6

	Total Common Stock
	(Cost $430,238,942)	467,464,600	98.6

EXCHANGE-TRADED FUNDS: 0.8%
21,063	iShares MSCI EAFE Value ETF	1,117,181	0.2
16,208	iShares Russell 1000 Value ETF	2,827,810	0.6
		3,944,991	0.8

	Total Exchange-Traded Funds
	(Cost $3,980,360)	3,944,991	0.8

PREFERRED STOCK: 0.2%
	Germany: 0.2%
16,067	Porsche Automobil Holding SE	725,134	0.2

	Total Preferred Stock
	(Cost $800,314)	725,134	0.2

See Accompanying Notes to Financial Statements

60

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Germany (continued)
	Total Long-Term Investments
	(Cost $435,019,616)	$472,134,725	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 1.6%
431,377 (4)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $431,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $440,005, due 10/01/27-01/01/57)	431,377	0.1
1,799,996 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,800,799, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,835,996, due 08/08/24-04/20/74)	1,799,996	0.4
1,799,996 (4)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,800,799, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,835,996, due 04/30/27-04/20/72)	1,799,996	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,799,996 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $1,800,801, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,835,996, due 01/15/25-11/01/53)	$1,799,996	0.4
1,700,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,700,762, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,730,685, due 10/15/25-02/15/53)	1,700,000	0.3
	Total Repurchase Agreements
	(Cost $7,531,365)	7,531,365	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
64,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%
	(Cost $64,000)	$64,000	0.0

	Total Short-Term Investments
	(Cost $7,595,365)	7,595,365	1.6
	Total Investments in Securities
	(Cost $442,614,981)	$479,730,090	101.2
	Liabilities in Excess of Other Assets	(5,765,543)	(1.2)
	Net Assets	$473,964,547	100.0

See Accompanying Notes to Financial Statements

61

Voya Global High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Portfolio	as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of June 30, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$11,677,743	$—	$11,677,743
Bermuda	2,395,742	—	—	2,395,742
Canada	16,882,351	—	—	16,882,351
Denmark	—	2,874,454	—	2,874,454
France	—	10,778,782	—	10,778,782
Germany	—	6,470,654	—	6,470,654
Hong Kong	681,600	4,005,403	—	4,687,003
Israel	—	867,981	—	867,981
Italy	—	7,756,318	—	7,756,318
Japan	—	32,194,133	—	32,194,133
Jordan	—	554,929	—	554,929
Netherlands	—	4,449,484	—	4,449,484
New Zealand	482,174	—	—	482,174
Norway	1,195,708	—	—	1,195,708
Singapore	—	3,874,315	—	3,874,315
Spain	—	8,839,654	—	8,839,654
Sweden	—	3,039,521	—	3,039,521
Switzerland	—	7,171,595	—	7,171,595
United Kingdom	—	16,130,342	—	16,130,342
United States	325,141,717	—	—	325,141,717
Total Common Stock	346,779,292	120,685,308	—	467,464,600
Exchange-Traded Funds	3,944,991	—	—	3,944,991
Preferred Stock	—	725,134	—	725,134
Short-Term Investments	64,000	7,531,365	—	7,595,365
Total Investments, at fair value	$350,788,283	$128,941,807	$—	$479,730,090

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $443,739,226.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$52,678,279
Gross Unrealized Depreciation	(16,736,477)
Net Unrealized Appreciation	$35,941,802

See Accompanying Notes to Financial Statements

62

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: 55.7%
134,000,000 (1)	United States Treasury Bill, 5.120%, 07/23/2024	$133,570,084	16.0
19,000,000 (1)	United States Treasury Bill, 5.280%, 08/20/2024	18,861,194	2.3
31,000,000 (1)	United States Treasury Bill, 5.290%, 09/19/2024	30,638,505	3.7
20,000,000 (1)	United States Treasury Bill, 5.310%, 10/29/2024	19,654,900	2.4
36,750,000 (1)	United States Treasury Bill, 5.320%, 11/14/2024	36,032,579	4.3
27,500,000 (1)	United States Treasury Bill, 5.320%, 12/05/2024	26,882,358	3.2
41,750,000 (1)	United States Treasury Bill, 5.340%, 10/08/2024	41,149,465	5.0
9,250,000 (2)	United States Treasury Floating Rate Notes, 4.931%, (USBMMY3M + 0.200%), 01/31/2025	9,257,954	1.1
110,250,000 (2)	United States Treasury Floating Rate Notes, 5.347%, (USBMMY3M + 0.037%), 07/31/2024	110,250,668	13.2
37,750,000 (2)	United States Treasury Floating Rate Notes, 5.450%, (USBMMY3M + 0.140%), 10/31/2024	37,762,942	4.5
		464,060,649	55.7

	Total U.S. Treasury Debt
	(Cost $464,060,649)	464,060,649	55.7

U.S. GOVERNMENT AGENCY DEBT: 18.6%
1,000,000 (2)	Federal Farm Credit Banks Funding Corp., 5.410%, (SOFRRATE + 0.080%), 11/08/2024	1,000,004	0.1
33,000,000 (1)	Federal Home Loan Bank Discount Notes, 15.970%, 07/01/2024	33,000,000	4.0
18,250,000	Federal Home Loan Banks, 1.150%, 12/10/2024	17,924,816	2.2
400,000	Federal Home Loan Banks, 2.875%, 09/13/2024	397,893	0.0
36,500,000 (2)	Federal Home Loan Banks, 5.330%, (SOFRRATE + 0.000%), 07/09/2024	36,500,000	4.4
18,250,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 08/27/2024	18,250,000	2.2
18,250,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 09/23/2024	18,250,000	2.2
9,000,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 09/24/2024	9,000,000	1.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
9,500,000 (2)	Federal Home Loan Banks, 5.350%, (SOFRRATE + 0.020%), 01/02/2025	$9,500,000	1.1
1,250,000	Federal Home Loan Banks, 5.370%, 05/20/2025	1,249,463	0.2
9,250,000 (2)	Federal Home Loan Banks 0004, 5.335%, (SOFRRATE + 0.005%), 08/26/2024	9,250,000	1.1
		154,322,176	18.6

	Total U.S. Government Agency Debt
	(Cost $154,322,176)	154,322,176	18.6

U.S. TREASURY REPURCHASE AGREEMENTS: 22.6%
188,349,000	Deutsche Bank, Repurchase Agreement dated 06/28/2024, 5.330%, due 07/01/2024 $188,432,658 to be received upon repurchase (Collateralized by $207,660,700, various U.S. Treasuries, 0.375-3.75%, Market Value plus accrued interest $192,115,989 due 12/31/25-5/31/30)	188,349,000	22.6

	Total U.S. Treasury Repurchase Agreements
	(Cost $188,349,000)	188,349,000	22.6

	Total Investments in Securities
	(Cost $806,731,825)	$806,731,825	96.9
	Assets in Excess of Other Liabilities	26,156,667	3.1
	Net Assets	$832,888,492	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At June 30, 2024, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

63

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$154,322,176	$—	$154,322,176
U.S. Treasury Debt	—	464,060,649	—	464,060,649
U.S. Treasury Repurchase Agreements	—	188,349,000	—	188,349,000
Total Investments, at fair value	$—	$806,731,825	$—	$806,731,825

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2024:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$188,349,000	$(188,349,000)	$—
Totals	$188,349,000	$(188,349,000)	$—

(1)	Collateral with a fair value of $192,115,989 has been pledged in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

64

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 7.5%
2,532,002	AT&T, Inc.	$48,386,558	2.1
194,760	Meta Platforms, Inc. - Class A	98,201,887	4.2
646,561 (1)	Pinterest, Inc. - Class A	28,493,944	1.2
		175,082,389	7.5

	Consumer Discretionary: 10.1%
659,281 (1)	Amazon.com, Inc.	127,406,053	5.4
176,042	Dollar General Corp.	23,278,034	1.0
650,376	Las Vegas Sands Corp.	28,779,138	1.2
253,666	PVH Corp.	26,855,619	1.2
715,291	Tapestry, Inc.	30,607,302	1.3
		236,926,146	10.1

	Consumer Staples: 5.6%
1,380,020	Kenvue, Inc.	25,088,763	1.1
789,844	Kraft Heinz Co.	25,448,774	1.1
539,461	McCormick & Co., Inc.	38,269,363	1.6
428,966	Philip Morris International, Inc.	43,467,125	1.8
		132,274,025	5.6

	Energy: 4.0%
793,970	BP PLC, ADR	28,662,317	1.2
399,734 (2)	Chesapeake Energy Corp.	32,854,138	1.4
292,280	ConocoPhillips	33,430,986	1.4
		94,947,441	4.0

	Financials: 9.9%
249,319	Apollo Global Management, Inc.	29,437,094	1.2
123,398	Arthur J Gallagher & Co.	31,998,335	1.4
1,425,394	Bank of America Corp.	56,687,919	2.4
337,042	Bank of New York Mellon Corp.	20,185,446	0.9
189,905	Hartford Financial Services Group, Inc.	19,093,049	0.8
288,033	Intercontinental Exchange, Inc.	39,428,837	1.7
281,527	Raymond James Financial, Inc.	34,799,553	1.5
		231,630,233	9.9

	Health Care: 12.8%
290,150	Abbott Laboratories	30,149,487	1.3
226,686	AbbVie, Inc.	38,881,183	1.7
124,163	Amgen, Inc.	38,794,729	1.7
85,183	Cigna Group	28,158,944	1.2
44,485	Elevance Health, Inc.	24,104,642	1.0
89,929	HCA Healthcare, Inc.	28,892,389	1.2
119,088	Stryker Corp.	40,519,692	1.7
77,624	Thermo Fisher Scientific, Inc.	42,926,072	1.8
61,162 (1)	Vertex Pharmaceuticals, Inc.	28,667,853	1.2
		301,094,991	12.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 8.2%
155,094	Booz Allen Hamilton Holding Corp.	$23,868,967	1.0
587,695 (1)	Copart, Inc.	31,829,561	1.4
168,288	Dover Corp.	30,367,570	1.3
191,641	Emerson Electric Co.	21,111,172	0.9
337,521	Ingersoll Rand, Inc.	30,660,408	1.3
62,077	Parker-Hannifin Corp.	31,399,167	1.3
50,075 (1)	Saia, Inc.	23,750,072	1.0
		192,986,917	8.2

	Information Technology: 33.7%
110,874	Accenture PLC - Class A	33,640,280	1.4
374,926 (1)	Advanced Micro Devices, Inc.	60,816,746	2.6
848,671	Apple, Inc.	178,747,086	7.6
52,599	Broadcom, Inc.	84,449,273	3.6
1,060,439 (1)	Dropbox, Inc. - Class A	23,828,064	1.0
402,882	Micron Technology, Inc.	52,991,070	2.3
419,789	Microsoft Corp.	187,624,694	8.0
232,262	Salesforce, Inc.	59,714,560	2.5
310,619	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	53,988,688	2.3
147,319	Visa, Inc. - Class A	38,666,818	1.6
79,060 (1)	Workday, Inc. - Class A	17,674,654	0.8
		792,141,933	33.7

	Materials: 2.2%
547,268	Alcoa Corp.	21,770,321	0.9
220,665	CF Industries Holdings, Inc.	16,355,690	0.7
45,642	Reliance Steel & Aluminum Co.	13,035,355	0.6
		51,161,366	2.2

	Real Estate: 1.7%
394,168	Welltower, Inc.	41,092,014	1.7

	Utilities: 4.0%
336,211	Duke Energy Corp.	33,698,428	1.4
381,131	NextEra Energy, Inc.	26,987,886	1.2
459,337	Public Service Enterprise Group, Inc.	33,853,137	1.4
		94,539,451	4.0

	Total Common Stock
	(Cost $1,873,662,877)	2,343,876,906	99.7

OTHER(3): 0.0%
	Utilities: 0.0%
10,000,000 (4)(5)	Southern Energy	—	0.0

	Total Other
	(Cost $—)	—	0.0

	Total Long-Term Investments
	(Cost $1,873,662,877)	2,343,876,906	99.7

See Accompanying Notes to Financial Statements

65

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.5%
3,849,247 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $3,850,965, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,926,232, due 08/08/24-04/20/74)	$3,849,247	0.2
1,047,717 (6)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,048,185, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,068,671, due 04/30/27-04/20/72)	1,047,717	0.0
3,849,247 (6)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $3,850,968, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,926,233, due 01/15/25-11/01/53)	3,849,247	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,700,000 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $3,701,657, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $3,766,784, due 10/15/25-02/15/53)	$3,700,000	0.1
	Total Repurchase Agreements
	(Cost $12,446,211)	12,446,211	0.5

	Time Deposits: 0.2%
380,000 (6)	BNP Paribas SA, 5.290%, 07/01/2024
	(Cost $380,000)	380,000	0.1
380,000 (6)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024
	(Cost $380,000)	380,000	0.1
380,000 (6)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024
	(Cost $380,000)	380,000	0.0
360,000 (6)	DZ Bank AG, 5.300%, 07/01/2024
	(Cost $360,000)	360,000	0.0
370,000 (6)	HSBC Bank PLC, 5.380%, 07/01/2024
	(Cost $370,000)	370,000	0.0
320,000 (6)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024
	(Cost $320,000)	320,000	0.0
370,000 (6)	Mizuho Bank Ltd., 5.320%, 07/01/2024
	(Cost $370,000)	370,000	0.0
380,000 (6)	Royal Bank of Canada, 5.320%, 07/01/2024
	(Cost $380,000)	380,000	0.0
370,000 (6)	Skandinaviska Enskilda Banken AB,
	5.310%, 07/01/2024
	(Cost $370,000)	370,000	0.0
350,000 (6)	Svenska Handelsbanken AB, 5.310%, 07/01/2024
	(Cost $350,000)	350,000	0.0
	Total Time Deposits
	(Cost $3,660,000)	3,660,000	0.2

See Accompanying Notes to Financial Statements

66

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
18,873,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%
	(Cost $18,873,000)	$18,873,000	0.8

	Total Short-Term Investments
	(Cost $34,979,211)	$34,979,211	1.5

	Total Investments in Securities
	(Cost $1,908,642,088)	$2,378,856,117	101.2
	Liabilities in Excess of Other Assets	(28,673,171)	(1.2)
	Net Assets	$2,350,182,946	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

67

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$2,343,876,906	$—	$—	$2,343,876,906
Short-Term Investments	18,873,000	16,106,211	—	34,979,211
Total Investments, at fair value	$2,362,749,906	$16,106,211	$—	$2,378,856,117

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,919,311,838.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$497,242,142
Gross Unrealized Depreciation	(37,697,794)
Net Unrealized Appreciation	$459,544,348

See Accompanying Notes to Financial Statements

68

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.6%
	Basic Materials: 0.4%
580,000	Air Products and Chemicals, Inc., 4.850%, 02/08/2034	$569,542	0.0
1,695,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	1,520,199	0.1
1,250,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,243,437	0.1
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	408,782	0.0
566,000 (1)	Anglo American Capital PLC, 5.750%, 04/05/2034	568,346	0.0
473,000 (2)	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	464,052	0.0
871,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	883,379	0.0
901,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	901,975	0.1
414,000	FMC Corp., 5.150%, 05/18/2026	411,305	0.0
185,000 (1)	Glencore Funding LLC, 5.893%, 04/04/2054	178,055	0.0
612,000	Nutrien Ltd., 2.950%, 05/13/2030	542,010	0.0
827,000 (2)	Nutrien Ltd., 5.400%, 06/21/2034	815,055	0.0
75,000	Nutrien Ltd., 5.875%, 12/01/2036	76,942	0.0
74,000	Nutrien Ltd., 5.950%, 11/07/2025	74,426	0.0
1,078,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	961,292	0.1
		9,618,797	0.4

	Communications: 1.6%
445,000	Amazon.com, Inc., 2.100%, 05/12/2031	375,081	0.0
185,000	AT&T, Inc., 3.500%, 06/01/2041	141,428	0.0
1,115,000	AT&T, Inc., 3.650%, 09/15/2059	748,351	0.0
1,107,000	AT&T, Inc., 4.900%, 08/15/2037	1,039,709	0.1
718,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	613,906	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
454,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	$296,472	0.0
852,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	625,630	0.0
1,335,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	1,339,871	0.1
925,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	925,855	0.1
1,051,000	Cisco Systems, Inc., 4.950%, 02/26/2031	1,050,459	0.1
928,000	Cisco Systems, Inc., 5.050%, 02/26/2034	927,658	0.1
444,000	Cisco Systems, Inc., 5.300%, 02/26/2054	435,181	0.0
502,000	Cisco Systems, Inc., 5.350%, 02/26/2064	489,013	0.0
715,000	Comcast Corp., 1.950%, 01/15/2031	590,765	0.0
957,000	Comcast Corp., 2.650%, 02/01/2030	847,620	0.1
297,000	Comcast Corp., 3.200%, 07/15/2036	240,127	0.0
315,000	Comcast Corp., 3.900%, 03/01/2038	267,111	0.0
510,000	Comcast Corp., 5.300%, 06/01/2034	511,468	0.0
1,709,000	Comcast Corp., 5.500%, 05/15/2064	1,645,616	0.1
725,000	Discovery Communications LLC, 3.625%, 05/15/2030	638,210	0.0
1,275,000	Meta Platforms, Inc., 4.450%, 08/15/2052	1,099,958	0.1
166,000	Meta Platforms, Inc., 4.650%, 08/15/2062	143,197	0.0
1,406,000	Meta Platforms, Inc., 5.750%, 05/15/2063	1,445,742	0.1
636,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	631,257	0.0
1,082,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,010,552	0.1
550,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	504,715	0.0

See Accompanying Notes to Financial Statements

69

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
518,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	$432,847	0.0
814,000 (1)(2)	NBN Co. Ltd., 6.000%, 10/06/2033	859,541	0.1
1,058,000	Netflix, Inc., 5.875%, 11/15/2028	1,090,382	0.1
130,000	Orange SA, 9.000%, 03/01/2031	155,115	0.0
211,000	Paramount Global, 4.950%, 05/19/2050	147,094	0.0
314,000	Paramount Global, 5.850%, 09/01/2043	247,102	0.0
1,631,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,730,201	0.1
2,059,000	Sprint Capital Corp., 8.750%, 03/15/2032	2,478,413	0.1
432,000	Time Warner Cable LLC, 5.500%, 09/01/2041	360,093	0.0
865,000	Time Warner Cable LLC, 5.875%, 11/15/2040	751,192	0.0
495,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	444,727	0.0
477,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	453,353	0.0
64,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	54,345	0.0
154,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	146,604	0.0
650,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	582,743	0.0
154,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	133,826	0.0
146,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	134,942	0.0
1,223,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	1,100,188	0.1
186,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	173,922	0.0
565,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	489,872	0.0
458,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	382,778	0.0
358,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	370,503	0.0
476,000	Verizon Communications, Inc., 1.750%, 01/20/2031	385,347	0.0
933,000	Verizon Communications, Inc., 2.355%, 03/15/2032	763,026	0.0
472,000	Verizon Communications, Inc., 2.550%, 03/21/2031	401,136	0.0
121,000	Verizon Communications, Inc., 3.400%, 03/22/2041	92,583	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,116,000	Verizon Communications, Inc., 4.400%, 11/01/2034	$1,034,614	0.1
696,000	Verizon Communications, Inc., 4.812%, 03/15/2039	645,852	0.0
305,000	Verizon Communications, Inc., 5.500%, 02/23/2054	298,786	0.0
455,000	Verizon Communications, Inc., 6.550%, 09/15/2043	499,777	0.0
668,000	Vodafone Group PLC, 5.875%, 06/28/2064	642,969	0.0
		36,068,825	1.6

	Consumer, Cyclical: 1.9%
81,352	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	77,248	0.0
29,585	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	27,995	0.0
1,423,316	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	1,322,241	0.1
61,520	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	56,681	0.0
1,241,815	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	1,145,732	0.1
310,067	American Airlines Pass Through Trust 2019-1, AA, 3.150%, 08/15/2033	277,103	0.0
820,000	American Honda Finance Corp., 4.700%, 01/12/2028	812,407	0.0
580,000	American Honda Finance Corp., 5.650%, 11/15/2028	594,546	0.0
133,000	American Honda Finance Corp., GMTN, 4.900%, 01/10/2034	129,116	0.0
1,007,000	American Honda Finance Corp., GMTN, 5.850%, 10/04/2030	1,051,145	0.1
386,000	AutoZone, Inc., 6.250%, 11/01/2028	402,595	0.0
570,000	Choice Hotels International, Inc., 5.850%, 08/01/2034	562,008	0.0

See Accompanying Notes to Financial Statements

70

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
520,430	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	$473,122	0.0
165,741 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	161,481	0.0
2,341,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	2,091,198	0.1
1,580,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,501,974	0.1
965,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	962,064	0.1
880,000	General Motors Co., 6.125%, 10/01/2025	884,898	0.0
1,172,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	961,992	0.1
3,182,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	3,182,894	0.2
588,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	588,733	0.0
444,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	449,004	0.0
994,000	Home Depot, Inc., 2.700%, 04/15/2030	885,911	0.0
335,000	Home Depot, Inc., 5.400%, 06/25/2064	326,749	0.0
440,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	436,518	0.0
987,000 (1)(2)	Hyundai Capital America, 5.300%, 06/24/2029	981,948	0.1
264,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	262,352	0.0
870,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	879,495	0.0
2,093,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	2,150,100	0.1
926,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	967,357	0.1
220,000	Lowe’s Cos., Inc., 4.450%, 04/01/2062	171,189	0.0
249,000	Lowe’s Cos., Inc., 5.750%, 07/01/2053	245,534	0.0
55,000	Lowe’s Cos., Inc., 5.800%, 09/15/2062	53,521	0.0
213,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	207,826	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
394,000	Marriott International, Inc., 4.875%, 05/15/2029	$389,114	0.0
303,454 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	304,301	0.0
891,000	PACCAR Financial Corp., MTN, 5.000%, 03/22/2034	888,148	0.0
1,071,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	1,100,582	0.1
498,617	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	500,571	0.0
1,900,690	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	1,735,513	0.1
673,876	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	673,456	0.0
2,015,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	2,002,807	0.1
2,170,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	2,171,304	0.1
604,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.900%, 09/12/2033	614,638	0.0
1,654,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	1,735,371	0.1
906,000	Walmart, Inc., 4.000%, 04/15/2030	880,111	0.0
1,787,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	1,697,038	0.1
851,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	692,586	0.0
1,987,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	1,548,097	0.1
919,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	717,798	0.0
		42,936,112	1.9

	Consumer, Non-cyclical: 4.2%
236,000	AbbVie, Inc., 3.200%, 05/14/2026	227,980	0.0
423,000	AbbVie, Inc., 3.200%, 11/21/2029	388,250	0.0
719,000	AbbVie, Inc., 4.050%, 11/21/2039	624,865	0.0
240,000	AbbVie, Inc., 4.550%, 03/15/2035	227,749	0.0

See Accompanying Notes to Financial Statements

71

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,548,000	AbbVie, Inc., 4.950%, 03/15/2031	$1,544,488	0.1
817,000	AbbVie, Inc., 5.050%, 03/15/2034	814,920	0.1
605,000	AbbVie, Inc., 5.400%, 03/15/2054	598,674	0.0
608,000	AbbVie, Inc., 5.500%, 03/15/2064	600,686	0.0
807,000	Altria Group, Inc., 6.200%, 11/01/2028	837,318	0.1
207,000	Amgen, Inc., 2.200%, 02/21/2027	192,069	0.0
50,000	Amgen, Inc., 2.300%, 02/25/2031	42,033	0.0
167,000	Amgen, Inc., 2.450%, 02/21/2030	145,695	0.0
284,000	Amgen, Inc., 3.150%, 02/21/2040	212,368	0.0
137,000	Amgen, Inc., 5.250%, 03/02/2030	138,047	0.0
513,000	Amgen, Inc., 5.750%, 03/02/2063	502,829	0.0
1,548,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	1,544,545	0.1
33,000	BAT Capital Corp., 3.557%, 08/15/2027	31,355	0.0
181,000	BAT Capital Corp., 4.390%, 08/15/2037	152,835	0.0
383,000	BAT Capital Corp., 5.834%, 02/20/2031	388,530	0.0
1,071,000	BAT Capital Corp., 6.000%, 02/20/2034	1,083,980	0.1
350,000	BAT Capital Corp., 7.079%, 08/02/2043	369,139	0.0
1,064,000	Becton Dickinson & Co., 4.693%, 02/13/2028	1,049,150	0.1
165,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	159,133	0.0
40,000	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	37,284	0.0
619,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	537,430	0.0
650,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	652,670	0.0
442,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	432,107	0.0
541,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	587,835	0.0
916,000	Campbell Soup Co., 5.200%, 03/21/2029	916,835	0.1
242,000	Cardinal Health, Inc., 5.450%, 02/15/2034	241,037	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
748,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	$611,009	0.0
463,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	397,438	0.0
826,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	675,693	0.0
893,000	Cencora, Inc., 5.125%, 02/15/2034	877,099	0.1
218,000	Centene Corp., 2.450%, 07/15/2028	193,719	0.0
774,000	Centene Corp., 2.500%, 03/01/2031	635,784	0.0
466,000	Centene Corp., 2.625%, 08/01/2031	383,146	0.0
7,722,000	Centene Corp., 3.000%, 10/15/2030	6,608,518	0.3
1,414,000	Cigna Group, 2.375%, 03/15/2031	1,186,807	0.1
1,721,000	Cigna Group, 4.800%, 08/15/2038	1,582,434	0.1
824,000 (2)	Cigna Group, 5.250%, 02/15/2034	812,921	0.1
844,000	Cigna Group, 5.600%, 02/15/2054	810,892	0.1
658,000	Coca-Cola Co., 5.300%, 05/13/2054	653,444	0.0
666,000	Coca-Cola Co., 5.400%, 05/13/2064	660,813	0.0
935,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	939,513	0.1
929,000 (1)	CSL Finance PLC, 5.417%, 04/03/2054	897,424	0.1
412,000	CVS Health Corp., 2.700%, 08/21/2040	273,994	0.0
1,543,000	CVS Health Corp., 4.125%, 04/01/2040	1,247,782	0.1
1,637,000	CVS Health Corp., 4.780%, 03/25/2038	1,462,399	0.1
345,000	CVS Health Corp., 5.625%, 02/21/2053	320,591	0.0
679,000	CVS Health Corp., 5.700%, 06/01/2034	677,421	0.0
123,000	CVS Health Corp., 6.000%, 06/01/2063	117,899	0.0
436,000	CVS Health Corp., 6.050%, 06/01/2054	427,890	0.0
38,501	CVS Pass-Through Trust, 6.943%, 01/10/2030	38,927	0.0
1,566,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	1,570,330	0.1
725,000 (1)	Element Fleet Management Corp., 6.319%, 12/04/2028	749,794	0.0
355,000	Elevance Health, Inc., 4.900%, 02/08/2026	352,350	0.0
549,000	Eli Lilly & Co., 4.700%, 02/09/2034	538,513	0.0

See Accompanying Notes to Financial Statements

72

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
271,000	Eli Lilly & Co., 5.000%, 02/09/2054	$258,995	0.0
725,000	Equifax, Inc., 3.100%, 05/15/2030	646,959	0.0
1,369,000	Global Payments, Inc., 1.200%, 03/01/2026	1,274,854	0.1
1,129,000	Global Payments, Inc., 3.200%, 08/15/2029	1,014,771	0.1
462,000	Global Payments, Inc., 4.450%, 06/01/2028	446,547	0.0
304,000	Global Payments, Inc., 5.950%, 08/15/2052	293,194	0.0
282,000	HCA, Inc., 2.375%, 07/15/2031	231,652	0.0
413,000	HCA, Inc., 3.125%, 03/15/2027	390,287	0.0
123,000	HCA, Inc., 3.375%, 03/15/2029	113,086	0.0
307,000	HCA, Inc., 3.500%, 09/01/2030	277,009	0.0
290,000	HCA, Inc., 4.375%, 03/15/2042	238,625	0.0
1,508,000	HCA, Inc., 4.500%, 02/15/2027	1,473,942	0.1
822,000	HCA, Inc., 5.125%, 06/15/2039	761,871	0.0
725,000	HCA, Inc., 5.250%, 04/15/2025	721,785	0.0
185,000	HCA, Inc., 5.250%, 06/15/2049	165,041	0.0
875,000	HCA, Inc., 5.450%, 04/01/2031	874,616	0.1
359,000	HCA, Inc., 6.000%, 04/01/2054	354,952	0.0
316,000	HCA, Inc., 6.100%, 04/01/2064	309,143	0.0
1,335,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	1,329,594	0.1
890,000	Humana, Inc., 5.375%, 04/15/2031	885,558	0.1
1,355,000	Icon Investments Six DAC, 5.849%, 05/08/2029	1,377,160	0.1
1,355,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	1,342,711	0.1
690,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	676,644	0.0
67,000	Johnson & Johnson, 2.100%, 09/01/2040	44,741	0.0
502,000	Johnson & Johnson, 3.625%, 03/03/2037	438,410	0.0
480,000 (2)	Johnson & Johnson, 4.950%, 06/01/2034	485,774	0.0
133,000	Johnson & Johnson, 5.850%, 07/15/2038	143,753	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,085,000	Kenvue, Inc., 4.900%, 03/22/2033	$1,073,441	0.1
518,000	Kenvue, Inc., 5.050%, 03/22/2028	520,969	0.0
181,000	Kenvue, Inc., 5.100%, 03/22/2043	174,871	0.0
637,000	Kenvue, Inc., 5.200%, 03/22/2063	601,813	0.0
484,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	483,432	0.0
166,000 (1)	Mars, Inc., 2.375%, 07/16/2040	111,853	0.0
1,530,000 (1)	Mars, Inc., 3.875%, 04/01/2039	1,301,417	0.1
870,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	836,722	0.1
764,000	Mondelez International, Inc., 4.750%, 02/20/2029	755,109	0.0
619,000 (1)(2)	Nestle Capital Corp., 4.875%, 03/12/2034	611,227	0.0
388,000 (1)	Nestle Capital Corp., 5.100%, 03/12/2054	370,954	0.0
1,275,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	1,259,802	0.1
675,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	665,534	0.0
1,813,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	1,767,287	0.1
299,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	288,599	0.0
1,833,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	1,731,545	0.1
1,050,000	Philip Morris International, Inc., 4.875%, 02/13/2029	1,038,695	0.1
703,000	Philip Morris International, Inc., 5.250%, 02/13/2034	689,947	0.0
637,000	Philip Morris International, Inc., 5.625%, 09/07/2033	642,825	0.0
271,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	232,098	0.0
277,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	246,043	0.0
573,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	613,591	0.0
352,000	Reynolds American, Inc., 5.850%, 08/15/2045	325,031	0.0
2,247,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	2,312,926	0.1
596,000 (1)	Roche Holdings, Inc., 5.593%, 11/13/2033	618,350	0.0

See Accompanying Notes to Financial Statements

73

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
505,000	Royalty Pharma PLC, 1.200%, 09/02/2025	$479,750	0.0
1,090,000	Royalty Pharma PLC, 1.750%, 09/02/2027	979,510	0.1
725,000	Royalty Pharma PLC, 2.200%, 09/02/2030	604,456	0.0
556,000	Royalty Pharma PLC, 3.300%, 09/02/2040	402,185	0.0
615,000	Royalty Pharma PLC, 5.150%, 09/02/2029	609,941	0.0
405,000	S&P Global, Inc., 1.250%, 08/15/2030	327,481	0.0
1,063,000	S&P Global, Inc., 2.700%, 03/01/2029	963,947	0.1
904,000 (1)	Solventum Corp., 5.450%, 03/13/2031	892,895	0.1
839,000 (1)	Solventum Corp., 5.600%, 03/23/2034	824,398	0.1
288,000 (1)(2)	Solventum Corp., 5.900%, 04/30/2054	275,483	0.0
325,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	323,032	0.0
565,000	Takeda Pharmaceutical Co. Ltd., 5.650%, 07/05/2044	555,828	0.0
595,000	Takeda Pharmaceutical Co. Ltd., 5.650%, 07/05/2054	581,480	0.0
665,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	650,320	0.0
1,336,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	1,338,254	0.1
780,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	727,678	0.0
538,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	451,503	0.0
790,000	Tyson Foods, Inc., 5.400%, 03/15/2029	791,303	0.0
472,000	Unilever Capital Corp., 5.000%, 12/08/2033	473,455	0.0
173,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	124,384	0.0
164,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	121,119	0.0
492,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	397,755	0.0
324,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	247,194	0.0
675,000	UnitedHealth Group, Inc., 5.000%, 04/15/2034	666,485	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
396,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	$366,915	0.0
387,000	UnitedHealth Group, Inc., 5.375%, 04/15/2054	376,222	0.0
414,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	401,175	0.0
177,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	145,737	0.0
520,000	Viatris, Inc., 2.700%, 06/22/2030	441,568	0.0
496,000	Viatris, Inc., 3.850%, 06/22/2040	362,466	0.0
1,209,000	Viatris, Inc., 4.000%, 06/22/2050	814,225	0.1
760,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	764,821	0.0
		94,315,100	4.2

	Energy: 1.6%
279,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	177,260	0.0
163,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	156,412	0.0
282,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	274,355	0.0
215,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	210,415	0.0
213,000	BP Capital Markets PLC, 3.279%, 09/19/2027	201,928	0.0
688,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	650,770	0.0
248,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	213,564	0.0
33,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	30,505	0.0
338,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	322,204	0.0
848,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	860,355	0.1
208,000 (1)	Cheniere Energy, Inc., 5.650%, 04/15/2034	208,294	0.0
1,150,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	1,176,530	0.1
716,000	ConocoPhillips Co., 5.700%, 09/15/2063	711,954	0.0

See Accompanying Notes to Financial Statements

74

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
866,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	$671,735	0.0
586,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	568,489	0.0
651,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	628,874	0.0
432,000	Enbridge, Inc., 5.625%, 04/05/2034	431,457	0.0
921,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	870,513	0.1
725,000	Energy Transfer L.P., 3.750%, 05/15/2030	667,174	0.0
126,000	Energy Transfer L.P., 4.900%, 03/15/2035	117,113	0.0
702,000	Energy Transfer L.P., 5.300%, 04/01/2044	633,258	0.0
365,000	Energy Transfer L.P., 5.350%, 05/15/2045	326,207	0.0
435,000	Energy Transfer L.P., 5.550%, 05/15/2034	430,783	0.0
733,000	Energy Transfer L.P., 5.950%, 05/15/2054	714,230	0.0
215,000	Energy Transfer L.P., 6.000%, 06/15/2048	207,380	0.0
327,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	320,367	0.0
668,000 (1)	Eni SpA, 5.500%, 05/15/2034	662,104	0.0
532,000 (1)	Eni SpA, 5.950%, 05/15/2054	522,879	0.0
1,302,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,287,091	0.1
1,128,000 (3)	Enterprise Products Operating LLC D, 8.574%, (TSFR3M + 3.248%), 08/16/2077	1,124,155	0.1
826,000	Equinor ASA, 3.125%, 04/06/2030	753,529	0.0
1,386,000	Hess Corp., 4.300%, 04/01/2027	1,351,929	0.1
312,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	273,234	0.0
398,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	364,843	0.0
707,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	704,546	0.0
83,000	MPLX L.P., 1.750%, 03/01/2026	78,036	0.0
1,181,000	MPLX L.P., 2.650%, 08/15/2030	1,018,172	0.1
467,000	MPLX L.P., 4.000%, 03/15/2028	446,997	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
373,000	MPLX L.P., 5.500%, 06/01/2034	$367,500	0.0
1,215,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	1,244,348	0.1
773,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	774,990	0.1
158,000 (2)	Occidental Petroleum Corp., 6.600%, 03/15/2046	164,930	0.0
127,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	136,186	0.0
393,000	ONEOK Partners L.P., 6.200%, 09/15/2043	395,845	0.0
720,000	ONEOK, Inc., 5.850%, 01/15/2026	723,989	0.0
347,000	Ovintiv, Inc., 5.650%, 05/15/2028	351,067	0.0
294,000	Ovintiv, Inc., 7.100%, 07/15/2053	322,824	0.0
14,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	11,056	0.0
823,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	794,291	0.1
852,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	845,082	0.1
840,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	833,972	0.1
433,000	Schlumberger Investment SA, 2.650%, 06/26/2030	381,274	0.0
337,000	Targa Resources Corp., 6.250%, 07/01/2052	340,437	0.0
353,000	Targa Resources Corp., 6.500%, 03/30/2034	373,969	0.0
807,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	770,587	0.1
386,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	386,287	0.0
900,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	888,187	0.1
500,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	495,485	0.0
470,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	424,312	0.0
568,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	555,683	0.0

See Accompanying Notes to Financial Statements

75

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
3,576,000	Williams Cos., Inc., 4.000%, 09/15/2025	$3,508,468	0.2
396,000 (2)	Williams Cos., Inc., 4.900%, 03/15/2029	390,730	0.0
107,000	Williams Cos., Inc., 5.100%, 09/15/2045	96,481	0.0
		35,947,621	1.6

	Financial: 9.9%
600,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	492,009	0.0
935,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	914,023	0.0
344,000	Alleghany Corp., 3.250%, 08/15/2051	232,533	0.0
503,000	Alleghany Corp., 4.900%, 09/15/2044	469,142	0.0
447,000 (3)	American Express Co., 4.990%, 05/01/2026	444,500	0.0
880,000 (3)	American Express Co., 5.098%, 02/16/2028	876,235	0.0
1,772,000 (3)	American Express Co., 5.282%, 07/27/2029	1,775,875	0.1
1,055,000 (3)	American Express Co., 5.532%, 04/25/2030	1,067,407	0.1
276,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	224,385	0.0
247,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	216,095	0.0
1,608,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	1,581,852	0.1
1,081,000	American International Group, Inc., 3.400%, 06/30/2030	983,721	0.1
1,352,000	American International Group, Inc., 4.200%, 04/01/2028	1,307,740	0.1
41,000	American International Group, Inc., 4.375%, 01/15/2055	32,092	0.0
1,874,000	American International Group, Inc., 5.125%, 03/27/2033	1,847,030	0.1
233,000	American Tower Corp., 2.700%, 04/15/2031	197,192	0.0
168,000	American Tower Corp., 3.600%, 01/15/2028	158,612	0.0
505,000	American Tower Corp., 3.650%, 03/15/2027	483,785	0.0
87,000	American Tower Corp., 4.400%, 02/15/2026	85,493	0.0
519,000	American Tower Corp., 5.250%, 07/15/2028	518,122	0.0
971,000	American Tower Corp., 5.550%, 07/15/2033	970,347	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
679,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	$695,566	0.0
865,000	Aon North America, Inc., 5.125%, 03/01/2027	863,868	0.0
2,736,000	Aon North America, Inc., 5.150%, 03/01/2029	2,729,422	0.1
302,000	Aon North America, Inc., 5.750%, 03/01/2054	295,637	0.0
774,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	768,281	0.0
78,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	75,862	0.0
103,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	113,516	0.0
2,575,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	2,582,174	0.1
812,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	809,978	0.0
1,000,000	Banco Santander SA, 2.746%, 05/28/2025	974,257	0.1
1,200,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	1,191,417	0.1
4,658,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	4,318,455	0.2
286,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	234,217	0.0
660,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	547,278	0.0
1,393,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	1,204,803	0.1
998,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	843,819	0.0
3,609,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	3,394,669	0.2
447,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	428,269	0.0
983,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	981,684	0.1
662,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	655,444	0.0
1,662,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	1,660,931	0.1
2,495,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	2,567,576	0.1
1,884,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	1,793,714	0.1
212,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	207,185	0.0
1,447,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	1,283,974	0.1

See Accompanying Notes to Financial Statements

76

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,071,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	$999,840	0.1
645,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	574,246	0.0
425,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	359,804	0.0
2,051,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	1,862,941	0.1
1,065,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	1,026,398	0.1
453,000 (3)	Bank of America Corp. N, 1.658%, 03/11/2027	424,881	0.0
508,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	430,022	0.0
1,335,000	Bank of Montreal, 5.511%, 06/04/2031	1,349,663	0.1
408,000 (3)	Bank of New York Mellon Corp., MTN, 4.289%, 06/13/2033	380,877	0.0
1,270,000 (3)	Bank of New York Mellon Corp., MTN, 4.975%, 03/14/2030	1,262,684	0.1
881,000 (3)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	869,938	0.0
218,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	196,443	0.0
1,396,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	1,384,953	0.1
428,000	BlackRock Funding, Inc., 5.000%, 03/14/2034	424,837	0.0
529,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	462,605	0.0
1,288,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	1,014,585	0.1
221,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	193,212	0.0
960,000 (1)	Blackstone Private Credit Fund, 5.950%, 07/16/2029	940,568	0.0
1,045,000	Blackstone Secured Lending Fund, 5.875%, 11/15/2027	1,037,840	0.1
440,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	430,289	0.0
853,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	876,844	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
776,000 (1)(3)	BNP Paribas SA, 5.176%, 01/09/2030	$768,106	0.0
959,000 (1)	BPCE SA, 5.203%, 01/18/2027	956,245	0.0
940,000 (1)	BPCE SA, 5.281%, 05/30/2029	936,754	0.0
959,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	957,365	0.0
783,000	Brookfield Finance, Inc., 3.625%, 02/15/2052	545,439	0.0
1,050,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	1,039,337	0.1
570,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	567,808	0.0
976,000	Camden Property Trust, 4.900%, 01/15/2034	934,273	0.0
958,000	Camden Property Trust, 5.850%, 11/03/2026	972,035	0.1
1,040,000	Canadian Imperial Bank of Commerce, 5.260%, 04/08/2029	1,038,296	0.1
681,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	624,600	0.0
1,001,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	1,041,411	0.1
414,000 (3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	354,079	0.0
1,227,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	1,041,143	0.1
1,345,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	1,248,696	0.1
716,000 (2)(3)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	740,437	0.0
1,491,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	1,490,688	0.1
1,335,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	1,340,149	0.1
745,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	592,323	0.0
2,654,000 (1)(3)	Cooperatieve Rabobank UA, 5.447%, 03/05/2030	2,655,147	0.1
1,036,000	Corebridge Financial, Inc., 3.850%, 04/05/2029	971,524	0.1
1,756,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	1,572,394	0.1
1,020,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	1,027,390	0.1
682,000 (1)	Corebridge Financial, Inc., 6.050%, 09/15/2033	699,901	0.0

See Accompanying Notes to Financial Statements

77

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
751,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	$758,310	0.0
738,000	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	678,600	0.0
1,030,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	1,021,838	0.1
692,000	Crown Castle, Inc., 2.100%, 04/01/2031	560,641	0.0
185,000	Crown Castle, Inc., 2.500%, 07/15/2031	152,923	0.0
417,000	Crown Castle, Inc., 2.900%, 03/15/2027	391,532	0.0
725,000	Crown Castle, Inc., 3.300%, 07/01/2030	646,384	0.0
1,236,000	Crown Castle, Inc., 4.800%, 09/01/2028	1,210,585	0.1
274,000	Crown Castle, Inc., 5.100%, 05/01/2033	264,433	0.0
619,000	Crown Castle, Inc., 5.600%, 06/01/2029	624,476	0.0
466,000	Crown Castle, Inc., 5.800%, 03/01/2034	470,973	0.0
714,000	CubeSmart L.P., 2.250%, 12/15/2028	629,110	0.0
892,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	894,842	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	765,622	0.0
2,015,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	2,012,535	0.1
2,665,000	Enact Holdings, Inc., 6.250%, 05/28/2029	2,666,872	0.1
1,775,000	Essent Group Ltd., 6.250%, 07/01/2029	1,774,752	0.1
603,000	Extra Space Storage L.P., 3.900%, 04/01/2029	568,276	0.0
569,000	Extra Space Storage L.P., 4.000%, 06/15/2029	533,850	0.0
1,863,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	1,859,114	0.1
3,627,000 (2)	First Horizon Bank, 5.750%, 05/01/2030	3,458,940	0.2
821,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	818,598	0.0
417,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	416,451	0.0
1,049,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	896,240	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
520,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	$529,350	0.0
321,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	328,938	0.0
520,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	543,005	0.0
2,000,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 7.709%, (TSFR3M + 2.387%), 02/12/2067	1,782,808	0.1
1,057,000	Healthpeak OP LLC, 5.250%, 12/15/2032	1,038,301	0.1
1,875,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	1,648,705	0.1
1,331,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,315,648	0.1
814,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	681,449	0.0
1,257,000 (2)(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	1,233,408	0.1
690,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	692,876	0.0
535,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	406,512	0.0
1,368,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	1,347,420	0.1
1,075,000 (3)	Huntington National Bank, 4.125%, 07/02/2029	1,074,873	0.1
396,000 (3)	ING Groep NV, 5.550%, 03/19/2035	391,144	0.0
1,337,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	1,132,750	0.1
1,019,000 (1)	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	961,155	0.0
1,024,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	813,501	0.0
2,016,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	1,786,628	0.1
272,000 (2)	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	248,306	0.0
1,646,000	Jefferies Financial Group, Inc., 6.200%, 04/14/2034	1,668,018	0.1

See Accompanying Notes to Financial Statements

78

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,432,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	$1,508,830	0.1
1,670,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,556,197	0.1
926,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	850,699	0.0
2,048,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	1,911,938	0.1
2,477,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	2,204,089	0.1
272,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	264,188	0.0
501,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	459,873	0.0
286,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	280,354	0.0
2,673,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	2,518,251	0.1
752,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	711,434	0.0
725,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	678,095	0.0
1,054,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	1,023,488	0.1
731,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	725,540	0.0
1,972,000 (3)	JPMorgan Chase & Co., 5.336%, 01/23/2035	1,961,046	0.1
725,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	731,027	0.0
725,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	736,651	0.0
1,693,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	1,737,679	0.1
1,757,000 (3)	KeyCorp, 6.401%, 03/06/2035	1,782,181	0.1
581,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	531,139	0.0
408,000	Kite Realty Group L.P., 4.000%, 10/01/2026	395,003	0.0
2,000,000 (3)	Lloyds Banking Group PLC, 5.721%, 06/05/2030	2,017,092	0.1
1,365,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	1,398,720	0.1
705,000	LPL Holdings, Inc., 5.700%, 05/20/2027	708,041	0.0
943,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	933,747	0.0
1,105,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	1,102,503	0.1
137,000	Marsh & McLennan Cos., Inc., 5.450%, 03/15/2054	133,291	0.0
666,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	663,423	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
860,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.258%, 04/17/2030	$858,219	0.0
1,025,000 (3)	Mizuho Financial Group, Inc., 5.594%, 07/10/2035	1,021,410	0.1
1,520,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	1,417,656	0.1
737,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	715,864	0.0
487,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	454,202	0.0
621,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	491,529	0.0
1,537,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,461,959	0.1
524,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	522,825	0.0
702,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	719,870	0.0
2,198,000 (3)	Morgan Stanley, 5.942%, 02/07/2039	2,174,919	0.1
1,483,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	1,475,195	0.1
1,752,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	1,808,255	0.1
1,639,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	1,515,530	0.1
506,000	Morgan Stanley, GMTN, 3.875%, 01/27/2026	494,851	0.0
604,000 (3)	Morgan Stanley, MTN, 2.720%, 07/22/2025	602,877	0.0
1,845,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	1,764,286	0.1
1,987,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	1,980,998	0.1
672,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	661,795	0.0
1,355,000	National Bank of Canada, 5.600%, 12/18/2028	1,369,836	0.1
1,005,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	987,697	0.1
1,161,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	1,165,346	0.1
1,650,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	1,655,723	0.1
25,000 (1)	New York Life Insurance Co., 4.450%, 05/15/2069	20,134	0.0
244,000	NMI Holdings, Inc., 6.000%, 08/15/2029	242,080	0.0
1,108,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	1,047,119	0.1
2,383,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	2,396,767	0.1
2,565,000	Old Republic International Corp., 5.750%, 03/28/2034	2,559,934	0.1

See Accompanying Notes to Financial Statements

79

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
242,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	$177,614	0.0
1,760,000 (3)	PNC Financial Services Group, Inc., 5.492%, 05/14/2030	1,770,198	0.1
1,149,000 (3)	PNC Financial Services Group, Inc., 5.676%, 01/22/2035	1,155,621	0.1
1,726,000 (3)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	1,686,251	0.1
260,000	Prologis L.P., 5.250%, 03/15/2054	245,937	0.0
1,308,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	1,309,367	0.1
379,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	379,486	0.0
381,000	Realty Income Corp., 3.950%, 08/15/2027	367,540	0.0
846,000	Realty Income Corp., 5.125%, 02/15/2034	821,504	0.0
755,000 (3)	Regions Financial Corp., 5.722%, 06/06/2030	754,756	0.0
2,815,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	2,246,706	0.1
665,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	666,945	0.0
366,000	Sabra Health Care L.P., 3.200%, 12/01/2031	304,410	0.0
640,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	590,779	0.0
890,000 (3)	State Street Corp., 5.684%, 11/21/2029	910,933	0.0
2,321,000 (3)	State Street Corp., 6.123%, 11/21/2034	2,411,830	0.1
669,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	669,424	0.0
2,400,000 (1)(3)	Swiss RE Subordinated Finance PLC, 5.698%, 04/05/2035	2,380,139	0.1
302,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	201,042	0.0
438,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	407,500	0.0
1,109,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	1,026,905	0.1
2,175,000 (2)(3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	2,169,768	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,281,000 (3)	Truist Financial Corp., MTN, 5.711%, 01/24/2035	$1,275,984	0.1
750,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	700,664	0.0
528,000 (1)(3)	UBS Group AG, 6.301%, 09/22/2034	549,346	0.0
769,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	829,292	0.0
253,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	283,965	0.0
741,000 (3)	US Bancorp, 5.384%, 01/23/2030	743,134	0.0
203,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	197,158	0.0
738,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	729,856	0.0
129,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	128,600	0.0
347,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	339,528	0.0
385,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	367,298	0.0
208,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	205,476	0.0
1,103,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	1,100,037	0.1
407,000	Weyerhaeuser Co., 4.750%, 05/15/2026	402,485	0.0
1,391,000	Willis North America, Inc., 5.900%, 03/05/2054	1,349,303	0.1
		223,388,064	9.9

	Industrial: 2.1%
755,000	AGCO Corp., 5.450%, 03/21/2027	757,022	0.0
454,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	455,671	0.0
486,000	Avnet, Inc., 5.500%, 06/01/2032	470,339	0.0
648,000	Avnet, Inc., 6.250%, 03/15/2028	665,494	0.0
1,305,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	1,299,508	0.1
385,000 (1)	BAE Systems PLC, 5.250%, 03/26/2031	384,116	0.0
345,000 (1)	BAE Systems PLC, 5.500%, 03/26/2054	337,569	0.0
1,385,000 (2)	Berry Global, Inc., 1.650%, 01/15/2027	1,261,834	0.1
132,000	Boeing Co., 5.705%, 05/01/2040	121,769	0.0
313,000 (1)	Boeing Co., 6.858%, 05/01/2054	321,450	0.0

See Accompanying Notes to Financial Statements

80

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
692,000 (1)	Boeing Co., 7.008%, 05/01/2064	$709,047	0.0
648,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	512,228	0.0
365,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	349,943	0.0
345,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	345,881	0.0
497,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	445,470	0.0
210,000	Carrier Global Corp., 2.722%, 02/15/2030	185,597	0.0
293,000	Carrier Global Corp., 5.900%, 03/15/2034	305,940	0.0
378,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	382,945	0.0
1,285,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	1,280,250	0.1
1,323,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	1,337,493	0.1
965,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	964,691	0.1
159,000	FedEx Corp., 3.875%, 08/01/2042	124,476	0.0
383,000	FedEx Corp., 4.100%, 02/01/2045	302,010	0.0
206,000	FedEx Corp., 4.400%, 01/15/2047	168,144	0.0
693,000	FedEx Corp., 4.550%, 04/01/2046	578,162	0.0
725,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	657,228	0.0
528,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	535,313	0.0
725,000	GATX Corp., 4.000%, 06/30/2030	674,926	0.0
425,000	GATX Corp., 6.050%, 06/05/2054	425,959	0.0
1,383,000	HEICO Corp., 5.250%, 08/01/2028	1,385,620	0.1
1,081,000	Honeywell International, Inc., 5.250%, 03/01/2054	1,049,724	0.1
725,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	682,087	0.0
370,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	370,111	0.0
469,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	473,521	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
318,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	$320,892	0.0
200,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	204,557	0.0
2,185,000	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	2,164,483	0.1
1,550,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	1,543,036	0.1
865,000	John Deere Capital Corp., MTN1, 5.050%, 06/12/2034	862,507	0.1
636,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	631,747	0.0
659,000	Lockheed Martin Corp., 4.150%, 06/15/2053	532,174	0.0
394,000	Lockheed Martin Corp., 4.750%, 02/15/2034	383,808	0.0
621,000	Lockheed Martin Corp., 4.800%, 08/15/2034	606,670	0.0
509,000	Lockheed Martin Corp., 5.200%, 02/15/2064	481,681	0.0
182,000	Lockheed Martin Corp., 5.900%, 11/15/2063	191,131	0.0
540,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	551,062	0.0
111,000	Norfolk Southern Corp., 5.050%, 08/01/2030	110,872	0.0
386,000	Norfolk Southern Corp., 5.550%, 03/15/2034	393,982	0.0
1,008,000	Norfolk Southern Corp., 5.950%, 03/15/2064	1,028,141	0.1
1,217,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	1,146,765	0.1
1,562,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	1,449,227	0.1
893,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	885,716	0.1
2,321,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	2,320,659	0.1
1,156,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.200%, 06/15/2030	1,203,892	0.1
1,369,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,209,632	0.1
1,002,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	868,529	0.1

See Accompanying Notes to Financial Statements

81

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
7,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	$6,243	0.0
85,000 (2)	Ryder System, Inc., 6.300%, 12/01/2028	88,519	0.0
717,000	Ryder System, Inc., 6.600%, 12/01/2033	766,039	0.0
724,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	725,734	0.0
133,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	133,566	0.0
1,507,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	1,521,748	0.1
1,006,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	916,558	0.1
1,686,000 (1)(2)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	1,677,971	0.1
644,000 (1)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	638,745	0.0
772,000 (1)	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	768,345	0.0
51,000	Union Pacific Corp., 4.050%, 11/15/2045	41,517	0.0
487,000	Waste Management, Inc., 4.625%, 02/15/2030	479,360	0.0
861,000	Waste Management, Inc., 4.875%, 02/15/2034	844,405	0.0
725,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	710,988	0.0
		48,732,439	2.1

	Technology: 1.5%
758,000	Adobe, Inc., 4.950%, 04/04/2034	754,908	0.0
120,000	Apple, Inc., 3.750%, 09/12/2047	95,826	0.0
1,292,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,217,675	0.1
1,331,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	1,247,593	0.1
1,629,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	1,372,422	0.1
2,632,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	2,083,888	0.1
2,370,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	2,230,159	0.1
1,334,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	1,350,721	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,720,000 (2)	Concentrix Corp., 6.850%, 08/02/2033	$1,702,887	0.1
910,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	909,911	0.1
372,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	376,032	0.0
317,000	Fiserv, Inc., 4.400%, 07/01/2049	257,528	0.0
934,000	Fiserv, Inc., 5.150%, 03/15/2027	934,779	0.1
446,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	442,666	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	495,317	0.0
615,000	HP, Inc., 2.650%, 06/17/2031	521,476	0.0
1,233,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	1,208,537	0.1
384,000	IBM International Capital Pte Ltd., 5.250%, 02/05/2044	364,285	0.0
524,000	IBM International Capital Pte Ltd., 5.300%, 02/05/2054	490,392	0.0
204,000	Intel Corp., 2.800%, 08/12/2041	141,243	0.0
105,000	Intel Corp., 3.700%, 07/29/2025	103,229	0.0
34,000 (2)	Intel Corp., 5.200%, 02/10/2033	33,963	0.0
382,000	Intel Corp., 5.600%, 02/21/2054	370,399	0.0
336,000	Intel Corp., 5.700%, 02/10/2053	330,509	0.0
1,136,000	International Business Machines Corp., 3.500%, 05/15/2029	1,062,363	0.1
687,000	Intuit, Inc., 5.125%, 09/15/2028	693,543	0.0
913,000	Intuit, Inc., 5.200%, 09/15/2033	917,154	0.1
1,324,000	Intuit, Inc., 5.500%, 09/15/2053	1,331,234	0.1
434,000 (2)	KLA Corp., 4.700%, 02/01/2034	421,978	0.0
499,000	KLA Corp., 5.250%, 07/15/2062	476,925	0.0
725,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	644,826	0.0
645,000	Marvell Technology, Inc., 5.750%, 02/15/2029	658,838	0.0
269,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 05/11/2041	197,597	0.0

See Accompanying Notes to Financial Statements

82

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
134,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	$121,423	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	227,599	0.0
2,129,000	Oracle Corp., 2.300%, 03/25/2028	1,925,390	0.1
185,000	Oracle Corp., 2.800%, 04/01/2027	173,736	0.0
159,000	Oracle Corp., 2.950%, 05/15/2025	155,410	0.0
380,000	Oracle Corp., 3.250%, 11/15/2027	358,376	0.0
568,000	Oracle Corp., 3.600%, 04/01/2050	397,899	0.0
432,000	Oracle Corp., 3.650%, 03/25/2041	330,818	0.0
1,033,000	Oracle Corp., 3.800%, 11/15/2037	851,633	0.0
121,000	Oracle Corp., 3.850%, 07/15/2036	102,073	0.0
609,000	Oracle Corp., 3.850%, 04/01/2060	419,060	0.0
563,000	Oracle Corp., 3.950%, 03/25/2051	416,584	0.0
176,000	Oracle Corp., 4.300%, 07/08/2034	160,362	0.0
937,000	QUALCOMM, Inc., 6.000%, 05/20/2053	1,011,558	0.1
665,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	668,972	0.0
725,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	617,668	0.0
269,000	Texas Instruments, Inc., 3.875%, 03/15/2039	234,929	0.0
919,000	Texas Instruments, Inc., 5.050%, 05/18/2063	854,744	0.0
		34,469,037	1.5

	Utilities: 3.4%
1,126,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,099,423	0.1
1,335,000	AEP Texas, Inc., 5.450%, 05/15/2029	1,342,384	0.1
592,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	579,023	0.0
1,004,000	AES Corp., 1.375%, 01/15/2026	941,296	0.1
1,138,000	AES Corp., 2.450%, 01/15/2031	937,435	0.1
828,000 (1)	AES Corp., 3.950%, 07/15/2030	757,672	0.0
895,000	AES Corp., 5.450%, 06/01/2028	893,308	0.1
59,000	Alabama Power Co., 3.750%, 03/01/2045	45,339	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
434,000	Alabama Power Co., 5.850%, 11/15/2033	$451,947	0.0
87,000	Alabama Power Co. A, 4.300%, 07/15/2048	71,407	0.0
665,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	662,100	0.0
83,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	72,299	0.0
1,043,000	Ameren Corp., 5.000%, 01/15/2029	1,032,893	0.1
412,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	342,971	0.0
595,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	533,840	0.0
546,000	American Water Capital Corp., 5.150%, 03/01/2034	541,647	0.0
1,065,000	American Water Capital Corp., 5.450%, 03/01/2054	1,028,369	0.1
156,000	Avangrid, Inc., 3.150%, 12/01/2024	154,304	0.0
304,000	Avangrid, Inc., 3.200%, 04/15/2025	297,719	0.0
783,000	Avangrid, Inc., 3.800%, 06/01/2029	728,751	0.0
548,000	Black Hills Corp., 3.050%, 10/15/2029	487,646	0.0
440,000	Black Hills Corp., 6.000%, 01/15/2035	442,886	0.0
550,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	552,185	0.0
505,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	422,920	0.0
1,281,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	1,174,591	0.1
128,000	Commonwealth Edison Co., 5.900%, 03/15/2036	132,862	0.0
447,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	378,509	0.0
328,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	325,815	0.0
2,099,000	DTE Energy Co., 5.100%, 03/01/2029	2,082,568	0.1
381,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	324,729	0.0
57,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	43,029	0.0

See Accompanying Notes to Financial Statements

83

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
514,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	$395,082	0.0
407,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	328,245	0.0
31,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	25,942	0.0
633,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	601,886	0.0
113,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	120,928	0.0
48,000	Duke Energy Corp., 3.150%, 08/15/2027	45,283	0.0
360,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	357,786	0.0
762,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	633,139	0.0
349,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	363,139	0.0
100,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	73,712	0.0
76,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	61,310	0.0
207,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	154,248	0.0
86,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	70,446	0.0
81,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	65,694	0.0
539,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	435,576	0.0
456,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	384,201	0.0
463,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	269,744	0.0
279,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	222,198	0.0
609,000	Entergy Corp., 2.400%, 06/15/2031	503,027	0.0
392,000	Entergy Corp., 2.800%, 06/15/2030	342,615	0.0
355,000 (3)	Entergy Corp., 7.125%, 12/01/2054	352,741	0.0
237,000	Entergy Louisiana LLC, 5.350%, 03/15/2034	235,347	0.0
771,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	747,562	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,289,000	Essential Utilities, Inc., 2.704%, 04/15/2030	$1,121,462	0.1
439,000	Essential Utilities, Inc., 5.375%, 01/15/2034	431,549	0.0
682,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	456,618	0.0
311,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	319,990	0.0
725,000	Eversource Energy, 2.550%, 03/15/2031	604,261	0.0
1,241,000	Eversource Energy, 2.900%, 03/01/2027	1,166,393	0.1
326,000	Eversource Energy, 5.125%, 05/15/2033	313,119	0.0
749,000	Eversource Energy, 5.450%, 03/01/2028	751,531	0.0
544,000	Eversource Energy, 5.500%, 01/01/2034	533,994	0.0
816,000	Eversource Energy, 5.950%, 02/01/2029	834,193	0.1
1,282,000	Eversource Energy U, 1.400%, 08/15/2026	1,177,492	0.1
293,000	Exelon Corp., 4.950%, 06/15/2035	273,006	0.0
1,202,000	Exelon Corp., 5.150%, 03/15/2028	1,199,683	0.1
1,043,000	Exelon Corp., 5.150%, 03/15/2029	1,039,371	0.1
1,005,000	FirstEnergy Corp. B, 4.150%, 07/15/2027	965,060	0.1
8,000	Florida Power & Light Co., 2.875%, 12/04/2051	5,085	0.0
575,000	Florida Power & Light Co., 4.625%, 05/15/2030	563,691	0.0
100,000	Florida Power & Light Co., 5.400%, 09/01/2035	100,687	0.0
61,000	Florida Power & Light Co., 5.650%, 02/01/2037	62,690	0.0
491,000	Georgia Power Co., 4.650%, 05/16/2028	483,619	0.0
114,000	Iberdrola International BV, 5.810%, 03/15/2025	113,870	0.0
83,000	Indiana Michigan Power Co., 3.850%, 05/15/2028	79,026	0.0
174,000	Indiana Michigan Power Co., 5.625%, 04/01/2053	169,545	0.0
91,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	94,470	0.0
220,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	204,330	0.0

See Accompanying Notes to Financial Statements

84

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
237,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	$195,995	0.0
2,634,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,588,441	0.1
313,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	315,154	0.0
725,000 (1)(2)	Liberty Utilities Co., 5.577%, 01/31/2029	728,298	0.0
1,322,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	1,324,451	0.1
313,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	314,798	0.0
623,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	613,239	0.0
24,000	MidAmerican Energy Co., 4.800%, 09/15/2043	21,774	0.0
138,000	Mississippi Power Co., 4.750%, 10/15/2041	118,276	0.0
1,218,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	1,004,458	0.1
942,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	898,445	0.1
817,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	832,353	0.1
177,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	162,263	0.0
1,101,000	National Grid PLC, 5.418%, 01/11/2034	1,077,111	0.1
1,401,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,212,553	0.1
613,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	517,596	0.0
119,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	112,901	0.0
131,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	120,257	0.0
226,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	208,381	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
334,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	$326,217	0.0
520,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	534,738	0.0
1,062,000 (3)	National Rural Utilities Cooperative Finance Corp., 8.501%, (TSFR3M + 3.172%), 04/30/2043	1,062,022	0.1
607,000	National Rural Utilities Cooperative Finance Corp., GMTN, 5.000%, 02/07/2031	601,218	0.0
234,000	Nevada Power Co., 6.000%, 03/15/2054	238,201	0.0
362,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	341,510	0.0
1,110,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	1,022,938	0.1
1,142,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	1,058,418	0.1
175,000	NextEra Energy Capital Holdings, Inc., 4.450%, 06/20/2025	173,202	0.0
631,000 (3)	NextEra Energy Capital Holdings, Inc., 6.700%, 09/01/2054	632,337	0.0
983,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	817,926	0.1
644,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	620,056	0.0
313,000	Northern States Power Co., 5.650%, 06/15/2054	312,578	0.0
431,000	NSTAR Electric Co., 1.950%, 08/15/2031	349,529	0.0
355,000	NSTAR Electric Co., 5.400%, 06/01/2034	355,469	0.0
335,000	OGE Energy Corp., 5.450%, 05/15/2029	337,678	0.0
665,000 (1)	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	652,679	0.0
350,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	269,484	0.0
310,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	246,146	0.0
175,000	PacifiCorp, 4.100%, 02/01/2042	137,731	0.0

See Accompanying Notes to Financial Statements

85

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
453,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	$450,186	0.0
119,000	Public Service Co. of Oklahoma K, 3.150%, 08/15/2051	76,693	0.0
49,000	Public Service Electric and Gas Co., MTN, 3.000%, 05/15/2027	46,487	0.0
546,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	546,438	0.0
1,210,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	996,910	0.1
1,995,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	1,989,970	0.1
861,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	876,148	0.1
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,407,582	0.1
579,000	Southern California Edison Co., 5.450%, 06/01/2031	583,367	0.0
733,000	Southern Co., 5.113%, 08/01/2027	731,556	0.0
1,392,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	1,310,027	0.1
312,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	302,540	0.0
1,410,000	Southwestern Electric Power Co. N, 1.650%, 03/15/2026	1,327,152	0.1
360,000	Southwestern Public Service Co., 6.000%, 06/01/2054	359,276	0.0
251,000	Tampa Electric Co., 4.350%, 05/15/2044	209,316	0.0
398,000	Virginia Electric and Power Co. A, 3.800%, 04/01/2028	381,147	0.0
1,582,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,402,834	0.1
372,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	328,287	0.0
237,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	235,543	0.0
324,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	323,201	0.0
810,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	717,523	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
562,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	$558,740	0.0
		76,354,197	3.4
	Total Corporate Bonds/ Notes (Cost $613,231,566)	601,830,192	26.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.9%
	Federal Home Loan Mortgage Corporation: 2.1%(4)
177,649	2.500%, 05/01/2030	166,853	0.0
361,608	2.500%, 05/01/2030	339,026	0.0
500,650	2.500%, 06/01/2030	471,659	0.0
1,687,734	3.000%, 03/01/2045	1,484,713	0.1
2,065,917	3.000%, 03/01/2045	1,823,853	0.1
1,839,981	3.000%, 04/01/2045	1,619,415	0.1
1,879,550	3.000%, 04/01/2045	1,657,358	0.1
3,329,130	3.000%, 10/01/2046	2,913,858	0.1
4,241,597	3.000%, 10/01/2046	3,718,245	0.2
4,759,797	3.000%, 03/01/2048	4,165,914	0.2
659,865	3.500%, 08/01/2042	600,337	0.0
1,849,773	3.500%, 03/01/2045	1,679,359	0.1
228,251	3.500%, 04/01/2045	207,009	0.0
784,404	3.500%, 05/01/2045	711,400	0.1
341,641	3.500%, 06/01/2045	309,775	0.0
455,412	3.500%, 07/01/2045	413,659	0.0
520,494	3.500%, 07/01/2045	472,544	0.0
255,171	3.500%, 08/01/2045	231,502	0.0
380,137	3.500%, 08/01/2045	345,122	0.0
449,060	3.500%, 08/01/2045	407,125	0.0
478,925	3.500%, 08/01/2045	435,062	0.0
775,269	3.500%, 08/01/2045	703,601	0.1
515,119	3.500%, 09/01/2045	467,177	0.0
707,557	3.500%, 09/01/2045	642,382	0.0
846,679	3.500%, 11/01/2045	766,650	0.1
3,257,772	3.500%, 12/01/2046	2,953,623	0.2
8,440,865	3.500%, 03/01/2048	7,647,897	0.4
472,459	4.000%, 10/01/2041	443,174	0.0
507,177	4.000%, 12/01/2041	475,825	0.0
130,244	4.000%, 07/01/2045	122,150	0.0
76,696	4.000%, 09/01/2045	71,526	0.0
657,378	4.000%, 09/01/2045	615,135	0.0
1,106,860	4.000%, 09/01/2045	1,038,071	0.1
1,335,864	4.000%, 09/01/2045	1,252,841	0.1
583,537	4.000%, 05/01/2047	548,694	0.0
175,842	4.000%, 11/01/2047	163,007	0.0
174,635	4.000%, 03/01/2048	163,581	0.0
727,274	4.000%, 06/01/2048	688,494	0.0
3,252	4.500%, 06/01/2039	3,164	0.0
9,374	4.500%, 09/01/2040	9,110	0.0
33,129	4.500%, 03/01/2041	32,234	0.0
150,996	4.500%, 08/01/2041	146,699	0.0
260,699	4.500%, 08/01/2041	253,659	0.0
102,966	4.500%, 09/01/2041	100,163	0.0
123,786	4.500%, 09/01/2041	120,443	0.0
234,339	4.500%, 09/01/2041	228,010	0.0
671,516	4.500%, 09/01/2041	651,712	0.0
8,704	5.000%, 05/01/2028	8,654	0.0
50,331	5.000%, 05/01/2035	49,732	0.0

See Accompanying Notes to Financial Statements

86

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
144,333	5.000%, 01/01/2041	$142,860	0.0
80,536	5.000%, 04/01/2041	78,941	0.0
5,137	5.500%, 03/01/2034	5,165	0.0
772	5.500%, 05/01/2036	768	0.0
36,925	5.500%, 06/01/2036	37,122	0.0
4,169	5.500%, 12/01/2036	4,191	0.0
19,760	5.500%, 03/01/2037	19,526	0.0
5,154	5.500%, 04/01/2037	5,182	0.0
32,214	5.500%, 05/01/2037	32,386	0.0
55,001	5.500%, 07/01/2037	55,295	0.0
6,795	5.500%, 09/01/2037	6,832	0.0
5,848	5.500%, 10/01/2037	5,880	0.0
19,503	5.500%, 11/01/2037	19,607	0.0
17,603	5.500%, 12/01/2037	17,697	0.0
62,130	5.500%, 12/01/2037	62,462	0.0
3,888	5.500%, 01/01/2038	3,914	0.0
4,003	5.500%, 01/01/2038	4,024	0.0
41,396	5.500%, 02/01/2038	41,616	0.0
56,232	5.500%, 02/01/2038	56,533	0.0
40,661	5.500%, 03/01/2038	40,878	0.0
49,680	5.500%, 04/01/2038	49,945	0.0
4,272	5.500%, 05/01/2038	4,295	0.0
44,101	5.500%, 05/01/2038	44,337	0.0
30,892	5.500%, 06/01/2038	30,951	0.0
105,657	5.500%, 06/01/2038	106,222	0.0
99,513	5.500%, 07/01/2038	100,043	0.0
4,510	5.500%, 08/01/2038	4,518	0.0
20,272	5.500%, 08/01/2038	20,380	0.0
22,524	5.500%, 09/01/2038	22,644	0.0
19,919	5.500%, 10/01/2038	20,025	0.0
22,574	5.500%, 10/01/2038	22,695	0.0
2,187	5.500%, 11/01/2038	2,198	0.0
77,701	5.500%, 11/01/2038	78,117	0.0
4,109	5.500%, 12/01/2038	4,131	0.0
7,934	5.500%, 12/01/2038	7,977	0.0
17,316	5.500%, 01/01/2039	17,408	0.0
38,990	5.500%, 03/01/2039	39,198	0.0
14,912	5.500%, 07/01/2039	14,991	0.0
9,700	5.500%, 12/01/2039	9,751	0.0
66,739	5.500%, 03/01/2040	67,095	0.0
21,696	5.500%, 08/01/2040	21,811	0.0
34,234	5.500%, 08/01/2040	34,417	0.0
42,787	5.500%, 08/01/2040	43,015	0.0
27,073 (3)	5.626%, (RFUCCT1Y + 1.345%), 09/01/2035	27,503	0.0
114,149	6.000%, 09/01/2027	114,630	0.0
3,148	6.000%, 02/01/2029	3,205	0.0
3,873	6.000%, 05/01/2035	3,940	0.0
168,956	6.000%, 03/01/2037	173,643	0.0
1,536	6.000%, 05/01/2037	1,573	0.0
20,425	6.000%, 07/01/2037	20,922	0.0
4,956	6.000%, 08/01/2037	5,066	0.0
24,222	6.000%, 08/01/2037	24,811	0.0
129,748	6.000%, 09/01/2037	132,904	0.0
353	6.000%, 10/01/2037	361	0.0
5,212	6.000%, 11/01/2037	5,338	0.0
1,711	6.000%, 12/01/2037	1,729	0.0
4,958	6.000%, 12/01/2037	5,078	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
138,737	6.000%, 01/01/2038	$142,113	0.0
814	6.000%, 04/01/2038	834	0.0
5,097	6.000%, 06/01/2038	5,197	0.0
298	6.000%, 07/01/2038	303	0.0
10,146	6.000%, 08/01/2038	10,297	0.0
35,707	6.000%, 11/01/2038	36,505	0.0
11,224	6.000%, 05/01/2039	11,409	0.0
6,596	6.000%, 08/01/2039	6,730	0.0
1,566	6.000%, 09/01/2039	1,584	0.0
3,503 (3)	6.338%, (H15T1Y + 2.250%), 11/01/2031	3,484	0.0
381,224	6.500%, 09/01/2034	390,468	0.0
29,872 (3)	6.507%, (H15T1Y + 2.436%), 01/01/2029	29,695	0.0
203,058 (3)	7.043%, (RFUCCT1Y + 1.733%), 06/01/2035	208,334	0.0
1,471 (3)	7.125%, (H15T1Y + 2.250%), 04/01/2032	1,478	0.0
		47,317,373	2.1
	Federal National Mortgage Association: 0.0%(4)
1,035 (3)	4.569%, (ECOFC + 1.257%), 05/01/2036	1,016	0.0
6,309 (3)	5.152%, (ECOFC + 1.928%), 12/01/2036	6,238	0.0
10,075 (3)	5.722%, (RFUCCT1Y + 1.473%), 08/01/2035	10,076	0.0
11,556 (3)	5.748%, (RFUCCT6M + 1.373%), 09/01/2035	11,435	0.0
117,184 (3)	5.908%, (RFUCCT1Y + 1.658%), 10/01/2035	118,258	0.0
218,219 (3)	5.951%, (H15T1Y + 1.805%), 08/01/2035	219,644	0.0
38,143 (3)	5.998%, (RFUCCT1Y + 1.647%), 02/01/2034	38,267	0.0
97,359 (3)	6.060%, (RFUCCT1Y + 1.810%), 09/01/2034	98,728	0.0
17,191 (3)	6.175%, (RFUCCT1Y + 1.675%), 02/01/2035	17,314	0.0
54,653 (3)	6.300%, (H15T1Y + 2.175%), 10/01/2035	55,544	0.0
20,157 (3)	6.314%, (12MTA + 1.200%), 08/01/2042	20,002	0.0
28,631 (3)	6.314%, (12MTA + 1.200%), 08/01/2042	28,343	0.0
9,648 (3)	6.314%, (12MTA + 1.200%), 10/01/2044	9,636	0.0
16,982 (3)	6.314%, (12MTA + 1.200%), 10/01/2044	16,762	0.0
46,421 (3)	6.358%, (RFUCCT1Y + 1.552%), 04/01/2035	46,536	0.0
921 (3)	6.523%, (H15T1Y + 2.215%), 09/01/2031	923	0.0
6,107 (3)	6.585%, (H15T1Y + 2.210%), 04/01/2032	6,104	0.0
13,340 (3)	6.848%, (RFUCCT1M + 1.559%), 02/01/2033	13,399	0.0
		718,225	0.0

See Accompanying Notes to Financial Statements

87

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: 4.5%
3,826,133	2.500%, 08/20/2051	$3,218,694	0.2
3,114,911	2.500%, 09/20/2051	2,620,362	0.1
1,610,565	2.500%, 11/20/2051	1,354,492	0.1
3,264,763	2.500%, 12/20/2051	2,746,224	0.1
5,238,962	2.500%, 03/20/2052	4,406,068	0.2
4,451,056	2.500%, 04/20/2052	3,743,415	0.2
32,600,000 (5)	2.500%, 07/15/2054	27,408,195	1.2
12,002,140	3.000%, 04/20/2045	10,673,825	0.5
864,383	3.000%, 11/20/2051	754,073	0.0
940,082	3.000%, 03/20/2052	816,565	0.0
13,265,000 (5)	3.000%, 07/15/2054	11,559,204	0.5
1,781,167	3.500%, 07/20/2046	1,577,904	0.1
253,709	3.500%, 07/20/2047	231,028	0.0
4,125,790	3.500%, 12/20/2047	3,743,639	0.2
2,321,112	3.500%, 01/20/2048	2,110,944	0.1
5,033,398	3.500%, 05/20/2050	4,558,893	0.2
323,352	4.000%, 11/20/2040	307,338	0.0
591,511	4.000%, 03/20/2046	552,441	0.0
5,168,828	4.000%, 03/20/2053	4,778,450	0.2
13,391,500 (5)	4.000%, 07/15/2054	12,376,152	0.6
517,478	4.500%, 08/20/2041	504,941	0.0
234,583	4.500%, 01/20/2047	227,452	0.0
1,591	5.000%, 11/15/2035	1,585	0.0
3,367	5.000%, 11/15/2035	3,325	0.0
4,068	5.000%, 11/15/2035	4,078	0.0
11,523	5.000%, 11/15/2035	11,381	0.0
12,807	5.000%, 06/15/2037	12,663	0.0
26,656	5.000%, 03/15/2038	26,317	0.0
56,006	5.000%, 03/15/2038	56,272	0.0
2,246	5.000%, 06/15/2038	2,210	0.0
784	5.000%, 09/15/2038	782	0.0
7,788	5.000%, 11/15/2038	7,816	0.0
26,784	5.000%, 11/15/2038	26,900	0.0
6,923	5.000%, 12/15/2038	6,944	0.0
38,540	5.000%, 12/15/2038	38,715	0.0
551,105	5.000%, 12/15/2038	553,275	0.0
33,529	5.000%, 01/15/2039	33,668	0.0
65,881	5.000%, 01/15/2039	65,600	0.0
410,716	5.000%, 01/15/2039	410,791	0.0
16,947	5.000%, 02/15/2039	16,946	0.0
38,270	5.000%, 02/15/2039	38,436	0.0
57,837	5.000%, 02/15/2039	57,900	0.0
1,422	5.000%, 03/15/2039	1,425	0.0
44,888	5.000%, 03/15/2039	44,957	0.0
46,788	5.000%, 03/15/2039	46,851	0.0
75,710	5.000%, 03/15/2039	75,856	0.0
46,297	5.000%, 04/15/2039	46,413	0.0
362	5.000%, 05/15/2039	357	0.0
28,296	5.000%, 05/15/2039	28,340	0.0
61,654	5.000%, 05/15/2039	61,821	0.0
39,024	5.000%, 07/15/2039	39,144	0.0
28,859	5.000%, 09/15/2039	28,736	0.0
7,857	5.000%, 11/15/2039	7,729	0.0
1,061	5.000%, 04/15/2040	1,055	0.0
6,762	5.000%, 06/15/2040	6,758	0.0
14,831	5.000%, 09/15/2040	14,904	0.0
28,792	5.000%, 10/15/2040	28,828	0.0
43,980	5.000%, 05/15/2042	43,567	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
166,476	5.000%, 02/20/2043	$166,481	0.0
		102,289,125	4.5
	Uniform Mortgage-Backed Securities: 13.3%
3,620,885	2.000%, 10/01/2050	2,860,241	0.1
909,432	2.000%, 11/01/2051	726,159	0.0
2,521,911	2.000%, 11/01/2051	2,009,387	0.1
5,747,105	2.000%, 11/01/2051	4,513,168	0.2
4,587,581	2.000%, 12/01/2051	3,599,705	0.2
5,938,261	2.000%, 12/01/2051	4,695,097	0.2
1,708,666	2.000%, 02/01/2052	1,358,657	0.1
3,195,655	2.000%, 02/01/2052	2,545,419	0.1
2,933,685	2.000%, 03/01/2052	2,302,783	0.1
35,700,000 (5)	2.000%, 08/15/2054	27,953,379	1.3
726,925	2.500%, 05/01/2030	684,758	0.0
1,049,953	2.500%, 06/01/2030	989,663	0.1
1,385,515	2.500%, 06/01/2030	1,304,371	0.1
581,373	2.500%, 07/01/2030	546,995	0.0
5,401,074	2.500%, 07/01/2050	4,458,233	0.2
16,768,577	2.500%, 11/01/2050	14,001,456	0.6
7,300,377	2.500%, 02/01/2051	5,986,384	0.3
9,238,654	2.500%, 03/01/2051	7,610,831	0.4
4,315,172	2.500%, 04/01/2051	3,552,323	0.2
3,482,098	2.500%, 11/01/2051	2,869,951	0.1
3,322,996	2.500%, 12/01/2051	2,755,460	0.1
4,194,474	2.500%, 12/01/2051	3,491,260	0.2
4,507,897	2.500%, 01/01/2052	3,746,979	0.2
2,367,301	2.500%, 02/01/2052	1,978,839	0.1
3,747,669	2.500%, 02/01/2052	3,097,802	0.2
3,913,205	2.500%, 02/01/2052	3,255,440	0.2
4,310,493	2.500%, 02/01/2052	3,563,990	0.2
4,379,565	2.500%, 02/01/2052	3,589,459	0.2
5,635,909	2.500%, 02/01/2052	4,656,882	0.2
1,515,976	3.000%, 08/01/2030	1,449,036	0.1
743,259	3.000%, 09/01/2030	708,561	0.0
698,621	3.000%, 08/01/2043	616,534	0.0
1,191,740	3.000%, 09/01/2043	1,051,676	0.1
4,398,195	3.000%, 04/01/2045	3,873,319	0.2
2,728,368	3.000%, 08/01/2046	2,387,290	0.1
258,386	3.000%, 09/01/2046	225,869	0.0
5,477,335	3.000%, 11/01/2046	4,787,754	0.2
3,624,958	3.000%, 01/01/2047	3,169,629	0.2
2,274,522	3.000%, 02/01/2052	1,958,269	0.1
3,865,626	3.000%, 02/01/2052	3,345,649	0.2
5,159,238	3.000%, 04/01/2052	4,443,499	0.2
3,502,238	3.000%, 05/01/2052	3,016,412	0.2
8,244,786	3.000%, 05/01/2052	7,070,872	0.3
5,355,768	3.000%, 10/01/2052	4,563,299	0.2
382,634	3.500%, 12/01/2041	351,927	0.0
66,292	3.500%, 08/01/2042	60,662	0.0
335,530	3.500%, 08/01/2042	305,445	0.0
272,587	3.500%, 10/01/2042	248,267	0.0
461,334	3.500%, 10/01/2042	420,319	0.0
201,867	3.500%, 03/01/2043	184,310	0.0
1,737,690	3.500%, 01/01/2046	1,574,693	0.1
2,802,622	3.500%, 02/01/2046	2,537,965	0.1
2,018,245	3.500%, 08/01/2046	1,827,429	0.1
11,591,684	3.500%, 08/01/2046	10,498,327	0.5
1,859,485	3.500%, 09/01/2047	1,681,865	0.1

See Accompanying Notes to Financial Statements

88

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,373,359	3.500%, 07/01/2048	$4,862,328	0.2
2,044,683	3.500%, 02/01/2052	1,828,470	0.1
1,316	4.000%, 05/01/2029	1,284	0.0
12,492	4.000%, 11/01/2030	12,159	0.0
6,943	4.000%, 02/01/2031	6,751	0.0
3,983	4.000%, 10/01/2031	3,865	0.0
3,172,457	4.000%, 12/01/2039	2,995,300	0.1
171,975	4.000%, 07/01/2042	161,847	0.0
381,929	4.000%, 07/01/2042	360,584	0.0
1,488,260	4.000%, 07/01/2042	1,402,923	0.1
132,723	4.000%, 08/01/2042	125,312	0.0
1,157,447	4.000%, 08/01/2043	1,087,175	0.1
1,932,894	4.000%, 09/01/2043	1,823,791	0.1
65,259	4.000%, 10/01/2043	61,239	0.0
138,394	4.000%, 10/01/2043	129,815	0.0
3,404,473	4.000%, 01/01/2045	3,223,326	0.2
345,067	4.000%, 06/01/2045	323,203	0.0
678,821	4.000%, 07/01/2045	640,486	0.0
1,429,786	4.000%, 07/01/2045	1,345,066	0.1
2,652,538	4.000%, 02/01/2046	2,484,508	0.1
518,000	4.000%, 06/01/2047	486,437	0.0
62,161	4.000%, 03/01/2048	57,763	0.0
294,090	4.000%, 03/01/2048	274,345	0.0
4,530,302	4.000%, 06/01/2048	4,198,228	0.2
2,350,626	4.000%, 09/01/2048	2,202,579	0.1
4,468,546	4.000%, 05/01/2051	4,155,595	0.2
4,414,955	4.000%, 05/01/2052	4,064,657	0.2
4,519,265	4.000%, 08/01/2052	4,139,636	0.2
10,164,537	4.000%, 11/01/2052	9,442,618	0.4
4,334	4.500%, 10/01/2025	4,284	0.0
40,929	4.500%, 07/01/2026	40,580	0.0
167,721	4.500%, 04/01/2029	164,995	0.0
2,622	4.500%, 06/01/2029	2,583	0.0
31,624	4.500%, 06/01/2029	31,091	0.0
32,783	4.500%, 07/01/2029	32,295	0.0
775	4.500%, 10/01/2029	764	0.0
5,205	4.500%, 06/01/2030	5,098	0.0
163,383	4.500%, 10/01/2030	160,767	0.0
39,073	4.500%, 02/01/2031	38,237	0.0
26,997	4.500%, 05/01/2031	26,582	0.0
21,420	4.500%, 10/01/2033	20,751	0.0
11,220	4.500%, 01/01/2034	10,862	0.0
2,120	4.500%, 07/01/2034	2,053	0.0
2,950	4.500%, 09/01/2035	2,834	0.0
14,431	4.500%, 09/01/2035	13,971	0.0
20,278	4.500%, 11/01/2035	19,633	0.0
112,043	4.500%, 02/01/2036	106,952	0.0
39,075	4.500%, 01/01/2037	37,829	0.0
21,324	4.500%, 09/01/2037	20,658	0.0
1,443	4.500%, 02/01/2038	1,402	0.0
13,377	4.500%, 01/01/2039	12,999	0.0
18,639	4.500%, 02/01/2039	18,113	0.0
8,893	4.500%, 04/01/2039	8,634	0.0
24,019	4.500%, 04/01/2039	23,341	0.0
44,191	4.500%, 04/01/2039	42,550	0.0
300	4.500%, 05/01/2039	291	0.0
2,601	4.500%, 05/01/2039	2,528	0.0
8,523	4.500%, 05/01/2039	8,282	0.0
42,123	4.500%, 05/01/2039	40,933	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
45,374	4.500%, 05/01/2039	$44,094	0.0
52,052	4.500%, 05/01/2039	50,583	0.0
575,479	4.500%, 05/01/2039	559,226	0.0
4,126	4.500%, 06/01/2039	4,009	0.0
70,682	4.500%, 06/01/2039	68,686	0.0
9,374	4.500%, 07/01/2039	9,109	0.0
15,432	4.500%, 07/01/2039	14,939	0.0
31,646	4.500%, 07/01/2039	30,752	0.0
33,971	4.500%, 08/01/2039	33,011	0.0
36,865	4.500%, 08/01/2039	35,579	0.0
66,721	4.500%, 08/01/2039	64,837	0.0
119,881	4.500%, 08/01/2039	116,497	0.0
123,081	4.500%, 09/01/2039	118,906	0.0
103,620	4.500%, 10/01/2039	100,693	0.0
6,234	4.500%, 11/01/2039	6,058	0.0
54,096	4.500%, 11/01/2039	52,568	0.0
3,263	4.500%, 12/01/2039	3,171	0.0
6,252	4.500%, 12/01/2039	6,075	0.0
3,171	4.500%, 01/01/2040	3,082	0.0
220,093	4.500%, 01/01/2040	213,468	0.0
52,250	4.500%, 02/01/2040	50,774	0.0
102,677	4.500%, 02/01/2040	99,776	0.0
32,144	4.500%, 04/01/2040	31,236	0.0
318,798	4.500%, 04/01/2040	309,792	0.0
32,094	4.500%, 05/01/2040	31,194	0.0
156,008	4.500%, 05/01/2040	151,272	0.0
2,209	4.500%, 06/01/2040	2,147	0.0
22,825	4.500%, 06/01/2040	22,180	0.0
37,616	4.500%, 06/01/2040	36,553	0.0
67,770	4.500%, 06/01/2040	65,857	0.0
168,783	4.500%, 06/01/2040	164,019	0.0
11,439	4.500%, 07/01/2040	11,116	0.0
50,135	4.500%, 07/01/2040	48,718	0.0
74,713	4.500%, 07/01/2040	72,603	0.0
1,290	4.500%, 08/01/2040	1,254	0.0
2,884	4.500%, 08/01/2040	2,803	0.0
16,376	4.500%, 08/01/2040	15,913	0.0
18,283	4.500%, 08/01/2040	17,767	0.0
43,481	4.500%, 08/01/2040	42,253	0.0
45,104	4.500%, 08/01/2040	43,830	0.0
48,759	4.500%, 08/01/2040	46,828	0.0
8,480	4.500%, 09/01/2040	8,241	0.0
10,568	4.500%, 09/01/2040	10,270	0.0
11,867	4.500%, 09/01/2040	11,427	0.0
16,714	4.500%, 09/01/2040	16,242	0.0
16,738	4.500%, 09/01/2040	16,265	0.0
71,106	4.500%, 09/01/2040	69,067	0.0
133,488	4.500%, 09/01/2040	129,717	0.0
16,747	4.500%, 10/01/2040	16,274	0.0
18,175	4.500%, 10/01/2040	17,662	0.0
52,953	4.500%, 10/01/2040	51,147	0.0
89,929	4.500%, 10/01/2040	87,390	0.0
103,041	4.500%, 10/01/2040	100,130	0.0
27,452	4.500%, 11/01/2040	26,677	0.0
31,280	4.500%, 11/01/2040	30,396	0.0
114,243	4.500%, 11/01/2040	109,663	0.0
229,198	4.500%, 11/01/2040	222,727	0.0
644,430	4.500%, 11/01/2040	626,222	0.0
1,915	4.500%, 12/01/2040	1,861	0.0

See Accompanying Notes to Financial Statements

89

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,207	4.500%, 12/01/2040	$10,827	0.0
14,404	4.500%, 12/01/2040	13,997	0.0
15,406	4.500%, 12/01/2040	14,971	0.0
21,920	4.500%, 12/01/2040	21,301	0.0
27,512	4.500%, 12/01/2040	26,734	0.0
65,788	4.500%, 12/01/2040	63,929	0.0
67,161	4.500%, 12/01/2040	65,221	0.0
132,538	4.500%, 12/01/2040	128,794	0.0
11,091	4.500%, 01/01/2041	10,778	0.0
25,934	4.500%, 01/01/2041	25,202	0.0
78,985	4.500%, 01/01/2041	76,081	0.0
142,755	4.500%, 01/01/2041	138,661	0.0
308,345	4.500%, 01/01/2041	299,632	0.0
14,167	4.500%, 02/01/2041	13,767	0.0
35,012	4.500%, 02/01/2041	34,024	0.0
47,246	4.500%, 02/01/2041	45,911	0.0
50,803	4.500%, 02/01/2041	49,367	0.0
53,291	4.500%, 02/01/2041	51,182	0.0
2,663	4.500%, 03/01/2041	2,588	0.0
10,663	4.500%, 03/01/2041	10,178	0.0
13,181	4.500%, 03/01/2041	12,809	0.0
16,926	4.500%, 03/01/2041	16,448	0.0
24,407	4.500%, 03/01/2041	23,718	0.0
32,619	4.500%, 03/01/2041	31,698	0.0
51,061	4.500%, 03/01/2041	49,618	0.0
67,092	4.500%, 03/01/2041	65,199	0.0
111,767	4.500%, 03/01/2041	107,655	0.0
3,280	4.500%, 04/01/2041	3,188	0.0
14,768	4.500%, 04/01/2041	14,178	0.0
24,643	4.500%, 04/01/2041	23,947	0.0
68,593	4.500%, 04/01/2041	65,966	0.0
136,704	4.500%, 04/01/2041	132,840	0.0
245,342	4.500%, 04/01/2041	238,414	0.0
2,250	4.500%, 05/01/2041	2,187	0.0
4,078	4.500%, 05/01/2041	3,963	0.0
10,619	4.500%, 05/01/2041	10,297	0.0
12,734	4.500%, 05/01/2041	12,374	0.0
16,824	4.500%, 05/01/2041	16,348	0.0
124,796	4.500%, 05/01/2041	121,040	0.0
133,310	4.500%, 05/01/2041	129,320	0.0
159,308	4.500%, 05/01/2041	154,805	0.0
243,432	4.500%, 05/01/2041	236,552	0.0
9,030	4.500%, 06/01/2041	8,775	0.0
45,151	4.500%, 06/01/2041	43,809	0.0
168,730	4.500%, 06/01/2041	163,683	0.0
1,523	4.500%, 07/01/2041	1,467	0.0
2,568	4.500%, 07/01/2041	2,495	0.0
7,603	4.500%, 07/01/2041	7,388	0.0
16,123	4.500%, 07/01/2041	15,670	0.0
30,630	4.500%, 07/01/2041	29,464	0.0
72,701	4.500%, 07/01/2041	70,647	0.0
126,656	4.500%, 07/01/2041	123,050	0.0
11,637	4.500%, 08/01/2041	11,308	0.0
19,999	4.500%, 08/01/2041	19,192	0.0
39,945	4.500%, 08/01/2041	38,523	0.0
61,040	4.500%, 08/01/2041	59,315	0.0
82,445	4.500%, 08/01/2041	80,115	0.0
107,268	4.500%, 08/01/2041	103,215	0.0
120,537	4.500%, 08/01/2041	115,659	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
147,975	4.500%, 08/01/2041	$143,613	0.0
3,236	4.500%, 09/01/2041	3,145	0.0
8,404	4.500%, 09/01/2041	8,167	0.0
41,257	4.500%, 09/01/2041	40,057	0.0
382,726	4.500%, 09/01/2041	371,751	0.0
13,808	4.500%, 10/01/2041	13,418	0.0
22,842	4.500%, 10/01/2041	22,168	0.0
41,102	4.500%, 10/01/2041	39,519	0.0
80,186	4.500%, 10/01/2041	77,921	0.0
143,378	4.500%, 10/01/2041	139,207	0.0
178,231	4.500%, 10/01/2041	173,195	0.0
394,933	4.500%, 10/01/2041	383,037	0.0
801,667	4.500%, 10/01/2041	777,187	0.1
2,349	4.500%, 11/01/2041	2,283	0.0
184,424	4.500%, 11/01/2041	179,174	0.0
167,940	4.500%, 12/01/2041	162,246	0.0
421,735	4.500%, 12/01/2041	409,380	0.0
7,660	4.500%, 01/01/2042	7,444	0.0
10,417	4.500%, 01/01/2042	10,036	0.0
18,115	4.500%, 01/01/2042	17,593	0.0
31,532	4.500%, 03/01/2042	30,531	0.0
25,659	4.500%, 04/01/2042	24,528	0.0
10,597	4.500%, 06/01/2042	10,267	0.0
4,360	4.500%, 08/01/2042	4,237	0.0
3,879	4.500%, 09/01/2042	3,706	0.0
6,165	4.500%, 01/01/2043	5,904	0.0
4,071	4.500%, 12/01/2043	3,935	0.0
41,004	4.500%, 04/01/2047	39,587	0.0
19,742	4.500%, 05/01/2047	19,000	0.0
45,569	4.500%, 06/01/2047	43,849	0.0
66,246	4.500%, 06/01/2047	63,744	0.0
62,559	4.500%, 07/01/2047	60,494	0.0
233,501	4.500%, 07/01/2047	224,442	0.0
15,675	4.500%, 08/01/2047	15,054	0.0
5,362,533	4.500%, 10/01/2052	5,064,933	0.2
5,800	5.000%, 04/01/2026	5,745	0.0
8,522	5.000%, 05/01/2026	8,441	0.0
7,718	5.000%, 08/01/2027	7,642	0.0
5,359	5.000%, 04/01/2028	5,322	0.0
4,601,480	5.000%, 05/01/2042	4,554,824	0.2
607,203	5.000%, 09/01/2052	588,326	0.0
30,024,198	5.000%, 10/01/2052	29,080,762	1.3
1,034	5.500%, 07/01/2026	1,020	0.0
1,491	5.500%, 12/01/2027	1,489	0.0
7,632	5.500%, 04/01/2028	7,603	0.0
2,212	5.500%, 08/01/2028	2,213	0.0
3,091	5.500%, 01/01/2029	3,073	0.0
26,459	5.500%, 10/01/2029	26,465	0.0
29,678	5.500%, 04/01/2033	29,781	0.0
10,435	5.500%, 10/01/2033	10,477	0.0
455	5.500%, 11/01/2033	463	0.0
1,864	5.500%, 11/01/2033	1,860	0.0
3,069	5.500%, 11/01/2033	3,082	0.0
3,458	5.500%, 11/01/2033	3,450	0.0
741	5.500%, 12/01/2033	744	0.0
9,046	5.500%, 12/01/2033	9,082	0.0
23,621	5.500%, 12/01/2033	23,716	0.0
53,974	5.500%, 12/01/2033	54,192	0.0
160,782	5.500%, 12/01/2033	160,325	0.0

See Accompanying Notes to Financial Statements

90

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
210	5.500%, 01/01/2034	$212	0.0
3,048	5.500%, 01/01/2034	3,063	0.0
7,596	5.500%, 01/01/2034	7,626	0.0
12,896	5.500%, 01/01/2034	12,926	0.0
58,434	5.500%, 01/01/2034	58,670	0.0
2,443	5.500%, 06/01/2034	2,453	0.0
4,097	5.500%, 11/01/2034	4,121	0.0
23,903	5.500%, 11/01/2034	24,000	0.0
490	5.500%, 12/01/2034	492	0.0
7,026	5.500%, 01/01/2035	7,054	0.0
14,871	5.500%, 01/01/2035	14,931	0.0
19,660	5.500%, 01/01/2035	19,672	0.0
5,550	5.500%, 02/01/2035	5,553	0.0
682,870	5.500%, 02/01/2035	685,633	0.0
4,358	5.500%, 07/01/2035	4,376	0.0
373,353	5.500%, 08/01/2035	374,864	0.0
1,517	5.500%, 10/01/2035	1,550	0.0
282	5.500%, 11/01/2035	282	0.0
25,943	5.500%, 11/01/2035	26,048	0.0
388	5.500%, 12/01/2035	390	0.0
420	5.500%, 12/01/2035	420	0.0
6,553	5.500%, 12/01/2035	6,579	0.0
61,729	5.500%, 12/01/2035	61,979	0.0
4,675	5.500%, 01/01/2036	4,694	0.0
39,882	5.500%, 01/01/2036	40,044	0.0
374	5.500%, 02/01/2036	375	0.0
5,945	5.500%, 04/01/2036	5,969	0.0
474,077	5.500%, 07/01/2036	475,995	0.0
372	5.500%, 08/01/2036	373	0.0
23,776	5.500%, 09/01/2036	23,872	0.0
39,702	5.500%, 09/01/2036	39,862	0.0
602	5.500%, 12/01/2036	604	0.0
942	5.500%, 12/01/2036	946	0.0
65,261	5.500%, 12/01/2036	65,525	0.0
66,634	5.500%, 12/01/2036	66,903	0.0
6,466	5.500%, 01/01/2037	6,492	0.0
34,236	5.500%, 01/01/2037	34,375	0.0
52,382	5.500%, 02/01/2037	52,595	0.0
137,249	5.500%, 03/01/2037	136,755	0.0
5,983	5.500%, 04/01/2037	6,007	0.0
422	5.500%, 05/01/2037	423	0.0
1,206	5.500%, 05/01/2037	1,205	0.0
6,685	5.500%, 05/01/2037	6,712	0.0
12,328	5.500%, 05/01/2037	12,378	0.0
12,696	5.500%, 06/01/2037	12,748	0.0
28,494	5.500%, 06/01/2037	28,609	0.0
14,002	5.500%, 07/01/2037	13,962	0.0
7,755	5.500%, 08/01/2037	7,787	0.0
20,860	5.500%, 08/01/2037	20,944	0.0
22,694	5.500%, 08/01/2037	22,786	0.0
55,756	5.500%, 09/01/2037	55,982	0.0
374	5.500%, 11/01/2037	375	0.0
194,019	5.500%, 01/01/2038	194,807	0.0
372	5.500%, 02/01/2038	374	0.0
621	5.500%, 02/01/2038	624	0.0
3,475	5.500%, 03/01/2038	3,489	0.0
174,947	5.500%, 03/01/2038	175,658	0.0
241	5.500%, 04/01/2038	241	0.0
8,171	5.500%, 04/01/2038	8,176	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
26,666	5.500%, 04/01/2038	$26,774	0.0
1,502	5.500%, 05/01/2038	1,508	0.0
4,887	5.500%, 05/01/2038	4,912	0.0
49,341	5.500%, 05/01/2038	49,371	0.0
10,949	5.500%, 06/01/2038	10,993	0.0
43,898	5.500%, 06/01/2038	44,076	0.0
896,681	5.500%, 06/01/2038	900,321	0.1
204	5.500%, 07/01/2038	205	0.0
21,293	5.500%, 07/01/2038	21,379	0.0
24,217	5.500%, 07/01/2038	24,315	0.0
25,072	5.500%, 07/01/2038	25,174	0.0
5,709	5.500%, 08/01/2038	5,732	0.0
12,242	5.500%, 08/01/2038	12,292	0.0
35,044	5.500%, 08/01/2038	35,125	0.0
29,294	5.500%, 11/01/2038	29,440	0.0
98,450	5.500%, 11/01/2038	98,850	0.0
107	5.500%, 12/01/2038	107	0.0
17,347	5.500%, 12/01/2038	17,434	0.0
27,170	5.500%, 01/01/2039	27,281	0.0
52,432	5.500%, 01/01/2039	52,645	0.0
177,442	5.500%, 01/01/2039	178,163	0.0
10,192	5.500%, 03/01/2039	10,233	0.0
91,433	5.500%, 06/01/2039	91,804	0.0
161,788	5.500%, 06/01/2039	162,445	0.0
8,949	5.500%, 07/01/2041	8,985	0.0
177,216	5.500%, 09/01/2041	177,932	0.0
28,828	6.000%, 11/01/2028	29,180	0.0
176	6.000%, 04/01/2031	181	0.0
190	6.000%, 01/01/2032	192	0.0
409	6.000%, 11/01/2032	412	0.0
432	6.000%, 11/01/2032	434	0.0
23,071	6.000%, 01/01/2033	23,405	0.0
1,788	6.000%, 09/01/2033	1,825	0.0
305	6.000%, 01/01/2034	309	0.0
20,523	6.000%, 06/01/2035	20,766	0.0
3,084	6.000%, 07/01/2035	3,131	0.0
4,146	6.000%, 07/01/2035	4,189	0.0
5,031	6.000%, 07/01/2035	5,090	0.0
6,131	6.000%, 07/01/2035	6,257	0.0
324	6.000%, 10/01/2035	327	0.0
865	6.000%, 10/01/2035	872	0.0
27,202	6.000%, 11/01/2035	27,671	0.0
1,999	6.000%, 12/01/2035	2,017	0.0
23,501	6.000%, 12/01/2035	23,983	0.0
173,819	6.000%, 12/01/2035	175,359	0.0
3,691	6.000%, 01/01/2036	3,750	0.0
17,841	6.000%, 02/01/2036	18,233	0.0
26,549	6.000%, 02/01/2036	27,144	0.0
14,564	6.000%, 03/01/2036	14,841	0.0
17,522	6.000%, 03/01/2036	18,284	0.0
10,072	6.000%, 04/01/2036	10,303	0.0
21,580	6.000%, 04/01/2036	22,075	0.0
7,246	6.000%, 05/01/2036	7,328	0.0
304	6.000%, 06/01/2036	310	0.0
1,649	6.000%, 06/01/2036	1,670	0.0
1,098	6.000%, 07/01/2036	1,112	0.0
1,265	6.000%, 07/01/2036	1,274	0.0
9,998	6.000%, 07/01/2036	10,121	0.0
37,609	6.000%, 07/01/2036	38,397	0.0

See Accompanying Notes to Financial Statements

91

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,247	6.000%, 08/01/2036	$1,259	0.0
1,980	6.000%, 08/01/2036	2,026	0.0
10,206	6.000%, 08/01/2036	10,441	0.0
11,231	6.000%, 08/01/2036	11,399	0.0
100,280	6.000%, 08/01/2036	101,746	0.0
290,324	6.000%, 08/01/2036	294,724	0.0
71	6.000%, 09/01/2036	71	0.0
7,538	6.000%, 09/01/2036	7,711	0.0
7,909	6.000%, 09/01/2036	8,019	0.0
11,307	6.000%, 09/01/2036	11,446	0.0
12,931	6.000%, 09/01/2036	13,193	0.0
27,478	6.000%, 09/01/2036	28,084	0.0
51,117	6.000%, 09/01/2036	51,559	0.0
2,079	6.000%, 10/01/2036	2,096	0.0
7,113	6.000%, 10/01/2036	7,184	0.0
9,126	6.000%, 10/01/2036	9,332	0.0
17,639	6.000%, 10/01/2036	18,071	0.0
21,646	6.000%, 10/01/2036	22,145	0.0
21,986	6.000%, 10/01/2036	22,491	0.0
6,406	6.000%, 11/01/2036	6,500	0.0
13,858	6.000%, 11/01/2036	13,968	0.0
19,943	6.000%, 11/01/2036	20,401	0.0
1,270	6.000%, 12/01/2036	1,289	0.0
2,002	6.000%, 12/01/2036	2,048	0.0
2,983	6.000%, 12/01/2036	3,027	0.0
12,581	6.000%, 12/01/2036	12,730	0.0
21,961	6.000%, 12/01/2036	22,467	0.0
192	6.000%, 01/01/2037	194	0.0
341	6.000%, 01/01/2037	349	0.0
6,444	6.000%, 01/01/2037	6,592	0.0
9,723	6.000%, 01/01/2037	9,800	0.0
7,008	6.000%, 02/01/2037	7,114	0.0
8,439	6.000%, 02/01/2037	8,634	0.0
47,418	6.000%, 02/01/2037	48,509	0.0
339	6.000%, 03/01/2037	345	0.0
4,207	6.000%, 03/01/2037	4,253	0.0
4,286	6.000%, 03/01/2037	4,385	0.0
6,730	6.000%, 03/01/2037	6,803	0.0
9,637	6.000%, 03/01/2037	9,858	0.0
76,449	6.000%, 03/01/2037	78,358	0.0
596	6.000%, 04/01/2037	602	0.0
678	6.000%, 04/01/2037	685	0.0
1,119	6.000%, 04/01/2037	1,145	0.0
1,956	6.000%, 04/01/2037	1,988	0.0
3,894	6.000%, 04/01/2037	3,963	0.0
8,744	6.000%, 04/01/2037	8,945	0.0
11,257	6.000%, 04/01/2037	11,509	0.0
12,868	6.000%, 04/01/2037	13,065	0.0
14,041	6.000%, 04/01/2037	14,365	0.0
19,240	6.000%, 04/01/2037	19,436	0.0
25,261	6.000%, 04/01/2037	25,515	0.0
33,946	6.000%, 04/01/2037	34,785	0.0
61,266	6.000%, 04/01/2037	62,676	0.0
525	6.000%, 05/01/2037	533	0.0
4,475	6.000%, 05/01/2037	4,578	0.0
5,147	6.000%, 05/01/2037	5,207	0.0
6,794	6.000%, 05/01/2037	6,848	0.0
9,562	6.000%, 05/01/2037	9,782	0.0
9,891	6.000%, 05/01/2037	9,980	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,829	6.000%, 05/01/2037	$11,933	0.0
12,034	6.000%, 05/01/2037	12,139	0.0
18,671	6.000%, 05/01/2037	19,101	0.0
46,705	6.000%, 05/01/2037	47,780	0.0
3,189	6.000%, 06/01/2037	3,261	0.0
3,383	6.000%, 06/01/2037	3,427	0.0
3,721	6.000%, 06/01/2037	3,806	0.0
4,534	6.000%, 06/01/2037	4,570	0.0
22,042	6.000%, 06/01/2037	22,218	0.0
32,987	6.000%, 06/01/2037	33,747	0.0
2,141	6.000%, 07/01/2037	2,186	0.0
4,261	6.000%, 07/01/2037	4,359	0.0
4,547	6.000%, 07/01/2037	4,681	0.0
4,891	6.000%, 07/01/2037	4,930	0.0
5,303	6.000%, 07/01/2037	5,347	0.0
5,941	6.000%, 07/01/2037	6,019	0.0
11,836	6.000%, 07/01/2037	11,989	0.0
28,905	6.000%, 07/01/2037	29,328	0.0
30,171	6.000%, 07/01/2037	30,866	0.0
3,965	6.000%, 08/01/2037	4,057	0.0
5,327	6.000%, 08/01/2037	5,396	0.0
7,005	6.000%, 08/01/2037	7,078	0.0
8,036	6.000%, 08/01/2037	8,099	0.0
11,089	6.000%, 08/01/2037	11,344	0.0
15,681	6.000%, 08/01/2037	15,854	0.0
25,740	6.000%, 08/01/2037	26,333	0.0
32,162	6.000%, 08/01/2037	32,470	0.0
488	6.000%, 09/01/2037	496	0.0
1,302	6.000%, 09/01/2037	1,332	0.0
5,078	6.000%, 09/01/2037	5,131	0.0
8,745	6.000%, 09/01/2037	8,946	0.0
55,882	6.000%, 09/01/2037	57,169	0.0
139,087	6.000%, 09/01/2037	142,290	0.0
545	6.000%, 10/01/2037	553	0.0
18,650	6.000%, 10/01/2037	19,079	0.0
572	6.000%, 11/01/2037	585	0.0
20,279	6.000%, 11/01/2037	20,745	0.0
28,860	6.000%, 11/01/2037	29,522	0.0
779	6.000%, 12/01/2037	797	0.0
16,103	6.000%, 12/01/2037	16,474	0.0
31,867	6.000%, 12/01/2037	32,372	0.0
33,338	6.000%, 12/01/2037	34,105	0.0
15,120	6.000%, 02/01/2038	15,438	0.0
52,206	6.000%, 02/01/2038	52,874	0.0
71,758	6.000%, 02/01/2038	73,269	0.0
652	6.000%, 03/01/2038	661	0.0
3,572	6.000%, 03/01/2038	3,610	0.0
15,973	6.000%, 03/01/2038	16,340	0.0
1,913	6.000%, 05/01/2038	1,957	0.0
43,906	6.000%, 05/01/2038	44,917	0.0
6,391	6.000%, 06/01/2038	6,538	0.0
24,176	6.000%, 07/01/2038	24,733	0.0
61,798	6.000%, 07/01/2038	62,976	0.0
746	6.000%, 08/01/2038	763	0.0
3,017	6.000%, 09/01/2038	3,056	0.0
3,901	6.000%, 09/01/2038	3,990	0.0
13,416	6.000%, 09/01/2038	13,630	0.0
14,017	6.000%, 09/01/2038	14,312	0.0
329	6.000%, 10/01/2038	332	0.0

See Accompanying Notes to Financial Statements

92

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,118	6.000%, 10/01/2038	$1,144	0.0
7,396	6.000%, 10/01/2038	7,566	0.0
8,053	6.000%, 10/01/2038	8,238	0.0
10,809	6.000%, 10/01/2038	10,895	0.0
17,125	6.000%, 10/01/2038	17,520	0.0
409	6.000%, 11/01/2038	419	0.0
1,039	6.000%, 11/01/2038	1,050	0.0
80,552	6.000%, 11/01/2038	82,013	0.0
772	6.000%, 12/01/2038	783	0.0
10,873	6.000%, 12/01/2038	11,058	0.0
39,429	6.000%, 12/01/2038	40,337	0.0
768	6.000%, 10/01/2039	786	0.0
10,081	6.000%, 10/01/2039	10,313	0.0
228,856	6.000%, 02/01/2040	234,130	0.0
9,518	6.000%, 04/01/2040	9,737	0.0
69,941	6.000%, 09/01/2040	71,047	0.0
102,410	6.000%, 10/01/2040	104,769	0.0
149,198	6.000%, 05/01/2041	152,635	0.0
417	6.500%, 04/01/2027	425	0.0
204	6.500%, 02/01/2028	208	0.0
4,191	6.500%, 01/01/2032	4,268	0.0
4,045	6.500%, 04/01/2032	4,146	0.0
3,086	6.500%, 10/01/2032	3,160	0.0
10,246	6.500%, 10/01/2032	10,529	0.0
3,132	6.500%, 03/01/2038	3,284	0.0
51	7.000%, 08/01/2025	53	0.0
1,070	7.000%, 03/01/2026	1,100	0.0
315	7.000%, 12/01/2027	324	0.0
134,460	7.000%, 03/01/2038	138,360	0.0
385,263	7.000%, 04/01/2038	396,795	0.0
4,469	7.500%, 09/01/2031	4,552	0.0
		299,784,749	13.3
	Total U.S. Government Agency Obligations (Cost $479,701,742)	450,109,472	19.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.5%
642,117 (3)	Alternative Loan Trust 2005-53T2 2A6, 5.960%, (TSFR1M + 0.614%), 11/25/2035	345,491	0.0
940,259	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	647,348	0.0
1,053,367	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	859,355	0.0
183,383 (3)(6)	Alternative Loan Trust 2005-J3 2A2, 10.196%, (-1.000*TSFR1M + 4.886%), 05/25/2035	4,012	0.0
1,099,719	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	535,408	0.0
1,475,837 (3)	Alternative Loan Trust 2007-23CB A3, 5.960%, (TSFR1M + 0.614%), 09/25/2037	564,751	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
66,887	Banc of America Funding Trust 2007-8 4A1, 6.000%, 08/25/2037	$51,594	0.0
1,266,100 (1)(3)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	1,170,894	0.1
274,398 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 5.534%, 01/25/2036	251,201	0.0
181,408 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.310%, 05/25/2035	169,076	0.0
700,192 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.386%, 11/25/2036	378,431	0.0
831,114 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.652%, 11/25/2036	426,916	0.0
1,564 (3)	Bear Stearns ARM Trust 2005-12 13A1, 5.011%, 02/25/2036	1,151	0.0
59,423 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.159%, 01/26/2036	43,730	0.0
3,300,000 (1)(3)	Bellemeade RE Ltd. 2021-3A M1C, 6.885%, (SOFR30A + 1.550%), 09/25/2031	3,298,008	0.2
68,599 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.642%, 12/25/2035	62,857	0.0
1,034,230 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.712%, 11/25/2034	930,182	0.1
6,337 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 5.069%, 02/20/2035	6,310	0.0
10,805 (3)	CHL Mortgage Pass-Through Trust 2005-2 2A3, 6.140%, (TSFR1M + 0.794%), 03/25/2035	9,764	0.0
1,363,992 (1)(3)	CIM Trust 2020-J1 B3, 3.434%, 07/25/2050	1,115,496	0.1
417,491	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	366,901	0.0
16,179 (3)	Citigroup Mortgage Loan Trust 2005-3 2A2A, 5.731%, 08/25/2035	15,074	0.0
698,388	Citigroup Mortgage Loan Trust 2005-8 3A1, 5.500%, 09/25/2035	679,637	0.0

See Accompanying Notes to Financial Statements

93

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
622,771 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.560%, 09/25/2037	$551,578	0.0
472,111 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	449,604	0.0
163,425	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	144,672	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.100%, (SOFR30A + 3.764%), 02/25/2040	850,879	0.0
8,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.485%, (SOFR30A + 3.150%), 12/25/2041	8,907,009	0.4
77,876 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 6.146%, 07/19/2044	70,756	0.0
20,573 (1)(3)	Fannie Mae Connecticut Avenue Securities 2019-R01 2M2, 7.900%, (SOFR30A + 2.564%), 07/25/2031	20,574	0.0
2,700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.450%, (SOFR30A + 3.114%), 01/25/2040	2,782,062	0.1
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 8.435%, (SOFR30A + 3.100%), 10/25/2041	1,545,858	0.1
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 8.085%, (SOFR30A + 2.750%), 12/25/2041	1,532,908	0.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 10.935%, (SOFR30A + 5.600%), 07/25/2042	1,102,122	0.1
2,269,638 (6)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	451,750	0.0
187,500 (6)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	29,028	0.0
183,442 (6)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	26,696	0.0
1,953,909 (6)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	333,683	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
84,824	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	$84,874	0.0
4,762 (3)	Fannie Mae REMIC Trust 2002-21 FC, 6.350%, (SOFR30A + 1.014%), 04/25/2032	4,783	0.0
379,466 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	65,701	0.0
14,110 (3)	Fannie Mae REMIC Trust 2004-11 A, 5.558%, (SOFR30A + 0.234%), 03/25/2034	14,082	0.0
184,944	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	187,712	0.0
1,585,726 (3)(6)	Fannie Mae REMIC Trust 2005-66 SY, 1.250%, (-1.000*SOFR30A + 6.586%), 07/25/2035	125,628	0.0
116,833 (3)	Fannie Mae REMIC Trust 2005-74 DK, 2.201%, (-1.000*SOFR30A + 23.542%), 07/25/2035	110,756	0.0
1,845,966 (3)(6)	Fannie Mae REMIC Trust 2005-92 SC, 1.230%, (-1.000*SOFR30A + 6.566%), 10/25/2035	133,186	0.0
89,208	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	90,700	0.0
378,327 (3)	Fannie Mae REMIC Trust 2006-104 ES, 6.201%, (-1.000*SOFR30A + 32.878%), 11/25/2036	463,544	0.0
1,742,703 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 1.300%, (-1.000*SOFR30A + 6.636%), 10/25/2035	94,780	0.0
2,285,657 (3)(6)	Fannie Mae REMIC Trust 2006-120 QD, 9.896%, (-1.000*SOFR30A + 4.586%), 10/25/2036	30,768	0.0
1,089,868 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 1.290%, (-1.000*SOFR30A + 6.626%), 01/25/2037	92,673	0.0
1,214,583 (3)(6)	Fannie Mae REMIC Trust 2006-59 XS, 1.750%, (-1.000*SOFR30A + 7.086%), 07/25/2036	94,603	0.0

See Accompanying Notes to Financial Statements

94

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
92,654 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 1.250%, (-1.000*SOFR30A + 6.586%), 08/25/2026	$1,256	0.0
1,350,915 (3)(6)	Fannie Mae REMIC Trust 2007-53 SX, 0.650%, (-1.000*SOFR30A + 5.986%), 06/25/2037	92,239	0.0
290,151 (3)	Fannie Mae REMIC Trust 2007-73 A1, 6.087%, (SOFR30A + 0.174%), 07/25/2037	282,810	0.0
177,788 (3)	Fannie Mae REMIC Trust 2008-20 SP, 1.875%, (-1.000*SOFR30A + 15.214%), 03/25/2038	165,939	0.0
925,015	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	905,654	0.1
3,178,123 (3)(6)	Fannie Mae REMIC Trust 2010-102 SB, 1.150%, (-1.000*SOFR30A + 6.486%), 09/25/2040	299,912	0.0
3,653,578 (6)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	759,169	0.0
1,017,269 (3)(6)	Fannie Mae REMIC Trust 2010-116 SE, 1.150%, (-1.000*SOFR30A + 6.486%), 10/25/2040	79,590	0.0
2,714,753 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 0.620%, (-1.000*SOFR30A + 5.956%), 11/25/2040	155,576	0.0
8,128,580 (3)(6)	Fannie Mae REMIC Trust 2010-139 SA, 0.580%, (-1.000*SOFR30A + 5.916%), 12/25/2040	612,180	0.0
1,556,561 (3)(6)	Fannie Mae REMIC Trust 2010-55 AS, 0.970%, (-1.000*SOFR30A + 6.306%), 06/25/2040	121,124	0.0
3,037,219	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,044,321	0.1
236,462	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	235,898	0.0
469,628	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	462,380	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
42,643	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	$39,193	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	958,592	0.1
1,085,893 (3)(6)	Fannie Mae REMIC Trust 2011-149 ES, 0.550%, (-1.000*SOFR30A + 5.886%), 07/25/2041	26,448	0.0
808,096 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	78,119	0.0
9,945,667	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	9,546,506	0.4
275,582 (3)(6)	Fannie Mae REMIC Trust 2012-10 US, 1.000%, (-1.000*SOFR30A + 6.336%), 02/25/2042	27,586	0.0
43,691	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	43,038	0.0
608,974	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	543,160	0.0
3,790,673 (3)(6)	Fannie Mae REMIC Trust 2012-113 SG, 0.650%, (-1.000*SOFR30A + 5.986%), 10/25/2042	350,203	0.0
2,687,656 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 0.700%, (-1.000*SOFR30A + 6.036%), 11/25/2042	255,954	0.0
876,848 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	48,754	0.0
765,285 (3)	Fannie Mae REMIC Trust 2012-131 BS, 10.546%, (-1.000*SOFR30A + 5.263%), 12/25/2042	432,496	0.0
9,387,019 (3)(6)	Fannie Mae REMIC Trust 2012-134 SF, 0.700%, (-1.000*SOFR30A + 6.036%), 12/25/2042	842,690	0.0
4,287,382 (3)(6)	Fannie Mae REMIC Trust 2012-137 SN, 0.650%, (-1.000*SOFR30A + 5.986%), 12/25/2042	357,633	0.0
6,808,266 (3)(6)	Fannie Mae REMIC Trust 2012-19 S, 0.500%, (-1.000*SOFR30A + 5.836%), 03/25/2042	558,253	0.0

See Accompanying Notes to Financial Statements

95

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,108,188 (3)(6)	Fannie Mae REMIC Trust 2012-30 TS, 1.000%, (-1.000*SOFR30A + 6.336%), 04/25/2042	$313,831	0.0
675,683 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	93,466	0.0
3,565,415 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 0.750%, (-1.000*SOFR30A + 6.086%), 06/25/2033	190,282	0.0
4,008,717 (3)(6)	Fannie Mae REMIC Trust 2013-9 DS, 0.700%, (-1.000*SOFR30A + 6.036%), 02/25/2043	403,530	0.0
7,774,635 (3)(6)	Fannie Mae REMIC Trust 2013-9 SA, 0.700%, (-1.000*SOFR30A + 6.036%), 03/25/2042	291,169	0.0
9,416,072 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,882,634	0.1
12,067,844 (6)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	1,851,212	0.1
3,292,690 (3)(6)	Fannie Mae REMIC Trust 2016-54 SD, 0.550%, (-1.000*SOFR30A + 5.886%), 08/25/2046	348,656	0.0
5,184,693 (3)(6)	Fannie Mae REMIC Trust 2016-62 SC, 0.550%, (-1.000*SOFR30A + 5.886%), 09/25/2046	517,912	0.0
11,677,086 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 0.600%, (-1.000*SOFR30A + 5.936%), 11/25/2046	825,158	0.0
19,532,653 (3)(6)	Fannie Mae REMIC Trust 2016-88 CS, 0.600%, (-1.000*SOFR30A + 5.936%), 12/25/2046	1,341,868	0.1
204,911	Fannie Mae REMIC Trust 2016-88 EA, 3.500%, 01/25/2045	202,244	0.0
4,731,101 (3)(6)	Fannie Mae REMIC Trust 2016-93 SL, 1.200%, (-1.000*SOFR30A + 6.536%), 12/25/2046	297,062	0.0
6,684,147 (6)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	1,405,529	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,027,036	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	$894,363	0.1
3,311,082	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	3,018,668	0.1
178,635	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	155,661	0.0
2,861,417 (3)(6)	Fannie Mae REMIC Trust 2018-43 SE, 0.800%, (-1.000*SOFR30A + 6.136%), 09/25/2038	198,066	0.0
466,851	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	404,915	0.0
5,184,549 (3)(6)	Fannie Mae REMIC Trust 2019-18 SA, 0.600%, (-1.000*SOFR30A + 5.936%), 05/25/2049	380,550	0.0
4,422,899 (3)(6)	Fannie Mae REMIC Trust 2019-25 PS, 0.600%, (-1.000*SOFR30A + 5.936%), 06/25/2049	432,742	0.0
12,719,615 (3)(6)	Fannie Mae REMIC Trust 2019-33 PS, 0.600%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,294,736	0.1
10,417,231 (6)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,765,400	0.1
8,860,230 (3)(6)	Fannie Mae REMIC Trust 2020-94 SC, 0.500%, (-1.000*SOFR30A + 5.836%), 07/25/2050	921,941	0.1
11,890,665 (6)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,074,346	0.1
15,085,635 (6)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	3,554,256	0.2
16,404,954 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	3,533,685	0.2
99,372 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 5.261%, 03/25/2035	57,318	0.0
52,180 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 5.437%, 02/25/2036	48,198	0.0
18,229 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 6.231%, 08/25/2035	12,547	0.0

See Accompanying Notes to Financial Statements

96

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,235,969 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.939%, 03/25/2048	$1,106,991	0.1
1,730,357 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.939%, 03/25/2048	1,537,231	0.1
1,534,414 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.005%, 04/25/2048	1,363,549	0.1
58,740	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	58,784	0.0
58,363	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	58,138	0.0
36,357 (3)	Freddie Mac REMIC Trust 2411 FJ, 5.798%, (SOFR30A + 0.464%), 12/15/2029	36,205	0.0
36,435	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	36,331	0.0
54,069	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	54,849	0.0
101,415 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	16,159	0.0
2,076,814 (3)(6)	Freddie Mac REMIC Trust 2815 GS, 0.552%, (-1.000*SOFR30A + 5.886%), 03/15/2034	115,454	0.0
455,931	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	456,250	0.0
339,252	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	339,499	0.0
2,420,981 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 1.282%, (-1.000*SOFR30A + 6.616%), 10/15/2035	174,122	0.0
161,014 (3)	Freddie Mac REMIC Trust 3065 DC, 3.517%, (-1.000*SOFR30A + 19.517%), 03/15/2035	157,260	0.0
188,615 (3)(6)	Freddie Mac REMIC Trust 3102 IS, 4.592%, (-1.000*SOFR30A + 24.147%), 01/15/2036	37,121	0.0
761,888 (3)(6)	Freddie Mac REMIC Trust 3170 SA, 1.152%, (-1.000*SOFR30A + 6.486%), 09/15/2033	48,234	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
304,767 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 1.037%, (-1.000*SOFR30A + 6.371%), 06/15/2036	$17,204	0.0
3,836,910 (3)(6)	Freddie Mac REMIC Trust 3284 CI, 0.672%, (-1.000*SOFR30A + 6.006%), 03/15/2037	277,293	0.0
1,674,568 (3)(6)	Freddie Mac REMIC Trust 3311 IC, 0.962%, (-1.000*SOFR30A + 6.296%), 05/15/2037	144,174	0.0
3,690,144 (3)(6)	Freddie Mac REMIC Trust 3510 IC, 0.632%, (-1.000*SOFR30A + 5.966%), 08/15/2037	265,883	0.0
145,209 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 4.974%, 03/15/2033	142,691	0.0
22,913 (3)	Freddie Mac REMIC Trust 3556 NT, 8.548%, (SOFR30A + 3.214%), 03/15/2038	23,571	0.0
1,869,844 (3)(6)	Freddie Mac REMIC Trust 3575 ST, 1.152%, (-1.000*SOFR30A + 6.486%), 04/15/2039	184,858	0.0
3,018,616 (3)(6)	Freddie Mac REMIC Trust 3589 SB, 0.752%, (-1.000*SOFR30A + 6.086%), 10/15/2039	244,821	0.0
291,792 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	31,723	0.0
2,996,818	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,056,091	0.1
1,012,284	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	1,034,802	0.1
5,778,502 (3)(6)	Freddie Mac REMIC Trust 3702 SB, 9.696%, (-1.000*SOFR30A + 4.386%), 08/15/2040	167,636	0.0
611,127	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	581,639	0.0
1,979,299 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 1.102%, (-1.000*SOFR30A + 6.436%), 05/15/2041	179,992	0.0
825,342	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	805,468	0.0

See Accompanying Notes to Financial Statements

97

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
285,455 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 0.602%, (-1.000*SOFR30A + 5.936%), 07/15/2040	$5,037	0.0
824,035 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 0.602%, (-1.000*SOFR30A + 5.936%), 01/15/2041	8,728	0.0
5,701,406 (3)(6)	Freddie Mac REMIC Trust 3951 SN, 1.102%, (-1.000*SOFR30A + 6.436%), 11/15/2041	568,388	0.0
311,972	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	306,050	0.0
802,483	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	851,242	0.0
3,097,739 (3)(6)	Freddie Mac REMIC Trust 4059 SP, 1.102%, (-1.000*SOFR30A + 6.436%), 06/15/2042	320,576	0.0
3,237,033 (3)(6)	Freddie Mac REMIC Trust 4102 MS, 1.152%, (-1.000*SOFR30A + 6.486%), 09/15/2042	368,752	0.0
7,174,888 (3)(6)	Freddie Mac REMIC Trust 4139 CS, 0.702%, (-1.000*SOFR30A + 6.036%), 12/15/2042	712,674	0.0
4,051,119 (6)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	597,023	0.0
400,310 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	63,280	0.0
3,566,667	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,377,378	0.2
18,272,641	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	17,773,618	0.8
3,730,687 (3)(6)	Freddie Mac REMIC Trust 4313 SD, 0.702%, (-1.000*SOFR30A + 6.036%), 03/15/2044	250,210	0.0
5,816,753 (3)(6)	Freddie Mac REMIC Trust 4313 SE, 0.702%, (-1.000*SOFR30A + 6.036%), 03/15/2044	439,859	0.0
39,246 (6)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	180	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
566,455 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	$72,880	0.0
12,607,548	Freddie Mac REMIC Trust 4335 XZ, 4.250%, 05/15/2044	12,079,945	0.5
6,882,992	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	6,398,935	0.3
1,271,192 (3)(6)	Freddie Mac REMIC Trust 4346 ST, 0.752%, (-1.000*SOFR30A + 6.086%), 07/15/2039	29,702	0.0
7,345,449	Freddie Mac REMIC Trust 4348 ZX, 4.250%, 06/15/2044	6,970,480	0.3
1,856,726 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 0.652%, (-1.000*SOFR30A + 5.986%), 09/15/2044	157,111	0.0
1,723,385 (6)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	274,622	0.0
6,193,815 (3)(6)	Freddie Mac REMIC Trust 4675 KS, 0.552%, (-1.000*SOFR30A + 5.886%), 04/15/2047	608,439	0.0
3,575,188 (6)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	732,843	0.0
1,817,978	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,382,031	0.1
1,696,779	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,434,992	0.1
16,679,639	Freddie Mac REMIC Trust 4771 HZ, 3.500%, 03/15/2048	14,722,595	0.7
700,827	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	638,475	0.0
5,372,061 (3)(6)	Freddie Mac REMIC Trust 4845 S, 1.252%, (-1.000*SOFR30A + 6.586%), 12/15/2048	468,553	0.0
4,931,251 (3)(6)	Freddie Mac REMIC Trust 4892 ES, 0.700%, (-1.000*SOFR30A + 6.036%), 07/25/2045	488,030	0.0
13,884,380 (3)(6)	Freddie Mac REMIC Trust 4901 BS, 0.650%, (-1.000*SOFR30A + 5.986%), 07/25/2049	986,666	0.1

See Accompanying Notes to Financial Statements

98

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,259,001 (6)	Freddie Mac REMIC Trust 4953 AI, 4.000%, 02/25/2050	$443,579	0.0
4,749,584 (6)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	866,970	0.0
11,239,347 (3)(6)	Freddie Mac REMIC Trust 4995 SB, 0.650%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,235,851	0.1
3,905,409 (6)	Freddie Mac REMIC Trust 5015 EI, 4.500%, 09/25/2050	916,209	0.1
49,053,255 (6)	Freddie Mac REMIC Trust 5050 IM, 3.500%, 10/25/2050	9,649,065	0.4
32,935,861 (6)	Freddie Mac REMIC Trust 5072 IU, 2.500%, 02/25/2051	5,241,782	0.2
26,370,451 (6)	Freddie Mac REMIC Trust 5077 LI, 3.000%, 02/25/2051	4,290,612	0.2
15,088,977 (6)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,667,975	0.1
12,371,029 (6)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	2,248,182	0.1
21,771,608 (6)	Freddie Mac REMIC Trust 5171 DI, 3.000%, 12/25/2051	4,011,488	0.2
21,989,787 (6)	Freddie Mac REMIC Trust 5211 IH, 3.500%, 04/25/2052	3,699,199	0.2
2,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 8.735%, (SOFR30A + 3.400%), 10/25/2041	2,074,145	0.1
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 8.985%, (SOFR30A + 3.650%), 11/25/2041	1,044,777	0.1
2,550,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 7.435%, (SOFR30A + 2.100%), 09/25/2041	2,575,369	0.1
2,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.685%, (SOFR30A + 2.350%), 12/25/2041	2,433,268	0.1
2,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 7.835%, (SOFR30A + 2.500%), 01/25/2042	2,550,924	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,800,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 10.585%, (SOFR30A + 5.250%), 03/25/2042	$1,951,294	0.1
2,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA2 M2, 11.335%, (SOFR30A + 6.000%), 07/25/2042	2,224,117	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 10.685%, (SOFR30A + 5.350%), 08/25/2042	1,538,986	0.1
3,770,828 (6)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	615,100	0.0
7,505,465 (3)(6)	Freddie Mac Strips 268 S5, 0.552%, (-1.000*SOFR30A + 5.886%), 08/15/2042	684,063	0.0
4,584,212 (3)(6)	Freddie Mac Strips 311 S1, 0.502%, (-1.000*SOFR30A + 5.836%), 08/15/2043	410,278	0.0
271,973 (3)(6)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	48,431	0.0
7,572,674 (3)(6)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,082,398	0.1
6,464,924 (3)(6)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,061,720	0.1
2,436,956 (3)(6)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	397,986	0.0
5,275,902 (6)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	246,404	0.0
3,686,817 (6)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	261,193	0.0
4,694,012 (6)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	373,341	0.0
3,585,829 (6)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	217,903	0.0
5,647,468 (6)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	329,379	0.0
4,629,481 (6)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	266,082	0.0
5,276,095 (6)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	374,010	0.0
1,621,979	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,632,034	0.1

See Accompanying Notes to Financial Statements

99

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,338,473 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 6.353%, (12MTA + 1.200%), 10/25/2044	$1,211,312	0.1
283,297 (3)(6)	Ginnie Mae 2005-7 AH, 1.327%, (-1.000*TSFR1M + 6.656%), 02/16/2035	19,487	0.0
4,883,538 (3)(6)	Ginnie Mae 2007-35 KY, 1.007%, (-1.000*TSFR1M + 6.336%), 06/16/2037	408,611	0.0
162,643 (3)	Ginnie Mae 2007-8 SP, 4.367%, (-1.000*TSFR1M + 21.677%), 03/20/2037	181,982	0.0
991,662 (3)(6)	Ginnie Mae 2008-35 SN, 0.947%, (-1.000*TSFR1M + 6.286%), 04/20/2038	67,070	0.0
474,562 (3)(6)	Ginnie Mae 2008-40 PS, 1.057%, (-1.000*TSFR1M + 6.386%), 05/16/2038	29,568	0.0
4,232,323 (3)(6)	Ginnie Mae 2009-106 SU, 0.747%, (-1.000*TSFR1M + 6.086%), 05/20/2037	325,488	0.0
1,441,996 (3)(6)	Ginnie Mae 2009-25 KS, 0.747%, (-1.000*TSFR1M + 6.086%), 04/20/2039	125,538	0.0
704,854	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	689,014	0.0
757,251	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	739,137	0.0
7,448,151	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	7,579,809	0.3
631,921 (6)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	43,277	0.0
731,318 (3)(6)	Ginnie Mae 2010-116 NS, 1.207%, (-1.000*TSFR1M + 6.536%), 09/16/2040	46,425	0.0
2,668,135 (3)(6)	Ginnie Mae 2010-116 SK, 1.167%, (-1.000*TSFR1M + 6.506%), 08/20/2040	206,872	0.0
1,461,044 (3)(6)	Ginnie Mae 2010-149 HS, 0.657%, (-1.000*TSFR1M + 5.986%), 05/16/2040	12,967	0.0
811,235 (3)(6)	Ginnie Mae 2010-4 SP, 1.057%, (-1.000*TSFR1M + 6.386%), 01/16/2039	16,153	0.0
1,362,944	Ginnie Mae 2010-59 ZA, 4.500%, 05/20/2040	1,329,287	0.1
243,755 (6)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	9,084	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
934,697 (3)(6)	Ginnie Mae 2010-68 MS, 0.397%, (-1.000*TSFR1M + 5.736%), 06/20/2040	$68,795	0.0
2,215,398 (6)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	456,997	0.0
193,274 (6)	Ginnie Mae 2011-116 BI, 4.000%, 08/16/2026	2,832	0.0
2,228,836 (3)(6)	Ginnie Mae 2011-80 KS, 1.217%, (-1.000*TSFR1M + 6.556%), 06/20/2041	222,218	0.0
38,531 (6)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	2,171	0.0
4,286,619 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	662,504	0.0
4,243,369 (6)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	899,900	0.1
330,033	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	296,508	0.0
321,183	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	282,817	0.0
147,147	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	126,904	0.0
110,102	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	94,747	0.0
3,476,403	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	3,221,471	0.2
3,729,358 (3)(6)	Ginnie Mae 2014-3 SU, 0.597%, (-1.000*TSFR1M + 5.936%), 07/20/2039	282,268	0.0
4,762,618 (3)(6)	Ginnie Mae 2014-55 MS, 0.757%, (-1.000*TSFR1M + 6.086%), 04/16/2044	384,579	0.0
3,426,767 (3)(6)	Ginnie Mae 2014-56 SP, 0.757%, (-1.000*TSFR1M + 6.086%), 12/16/2039	202,823	0.0
4,216,781 (3)(6)	Ginnie Mae 2014-58 CS, 0.157%, (-1.000*TSFR1M + 5.486%), 04/16/2044	187,612	0.0
5,382,464 (6)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	962,374	0.1
2,122,076 (3)(6)	Ginnie Mae 2014-99 S, 0.147%, (-1.000*TSFR1M + 5.486%), 06/20/2044	161,420	0.0
1,040,769	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	936,920	0.1
1,215,293	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,093,745	0.1
23,712,640 (3)(6)	Ginnie Mae 2019-143 SC, 0.597%, (-1.000*TSFR1M + 5.936%), 04/20/2046	2,329,558	0.1
24,473,541 (6)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,871,298	0.2

See Accompanying Notes to Financial Statements

100

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,125,002 (6)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	$1,270,016	0.1
11,215,067 (6)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,591,832	0.1
151,680 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	139,149	0.0
879,117 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	873,561	0.0
1,331	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,321	0.0
30,690 (3)	HarborView Mortgage Loan Trust 2005-2 2A1A, 5.893%, (TSFR1M + 0.554%), 05/19/2035	28,531	0.0
67,009 (3)	HomeBanc Mortgage Trust 2004-1 2A, 6.320%, (TSFR1M + 0.974%), 08/25/2029	63,941	0.0
1,449,821 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.880%, (TSFR1M + 0.534%), 02/25/2046	991,500	0.1
1,104,420 (1)(3)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	1,083,899	0.1
3,404 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.643%, 02/25/2035	3,113	0.0
33,094 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 5.514%, 07/25/2035	32,117	0.0
909,885 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.778%, 12/25/2048	800,337	0.0
1,375,000 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.586%, 06/25/2048	1,205,760	0.1
1,374,934 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.586%, 06/25/2048	1,203,685	0.1
1,700,297 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.586%, 06/25/2048	1,492,070	0.1
1,807,582 (1)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.421%, 03/25/2050	1,513,634	0.1
1,304,522 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.501%, 03/25/2051	1,101,007	0.1
1,731,555 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.501%, 03/25/2051	1,468,299	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,416,016 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 1.160%, (-1.000*TSFR1M + 6.506%), 01/25/2037	$581,487	0.0
24,230 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 5.637%, 05/25/2033	23,009	0.0
10,442 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 5.960%, (TSFR1M + 0.614%), 11/25/2035	9,657	0.0
2,000,000 (3)	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 7.260%, (TSFR1M + 1.914%), 09/25/2035	1,999,787	0.1
2,369,351 (1)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B2, 7.199%, 03/25/2054	2,487,011	0.1
1,071,566 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,021,063	0.1
10,161 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	9,817	0.0
2,900,000 (1)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 8.685%, (SOFR30A + 3.350%), 04/25/2034	2,959,848	0.1
914,639,951 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	3,715,953	0.2
299,547	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	251,202	0.0
1,055	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,020	0.0
1,382,947	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,315,526	0.1
606,145	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	522,377	0.0
795,419	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	680,540	0.0
632,781	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	537,732	0.0

See Accompanying Notes to Financial Statements

101

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
640,485	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	$549,513	0.0
817,045	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	700,465	0.0
168,514	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	144,193	0.0
16,666 (3)	Sequoia Mortgage Trust 2003-4 2A1, 6.153%, (TSFR1M + 0.814%), 07/20/2033	16,042	0.0
8,200 (3)	Sequoia Mortgage Trust 2005-4 2A1, 6.597%, 04/20/2035	8,047	0.0
523,718 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.757%, 05/25/2045	439,528	0.0
774,636 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.725%, 07/25/2045	555,978	0.0
85,860 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	78,425	0.0
1,898,260 (1)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.315%, 04/25/2050	1,578,052	0.1
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	593,715	0.0
426,541 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.985%, 04/25/2035	380,390	0.0
22,938 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-17 3A1, 4.825%, 08/25/2035	19,259	0.0
60,101 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 5.953%, (TSFR1M + 0.614%), 07/19/2035	58,227	0.0
47,195 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 5.953%, (TSFR1M + 0.614%), 07/19/2035	43,930	0.0
99,520 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 5.404%, 10/25/2046	91,348	0.0
5,931,478 (1)(3)	Triangle Re Ltd. 2021-3 M1B, 8.235%, (SOFR30A + 2.900%), 02/25/2034	5,992,084	0.3

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,189,106 (1)(3)	Verus Securitization Trust 2021-4 A1, 0.938%, 07/25/2066	$964,851	0.1
2,944 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR2 A, 4.448%, (ECOFC + 1.250%), 02/27/2034	2,743	0.0
10,196 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR9 1A, 6.553%, (12MTA + 1.400%), 08/25/2042	9,552	0.0
15,458 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A, 6.100%, (TSFR1M + 0.754%), 01/25/2045	14,668	0.0
28,022,093 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	27,900	0.0
383,438 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.478%, 10/25/2036	337,909	0.0
353,505 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.796%, 10/25/2036	308,810	0.0
638,522 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.355%, 12/25/2036	541,646	0.0
186,011 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR7 3A, 6.201%, (12MTA + 1.048%), 07/25/2046	156,308	0.0
1,313,691 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR8 1A4, 4.394%, 08/25/2046	1,132,066	0.1
1,162,252 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY7 2A2, 3.973%, 07/25/2037	966,340	0.1
652,527 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 6.440%, (TSFR1M + 1.094%), 10/25/2045	612,201	0.0
1,119,189 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 5.660%, (TSFR1M + 0.314%), 12/25/2036	531,624	0.0

See Accompanying Notes to Financial Statements

102

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
121,887	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	$106,582	0.0
650,252 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.890%, (TSFR1M + 0.544%), 06/25/2037	527,283	0.0
42,613 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 6.154%, 05/25/2035	42,692	0.0
128,734 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.170%, 04/25/2036	119,502	0.0
518,718 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	463,379	0.0

	Total Collateralized Mortgage Obligations (Cost $348,838,618)	305,759,200	13.5

ASSET-BACKED SECURITIES: 12.1%
	Automobile Asset-Backed Securities: 0.3%
1,750,000 (1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	1,748,251	0.1
2,050,000	Exeter Automobile Receivables Trust 2024-1A B, 5.290%, 08/15/2028	2,041,499	0.1
312,783 (1)	GLS Auto Receivables Issuer Trust 2021-4A C, 1.940%, 10/15/2027	308,219	0.0
2,750,000 (1)	GM Financial Revolving Receivables Trust 2024-1 A, 4.980%, 12/11/2036	2,743,319	0.1
		6,841,288	0.3

	Home Equity Asset-Backed Securities: 0.0%
1,000,055 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	768,165	0.0
8,093 (3)	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 6.375%, (TSFR1M + 1.029%), 03/25/2035	8,079	0.0
39,110 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 4.284%, (TSFR1M + 0.994%), 08/25/2033	35,201	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
513,357 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$505,990	0.0
		1,317,435	0.0

	Other Asset-Backed Securities: 11.0%
2,000,000 (1)(3)	AGL CLO 12 Ltd. 2021-12A C, 7.436%, (TSFR3M + 2.112%), 07/20/2034	2,004,520	0.1
2,353,905 (1)(3)(6)(7)	American Homes 4 Rent Trust 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
5,670,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 6.679%, (TSFR3M + 1.350%), 04/15/2035	5,674,253	0.3
3,982,298 (1)(3)	Apidos Clo Xxv 2016-25A A1R2, 6.475%, (TSFR3M + 1.150%), 10/20/2031	3,984,086	0.2
4,000,000 (1)(3)	Apidos CLO XXXII 2019-32A A1R, 6.443%, (TSFR3M + 1.100%), 01/20/2033	4,003,000	0.2
2,000,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.793%, (TSFR1M + 1.464%), 11/15/2036	1,996,014	0.1
2,740,000 (1)(3)	ARES LII CLO Ltd. 2019-52A A1R, 6.636%, (TSFR3M + 1.312%), 04/22/2031	2,743,987	0.1
3,470,000 (1)(3)	Barings CLO Ltd. 2017-1A A2, 6.939%, (TSFR3M + 1.612%), 07/18/2029	3,475,909	0.2
4,393,000 (1)(3)	Barings CLO Ltd. 2018-3A A2, 6.886%, (TSFR3M + 1.562%), 07/20/2029	4,394,296	0.2
696,667 (1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	620,336	0.0
346,860 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.148%, 10/25/2036	343,877	0.0
5,300,000 (1)(3)	Benefit Street Partners CLO XIX Ltd. 2019-19A AR, 6.505%, (TSFR3M + 1.180%), 01/15/2033	5,299,316	0.2
1,950,000 (1)(3)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 7.040%, (TSFR3M + 1.712%), 10/15/2034	1,952,962	0.1

See Accompanying Notes to Financial Statements

103

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,280,074 (1)(3)	BlueMountain CLO Ltd. 2016-3A A1R2, 6.522%, (TSFR3M + 1.200%), 11/15/2030	$5,283,939	0.2
1,450,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.590%, (TSFR3M + 2.262%), 04/15/2034	1,440,278	0.1
5,000,000 (1)(3)	BlueMountain CLO XXXI Ltd. 2021-31A C, 7.588%, (TSFR3M + 2.262%), 04/19/2034	4,968,225	0.2
2,308,875 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	2,193,704	0.1
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 6.756%, (TSFR3M + 1.432%), 07/20/2034	3,491,134	0.2
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 7.586%, (TSFR3M + 2.262%), 07/20/2034	3,003,654	0.1
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 8.089%, (TSFR3M + 2.762%), 07/16/2032	1,738,784	0.1
1,082,752 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A1R2, 6.549%, (TSFR3M + 1.232%), 04/17/2031	1,083,429	0.0
2,400,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 6.709%, (TSFR3M + 1.392%), 04/17/2031	2,401,591	0.1
6,650,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 6.545%, (TSFR3M + 1.220%), 07/20/2032	6,662,768	0.3
5,500,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2016-1A BR2, 7.636%, (TSFR3M + 2.312%), 04/20/2034	5,508,943	0.2
3,250,000 (1)(3)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 7.588%, (TSFR3M + 2.262%), 07/23/2034	3,256,269	0.1
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 7.029%, (TSFR3M + 1.712%), 10/17/2034	3,004,071	0.1
28,520 (3)	Chase Funding Trust Series 2002-4 2A1, 6.200%, (TSFR1M + 0.854%), 10/25/2032	27,907	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
106,708 (3)	Chase Funding Trust Series 2003-5 2A2, 6.060%, (TSFR1M + 0.714%), 07/25/2033	$104,226	0.0
1,613,929 (1)(3)	CIFC Funding Ltd. 2018-2A A1, 6.626%, (TSFR3M + 1.302%), 04/20/2031	1,616,663	0.1
917,854 (1)	CLI Funding VIII LLC 2022-1A A, 2.720%, 01/18/2047	820,015	0.0
5,650,000 (1)(3)	Crestline Denali CLO XVII Ltd. 2018-1A ARR, 6.462%, (TSFR3M + 1.130%), 10/15/2031	5,651,424	0.2
904,875 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	858,951	0.0
476,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	461,464	0.0
288,000 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	263,069	0.0
1,326,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,291,671	0.1
918,123 (1)(3)	Dryden 38 Senior Loan Fund 2015-38A ARR, 6.479%, (TSFR3M + 1.150%), 07/15/2030	918,825	0.0
2,374,416 (1)(3)	FS Rialto 2021-FL3 A, 6.693%, (TSFR1M + 1.364%), 11/16/2036	2,364,258	0.1
5,110,000 (1)(3)	Galaxy XXVI CLO Ltd. 2018-26A AR, 6.497%, (TSFR3M + 1.170%), 11/22/2031	5,112,780	0.2
95,662 (3)	GSAMP Trust 2007-FM1 A2A, 5.530%, (TSFR1M + 0.184%), 12/25/2036	45,236	0.0
754,653 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	697,673	0.0
493,490 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 7.033%, (SOFR30A + 1.700%), 04/20/2037	494,065	0.0
10,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 6.836%, (TSFR3M + 1.512%), 01/20/2031	10,005,120	0.4
2,050,000 (1)(3)	LCM 30 Ltd. 30A AR, 6.666%, (TSFR3M + 1.342%), 04/20/2031	2,051,781	0.1
2,450,000 (1)(3)	LCM 30 Ltd. 30A CR, 7.586%, (TSFR3M + 2.262%), 04/20/2031	2,403,315	0.1

See Accompanying Notes to Financial Statements

104

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
57,732 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 6.020%, (TSFR1M + 0.674%), 10/25/2034	$55,381	0.0
2,090,000 (1)(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.588%, (TSFR3M + 2.262%), 04/19/2033	2,099,296	0.1
1,650,000 (1)(3)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 6.990%, (TSFR3M + 1.662%), 10/15/2032	1,650,835	0.1
3,480,387 (1)(3)	Magnetite XII Ltd. 2015-12A AR4, 6.479%, (TSFR3M + 1.150%), 10/15/2031	3,482,998	0.2
8,230,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1, 6.690%, (TSFR3M + 1.362%), 07/15/2034	8,234,930	0.4
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 6.896%, (TSFR1M + 1.564%), 10/16/2036	3,491,479	0.2
1,070,294 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	986,640	0.0
328,636 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	287,595	0.0
1,239,538 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	1,157,294	0.1
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A AR3, 6.733%, (TSFR3M + 1.400%), 07/22/2038	2,351,763	0.1
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A A1R, 6.626%, (TSFR3M + 1.302%), 07/20/2032	1,450,976	0.1
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, (TSFR3M + 1.400%), 07/20/2037	1,451,088	0.1
5,050,000 (1)(3)	OCP CLO Ltd. 2021-21A C, 7.486%, (TSFR3M + 2.162%), 07/20/2034	5,053,757	0.2
3,655,000 (1)(3)	Octagon Investment Partners 29 Ltd. 2016-1A A1R2, 6.741%, (TSFR3M + 1.420%), 07/18/2037	3,657,741	0.2
4,000,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.938%, (TSFR3M + 1.612%), 07/19/2030	4,002,164	0.2

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,500,000 (1)(3)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.489%, (TSFR3M + 2.162%), 01/18/2034	$1,501,271	0.1
1,800,000 (1)(3)	OHA Credit Funding 9 Ltd. 2021-9A C, 7.488%, (TSFR3M + 2.162%), 07/19/2035	1,803,065	0.1
4,000,000 (1)(3)	Palmer Square CLO Ltd. 2013-2A BR3, 7.429%, (TSFR3M + 2.112%), 10/17/2031	4,004,972	0.2
7,000,000 (1)(3)	Palmer Square CLO Ltd. 2021-2A C, 7.390%, (TSFR3M + 2.062%), 07/15/2034	7,008,043	0.3
2,000,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 6.990%, (TSFR3M + 1.662%), 01/15/2035	2,001,250	0.1
95,759 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.416%, 01/25/2036	94,445	0.0
2,450,000 (1)(3)	Rockland Park CLO Ltd. 2021-1A C, 7.486%, (TSFR3M + 2.162%), 04/20/2034	2,454,454	0.1
49,908 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 5.620%, (TSFR1M + 0.274%), 11/25/2036	13,022	0.0
1,490,583 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,417,540	0.1
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.885%, (TSFR3M + 2.562%), 04/25/2034	2,602,340	0.1
2,800,000 (1)(3)	Sound Point CLO XXVI Ltd. 2020-1A C1R, 7.786%, (TSFR3M + 2.462%), 07/20/2034	2,802,433	0.1
7,210,000 (1)(3)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 6.604%, (TSFR3M + 1.280%), 01/25/2032	7,221,226	0.3
1,733,051 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,630,478	0.1
4,270,000 (1)(3)	Symphony CLO XVI Ltd. 2015-16A ARR, 6.523%, (TSFR3M + 1.200%), 10/15/2031	4,273,954	0.2
4,810,000 (1)(3)	Symphony CLO XX Ltd. 2018-20A AR2, 6.437%, (TSFR3M + 1.100%), 01/16/2032	4,813,608	0.2

See Accompanying Notes to Financial Statements

105

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
8,200,000 (1)(3)	Symphony CLO XXV Ltd. 2021-25A C, 7.638%, (TSFR3M + 2.312%), 04/19/2034	$8,221,279	0.4
2,210,625 (1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	1,814,681	0.1
6,000,000 (1)(3)	TCW CLO Ltd. 2020-1A CRR, 7.636%, (TSFR3M + 2.312%), 04/20/2034	6,011,268	0.3
7,100,000 (1)(3)	TCW CLO Ltd. 2023-1A C, 8.825%, (TSFR3M + 3.500%), 04/28/2036	7,151,177	0.3
7,000,000 (1)(3)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.090%, (TSFR3M + 2.762%), 04/15/2035	7,011,508	0.3
7,210,000 (1)(3)	TIAA CLO I Ltd. 2016-1A ARR, 6.575%, (TSFR3M + 1.250%), 07/20/2031	7,218,760	0.3
7,000,000 (1)(3)	Trinitas Clo VII Ltd. 2017-7A A1R, 6.785%, (TSFR3M + 1.462%), 01/25/2035	7,002,723	0.3
1,013,250 (1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	892,602	0.0
60,062	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	59,271	0.0
3,980,000 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 6.590%, (TSFR3M + 1.250%), 07/15/2032	3,981,309	0.2
		248,138,404	11.0

	Student Loan Asset-Backed Securities: 0.8%
338,457 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	313,218	0.0
294,071 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	258,399	0.0
242,901 (1)	Commonbond Student Loan Trust-GS 2018-AGS A1, 3.210%, 02/25/2044	224,309	0.0
1,505,851 (1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,436,946	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,350,659	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,500,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	$1,433,184	0.1
567,963 (1)	SMB Private Education Loan Trust 2019-B A2A, 2.840%, 06/15/2037	541,988	0.0
1,951,531 (1)	SMB Private Education Loan Trust 2024-A A1A, 5.240%, 03/15/2056	1,946,468	0.1
554,957 (1)	SMB Private Education Loan Trust-A 2020-PTA A2A, 1.600%, 09/15/2054	506,210	0.0
2,200,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	2,014,667	0.1
2,100,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,917,697	0.1
5,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	4,590,104	0.2
372,825 (1)	Sofi Professional Loan Program Trust 2018-C A2FX, 3.590%, 01/25/2048	362,854	0.0
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	914,448	0.0
		17,811,151	0.8
	Total Asset-Backed Securities (Cost $276,329,784)	274,108,278	12.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.2%
1,971,929 (1)(3)	AREIT LLC 2023-CRE8 A, 7.441%, (TSFR1M + 2.112%), 08/17/2041	1,979,917	0.1
11,828,490 (3)(6)	BANK 2019-BN16 XA, 1.096%, 02/15/2052	403,882	0.0
50,003,861 (3)(6)	BANK 2019-BN19 XA, 1.072%, 08/15/2061	1,850,648	0.1
450,000	BANK5 Trust 2024-5YR6 A3, 6.225%, 05/15/2057	465,409	0.0
22,800,000 (1)(3)(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	122,519	0.0
26,514,393 (3)(6)	Benchmark Mortgage Trust 2019-B12 XA, 1.160%, 08/15/2052	1,058,537	0.0
18,626,398 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.181%, 03/15/2052	664,910	0.0

See Accompanying Notes to Financial Statements

106

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,700,000 (1)(3)	BIG Commercial Mortgage Trust 2022-BIG B, 7.070%, (TSFR1M + 1.741%), 02/15/2039	$1,678,539	0.1
2,500,000 (1)(3)	BLP Commercial Mortgage Trust 2024-IND2 C, 7.220%, (TSFR1M + 1.891%), 03/15/2041	2,486,418	0.1
3,537,000 (1)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,587,991	0.1
1,348,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.445%, 05/25/2052	1,037,829	0.0
1,000,000 (1)(3)	BOCA Commercial Mortgage Trust 2022-BOCA A, 7.098%, (TSFR1M + 1.770%), 05/15/2039	1,000,233	0.0
383,131 (1)(3)	BX 2021-MFM1 D, 6.943%, (TSFR1M + 1.614%), 01/15/2034	377,511	0.0
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 7.614%, (TSFR1M + 2.285%), 10/15/2036	2,884,311	0.1
1,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 6.870%, (TSFR1M + 1.541%), 05/15/2034	1,002,219	0.0
1,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 6.970%, (TSFR1M + 1.641%), 05/15/2041	999,276	0.0
2,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-MF D, 8.019%, (TSFR1M + 2.690%), 02/15/2039	1,988,001	0.1
2,397,456 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 7.270%, (TSFR1M + 1.941%), 03/15/2041	2,381,654	0.1
1,000,000 (1)(3)	BX Trust 2023-DELC A, 8.019%, (TSFR1M + 2.690%), 05/15/2038	1,004,701	0.0
1,500,000 (1)(3)	BX Trust 2024-BIO B, 7.270%, (TSFR1M + 1.941%), 02/15/2041	1,494,632	0.1
16,048,983 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.478%, 08/10/2049	284,542	0.0
1,500,000	CD Mortgage Trust 2018-CD7 A4, 4.279%, 08/15/2051	1,433,501	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
33,604,701 (3)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.006%, 09/15/2050	$733,278	0.0
46,045,168 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.826%, 06/10/2051	1,029,897	0.0
1,000,000 (3)	Citigroup Commercial Mortgage Trust 2020-GC46 B, 3.150%, 02/15/2053	842,081	0.0
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 10/12/2040	1,623,954	0.1
65,166,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	580,883	0.0
1,500,000 (3)	COMM Mortgage Trust 2015-CR27 B, 4.485%, 10/10/2048	1,412,659	0.1
65,407,625 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.779%, 02/10/2049	480,321	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,352,454	0.1
3,906,000 (1)(3)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	3,719,555	0.2
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 5.041%, 11/15/2051	448,848	0.0
2,000,000 (1)(3)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	2,004,155	0.1
10,157,286	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	1,331,277	0.1
2,300,000 (1)(8)	FREMF Mortgage Trust 2019-KG01 C, 0.000%, 05/25/2029	1,468,639	0.1
65,784,980 (1)(6)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	155,601	0.0
7,380,000 (1)(6)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	26,188	0.0
4,158,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	3,298,944	0.1
4,451,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.000%, 11/27/2050	3,652,457	0.2
2,598,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,819,054	0.1

See Accompanying Notes to Financial Statements

107

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,723,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	$1,686,542	0.1
1,756,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,618,055	0.1
1,724,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	1,675,954	0.1
1,388,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	1,341,672	0.1
1,755,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,596,186	0.1
2,845,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.393%, 09/27/2051	2,246,183	0.1
2,164,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	2,060,704	0.1
2,631,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	2,487,999	0.1
1,140,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.007%, 09/27/2051	1,045,362	0.0
1,817,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	1,214,829	0.1
2,163,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	2,048,284	0.1
2,140,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	1,898,386	0.1
2,500,000 (1)(3)	Great Wolf Trust 2024-WOLF D, 8.219%, (TSFR1M + 2.890%), 03/15/2039	2,506,964	0.1
8,996,146 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.871%, 06/10/2047	7,276	0.0
98,184,660 (3)(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.933%, 09/10/2052	3,422,418	0.2
2,000,000 (1)(3)	HILT COMMERCIAL MORTGAGE TRUST 2024-ORL A, 6.870%, (TSFR1M + 1.541%), 05/15/2037	1,998,354	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,745,625 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.706%, 12/15/2049	$377,872	0.0
2,000,000 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C25 B, 4.347%, 11/15/2047	1,830,196	0.1
1,735,095 (3)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.048%, 10/15/2048	5,308	0.0
3,000,000 (3)	JPMBB Commercial Mortgage Securities Trust 2015-C29 C, 4.326%, 05/15/2048	2,760,056	0.1
688,079 (1)(3)	Life Mortgage Trust 2021-BMR F, 7.793%, (TSFR1M + 2.464%), 03/15/2038	660,978	0.0
5,000,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 6.624%, (TSFR1M + 1.295%), 05/15/2039	4,917,239	0.2
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 6.920%, (TSFR1M + 1.592%), 05/15/2041	1,244,460	0.1
1,377,390 (1)(3)	Med Trust 2021-MDLN D, 7.443%, (TSFR1M + 2.114%), 11/15/2038	1,378,120	0.1
5,000,000 (1)(3)	MF1 LLC 2024-FL14 A, 7.076%, (TSFR1M + 1.737%), 03/19/2039	5,015,507	0.2
4,850,000 (1)(3)	PFP Ltd. 2023-10 A, 7.694%, (TSFR1M + 2.365%), 09/16/2038	4,880,509	0.2
1,350,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	1,174,212	0.1
1,140,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	995,476	0.0
420,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	357,784	0.0
530,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	420,608	0.0
2,370,000 (1)(3)	SMRT 2022-MINI D, 7.279%, (TSFR1M + 1.950%), 01/15/2039	2,326,277	0.1
20,928,070 (3)(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.152%, 12/15/2047	38,203	0.0

See Accompanying Notes to Financial Statements

108

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,164,694	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	$1,137,435	0.1
2,500,000	Wells Fargo Commercial Mortgage Trust 2019-C49 B, 4.546%, 03/15/2052	2,343,709	0.1
24,550,207 (3)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.644%, 04/15/2054	1,703,561	0.1

	Total Commercial Mortgage-Backed Securities (Cost $117,149,930)	117,590,103	5.2

U.S. TREASURY OBLIGATIONS: 3.4%
	United States Treasury Bonds: 1.5%
17,000	1.250%, 05/15/2050	8,429	0.0
920,000	1.375%, 11/15/2040	580,858	0.0
77,000	1.625%, 11/15/2050	42,171	0.0
100	2.000%, 11/15/2041	69	0.0
3,046,300	2.875%, 05/15/2052	2,233,200	0.1
4,011,100	3.250%, 05/15/2042	3,336,655	0.1
16,090,100	4.250%, 02/15/2054	15,324,563	0.7
12,680,600 (2)	4.625%, 05/15/2044	12,658,805	0.6
		34,184,750	1.5
	United States Treasury Notes: 1.9%
170,000	0.875%, 06/30/2026	157,728	0.0
1,757,900	1.250%, 11/30/2026	1,623,757	0.1
8,250,800	1.250%, 09/30/2028	7,251,680	0.3
139,400	1.500%, 01/31/2027	129,029	0.0
1,600,500	1.500%, 11/30/2028	1,416,630	0.1
54,300	2.750%, 04/30/2027	51,740	0.0
1,315,300	2.750%, 08/15/2032	1,170,643	0.1
17,000,000	4.250%, 06/30/2029	16,930,274	0.7
4,318,400	4.375%, 05/15/2034	4,320,087	0.2
156,800 (2)	4.500%, 05/31/2029	157,890	0.0
10,083,000	4.625%, 06/15/2027	10,112,540	0.4
404,000	4.875%, 05/31/2026	404,852	0.0
		43,726,850	1.9

	Total U.S. Treasury Obligations (Cost $80,217,417)	77,911,600	3.4
MUNICIPAL BONDS: 0.1%
	California: 0.1%
500,000	California State University, 6.434%, 11/01/2030	522,757	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	217,899	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	354,824	0.0
Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	California: (continued)
200,000	Regents of the University of California Medical Center Pooled Revenue H, 6.398%, 05/15/2031	$207,909	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	329,726	0.0
		1,633,115	0.1
	Total Municipal Bonds (Cost $1,500,000)	1,633,115	0.1

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 14.1%
	Affiliated Investment Companies: 14.1%
6,042,196	Voya VACS Series EMCD Fund	51,781,616	2.3
9,498,587	Voya VACS Series EMHCD Fund	98,880,294	4.4
6,720,627	Voya VACS Series HYB Fund	68,415,985	3.0
9,494,347	Voya VACS Series SC Fund	98,931,095	4.4
		318,008,990	14.1
	Total Mutual Funds (Cost $314,701,820)	318,008,990	14.1

PURCHASED OPTIONS(9): 0.0%
	Total Purchased Options (Cost $891,683)	514,907	0.0
	Total Long-Term Investments (Cost $2,232,562,560)	2,147,465,857	94.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
	Commercial Paper: 5.1%
18,000,000	Barton Capital, 16.010%, 07/01/2024	17,991,999	0.8
40,000,000	Concord Minutemen Capital Co. LLC, 10.900%, 07/02/2024	39,976,197	1.8
22,700,000	Duke Energy Co., 16.550%, 07/01/2024	22,689,739	1.0
20,000,000	Johnson Controls International plc, 16.430%, 07/01/2024	19,991,026	0.9
13,425,000	Jupiter Securitization, 15.850%, 07/01/2024	13,419,093	0.6
	Total Commercial Paper (Cost $114,119,053)	114,068,054	5.1

See Accompanying Notes to Financial Statements

109

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.0%
7,285,305 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $7,288,556, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,431,011, due 08/08/24-04/20/74)	$7,285,305	0.3
1,813,013 (10)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,813,822, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,849,273, due 04/30/27-04/20/72)	1,813,013	0.1
7,285,305 (10)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $7,288,562, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $7,431,013, due 01/15/25-11/01/53)	7,285,305	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,000,000 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $7,003,136, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $7,126,348, due 10/15/25-02/15/53)	$7,000,000	0.3
	Total Repurchase Agreements (Cost $23,383,623)	23,383,623	1.0

	Time Deposits: 0.3%
740,000 (10)	BNP Paribas SA, 5.290%, 07/01/2024	740,000	0.1
740,000 (10)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024	740,000	0.1
740,000 (10)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024	740,000	0.1
690,000 (10)	DZ Bank AG, 5.300%, 07/01/2024	690,000	0.0
720,000 (10)	HSBC Bank PLC, 5.380%, 07/01/2024	720,000	0.0
630,000 (10)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024	630,000	0.0
710,000 (10)	Mizuho Bank Ltd., 5.320%, 07/01/2024	710,000	0.0
740,000 (10)	Royal Bank of Canada, 5.320%, 07/01/2024	740,000	0.0
720,000 (10)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024	720,000	0.0
670,000 (10)	Svenska Handelsbanken AB, 5.310%, 07/01/2024	670,000	0.0
	Total Time Deposits (Cost $7,100,000)	7,100,000	0.3

See Accompanying Notes to Financial Statements

110

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
5,123,000 (11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $5,123,000)	$5,123,000	0.2
	Total Short-Term Investments (Cost $149,725,676)	$149,674,677	6.6
	Total Investments in Securities (Cost $2,382,288,236)	$2,297,140,534	101.5
	Liabilities in Excess of Other Assets	(35,324,958)	(1.5)
	Net Assets	$2,261,815,576	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of June 30, 2024.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

111

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$601,830,192	$—	$601,830,192
U.S. Government Agency Obligations	—	450,109,472	—	450,109,472
Mutual Funds	318,008,990	—	—	318,008,990
Collateralized Mortgage Obligations	—	305,759,200	—	305,759,200
Asset-Backed Securities	—	274,108,278	—	274,108,278
Commercial Mortgage-Backed Securities	—	117,590,103	—	117,590,103
U.S. Treasury Obligations	—	77,911,600	—	77,911,600
Municipal Bonds	—	1,633,115	—	1,633,115
Purchased Options	42,891	472,016	—	514,907
Short-Term Investments	5,123,000	144,551,677	—	149,674,677
Total Investments, at fair value	$323,174,881	$1,973,965,653	$—	$2,297,140,534
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	1,672,826	—	1,672,826
Centrally Cleared Interest Rate Swaps	—	160,053	—	160,053
Forward Foreign Currency Contracts	—	1,492	—	1,492
Forward Premium Swaptions	—	1,243,795	—	1,243,795
Futures	797,878	—	—	797,878
Total Assets	$323,972,759	$1,977,043,819	$—	$2,301,016,578
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(1,444,293)	$—	$(1,444,293)
Centrally Cleared Interest Rate Swaps	—	(392,257)	—	(392,257)
Forward Foreign Currency Contracts	—	(6,385)	—	(6,385)
Forward Premium Swaptions	—	(77,481)	—	(77,481)
Futures	(541,210)	—	—	(541,210)
OTC volatility swaps	—	(196,679)	—	(196,679)
Written Options	(94,719)	(844,378)	—	(939,097)
Total Liabilities	$(635,929)	$(2,961,473)	$—	$(3,597,402)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	6/30/2024	Income	(Losses)	Distributions
Voya VACS Series EMCD Fund	$50,025,107	$1,515,098	$—	$241,411	$51,781,616	$1,546,978	$—	$—
Voya VACS Series EMHCD Fund	95,931,889	3,118,346	—	(169,941)	98,880,294	3,142,185	—	—
Voya VACS Series HYB Fund	71,503,754	2,750,182	(4,916,415)	(921,536)	68,415,985	2,750,375	83,581	—
Voya VACS Series SC Fund	121,814,000	—	(24,131,800)	1,248,895	98,931,095	2,761,127	868,186	—
	$339,274,750	$7,383,626	$(29,048,215)	$398,829	$318,008,990	$10,200,665	$951,767	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

112

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	500,516	EUR	465,262	Morgan Stanley Capital Services LLC	08/02/24	$1,492
EUR	465,262	USD	505,329	Morgan Stanley Capital Services LLC	08/02/24	(6,305)
EUR	38,090	USD	40,934	UBS AG	08/02/24	(80)
						$(4,893)

At June 30, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	737	09/30/24	$150,509,219	$(165,359)
U.S. Treasury 5-Year Note	18	09/30/24	1,918,406	(1,241)
U.S. Treasury 10-Year Note	625	09/19/24	68,740,234	(374,610)
U.S. Treasury Long Bond	389	09/19/24	46,023,563	233,957
U.S. Treasury Ultra Long Bond	1,075	09/19/24	134,744,531	543,782
			$401,935,953	$236,529
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(239)	09/19/24	(27,133,969)	20,139
			$(27,133,969)	$20,139

At June 30, 2024, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index Series 33, Version 14	Buy	(5.000)	12/20/24	USD	27,668,610	$(498,652)	$1,672,826
CDX North American High Yield Index Series 40, Version 2	Buy	(5.000)	06/20/28	USD	45,540,000	(2,856,534)	(1,444,293)
						$(3,355,186)	$228,533

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.990%	Monthly	06/25/27	MXN	93,057,000	$12,146	$12,146
Pay	28-day MXN TIIE-BANXICO	Monthly	9.000	Monthly	08/14/28	MXN	144,762,000	(176,139)	(176,139)
Pay	28-day MXN TIIE-BANXICO	Monthly	8.860	Monthly	08/09/28	MXN	146,106,000	(216,118)	(216,118)
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	116,682,600	147,907	147,907
								$(232,204)	$(232,204)

See Accompanying Notes to Financial Statements

113

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC volatility swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.187%	BNP Paribas	09/13/24	USD	46,000	$(20,129)	$(20,129)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	BNP Paribas	10/10/24	USD	31,000	(22,123)	(22,123)
Receive	GBP vs. USD Spot Exchange Rate	6.625%	BNP Paribas	09/17/24	USD	23,000	(11,594)	(11,594)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	Deutsche Bank AG	09/13/24	USD	46,000	(20,721)	(20,721)
Receive	GBP vs. USD Spot Exchange Rate	6.600%	Deutsche Bank AG	09/17/24	USD	23,000	(11,026)	(11,026)
Receive	USD vs. CAD Spot Exchange Rate	5.250%	Goldman Sachs International	09/19/24	USD	46,000	(19,773)	(19,773)
Receive	GBP vs. USD Spot Exchange Rate	6.525%	Goldman Sachs International	09/17/24	USD	23,000	(9,322)	(9,322)
Receive	GBP vs. USD Spot Exchange Rate	6.675%	Goldman Sachs International	09/19/24	USD	93,000	(47,083)	(47,083)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	Standard Chartered Bank	10/10/24	USD	31,000	(22,124)	(22,124)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	UBS AG	10/03/24	USD	47,000	(12,784)	(12,784)
							$(196,679)	$(196,679)

(1)       Payments made at maturity date.

At June 30, 2024, the following purchased exchange-traded options were outstanding for Voya Intermediate Bond Portfolio:

		Expiration	Exercise	Number of
Description	Put/Call	Date	Price	Contracts	Notional Amount		Cost	Fair Value
3-Month Euribor	Put	12/16/24	96.38 EUR	267	EUR	64,537,237	$36,510	$21,445
3-Month Euribor	Call	12/16/24	97.38 EUR	267	EUR	64,537,238	72,666	21,446
							$109,176	$42,891

At June 30, 2024, the following exchange-traded written options were outstanding for Voya Intermediate Bond Portfolio:

		Expiration	Exercise	Number of	Notional		Premiums
Description	Put/Call	Date	Price	Contracts	Amount		Received	Fair Value
3-Month Euribor	Put	12/16/24	96.63 EUR	267	EUR	64,537,237	$71,961	$(80,422)
3-Month Euribor	Call	12/16/24	97.63 EUR	267	EUR	64,537,238	43,035	(14,297)
							$114,996	$(94,719)

At June 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	6,000,500	$297,625	$800
						$297,625	$800

At June 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.630%	1-day Secured Overnight Financing Rate	08/26/24	USD	24,536,000	$143,290	$126,044
Put on 10-Year Interest Rate Swap(2)	Mizuho Capital Markets LLC	Pay	4.130%	1-day Secured Overnight Financing Rate	08/26/24	USD	24,536,000	147,216	142,970
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.100%	6-month EUR-EURIBOR	12/20/24	EUR	61,340,000	194,376	202,202
								$484,882	$471,216

See Accompanying Notes to Financial Statements

114

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Mizuho Capital Markets LLC	Pay	3.880%	1-day Secured Overnight Financing Rate	08/26/24	USD	24,536,000	$331,236	$(304,668)
Put on 10-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.880%	1-day Secured Overnight Financing Rate	08/26/24	USD	24,536,000	331,236	(335,910)
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.280%	6-month EUR-EURIBOR	12/20/24	EUR	61,340,000	120,828	(126,082)
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.453%	6-month EUR-EURIBOR	12/20/24	EUR	61,340,000	73,548	(77,718)
								$856,848	$(844,378)

At June 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration (4)	(Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	12,484,500	$(2,184,788)	$317,451
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	505,529
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	420,815
								$(9,390,078)	$1,243,795

At June 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/		Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)		Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration	(4)	(Depreciation)
Put on 5-Year Interest Rate Swap	UBS AG	3.000%	Receive	6-month EUR-EURIBOR	04/09/29	EUR	18,752,000	$512,103		$(77,481)
								$512,103		$(77,481)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

See Accompanying Notes to Financial Statements

115

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$800
Interest rate contracts	Investments in securities at value*	514,107
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,492
Interest rate contracts	Unrealized appreciation on forward premium swaptions	1,243,795
Interest rate contracts	Variation margin receivable on futures contracts**	797,878
Credit contracts	Variation margin receivable on centrally cleared swaps**	1,672,826
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	160,053
Total Asset Derivatives		$4,390,951
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,385
Interest rate contracts	Unrealized depreciation on forward premium swaptions	77,481
Interest rate contracts	Variation margin payable on futures contracts**	541,210
Credit contracts	Variation margin payable on centrally cleared swaps**	1,444,293
Interest rate contracts	Variation margin payable on centrally cleared swaps**	392,257
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	196,679
Interest rate contracts	Written options, at fair value	939,097
Total Liability Derivatives		$3,597,402

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(1,850,551)	$—	$(1,850,551)
Equity contracts	—	—	(120,945)	—	—	(120,945)
Foreign exchange contracts	—	(15,109)	—	—	—	(15,109)
Interest rate contracts	(727,907)	—	200,744	(2,696,896)	2,106,478	(1,117,581)
Total	$(727,907)	$(15,109)	$79,799	$(4,547,447)	$2,106,478	$(3,104,186)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$383,282	$—	$383,282
Foreign exchange contracts	(18,812)	(14,687)	—	(196,679)	—	(230,177)
Interest rate contracts	1,639,508	—	(7,249,602)	(6,483)	180,985	(5,435,592)
Total	$1,620,696	$(14,687)	$(7,249,602)	$180,120	$180,985	$(5,282,487)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

116

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

						Morgan
				Goldman	Mizuho	Stanley	Standard
	Barclays Bank		Deutsche	Sachs	Capital	Capital	Chartered
	PLC	BNP Paribas	Bank AG	International	Markets LLC	Services LLC	Bank	UBS AG	Total
Assets:
Purchased options	$—	$800	$—	$202,202	$269,014	$—	$—	$—	$472,016
Forward foreign currency contracts	—	—	—	—	—	1,492	—	—	1,492
Forward premium swaptions	1,243,795	—	—	—	—	—	—	—	1,243,795
Total Assets	$1,243,795	$800	$—	$202,202	$269,014	$1,492	$—	$—	$1,717,303
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$—	$—	$6,305	$—	$80	$6,385
Forward premium swaptions	—	—	—	—	—	—	—	77,481	77,481
Volatility Swaps	—	53,846	31,747	76,178	—	—	22,124	12,784	196,679
Written options	—	—	—	203,800	640,578	—	—	—	844,378
Total Liabilities	$—	$53,846	$31,747	$279,978	$640,578	$6,305	$22,124	$90,345	$1,124,923
Net OTC derivative instruments by counterparty, at fair value	$1,243,795	$(53,046)	$(31,747)	$(77,776)	$(371,564)	$(4,813)	$(22,124)	$(90,345)	$592,380
Total collateral pledged by the Portfolio/(Received from counterparty)	$(1,243,795)	$—	$—	$—	$—	$4,813	$22,124	$—	$(1,216,858)
Net Exposure(1)(2)	$—	$(53,046)	$(31,747)	$(77,776)	$(371,564)	$—	$—	$(90,345)	$(624,478)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2024, the Portfolio had pledged $20,000 and $49,600, respectively, in cash collateral to Morgan Stanley Capital Services LLC and Standard Chartered Bank, respectively. In addition, the Portfolio received $1,300,000 in cash collateral from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,406,455,320.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,686,445
Gross Unrealized Depreciation	(115,601,454)
Net Unrealized Depreciation	$(108,915,009)

See Accompanying Notes to Financial Statements

117

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 2.1%
645,935 (1)	Globalstar, Inc.	$723,447	0.2
603,760 (1)	Vimeo, Inc.	2,252,025	0.8
29,013 (1)	Yelp, Inc.	1,072,030	0.4
114,410 (1)	ZipRecruiter, Inc. - Class A	1,039,987	0.4
64,604 (1)	ZoomInfo Technologies, Inc.	824,993	0.3
		5,912,482	2.1

	Consumer Discretionary: 7.1%
37,389	Acushnet Holdings Corp.	2,373,454	0.8
111,793	Arko Corp.	700,942	0.3
64,232	Gentex Corp.	2,165,261	0.8
296,965 (1)	GrowGeneration Corp.	638,475	0.2
57,109	H&R Block, Inc.	3,097,021	1.1
46,516	International Game Technology PLC	951,717	0.3
49,523	Red Rock Resorts, Inc. - Class A	2,720,298	1.0
94,018	Steven Madden Ltd.	3,976,961	1.4
67,665 (1)	Tri Pointe Homes, Inc.	2,520,521	0.9
81,928 (1)	Udemy, Inc.	707,039	0.3
		19,851,689	7.1

	Consumer Staples: 3.1%
78,780 (1)	BellRing Brands, Inc.	4,501,489	1.6
184,624	Dole PLC	2,259,798	0.8
95,038	Primo Water Corp.	2,077,531	0.7
		8,838,818	3.1

	Energy: 6.2%
400,947 (1)	Clean Energy Fuels Corp.	1,070,528	0.4
245,040	Excelerate Energy, Inc. - Class A	4,518,538	1.6
79,530 (2)	HighPeak Energy, Inc.	1,118,192	0.4
109,791	Murphy Oil Corp.	4,527,781	1.6
246,308	Permian Resources Corp.	3,977,874	1.4
166,308	SFL Corp. Ltd.	2,308,355	0.8
		17,521,268	6.2

	Financials: 19.4%
26,102 (1)	Ambac Financial Group, Inc.	334,628	0.1
67,601	Arrow Financial Corp.	1,761,006	0.6
95,695	Associated Banc-Corp.	2,023,949	0.7
60,964	Atlantic Union Bankshares Corp.	2,002,667	0.7
115,573	BCB Bancorp, Inc.	1,228,541	0.4
63,306	Berkshire Hills Bancorp, Inc.	1,443,377	0.5
137,194	BGC Group, Inc. - Class A	1,138,710	0.4
150,369 (2)	Blackstone Mortgage Trust, Inc. - Class A	2,619,428	0.9
80,373	ConnectOne Bancorp, Inc.	1,518,246	0.5
110,407	CVB Financial Corp.	1,903,417	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
132,616	Eastern Bankshares, Inc.	$1,853,972	0.7
66,993	Farmers National Banc Corp.	836,743	0.3
325,710	First BanCorp/Puerto Rico	5,957,236	2.1
214,846 (1)	Genworth Financial, Inc. - Class A	1,297,670	0.5
48,398	Hancock Whitney Corp.	2,314,876	0.8
57,829	Hilltop Holdings, Inc.	1,808,891	0.7
14,728	International Bancshares Corp.	842,589	0.3
159,959	KKR Real Estate Finance Trust, Inc.	1,447,629	0.5
198,599	Ladder Capital Corp.	2,242,183	0.8
107,071 (1)	LendingClub Corp.	905,821	0.3
159,621 (1)	Marqeta, Inc. - Class A	874,723	0.3
162,996	MFA Financial, Inc.	1,734,277	0.6
47,124	NBT Bancorp, Inc.	1,818,986	0.7
40,664	Origin Bancorp, Inc.	1,289,862	0.5
91,109	Pacific Premier Bancorp, Inc.	2,092,774	0.8
72,789 (1)	Pagseguro Digital Ltd. - Class A	850,903	0.3
74,157 (1)	ProAssurance Corp.	906,199	0.3
66,790	Provident Financial Services, Inc.	958,436	0.3
305,846	Redwood Trust, Inc.	1,984,941	0.7
86,697	Simmons First National Corp. - Class A	1,524,133	0.6
55,462	United Community Banks, Inc.	1,412,062	0.5
195,802	Valley National Bancorp	1,366,698	0.5
115,394	WisdomTree, Inc.	1,143,555	0.4
63,044	XP, Inc. - Class A	1,108,944	0.4
		54,548,072	19.4

	Health Care: 11.1%
192,132 (1)	Alignment Healthcare, Inc.	1,502,472	0.5
189,567 (1)	Amicus Therapeutics, Inc.	1,880,505	0.7
16,633 (1)	Amphastar Pharmaceuticals, Inc.	665,320	0.2
70,594 (1)	Avanos Medical, Inc.	1,406,232	0.5
315,986 (1)	BioCryst Pharmaceuticals, Inc.	1,952,793	0.7
36,806	Bio-Techne Corp.	2,637,150	1.0
33,653	Bruker Corp.	2,147,398	0.8
782,553 (1)	Cerus Corp.	1,377,293	0.5
68,803	DENTSPLY SIRONA, Inc.	1,713,883	0.6
59,058 (1)	Elanco Animal Health, Inc.	852,207	0.3
29,823 (1)	Insmed, Inc.	1,998,141	0.7
176,671 (1)	MannKind Corp.	922,223	0.3
1,171,328 (1)(2)	OPKO Health, Inc.	1,464,160	0.5

See Accompanying Notes to Financial Statements

118

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
125,071 (1)	Option Care Health, Inc.	$3,464,467	1.2
51,280 (1)	Orthofix Medical, Inc.	679,973	0.3
82,025	Patterson Cos., Inc.	1,978,443	0.7
103,162	QIAGEN N.V.	4,238,927	1.5
45,992 (1)	Rigel Pharmaceuticals, Inc.	378,054	0.1
		31,259,641	11.1

	Industrials: 12.9%
28,640	Allison Transmission Holdings, Inc.	2,173,776	0.8
24,696	Apogee Enterprises, Inc.	1,551,773	0.5
7,119	Armstrong World Industries, Inc.	806,156	0.3
24,908	Cadre Holdings, Inc.	835,912	0.3
165,389 (1)	CoreCivic, Inc.	2,146,749	0.8
25,321	Crane Holdings Co.	1,555,216	0.5
45,404 (2)	First Advantage Corp.	729,642	0.3
8,306	Franklin Electric Co., Inc.	800,034	0.3
187,812 (1)	GEO Group, Inc.	2,696,980	1.0
50,265	Hillenbrand, Inc.	2,011,605	0.7
17,469	Insperity, Inc.	1,593,348	0.6
30,184 (2)	Kennametal, Inc.	710,531	0.2
141,440 (1)	Legalzoom.com, Inc.	1,186,682	0.4
140,165 (1)	Manitowoc Co., Inc.	1,616,102	0.6
63,324	Marten Transport Ltd.	1,168,328	0.4
126,297	Mueller Water Products, Inc. - Class A	2,263,242	0.8
142,585 (1)	NOW, Inc.	1,957,692	0.7
38,921	nVent Electric PLC	2,981,738	1.1
440,332 (1)	Planet Labs PBC	819,018	0.3
67,428 (1)	Resideo Technologies, Inc.	1,318,892	0.5
65,947	REV Group, Inc.	1,641,421	0.6
107,273	Shyft Group, Inc.	1,272,258	0.4
54,051 (1)	Titan Machinery, Inc.	859,411	0.3
64,237	Wabash National Corp.	1,402,936	0.5
		36,099,442	12.9

	Information Technology: 16.5%
347,355 (1)	8x8, Inc.	771,128	0.3
120,145	A10 Networks, Inc.	1,664,008	0.6
80,298 (1)	ACI Worldwide, Inc.	3,178,998	1.1
37,800 (1)	Alkami Technology, Inc.	1,076,544	0.4
188,173 (1)	Box, Inc. - Class A	4,975,294	1.8
159,054	Clear Secure, Inc. - Class A	2,975,900	1.1
53,409 (1)	Cohu, Inc.	1,767,838	0.6
39,945	CSG Systems International, Inc.	1,644,536	0.6
24,662	CTS Corp.	1,248,637	0.4
116,385 (1)	Dropbox, Inc. - Class A	2,615,171	0.9
28,947	EVERTEC, Inc.	962,488	0.3
87,398 (1)	ExlService Holdings, Inc.	2,740,801	1.0
89,897 (1)	Knowles Corp.	1,551,622	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,445	Littelfuse, Inc.	$1,647,278	0.6
94,886 (1)	MaxLinear, Inc.	1,911,004	0.7
20,169 (1)	Nutanix, Inc. - Class A	1,146,608	0.4
5,933 (1)	PowerSchool Holdings, Inc. - Class A	132,840	0.0
539,968 (1)	Sabre Corp.	1,441,715	0.5
38,804	Sapiens International Corp. NV	1,316,620	0.5
106,517 (1)	Sprinklr, Inc. - Class A	1,024,693	0.4
35,761 (1)	Teradata Corp.	1,235,900	0.4
25,440 (1)	Varonis Systems, Inc.	1,220,357	0.4
193,361 (1)	Viavi Solutions, Inc.	1,328,390	0.5
81,395 (1)	Weave Communications, Inc.	734,183	0.3
21,948 (1)	Workiva, Inc.	1,601,984	0.6
135,115 (1)	Yext, Inc.	722,865	0.3
96,248 (1)	Zeta Global Holdings Corp. - Class A	1,698,777	0.6
197,086 (1)	Zuora, Inc. - Class A	1,957,064	0.7
		46,293,243	16.5

	Materials: 4.2%
13,168	Balchem Corp.	2,027,213	0.7
89,619 (1)	Constellium SE	1,689,318	0.6
179,282	Element Solutions, Inc.	4,862,128	1.7
12,762	Minerals Technologies, Inc.	1,061,288	0.4
387,879 (1)	Rayonier Advanced Materials, Inc.	2,110,062	0.8
		11,750,009	4.2

	Real Estate: 11.8%
218,767	Acadia Realty Trust	3,920,305	1.4
172,991 (1)	Anywhere Real Estate, Inc.	572,600	0.2
254,525 (1)	Apartment Investment and Management Co. - Class A	2,110,012	0.8
150,280	Brandywine Realty Trust	673,254	0.2
193,457	DiamondRock Hospitality Co.	1,634,712	0.6
114,626	Empire State Realty Trust, Inc. - Class A	1,075,192	0.4
83,285	Essential Properties Realty Trust, Inc.	2,307,827	0.8
87,149 (2)	eXp World Holdings, Inc.	983,477	0.3
48,743	First Industrial Realty Trust, Inc.	2,315,780	0.8
77,343	Gladstone Land Corp.	1,058,826	0.4
346,514	Hudson Pacific Properties, Inc.	1,666,732	0.6
98,495	Kimco Realty Corp.	1,916,713	0.7
114,949	Omega Healthcare Investors, Inc.	3,937,003	1.4
56,780	Peakstone Realty Trust	601,868	0.2
33,753	Plymouth Industrial REIT, Inc.	721,639	0.3

See Accompanying Notes to Financial Statements

119

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
111,529	Retail Opportunity Investments Corp.	$1,386,306	0.5
203,706	Sabra Health Care REIT, Inc.	3,137,072	1.1
222,855	Summit Hotel Properties, Inc.	1,334,901	0.5
288,657	Uniti Group, Inc.	842,878	0.3
32,127	Vornado Realty Trust	844,619	0.3
		33,041,716	11.8

	Utilities: 3.6%
136,764	Avista Corp.	4,733,402	1.7
121,261	Portland General Electric Co.	5,243,326	1.9
		9,976,728	3.6

	Total Common Stock (Cost $272,494,076)	275,093,108	98.0

EXCHANGE-TRADED FUNDS: 1.5%
20,387	iShares Russell 2000 ETF	4,136,318	1.5

	Total Exchange-Traded Funds (Cost $4,138,338)	4,136,318	1.5

	Total Long-Term Investments (Cost $276,632,414)	279,229,426	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 2.5%
1,696,931 (3)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,697,691, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $1,730,870, due 10/01/27-01/01/57)	1,696,931	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
409,339 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $409,522, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $417,526, due 08/08/24-04/20/74)	$409,339	0.1
1,696,931 (3)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,697,688, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,730,870, due 04/30/27-04/20/72)	1,696,931	0.6
1,696,931 (3)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $1,697,676, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $1,730,875, due 07/01/24-09/09/49)	1,696,931	0.6

See Accompanying Notes to Financial Statements

120

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,600,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,600,717, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,628,880, due 10/15/25-02/15/53)	$1,600,000	0.6
	Total Repurchase Agreements (Cost $7,100,132)	7,100,132	2.5
	Total Short-Term Investments (Cost $7,100,132)	7,100,132	2.5
	Total Investments in Securities (Cost $283,732,546)	$286,329,558	102.0
	Liabilities in Excess of Other Assets	(5,490,743)	(2.0)
	Net Assets	$280,838,815	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

121

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$275,093,108	$—	$—	$275,093,108
Exchange-Traded Funds	4,136,318	—	—	4,136,318
Short-Term Investments	—	7,100,132	—	7,100,132
Total Investments, at fair value	$279,229,426	$7,100,132	$—	$286,329,558

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $305,884,518.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$19,096,452
Gross Unrealized Depreciation	(38,651,832)
Net Unrealized Depreciation	$(19,555,380)

See Accompanying Notes to Financial Statements

122

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-CAPAPALL (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

[This Page Intentionally Left Blank]

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya	Voya	Voya
	VACS Index	VACS Index	VACS Index
	Series EM	Series I	Series MC
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$314,429,876	$1,567,884,374	$548,778,157
Investments in affiliates at fair value**	–	–	363,648
Short-term investments at fair value†	12,970,260	113,357,527	3,924,797
Cash	–	126	254,911
Cash collateral for futures contracts	399,393	2,140,448	99,660
Foreign currencies at value‡	794,127	2,340,113	–
Receivables:
Investment securities sold	12,542	–	57,415,313
Fund shares sold	34,433	207,678	81,333
Dividends	1,031,589	2,302,751	477,399
Interest	52	–	178
Foreign tax reclaims	48,837	4,150,211	–
Variation margin on futures contracts	22,248	84,319	2,040
Unrealized appreciation on forward foreign currency contracts	50	–	–
Other assets	883	3,527	967
Total assets	329,744,290	1,692,471,074	611,398,403

LIABILITIES:
Payable for investment securities purchased	29,010	–	57,511,102
Payable for fund shares redeemed	329,393	1,563,732	512,820
Payable upon receipt of securities loaned	3,044,260	58,724,527	2,960,797
Unrealized depreciation on forward foreign currency contracts	45	–	–
Payable for unified fees	40,905	208,828	68,686
Payable to custodian due to bank overdraft	1,844	–	–
Payable to directors/ trustees under the deferred compensation plan (Note 5)	883	3,527	967
Payable for foreign capital gains tax	551,989	–	–
Other accrued expenses and liabilities	–	119,195	–
Total liabilities	3,998,329	60,619,809	61,054,372
NET ASSETS	$325,745,961	$1,631,851,265	$550,344,031

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$293,327,606	$1,460,564,591	$510,078,955
Total distributable earnings	32,418,355	171,286,674	40,265,076
NET ASSETS	$325,745,961	$1,631,851,265	$550,344,031

+ Including securities loaned at value	$2,813,585	$55,450,987	$2,816,286
* Cost of investments in securities	$281,649,543	$1,417,612,511	$525,773,873
** Cost of investments in affiliates	$—	$—	$360,668
† Cost of short-term investments	$12,970,260	$113,357,527	$3,924,797
‡ Cost of foreign currencies	$757,713	$2,339,462	$—

Net assets	$325,745,961	$1,631,851,265	$550,344,031
Shares authorized	200,000,000	200,000,000	200,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	28,632,881	145,649,626	48,775,370
Net asset value and redemption price per share	$11.38	$11.20	$11.28

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value+*	$3,818,738,050	$260,687,450
Short-term investments at fair value†	13,260,432	10,635,435
Cash	1,271,520	65,677
Cash collateral for futures contracts	700,920	228,800
Receivables:
Investment securities sold	136,634	25,922,919
Fund shares sold	472,115	32,529
Dividends	2,002,921	261,788
Interest	669	62
Foreign tax reclaims	–	1,772
Variation margin on futures contracts	–	7,696
Other assets	8,695	806
Total assets	3,836,591,956	297,844,934

LIABILITIES:
Payable for investment securities purchased	–	26,305,181
Payable for fund shares redeemed	3,488,772	265,181
Payable upon receipt of securities loaned	1,266,432	7,893,435
Variation margin payable on futures contracts	70,881	–
Payable for unified fees	463,435	33,366
Payable to directors/ trustees under the deferred compensation plan (Note 5)	8,695	806
Total liabilities	5,298,215	34,497,969
NET ASSETS	$3,831,293,741	$263,346,965

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,731,395,716	$231,949,311
Total distributable earnings	1,099,898,025	31,397,654
NET ASSETS	$3,831,293,741	$263,346,965

+ Including securities loaned at value	$1,234,442	$7,651,157
* Cost of investments in securities	$2,837,752,228	$242,034,785
† Cost of short-term investments	$13,260,432	$10,635,435

Net assets	$3,831,293,741	$263,346,965
Shares authorized	unlimited	200,000,000
Par value	$0.001	$0.001
Shares outstanding	279,921,121	24,292,329
Net asset value and redemption price per share	$13.69	$10.84

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya	Voya	Voya
	VACS Index	VACS Index	VACS Index
	Series EM	Series I	Series MC
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,341,681	$31,746,227	$3,641,048
Dividends from affiliates	—	—	3,264
Interest	11,821	50,231	9,636
Securities lending income, net	5,781	124,269	34,037
Other	1,117	4,942	1,320
Total investment income	4,360,400	31,925,669	3,689,305
EXPENSES:
Unified fees	249,048	1,204,604	346,967
Trustee fees and expenses	28,178	52,504	14,662
Interest expense	31,347	—	3,108
Total expenses	308,573	1,257,108	364,737
Net investment income	4,051,827	30,668,561	3,324,568
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(1,452,120)	(3,445,977)	14,455,990
Sale of investments in affiliates	—	—	(123)
Forward foreign currency contracts	(13,560)	(1,590)	—
Foreign currency related transactions	(272,956)	(259,774)	—
Futures	695,425	2,667,642	82,488
Net realized gain (loss)	(1,043,211)	(1,039,699)	14,538,355
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	16,916,295	56,027,547	(2,756,505)
Affiliates	—	—	(7,609)
Forward foreign currency contracts	5	—	—
Foreign currency related transactions	(19,576)	(180,333)	—
Futures	(271,899)	(1,670,380)	(67,897)
Net change in unrealized appreciation (depreciation)	16,624,825	54,176,834	(2,832,011)
Net realized and unrealized gain	15,581,614	53,137,135	11,706,344
Increase in net assets resulting from operations	$19,633,441	$83,805,696	$15,030,912

* Foreign taxes withheld	$476,757	$3,498,362	$2,028
^ Foreign capital gains taxes withheld	$606,190	$—	$—
# Change in foreign capital gains taxes accrued	$1,437,989	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$27,153,877	$2,172,391
Interest	74,150	15,646
Securities lending income, net	8,788	105,735
Other	11,357	1,019
Total investment income	27,248,172	2,294,791
EXPENSES:
Unified fees	2,759,489	218,580
Trustee fees and expenses	127,670	12,822
Interest expense	17,583	20,708
Total expenses	2,904,742	252,110
Net investment income	24,343,430	2,042,681
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,545,686	11,660,363
Futures	8,130,892	294,798
Net realized gain	29,676,578	11,955,161
Net change in unrealized appreciation (depreciation) on:
Investments	471,068,988	(14,627,086)
Futures	(1,275,047)	(825,195)
Net change in unrealized appreciation (depreciation)	469,793,941	(15,452,281)
Net realized and unrealized gain (loss)	499,470,519	(3,497,120)
Increase (decrease) in net assets resulting from operations	$523,813,949	$(1,454,439)
* Foreign taxes withheld	$6,695	$3,176

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index		Voya VACS Index
	Series EM Portfolio		Series I Portfolio
	Six Months		Six Months	February 3,
	Ended	March 15, 2023(1)	Ended	2023(1)
	June 30, 2024	to December 31,	June 30, 2024	to December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$4,051,827	$10,717,097	$30,668,561	$34,857,083
Net realized loss	(1,043,211)	(1,958,961)	(1,039,699)	(3,057,144)
Net change in unrealized appreciation (depreciation)	16,624,825	15,619,158	54,176,834	96,008,712
Increase in net assets resulting from operations	19,633,441	24,377,294	83,805,696	127,808,651

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(11,592,380)	—	(40,327,673)	—
Total distributions	(11,592,380)	—	(40,327,673)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,832,972	624,123,073	82,168,554	1,528,230,027
Reinvestment of distributions	11,592,380	—	40,327,673	—
	32,425,352	624,123,073	122,496,227	1,528,230,027
Cost of shares redeemed	(117,525,471)	(245,695,348)	(99,309,563)	(90,852,100)

Net increase (decrease) in net assets resulting from capital share transactions	(85,100,119)	378,427,725	23,186,664	1,437,377,927
Net increase (decrease) in net assets	(77,059,058)	402,805,019	66,664,687	1,565,186,578
NET ASSETS:
Beginning of year or period	402,805,019	—	1,565,186,578	—
End of year or period	$325,745,961	$402,805,019	$1,631,851,265	$1,565,186,578

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index		Voya VACS Index
	Series MC Portfolio		Series S Portfolio
	Six Months	January 27,	Six Months	January 27,
	Ended	2023(1)	Ended	2023(1)
	June 30, 2024	to December 31,	June 30, 2024	to December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$3,324,568	$4,967,881	$24,343,430	$48,572,861
Net realized gain	14,538,355	743,402	29,676,578	16,222,288
Net change in unrealized appreciation (depreciation)	(2,832,011)	25,838,113	469,793,941	511,288,927
Increase in net assets resulting from
operations	15,030,912	31,549,396	523,813,949	576,084,076
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(6,315,232)	—	—	—
Total distributions	(6,315,232)	—	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	192,827,371	387,514,709	330,220,765	3,479,332,818
Reinvestment of distributions	6,315,232	—	—	—
	199,142,603	387,514,709	330,220,765	3,479,332,818
Cost of shares redeemed	(34,448,290)	(42,130,067)	(511,344,496)	(566,813,371)
Net increase (decrease) in net assets resulting from capital share transactions	164,694,313	345,384,642	(181,123,731)	2,912,519,447
Net increase in net assets	173,409,993	376,934,038	342,690,218	3,488,603,523
NET ASSETS:
Beginning of year or period	376,934,038	—	3,488,603,523	—
End of year or period	$550,344,031	$376,934,038	$3,831,293,741	$3,488,603,523

(1)       Commencement of operations.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index
	Series SC Portfolio
	Six Months	January 20,
	Ended	2023(1)
	June 30, 2024	to December 31,
	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$2,042,681	$5,121,203
Net realized gain	11,955,161	1,653,462
Net change in unrealized appreciation (depreciation)	(15,452,281)	34,151,249
Increase (decrease) in net assets resulting from operations	(1,454,439)	40,925,914
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,073,821)	—
Total distributions	(8,073,821)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,897,528	415,681,393
Reinvestment of distributions	8,073,821	—
	25,971,349	415,681,393
Cost of shares redeemed	(169,723,686)	(39,979,745)
Net increase (decrease) in net assets resulting from capital share transactions	(143,752,337)	375,701,648
Net increase (decrease) in net assets	(153,280,597)	416,627,562
NET ASSETS:
Beginning of year or period	416,627,562	—
End of year or period	$263,346,965	$416,627,562

(1)       Commencement of operations.

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya VACS Index Series EM Portfolio
06-30-24+	11.00	0.13•	0.67	0.80	0.42	—	—	0.42	—	11.38	6.90	0.19	0.19	0.19	2.44	325,746	4
03-15-23(5)- 12-31-23	10.00	0.27•	0.73	1.00	—	—	—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
06-30-24+	10.90	0.21•	0.37	0.58	0.28	—	—	0.28	—	11.20	5.32	0.16	0.16	0.16	3.82	1,631,851	2
02-03-23(5)- 12-31-23	10.00	0.28•	0.62	0.90	—	—	—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
06-30-24+	10.88	0.08•	0.45	0.53	0.10	0.03	—	0.13	—	11.28	4.86	0.16	0.16	0.16	1.44	550,344	20
01-27-23(5)- 12-31-23	10.00	0.15•	0.73	0.88	—	—	—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
06-30-24+	11.88	0.08•	1.73	1.81	—	—	—	—	—	13.69	15.24	0.16	0.16	0.16	1.32	3,831,294	5
01-27-23(5)- 12-31-23	10.00	0.16•	1.72	1.88	—	—	—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
06-30-24+	11.01	0.08•	0.09	0.17	0.22	0.12	—	0.34	—	10.84	1.53	0.17	0.17	0.17	1.40	263,347	10
01-20-23(5)- 12-31-23	10.00	0.14•	0.87	1.01	—	—	—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	416,628	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in a Fund may only be made by “accredited investors,” within the meaning of Regulation D under the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgement used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2024, the maximum amount of loss that Series EM would incur if the counterparties to its derivative transactions failed to perform would be $50, which represent the gross payments to be received by the Portfolio on open forward foreign currency contracts were they to be unwound as of June 30, 2024. At June 30, 2024, there was no cash collateral received by Series EM.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2024, Series EM had a liability position of $47 on open forward foreign currency contracts. If a contingent feature would have been triggered as of June 30, 2024, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2024, Series EM did not pledge any cash collateral to certain counterparties for its open OTC derivatives.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$13,794	$8,985
Series I	—	13,552

The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for Series EM for open forward foreign currency contracts at June 30, 2024. There were no open forward foreign currency contracts for Series I at June 30, 2024.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2024, the Portfolios had average notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$11,379,890
Series I	60,268,982
Series MC	1,470,190
Series S	8,503,815
Series SC	39,529,800

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2024.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were as follows:

	Purchases	Sales
Series EM	$13,184,431	$109,313,415
Series I	28,090,706	28,262,396
Series MC	252,991,456	90,964,577
Series S	166,744,772	280,130,461
Series SC	31,317,857	170,974,774

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2025 Portfolio	Series EM	6.44%
	Series I	7.31
	Series MC	8.87
	Series S	7.84
	Series SC	5.79
Voya Index Solution 2030 Portfolio	Series EM	6.01
	Series I	8.90
	Series MC	10.02
	Series S	8.86
	Series SC	10.49
Voya Index Solution 2035 Portfolio	Series EM	14.93
	Series I	17.59
	Series MC	16.61
	Series S	17.64
	Series SC	17.28
Voya Index Solution 2040 Portfolio	Series EM	12.38
	Series I	12.72
	Series MC	12.08
	Series S	12.31
	Series SC	14.35
Voya Index Solution 2045 Portfolio	Series EM	20.18
	Series I	18.14
	Series MC	15.77
	Series S	17.43
	Series SC	18.72
Voya Index Solution 2050 Portfolio	Series EM	12.91
	Series I	11.61
	Series MC	11.53
	Series S	11.59
	Series SC	11.98
Voya Index Solution 2055 Portfolio	Series EM	13.24
	Series I	11.90
	Series MC	11.82
	Series S	12.11
	Series SC	12.28
Voya Index Solution 2060 Portfolio	Series EM	7.92
	Series I	7.12
	Series MC	7.08
	Series S	7.24
	Series SC	7.35

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors'/ trustees' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds,

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

which are all advised by Voya Investments, in amounts equal to the directors'/ trustees' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors'/ trustees' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with fund’s that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended June 30, 2024, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Series EM	12	$14,856,333	6.33%
Series MC	10	1,767,600	6.33
Series S	1	100,000,000	6.33
Series SC	2	58,884,000	6.33

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Series EM
6/30/2024	1,898,309	—	1,025,874	(10,905,944)	—	(7,981,761)	20,832,972	—	11,592,380	(117,525,471)	—	(85,100,119)
3/15/2023(1)-
12/31/2023	59,872,402	—	—	(23,257,762)	—	36,614,640	624,123,073	—	—	(245,695,348)	—	378,427,725
Series I
6/30/2024	7,362,613	—	3,559,371	(8,887,662)	—	2,034,322	82,168,554	—	40,327,673	(99,309,563)	—	23,186,664
2/03/2023(1)-
12/31/2023	152,598,480	—	—	(8,983,176)	—	143,615,304	1,528,230,027	—	—	(90,852,100)	—	1,437,377,927
Series MC
6/30/2024	16,658,651	—	553,482	(3,076,962)	—	14,135,171	192,827,371	—	6,315,232	(34,448,290)	—	164,694,313
1/27/2023(1)-
12/31/2023	38,910,964	—	—	(4,270,765)	—	34,640,199	387,514,709	—	—	(42,130,067)	—	345,384,642
Series S
6/30/2024	26,399,278		—	(40,065,176)	—	(13,665,898)	330,220,765	—	—	(511,344,496)	—	(181,123,731)
1/27/2023(1)-
12/31/2023	346,090,717	—	—	(52,503,698)	—	293,587,019	3,479,332,818	—	—	(566,813,371)	—	2,912,519,447
Series SC
6/30/2024	1,625,891	—	741,398	(15,930,200)	—	(13,562,911)	17,897,528	—	8,073,821	(169,723,686)	—	(143,752,337)
1/20/2023(1)-
12/31/2023	41,825,613	—	—	(3,970,371)	—	37,855,242	415,681,393	—	—	(39,979,745)	—	375,701,648

(1)	Commencement of operations.

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2024:

Series EM

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Jefferies LLC	$114,245	$(114,245)	$—
Merrill Lynch International	2,378,106	(2,378,106)	—
State Street Bank and Trust Company	70,903	(70,903)	—
Wells Fargo
Securities LLC	250,331	(250,331)	—
Total	$2,813,585	$(2,813,585)	$—

(1)	Cash collateral with a fair value of $3,044,260 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$1,349,943	$(1,349,943)	$—
Citigroup Global Markets Limited	4,257,928	(4,257,928)	—
Goldman, Sachs & Co. LLC	5,768,858	(5,768,858)	—
Jefferies LLC	1,699,252	(1,699,252)	—
Merrill Lynch International	7,120,970	(7,120,970)	—
Mizuho Securities USA LLC.	234,441	(234,441)	—
State Street Bank and Trust Company	35,019,595	(35,019,595)	—
Total	$55,450,987	$(55,450,987)	$—

(1)	Cash collateral with a fair value of $58,724,527 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$1,679,312	$(1,679,312)	$—
Cantor Fitzgerald & Co	14,092	(14,092)	—
Citadel Securities LLC	337,448	(337,448)	—
Jefferies LLC	18,239	(18,239)	—
State Street Bank and Trust Company	656,049	(656,049)	—
Wells Fargo Bank NA	101,932	(101,932)	—
Wells Fargo Securities LLC	9,214	(9,214)	—
Total	$2,816,286	$(2,816,286)	$—

(1)	Cash collateral with a fair value of $2,960,797 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

Series S

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Mirae Asset Securities (USA) Inc.	$1,234,442	$(1,234,442)	$—
Total	$1,234,442	$(1,234,442)	$—

(1)	Cash collateral with a fair value of $1,266,432 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series SC

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$2,774,717	$(2,774,717)	$—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Cantor Fitzgerald & Co	$50,719	$(50,719)	$—
Citadel Securities LLC	18,430	(18,430)	—
Janney Montgomery Scott LLC	884,764	(884,764)	—
Jefferies LLC	82,139	(82,139)	—
Mizuho Securities USA LLC.	2,097	(2,097)	—
State Street Bank and Trust Company	890,257	(890,257)	—
Wells Fargo Bank NA	2,326,330	(2,326,330)	—
Wells Fargo Securities LLC	621,704	(621,704)	—
Total	$7,651,157	$(7,651,157)	$—

(1)	Cash collateral with a fair value of $7,893,435 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Portfolios have paid no dividends or distributions to shareholders during the initial period ended December 31, 2023.

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Series EM	$11,586,763	$—	$15,157,631	$(350,261)	Short-term	$(1,989,978)	$24,377,294
				(26,861)	Long-term
				$(377,122)
Series I	40,268,628	—	88,999,827	(1,459,804)	Short-term	—	127,808,651
Series MC	6,251,563	204,443	25,093,390	—	—	—	31,549,396
Series S	60,486,979	5,974,129	509,622,968	—	—	—	576,084,076
Series SC	7,833,808	312,290	32,779,816	—	—	—	40,925,914

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of June 30, 2024, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolio declared and paid dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Series S	$0.1677	$0.0438	$0.0207	July 16, 2024	July 12, 2024

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 94.6%
	Brazil: 2.9%
190,908	Ambev SA	$390,005	0.1
27,408 (1)	Atacadao SA	44,421	0.0
237,674	B3 SA - Brasil Bolsa Balcao	434,948	0.1
58,336	Banco Bradesco SA	116,879	0.0
49,571	Banco BTG Pactual SA	273,212	0.1
71,104	Banco do Brasil SA	338,724	0.1
28,128	BB Seguridade Participacoes SA	165,947	0.1
20,800 (1)	BRF SA	84,240	0.0
7,900	Caixa Seguridade Participacoes S/A	20,223	0.0
42,977	CCR SA	89,258	0.0
50,468	Centrais Eletricas Brasileiras SA	323,928	0.1
14,468	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	194,137	0.1
28,901	Cia Siderurgica Nacional SA	66,590	0.0
52,910	Cosan SA	128,155	0.0
8,602	CPFL Energia SA	50,457	0.0
11,458	Energisa S/A	93,733	0.0
25,777 (1)	Eneva SA	58,793	0.0
8,360	Engie Brasil Energia SA	66,475	0.0
44,885	Equatorial Energia SA	246,100	0.1
684 (1)	Equatorial Energia SA	3,750	0.0
206,747 (1)(2)	Hapvida Participacoes e Investimentos S/A	140,911	0.1
16,528	Hypera SA	85,300	0.0
32,293	JBS S/A	186,822	0.1
36,087	Klabin SA	138,342	0.1
38,479	Localiza Rent a Car SA	288,484	0.1
41,959	Lojas Renner SA	94,050	0.0
1 (1)	Magazine Luiza SA	2	0.0
38,567	Natura & Co. Holding SA	107,282	0.0
155,085	Petroleo Brasileiro SA	1,118,589	0.4
34,334	PRIO SA/Brazil	269,324	0.1
54,561	Raia Drogasil SA	251,230	0.1
24,460 (2)	Rede D'Or Sao Luiz SA	119,366	0.0
54,194	Rumo SA	200,194	0.1
57,639 (1)	Sendas Distribuidora S/A	106,409	0.0
33,264	Suzano SA	339,537	0.1
17,337	Telefonica Brasil SA	141,454	0.1
36,563	TIM SA/Brazil	104,193	0.0
23,048	TOTVS SA	125,545	0.0
31,620	Ultrapar Participacoes SA	122,405	0.0
141,833	Vale SA - Foreign	1,581,448	0.5
43,352	Vibra Energia SA	162,237	0.1
70,403	WEG SA	530,721	0.2
		9,403,820	2.9
	Chile: 0.4%
1,904,946	Banco de Chile	212,569	0.1
3,177	Banco de Credito e Inversiones SA	89,397	0.0
2,818,442	Banco Santander Chile	132,379	0.1
53,696	Cencosud SA	101,281	0.0
653,368	Cia Sud Americana de Vapores SA	41,491	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Chile (continued)
46,383	Empresas CMPC SA	$87,241	0.0
16,264	Empresas Copec SA	125,300	0.1
796,161	Enel Americas SA	74,113	0.0
1,210,646	Enel Chile SA	68,312	0.0
36,328 (1)	Falabella SA	111,989	0.1
7,580,561	Latam Airlines Group SA	103,432	0.0
		1,147,504	0.4
	China: 22.0%
18,900	360 Security Technology,Inc. - Class A	19,903	0.0
32,500	AAC Technologies Holdings, Inc.	127,162	0.1
1,710	Advanced Micro-Fabrication Equipment, Inc. China - Class A	33,148	0.0
9,200	AECC Aviation Power Co. Ltd. - Class A	46,233	0.0
249,300	Agricultural Bank of China Ltd. - Class A	149,611	0.1
1,108,000	Agricultural Bank of China Ltd. - Class H	472,935	0.2
24,591	Aier Eye Hospital Group Co. Ltd. - Class A	34,883	0.0
23,000 (1)(2)(3)	Akeso, Inc.	110,875	0.1
650,800	Alibaba Group Holding Ltd.	5,865,556	1.8
67,600	Aluminum Corp. of China Ltd. - Class A	70,866	0.0
144,000	Aluminum Corp. of China Ltd. - Class H	98,079	0.0
17,400	Anhui Conch Cement Co. Ltd. - Class A	56,445	0.0
45,500	Anhui Conch Cement Co. Ltd. - Class H	108,231	0.1
1,000	Anhui Gujing Distillery Co. Ltd. - Class A	29,002	0.0
5,743	Anhui Gujing Distillery Co. Ltd. - Class B	85,308	0.0
9,000 (1)	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	19,572	0.0
2,400	Anhui Yingjia Distillery Co. Ltd. - Class A	18,968	0.0
53,800	ANTA Sports Products Ltd.	514,543	0.2
3,034	Autohome, Inc., ADR	83,283	0.0
5,900	Avary Holding Shenzhen Co. Ltd. - Class A	32,182	0.0
129,000	AviChina Industry & Technology Co. Ltd. - Class H	57,902	0.0
94,750 (1)	Baidu, Inc. - Class A	1,025,768	0.3
65,600	Bank of Beijing Co. Ltd. - Class A	52,671	0.0
13,600	Bank of Chengdu Co. Ltd. - Class A	28,420	0.0
100,000	Bank of China Ltd. - Class A	63,556	0.0
3,299,000	Bank of China Ltd. - Class H	1,625,771	0.5

See Accompanying Notes to Financial Statements

21

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
125,100	Bank of Communications Co. Ltd. - Class A	$128,550	0.1
325,000	Bank of Communications Co. Ltd. - Class H	254,761	0.1
20,300	Bank of Hangzhou Co. Ltd. - Class A	36,425	0.0
59,500	Bank of Jiangsu Co. Ltd. - Class A	60,804	0.0
31,700	Bank of Nanjing Co. Ltd. - Class A	45,296	0.0
19,800	Bank of Ningbo Co. Ltd. - Class A	59,971	0.0
45,500	Bank of Shanghai Co. Ltd. - Class A	45,432	0.0
66,800	Baoshan Iron & Steel Co. Ltd. - Class A	61,066	0.0
1,323	Beijing Kingsoft Office Software, Inc. - Class A	41,212	0.0
6,000	Beijing New Building Materials PLC - Class A	24,466	0.0
500	Beijing Roborock Technology Co. Ltd. - Class A	26,960	0.0
5,200	Beijing Tongrentang Co. Ltd. - Class A	27,315	0.0
3,920	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	35,542	0.0
143,000	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	105,528	0.0
9,660 (1)	Bilibili, Inc. - Class Z	150,178	0.1
142,900	BOE Technology Group Co. Ltd. - Class A	80,357	0.0
6,200	BYD Co. Ltd. - Class A	213,106	0.1
42,500	BYD Co. Ltd. - Class H	1,262,201	0.4
34,500	BYD Electronic International Co. Ltd.	171,699	0.1
1,145 (1)	Cambricon Technologies Corp. Ltd. - Class A	30,982	0.0
528,000 (2)	CGN Power Co. Ltd. - Class H	232,129	0.1
1,400	Changchun High & New Technology Industry Group, Inc. - Class A	17,649	0.0
1,100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - Class A	16,962	0.0
7,800	Chaozhou Three-Circle Group Co. Ltd. - Class A	31,261	0.0
375,000	China CITIC Bank Corp. Ltd. - Class H	240,261	0.1
90,000	China Coal Energy Co. Ltd. - Class H	105,118	0.0
88,000	China Communications Services Corp. Ltd. - Class H	47,410	0.0
36,000	China Construction Bank Corp. - Class A	36,648	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,000,000	China Construction Bank Corp. - Class H	$2,956,888	0.9
14,300	China CSSC Holdings Ltd. - Class A	79,999	0.0
76,200 (1)	China Eastern Airlines Corp. Ltd. - Class A	42,017	0.0
125,500	China Energy Engineering Corp. Ltd. - Class A	36,586	0.0
155,200	China Everbright Bank Co. Ltd. - Class A	67,706	0.0
159,000 (2)	China Feihe Ltd.	73,350	0.0
222,000 (3)	China Galaxy Securities Co. Ltd. - Class H	115,948	0.1
107,000	China Hongqiao Group Ltd.	161,474	0.1
8,400	China International Capital Corp. Ltd. - Class A	34,161	0.0
60,800 (2)(3)	China International Capital Corp. Ltd. - Class H	67,386	0.0
14,100	China Jushi Co. Ltd. - Class A	21,413	0.0
8,500	China Life Insurance Co. Ltd. - Class A	36,229	0.0
311,000	China Life Insurance Co. Ltd. - Class H	438,838	0.2
17,000 (1)(2)(3)	China Literature Ltd.	54,609	0.0
145,000 (3)	China Longyuan Power Group Corp. Ltd. - Class H	130,166	0.1
135,000	China Mengniu Dairy Co. Ltd.	241,598	0.1
57,800	China Merchants Bank Co. Ltd. - Class A	271,657	0.1
158,500	China Merchants Bank Co. Ltd. - Class H	720,247	0.2
27,200	China Merchants Energy Shipping Co. Ltd. - Class A	31,632	0.0
25,000	China Merchants Securities Co. Ltd. - Class A	47,771	0.0
26,300 (1)	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	31,720	0.0
113,212	China Minsheng Banking Corp. Ltd. - Class A	59,035	0.0
245,500	China Minsheng Banking Corp. Ltd. - Class H	84,839	0.0
176,000	China National Building Material Co. Ltd. - Class H	62,873	0.0
61,300	China National Nuclear Power Co. Ltd. - Class A	89,892	0.0
13,300	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	31,439	0.0
82,000	China Oilfield Services Ltd. - Class H	78,623	0.0
21,000	China Pacific Insurance Group Co. Ltd. - Class A	80,286	0.0
106,800	China Pacific Insurance Group Co. Ltd. - Class H	259,899	0.1

See Accompanying Notes to Financial Statements

22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
102,000	China Petroleum & Chemical Corp. - Class A	$88,636	0.0
994,000	China Petroleum & Chemical Corp. - Class H	642,839	0.2
68,400	China Railway Group Ltd. - Class A	61,272	0.0
159,000	China Railway Group Ltd. - Class H	87,713	0.0
4,900	China Rare Earth Resources And Technology Co. Ltd. - Class A	17,073	0.0
4,476	China Resources Microelectronics Ltd. - Class A	23,031	0.0
32,200 (2)(3)	China Resources Mixc Lifestyle Services Ltd.	106,562	0.1
61,500 (2)	China Resources Pharmaceutical Group Ltd.	45,458	0.0
3,510	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	20,564	0.0
19,500	China Shenhua Energy Co. Ltd. - Class A	119,021	0.1
139,000	China Shenhua Energy Co. Ltd. - Class H	640,690	0.2
53,300 (1)	China Southern Airlines Co. Ltd. - Class A	43,163	0.0
119,500	China State Construction Engineering Corp. Ltd. - Class A	87,293	0.0
98,300	China Three Gorges Renewables Group Co. Ltd. - Class A	58,933	0.0
6,800	China Tourism Group Duty Free Corp. Ltd. - Class A	58,278	0.0
3,500 (2)(3)	China Tourism Group Duty Free Corp. Ltd. - Class H	21,386	0.0
1,878,000 (2)	China Tower Corp. Ltd. - Class H	242,734	0.1
92,600	China United Network Communications Ltd. - Class A	59,748	0.0
38,100	China Vanke Co. Ltd. - Class A	36,227	0.0
86,600 (3)	China Vanke Co. Ltd. - Class H	51,545	0.0
65,600	China Yangtze Power Co. Ltd. - Class A	261,098	0.1
25,800	Chongqing Changan Automobile Co. Ltd. - Class A	47,534	0.0
7,350	Chongqing Zhifei Biological Products Co. Ltd. - Class A	28,301	0.0
240,000	CITIC Ltd.	218,109	0.1
40,800	CITIC Securities Co. Ltd. - Class A	101,992	0.0
59,500	CITIC Securities Co. Ltd. - Class H	87,208	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
74,000	CMOC Group Ltd. - Class A	$86,317	0.0
141,000	CMOC Group Ltd. - Class H	128,672	0.1
3,640	CNGR Advanced Material Co. Ltd. - Class A	15,494	0.0
11,680	Contemporary Amperex Technology Co. Ltd. - Class A	289,331	0.1
12,400	COSCO SHIPPING Energy Transportation Co. Ltd. - Class A	26,640	0.0
50,000 (3)	COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	64,862	0.0
51,800	COSCO SHIPPING Holdings Co. Ltd. - Class A	110,468	0.1
108,500	COSCO SHIPPING Holdings Co. Ltd. - Class H	189,377	0.1
559,000 (1)(4)	Country Garden Holdings Co. Ltd.	34,718	0.0
82,400	CRRC Corp. Ltd. - Class A	85,053	0.0
172,000	CRRC Corp. Ltd. - Class H	110,937	0.1
13,300	CSC Financial Co. Ltd. - Class A	35,149	0.0
4,920	CSPC Innovation Pharmaceutical Co. Ltd. - Class A	17,084	0.0
372,000	CSPC Pharmaceutical Group Ltd.	296,257	0.1
46,300	Daqin Railway Co. Ltd. - Class A	45,624	0.0
8,500	Dongfang Electric Corp. Ltd. - Class A	21,561	0.0
48,640	East Money Information Co. Ltd. - Class A	70,529	0.0
33,700	ENN Energy Holdings Ltd.	277,598	0.1
2,000	Eoptolink Technology, Inc. Ltd. - Class A	28,785	0.0
6,900	Eve Energy Co. Ltd. - Class A	37,886	0.0
11,600	Everbright Securities Co. Ltd. - Class A	23,285	0.0
7,600	Flat Glass Group Co. Ltd. - Class A	20,990	0.0
15,000	Flat Glass Group Co. Ltd. - Class H	22,010	0.0
44,300	Focus Media Information Technology Co. Ltd. - Class A	36,888	0.0
13,620	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	64,492	0.0
105,000	Fosun International Ltd.	56,358	0.0
33,600	Founder Securities Co. Ltd. - Class A	35,645	0.0
34,900	Foxconn Industrial Internet Co. Ltd. - Class A	129,757	0.1
7,200	Fuyao Glass Industry Group Co. Ltd. - Class A	47,465	0.0

See Accompanying Notes to Financial Statements

23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
24,800 (2)(3)	Fuyao Glass Industry Group Co. Ltd. - Class H	$143,662	0.1
6,400	Ganfeng Lithium Group Co. Ltd. - Class A	25,185	0.0
18,200 (2)(3)	Ganfeng Lithium Group Co. Ltd. - Class H	35,360	0.0
54,400	GD Power Development Co. Ltd. - Class A	44,846	0.0
23,100	GEM Co. Ltd. - Class A	20,231	0.0
50,000 (1)	Genscript Biotech Corp.	53,035	0.0
28,600	GF Securities Co. Ltd. - Class A	47,831	0.0
9,600 (2)	Giant Biogene Holding Co. Ltd.	56,164	0.0
2,300 (1)	GigaDevice Semiconductor, Inc. - Class A	30,129	0.0
12,000	GoerTek, Inc. - Class A	32,139	0.0
100,000 (3)	Great Wall Motor Co. Ltd. - Class H	153,851	0.1
7,700	Gree Electric Appliances, Inc. of Zhuhai - Class A	41,544	0.0
5,600	Guangdong Haid Group Co. Ltd. - Class A	36,240	0.0
20,900	Guanghui Energy Co. Ltd. - Class A	19,228	0.0
130,000 (3)	Guangzhou Automobile Group Co. Ltd. - Class H	45,848	0.0
27,600	Guosen Securities Co. Ltd. - Class A	32,943	0.0
29,800	Guotai Junan Securities Co. Ltd. - Class A	55,451	0.0
8,783	H World Group Ltd., ADR	292,650	0.1
72,000 (2)(3)	Haidilao International Holding Ltd.	129,326	0.1
23,100	Haier Smart Home Co. Ltd. - Class A	89,971	0.0
96,200	Haier Smart Home Co. Ltd. - Class H	320,620	0.1
168,900 (1)	Hainan Airlines Holding Co. Ltd. - Class A	23,677	0.0
30,000 (3)	Haitian International Holdings Ltd.	84,901	0.0
41,700	Haitong Securities Co. Ltd. - Class A	48,999	0.0
83,200	Haitong Securities Co. Ltd. - Class H	38,586	0.0
8,652	Hangzhou First Applied Material Co. Ltd. - Class A	17,468	0.0
9,800 (1)	Hangzhou Silan Microelectronics Co. Ltd. - Class A	23,541	0.0
52,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	108,878	0.1
7,200	Henan Shenhuo Coal & Power Co. Ltd. - Class A	19,997	0.0
12,100	Henan Shuanghui Investment & Development Co. Ltd. - Class A	39,584	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
29,500	Hengan International Group Co. Ltd.	$89,840	0.0
22,700	Hengli Petrochemical Co. Ltd. - Class A	43,526	0.0
5,800	Hisense Home Appliances Group Co. Ltd. - Class A	25,735	0.0
9,000	Hisense Home Appliances Group Co. Ltd. - Class H	29,566	0.0
1,800	Hithink RoyalFlush Information Network Co. Ltd. - Class A	25,595	0.0
14,814 (1)	Horizon Construction Development Ltd.	2,846	0.0
25,000 (2)(3)	Hua Hong Semiconductor Ltd.	70,388	0.0
23,700	Huadian Power International Corp. Ltd. - Class A	22,638	0.0
6,400	Huadong Medicine Co. Ltd. - Class A	24,464	0.0
12,500	Huaibei Mining Holdings Co. Ltd. - Class A	28,798	0.0
32,300 (1)	Huaneng Power International, Inc. - Class A	42,716	0.0
170,000 (1)	Huaneng Power International, Inc. - Class H	125,636	0.1
26,000	Huatai Securities Co. Ltd. - Class A	44,218	0.0
51,800 (2)	Huatai Securities Co. Ltd. - Class H	57,099	0.0
47,800	Huaxia Bank Co. Ltd. - Class A	42,078	0.0
2,100	Huizhou Desay Sv Automotive Co. Ltd. - Class A	25,117	0.0
16,600 (2)(3)	Hygeia Healthcare Holdings Co. Ltd.	59,787	0.0
6,527	Hygon Information Technology Co. Ltd. - Class A	62,703	0.0
5,200	IEIT Systems Co. Ltd. - Class A	25,840	0.0
6,400	Iflytek Co. Ltd. - Class A	37,674	0.0
700	Imeik Technology Development Co. Ltd. - Class A	16,565	0.0
177,800	Industrial & Commercial Bank of China Ltd. - Class A	139,419	0.1
2,692,000	Industrial & Commercial Bank of China Ltd. - Class H	1,600,070	0.5
57,300	Industrial Bank Co. Ltd. - Class A	138,836	0.1
175,700 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	33,808	0.0

See Accompanying Notes to Financial Statements

24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
18,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	$66,768	0.0
48,800	Inner Mongolia Yitai Coal Co. Ltd. - Class B	87,645	0.0
51,500 (1)(2)(3)	Innovent Biologics, Inc.	242,419	0.1
20,063 (1)	iQIYI, Inc., ADR	73,631	0.0
10,400	JA Solar Technology Co. Ltd. - Class A	16,001	0.0
3,500	Jason Furniture Hangzhou Co. Ltd. - Class A	15,528	0.0
6,700	JCET Group Co. Ltd. - Class A	29,120	0.0
47,900 (1)(2)(3)	JD Health International, Inc.	129,883	0.1
89,600 (1)(2)	JD Logistics, Inc.	95,858	0.0
97,750	JD.com, Inc. - Class A	1,269,505	0.4
20,600	Jiangsu Eastern Shenghong Co. Ltd. - Class A	22,572	0.0
50,000	Jiangsu Expressway Co. Ltd. - Class H	53,337	0.0
4,600	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	29,471	0.0
18,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	97,784	0.0
4,300	Jiangsu King's Luck Brewery JSC Ltd. - Class A	27,306	0.0
4,200	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	46,605	0.0
10,400	Jiangsu Zhongtian Technology Co. Ltd. - Class A	22,626	0.0
60,000	Jiangxi Copper Co. Ltd. - Class H	119,427	0.1
22,352	Jinko Solar Co. Ltd. - Class A	21,798	0.0
10,289	Kanzhun Ltd., ADR	193,536	0.1
27,648	KE Holdings, Inc., ADR	391,219	0.1
125,000 (1)	Kingdee International Software Group Co. Ltd.	116,887	0.1
41,400	Kingsoft Corp. Ltd.	119,247	0.1
98,900 (1)(2)	Kuaishou Technology	580,529	0.2
9,713 (1)	Kuang-Chi Technologies Co. Ltd. - Class A	23,126	0.0
4,100	Kunlun Tech Co. Ltd. - Class A	18,131	0.0
3,200	Kweichow Moutai Co. Ltd. - Class A	644,743	0.2
8,900	LB Group Co. Ltd. - Class A	22,723	0.0
342,000	Lenovo Group Ltd.	479,962	0.2
21,300	Lens Technology Co. Ltd. - Class A	53,366	0.0
50,900 (1)	Li Auto, Inc. - Class A	455,834	0.2
100,000	Li Ning Co. Ltd.	215,494	0.1
84,000 (2)	Longfor Group Holdings Ltd.	114,759	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
21,200	LONGi Green Energy Technology Co. Ltd. - Class A	$40,837	0.0
20,600	Luxshare Precision Industry Co. Ltd. - Class A	111,116	0.1
4,143	Luzhou Laojiao Co. Ltd. - Class A	81,646	0.0
6,100	Mango Excellent Media Co. Ltd. - Class A	17,496	0.0
1,900	Maxscend Microelectronics Co. Ltd. - Class A	20,263	0.0
212,200 (1)(2)	Meituan - Class B	3,016,272	0.9
60,400	Metallurgical Corp. of China Ltd. - Class A	25,749	0.0
9,800	Midea Group Co. Ltd. - Class A	86,884	0.0
16,000	MINISO Group Holding Ltd.	76,194	0.0
104,000 (1)(3)	MMG Ltd.	39,679	0.0
3,815	Montage Technology Co. Ltd. - Class A	29,842	0.0
15,900	Muyuan Foods Co. Ltd. - Class A	95,315	0.0
24,100	NARI Technology Co. Ltd. - Class A	82,611	0.0
1,600	NAURA Technology Group Co. Ltd. - Class A	70,179	0.0
81,300	NetEase, Inc.	1,552,499	0.5
8,000	New China Life Insurance Co. Ltd. - Class A	32,929	0.0
29,600	New China Life Insurance Co. Ltd. - Class H	56,311	0.0
62,400 (1)	New Oriental Education & Technology Group, Inc.	479,614	0.2
6,700	Ningbo Sanxing Medical Electric Co. Ltd. - Class A	32,273	0.0
4,100	Ningbo Tuopu Group Co. Ltd. - Class A	30,090	0.0
26,000 (1)	Ningxia Baofeng Energy Group Co. Ltd. - Class A	61,939	0.0
57,599 (1)	NIO, Inc., ADR	239,612	0.1
85,000 (2)	Nongfu Spring Co. Ltd. - Class H	403,740	0.1
28,300	Orient Securities Co. Ltd./ China - Class A	29,546	0.0
441,000	People's Insurance Co. Group of China Ltd. - Class H	151,106	0.1
62,100	PetroChina Co. Ltd. - Class A	88,058	0.0
878,000	PetroChina Co. Ltd. - Class H	886,565	0.3
292,000	PICC Property & Casualty Co. Ltd. - Class H	362,010	0.1
57,500	Ping An Bank Co. Ltd. - Class A	80,200	0.0
32,800	Ping An Insurance Group Co. of China Ltd. - Class A	186,212	0.1

See Accompanying Notes to Financial Statements

25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
275,500	Ping An Insurance Group Co. of China Ltd. - Class H	$1,248,174	0.4
31,500	Poly Developments and Holdings Group Co. Ltd. - Class A	37,917	0.0
22,000 (2)	Pop Mart International Group Ltd.	107,298	0.1
88,500	Postal Savings Bank of China Co. Ltd. - Class A	61,715	0.0
316,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	185,021	0.1
52,800	Power Construction Corp. of China Ltd. - Class A	40,565	0.0
5,063	Qifu Technology, Inc., ADR	99,893	0.0
18,900 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	45,304	0.0
34,200	Rongsheng Petrochemical Co. Ltd. - Class A	45,415	0.0
26,400	SAIC Motor Corp. Ltd. - Class A	50,309	0.0
19,000	Sanan Optoelectronics Co. Ltd. - Class A	30,585	0.0
28,100	Sany Heavy Industry Co. Ltd. - Class A	63,734	0.0
11,900	Satellite Chemical Co. Ltd. - Class A	29,411	0.0
22,100	SDIC Power Holdings Co. Ltd. - Class A	55,478	0.0
4,200 (1)	Seres Group Co. Ltd. - Class A	52,476	0.0
14,500	SF Holding Co. Ltd. - Class A	71,088	0.0
27,500	Shaanxi Coal Industry Co. Ltd. - Class A	97,478	0.0
16,000	Shan Xi Hua Yang Group New Energy Co. Ltd. - Class A	21,917	0.0
17,200	Shandong Gold Mining Co. Ltd. - Class A	64,510	0.0
23,000 (2)	Shandong Gold Mining Co. Ltd. - Class H	45,844	0.0
7,500	Shandong Hualu Hengsheng Chemical Co. Ltd. - Class A	27,464	0.0
6,800	Shandong Linglong Tyre Co. Ltd. - Class A	17,159	0.0
113,200	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	53,925	0.0
6,168	Shanghai Baosight Software Co. Ltd. - Class A	27,047	0.0
37,925	Shanghai Baosight Software Co. Ltd. - Class B	61,309	0.0
48,400 (1)	Shanghai Electric Group Co. Ltd. - Class A	24,622	0.0
10,100	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	30,737	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
38,900	Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	$58,404	0.0
82,000	Shanghai Pudong Development Bank Co. Ltd. - Class A	92,762	0.0
25,600	Shanghai RAAS Blood Products Co. Ltd. - Class A	27,512	0.0
2,420	Shanghai United Imaging Healthcare Co. Ltd. - Class A	36,503	0.0
20,100	Shanxi Coking Coal Energy Group Co. Ltd. - Class A	28,520	0.0
10,500	Shanxi Lu'an Environmental Energy Development Co. Ltd. - Class A	26,190	0.0
3,400	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	98,434	0.0
8,800	Shengyi Technology Co. Ltd. - Class A	25,389	0.0
75,200	Shenwan Hongyuan Group Co. Ltd. - Class A	44,546	0.0
5,100	Shenzhen Inovance Technology Co. Ltd. - Class A	35,965	0.0
3,300	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	132,027	0.1
2,800	Shenzhen New Industries Biomedical Engineering Co. Ltd. - Class A	25,955	0.0
3,334	Shenzhen Transsion Holdings Co. Ltd. - Class A	35,052	0.0
35,200	Shenzhou International Group Holdings Ltd.	343,847	0.1
15,800	Sichuan Chuantou Energy Co. Ltd. - Class A	40,772	0.0
4,500	Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	18,774	0.0
24,940	Sichuan Road and Bridge Group Co. Ltd. - Class A	27,082	0.0
14,000	Silergy Corp.	198,580	0.1
57,600	Sinopharm Group Co. Ltd. - Class H	153,187	0.1
29,000	Sinotruk Hong Kong Ltd.	75,280	0.0
86,000 (2)(3)	Smoore International Holdings Ltd.	104,081	0.0
5,600	Sungrow Power Supply Co. Ltd. - Class A	47,742	0.0
30,600	Sunny Optical Technology Group Co. Ltd.	188,169	0.1
1,060	Suzhou Maxwell Technologies Co. Ltd. - Class A	17,417	0.0
1,680	Suzhou TFC Optical Communication Co. Ltd. - Class A	20,275	0.0

See Accompanying Notes to Financial Statements

26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
18,666 (1)	TAL Education Group, ADR	$199,166	0.1
17,530	TBEA Co. Ltd. - Class A	33,414	0.0
69,040	TCL Technology Group Corp. - Class A	40,969	0.0
14,625	TCL Zhonghuan Renewable Energy Technology Co. Ltd. - Class A	17,385	0.0
276,200	Tencent Holdings Ltd.	13,103,019	4.0
31,827	Tencent Music Entertainment Group, ADR	447,169	0.2
4,700	Tianqi Lithium Corp. - Class A	19,298	0.0
18,400	Tianshui Huatian Technology Co. Ltd. - Class A	20,577	0.0
88,000	Tingyi Cayman Islands Holding Corp.	106,008	0.0
54,800	Tongcheng Travel Holdings Ltd.	108,683	0.1
14,000	Tongwei Co. Ltd. - Class A	36,765	0.0
77,000 (2)	Topsports International Holdings Ltd.	40,887	0.0
42,000 (3)	TravelSky Technology Ltd. - Class H	49,108	0.0
23,100 (1)	Trip.com Group Ltd.	1,093,227	0.4
2,600	Tsingtao Brewery Co. Ltd. - Class A	26,003	0.0
26,000 (3)	Tsingtao Brewery Co. Ltd. - Class H	172,935	0.1
2,900	Unigroup Guoxin Microelectronics Co. Ltd. - Class A	20,912	0.0
8,900	Unisplendour Corp. Ltd. - Class A	27,206	0.0
14,881	Vipshop Holdings Ltd., ADR	193,751	0.1
9,700	Wanhua Chemical Group Co. Ltd. - Class A	107,738	0.1
26,700	Weichai Power Co. Ltd. - Class A	59,655	0.0
77,000	Weichai Power Co. Ltd. - Class H	146,597	0.1
20,300	Wens Foodstuffs Group Co. Ltd. - Class A	55,373	0.0
25,900	Western Securities Co. Ltd. - Class A	22,036	0.0
3,900	Will Semiconductor Co. Ltd. Shanghai - Class A	53,242	0.0
4,600 (1)	Wingtech Technology Co. Ltd. - Class A	17,825	0.0
10,500	Wuliangye Yibin Co. Ltd. - Class A	184,581	0.1
6,100	WUS Printed Circuit Kunshan Co. Ltd. - Class A	30,434	0.0
8,092	WuXi AppTec Co. Ltd. - Class A	43,610	0.0
13,700 (2)	WuXi AppTec Co. Ltd. - Class H	51,232	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
162,000 (1)(2)	Wuxi Biologics Cayman, Inc.	$238,413	0.1
42,900	XCMG Construction Machinery Co. Ltd. - Class A	42,160	0.0
645,600 (1)(2)	Xiaomi Corp. - Class B	1,357,185	0.4
6,400	Xinjiang Daqo New Energy Co. Ltd. - Class A	17,960	0.0
214,000	Xinyi Solar Holdings Ltd.	107,471	0.1
49,100 (1)(3)	XPeng, Inc. - Class A	181,093	0.1
54,000 (2)(3)	Yadea Group Holdings Ltd.	67,936	0.0
12,650	Yankuang Energy Group Co. Ltd. - Class A	39,544	0.0
135,200 (3)	Yankuang Energy Group Co. Ltd. - Class H	192,843	0.1
3,940	Yealink Network Technology Corp. Ltd. - Class A	19,901	0.0
3,912	Yifeng Pharmacy Chain Co. Ltd. - Class A	13,192	0.0
8,900	Yintai Gold Co. Ltd. - Class A	19,870	0.0
11,400	YTO Express Group Co. Ltd. - Class A	24,503	0.0
16,713	Yum China Holdings, Inc.	515,429	0.2
12,700	Yunnan Aluminium Co. Ltd. - Class A	23,542	0.0
6,900	Yunnan Baiyao Group Co. Ltd. - Class A	48,558	0.0
7,800	Yunnan Yuntianhua Co. Ltd. - Class A	20,823	0.0
12 (1)	ZEEKR Intelligent Technology Holding Ltd., ADR	222	0.0
1,800	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	51,306	0.0
63,500	Zhaojin Mining Industry Co. Ltd. - Class H	106,318	0.1
17,000	Zhejiang China Commodities City Group Co. Ltd. - Class A	17,326	0.0
12,100	Zhejiang Dahua Technology Co. Ltd. - Class A	25,664	0.0
70,600	Zhejiang Expressway Co. Ltd. - Class H	47,513	0.0
4,900	Zhejiang Huayou Cobalt Co. Ltd. - Class A	14,877	0.0
4,400	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - Class A	17,382	0.0
11,600	Zhejiang Juhua Co. Ltd. - Class A	38,503	0.0
22,900 (1)(2)	Zhejiang Leapmotor Technology Co. Ltd.	78,378	0.0
11,800	Zhejiang NHU Co. Ltd. - Class A	31,155	0.0
36,600 (1)	Zhejiang Zheneng Electric Power Co. Ltd. - Class A	35,814	0.0

See Accompanying Notes to Financial Statements

27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
3,220	Zhongji Innolight Co. Ltd. - Class A	$60,413	0.0
21,500	Zhongjin Gold Corp. Ltd. - Class A	43,632	0.0
36,000	Zhongsheng Group Holdings Ltd.	52,588	0.0
24,700	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	97,329	0.0
70,100	Zijin Mining Group Co. Ltd. - Class A	168,715	0.1
214,000	Zijin Mining Group Co. Ltd. - Class H	450,900	0.2
26,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	27,665	0.0
16,200 (1)	ZTE Corp. - Class A	62,115	0.0
26,600 (1)	ZTE Corp. - Class H	58,596	0.0
18,012	ZTO Express Cayman, Inc., ADR	373,749	0.1
		71,702,805	22.0
	Colombia: 0.1%
10,801	Bancolombia SA - Preference Shares	91,857	0.1
18,801	Interconexion Electrica SA ESP	82,437	0.0
		174,294	0.1
	Czechia: 0.1%
6,748	CEZ AS	253,864	0.1
3,161	Komercni Banka AS	105,602	0.0
14,909 (2)	Moneta Money Bank AS	64,971	0.0
		424,437	0.1
	Egypt: 0.1%
96,240	Commercial International Bank Egypt SAE	155,090	0.1
65,947	Eastern Co. SAE	24,962	0.0
31,582	Talaat Moustafa Group	37,408	0.0
		217,460	0.1
	Greece: 0.5%
94,701 (1)	Alpha Services and Holdings SA	154,145	0.1
108,796 (1)	Eurobank Ergasias Services and Holdings SA	235,923	0.1
7,827	Hellenic Telecommunications Organization SA	112,503	0.0
4,987	Jumbo SA	143,562	0.0
2,683	Motor Oil Hellas Corinth Refineries SA	67,352	0.0
4,224	Mytilineos SA	157,691	0.1
33,048 (1)	National Bank of Greece SA	275,497	0.1
7,459	OPAP SA	116,948	0.0
44,608 (1)	Piraeus Financial Holdings SA	162,331	0.1
8,917 (1)	Public Power Corp. SA	107,252	0.0
		1,533,204	0.5
	Hong Kong: 1.1%
242,000 (1)(3)	Alibaba Health Information Technology Ltd.	96,617	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
22,500 (3)	Beijing Enterprises Holdings Ltd.	$75,487	0.0
156,000	Beijing Enterprises Water Group Ltd.	47,912	0.0
166,000 (3)	Bosideng International Holdings Ltd.	103,320	0.0
124,000	Brilliance China Automotive Holdings Ltd.	130,033	0.1
29,000 (3)	C&D International Investment Group Ltd.	53,846	0.0
119,600	China Gas Holdings Ltd.	107,158	0.0
54,810	China Merchants Port Holdings Co. Ltd.	81,443	0.0
161,000	China Overseas Land & Investment Ltd.	278,687	0.1
207,000 (3)	China Power International Development Ltd.	107,447	0.0
70,000	China Resources Beer Holdings Co. Ltd.	235,475	0.1
40,300 (3)	China Resources Gas Group Ltd.	141,089	0.1
136,000	China Resources Land Ltd.	463,261	0.2
82,000	China Resources Power Holdings Co. Ltd.	251,237	0.1
268,000 (1)(3)	China Ruyi Holdings Ltd.	71,889	0.0
88,000	China State Construction International Holdings Ltd.	119,647	0.0
63,000	China Taiping Insurance Holdings Co. Ltd.	64,224	0.0
87,800 (3)	Chow Tai Fook Jewellery Group Ltd.	95,052	0.0
80,000	Far East Horizon Ltd.	52,042	0.0
914,000 (3)	GCL Technology Holdings Ltd.	135,386	0.1
260,000	Geely Automobile Holdings Ltd.	292,344	0.1
132,000	Guangdong Investment Ltd.	77,115	0.0
170,000	Kunlun Energy Co. Ltd.	175,894	0.1
5,500	Orient Overseas International Ltd.	89,376	0.0
451,000	Sino Biopharmaceutical Ltd.	154,250	0.1
208,000	Want Want China Holdings Ltd.	125,721	0.0
		3,625,952	1.1
	Hungary: 0.2%
17,969	MOL Hungarian Oil & Gas PLC	140,221	0.0
9,437	OTP Bank Nyrt	468,100	0.1
5,801	Richter Gedeon Nyrt	150,684	0.1
		759,005	0.2
	India: 18.5%
2,281	ABB India Ltd.	232,150	0.1
7,178	Adani Enterprises Ltd.	273,127	0.1
13,350 (1)	Adani Green Energy Ltd.	285,553	0.1
22,176	Adani Ports & Special Economic Zone Ltd.	392,555	0.1

See Accompanying Notes to Financial Statements

28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
32,636 (1)	Adani Power Ltd.	$280,590	0.1
25,390	Ambuja Cements Ltd.	203,622	0.1
7,185	APL Apollo Tubes Ltd.	133,810	0.0
4,263	Apollo Hospitals Enterprise Ltd.	315,650	0.1
63,323	Ashok Leyland Ltd.	183,443	0.1
16,076	Asian Paints Ltd.	561,290	0.2
5,905	Astral Ltd.	168,343	0.1
10,642 (2)	AU Small Finance Bank Ltd.	85,700	0.0
11,451	Aurobindo Pharma Ltd.	165,647	0.1
6,760 (1)(2)	Avenue Supermarts Ltd.	382,365	0.1
96,023	Axis Bank Ltd.	1,455,211	0.5
2,893	Bajaj Auto Ltd.	329,577	0.1
11,655	Bajaj Finance Ltd.	993,275	0.3
15,926	Bajaj Finserv Ltd.	302,910	0.1
1,103	Bajaj Holdings & Investment Ltd.	112,800	0.0
3,338	Balkrishna Industries Ltd.	128,999	0.0
36,331 (2)	Bandhan Bank Ltd.	88,715	0.0
44,778	Bank of Baroda	147,586	0.0
157,301	Bharat Electronics Ltd.	575,666	0.2
11,115	Bharat Forge Ltd.	222,517	0.1
39,835	Bharat Heavy Electricals Ltd.	143,389	0.0
64,666	Bharat Petroleum Corp. Ltd.	235,270	0.1
94,170	Bharti Airtel Ltd.	1,629,276	0.5
164	Bosch Ltd.	67,002	0.0
4,497 (1)	Britannia Industries Ltd.	294,936	0.1
46,488	Canara Bank	66,454	0.0
26,720	CG Power & Industrial Solutions Ltd.	225,534	0.1
17,950	Cholamandalam Investment and Finance Co. Ltd.	305,875	0.1
22,243	Cipla Ltd./India	394,253	0.1
65,647	Coal India Ltd.	371,929	0.1
5,869	Colgate-Palmolive India Ltd.	199,867	0.1
10,418	Container Corp. Of India Ltd.	129,975	0.0
5,927	Cummins India Ltd.	281,441	0.1
25,934	Dabur India Ltd.	186,671	0.1
5,049	Divi's Laboratories Ltd.	277,957	0.1
31,142	DLF Ltd.	307,438	0.1
4,932	Dr Reddy's Laboratories Ltd.	378,305	0.1
5,789	Eicher Motors Ltd.	324,173	0.1
98,228	GAIL India Ltd.	258,049	0.1
74,564 (1)	GMR Airports Infrastructure Ltd.	86,095	0.0
17,225	Godrej Consumer Products Ltd.	283,712	0.1
5,464 (1)	Godrej Properties Ltd.	209,700	0.1
11,142	Grasim Industries Ltd.	356,264	0.1
10,785	Havells India Ltd.	235,553	0.1
39,520	HCL Technologies Ltd.	689,972	0.2
3,930 (2)	HDFC Asset Management Co. Ltd.	188,038	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
117,703	HDFC Bank Ltd.	$2,376,919	0.7
40,836 (2)	HDFC Life Insurance Co. Ltd.	291,109	0.1
5,154	Hero MotoCorp Ltd.	344,195	0.1
57,575	Hindalco Industries Ltd.	477,261	0.1
8,628	Hindustan Aeronautics Ltd.	544,179	0.2
36,656	Hindustan Petroleum Corp. Ltd.	145,743	0.0
34,202	Hindustan Unilever Ltd.	1,013,273	0.3
217,608	ICICI Bank Ltd.	3,132,119	1.0
10,274 (2)	ICICI Lombard General Insurance Co. Ltd.	220,011	0.1
15,466 (2)	ICICI Prudential Life Insurance Co. Ltd.	112,123	0.0
153,420 (1)	IDFC First Bank Ltd.	150,980	0.0
36,100	Indian Hotels Co. Ltd.	270,068	0.1
120,344	Indian Oil Corp. Ltd.	238,431	0.1
10,769	Indian Railway Catering & Tourism Corp. Ltd.	127,543	0.0
29,402 (1)	Indus Towers Ltd.	132,189	0.0
12,361	IndusInd Bank Ltd.	216,788	0.1
3,042	Info Edge India Ltd.	247,298	0.1
139,097	Infosys Ltd.	2,610,389	0.8
7,321 (1)(2)	InterGlobe Aviation Ltd.	371,003	0.1
124,103	ITC Ltd.	631,633	0.2
11,677	Jindal Stainless Ltd.	115,016	0.0
15,445	Jindal Steel & Power Ltd.	193,128	0.1
12,574	JSW Energy Ltd.	110,603	0.0
25,979	JSW Steel Ltd.	289,775	0.1
17,032	Jubilant Foodworks Ltd.	114,850	0.0
45,778	Kotak Mahindra Bank Ltd.	986,956	0.3
28,204	Larsen & Toubro Ltd.	1,198,039	0.4
3,726 (2)	LTIMindtree Ltd.	240,036	0.1
9,664	Lupin Ltd.	187,604	0.1
11,439 (2)	Macrotech Developers Ltd.	206,290	0.1
39,163	Mahindra & Mahindra Ltd.	1,344,371	0.4
3,058 (1)	Mankind Pharma Ltd.	77,883	0.0
21,465	Marico Ltd.	157,766	0.1
5,901	Maruti Suzuki India Ltd.	850,822	0.3
32,952	Max Healthcare Institute Ltd.	371,117	0.1
3,250	Mphasis Ltd.	95,478	0.0
88	MRF Ltd.	136,532	0.0
5,080	Muthoot Finance Ltd.	109,253	0.0
13,997	Nestle India Ltd.	427,891	0.1
108,257	NHPC Ltd.	130,502	0.0
33,547	NMDC Ltd.	98,738	0.0
183,810	NTPC Ltd.	833,538	0.3
132,733	Oil & Natural Gas Corp. Ltd.	435,574	0.1
259	Page Industries Ltd.	121,280	0.0
11,125 (1)	PB Fintech Ltd.	186,373	0.1
4,280	Persistent Systems Ltd.	217,332	0.1
32,941	Petronet LNG Ltd.	130,232	0.0
3,588	Phoenix Mills Ltd.	154,122	0.1
3,641	PI Industries Ltd.	165,658	0.1
6,533	Pidilite Industries Ltd.	247,193	0.1
2,003	Polycab India Ltd.	161,749	0.1
63,332	Power Finance Corp. Ltd.	367,724	0.1

See Accompanying Notes to Financial Statements

29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
195,517	Power Grid Corp. of India Ltd.	$774,307	0.2
73,528	Punjab National Bank	108,477	0.0
56,252	REC Ltd.	353,824	0.1
127,635	Reliance Industries Ltd.	4,784,606	1.5
120,444 (1)	Reliance Strategic Investments Ltd.	515,907	0.2
101,284	Samvardhana Motherson International Ltd.	230,599	0.1
12,349	SBI Cards & Payment Services Ltd.	107,152	0.0
18,968 (2)	SBI Life Insurance Co. Ltd.	339,093	0.1
381	Shree Cement Ltd.	127,194	0.0
12,016	Shriram Finance Ltd.	418,531	0.1
3,770	Siemens Ltd.	347,902	0.1
1,003	Solar Industries India Ltd.	120,268	0.0
17,726 (2)	Sona Blw Precision Forgings Ltd.	136,083	0.0
6,408	SRF Ltd.	186,921	0.1
74,688	State Bank of India	758,781	0.2
40,095	Sun Pharmaceutical Industries Ltd.	730,117	0.2
2,089	Sundaram Finance Ltd.	117,406	0.0
2,752	Supreme Industries Ltd.	196,131	0.1
378,081 (1)	Suzlon Energy Ltd.	238,870	0.1
4,956	Tata Communications Ltd.	110,054	0.0
37,684	Tata Consultancy Services Ltd.	1,760,343	0.5
24,080	Tata Consumer Products Ltd.	316,341	0.1
1,442	Tata Elxsi Ltd.	120,892	0.0
72,332	Tata Motors Ltd.	857,061	0.3
15,332	Tata Motors Ltd. - DVR Shares	122,155	0.0
61,999	Tata Power Co. Ltd.	327,151	0.1
312,725	Tata Steel Ltd.	651,000	0.2
22,554	Tech Mahindra Ltd.	385,624	0.1
1,351	Thermax Ltd.	86,661	0.0
14,848	Titan Co. Ltd.	605,093	0.2
4,342	Torrent Pharmaceuticals Ltd.	145,206	0.0
5,900	Torrent Power Ltd.	105,886	0.0
7,712	Trent Ltd.	506,058	0.2
4,502	Tube Investments of India Ltd.	229,711	0.1
10,168	TVS Motor Co. Ltd.	287,954	0.1
4,869	UltraTech Cement Ltd.	680,281	0.2
52,923	Union Bank of India Ltd.	86,477	0.0
12,395	United Spirits Ltd.	189,429	0.1
19,889	UPL Ltd.	136,042	0.0
19,196	Varun Beverages Ltd.	374,374	0.1
40,917	Vedanta Ltd.	222,573	0.1
54,543	Wipro Ltd.	336,707	0.1
557,232 (1)	Yes Bank Ltd.	157,908	0.1
267,889 (1)	Zomato Ltd.	642,872	0.2
		60,300,930	18.5

	Indonesia: 1.5%
595,700	Adaro Energy Indonesia Tbk PT	101,496	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Indonesia (continued)
279,100 (1)	Amman Mineral Internasional PT	$187,249	0.1
318,100	Aneka Tambang Tbk	24,225	0.0
831,200	Astra International Tbk PT	225,952	0.1
2,318,300	Bank Central Asia Tbk PT	1,402,782	0.4
1,566,500	Bank Mandiri Persero Tbk PT	586,049	0.2
636,100	Bank Negara Indonesia Persero Tbk PT	180,496	0.1
2,855,700	Bank Rakyat Indonesia Persero Tbk PT	800,728	0.3
1,212,136	Barito Pacific Tbk PT	73,141	0.0
313,800	Chandra Asri Pacific Tbk PT	176,782	0.1
310,200	Charoen Pokphand Indonesia Tbk PT	96,138	0.0
35,557,900 (1)	GoTo Gojek Tokopedia Tbk PT	108,140	0.0
116,000	Indah Kiat Pulp & Paper Tbk PT	62,944	0.0
99,900	Indofood CBP Sukses Makmur Tbk PT	62,838	0.0
172,200	Indofood Sukses Makmur Tbk PT	63,885	0.0
862,900	Kalbe Farma Tbk PT	80,362	0.0
387,600 (1)	Merdeka Copper Gold Tbk PT	56,151	0.0
783,100	Sumber Alfaria Trijaya Tbk PT	131,513	0.1
2,061,200	Telkom Indonesia Persero Tbk PT	391,602	0.1
316,000	Unilever Indonesia Tbk PT	58,161	0.0
62,000	United Tractors Tbk PT	83,131	0.0
		4,953,765	1.5

	Ireland: 1.0%
24,987 (1)	PDD Holdings, Inc., ADR	3,322,022	1.0

	Kuwait: 0.7%
62,883	Boubyan Bank KSCP	116,273	0.0
89,936	Gulf Bank KSCP	83,804	0.0
405,984	Kuwait Finance House KSCP	942,313	0.3
29,797	Mabanee Co. KPSC	80,708	0.0
84,697	Mobile Telecommunications Co. KSCP	122,994	0.1
329,864	National Bank of Kuwait SAKP	927,475	0.3
		2,273,567	0.7

	Luxembourg: 0.0%
5,680	Reinet Investments SCA	143,454	0.0

	Malaysia: 1.3%
97,400	AMMB Holdings Bhd	88,453	0.0
127,400	Axiata Group Bhd	70,474	0.0
152,000	CELCOMDIGI BHD	118,440	0.1
271,600	CIMB Group Holdings Bhd	391,309	0.1
84,800	Gamuda Bhd	118,157	0.1
87,400	Genting Bhd	87,179	0.0
126,100	Genting Malaysia Bhd	68,067	0.0

See Accompanying Notes to Financial Statements

30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Malaysia (continued)
27,700	Hong Leong Bank Bhd	$112,639	0.1
87,600	IHH Healthcare Bhd	116,986	0.1
120,000	Inari Amertron Bhd	93,945	0.0
113,800	IOI Corp. Bhd	89,160	0.0
20,700	Kuala Lumpur Kepong Bhd	90,447	0.0
222,000	Malayan Banking Bhd	468,706	0.2
38,700	Malaysia Airports Holdings Bhd	81,169	0.0
103,000	Maxis Bhd	77,073	0.0
53,600	MISC Bhd	96,639	0.0
122,200 (2)	MR DIY Group M Bhd	50,252	0.0
2,900	Nestle Malaysia Bhd	74,690	0.0
121,700	Petronas Chemicals Group Bhd	162,642	0.1
13,400	Petronas Dagangan Bhd	49,538	0.0
31,900	Petronas Gas Bhd	120,500	0.1
28,700	PPB Group Bhd	86,913	0.0
163,300	Press Metal Aluminium Holdings Bhd	199,173	0.1
612,800	Public Bank Bhd	521,859	0.2
54,600	QL Resources Bhd	75,386	0.0
71,800	RHB Bank Bhd	83,849	0.0
119,700	Sime Darby Bhd	66,404	0.0
88,700	Sime Darby Plantation Bhd	79,233	0.0
47,700	Telekom Malaysia Bhd	68,341	0.0
109,400	Tenaga Nasional Bhd	319,562	0.1
117,600	YTL Corp. Bhd	85,767	0.0
86,500	YTL Power International Bhd	88,077	0.0
		4,301,029	1.3

	Mexico: 2.1%
134,008	Alfa SAB de CV - Class A	78,083	0.0
776,307 (1)	America Movil SAB de CV	661,526	0.2
20,826	Arca Continental SAB de CV	204,788	0.1
33,178 (2)	Banco del Bajio SA	101,193	0.0
621,294	Cemex SAB de CV	397,329	0.1
21,808	Coca-Cola Femsa SAB de CV	187,576	0.1
122,940	Fibra Uno Administracion SA de CV	151,735	0.1
80,285	Fomento Economico Mexicano SAB de CV	861,830	0.3
7,778	Gruma SAB de CV - Class B	142,470	0.0
12,100	Grupo Aeroportuario del Centro Norte SAB de CV	102,680	0.0
16,199	Grupo Aeroportuario del Pacifico SAB de CV - Class B	254,580	0.1
7,634	Grupo Aeroportuario del Sureste SAB de CV - Class B	230,147	0.1
54,771	Grupo Bimbo SAB de CV	193,427	0.1
23,941	Grupo Carso SAB de CV	164,636	0.1
108,969	Grupo Financiero Banorte SAB de CV - Class O	848,046	0.3
77,212 (1)	Grupo Financiero Inbursa SAB de CV - Class O	183,123	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
130,798	Grupo Mexico SAB de CV	$705,716	0.2
8,567 (1)	Industrias Penoles SAB de CV	111,219	0.0
61,949	Kimberly-Clark de Mexico SAB de CV - Class A	106,832	0.0
54,762	Operadora De Sites Mexicanos SAB de CV - Class 1	49,419	0.0
43,268	Orbia Advance Corp. SAB de CV	60,355	0.0
30,877	Prologis Property Mexico SA de CV	100,656	0.0
8,155	Promotora y Operadora de Infraestructura SAB de CV	75,465	0.0
214,279	Wal-Mart de Mexico SAB de CV	731,910	0.2
		6,704,741	2.1
	Netherlands: 0.0%
23,518	NEPI Rockcastle NV	169,814	0.0

	Peru: 0.2%
7,387	Cia de Minas Buenaventura SAA, ADR	125,210	0.0
2,846	Credicorp Ltd.	459,145	0.2
		584,355	0.2

	Philippines: 0.5%
10,890	Ayala Corp.	108,038	0.0
284,900	Ayala Land, Inc.	138,301	0.1
78,145	Bank of the Philippine Islands	158,799	0.1
100,010	BDO Unibank, Inc.	218,760	0.1
42,650	International Container Terminal Services, Inc.	254,551	0.1
111,740	JG Summit Holdings, Inc.	49,665	0.0
19,060	Jollibee Foods Corp.	73,407	0.0
11,580	Manila Electric Co.	72,314	0.0
76,450	Metropolitan Bank & Trust Co.	88,242	0.0
3,170	PLDT, Inc.	77,723	0.0
9,120	SM Investments Corp.	129,022	0.0
421,400	SM Prime Holdings, Inc.	203,172	0.1
36,500	Universal Robina Corp.	69,252	0.0
		1,641,246	0.5

	Poland: 0.9%
24,399 (1)(2)	Allegro.eu SA	228,031	0.1
7,787	Bank Polska Kasa Opieki SA	324,009	0.1
547	Budimex SA	94,644	0.0
2,667 (3)	CD Projekt SA	91,995	0.0
2,024 (1)(2)	Dino Polska SA	203,959	0.1
5,845	KGHM Polska Miedz SA	216,861	0.1
46	L.P. SA	195,092	0.0
639 (1)	mBank SA	100,691	0.0
35,548 (1)	PGE Polska Grupa Energetyczna SA	63,411	0.0
23,288	Polski Koncern Naftowy ORLEN SA	391,259	0.1
36,844	Powszechna Kasa Oszczednosci Bank Polski SA	574,778	0.2

See Accompanying Notes to Financial Statements

31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Poland (continued)
25,128	Powszechny Zaklad Ubezpieczen SA	$320,814	0.1
1,509	Santander Bank Polska SA	202,235	0.1
		3,007,779	0.9

	Qatar: 0.8%
87,918	Barwa Real Estate Co.	66,373	0.0
136,227	Commercial Bank PSQC	160,472	0.1
82,867	Dukhan Bank	85,962	0.0
62,767	Industries Qatar QSC	220,609	0.1
238,024	Masraf Al Rayan QSC	152,963	0.1
221,175	Mesaieed Petrochemical Holding Co.	100,032	0.0
34,030	Ooredoo QPSC	95,332	0.0
20,110	Qatar Electricity & Water Co. QSC	86,647	0.0
25,443	Qatar Fuel QSC	104,284	0.0
106,388	Qatar Gas Transport Co. Ltd.	137,564	0.1
41,768	Qatar International Islamic Bank QSC	114,716	0.0
74,826	Qatar Islamic Bank SAQ	384,089	0.1
191,972	Qatar National Bank QPSC	773,067	0.3
		2,482,110	0.8

	Saudi Arabia: 3.8%
5,945	ACWA Power Co.	561,286	0.2
9,190 (1)	Ades Holding Co.	49,286	0.0
5,736 (1)	Advanced Petrochemical Co.	58,909	0.0
82,210	Al Rajhi Bank	1,791,930	0.6
52,188	Alinma Bank	435,175	0.1
10,451	Almarai Co. JSC	157,500	0.1
37,817	Arab National Bank	204,654	0.1
1,023	Arabian Internet & Communications Services Co.	79,661	0.0
26,243	Bank AlBilad	228,776	0.1
22,020 (1)	Bank Al-Jazira	97,154	0.0
25,079	Banque Saudi Fransi	237,692	0.1
3,498	Bupa Arabia for Cooperative Insurance Co.	239,627	0.1
3,146	Co. for Cooperative Insurance	121,231	0.0
1,564	Dallah Healthcare Co.	66,283	0.0
22,737 (1)	Dar Al Arkan Real Estate Development Co.	71,468	0.0
3,672	Dr Sulaiman Al Habib Medical Services Group Co.	281,709	0.1
1,016	Elm Co.	232,188	0.1
16,207	Etihad Etisalat Co.	230,534	0.1
24,926	Jarir Marketing Co.	84,263	0.0
20,672	Mobile Telecommunications Co. Saudi Arabia	64,576	0.0
4,205	Mouwasat Medical Services Co.	135,588	0.0
1,511	Nahdi Medical Co.	52,848	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
3,643	Power & Water Utility Co. for Jubail & Yanbu	$58,888	0.0
61,719	Riyad Bank	429,086	0.1
9,798	SABIC Agri-Nutrients Co.	294,809	0.1
15,611	Sahara International Petrochemical Co.	121,506	0.0
679	SAL Saudi Logistics Services	54,651	0.0
54,410 (1)	Saudi Arabian Mining Co.	624,896	0.2
151,397 (2)	Saudi Arabian Oil Co.	1,115,677	0.4
2,345	Saudi Aramco Base Oil Co.	82,246	0.0
42,372	Saudi Awwal Bank	437,464	0.1
37,343	Saudi Basic Industries Corp.	731,611	0.2
33,609	Saudi Electricity Co.	147,182	0.1
16,391	Saudi Industrial Investment Group	91,845	0.0
26,483	Saudi Investment Bank	90,656	0.0
32,336 (1)	Saudi Kayan Petrochemical Co.	69,868	0.0
123,027	Saudi National Bank	1,213,569	0.4
1,543 (1)	Saudi Research & Media Group	84,807	0.0
2,051	Saudi Tadawul Group Holding Co.	136,352	0.1
83,480	Saudi Telecom Co.	834,387	0.3
11,190 (1)	Savola Group	139,121	0.1
12,143	Yanbu National Petrochemical Co.	118,444	0.0
		12,359,403	3.8

	Singapore: 0.0%
8,600 (2)	BOC Aviation Ltd.	61,430	0.0

	South Africa: 2.6%
35,320	Absa Group Ltd.	307,603	0.1
2,825	Anglo American Platinum Ltd.	93,035	0.0
15,867	Aspen Pharmacare Holdings Ltd.	203,473	0.1
13,981	Bid Corp. Ltd.	326,492	0.1
12,214	Bidvest Group Ltd.	191,714	0.1
3,669	Capitec Bank Holdings Ltd.	532,722	0.2
10,034	Clicks Group Ltd.	190,988	0.1
22,147	Discovery Ltd.	163,956	0.1
10,357	Exxaro Resources Ltd.	102,062	0.0
210,778	FirstRand Ltd.	893,955	0.3
37,678	Gold Fields Ltd.	563,004	0.2
24,066	Harmony Gold Mining Co. Ltd.	222,809	0.1
38,322	Impala Platinum Holdings Ltd.	190,324	0.1
2,739	Kumba Iron Ore Ltd.	66,185	0.0
70,966	MTN Group Ltd.	330,232	0.1
7,443	Naspers Ltd. - Class N	1,459,337	0.4
18,397	Nedbank Group Ltd.	260,444	0.1
15,458	Northam Platinum Holdings Ltd.	108,158	0.0
181,252	Old Mutual Ltd.	123,433	0.0

See Accompanying Notes to Financial Statements

32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Africa (continued)
36,956	OUTsurance Group Ltd.	$94,290	0.0
99,978 (2)	Pepkor Holdings Ltd.	102,820	0.0
21,387	Remgro Ltd.	159,976	0.0
73,473	Sanlam Ltd.	326,784	0.1
24,190	Sasol Ltd.	183,733	0.1
20,836	Shoprite Holdings Ltd.	326,710	0.1
120,410	Sibanye Stillwater Ltd.	130,159	0.0
55,962	Standard Bank Group Ltd.	651,615	0.2
25,416	Vodacom Group Ltd.	136,373	0.0
39,473	Woolworths Holdings Ltd./ South Africa	134,037	0.0
		8,576,423	2.6

	South Korea: 11.1%
1,635 (1)	Alteogen, Inc.	331,448	0.1
1,244	Amorepacific Corp.	150,587	0.1
838 (1)	Celltrion Pharm, Inc.	53,782	0.0
6,421	Celltrion, Inc.	809,578	0.3
335	CJ CheilJedang Corp.	93,474	0.0
1,022 (1)	CosmoAM&T Co. Ltd.	106,239	0.0
2,410	Coway Co. Ltd.	111,711	0.0
1,954	DB Insurance Co. Ltd.	161,895	0.1
2,337	Doosan Bobcat, Inc.	86,521	0.0
19,097 (1)	Doosan Enerbility Co. Ltd.	277,628	0.1
2,055 (1)	Ecopro BM Co. Ltd.	271,114	0.1
4,196 (1)	Ecopro Co. Ltd.	272,575	0.1
521 (1)	Ecopro Materials Co. Ltd.	34,120	0.0
457 (1)	Enchem Co. Ltd.	74,127	0.0
1,814	GS Holdings Corp.	61,592	0.0
12,264	Hana Financial Group, Inc.	539,371	0.2
787	Hanjin Kal Corp.	36,730	0.0
3,175	Hankook Tire & Technology Co. Ltd.	103,756	0.0
288	Hanmi Pharm Co. Ltd.	56,381	0.0
1,842	Hanmi Semiconductor Co. Ltd.	227,570	0.1
1,514	Hanwha Aerospace Co. Ltd.	273,047	0.1
3,160 (1)	Hanwha Ocean Co. Ltd.	70,045	0.0
4,727	Hanwha Solutions Corp.	93,967	0.0
1,894	HD Hyundai Co. Ltd.	102,114	0.0
865	HD Hyundai Electric Co. Ltd.	193,301	0.1
956 (1)	HD Hyundai Heavy Industries Co. Ltd.	107,838	0.0
1,788 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	205,822	0.1
4,966 (1)	HLB, Inc.	209,964	0.1
10,095	HMM Co. Ltd.	143,830	0.1
880	HYBE Co. Ltd.	128,888	0.0
3,139	Hyundai Engineering & Construction Co. Ltd.	72,753	0.0
779	Hyundai Glovis Co. Ltd.	123,560	0.0
2,540	Hyundai Mobis Co. Ltd.	461,450	0.2
5,639	Hyundai Motor Co.	1,202,561	0.4
3,657	Hyundai Steel Co.	76,838	0.0
10,863	Industrial Bank of Korea	110,592	0.0
13,040	Kakao Corp.	382,041	0.1
7,055	KakaoBank Corp.	103,470	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
16,079	KB Financial Group, Inc.	$914,576	0.3
10,935	Kia Corp.	1,023,203	0.3
3,199	Korea Aerospace Industries Ltd.	122,793	0.0
10,670 (1)	Korea Electric Power Corp.	151,046	0.1
1,705	Korea Investment Holdings Co. Ltd.	86,201	0.0
357	Korea Zinc Co. Ltd.	133,004	0.1
7,254	Korean Air Lines Co. Ltd.	122,181	0.0
1,223 (1)	Krafton, Inc.	248,782	0.1
1,312	KT Corp.	35,557	0.0
4,213	KT&G Corp.	269,198	0.1
1,480 (1)	Kum Yang Co. Ltd.	91,730	0.0
726	Kumho Petrochemical Co. Ltd.	76,994	0.0
1,076 (1)	L&F Co. Ltd.	104,980	0.0
2,061	LG Chem Ltd.	513,591	0.2
3,920	LG Corp.	228,040	0.1
13,603 (1)	LG Display Co. Ltd.	113,041	0.0
4,394	LG Electronics, Inc.	352,158	0.1
1,952 (1)	LG Energy Solution Ltd.	460,074	0.2
393	LG H&H Co. Ltd.	98,158	0.0
607	LG Innotek Co. Ltd.	119,254	0.0
7,292	LG Uplus Corp.	51,932	0.0
761	Lotte Chemical Corp.	63,129	0.0
4,091	Meritz Financial Group, Inc.	234,240	0.1
9,766	Mirae Asset Securities Co. Ltd.	51,657	0.0
5,402	NAVER Corp.	650,042	0.2
594	NCSoft Corp.	77,178	0.0
1,020 (1)(2)	Netmarble Corp.	39,534	0.0
5,203	NH Investment & Securities Co. Ltd.	47,793	0.0
978	Orion Corp./Republic of Korea	65,285	0.0
2,281	Posco DX Co. Ltd.	63,057	0.0
1,306	POSCO Future M Co. Ltd.	242,808	0.1
2,998	POSCO Holdings, Inc.	784,702	0.3
2,267	Posco International Corp.	106,815	0.0
746 (1)(2)	Samsung Biologics Co. Ltd.	392,602	0.1
3,507	Samsung C&T Corp.	359,906	0.1
2,363	Samsung Electro-Mechanics Co. Ltd.	269,432	0.1
199,414	Samsung Electronics Co. Ltd.	11,736,275	3.6
6,708 (1)	Samsung Engineering Co. Ltd.	116,913	0.0
1,300	Samsung Fire & Marine Insurance Co. Ltd.	365,675	0.1
28,192 (1)	Samsung Heavy Industries Co. Ltd.	191,210	0.1
3,354	Samsung Life Insurance Co. Ltd.	214,524	0.1
2,307	Samsung SDI Co. Ltd.	589,094	0.2
1,635	Samsung SDS Co. Ltd.	175,496	0.1
18,110	Shinhan Financial Group Co. Ltd.	631,350	0.2

See Accompanying Notes to Financial Statements

33

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
1,375 (1)	SK Biopharmaceuticals Co. Ltd.	$77,041	0.0
1,169 (1)	SK Bioscience Co. Ltd.	44,479	0.0
22,803 (1)	SK hynix, Inc.	3,869,866	1.2
1,259 (1)(2)	SK IE Technology Co. Ltd.	40,101	0.0
2,548 (1)	SK Innovation Co. Ltd.	213,487	0.1
4,128 (1)	SK Square Co. Ltd.	297,890	0.1
2,084	SK Telecom Co. Ltd.	77,811	0.0
1,524	SK, Inc.	174,423	0.1
828 (1)	SKC Co. Ltd.	100,806	0.0
1,926	S-Oil Corp.	92,844	0.0
24,411	Woori Financial Group, Inc.	260,462	0.1
2,447	Yuhan Corp.	143,226	0.1
		36,099,926	11.1

	Taiwan: 18.6%
21,000	Accton Technology Corp.	357,409	0.1
125,000	Acer, Inc.	180,059	0.1
19,595	Advantech Co. Ltd.	223,085	0.1
6,000	Airtac International Group	182,114	0.1
3,000	Alchip Technologies Ltd.	225,888	0.1
128,000	ASE Technology Holding Co. Ltd.	663,080	0.2
95,000	Asia Cement Corp.	128,373	0.0
13,000	Asia Vital Components Co. Ltd.	304,409	0.1
30,000	Asustek Computer, Inc.	459,176	0.1
282,000	AUO Corp.	154,214	0.0
24,000	Catcher Technology Co. Ltd.	171,444	0.1
395,000	Cathay Financial Holding Co. Ltd.	717,351	0.2
61,200	Chailease Holding Co. Ltd.	288,863	0.1
226,225	Chang Hwa Commercial Bank Ltd.	128,594	0.0
80,000	Cheng Shin Rubber Industry Co. Ltd.	121,781	0.0
125,000	China Airlines Ltd.	91,163	0.0
670,000	China Development Financial Holding Corp.	311,376	0.1
496,000	China Steel Corp.	352,887	0.1
156,000	Chunghwa Telecom Co. Ltd.	604,483	0.2
179,000	Compal Electronics, Inc.	190,815	0.1
746,000	CTBC Financial Holding Co. Ltd.	869,899	0.3
82,000	Delta Electronics, Inc.	978,056	0.3
36,000	E Ink Holdings, Inc.	278,744	0.1
591,664	E.Sun Financial Holding Co. Ltd.	520,887	0.2
7,000	Eclat Textile Co. Ltd.	114,047	0.0
3,000	eMemory Technology, Inc.	235,657	0.1
117,000	Eva Airways Corp.	137,338	0.0
43,000	Evergreen Marine Corp. Taiwan Ltd.	255,814	0.1
117,000	Far Eastern New Century Corp.	127,155	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
75,000	Far EasTone Telecommunications Co. Ltd.	$194,470	0.1
21,720	Feng TAY Enterprise Co. Ltd.	103,547	0.0
458,550	First Financial Holding Co. Ltd.	397,265	0.1
149,000	Formosa Chemicals & Fibre Corp.	231,236	0.1
47,000	Formosa Petrochemical Corp.	93,772	0.0
159,000	Formosa Plastics Corp.	281,699	0.1
5,000	Fortune Electric Co. Ltd.	145,193	0.0
324,400	Fubon Financial Holding Co. Ltd.	792,247	0.2
22,000	Gigabyte Technology Co. Ltd.	205,939	0.1
4,000	Global Unichip Corp.	197,165	0.1
11,000	Globalwafers Co. Ltd.	182,146	0.1
520,000	Hon Hai Precision Industry Co. Ltd.	3,423,641	1.1
12,420	Hotai Motor Co. Ltd.	238,044	0.1
371,000	Hua Nan Financial Holdings Co. Ltd.	301,700	0.1
368,800	Innolux Corp.	162,715	0.0
115,000	Inventec Corp.	196,728	0.1
4,000	Largan Precision Co. Ltd.	337,558	0.1
85,000	Lite-On Technology Corp.	276,122	0.1
63,000	MediaTek, Inc.	2,713,309	0.8
484,230	Mega Financial Holding Co. Ltd.	602,765	0.2
31,000	Micro-Star International Co. Ltd.	169,654	0.1
200,000	Nan Ya Plastics Corp.	303,476	0.1
53,000 (1)	Nanya Technology Corp.	113,696	0.0
8,000	Nien Made Enterprise Co. Ltd.	96,084	0.0
24,000	Novatek Microelectronics Corp.	447,595	0.1
84,000	Pegatron Corp.	269,992	0.1
10,000 (1)	PharmaEssentia Corp.	172,533	0.1
93,000	Pou Chen Corp.	100,152	0.0
23,000	President Chain Store Corp.	193,850	0.1
113,000	Quanta Computer, Inc.	1,080,240	0.3
21,000	Realtek Semiconductor Corp.	352,406	0.1
68,300	Ruentex Development Co. Ltd.	91,733	0.0
163,000	Shanghai Commercial & Savings Bank Ltd.	231,626	0.1
552,000 (1)	Shin Kong Financial Holding Co. Ltd.	167,279	0.1
453,380	SinoPac Financial Holdings Co. Ltd.	355,668	0.1
54,000	Synnex Technology International Corp.	121,528	0.0
471,390	Taishin Financial Holding Co. Ltd.	274,035	0.1
259,200	Taiwan Business Bank	145,326	0.0

See Accompanying Notes to Financial Statements

34

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
281,000	Taiwan Cement Corp.	$296,162	0.1
432,300	Taiwan Cooperative Financial Holding Co. Ltd.	346,369	0.1
69,000	Taiwan High Speed Rail Corp.	64,627	0.0
75,000	Taiwan Mobile Co. Ltd.	247,329	0.1
1,028,000	Taiwan Semiconductor Manufacturing Co. Ltd.	30,457,198	9.3
58,000	Unimicron Technology Corp.	320,893	0.1
199,000	Uni-President Enterprises Corp.	498,706	0.2
470,000	United Microelectronics Corp.	812,882	0.2
38,000	Vanguard International Semiconductor Corp.	151,329	0.0
3,000	Voltronic Power Technology Corp.	177,619	0.1
121,000	Walsin Lihwa Corp.	132,254	0.0
29,000	Wan Hai Lines Ltd.	79,201	0.0
134,522	Winbond Electronics Corp.	106,332	0.0
111,000	Wistron Corp.	360,259	0.1
4,000	Wiwynn Corp.	323,950	0.1
69,000	WPG Holdings Ltd.	190,827	0.1
14,000	Yageo Corp.	314,470	0.1
73,000	Yang Ming Marine Transport Corp.	167,865	0.1
429,040	Yuanta Financial Holding Co. Ltd.	423,117	0.1
29,000	Zhen Ding Technology Holding Ltd.	115,548	0.0
		60,725,232	18.6

	Thailand: 1.3%
49,800	Advanced Info Service PCL	283,001	0.1
175,000	Airports of Thailand PCL	274,959	0.1
333,500	Asset World Corp. PCL	31,512	0.0
463,300	Bangkok Dusit Medical Services PCL - Class F	337,217	0.1
343,600	Bangkok Expressway & Metro PCL	71,448	0.0
25,500	Bumrungrad Hospital PCL	171,364	0.1
85,800	Central Pattana PCL	128,829	0.1
70,400	Central Retail Corp. PCL	58,782	0.0
158,000 (1)	Charoen Pokphand Foods PCL	98,471	0.0
242,000	CP ALL PCL - Foreign	361,930	0.1
90,000	CP Axtra PCL	66,656	0.0
130,756	Delta Electronics Thailand PCL	294,227	0.1
69,500	Energy Absolute PCL	21,067	0.0
25,400	Global Power Synergy PCL - Class F	27,343	0.0
124,100	Gulf Energy Development PCL	136,539	0.1
255,000	Home Product Center PCL	64,068	0.0
67,100	Indorama Ventures PCL	35,543	0.0
41,100	Intouch Holdings PCL - Class F	79,928	0.0
25,300	Kasikornbank PCL	86,270	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Thailand (continued)
148,800	Krung Thai Bank PCL	$69,318	0.0
43,500	Krungthai Card PCL	48,107	0.0
140,500	Minor International PCL	114,528	0.1
58,700	PTT Exploration & Production PCL	242,650	0.1
98,000	PTT Global Chemical PCL	81,155	0.0
127,200	PTT Oil & Retail Business PCL	55,301	0.0
406,100	PTT PCL - Foreign	359,014	0.1
35,200	SCB X PCL	98,665	0.0
60,800	SCG Packaging PCL	55,615	0.0
32,500	Siam Cement PCL - Foreign	198,865	0.1
56,900	Thai Oil PCL - Foreign	81,971	0.0
1,157,100	TMBThanachart Bank PCL	53,800	0.0
460,500 (1)	True Corp. PCL	109,393	0.1
		4,197,536	1.3

	Turkey: 0.8%
132,957	Akbank TAS	260,786	0.1
59,578	Aselsan Elektronik Sanayi Ve Ticaret AS	106,915	0.0
19,396	BIM Birlesik Magazalar AS	323,715	0.1
1,808	Coca-Cola Icecek AS	45,733	0.0
60,579	Eregli Demir ve Celik Fabrikalari TAS	98,786	0.0
2,961	Ford Otomotiv Sanayi AS	101,920	0.0
43,233	Haci Omer Sabanci Holding AS	127,760	0.0
32,324	KOC Holding AS	224,503	0.1
8,915 (1)	Pegasus Hava Tasimaciligi AS	62,199	0.0
54,959 (1)	Sasa Polyester Sanayi AS	73,851	0.0
4,954	Tofas Turk Otomobil Fabrikasi AS	51,581	0.0
23,007 (1)	Turk Hava Yollari AO	217,531	0.1
53,494	Turkcell Iletisim Hizmetleri AS	164,800	0.1
373,529	Turkiye Is Bankasi AS - Class C	181,304	0.1
41,160	Turkiye Petrol Rafinerileri AS	208,606	0.1
56,674	Turkiye Sise ve Cam Fabrikalari AS	87,125	0.0
143,371	Yapi ve Kredi Bankasi AS	148,399	0.1
		2,485,514	0.8

	United Arab Emirates: 1.1%
124,945	Abu Dhabi Commercial Bank PJSC	272,200	0.1
62,651	Abu Dhabi Islamic Bank PJSC	197,522	0.1
135,060	Abu Dhabi National Oil Co. for Distribution PJSC	124,495	0.0
164,814	Aldar Properties PJSC	280,897	0.1
107,258	Americana Restaurants International PLC	93,256	0.0
124,573	Dubai Islamic Bank PJSC	194,677	0.1
279,930	Emaar Properties PJSC	624,946	0.2
80,280	Emirates NBD Bank PJSC	360,637	0.1

See Accompanying Notes to Financial Statements

35

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
146,295	Emirates Telecommunications Group Co. PJSC	$641,261	0.2
185,542	First Abu Dhabi Bank PJSC	629,418	0.2
169,025 (1)	Multiply Group PJSC	94,337	0.0
		3,513,646	1.1

	United Kingdom: 0.1%
17,731	Anglogold Ashanti PLC	446,951	0.1

	United States: 0.3%
28,900 (1)(3)	BeiGene Ltd.	315,510	0.1
3,134 (1)	Legend Biotech Corp., ADR	138,805	0.1
3,624	Southern Copper Corp.	390,450	0.1
		844,765	0.3
	Total Common Stock (Cost $275,652,683)	308,184,119	94.6

PREFERRED STOCK: 1.9%

	Brazil: 1.2%
227,721	Banco Bradesco SA - Preference Shares	505,132	0.2
9,849	Centrais Eletricas Brasileiras SA	70,721	0.0
77,424	Cia Energetica de Minas Gerais	136,701	0.0
41,600	Cia Paranaense de Energia	69,357	0.0
58,904	Gerdau SA	194,307	0.1
202,783	Itau Unibanco Holding SA	1,173,146	0.4
228,319	Itausa SA	399,449	0.1
198,699	Petroleo Brasileiro SA	1,352,480	0.4
		3,901,293	1.2

	Chile: 0.1%
6,034	Sociedad Quimica y Minera de Chile SA	243,829	0.1

	Colombia: 0.0%
19,102	Bancolombia SA	156,837	0.0

	South Korea: 0.6%
918	Hyundai Motor Co.	120,789	0.0
1,598	Hyundai Motor Co. - Second Preference Shares	211,909	0.1
328	LG Chem Ltd.	57,144	0.0
33,790	Samsung Electronics Co. Ltd.	1,551,528	0.5
		1,941,370	0.6
	Total Preferred Stock (Cost $5,996,860)	6,243,329	1.9

RIGHTS: 0.0%
	Brazil: 0.0%
388 (1)	Localiza Rent a Car SA	590	0.0

			Percentage
			of Net
Shares		Value	Assets
RIGHTS: (continued)
	China: 0.0%
41,600 (1)	MMG Ltd.	$1,838	0.0
	Total Rights (Cost $–)	2,428	0.0
	Total Long-Term Investments (Cost $281,649,543)	314,429,876	96.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 4.0%
	Repurchase Agreements: 0.9%
1,000,000 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,000,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 08/08/24-04/20/74)	1,000,000	0.3
1,000,000 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,000,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,020,000, due 04/30/27-04/20/72)	1,000,000	0.3
1,000,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/28/2024, 5.350%, due 07/01/2024 (Repurchase Amount $1,000,440, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,020,041, due 07/11/24-07/01/54)	1,000,000	0.3

See Accompanying Notes to Financial Statements

36

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
44,260 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $44,279, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $45,145, due 07/05/24-05/20/54)	$44,260	0.0
	Total Repurchase Agreements (Cost $3,044,260)	3,044,260	0.9

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 3.1%
9,926,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $9,926,000)	$9,926,000	3.1
	Total Short-Term Investments (Cost $12,970,260)	12,970,260	4.0
	Total Investments in Securities (Cost $294,619,803)	$327,400,136	100.5
	Liabilities in Excess of Other Assets	(1,654,175)	(0.5)
	Net Assets	$325,745,961	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

37

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$9,403,820	$—	$—	$9,403,820
Chile	1,147,504	—	—	1,147,504
China	4,144,924	67,523,163	34,718	71,702,805
Colombia	174,294	—	—	174,294
Czechia	253,864	170,573	—	424,437
Egypt	192,498	24,962	—	217,460
Greece	603,359	929,845	—	1,533,204
Hong Kong	177,763	3,448,189	—	3,625,952
Hungary	290,905	468,100	—	759,005
India	—	60,300,930	—	60,300,930
Indonesia	713,014	4,240,751	—	4,953,765
Ireland	3,322,022	—	—	3,322,022
Kuwait	80,708	2,192,859	—	2,273,567
Luxembourg	143,454	—	—	143,454
Malaysia	1,227,055	3,073,974	—	4,301,029
Mexico	6,704,741	—	—	6,704,741
Netherlands	169,814	—	—	169,814
Peru	584,355	—	—	584,355
Philippines	901,064	740,182	—	1,641,246
Poland	—	3,007,779	—	3,007,779
Qatar	456,482	2,025,628	—	2,482,110
Saudi Arabia	1,703,316	10,656,087	—	12,359,403
Singapore	—	61,430	—	61,430
South Africa	3,473,724	5,102,699	—	8,576,423
South Korea	—	36,099,926	—	36,099,926
Taiwan	502,880	60,222,352	—	60,725,232
Thailand	—	4,197,536	—	4,197,536
Turkey	2,423,315	62,199	—	2,485,514
United Arab Emirates	3,023,695	489,951	—	3,513,646
United Kingdom	—	446,951	—	446,951
United States	529,255	315,510	—	844,765
Total Common Stock	42,347,825	265,801,576	34,718	308,184,119
Preferred Stock	4,301,959	1,941,370	—	6,243,329
Rights	2,428	—	—	2,428
Short-Term Investments	9,926,000	3,044,260	—	12,970,260
Total Investments, at fair value	$56,578,212	$270,787,206	$34,718	$327,400,136
Other Financial Instruments+
Forward Foreign Currency Contracts	—	50	—	50
Futures	29,187	—	—	29,187
Total Assets	$56,607,399	$270,787,256	$34,718	$327,429,373
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(45)	$—	$(45)
Total Liabilities	$—	$(45)	$—	$(45)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

38

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya VACS Index Series EM Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	83	CNY	603	The Bank of New York Mellon	07/02/24	$—
USD	181	CNY	1,325	The Bank of New York Mellon	07/02/24	(1)
USD	1,803	CNY	13,167	The Bank of New York Mellon	07/02/24	(9)
USD	2,579	CNY	18,837	The Bank of New York Mellon	07/02/24	(14)
USD	3,997	CNY	29,194	The Bank of New York Mellon	07/02/24	(21)
ZAR	251,896	USD	13,794	The Bank of New York Mellon	07/03/24	50
						$5

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	225	09/20/24	$12,242,250	$29,187
			$12,242,250	$29,187

Currency Abbreviations:

CNY	—	Chinese Yuan
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$50
Equity contracts	Variation margin receivable on futures contracts*	29,187
Total Asset Derivatives		$29,237

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$45
Total Liability Derivatives		$45

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$695,425	$695,425
Foreign exchange contracts	(13,560)	—	(13,560)
Total	$(13,560)	$695,425	$681,865

See Accompanying Notes to Financial Statements

39

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$(271,899)	$(271,899)
Foreign exchange contracts	5	—	5
Total	$5	$(271,899)	$(271,894)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	The Bank
	of New York
	Mellon	Total
Assets:
Forward foreign currency contracts	$50	$50
Total Assets	$50	$50
Liabilities:
Forward foreign currency contracts	$45	$45
Total Liabilities	$45	$45
Net OTC derivative instruments by counterparty, at fair value	$5	$5
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$–
Net Exposure(1)	$5	$5

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $297,741,569.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$57,106,297
Gross Unrealized Depreciation	(26,761,830)
Net Unrealized Appreciation	$30,344,467

See Accompanying Notes to Financial Statements

40

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 95.7%
	Australia: 7.0%
22,439	Ampol Ltd.	$482,628	0.0
285,292	ANZ Group Holdings Ltd.	5,359,965	0.3
121,739	APA Group	647,098	0.0
54,236	Aristocrat Leisure Ltd.	1,796,049	0.1
18,392	ASX Ltd.	733,853	0.1
173,323	Aurizon Holdings Ltd.	421,042	0.0
481,084	BHP Group Ltd. - Class DI	13,750,284	0.9
42,513	BlueScope Steel Ltd.	577,097	0.0
132,102 (1)	Brambles Ltd.	1,274,771	0.1
33,987	CAR Group Ltd.	795,706	0.1
6,213	Cochlear Ltd.	1,371,454	0.1
127,057	Coles Group Ltd.	1,439,375	0.1
158,781	Commonwealth Bank of Australia	13,450,518	0.8
50,913	Computershare Ltd.	890,457	0.1
45,841	CSL Ltd.	8,989,269	0.6
101,276	Dexus	436,892	0.0
143,333	Endeavour Group Ltd./ Australia	480,642	0.0
160,638	Fortescue Metals Group Ltd.	2,286,910	0.1
162,140	Goodman Group	3,740,542	0.2
180,373	GPT Group	480,905	0.0
227,749	Insurance Australia Group Ltd.	1,079,651	0.1
211,136 (2)	Lottery Corp. Ltd.	711,621	0.1
34,511	Macquarie Group Ltd.	4,695,946	0.3
259,320	Medibank Pvt Ltd.	642,675	0.0
16,666	Mineral Resources Ltd.	596,235	0.0
371,546	Mirvac Group	462,269	0.0
294,327	National Australia Bank Ltd.	7,097,746	0.4
109,040	Northern Star Resources Ltd.	946,908	0.1
46,112	Orica Ltd.	547,619	0.0
163,419	Origin Energy Ltd.	1,182,327	0.1
271,226 (2)	Pilbara Minerals Ltd.	551,887	0.0
5,448	Pro Medicus Ltd.	517,409	0.0
78,853 (1)	Qantas Airways Ltd.	306,873	0.0
142,517	QBE Insurance Group Ltd.	1,645,157	0.1
17,436	Ramsay Health Care Ltd.	550,490	0.0
4,976	REA Group Ltd.	649,738	0.0
21,289	Reece Ltd.	355,528	0.0
35,213	Rio Tinto Ltd.	2,789,279	0.2
308,083	Santos Ltd.	1,563,032	0.1
492,802	Scentre Group	1,021,428	0.1
33,542	SEEK Ltd.	476,080	0.0
18,760	Seven Group Holdings Ltd.	468,664	0.0
43,292	Sonic Healthcare Ltd.	756,037	0.1
429,644	South32 Ltd. - Class DI	1,042,355	0.1
226,446	Stockland	627,202	0.0
120,692	Suncorp Group Ltd.	1,395,679	0.1
383,617	Telstra Group Ltd.	926,133	0.1
293,323	Transurban Group	2,419,197	0.2
76,405	Treasury Wine Estates Ltd.	632,201	0.0
364,350	Vicinity Ltd.	447,998	0.0
22,093 (2)	Washington H Soul Pattinson & Co. Ltd.	481,997	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Australia (continued)
107,645	Wesfarmers Ltd.	$4,661,178	0.3
329,711	Westpac Banking Corp.	5,970,109	0.4
15,815	WiseTech Global Ltd.	1,051,361	0.1
180,115	Woodside Energy Group Ltd. (WDS)	3,391,735	0.2
115,879	Woolworths Group Ltd.	2,601,707	0.2
		114,668,908	7.0
	Austria: 0.2%
31,942	Erste Group Bank AG	1,511,980	0.1
41,872	Mondi PLC QX	803,744	0.1
13,970	OMV AG	607,238	0.0
6,412	Verbund AG	507,333	0.0
10,162	voestalpine AG	274,728	0.0
		3,705,023	0.2
	Belgium: 0.8%
15,156 (2)	Ageas SA	691,520	0.1
85,241	Anheuser-Busch InBev SA	4,948,732	0.3
2,023 (2)	D'ieteren Group	428,373	0.0
2,744 (2)	Elia Group SA	256,281	0.0
8,350	Groupe Bruxelles Lambert NV	594,533	0.1
23,751	KBC Group NV	1,673,555	0.1
39 (2)	Lotus Bakeries NV	402,217	0.0
1,462 (2)	Sofina SA	332,682	0.0
7,030	Syensqo SA	627,484	0.1
11,993	UCB SA	1,780,804	0.1
19,721 (2)	Umicore SA	296,777	0.0
16,652	Warehouses De Pauw CVA	449,748	0.0
		12,482,706	0.8
	Chile: 0.1%
37,407	Antofagasta PLC	994,126	0.1

	Denmark: 3.8%
286	AP Moller - Maersk A/S - Class A	485,290	0.0
425	AP Moller - Maersk A/S - Class B	737,097	0.1
9,062	Carlsberg AS - Class B	1,087,930	0.1
11,964 (2)	Coloplast A/S - Class B	1,438,231	0.1
65,429	Danske Bank A/S	1,951,487	0.1
9,489 (1)	Demant A/S	410,975	0.0
16,240 (2)	DSV A/S	2,492,810	0.2
6,272 (1)	Genmab A/S	1,571,722	0.1
309,563	Novo Nordisk A/S - Class B	44,293,782	2.7
35,392	Novozymes A/S - Class B	2,162,255	0.1
17,945 (1)(2)(3)	Orsted AS	953,265	0.1
7,778	Pandora A/S	1,170,690	0.1
882	Rockwool A/S - Class B	357,544	0.0
33,121	Tryg A/S	723,648	0.0
95,796 (1)	Vestas Wind Systems A/S	2,221,314	0.1
		62,058,040	3.8
	Finland: 1.0%
13,492	Elisa Oyj	617,702	0.0
42,244 (2)	Fortum Oyj	618,433	0.0
25,718 (2)	Kesko Oyj - Class B	452,432	0.0
32,242	Kone Oyj - Class B	1,598,603	0.1
58,977 (2)	Metso Oyj	626,831	0.1

See Accompanying Notes to Financial Statements

41

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Finland (continued)
40,132	Neste Oyj	$716,135	0.1
505,870	Nokia Oyj	1,925,375	0.1
299,004	Nordea Bank Abp - SEK	3,564,308	0.2
10,149	Orion Oyj - Class B	432,850	0.0
42,823	Sampo Oyj - Class A	1,846,711	0.1
55,199 (2)	Stora Enso Oyj - Class R	753,770	0.1
50,630	UPM-Kymmene Oyj	1,778,256	0.1
47,711	Wartsila Oyj Abp	924,939	0.1
		15,856,345	1.0
	France: 10.7%
18,393	Accor SA	752,624	0.1
3,286 (2)	Aeroports de Paris	400,238	0.0
54,758	Air Liquide SA	9,450,545	0.6
56,367	Airbus SE	7,736,189	0.5
32,808	Alstom SA	553,301	0.0
5,824 (2)(3)	Amundi SA	376,679	0.0
5,653	Arkema SA	492,622	0.0
172,280	AXA SA	5,645,830	0.4
3,901	BioMerieux	370,942	0.0
97,964	BNP Paribas SA	6,265,007	0.4
68,850 (2)	Bollore SE	404,213	0.0
17,998	Bouygues SA	578,535	0.0
30,130	Bureau Veritas SA	837,286	0.1
14,736	Capgemini SE	2,927,124	0.2
53,971 (2)	Carrefour SA	764,783	0.1
43,238	Cie de Saint-Gobain	3,362,800	0.2
64,430	Cie Generale des Etablissements Michelin SCA	2,490,292	0.2
4,713	Covivio SA/France	225,368	0.0
100,607	Credit Agricole SA	1,373,751	0.1
61,079	Danone SA	3,741,077	0.2
1,925	Dassault Aviation SA	348,593	0.0
63,482	Dassault Systemes SE	2,386,986	0.2
23,676	Edenred	1,004,143	0.1
6,972	Eiffage SA	640,772	0.0
173,258	Engie SA	2,481,117	0.2
27,984	EssilorLuxottica SA	6,013,306	0.4
4,330	Eurazeo SE	345,268	0.0
4,332	Gecina SA	399,892	0.0
28,695	Getlink SE	475,114	0.0
3,004	Hermes International	6,938,116	0.4
3,551	Ipsen SA	436,272	0.0
7,062	Kering SA	2,568,768	0.2
20,258	Klepierre SA	540,847	0.0
9,892 (3)	La Francaise des Jeux SAEM	336,922	0.0
25,046	Legrand SA	2,485,947	0.2
22,826	L'Oreal SA	10,047,223	0.6
26,160	LVMH Moet Hennessy Louis Vuitton SE	20,085,423	1.2
176,633	Orange SA	1,771,720	0.1
19,399	Pernod Ricard SA	2,646,793	0.2
21,712	Publicis Groupe SA	2,306,228	0.1
2,160	Remy Cointreau SA	181,491	0.0
18,234 (2)	Renault SA	935,127	0.1
21,237	Rexel SA	549,371	0.0
32,424	Safran SA	6,833,634	0.4
107,981	Sanofi	10,414,027	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	France (continued)
2,749	Sartorius Stedim Biotech	$454,304	0.0
51,622 (1)	Schneider Electric SE	12,376,156	0.8
2,324	SEB SA	238,521	0.0
68,553	Societe Generale SA	1,611,755	0.1
8,393	Sodexo SA	756,050	0.1
64,355	STMicroelectronics NV	2,520,653	0.2
5,115	Teleperformance	540,393	0.0
8,973	Thales SA	1,435,395	0.1
203,774	TotalEnergies SE	13,643,443	0.8
11,211 (2)	Unibail-Rodamco-Westfield	885,973	0.1
65,372	Veolia Environnement SA	1,958,079	0.1
47,538	Vinci SA	5,010,716	0.3
68,388	Vivendi SE	714,766	0.0
		174,068,510	10.7
	Germany: 7.9%
15,367	adidas AG	3,669,128	0.2
37,158	Allianz SE	10,319,929	0.6
84,664	BASF SE	4,092,877	0.3
93,192	Bayer AG	2,626,898	0.2
30,250	Bayerische Motoren Werke AG	2,861,392	0.2
7,712	Bechtle AG	362,763	0.0
9,562	Beiersdorf AG	1,399,551	0.1
12,496	Brenntag SE	842,980	0.1
3,790	Carl Zeiss Meditec AG - Class BR	266,452	0.0
100,000	Commerzbank AG	1,516,825	0.1
10,435	Continental AG	591,009	0.1
17,928 (1)(3)	Covestro AG	1,050,884	0.1
5,919	CTS Eventim AG & Co. KGaA	492,753	0.0
50,742	Daimler Truck Holding AG	2,023,751	0.1
18,204 (1)(3)	Delivery Hero SE	432,429	0.0
179,756	Deutsche Bank AG	2,872,962	0.2
18,023	Deutsche Boerse AG	3,683,841	0.2
56,337	Deutsche Lufthansa AG	345,554	0.0
94,029	Deutsche Post AG, Reg	3,818,230	0.2
307,459	Deutsche Telekom AG, Reg	7,728,139	0.5
212,972	E.ON SE	2,799,025	0.2
24,134	Evonik Industries AG	492,449	0.0
19,483	Fresenius Medical Care AG & Co. KGaA	744,578	0.1
40,071 (1)	Fresenius SE & Co. KGaA	1,197,093	0.1
14,713	GEA Group AG	611,670	0.1
5,720	Hannover Rueck SE	1,447,952	0.1
12,953	Heidelberg Materials AG	1,339,006	0.1
9,858	Henkel AG & Co. KGaA	775,599	0.1
123,879	Infineon Technologies AG	4,546,399	0.3
6,830	Knorr-Bremse AG	522,051	0.0
6,978	LEG Immobilien SE	570,076	0.1
76,113	Mercedes-Benz Group AG	5,267,899	0.3
12,260	Merck KGaA	2,027,503	0.1
5,106	MTU Aero Engines AG	1,301,792	0.1
12,945	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,471,924	0.4
5,438	Nemetschek SE	530,895	0.0

See Accompanying Notes to Financial Statements

42

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
10,015	Puma SE	$459,989	0.0
482	Rational AG	399,636	0.0
4,132	Rheinmetall AG	2,105,733	0.1
59,976	RWE AG	2,057,498	0.1
99,055	SAP SE	19,897,740	1.2
7,062 (3)	Scout24 SE	539,564	0.0
72,093	Siemens AG, Reg	13,418,347	0.8
56,867 (1)	Siemens Energy AG	1,482,785	0.1
26,750 (3)	Siemens Healthineers AG	1,540,508	0.1
12,596	Symrise AG	1,541,211	0.1
6,124	Talanx AG	488,020	0.0
2,779	Volkswagen AG	332,991	0.0
69,549	Vonovia SE	1,979,254	0.1
21,112 (1)(3)	Zalando SE	495,596	0.0
		128,383,130	7.9
	Hong Kong: 1.8%
1,066,000	AIA Group Ltd.	7,212,289	0.4
351,000	BOC Hong Kong Holdings Ltd.	1,083,079	0.1
184,500	CK Asset Holdings Ltd.	691,150	0.0
254,500	CK Hutchison Holdings Ltd.	1,213,985	0.1
56,000	CK Infrastructure Holdings Ltd.	316,249	0.0
3,000	CK Infrastructure Holdings Ltd.	16,942	0.0
156,000	CLP Holdings Ltd.	1,261,746	0.1
5,313 (1)	Futu Holdings Ltd., ADR	348,559	0.0
207,000	Galaxy Entertainment Group Ltd.	963,364	0.1
72,500	Hang Seng Bank Ltd.	932,085	0.1
138,000	Henderson Land Development Co. Ltd.	370,002	0.0
357,000	HKT Trust & HKT Ltd. - Stapled Security	400,427	0.0
1,062,000 (2)	Hong Kong & China Gas Co. Ltd.	807,057	0.1
114,300	Hong Kong Exchanges & Clearing Ltd.	3,657,960	0.2
103,300	Hongkong Land Holdings Ltd.	332,810	0.0
14,900	Jardine Matheson Holdings Ltd.	528,950	0.0
242,700	Link REIT	942,493	0.1
146,500 (2)	MTR Corp. Ltd.	462,417	0.0
131,500	Power Assets Holdings Ltd.	710,688	0.1
260,833	Prudential PLC	2,364,968	0.2
370,000	Sino Land Co. Ltd.	380,767	0.0
127,000	SITC International Holdings Co. Ltd.	344,372	0.0
137,500	Sun Hung Kai Properties Ltd.	1,191,375	0.1
40,000	Swire Pacific Ltd. - Class A	353,144	0.0
109,200	Swire Properties Ltd.	173,972	0.0
130,500	Techtronic Industries Co. Ltd.	1,487,686	0.1
785,500 (3)	WH Group Ltd.	517,021	0.0
100,000	Wharf Holdings Ltd.	280,988	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
157,000 (2)	Wharf Real Estate Investment Co. Ltd.	$416,119	0.0
		29,762,664	1.8
	Ireland: 0.8%
19,424	AerCap Holdings NV	1,810,317	0.1
161,469	AIB Group PLC	852,733	0.0
99,494	Bank of Ireland Group PLC	1,039,360	0.1
9,377	DCC PLC	654,435	0.0
87,130	Experian PLC	4,047,763	0.2
41,442 (1)	James Hardie Industries PLC	1,297,032	0.1
14,937	Kerry Group PLC - Class A	1,210,482	0.1
14,775	Kingspan Group PLC	1,255,694	0.1
24,767	Smurfit Kappa Group PLC	1,104,675	0.1
		13,272,491	0.8
	Israel: 0.7%
3,960	Azrieli Group Ltd.	231,364	0.0
120,518	Bank Hapoalim BM	1,064,367	0.1
144,466	Bank Leumi Le-Israel BM	1,177,628	0.1
8,568 (1)	Check Point Software Technologies Ltd.	1,413,720	0.1
4,014 (1)	CyberArk Software Ltd.	1,097,508	0.1
2,532	Elbit Systems Ltd.	440,597	0.0
9,466 (1)	Global-e Online Ltd.	343,332	0.0
72,851	ICL Group Ltd.	313,279	0.0
116,478	Israel Discount Bank Ltd. - Class A	581,282	0.0
14,583	Mizrahi Tefahot Bank Ltd.	494,531	0.0
3,481 (1)	Monday.com Ltd.	838,085	0.1
5,963 (1)	Nice Ltd.	1,025,855	0.1
106,278 (1)	Teva Pharmaceutical Industries Ltd., ADR	1,727,017	0.1
5,015 (1)	Wix.com Ltd.	797,736	0.0
		11,546,301	0.7
	Italy: 2.3%
11,724 (2)	Amplifon SpA	416,905	0.0
96,752	Assicurazioni Generali SpA	2,408,543	0.2
122,170	Banco BPM SpA	786,262	0.1
58,399 (2)	Davide Campari-Milano NV	552,908	0.0
2,088 (2)	DiaSorin SpA	207,714	0.0
771,527	Enel SpA	5,353,469	0.3
202,518	Eni SpA	3,109,594	0.2
11,957	Ferrari NV	4,879,553	0.3
57,959	FinecoBank Banca Fineco SpA	861,228	0.1
31,645 (2)(3)	Infrastrutture Wireless Italiane SpA	329,605	0.0
1,387,441	Intesa Sanpaolo SpA	5,156,307	0.3
38,390	Leonardo SpA	889,451	0.1
48,376	Mediobanca Banca di Credito Finanziario SpA	708,130	0.0
20,854 (2)	Moncler SpA	1,279,266	0.1
55,608 (1)(2)(3)	Nexi SpA	338,986	0.0
43,045 (2)(3)	Poste Italiane SpA	547,728	0.0
24,920	Prysmian SpA	1,538,487	0.1

See Accompanying Notes to Financial Statements

43

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Italy (continued)
9,846	Recordati Industria Chimica e Farmaceutica SpA	$512,463	0.0
191,286 (2)	Snam SpA	844,722	0.1
929,842 (1)	Telecom Italia SpA/Milano	222,398	0.0
133,467 (2)	Terna - Rete Elettrica Nazionale	1,028,848	0.1
143,585	UniCredit SpA	5,313,512	0.3
		37,286,079	2.3
	Japan: 21.9%
72,700	Advantest Corp.	2,946,237	0.2
62,000	Aeon Co. Ltd.	1,326,985	0.1
18,600 (2)	AGC, Inc.	605,219	0.0
14,000	Aisin Corp.	457,363	0.0
44,500	Ajinomoto Co., Inc.	1,566,188	0.1
15,000	ANA Holdings, Inc.	277,248	0.0
45,700	Asahi Group Holdings Ltd.	1,617,076	0.1
119,000	Asahi Kasei Corp.	764,111	0.1
61,200	Asics Corp.	943,592	0.1
171,700	Astellas Pharma, Inc.	1,693,949	0.1
56,900	Bandai Namco Holdings, Inc.	1,114,748	0.1
54,200	Bridgestone Corp.	2,138,700	0.1
21,800	Brother Industries Ltd.	385,080	0.0
94,900 (2)	Canon, Inc.	2,574,415	0.2
32,600	Capcom Co. Ltd.	616,691	0.0
73,300	Central Japan Railway Co.	1,588,934	0.1
49,900	Chiba Bank Ltd.	447,268	0.0
61,100	Chubu Electric Power Co., Inc.	721,794	0.1
63,700	Chugai Pharmaceutical Co. Ltd.	2,268,252	0.1
99,800	Concordia Financial Group Ltd.	591,163	0.0
19,700	Dai Nippon Printing Co. Ltd.	664,690	0.0
28,600	Daifuku Co. Ltd.	537,163	0.0
85,900	Dai-ichi Life Holdings, Inc.	2,300,389	0.1
175,500	Daiichi Sankyo Co. Ltd.	6,099,282	0.4
25,000	Daikin Industries Ltd.	3,480,393	0.2
5,600	Daito Trust Construction Co. Ltd.	579,664	0.0
53,200	Daiwa House Industry Co. Ltd.	1,354,466	0.1
126,500	Daiwa Securities Group, Inc.	971,179	0.1
179,400	Denso Corp.	2,800,262	0.2
19,100	Dentsu Group, Inc.	483,621	0.0
8,700	Disco Corp.	3,313,827	0.2
86,100	East Japan Railway Co.	1,433,536	0.1
23,900	Eisai Co. Ltd.	983,811	0.1
273,300	ENEOS Holdings, Inc.	1,408,438	0.1
90,400	FANUC Corp.	2,481,727	0.2
16,600	Fast Retailing Co. Ltd.	4,198,824	0.3
12,000	Fuji Electric Co. Ltd.	685,687	0.0
106,200	FUJIFILM Holdings Corp.	2,491,102	0.2
167,000	Fujitsu Ltd.	2,619,142	0.2
13,200	Hamamatsu Photonics KK	354,600	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
21,700	Hankyu Hanshin Holdings, Inc.	$578,854	0.0
1,700	Hikari Tsushin, Inc.	318,445	0.0
10,100	Hitachi Construction Machinery Co. Ltd.	270,832	0.0
440,000	Hitachi Ltd.	9,907,184	0.6
425,700	Honda Motor Co. Ltd.	4,576,272	0.3
10,200	Hoshizaki Corp.	324,439	0.0
33,300	Hoya Corp.	3,894,080	0.2
36,200 (2)	Hulic Co. Ltd.	321,757	0.0
10,600	Ibiden Co. Ltd.	433,883	0.0
85,900	Idemitsu Kosan Co. Ltd.	558,313	0.0
89,600	Inpex Corp.	1,315,819	0.1
55,300	Isuzu Motors Ltd.	735,184	0.1
112,800	ITOCHU Corp.	5,545,046	0.3
13,500	Japan Airlines Co. Ltd.	213,300	0.0
47,300	Japan Exchange Group, Inc.	1,109,344	0.1
137,300	Japan Post Bank Co. Ltd.	1,303,660	0.1
197,700	Japan Post Holdings Co. Ltd.	1,965,084	0.1
18,200	Japan Post Insurance Co. Ltd.	353,956	0.0
120	Japan Real Estate Investment Corp.	379,296	0.0
113,800 (2)	Japan Tobacco, Inc.	3,081,641	0.2
54,600	JFE Holdings, Inc.	788,022	0.1
40,100	Kajima Corp.	695,574	0.0
66,800	Kansai Electric Power Co., Inc.	1,121,693	0.1
44,200	Kao Corp.	1,789,524	0.1
37,300	Kawasaki Kisen Kaisha Ltd.	543,942	0.0
142,000	KDDI Corp.	3,761,794	0.2
12,300	Keisei Electric Railway Co. Ltd.	397,760	0.0
18,500	Keyence Corp.	8,097,047	0.5
64,000	Kikkoman Corp.	743,811	0.1
17,100	Kintetsu Group Holdings Co. Ltd.	372,977	0.0
73,700	Kirin Holdings Co. Ltd.	952,027	0.1
14,100	Kobe Bussan Co. Ltd.	314,091	0.0
18,800	Koito Manufacturing Co. Ltd.	259,182	0.0
87,800	Komatsu Ltd.	2,564,598	0.2
9,500	Konami Group Corp.	686,893	0.0
94,900	Kubota Corp.	1,333,628	0.1
121,800	Kyocera Corp.	1,404,820	0.1
25,400	Kyowa Kirin Co. Ltd.	435,372	0.0
7,600	Lasertec Corp.	1,706,051	0.1
41,600	M3, Inc.	398,030	0.0
21,100	Makita Corp.	577,675	0.0
135,200	Marubeni Corp.	2,506,956	0.2
32,200	MatsukiyoCocokara & Co.	462,405	0.0
53,500	Mazda Motor Corp.	515,794	0.0
8,100 (2)	McDonald's Holdings Co. Japan Ltd.	319,668	0.0
22,100	MEIJI Holdings Co. Ltd.	477,982	0.0
34,200	MINEBEA MITSUMI, Inc.	704,548	0.0

See Accompanying Notes to Financial Statements

44

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
128,600	Mitsubishi Chemical Group Corp.	$716,532	0.1
317,100	Mitsubishi Corp.	6,233,518	0.4
183,300	Mitsubishi Electric Corp.	2,937,404	0.2
106,800	Mitsubishi Estate Co. Ltd.	1,681,397	0.1
76,000	Mitsubishi HC Capital, Inc.	502,853	0.0
304,000	Mitsubishi Heavy Industries Ltd.	3,272,583	0.2
1,053,300	Mitsubishi UFJ Financial Group, Inc.	11,367,242	0.7
244,000	Mitsui & Co. Ltd.	5,564,815	0.3
16,200	Mitsui Chemicals, Inc.	448,601	0.0
253,300	Mitsui Fudosan Co. Ltd.	2,331,352	0.1
32,700	Mitsui OSK Lines Ltd.	983,179	0.1
228,800	Mizuho Financial Group, Inc.	4,815,643	0.3
23,400	MonotaRO Co. Ltd.	274,051	0.0
122,000	MS&AD Insurance Group Holdings, Inc.	2,723,774	0.2
163,500	Murata Manufacturing Co. Ltd.	3,385,820	0.2
23,300	NEC Corp.	1,921,238	0.1
32,100 (2)	Nexon Co. Ltd.	597,196	0.0
39,600	NIDEC Corp.	1,781,981	0.1
98,600	Nintendo Co. Ltd.	5,265,396	0.3
144 (2)	Nippon Building Fund, Inc.	505,126	0.0
6,800 (2)	Nippon Express Holdings, Inc.	314,708	0.0
89,300	Nippon Paint Holdings Co. Ltd.	583,752	0.0
215 (2)	Nippon Prologis REIT, Inc.	335,581	0.0
16,300	Nippon Sanso Holdings Corp.	484,063	0.0
81,200	Nippon Steel Corp.	1,721,313	0.1
2,834,600	Nippon Telegraph & Telephone Corp.	2,680,408	0.2
43,600	Nippon Yusen KK	1,272,114	0.1
11,800	Nissan Chemical Corp.	375,060	0.0
226,500 (2)	Nissan Motor Co. Ltd.	768,959	0.1
18,900	Nissin Foods Holdings Co. Ltd.	480,547	0.0
7,600	Nitori Holdings Co. Ltd.	804,590	0.1
13,600	Nitto Denko Corp.	1,078,709	0.1
285,100	Nomura Holdings, Inc.	1,646,832	0.1
10,300	Nomura Real Estate Holdings, Inc.	259,286	0.0
377	Nomura Real Estate Master Fund, Inc.	334,892	0.0
36,400	Nomura Research Institute Ltd.	1,028,800	0.1
59,900	NTT Data Group Corp.	884,905	0.1
61,600	Obayashi Corp.	736,144	0.1
6,100	Obic Co. Ltd.	787,097	0.1
109,500	Olympus Corp.	1,767,585	0.1
16,500	Omron Corp.	571,364	0.0
35,500	Ono Pharmaceutical Co. Ltd.	485,048	0.0
3,600	Oracle Corp. Japan	248,416	0.0
103,500	Oriental Land Co. Ltd./ Japan	2,892,217	0.2

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
109,500	ORIX Corp.	$2,426,945	0.2
35,300	Osaka Gas Co. Ltd.	780,141	0.1
21,400	Otsuka Corp.	412,766	0.0
39,700	Otsuka Holdings Co. Ltd.	1,677,196	0.1
36,100	Pan Pacific International Holdings Corp.	844,446	0.1
221,200	Panasonic Holdings Corp.	1,818,374	0.1
142,300 (1)	Rakuten Group, Inc.	737,176	0.1
140,900	Recruit Holdings Co. Ltd.	7,581,431	0.5
142,000	Renesas Electronics Corp.	2,692,980	0.2
199,700	Resona Holdings, Inc.	1,328,433	0.1
51,700	Ricoh Co. Ltd.	443,126	0.0
30,900	Rohm Co. Ltd.	413,061	0.0
25,800	SBI Holdings, Inc.	654,817	0.0
7,700	SCREEN Holdings Co. Ltd.	698,073	0.0
14,600	SCSK Corp.	292,095	0.0
19,900	Secom Co. Ltd.	1,178,558	0.1
27,200	Seiko Epson Corp.	425,220	0.0
35,900	Sekisui Chemical Co. Ltd.	498,386	0.0
56,600	Sekisui House Ltd.	1,257,946	0.1
212,800	Seven & i Holdings Co. Ltd.	2,600,452	0.2
29,900	SG Holdings Co. Ltd.	276,496	0.0
22,300	Shimadzu Corp.	558,927	0.0
7,300	Shimano, Inc.	1,128,170	0.1
170,900	Shin-Etsu Chemical Co. Ltd.	6,644,872	0.4
23,900	Shionogi & Co. Ltd.	930,870	0.1
37,900	Shiseido Co. Ltd.	1,080,119	0.1
41,600	Shizuoka Financial Group, Inc.	402,140	0.0
5,400	SMC Corp.	2,572,868	0.2
270,900	SoftBank Corp.	3,313,112	0.2
97,600	SoftBank Group Corp.	6,277,753	0.4
84,600	Sompo Holdings, Inc.	1,812,445	0.1
118,400	Sony Group Corp.	10,090,187	0.6
57,200	Subaru Corp.	1,216,379	0.1
33,000	SUMCO Corp.	477,372	0.0
98,600	Sumitomo Corp.	2,477,024	0.2
67,800	Sumitomo Electric Industries Ltd.	1,060,020	0.1
23,300	Sumitomo Metal Mining Co. Ltd.	707,935	0.0
118,700	Sumitomo Mitsui Financial Group, Inc.	7,967,730	0.5
62,200	Sumitomo Mitsui Trust Holdings, Inc.	1,429,430	0.1
27,100	Sumitomo Realty & Development Co. Ltd.	799,663	0.1
13,200 (2)	Suntory Beverage & Food Ltd.	468,814	0.0
149,100	Suzuki Motor Corp.	1,721,302	0.1
47,800	Sysmex Corp.	771,585	0.1
46,900	T&D Holdings, Inc.	819,205	0.1
15,900	Taisei Corp.	591,523	0.0
150,100	Takeda Pharmaceutical Co. Ltd.	3,893,331	0.2
36,900	TDK Corp.	2,269,049	0.1
127,300	Terumo Corp.	2,111,296	0.1

See Accompanying Notes to Financial Statements

45

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
20,700	TIS, Inc.	$402,160	0.0
10,500	Toho Co. Ltd./Tokyo	307,168	0.0
178,300	Tokio Marine Holdings, Inc.	6,700,346	0.4
144,800 (1)	Tokyo Electric Power Co. Holdings, Inc.	779,746	0.1
44,700	Tokyo Electron Ltd.	9,784,849	0.6
34,800	Tokyo Gas Co. Ltd.	749,174	0.1
47,100	Tokyu Corp.	520,090	0.0
21,700	TOPPAN Holdings, Inc.	601,968	0.0
131,500	Toray Industries, Inc.	623,671	0.0
13,300	TOTO Ltd.	313,339	0.0
13,900	Toyota Industries Corp.	1,182,409	0.1
1,006,000	Toyota Motor Corp.	20,640,581	1.3
60,600	Toyota Tsusho Corp.	1,184,313	0.1
12,600	Trend Micro, Inc./Japan	513,586	0.0
38,300	Unicharm Corp.	1,230,779	0.1
41,700	West Japan Railway Co.	778,101	0.1
24,200	Yakult Honsha Co. Ltd.	433,577	0.0
84,700 (2)	Yamaha Motor Co. Ltd.	787,439	0.1
25,000	Yamato Holdings Co. Ltd.	275,497	0.0
22,800	Yaskawa Electric Corp.	822,145	0.1
21,500	Yokogawa Electric Corp.	522,151	0.0
251,700	Z Holdings Corp.	607,773	0.0
9,100	Zensho Holdings Co. Ltd.	346,935	0.0
13,100	ZOZO, Inc.	327,521	0.0
		357,923,717	21.9
	Jordan: 0.0%
15,613	Hikma Pharmaceuticals PLC	371,994	0.0

	Luxembourg: 0.1%
44,494	ArcelorMittal SA	1,019,325	0.1
12,814 (2)	Eurofins Scientific SE	641,584	0.0
44,794	Tenaris SA	689,037	0.0
		2,349,946	0.1
	Macao: 0.0%
230,400 (1)	Sands China Ltd.	479,072	0.0

	Netherlands: 5.3%
41,054 (3)	ABN AMRO Bank NV	674,258	0.0
2,062 (1)(3)	Adyen NV	2,448,989	0.2
129,108 (2)	Aegon Ltd.	798,265	0.0
16,183	Akzo Nobel NV	986,343	0.1
5,638 (1)(2)	Argenx SE	2,446,265	0.2
4,454	ASM International, N.V.	3,404,531	0.2
37,904	ASML Holding NV	38,630,498	2.4
15,035 (2)	ASR Nederland NV	715,796	0.0
7,313 (2)	BE Semiconductor Industries NV	1,221,647	0.1
7,620 (3)	Euronext NV	706,148	0.0
9,433	EXOR NV	985,343	0.1
12,295	Heineken Holding NV	969,089	0.1
27,320	Heineken NV	2,643,103	0.2
5,406 (2)	IMCD NV	745,204	0.0
313,358	ING Groep NV	5,384,326	0.3
11,560 (2)	JDE Peet's NV	230,567	0.0
90,024	Koninklijke Ahold Delhaize NV	2,649,146	0.2
374,451	Koninklijke KPN NV	1,435,172	0.1
76,266 (1)	Koninklijke Philips, N.V.	1,917,979	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands (continued)
25,683	NN Group NV	$1,193,707	0.1
9,845 (2)	OCI NV	240,448	0.0
134,471	Prosus NV	4,781,588	0.3
10,342 (2)	Randstad NV	469,553	0.0
210,174	Stellantis NV (STLAM)	4,154,870	0.3
78,058 (2)	Universal Music Group NV	2,322,091	0.1
23,574	Wolters Kluwer NV	3,892,971	0.2
		86,047,897	5.3
	New Zealand: 0.2%
126,373 (2)	Auckland International Airport Ltd.	587,309	0.0
55,396	Fisher & Paykel Healthcare Corp. Ltd.	1,013,924	0.1
65,500 (2)	Mercury NZ Ltd.	261,917	0.0
121,784 (2)	Meridian Energy Ltd.	466,582	0.0
172,173	Spark New Zealand Ltd.	436,261	0.0
13,727 (1)	Xero Ltd.	1,241,418	0.1
		4,007,411	0.2
	Norway: 0.6%
29,977	Aker BP ASA	765,993	0.1
80,483	DNB Bank ASA	1,579,147	0.1
85,462	Equinor ASA	2,447,958	0.2
18,972	Gjensidige Forsikring ASA	338,594	0.0
8,344	Kongsberg Gruppen ASA	679,478	0.0
44,148	Mowi ASA	733,756	0.1
125,859	Norsk Hydro ASA	784,666	0.1
66,497	Orkla ASA	539,235	0.0
6,216	Salmar ASA	325,997	0.0
59,738	Telenor ASA	680,914	0.0
15,590	Yara International ASA	449,272	0.0
		9,325,010	0.6
	Poland: 0.0%
18,972 (1)	InPost SA	333,823	0.0

	Portugal: 0.2%
297,671	EDP - Energias de Portugal SA	1,116,058	0.1
44,086	Galp Energia SGPS SA	931,136	0.1
26,863	Jeronimo Martins SGPS SA	525,010	0.0
		2,572,204	0.2
	Singapore: 1.3%
354,300	CapitaLand Ascendas REIT	667,546	0.0
510,800	CapitaLand Integrated Commercial Trust	743,699	0.1
245,000	CapitaLand Investment Ltd./Singapore	479,151	0.0
188,960	DBS Group Holdings Ltd.	4,976,980	0.3
569,400	Genting Singapore Ltd.	361,935	0.0
199,429 (1)	Grab Holdings Ltd. - Class A	707,973	0.1
138,200	Keppel Corp. Ltd.	656,935	0.0
321,200	Oversea-Chinese Banking Corp. Ltd.	3,410,947	0.2
34,724 (1)	Sea Ltd., ADR	2,479,988	0.2
84,800	Sembcorp Industries Ltd.	299,733	0.0
141,200	Singapore Airlines Ltd.	717,433	0.1
80,700	Singapore Exchange Ltd.	562,754	0.0

See Accompanying Notes to Financial Statements

46

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Singapore (continued)
147,000	Singapore Technologies Engineering Ltd.	$468,099	0.0
783,300	Singapore Telecommunications Ltd.	1,585,064	0.1
119,900	United Overseas Bank Ltd.	2,765,653	0.2
180,900	Wilmar International Ltd.	412,500	0.0
		21,296,390	1.3
	South Korea: 0.0%
70,139 (1)(2)	DoubleUGames Co. Ltd. - Class B	216,870	0.0

	Spain: 2.6%
2,304 (2)	Acciona SA	272,668	0.0
19,328	ACS Actividades de Construccion y Servicios SA	834,814	0.1
7,114 (3)	Aena SME SA	1,440,566	0.1
42,734	Amadeus IT Group SA	2,843,711	0.2
553,785	Banco Bilbao Vizcaya Argentaria SA	5,559,168	0.4
516,058	Banco de Sabadell SA	996,327	0.1
1,501,210	Banco Santander SA	6,984,795	0.4
355,825	CaixaBank SA	1,889,624	0.1
46,911 (3)	Cellnex Telecom SA	1,525,756	0.1
29,385 (2)	EDP Renovaveis SA	410,606	0.0
30,130 (2)	Endesa SA	566,112	0.0
49,589 (2)	Ferrovial SE	1,926,428	0.1
27,836 (1)(2)	Grifols SA	235,410	0.0
548,375	Iberdrola SA	7,115,126	0.4
103,476	Industria de Diseno Textil SA	5,134,831	0.3
38,495 (2)	Red Electrica Corp. SA	673,140	0.1
115,482 (2)	Repsol SA	1,831,392	0.1
436,390 (2)	Telefonica SA	1,848,654	0.1
		42,089,128	2.6
	Sweden: 3.1%
27,446	Alfa Laval AB	1,201,906	0.1
95,078	Assa Abloy AB - Class B	2,692,661	0.2
254,799	Atlas Copco AB - Class A	4,784,171	0.3
148,064	Atlas Copco AB - Class B	2,390,834	0.2
34,230 (1)(2)	Beijer Ref AB	528,331	0.0
25,945	Boliden AB	834,413	0.1
62,514	Epiroc AB - Class A	1,252,615	0.1
36,993	Epiroc AB - Class B	679,037	0.1
35,431 (2)	EQT AB	1,038,744	0.1
57,798	Essity AB - Class B	1,477,596	0.1
17,448 (3)	Evolution AB	1,816,152	0.1
62,871 (1)(2)	Fastighets AB Balder	431,589	0.0
21,538	Getinge AB - Class B	365,843	0.0
54,460 (2)	H & M Hennes & Mauritz AB - Class B	862,653	0.1
196,946 (2)	Hexagon AB - Class B	2,231,640	0.1
7,142 (2)	Holmen AB - Class B	281,019	0.0
33,259 (2)	Husqvarna AB - Class B	265,964	0.0
12,147	Industrivarden AB - Class A	413,776	0.0
14,932 (2)	Industrivarden AB - Class C	504,208	0.0
25,729	Indutrade AB	660,841	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
14,045	Investment AB Latour - Class B	$379,377	0.0
164,187	Investor AB - Class B	4,499,227	0.3
7,156 (2)	L E Lundbergforetagen AB - Class B	353,911	0.0
21,950	Lifco AB - Class B	602,468	0.0
143,760 (2)	Nibe Industrier AB - Class B	606,314	0.0
30,384	Saab AB - Class B	729,971	0.1
20,838	Sagax AB - Class B	533,997	0.0
101,142 (2)	Sandvik AB	2,032,379	0.1
46,309 (2)	Securitas AB - Class B	459,030	0.0
150,530	Skandinaviska Enskilda Banken AB - Class A	2,225,537	0.1
32,037	Skanska AB - Class B	577,959	0.0
32,333	SKF AB - Class B	649,804	0.1
57,486 (2)	Svenska Cellulosa AB SCA - Class B	846,010	0.1
138,361	Svenska Handelsbanken AB - Class A	1,322,197	0.1
80,536	Swedbank AB - Class A	1,658,901	0.1
18,488 (1)(2)	Swedish Orphan Biovitrum AB	494,688	0.0
50,499 (2)	Tele2 AB - Class B	509,757	0.0
263,156 (2)	Telefonaktiebolaget LM Ericsson - Class B	1,633,467	0.1
222,151	Telia Co. AB	595,606	0.0
20,423	Trelleborg AB - Class B	794,785	0.1
18,855	Volvo AB - Class A	492,930	0.0
150,682	Volvo AB - Class B	3,871,689	0.2
		50,583,997	3.1
	Switzerland: 9.8%
151,747	ABB Ltd., Reg	8,414,511	0.5
15,977	Adecco Group AG	530,035	0.0
47,401	Alcon, Inc.	4,213,565	0.3
3,150 (2)	Bachem Holding AG	287,839	0.0
4,345 (2)	Baloise Holding AG, Reg	766,037	0.1
2,811 (2)	Banque Cantonale Vaudoise	298,254	0.0
336 (2)	Barry Callebaut AG	547,751	0.0
2,003	BKW AG	319,712	0.0
10	Chocoladefabriken Lindt & Spruengli AG	1,152,726	0.1
92 (2)	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,074,635	0.1
50,995	Cie Financiere Richemont SA	7,969,649	0.5
20,467 (2)	Clariant AG	322,428	0.0
20,729	Coca-Cola HBC AG - Class DI	705,492	0.0
17,641	DSM-Firmenich AG	1,986,468	0.1
8,686	Dufry AG, Reg	337,686	0.0
661	EMS-Chemie Holding AG	540,906	0.0
3,171	Geberit AG, Reg	1,867,884	0.1
876	Givaudan SA, Reg	4,149,278	0.3
983,753	Glencore PLC	5,597,802	0.3
3,495 (2)	Helvetia Holding AG	472,383	0.0
49,442	Holcim AG	4,370,281	0.3
19,541	Julius Baer Group Ltd.	1,092,971	0.1

See Accompanying Notes to Financial Statements

47

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Switzerland (continued)
4,582 (2)	Kuehne + Nagel International AG	$1,318,618	0.1
14,779	Logitech International SA	1,422,343	0.1
7,064	Lonza Group AG	3,845,677	0.2
253,275	Nestle SA	25,852,866	1.6
186,963	Novartis AG, Reg	19,906,263	1.2
2,153	Partners Group Holding AG	2,757,038	0.2
66,645	Roche Holding AG	18,464,586	1.1
3,036	Roche Holding AG - Class BR	925,626	0.1
38,840	Sandoz Group AG	1,407,874	0.1
3,862	Schindler Holding AG	968,990	0.1
2,211	Schindler Holding AG (SCHN)	551,175	0.0
14,220	SGS SA	1,267,740	0.1
29,010 (2)	SIG Group AG	533,083	0.0
14,462	Sika AG, Reg	4,128,319	0.3
4,808	Sonova Holding AG, Reg	1,481,184	0.1
10,588 (2)	Straumann Holding AG	1,306,968	0.1
4,910	Swatch Group AG	201,030	0.0
2,725 (2)	Swatch Group AG - Class BR	558,291	0.0
2,800	Swiss Life Holding AG	2,055,012	0.1
7,333	Swiss Prime Site AG	694,399	0.0
28,612	Swiss Re AG	3,547,230	0.2
2,457	Swisscom AG, Reg	1,381,609	0.1
5,987	Temenos AG	412,571	0.0
311,992	UBS Group AG	9,163,257	0.6
2,561 (3)	VAT Group AG	1,446,086	0.1
13,883	Zurich Insurance Group AG	7,395,419	0.5
		160,011,547	9.8
	United Kingdom: 13.4%
92,333	3i Group PLC	3,558,583	0.2
24,698	Admiral Group PLC	816,143	0.1
120,538	Anglo American PLC	3,809,045	0.2
41,484	Ashtead Group PLC	2,765,880	0.2
32,451	Associated British Foods PLC	1,013,241	0.1
147,054	AstraZeneca PLC	22,886,367	1.4
85,725 (3)	Auto Trader Group PLC	862,833	0.1
257,953	Aviva PLC	1,553,723	0.1
287,034	BAE Systems PLC	4,781,001	0.3
1,426,969	Barclays PLC	3,770,632	0.2
91,768	Barratt Developments PLC	545,020	0.0
9,990	Berkeley Group Holdings PLC	577,215	0.0
1,595,899	BP PLC	9,608,511	0.6
190,477	British American Tobacco PLC	5,851,368	0.4
613,618 (2)	BT Group PLC	1,087,850	0.1
32,066	Bunzl PLC	1,218,314	0.1
34,057	Burberry Group PLC	378,204	0.0
508,250	Centrica PLC	866,306	0.1
19,587	Coca-Cola European Partners PLC - USD	1,427,305	0.1
161,547	Compass Group PLC	4,401,060	0.3
12,583	Croda International PLC	625,990	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
211,057	Diageo PLC	$6,625,897	0.4
17,303	Endeavour Mining PLC	368,223	0.0
60,150	Entain PLC	476,969	0.0
16,832 (1)	Flutter Entertainment PLC - Class DI	3,061,699	0.2
393,182	GSK PLC	7,562,516	0.5
651,963	Haleon PLC	2,652,642	0.2
36,013	Halma PLC	1,227,518	0.1
33,745	Hargreaves Lansdown PLC	481,014	0.0
1,791,059	HSBC Holdings PLC	15,460,375	1.0
77,859	Imperial Brands PLC	1,992,312	0.1
129,092	Informa PLC	1,393,148	0.1
15,560	InterContinental Hotels Group PLC	1,634,982	0.1
15,310	Intertek Group PLC	925,488	0.1
157,804	J Sainsbury PLC	508,420	0.0
245,835	JD Sports Fashion PLC	369,154	0.0
177,763	Kingfisher PLC	557,405	0.0
67,127	Land Securities Group PLC	524,500	0.0
567,234	Legal & General Group PLC	1,624,306	0.1
6,007,682	Lloyds Banking Group PLC	4,143,575	0.3
43,186	London Stock Exchange Group PLC	5,120,905	0.3
214,458	M&G PLC	551,331	0.0
126,118	Melrose Industries PLC	878,338	0.1
452,407	National Grid PLC	5,051,619	0.3
620,695	NatWest Group PLC	2,441,864	0.2
11,456	Next PLC	1,307,331	0.1
57,939	Pearson PLC	723,492	0.0
30,077	Persimmon PLC	510,384	0.0
66,505	Phoenix Group Holdings PLC	437,797	0.0
67,241	Reckitt Benckiser Group PLC	3,637,672	0.2
178,074	RELX PLC	8,159,119	0.5
239,477	Rentokil Initial PLC	1,390,781	0.1
106,931	Rio Tinto PLC	7,016,600	0.4
798,406 (1)	Rolls-Royce Holdings PLC	4,585,418	0.3
96,220	Sage Group PLC	1,318,239	0.1
75,897	Schroders PLC	347,344	0.0
120,593	Segro PLC	1,364,401	0.1
25,535	Severn Trent PLC	768,583	0.0
607,419	Shell PLC	21,786,815	1.3
82,939	Smith & Nephew PLC	1,027,802	0.1
32,916	Smiths Group PLC	708,238	0.0
6,947	Spirax-Sarco Engineering PLC	744,573	0.0
103,724	SSE PLC	2,342,451	0.1
209,403	Standard Chartered PLC	1,890,789	0.1
335,725	Taylor Wimpey PLC	601,188	0.0
667,711	Tesco PLC	2,579,205	0.2
237,654	Unilever PLC	13,044,145	0.8
64,684	United Utilities Group PLC	803,542	0.1
2,183,491	Vodafone Group PLC	1,932,031	0.1
17,557	Whitbread PLC	658,903	0.0
57,896 (1)	Wise PLC - Class A	496,551	0.0

See Accompanying Notes to Financial Statements

48

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
102,311	WPP PLC	$936,825	0.1
		219,159,010	13.4
	United States: 0.1%
20,898 (2)	QIAGEN NV	863,465	0.1
	Total Common Stock (Cost $1,409,990,109)	1,561,715,804	95.7

PREFERRED STOCK: 0.4%
	Germany: 0.4%
5,589	Bayerische Motoren Werke AG	493,511	0.0
10,802 (3)	Dr Ing hc F Porsche AG	803,598	0.1
16,055	Henkel AG & Co. KGaA	1,429,487	0.1
14,525	Porsche Automobil Holding SE	655,541	0.1
2,468	Sartorius AG	577,724	0.0
19,561	Volkswagen AG	2,208,709	0.1
		6,168,570	0.4
	Total Preferred Stock (Cost $7,622,402)	6,168,570	0.4

RIGHTS: —%
	Italy: —%
11,724	Amplifon SpA	—	—
	Total Rights (Cost $–)	—	—
	Total Long-Term Investments (Cost $1,417,612,511)	1,567,884,374	96.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 6.9%
	Repurchase Agreements: 3.6%
933,936 (4)	Bank of America Securites, Inc., Repurchase Agreement dated 06/28/2024, 5.330%, due 07/01/2024 (Repurchase Amount $934,345, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $952,615, due 01/01/31-05/01/54)	933,936	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,035,162 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $14,041,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $14,315,865, due 08/08/24-04/20/74)	$14,035,162	0.9
14,035,162 (4)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $14,041,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $14,315,866, due 04/30/27-04/20/72)	14,035,162	0.8
1,649,943 (4)	Industrial and Commercial Bank of China, Repurchase Agreement dated 06/28/2024, 5.380%, due 07/01/2024 (Repurchase Amount $1,650,673, collateralized by various U.S. Government Securities, 0.500%-5.000%, Market Value plus accrued interest $1,682,942, due 09/30/25-02/15/47)	1,649,943	0.1
14,035,162 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $14,041,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 6.500%, Market Value plus accrued interest $14,315,874, due 04/30/26-08/01/58)	14,035,162	0.9

See Accompanying Notes to Financial Statements

49

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,035,162 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $14,041,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $14,315,865, due 07/05/24-05/20/54)	14,035,162	0.9
	Total Repurchase Agreements (Cost $58,724,527)	58,724,527	3.6

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 3.3%
54,633,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $54,633,000)	$54,633,000	3.3
	Total Short-Term Investments (Cost $113,357,527)	113,357,527	6.9
	Total Investments in Securities (Cost $1,530,970,038)	$1,681,241,901	103.0
	Liabilities in Excess of Other Assets	(49,390,636)	(3.0)
	Net Assets	$1,631,851,265	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

50

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$114,668,908	$—	$114,668,908
Austria	803,744	2,901,279	—	3,705,023
Belgium	402,217	12,080,489	—	12,482,706
Chile	—	994,126	—	994,126
Denmark	—	62,058,040	—	62,058,040
Finland	—	15,856,345	—	15,856,345
France	—	174,068,510	—	174,068,510
Germany	—	128,383,130	—	128,383,130
Hong Kong	877,509	28,885,155	—	29,762,664
Ireland	1,810,317	11,462,174	—	13,272,491
Israel	6,217,398	5,328,903	—	11,546,301
Italy	—	37,286,079	—	37,286,079
Japan	—	357,923,717	—	357,923,717
Jordan	—	371,994	—	371,994
Luxembourg	—	2,349,946	—	2,349,946
Macao	—	479,072	—	479,072
Netherlands	—	86,047,897	—	86,047,897
New Zealand	1,752,069	2,255,342	—	4,007,411
Norway	680,914	8,644,096	—	9,325,010
Poland	—	333,823	—	333,823
Portugal	—	2,572,204	—	2,572,204
Singapore	3,187,961	18,108,429	—	21,296,390
South Korea	—	216,870	—	216,870
Spain	—	42,089,128	—	42,089,128
Sweden	494,688	50,089,309	—	50,583,997
Switzerland	—	160,011,547	—	160,011,547
United Kingdom	1,427,305	217,731,705	—	219,159,010
United States	—	863,465	—	863,465
Total Common Stock	17,654,122	1,544,061,682	—	1,561,715,804
Preferred Stock	—	6,168,570	—	6,168,570
Short-Term Investments	54,633,000	58,724,527	—	113,357,527
Total Investments, at fair value	$72,287,122	$1,608,954,779	$—	$1,681,241,901
Liabilities Table
Other Financial Instruments+
Futures	$(371)	$—	$—	$(371)
Total Liabilities	$(371)	$—	$—	$(371)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

51

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
MSCI EAFE Index	527	09/20/24	$61,743,320	$(371)
			$61,743,320	$(371)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$371
Total Liability Derivatives		$371

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$2,667,642	$2,667,642
Foreign exchange contracts	(1,590)	—	(1,590)
Total	$(1,590)	$2,667,642	$2,666,052

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,670,380)
Total	$(1,670,380)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,539,293,830.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$232,283,019
Gross Unrealized Depreciation	(89,106,357)
Net Unrealized Appreciation	$143,176,662

See Accompanying Notes to Financial Statements

52

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.8%
	Communication Services: 3.4%
4,734 (1)	Charter Communications, Inc. - Class A	$1,415,277	0.3
13,491	Electronic Arts, Inc.	1,879,701	0.4
11,993	Fox Corp. - Class A	412,199	0.1
6,669	Fox Corp. - Class B	213,541	0.0
12,382 (1)	Frontier Communications Parent, Inc.	324,161	0.1
3,752 (1)	IAC, Inc.	175,781	0.0
19,003	Interpublic Group of Cos., Inc.	552,797	0.1
6,057	Iridium Communications, Inc.	161,237	0.0
823 (1)	Liberty Broadband Corp. - Class A	44,936	0.0
5,566 (1)	Liberty Broadband Corp. - Class C	305,128	0.1
8,366 (1)	Liberty Global Ltd. - Class A	145,817	0.0
8,678 (1)	Liberty Global Ltd. - Class C	154,900	0.0
1,187 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	76,241	0.0
9,883 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	709,995	0.1
977 (1)	Liberty Media Corp.- Liberty Live - Class A, Tracking Stock	36,647	0.0
2,342 (1)	Liberty Media Corp.- Liberty Live - Class C, Tracking Stock	89,628	0.0
7,436 (1)	Liberty Media Corp.- Liberty SiriusXM, Tracking Stock	164,782	0.0
3,579 (1)	Liberty Media Corp.- Liberty SiriusXM - Class A, Tracking Stock	79,275	0.0
7,966 (1)	Live Nation Entertainment, Inc.	746,733	0.1
938 (1)	Madison Square Garden Sports Corp.	176,466	0.0
13,353 (1)	Match Group, Inc.	405,664	0.1
8,109	New York Times Co. - Class A	415,262	0.1
19,195	News Corp. - Class A	529,206	0.1
5,750	News Corp. - Class B	163,242	0.0
1,571	Nexstar Media Group, Inc.	260,802	0.1
9,765	Omnicom Group, Inc.	875,920	0.2
465 (2)	Paramount Global - Class A	8,547	0.0
29,847	Paramount Global - Class B	310,110	0.1
29,871 (1)	Pinterest, Inc. - Class A	1,316,415	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
3,548	Playtika Holding Corp.	$27,923	0.0
25,776 (1)	ROBLOX Corp. - Class A	959,125	0.2
6,374 (1)	Roku, Inc.	381,994	0.1
30,829 (2)	Sirius XM Holdings, Inc.	87,246	0.0
8,465 (1)	Take-Two Interactive Software, Inc.	1,316,223	0.2
3,980	TKO Group Holdings, Inc.	429,800	0.1
22,298 (1)	Trade Desk, Inc. - Class A	2,177,846	0.4
5,442 (1)	TripAdvisor, Inc.	96,922	0.0
2,908 (1)	Trump Media & Technology Group Corp.	95,236	0.0
122,451 (1)	Warner Bros Discovery, Inc.	911,035	0.2
15,740 (1)	ZoomInfo Technologies, Inc.	201,000	0.0
		18,834,760	3.4
	Consumer Discretionary: 11.1%
14,631	ADT, Inc.	111,196	0.0
3,002	Advance Auto Parts, Inc.	190,117	0.0
6,109 (1)	Amer Sports, Inc.	76,789	0.0
13,736 (1)	Aptiv PLC	967,289	0.2
13,208	Aramark	449,336	0.1
1,300 (1)	AutoNation, Inc.	207,194	0.0
11,349	Bath & Body Works, Inc.	443,178	0.1
10,873	Best Buy Co., Inc.	916,485	0.2
1,261 (1)	Birkenstock Holding PLC	68,611	0.0
11,600	BorgWarner, Inc.	373,984	0.1
3,463	Boyd Gaming Corp.	190,811	0.0
2,907 (1)	Bright Horizons Family Solutions, Inc.	320,003	0.1
3,405	Brunswick Corp.	247,782	0.0
3,199 (1)	Burlington Stores, Inc.	767,760	0.1
10,849 (1)	Caesars Entertainment, Inc.	431,139	0.1
5,722 (1)	Capri Holdings Ltd.	189,284	0.0
7,930 (1)	CarMax, Inc.	581,586	0.1
50,341 (1)	Carnival Corp.	942,384	0.2
1,809	Carter's, Inc.	112,104	0.0
5,319 (1)	Carvana Co.	684,662	0.1
3,806 (1)	Cava Group, Inc.	353,007	0.1
1,457	Choice Hotels International, Inc.	173,383	0.0
3,511	Churchill Downs, Inc.	490,136	0.1
1,677	Columbia Sportswear Co.	132,617	0.0
58,428 (1)	Coupang, Inc.	1,224,067	0.2
2,999 (1)	Crocs, Inc.	437,674	0.1
14,958	D.R. Horton, Inc.	2,108,031	0.4
6,005	Darden Restaurants, Inc.	908,677	0.2
1,288 (1)	Deckers Outdoor Corp.	1,246,720	0.2

See Accompanying Notes to Financial Statements

53

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,871	Dick's Sporting Goods, Inc.	$616,834	0.1
155	Dillard's, Inc. - Class A	68,260	0.0
11,083	Dollar General Corp.	1,465,505	0.3
10,345 (1)	Dollar Tree, Inc.	1,104,536	0.2
1,754	Domino's Pizza, Inc.	905,643	0.2
22,418 (1)	DraftKings, Inc. - Class A	855,695	0.2
1,850 (1)	Duolingo, Inc.	386,040	0.1
4,618 (1)	Dutch Bros, Inc. - Class A	191,185	0.0
25,533	eBay, Inc.	1,371,633	0.3
5,885 (1)	Etsy, Inc.	347,097	0.1
6,379 (1)	Expedia Group, Inc.	803,690	0.1
2,742 (1)	Five Below, Inc.	298,796	0.1
5,295 (1)	Floor & Decor Holdings, Inc. - Class A	526,376	0.1
13,575 (1)	GameStop Corp. - Class A	335,167	0.1
10,123	Gap, Inc.	241,838	0.0
7,812	Garmin Ltd.	1,272,731	0.2
11,667	Gentex Corp.	393,295	0.1
7,016	Genuine Parts Co.	970,453	0.2
1,469 (1)	Grand Canyon Education, Inc.	205,528	0.0
6,999	H&R Block, Inc.	379,556	0.1
6,103	Harley-Davidson, Inc.	204,695	0.0
7,015	Hasbro, Inc.	410,377	0.1
12,395	Hilton Worldwide Holdings, Inc.	2,704,589	0.5
2,208	Hyatt Hotels Corp. - Class A	335,439	0.1
5,571	Kohl's Corp.	128,077	0.0
18,060	Las Vegas Sands Corp.	799,155	0.1
2,847	Lear Corp.	325,156	0.1
6,707	Leggett & Platt, Inc.	76,862	0.0
12,166	Lennar Corp. - Class A	1,823,318	0.3
573	Lennar Corp. - Class B	79,893	0.0
4,552 (1)	Light & Wonder, Inc.	477,414	0.1
1,367	Lithia Motors, Inc.	345,099	0.1
13,422	LKQ Corp.	558,221	0.1
44,768 (1)(2)	Lucid Group, Inc.	116,844	0.0
13,813	Macy's, Inc.	265,210	0.0
1,755	Marriott Vacations Worldwide Corp.	153,247	0.0
17,280 (1)	Mattel, Inc.	280,973	0.1
12,301 (1)	MGM Resorts International	546,656	0.1
2,677 (1)	Mohawk Industries, Inc.	304,080	0.1
950	Murphy USA, Inc.	445,987	0.1
20,923	Newell Brands, Inc.	134,116	0.0
5,045	Nordstrom, Inc.	107,055	0.0
21,591 (1)	Norwegian Cruise Line Holdings Ltd.	405,695	0.1
150 (1)	NVR, Inc.	1,138,284	0.2
3,075 (1)	Ollie's Bargain Outlet Holdings, Inc.	301,873	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,598 (1)	Penn Entertainment, Inc.	$147,059	0.0
931	Penske Automotive Group, Inc.	138,738	0.0
4,390 (1)	Planet Fitness, Inc. - Class A	323,060	0.1
2,634	Polaris, Inc.	206,269	0.0
1,877	Pool Corp.	576,858	0.1
10,552	PulteGroup, Inc.	1,161,775	0.2
2,889	PVH Corp.	305,858	0.1
17,677 (1)(2)	QuantumScape Corp.	86,971	0.0
1,941	Ralph Lauren Corp.	339,791	0.1
751 (1)	RH	183,574	0.0
41,507 (1)(2)	Rivian Automotive, Inc. - Class A	557,024	0.1
16,598	Ross Stores, Inc.	2,412,021	0.4
11,960 (1)	Royal Caribbean Cruises Ltd.	1,906,783	0.3
7,195	Service Corp. International	511,780	0.1
3,338	SharkNinja, Inc.	250,847	0.0
6,817 (1)	Skechers USA, Inc. - Class A	471,191	0.1
11,550	Tapestry, Inc.	494,224	0.1
8,462	Tempur Sealy International, Inc.	400,591	0.1
3,363	Texas Roadhouse, Inc.	577,461	0.1
2,565	Thor Industries, Inc.	239,699	0.0
5,232	Toll Brothers, Inc.	602,622	0.1
1,602 (1)	TopBuild Corp.	617,203	0.1
5,442	Tractor Supply Co.	1,469,340	0.3
3,453	Travel + Leisure Co.	155,316	0.0
2,414 (1)	Ulta Beauty, Inc.	931,490	0.2
9,409 (1)	Under Armour, Inc. - Class A	62,758	0.0
9,763 (1)	Under Armour, Inc. - Class C	63,752	0.0
1,915	Vail Resorts, Inc.	344,949	0.1
17,648	VF Corp.	238,248	0.0
4,656 (1)	Wayfair, Inc. - Class A	245,511	0.0
8,700	Wendy's Co.	147,552	0.0
2,669	Whirlpool Corp.	272,772	0.1
3,210	Williams-Sonoma, Inc.	906,408	0.2
1,480	Wingstop, Inc.	625,537	0.1
3,957	Wyndham Hotels & Resorts, Inc.	292,818	0.1
5,153	Wynn Resorts Ltd.	461,193	0.1
4,278 (1)	YETI Holdings, Inc.	163,206	0.0
14,215	Yum! Brands, Inc.	1,882,919	0.3
		61,329,347	11.1

	Consumer Staples: 4.8%
21,078	Albertsons Cos., Inc. - Class A	416,290	0.1
24,876	Archer-Daniels- Midland Co.	1,503,754	0.3
6,573 (1)	BellRing Brands, Inc.	375,581	0.1
6,653 (1)	BJ's Wholesale Club Holdings, Inc.	584,400	0.1

See Accompanying Notes to Financial Statements

54

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
459 (1)	Boston Beer Co., Inc. - Class A	$140,018	0.0
2,456	Brown-Forman Corp. - Class A	108,383	0.0
8,691	Brown-Forman Corp. - Class B	375,364	0.1
7,104	Bunge Global SA	758,494	0.1
9,685	Campbell Soup Co.	437,665	0.1
1,867	Casey's General Stores, Inc.	712,373	0.1
8,883 (1)	Celsius Holdings, Inc.	507,130	0.1
12,308	Church & Dwight Co., Inc.	1,276,093	0.2
6,262	Clorox Co.	854,575	0.2
297	Coca-Cola Consolidated, Inc.	322,245	0.1
24,038	Conagra Brands, Inc.	683,160	0.1
19,843 (1)	Coty, Inc. - Class A	198,827	0.0
7,997 (1)	Darling Ingredients, Inc.	293,890	0.1
2,669 (1)	e.l.f. Beauty, Inc.	562,412	0.1
9,452	Flowers Foods, Inc.	209,834	0.0
2,348 (1)	Freshpet, Inc.	303,808	0.1
28,494	General Mills, Inc.	1,802,530	0.3
4,888 (1)	Grocery Outlet Holding Corp.	108,123	0.0
7,443	Hershey Co.	1,368,247	0.3
14,625	Hormel Foods Corp.	445,916	0.1
3,305	Ingredion, Inc.	379,083	0.1
5,205	JM Smucker Co.	567,553	0.1
13,225	Kellogg Co.	762,818	0.1
96,613	Kenvue, Inc.	1,756,424	0.3
33,472	Kroger Co.	1,671,257	0.3
7,258	Lamb Weston Holdings, Inc.	610,253	0.1
8,679 (1)	Maplebear, Inc.	278,943	0.1
12,707	McCormick & Co., Inc.	901,435	0.2
8,829	Molson Coors Beverage Co. - Class B	448,778	0.1
7,708 (1)	Performance Food Group Co.	509,576	0.1
2,080 (1)	Pilgrim's Pride Corp.	80,059	0.0
2,491 (1)	Post Holdings, Inc.	259,463	0.0
2,742	Reynolds Consumer Products, Inc.	76,721	0.0
13	Seaboard Corp.	41,090	0.0
1,491	Spectrum Brands Holdings, Inc.	128,122	0.0
25,130	Sysco Corp.	1,794,031	0.3
14,189	Tyson Foods, Inc. - Class A	810,759	0.1
11,554 (1)	US Foods Holding Corp.	612,131	0.1
36,114	Walgreens Boots Alliance, Inc.	436,799	0.1
		26,474,407	4.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: 5.4%
17,096	Antero Midstream Corp.	$251,995	0.0
14,631 (1)	Antero Resources Corp.	477,410	0.1
18,252	APA Corp.	537,339	0.1
50,356	Baker Hughes Co.	1,771,021	0.3
11,586	Cheniere Energy, Inc.	2,025,580	0.4
6,620 (2)	Chesapeake Energy Corp.	544,098	0.1
3,117	Chord Energy Corp.	522,659	0.1
5,041	Civitas Resources, Inc.	347,829	0.1
37,424	Coterra Energy, Inc.	998,098	0.2
31,747	Devon Energy Corp.	1,504,808	0.3
8,971	Diamondback Energy, Inc.	1,795,904	0.3
4,898	DT Midstream, Inc.	347,905	0.1
22,106	EQT Corp.	817,480	0.1
44,475	Halliburton Co.	1,502,366	0.3
14,094	Hess Corp.	2,079,147	0.4
8,171	HF Sinclair Corp.	435,841	0.1
97,806	Kinder Morgan, Inc.	1,943,405	0.3
28,848	Marathon Oil Corp.	827,072	0.1
5,929	Matador Resources Co.	353,368	0.1
3,284 (2)	New Fortress Energy, Inc.	72,182	0.0
19,860	NOV, Inc.	377,539	0.1
29,439	ONEOK, Inc.	2,400,750	0.4
13,529	Ovintiv, Inc.	634,104	0.1
31,674	Permian Resources Corp.	511,535	0.1
11,958	Range Resources Corp.	400,952	0.1
55,320 (1)	Southwestern Energy Co.	372,304	0.1
11,085	Targa Resources Corp.	1,427,526	0.2
21,633	TechnipFMC PLC	565,703	0.1
935 (2)	Texas Pacific Land Corp.	686,542	0.1
4,606	Viper Energy, Inc.	172,863	0.0
3,640 (1)	Weatherford International PLC	445,718	0.1
61,401	Williams Cos., Inc.	2,609,543	0.5
		29,760,586	5.4

	Financials: 15.1%
1,611	Affiliated Managers Group, Inc.	251,687	0.0
11,488 (1)	Affirm Holdings, Inc.	347,052	0.1
28,856	Aflac, Inc.	2,577,129	0.5
35,011 (2)	AGNC Investment Corp.	334,005	0.1
13,253	Allstate Corp.	2,115,974	0.4
13,844	Ally Financial, Inc.	549,191	0.1
3,620	American Financial Group, Inc.	445,332	0.1
5,055	Ameriprise Financial, Inc.	2,159,445	0.4
25,240	Annaly Capital Management, Inc.	481,074	0.1

See Accompanying Notes to Financial Statements

55

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
18,199 (1)	Arch Capital Group Ltd.	$1,836,097	0.3
8,995	Ares Management Corp. - Class A	1,198,854	0.2
10,889	Arthur J Gallagher & Co.	2,823,627	0.5
2,623	Assurant, Inc.	436,074	0.1
2,673	Assured Guaranty Ltd.	206,222	0.0
3,916	Axis Capital Holdings Ltd.	276,665	0.0
37,783	Bank of New York Mellon Corp.	2,262,824	0.4
5,360	Bank OZK	219,760	0.0
28,025 (1)	Block, Inc.	1,807,332	0.3
25,306	Blue Owl Capital, Inc.	449,182	0.1
1,144	BOK Financial Corp.	104,836	0.0
3,139 (1)	Brighthouse Financial, Inc.	136,044	0.0
12,048	Brown & Brown, Inc.	1,077,212	0.2
11,043	Carlyle Group, Inc.	443,376	0.1
5,321	Cboe Global Markets, Inc.	904,889	0.2
7,723	Cincinnati Financial Corp.	912,086	0.2
23,051	Citizens Financial Group, Inc.	830,528	0.1
1,107	CNA Financial Corp.	50,999	0.0
9,958 (1)	Coinbase Global, Inc. - Class A	2,212,966	0.4
10,517	Columbia Banking System, Inc.	209,183	0.0
6,687	Comerica, Inc.	341,304	0.1
6,009	Commerce Bancshares, Inc.	335,182	0.1
12,894	Corebridge Financial, Inc.	375,473	0.1
3,490 (1)	Corpay, Inc.	929,771	0.2
314 (1)	Credit Acceptance Corp.	161,610	0.0
2,966	Cullen/Frost Bankers, Inc.	301,435	0.1
12,615	Discover Financial Services	1,650,168	0.3
6,959	East West Bancorp, Inc.	509,608	0.1
16,480	Equitable Holdings, Inc.	673,373	0.1
1,809	Evercore, Inc. - Class A	377,050	0.1
2,171	Everest Re Group Ltd.	827,194	0.1
17,940	F.N.B. Corp.	245,419	0.0
1,918	FactSet Research Systems, Inc.	783,062	0.1
13,090	Fidelity National Financial, Inc.	646,908	0.1
28,359	Fidelity National Information Services, Inc.	2,137,134	0.4
34,449	Fifth Third Bancorp	1,257,044	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,040	First American Financial Corp.	$271,908	0.0
604	First Citizens BancShares, Inc. - Class A	1,016,900	0.2
6,424	First Hawaiian, Inc.	133,362	0.0
27,532	First Horizon Corp.	434,180	0.1
14,373	Franklin Resources, Inc.	321,237	0.1
12,841	Global Payments, Inc.	1,241,725	0.2
4,678	Globe Life, Inc.	384,906	0.1
1,800	Hanover Insurance Group, Inc.	225,792	0.0
14,976	Hartford Financial Services Group, Inc.	1,505,687	0.3
2,594	Houlihan Lokey, Inc.	349,827	0.1
72,833	Huntington Bancshares, Inc.	959,939	0.2
5,239	Interactive Brokers Group, Inc. - Class A	642,301	0.1
18,430	Invesco Ltd.	275,713	0.0
6,519	Janus Henderson Group PLC	219,755	0.0
9,085	Jefferies Financial Group, Inc.	452,070	0.1
3,055	Kemper Corp.	181,253	0.0
46,684	KeyCorp	663,380	0.1
1,111	Kinsale Capital Group, Inc.	428,046	0.1
5,521	Lazard, Inc.	210,792	0.0
8,581	Lincoln National Corp.	266,869	0.0
9,138	Loews Corp.	682,974	0.1
3,755	LPL Financial Holdings, Inc.	1,048,771	0.2
8,383	M&T Bank Corp.	1,268,851	0.2
648 (1)	Markel Corp.	1,021,028	0.2
1,863	MarketAxess Holdings, Inc.	373,587	0.1
13,455	MGIC Investment Corp.	289,955	0.1
1,346	Morningstar, Inc.	398,214	0.1
3,876	MSCI, Inc.	1,867,263	0.3
18,721	Nasdaq, Inc.	1,128,127	0.2
10,203	Northern Trust Corp.	856,848	0.2
160,538 (1)	NU Holdings Ltd./ Cayman Islands - Class A	2,069,335	0.4
12,703	Old Republic International Corp.	392,523	0.1
5,693	OneMain Holdings, Inc.	276,054	0.0
3,823	Pinnacle Financial Partners, Inc.	305,993	0.1
3,597	Popular, Inc.	318,083	0.1
1,743	Primerica, Inc.	412,359	0.1
11,769	Principal Financial Group, Inc.	923,278	0.2
4,525	Prosperity Bancshares, Inc.	276,658	0.0

 See Accompanying Notes to Financial Statements

56

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
18,134	Prudential Financial, Inc.	$2,125,123	0.4
9,538	Raymond James Financial, Inc.	1,178,992	0.2
46,346	Regions Financial Corp.	928,774	0.2
3,313	Reinsurance Group of America, Inc.	680,060	0.1
2,615	RenaissanceRe Holdings Ltd.	584,479	0.1
24,349	Rithm Capital Corp.	265,648	0.0
2,089	RLI Corp.	293,901	0.1
33,501 (1)	Robinhood Markets, Inc. - Class A	760,808	0.1
6,981 (1)	Rocket Cos., Inc. - Class A	95,640	0.0
5,161	Ryan Specialty Holdings, Inc.	298,874	0.1
5,098	SEI Investments Co.	329,790	0.1
3,031 (1)(2)	Shift4 Payments, Inc. - Class A	222,324	0.0
11,004	SLM Corp.	228,773	0.0
51,971 (1)(2)	SoFi Technologies, Inc.	343,528	0.1
14,948	Starwood Property Trust, Inc.	283,115	0.1
15,205	State Street Corp.	1,125,170	0.2
5,007	Stifel Financial Corp.	421,339	0.1
20,228	Synchrony Financial	954,559	0.2
7,361	Synovus Financial Corp.	295,839	0.1
11,065	T. Rowe Price Group, Inc.	1,275,905	0.2
2,499	TFS Financial Corp.	31,537	0.0
22,374 (1)	Toast, Inc. - Class A	576,578	0.1
4,238	TPG, Inc.	175,665	0.0
5,855	Tradeweb Markets, Inc. - Class A	620,630	0.1
9,626	Unum Group	491,985	0.1
4,757	UWM Holdings Corp.	32,966	0.0
4,183	Virtu Financial, Inc. - Class A	93,908	0.0
5,111 (3)	Voya Financial, Inc.	363,648	0.1
10,445	W.R. Berkley Corp.	820,768	0.1
8,609	Webster Financial Corp.	375,266	0.1
5,415	Western Alliance Bancorp	340,170	0.1
2,111 (1)	WEX, Inc.	373,943	0.1
126	White Mountains Insurance Group Ltd.	228,999	0.0
5,156	Willis Towers Watson PLC	1,351,594	0.2
3,092	Wintrust Financial Corp.	304,748	0.1
20,579	XP, Inc. - Class A	361,985	0.1
7,294	Zions Bancorp NA	316,341	0.1
		82,860,295	15.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: 10.3%
5,250 (1)	10X Genomics, Inc. - Class A	$102,112	0.0
4,590 (1)	Acadia Healthcare Co., Inc.	310,009	0.1
14,777	Agilent Technologies, Inc.	1,915,543	0.3
3,780 (1)	Align Technology, Inc.	912,605	0.2
6,371 (1)	Alnylam Pharmaceuticals, Inc.	1,548,153	0.3
1,616 (1)	Amedisys, Inc.	148,349	0.0
8,483	AmerisourceBergen Corp.	1,911,220	0.3
5,267 (1)	Apellis Pharmaceuticals, Inc.	202,042	0.0
34,213 (1)	Avantor, Inc.	725,316	0.1
2,764 (1)	Azenta, Inc.	145,442	0.0
25,688	Baxter International, Inc.	859,264	0.2
7,349 (1)	Biogen, Inc.	1,703,645	0.3
9,525 (1)	BioMarin Pharmaceutical, Inc.	784,193	0.1
974 (1)	Bio-Rad Laboratories, Inc. - Class A	266,009	0.0
7,835	Bio-Techne Corp.	561,378	0.1
5,288	Bruker Corp.	337,427	0.1
12,287	Cardinal Health, Inc.	1,208,058	0.2
9,129 (1)	Catalent, Inc.	513,324	0.1
26,913 (1)	Centene Corp.	1,784,332	0.3
3,478 (1)	Cerevel Therapeutics Holdings, Inc.	142,215	0.0
6,066 (1)	Certara, Inc.	84,014	0.0
2,576 (1)	Charles River Laboratories International, Inc.	532,150	0.1
749	Chemed Corp.	406,392	0.1
9,846	Cooper Cos., Inc.	859,556	0.2
2,543 (1)	DaVita, Inc.	352,383	0.1
10,440	DENTSPLY SIRONA, Inc.	260,060	0.0
19,957 (1)	Dexcom, Inc.	2,262,725	0.4
6,040 (1)	Doximity, Inc. - Class A	168,939	0.0
24,831 (1)	Elanco Animal Health, Inc.	358,311	0.1
4,992	Encompass Health Corp.	428,264	0.1
2,743 (1)	Enovis Corp.	123,984	0.0
8,667 (1)	Envista Holdings Corp.	144,132	0.0
9,202 (1)	Exact Sciences Corp.	388,784	0.1
14,438 (1)	Exelixis, Inc.	324,422	0.1
4,512 (1)	Fortrea Holdings, Inc.	105,310	0.0
21,510	GE HealthCare Technologies, Inc.	1,676,059	0.3
5,647 (1)	Globus Medical, Inc. - Class A	386,763	0.1
1,302 (1)	GRAIL, Inc.	20,012	0.0
6,437 (1)	Henry Schein, Inc.	412,612	0.1
11,658 (1)	Hologic, Inc.	865,606	0.2
6,082	Humana, Inc.	2,272,539	0.4
4,159 (1)	IDEXX Laboratories, Inc.	2,026,265	0.4

See Accompanying Notes to Financial Statements

57

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,036 (1)	Illumina, Inc.	$838,798	0.2
9,352 (1)	Incyte Corp.	566,918	0.1
1,501 (1)	Inspire Medical Systems, Inc.	200,879	0.0
3,523 (1)	Insulet Corp.	710,941	0.1
5,192 (1)	Intra-Cellular Therapies, Inc.	355,600	0.1
7,315 (1)	Ionis Pharmaceuticals, Inc.	348,633	0.1
9,093 (1)	IQVIA Holdings, Inc.	1,922,624	0.3
3,070 (1)	Jazz Pharmaceuticals PLC	327,661	0.1
4,240 (1)	Labcorp Holdings, Inc.	862,882	0.2
2,161 (1)	Masimo Corp.	272,156	0.1
1,282 (1)	Medpace Holdings, Inc.	527,992	0.1
1,065 (1)	Mettler-Toledo International, Inc.	1,488,433	0.3
2,930 (1)	Molina Healthcare, Inc.	871,089	0.2
5,709 (1)	Natera, Inc.	618,228	0.1
5,031 (1)	Neurocrine Biosciences, Inc.	692,618	0.1
12,976	Organon & Co.	268,603	0.0
1,860 (1)	Penumbra, Inc.	334,744	0.1
6,835	Perrigo Co. PLC	175,523	0.0
6,005	Premier, Inc. - Class A	112,113	0.0
11,142	QIAGEN N.V.	457,825	0.1
5,599	Quest Diagnostics, Inc.	766,391	0.1
2,719 (1)	QuidelOrtho Corp.	90,325	0.0
7,912 (1)	R1 RCM, Inc.	99,375	0.0
2,810 (1)	Repligen Corp.	354,229	0.1
7,335	ResMed, Inc.	1,404,066	0.3
6,206	Revvity, Inc.	650,761	0.1
17,678 (1)	Roivant Sciences Ltd.	186,856	0.0
19,740	Royalty Pharma PLC - Class A	520,544	0.1
4,568 (1)	Sarepta Therapeutics, Inc.	721,744	0.1
6,992 (1)	Solventum Corp.	369,737	0.1
6,334 (1)	Sotera Health Co.	75,185	0.0
4,972	STERIS PLC	1,091,553	0.2
2,375	Teleflex, Inc.	499,534	0.1
4,890 (1)	Tenet Healthcare Corp.	650,517	0.1
4,402 (1)	Ultragenyx Pharmaceutical, Inc.	180,922	0.0
2,203 (1)	United Therapeutics Corp.	701,766	0.1
2,919	Universal Health Services, Inc. - Class B	539,811	0.1
7,441 (1)	Veeva Systems, Inc. - Class A	1,361,777	0.2
59,868	Viatris, Inc.	636,397	0.1
5,305 (1)	Viking Therapeutics, Inc.	281,218	0.1
2,973 (1)	Waters Corp.	862,527	0.2
3,662	West Pharmaceutical Services, Inc.	1,206,226	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,314	Zimmer Biomet Holdings, Inc.	$1,119,378	0.2
		56,865,017	10.3

	Industrials: 16.4%
6,062	A.O. Smith Corp.	495,750	0.1
3,444	AAON, Inc.	300,455	0.1
1,553	Acuity Brands, Inc.	374,956	0.1
3,352	Advanced Drainage Systems, Inc.	537,627	0.1
6,846	AECOM	603,406	0.1
3,139	AGCO Corp.	307,245	0.1
5,260	Air Lease Corp.	250,008	0.0
6,329 (1)	Alaska Air Group, Inc.	255,692	0.0
4,411	Allegion PLC	521,160	0.1
4,408	Allison Transmission Holdings, Inc.	334,567	0.1
5,058	AMERCO	303,581	0.1
33,016 (1)	American Airlines Group, Inc.	374,071	0.1
11,647	AMETEK, Inc.	1,941,671	0.4
11,471 (1)	API Group Corp.	431,654	0.1
2,191	Armstrong World Industries, Inc.	248,109	0.0
867	Avis Budget Group, Inc.	90,619	0.0
3,622 (1)	Axon Enterprise, Inc.	1,065,737	0.2
7,241 (1)	AZEK Co., Inc.	305,063	0.1
6,459	Booz Allen Hamilton Holding Corp.	994,040	0.2
6,054 (1)	Builders FirstSource, Inc.	837,934	0.1
4,598	BWX Technologies, Inc.	436,810	0.1
1,113 (1)	CACI International, Inc. - Class A	478,735	0.1
2,400	Carlisle Cos., Inc.	972,504	0.2
7,475 (1)	Ceridian HCM Holding, Inc.	370,760	0.1
5,786	CH Robinson Worldwide, Inc.	509,862	0.1
20,588 (1)	Clarivate PLC	117,146	0.0
2,600 (1)	Clean Harbors, Inc.	587,990	0.1
44,033	CNH Industrial NV	446,054	0.1
1,773	Comfort Systems USA, Inc.	539,205	0.1
8,368 (1)	Core & Main, Inc. - Class A	409,530	0.1
20,476 (1)	CoStar Group, Inc.	1,518,091	0.3
2,467	Crane Co.	357,666	0.1
2,472	Crane Holdings Co.	151,830	0.0
6,893	Cummins, Inc.	1,908,879	0.3
1,924	Curtiss-Wright Corp.	521,366	0.1
32,497	Delta Air Lines, Inc.	1,541,658	0.3
6,056	Donaldson Co., Inc.	433,367	0.1
6,918	Dover Corp.	1,248,353	0.2
15,254	Dun & Bradstreet Holdings, Inc.	141,252	0.0
2,345	EMCOR Group, Inc.	856,113	0.2
6,197	Equifax, Inc.	1,502,525	0.3

See Accompanying Notes to Financial Statements

58

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,852	Esab Corp.	$269,314	0.0
7,121	Expeditors International of Washington, Inc.	888,630	0.2
28,878	Fastenal Co.	1,814,694	0.3
10,206	Ferguson PLC	1,976,392	0.4
6,623	Flowserve Corp.	318,566	0.1
17,751	Fortive Corp.	1,315,349	0.2
6,291	Fortune Brands Innovations, Inc.	408,538	0.1
1,774 (1)	FTI Consulting, Inc.	382,350	0.1
10,336 (1)	Gates Industrial Corp. PLC	163,412	0.0
2,970 (1)	Generac Holdings, Inc.	392,693	0.1
8,860	Genpact Ltd.	285,203	0.0
8,437	Graco, Inc.	668,885	0.1
5,921 (1)	GXO Logistics, Inc.	299,011	0.1
7,191 (1)	Hayward Holdings, Inc.	88,449	0.0
2,228	HEICO Corp.	498,203	0.1
4,097	HEICO Corp. - Class A	727,299	0.1
4,162	Hexcel Corp.	259,917	0.0
20,442	Howmet Aerospace, Inc.	1,586,913	0.3
2,701	Hubbell, Inc.	987,162	0.2
1,992	Huntington Ingalls Industries, Inc.	490,689	0.1
3,821	IDEX Corp.	768,785	0.1
20,360	Ingersoll Rand, Inc.	1,849,502	0.3
4,156	ITT, Inc.	536,872	0.1
6,288	Jacobs Solutions, Inc.	878,497	0.2
4,189	JB Hunt Transport Services, Inc.	670,240	0.1
6,713	KBR, Inc.	430,572	0.1
2,926 (1)	Kirby Corp.	350,330	0.1
7,892	Knight-Swift Transportation Holdings, Inc.	393,969	0.1
9,554	L3Harris Technologies, Inc.	2,145,637	0.4
1,794	Landstar System, Inc.	330,957	0.1
6,801	Leidos Holdings, Inc.	992,130	0.2
1,617	Lennox International, Inc.	865,063	0.2
2,784	Lincoln Electric Holdings, Inc.	525,174	0.1
523 (1)	Loar Holdings, Inc.	27,933	0.0
18,208 (1)	Lyft, Inc. - Class A	256,733	0.0
2,411	ManpowerGroup, Inc.	168,288	0.0
11,106	Masco Corp.	740,437	0.1
3,160 (1)	MasTec, Inc.	338,088	0.1
10,244	MDU Resources Group, Inc.	257,124	0.0
2,686 (1)	Middleby Corp.	329,330	0.1
1,867	MSA Safety, Inc.	350,417	0.1
2,314	MSC Industrial Direct Co., Inc. - Class A	183,523	0.0
2,862	Nordson Corp.	663,812	0.1
8,332	nVent Electric PLC	638,315	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,910	Old Dominion Freight Line, Inc.	$1,750,106	0.3
3,290	Oshkosh Corp.	355,978	0.1
20,382	Otis Worldwide Corp.	1,961,971	0.4
4,352	Owens Corning	756,029	0.1
2,307 (1)	Parsons Corp.	188,736	0.0
3,661 (1)	Paycor HCM, Inc.	46,495	0.0
8,328	Pentair PLC	638,508	0.1
7,328	Quanta Services, Inc.	1,861,972	0.3
9,236	RB Global, Inc.	705,261	0.1
1,434 (1)	RBC Bearings, Inc.	386,865	0.1
3,348	Regal Rexnord Corp.	452,717	0.1
5,155	Robert Half International, Inc.	329,817	0.1
5,782	Rockwell Automation, Inc.	1,591,669	0.3
14,095	Rollins, Inc.	687,695	0.1
2,173	Ryder System, Inc.	269,191	0.0
1,336 (1)	Saia, Inc.	633,651	0.1
2,368	Schneider National, Inc. - Class B	57,211	0.0
2,577	Science Applications International Corp.	302,926	0.1
7,537	Sensata Technologies Holding PLC	281,808	0.0
2,138	Simpson Manufacturing Co., Inc.	360,317	0.1
2,249 (1)	SiteOne Landscape Supply, Inc.	273,051	0.0
2,610	Snap-on, Inc.	682,228	0.1
30,138	Southwest Airlines Co.	862,248	0.2
5,848 (1)	Spirit AeroSystems Holdings, Inc. - Class A	192,224	0.0
10,840	SS&C Technologies Holdings, Inc.	679,343	0.1
7,752	Stanley Black & Decker, Inc.	619,307	0.1
4,649 (1)	Stericycle, Inc.	270,246	0.0
2,688	Tetra Tech, Inc.	549,642	0.1
9,595	Textron, Inc.	823,827	0.1
3,259	Timken Co.	261,144	0.0
5,267	Toro Co.	492,517	0.1
9,788	TransUnion	725,878	0.1
5,467 (1)	Trex Co., Inc.	405,214	0.1
389 (1)(2)	U-Haul Holding Co.	24,013	0.0
16,514 (1)	United Airlines Holdings, Inc.	803,571	0.1
3,352	United Rentals, Inc.	2,167,839	0.4
1,004	Valmont Industries, Inc.	275,548	0.0
12,459	Veralto Corp.	1,189,461	0.2
7,186	Verisk Analytics, Inc.	1,936,986	0.3
18,061	Vertiv Holdings Co. - Class A	1,563,541	0.3
6,631	Vestis Corp.	81,097	0.0
1,744	Watsco, Inc.	807,891	0.1
2,200	WESCO International, Inc.	348,744	0.1

See Accompanying Notes to Financial Statements

59

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
8,825	Westinghouse Air Brake Technologies Corp.	$1,394,791	0.3
9,315 (1)	WillScot Mobile Mini Holdings Corp.	350,617	0.1
3,001	Woodward, Inc.	523,314	0.1
2,195	WW Grainger, Inc.	1,980,417	0.4
5,766 (1)	XPO, Inc.	612,061	0.1
12,191	Xylem, Inc.	1,653,465	0.3
		90,305,586	16.4

	Information Technology: 13.7%
7,594 (1)	Akamai Technologies, Inc.	684,067	0.1
3,794 (1)	Allegro MicroSystems, Inc.	107,143	0.0
5,477	Amdocs Ltd.	432,245	0.1
300	Amdocs Ltd.	23,676	0.0
5,686	Amkor Technology, Inc.	227,554	0.0
4,401 (1)	ANSYS, Inc.	1,414,921	0.3
1,109 (1)	Appfolio, Inc. - Class A	271,228	0.0
13,231 (1)	AppLovin Corp. - Class A	1,101,084	0.2
2,716 (1)	Arrow Electronics, Inc.	327,984	0.1
1,356 (1)	Aspen Technology, Inc.	269,342	0.0
1,111 (1)	Astera Labs, Inc.	67,227	0.0
4,528	Avnet, Inc.	233,147	0.0
7,068	Bentley Systems, Inc. - Class B	348,876	0.1
5,165 (1)	BILL Holdings, Inc.	271,782	0.1
5,907	Broadridge Financial Solutions, Inc.	1,163,679	0.2
21,221 (1)	CCC Intelligent Solutions Holdings, Inc.	235,765	0.0
6,778	CDW Corp.	1,517,188	0.3
7,260 (1)	Ciena Corp.	349,787	0.1
2,712 (1)	Cirrus Logic, Inc.	346,214	0.1
15,128 (1)	Cloudflare, Inc. - Class A	1,253,052	0.2
8,670	Cognex Corp.	405,409	0.1
25,111	Cognizant Technology Solutions Corp. - Class A	1,707,548	0.3
6,668 (1)	Coherent Corp.	483,163	0.1
2,395	Concentrix Corp.	151,556	0.0
12,192 (1)	Confluent, Inc. - Class A	360,030	0.1
38,668	Corning, Inc.	1,502,252	0.3
15,080 (1)	Datadog, Inc. - Class A	1,955,725	0.4
10,248 (1)	DocuSign, Inc.	548,268	0.1
2,948	Dolby Laboratories, Inc. - Class A	233,570	0.0
7,309 (1)	DoubleVerify Holdings, Inc.	142,306	0.0
12,541 (1)	Dropbox, Inc. - Class A	281,796	0.1
9,151 (1)	DXC Technology Co.	174,693	0.0
13,127 (1)	Dynatrace, Inc.	587,302	0.1
4,104 (1)	Elastic NV	467,487	0.1
6,647 (1)	Enphase Energy, Inc.	662,772	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,596	Entegris, Inc.	$1,028,498	0.2
2,802 (1)	EPAM Systems, Inc.	527,084	0.1
2,179 (1)	Euronet Worldwide, Inc.	225,526	0.0
2,946 (1)	F5, Inc.	507,390	0.1
1,212 (1)	Fair Isaac Corp.	1,804,256	0.3
5,378 (1)	First Solar, Inc.	1,212,524	0.2
3,696 (1)	Five9, Inc.	162,994	0.0
3,802 (1)	Gartner, Inc.	1,707,326	0.3
28,389	Gen Digital, Inc.	709,157	0.1
5,976 (1)	Gitlab, Inc. - Class A	297,127	0.1
4,959 (1)	GLOBALFOUNDRIES, Inc.	250,727	0.0
2,121 (1)	Globant SA	378,089	0.1
7,132 (1)	GoDaddy, Inc. - Class A	996,412	0.2
4,128 (1)	Guidewire Software, Inc.	569,210	0.1
4,852 (1)	HashiCorp, Inc. - Class A	163,464	0.0
65,458	Hewlett Packard Enterprise Co.	1,385,746	0.3
49,342	HP, Inc.	1,727,957	0.3
2,465 (1)	HubSpot, Inc.	1,453,832	0.3
3,221 (1)	Informatica, Inc. - Class A	99,464	0.0
1,434 (1)	IPG Photonics Corp.	121,015	0.0
5,925	Jabil, Inc.	644,581	0.1
3,658	Jack Henry & Associates, Inc.	607,301	0.1
16,215	Juniper Networks, Inc.	591,199	0.1
8,791 (1)	Keysight Technologies, Inc.	1,202,169	0.2
11,467 (1)	Kyndryl Holdings, Inc.	301,697	0.1
6,869 (1)	Lattice Semiconductor Corp.	398,333	0.1
1,231	Littelfuse, Inc.	314,631	0.1
3,366 (1)	Lumentum Holdings, Inc.	171,397	0.0
2,814 (1)	MACOM Technology Solutions Holdings, Inc.	313,677	0.1
3,089 (1)	Manhattan Associates, Inc.	761,995	0.1
26,752	Microchip Technology, Inc.	2,447,808	0.4
790 (1)	MicroStrategy, Inc. - Class A	1,088,209	0.2
3,372	MKS Instruments, Inc.	440,316	0.1
3,436 (1)	MongoDB, Inc.	858,863	0.2
2,369	Monolithic Power Systems, Inc.	1,946,560	0.4
4,162 (1)	nCino, Inc.	130,895	0.0
10,394	NetApp, Inc.	1,338,747	0.2
12,249 (1)	Nutanix, Inc. - Class A	696,356	0.1
7,796 (1)	Okta, Inc.	729,784	0.1
21,658 (1)	ON Semiconductor Corp.	1,484,656	0.3
2,470 (1)	Onto Innovation, Inc.	542,313	0.1

See Accompanying Notes to Financial Statements

60

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
101,507 (1)	Palantir Technologies, Inc. - Class A	$2,571,172	0.5
16,225	Paychex, Inc.	1,923,636	0.4
2,568	Paycom Software, Inc.	367,327	0.1
2,211 (1)	Paylocity Holding Corp.	291,520	0.1
2,248	Pegasystems, Inc.	136,071	0.0
5,310 (1)	Procore Technologies, Inc.	352,106	0.1
5,972 (1)	PTC, Inc.	1,084,933	0.2
14,628 (1)	Pure Storage, Inc. - Class A	939,264	0.2
4,859 (1)	Qorvo, Inc.	563,838	0.1
4,128 (1)	RingCentral, Inc. - Class A	116,410	0.0
11,562 (1)	SentinelOne, Inc. - Class A	243,380	0.0
8,102	Skyworks Solutions, Inc.	863,511	0.2
6,395 (1)	Smartsheet, Inc. - Class A	281,892	0.1
2,499 (1)	Super Micro Computer, Inc.	2,047,556	0.4
3,801 (1)	TD SYNNEX Corp.	438,635	0.1
2,367 (1)	Teledyne Technologies, Inc.	918,349	0.2
4,894 (1)	Teradata Corp.	169,137	0.0
7,720	Teradyne, Inc.	1,144,799	0.2
12,285 (1)	Trimble, Inc.	686,977	0.1
8,785 (1)	Twilio, Inc. - Class A	499,076	0.1
2,139 (1)	Tyler Technologies, Inc.	1,075,446	0.2
210	Ubiquiti, Inc.	30,589	0.0
19,624 (1)	UiPath, Inc. - Class A	248,832	0.0
15,002 (1)	Unity Software, Inc.	243,933	0.0
2,353	Universal Display Corp.	494,718	0.1
4,376 (1)	VeriSign, Inc.	778,053	0.1
7,789	Vontier Corp.	297,540	0.1
16,459 (1)	Western Digital Corp.	1,247,098	0.2
17,053	Western Union Co.	208,388	0.0
6,278 (1)(2)	Wolfspeed, Inc.	142,887	0.0
2,580 (1)	Zebra Technologies Corp. - Class A	797,039	0.1
12,573 (1)	Zoom Video Communications, Inc. - Class A	744,196	0.1
4,618 (1)	Zscaler, Inc.	887,533	0.2
		75,484,964	13.7

	Materials: 6.0%
5,917	Albemarle Corp.	565,192	0.1
9,002	Alcoa Corp.	358,100	0.1
72,552	Amcor PLC	709,559	0.1
3,329	AptarGroup, Inc.	468,757	0.1
2,519	Ashland, Inc.	238,020	0.0
6,223 (1)	ATI, Inc.	345,065	0.1
4,041	Avery Dennison Corp.	883,565	0.2
11,109 (1)	Axalta Coating Systems Ltd.	379,595	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
15,707	Ball Corp.	$942,734	0.2
5,842	Berry Global Group, Inc.	343,802	0.1
5,618	Celanese Corp.	757,812	0.1
9,443	CF Industries Holdings, Inc.	699,915	0.1
7,519	Chemours Co.	169,704	0.0
23,608 (1)	Cleveland-Cliffs, Inc.	363,327	0.1
35,291	Corteva, Inc.	1,903,597	0.3
5,897	Crown Holdings, Inc.	438,678	0.1
35,507	Dow, Inc.	1,883,646	0.3
21,098	DuPont de Nemours, Inc.	1,698,178	0.3
1,719	Eagle Materials, Inc.	373,814	0.1
5,899	Eastman Chemical Co.	577,925	0.1
11,288	Element Solutions, Inc.	306,131	0.1
6,280	FMC Corp.	361,414	0.1
15,338	Graphic Packaging Holding Co.	402,009	0.1
8,242	Huntsman Corp.	187,670	0.0
12,899	International Flavors & Fragrances, Inc.	1,228,114	0.2
17,475	International Paper Co.	754,046	0.1
3,249	Louisiana-Pacific Corp.	267,490	0.1
13,132	LyondellBasell Industries NV - Class A	1,256,207	0.2
3,093	Martin Marietta Materials, Inc.	1,675,787	0.3
16,137	Mosaic Co.	466,359	0.1
6,606 (1)(2)	MP Materials Corp.	84,094	0.0
339	NewMarket Corp.	174,778	0.0
12,093	Nucor Corp.	1,911,661	0.3
6,023	Olin Corp.	283,984	0.1
4,472	Packaging Corp. of America	816,408	0.2
11,790	PPG Industries, Inc.	1,484,243	0.3
2,880	Reliance Steel & Aluminum Co.	822,528	0.2
3,312	Royal Gold, Inc.	414,530	0.1
6,412	RPM International, Inc.	690,444	0.1
2,142	Scotts Miracle-Gro Co.	139,359	0.0
7,337	Sealed Air Corp.	255,254	0.0
4,180	Silgan Holdings, Inc.	176,939	0.0
4,939	Sonoco Products Co.	250,506	0.0
7,497	Steel Dynamics, Inc.	970,862	0.2
11,238	United States Steel Corp.	424,796	0.1
6,515 (1)	Valvoline, Inc.	281,448	0.1
6,676	Vulcan Materials Co.	1,660,188	0.3
1,691	Westlake Corp.	244,891	0.0
12,902	Westrock Co.	648,455	0.1
		32,741,580	6.0

	Real Estate: 7.3%
4,995	Agree Realty Corp.	309,390	0.1
8,738	Alexandria Real Estate Equities, Inc.	1,022,084	0.2
17,030	American Homes 4 Rent - Class A	632,835	0.1

See Accompanying Notes to Financial Statements

61

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
14,332	Americold Realty Trust, Inc.	$366,039	0.1
7,156	AvalonBay Communities, Inc.	1,480,505	0.3
7,921	Boston Properties, Inc.	487,617	0.1
15,113	Brixmor Property Group, Inc.	348,959	0.1
5,219	Camden Property Trust	569,445	0.1
15,432 (1)	CBRE Group, Inc. - Class A	1,375,146	0.2
7,640	Cousins Properties, Inc.	176,866	0.0
21,933	Crown Castle, Inc.	2,142,854	0.4
11,285	CubeSmart	509,743	0.1
16,293	Digital Realty Trust, Inc.	2,477,351	0.4
2,409	EastGroup Properties, Inc.	409,771	0.1
3,768	EPR Properties	158,181	0.0
9,295	Equity LifeStyle Properties, Inc.	605,383	0.1
19,055	Equity Residential	1,321,274	0.2
3,220	Essex Property Trust, Inc.	876,484	0.2
10,551	Extra Space Storage, Inc.	1,639,731	0.3
4,157	Federal Realty Investment Trust	419,732	0.1
6,661	First Industrial Realty Trust, Inc.	316,464	0.1
13,138	Gaming and Leisure Properties, Inc.	593,969	0.1
19,176	Healthcare Realty Trust, Inc.	316,020	0.1
35,759	Healthpeak Properties, Inc.	700,876	0.1
5,260	Highwoods Properties, Inc.	138,180	0.0
35,156	Host Hotels & Resorts, Inc.	632,105	0.1
1,562 (1)	Howard Hughes Holdings, Inc.	101,249	0.0
30,870	Invitation Homes, Inc.	1,107,924	0.2
14,688	Iron Mountain, Inc.	1,316,339	0.2
2,383 (1)	Jones Lang LaSalle, Inc.	489,182	0.1
5,895	Kilroy Realty Corp.	183,747	0.0
33,228	Kimco Realty Corp.	646,617	0.1
4,392	Lamar Advertising Co. - Class A	524,976	0.1
29,939 (2)	Medical Properties Trust, Inc.	129,037	0.0
5,858	Mid-America Apartment Communities, Inc.	835,409	0.2
9,142	National Retail Properties, Inc.	389,449	0.1
3,613	National Storage Affiliates Trust	148,928	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,445	Omega Healthcare Investors, Inc.	$426,241	0.1
10,474	Park Hotels & Resorts, Inc.	156,901	0.0
7,451	Rayonier, Inc.	216,750	0.0
43,482	Realty Income Corp.	2,296,719	0.4
9,272	Regency Centers Corp.	576,718	0.1
10,876	Rexford Industrial Realty, Inc.	484,961	0.1
5,413	SBA Communications Corp.	1,062,572	0.2
16,322	Simon Property Group, Inc.	2,477,680	0.5
9,127	STAG Industrial, Inc.	329,120	0.1
6,221	Sun Communities, Inc.	748,635	0.1
16,559	UDR, Inc.	681,403	0.1
20,344	Ventas, Inc.	1,042,833	0.2
52,593	VICI Properties, Inc.	1,506,264	0.3
8,839	Vornado Realty Trust	232,377	0.0
36,773	Weyerhaeuser Co.	1,043,985	0.2
10,930	WP Carey, Inc.	601,697	0.1
2,372 (1)	Zillow Group, Inc. - Class A	106,835	0.0
8,000 (1)	Zillow Group, Inc. - Class C	371,120	0.1
		40,262,672	7.3

	Utilities: 5.3%
35,770	AES Corp.	628,479	0.1
12,925	Alliant Energy Corp.	657,883	0.1
13,422	Ameren Corp.	954,438	0.2
9,839	American Water Works Co., Inc.	1,270,805	0.2
7,588	Atmos Energy Corp.	885,140	0.2
3,577	Avangrid, Inc.	127,091	0.0
6,815	Brookfield Renewable Corp. - Class A	193,410	0.0
31,956	CenterPoint Energy, Inc.	989,997	0.2
1,730	Clearway Energy, Inc. - Class A	39,202	0.0
4,134	Clearway Energy, Inc. - Class C	102,068	0.0
15,014	CMS Energy Corp.	893,783	0.2
17,472	Consolidated Edison, Inc.	1,562,346	0.3
10,429	DTE Energy Co.	1,157,723	0.2
19,192	Edison International	1,378,178	0.3
10,754	Entergy Corp.	1,150,678	0.2
12,701	Essential Utilities, Inc.	474,128	0.1
11,233	Evergy, Inc.	595,012	0.1
17,718	Eversource Energy	1,004,788	0.2
50,480	Exelon Corp.	1,747,113	0.3
29,044	FirstEnergy Corp.	1,111,514	0.2
2,550	IDACORP, Inc.	237,532	0.0
4,595	National Fuel Gas Co.	249,003	0.1
22,623	NiSource, Inc.	651,769	0.1
10,787	NRG Energy, Inc.	839,876	0.2
10,082	OGE Energy Corp.	359,927	0.1

See Accompanying Notes to Financial Statements

62

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
107,849	PG&E Corp.	$1,883,044	0.3
5,727	Pinnacle West Capital Corp.	437,428	0.1
37,257	PPL Corp.	1,030,156	0.2
25,158	Public Service Enterprise Group, Inc.	1,854,145	0.3
10,583	UGI Corp.	242,351	0.0
17,380	Vistra Corp.	1,494,332	0.3
15,956	WEC Energy Group, Inc.	1,251,908	0.2
28,060	Xcel Energy, Inc.	1,498,685	0.3
		28,953,932	5.3
	Total Common Stock
	(Cost $520,963,667)	543,873,146	98.8
EXCHANGE-TRADED FUNDS: 1.0%
64,981	iShares Russell Mid-Cap ETF	5,268,659	1.0
	Total Exchange-Traded Funds (Cost $5,170,874)	5,268,659	1.0
	Total Long-Term Investments (Cost $526,134,541)	549,141,805	99.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.5%
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,000,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 08/08/24-04/20/74)	1,000,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/28/2024, 5.350%, due 07/01/2024 (Repurchase Amount $1,000,440, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,041, due 07/11/24-07/01/54)	$1,000,000	0.2
960,797 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $961,217, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $980,013, due 07/05/24-05/20/54)	960,797	0.1
	Total Repurchase Agreements (Cost $2,960,797)	2,960,797	0.5
			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 0.2%
964,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $964,000)	$964,000	0.2
	Total Short-Term Investments (Cost $3,924,797)	3,924,797	0.7
	Total Investments in Securities (Cost $530,059,338)	$553,066,602	100.5
	Liabilities in Excess of Other Assets	(2,722,571)	(0.5)
	Net Assets	$550,344,031	100.0

See Accompanying Notes to Financial Statements

63

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$543,873,146	$—	$—	$543,873,146
Exchange-Traded Funds	5,268,659	—	—	5,268,659
Short-Term Investments	964,000	2,960,797	—	3,924,797
Total Investments, at fair value	$550,105,805	$2,960,797	$—	$553,066,602
Liabilities Table
Other Financial Instruments+
Futures	$(1,162)	$—	$—	$(1,162)
Total Liabilities	$(1,162)	$—	$—	$(1,162)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	6/30/2024	Income	(Losses)	Distributions
Voya Financial, Inc.	$246,751	$128,227	$(3,721)	$(7,609)	$363,648	$3,264	$(123)	$—
	$246,751	$128,227	$(3,721)	$(7,609)	$363,648	$3,264	$(123)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	6	09/20/24	$1,774,860	$(1,162)
			$1,774,860	$(1,162)

See Accompanying Notes to Financial Statements

64

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$1,162
Total Liability Derivatives		$1,162

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$82,488
Total	$82,488

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(67,897)
Total	$(67,897)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $530,804,061.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,183,279
Gross Unrealized Depreciation	(32,921,900)
Net Unrealized Appreciation	$22,261,379

See Accompanying Notes to Financial Statements

65

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.7%
	Communication Services: 9.3%
489,328	Alphabet, Inc. - Class A	$89,131,095	2.3
407,089	Alphabet, Inc. - Class C	74,668,264	2.0
597,303	AT&T, Inc.	11,414,460	0.3
8,159 (1)	Charter Communications, Inc. - Class A	2,439,215	0.1
326,067	Comcast Corp. - Class A	12,768,784	0.3
20,271	Electronic Arts, Inc.	2,824,358	0.1
19,256	Fox Corp. - Class A	661,829	0.0
10,992	Fox Corp. - Class B	351,964	0.0
31,441	Interpublic Group of Cos., Inc.	914,619	0.0
11,822 (1)	Live Nation Entertainment, Inc.	1,108,194	0.0
22,131 (1)	Match Group, Inc.	672,340	0.0
182,556	Meta Platforms, Inc. - Class A	92,048,386	2.4
35,896 (1)	Netflix, Inc.	24,225,492	0.6
31,664	News Corp. - Class A	872,976	0.0
9,553	News Corp. - Class B	271,210	0.0
16,314	Omnicom Group, Inc.	1,463,366	0.1
41,182	Paramount Global - Class B	427,881	0.0
13,212 (1)	Take-Two Interactive Software, Inc.	2,054,334	0.1
42,953	T-Mobile US, Inc.	7,567,460	0.2
350,648	Verizon Communications, Inc.	14,460,724	0.4
151,867	Walt Disney Co.	15,078,874	0.4
184,898 (1)	Warner Bros Discovery, Inc.	1,375,641	0.0
		356,801,466	9.3

	Consumer Discretionary: 10.2%
36,779 (1)	Airbnb, Inc. - Class A	5,576,800	0.2
762,884 (1)	Amazon.com, Inc.	147,427,333	3.9
22,664 (1)	Aptiv PLC	1,595,999	0.0
1,441 (1)	AutoZone, Inc.	4,271,268	0.1
18,826	Bath & Body Works, Inc.	735,155	0.0
16,040	Best Buy Co., Inc.	1,352,012	0.0
2,826	Booking Holdings, Inc.	11,195,199	0.3
19,146	BorgWarner, Inc.	617,267	0.0
17,973 (1)	Caesars Entertainment, Inc.	714,247	0.0
13,158 (1)	CarMax, Inc.	965,008	0.0
83,946 (1)	Carnival Corp.	1,571,469	0.0
114,400 (1)	Chipotle Mexican Grill, Inc.	7,167,160	0.2
24,690	D.R. Horton, Inc.	3,479,562	0.1
9,949	Darden Restaurants, Inc.	1,505,483	0.0
2,139 (1)	Deckers Outdoor Corp.	2,070,445	0.1
18,289	Dollar General Corp.	2,418,355	0.1
17,246 (1)	Dollar Tree, Inc.	1,841,355	0.1
2,906	Domino's Pizza, Inc.	1,500,455	0.0
42,152	eBay, Inc.	2,264,406	0.1
9,741 (1)	Etsy, Inc.	574,524	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
10,575 (1)	Expedia Group, Inc.	$1,332,344	0.0
326,675	Ford Motor Co.	4,096,505	0.1
12,801	Garmin Ltd.	2,085,539	0.1
95,046	General Motors Co.	4,415,837	0.1
11,604	Genuine Parts Co.	1,605,065	0.1
10,868	Hasbro, Inc.	635,778	0.0
20,830	Hilton Worldwide Holdings, Inc.	4,545,106	0.1
82,557	Home Depot, Inc.	28,419,422	0.7
30,411	Las Vegas Sands Corp.	1,345,687	0.0
20,398	Lennar Corp. - Class A	3,057,048	0.1
22,297	LKQ Corp.	927,332	0.0
47,666	Lowe's Cos., Inc.	10,508,446	0.3
9,568 (1)	Lululemon Athletica, Inc.	2,857,962	0.1
19,986	Marriott International, Inc. - Class A	4,832,015	0.1
60,036	McDonald's Corp.	15,299,574	0.4
20,905 (1)	MGM Resorts International	929,018	0.0
4,404 (1)	Mohawk Industries, Inc.	500,250	0.0
100,920	NIKE, Inc. - Class B	7,606,340	0.2
35,447 (1)	Norwegian Cruise Line Holdings Ltd.	666,049	0.0
261 (1)	NVR, Inc.	1,980,614	0.1
4,906 (1)	O'Reilly Automotive, Inc.	5,181,030	0.1
3,193	Pool Corp.	981,305	0.0
17,522	PulteGroup, Inc.	1,929,172	0.1
3,253	Ralph Lauren Corp.	569,470	0.0
27,932	Ross Stores, Inc.	4,059,078	0.1
19,723 (1)	Royal Caribbean Cruises Ltd.	3,144,438	0.1
94,336	Starbucks Corp.	7,344,058	0.2
19,111	Tapestry, Inc.	817,760	0.0
38,539	Target Corp.	5,705,314	0.2
231,135 (1)	Tesla, Inc.	45,736,994	1.2
94,342	TJX Cos., Inc.	10,387,054	0.3
9,008	Tractor Supply Co.	2,432,160	0.1
3,993 (1)	Ulta Beauty, Inc.	1,540,779	0.0
7,940	Wynn Resorts Ltd.	710,630	0.0
23,461	Yum! Brands, Inc.	3,107,644	0.1
		390,136,319	10.2

	Consumer Staples: 5.5%
143,085	Altria Group, Inc.	6,517,522	0.2
41,189	Archer-Daniels-Midland Co.	2,489,875	0.1
15,066	Brown-Forman Corp. - Class B	650,700	0.0
11,795	Bunge Global SA	1,259,352	0.0
16,393	Campbell Soup Co.	740,800	0.0
20,370	Church & Dwight Co., Inc.	2,111,962	0.1
10,341	Clorox Co.	1,411,236	0.0
322,983	Coca-Cola Co.	20,557,868	0.5
68,346	Colgate-Palmolive Co.	6,632,296	0.2
39,828	Conagra Brands, Inc.	1,131,912	0.0

 See Accompanying Notes to Financial Statements

66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
13,403	Constellation Brands, Inc. - Class A	$3,448,324	0.1
36,946	Costco Wholesale Corp.	31,403,730	0.8
19,408	Estee Lauder Cos., Inc. - Class A	2,065,011	0.1
47,029	General Mills, Inc.	2,975,054	0.1
12,297	Hershey Co.	2,260,557	0.1
24,149	Hormel Foods Corp.	736,303	0.0
8,844	JM Smucker Co.	964,350	0.0
21,975	Kellogg Co.	1,267,518	0.0
159,543	Kenvue, Inc.	2,900,492	0.1
86,779	Keurig Dr Pepper, Inc.	2,898,419	0.1
28,069	Kimberly-Clark Corp.	3,879,136	0.1
65,751	Kraft Heinz Co.	2,118,497	0.1
55,763	Kroger Co.	2,784,247	0.1
12,029	Lamb Weston Holdings, Inc.	1,011,398	0.0
20,950	McCormick & Co., Inc.	1,486,193	0.0
15,148	Molson Coors Beverage Co. - Class B	769,973	0.0
111,741	Mondelez International, Inc. - Class A	7,312,331	0.2
59,104 (1)	Monster Beverage Corp.	2,952,245	0.1
114,519	PepsiCo, Inc.	18,887,619	0.5
129,501	Philip Morris International, Inc.	13,122,336	0.3
196,609	Procter & Gamble Co.	32,424,756	0.9
41,480	Sysco Corp.	2,961,257	0.1
23,858	Tyson Foods, Inc. - Class A	1,363,246	0.0
59,639	Walgreens Boots Alliance, Inc.	721,334	0.0
355,849	Walmart, Inc.	24,094,536	0.6
		210,312,385	5.5

	Energy: 3.6%
30,094	APA Corp.	885,967	0.0
83,395	Baker Hughes Co.	2,933,002	0.1
142,780	Chevron Corp.	22,333,648	0.6
97,427	ConocoPhillips	11,143,700	0.3
61,998	Coterra Energy, Inc.	1,653,487	0.0
52,648	Devon Energy Corp.	2,495,515	0.1
14,857	Diamondback Energy, Inc.	2,974,223	0.1
47,876	EOG Resources, Inc.	6,026,152	0.2
36,786	EQT Corp.	1,360,346	0.0
373,696	Exxon Mobil Corp.	43,019,884	1.1
73,749	Halliburton Co.	2,491,241	0.1
23,024	Hess Corp.	3,396,500	0.1
161,128	Kinder Morgan, Inc.	3,201,613	0.1
46,986	Marathon Oil Corp.	1,347,089	0.0
29,350	Marathon Petroleum Corp.	5,091,638	0.1
55,395	Occidental Petroleum Corp.	3,491,547	0.1
48,620	ONEOK, Inc.	3,964,961	0.1
35,317	Phillips 66	4,985,701	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
119,070	Schlumberger NV	$5,617,723	0.1
18,470	Targa Resources Corp.	2,378,567	0.1
27,240	Valero Energy Corp.	4,270,142	0.1
101,527	Williams Cos., Inc.	4,314,897	0.1
		139,377,543	3.6

	Financials: 10.5%
43,075	Aflac, Inc.	3,847,028	0.1
21,985	Allstate Corp.	3,510,125	0.1
47,337	American Express Co.	10,960,882	0.3
55,286	American International Group, Inc.	4,104,433	0.1
8,274	Ameriprise Financial, Inc.	3,534,570	0.1
18,113	Aon PLC - Class A	5,317,615	0.1
31,153 (1)	Arch Capital Group Ltd.	3,143,026	0.1
18,202	Arthur J Gallagher & Co.	4,719,961	0.1
4,328	Assurant, Inc.	719,530	0.0
566,777	Bank of America Corp.	22,540,721	0.6
62,296	Bank of New York Mellon Corp.	3,730,907	0.1
150,810 (1)	Berkshire Hathaway, Inc. - Class B	61,349,508	1.6
11,636	BlackRock, Inc.	9,161,256	0.2
59,533	Blackstone, Inc.	7,370,185	0.2
19,682	Brown & Brown, Inc.	1,759,768	0.1
31,831	Capital One Financial Corp.	4,407,002	0.1
8,795	Cboe Global Markets, Inc.	1,495,678	0.0
124,366	Charles Schwab Corp.	9,164,531	0.2
33,826	Chubb Ltd.	8,628,336	0.2
13,081	Cincinnati Financial Corp.	1,544,866	0.0
158,897	Citigroup, Inc.	10,083,604	0.3
37,905	Citizens Financial Group, Inc.	1,365,717	0.0
29,995	CME Group, Inc.	5,897,017	0.2
5,854 (1)	Corpay, Inc.	1,559,564	0.0
20,835	Discover Financial Services	2,725,426	0.1
3,616	Everest Re Group Ltd.	1,377,768	0.0
3,173	FactSet Research Systems, Inc.	1,295,441	0.0
46,338	Fidelity National Information Services, Inc.	3,492,032	0.1
56,984	Fifth Third Bancorp	2,079,346	0.1
48,741 (1)	Fiserv, Inc.	7,264,359	0.2
25,008	Franklin Resources, Inc.	558,929	0.0
21,263	Global Payments, Inc.	2,056,132	0.1
6,995	Globe Life, Inc.	575,549	0.0
26,862	Goldman Sachs Group, Inc.	12,150,220	0.3
24,638	Hartford Financial Services Group, Inc.	2,477,105	0.1

See Accompanying Notes to Financial Statements

67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
120,676	Huntington Bancshares, Inc.	$1,590,510	0.0
47,782	Intercontinental Exchange, Inc.	6,540,878	0.2
37,453	Invesco Ltd.	560,297	0.0
239,221	JPMorgan Chase & Co.	48,384,839	1.3
78,544	KeyCorp	1,116,110	0.0
55,443	KKR & Co., Inc.	5,834,821	0.2
15,182	Loews Corp.	1,134,703	0.0
13,900	M&T Bank Corp.	2,103,904	0.1
3,158	MarketAxess Holdings, Inc.	633,274	0.0
41,046	Marsh & McLennan Cos., Inc.	8,649,213	0.2
49,761	MetLife, Inc.	3,492,725	0.1
13,082	Moody's Corp.	5,506,606	0.1
104,245	Morgan Stanley	10,131,572	0.3
6,590	MSCI, Inc.	3,174,732	0.1
31,662	Nasdaq, Inc.	1,907,952	0.1
17,091	Northern Trust Corp.	1,435,302	0.0
33,164	PNC Financial Services Group, Inc.	5,156,339	0.1
17,963	Principal Financial Group, Inc.	1,409,197	0.0
48,768	Progressive Corp.	10,129,601	0.3
29,906	Prudential Financial, Inc.	3,504,684	0.1
15,540	Raymond James Financial, Inc.	1,920,899	0.1
76,292	Regions Financial Corp.	1,528,892	0.0
26,666	S&P Global, Inc.	11,893,036	0.3
25,158	State Street Corp.	1,861,692	0.1
33,450	Synchrony Financial	1,578,505	0.0
18,656	T. Rowe Price Group, Inc.	2,151,223	0.1
19,076	Travelers Cos., Inc.	3,878,914	0.1
111,469	Truist Financial Corp.	4,330,571	0.1
129,993	US Bancorp	5,160,722	0.1
16,887	W.R. Berkley Corp.	1,326,980	0.0
290,424	Wells Fargo & Co.	17,248,281	0.5
8,544	Willis Towers Watson PLC	2,239,724	0.1
		403,484,835	10.5

	Health Care: 11.7%
144,918	Abbott Laboratories	15,058,429	0.4
147,107	AbbVie, Inc.	25,231,793	0.7
24,416	Agilent Technologies, Inc.	3,165,046	0.1
5,832 (1)	Align Technology, Inc.	1,408,020	0.0
13,795	AmerisourceBergen Corp.	3,108,013	0.1
44,687	Amgen, Inc.	13,962,453	0.4
42,313	Baxter International, Inc.	1,415,370	0.0
24,072	Becton Dickinson and Co.	5,625,867	0.1
12,129 (1)	Biogen, Inc.	2,811,745	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,699 (1)	Bio-Rad Laboratories, Inc. - Class A	$464,014	0.0
13,097	Bio-Techne Corp.	938,400	0.0
122,472 (1)	Boston Scientific Corp.	9,431,569	0.2
168,865	Bristol-Myers Squibb Co.	7,012,963	0.2
20,266	Cardinal Health, Inc.	1,992,553	0.1
15,059 (1)	Catalent, Inc.	846,768	0.0
44,534 (1)	Centene Corp.	2,952,604	0.1
4,274 (1)	Charles River Laboratories International, Inc.	882,923	0.0
23,664	Cigna Group	7,822,608	0.2
16,559	Cooper Cos., Inc.	1,445,601	0.0
104,578	CVS Health Corp.	6,176,377	0.2
54,915	Danaher Corp.	13,720,513	0.4
4,310 (1)	DaVita, Inc.	597,237	0.0
33,129 (1)	Dexcom, Inc.	3,756,166	0.1
50,199 (1)	Edwards Lifesciences Corp.	4,636,882	0.1
19,361	Elevance Health, Inc.	10,490,951	0.3
66,505	Eli Lilly & Co.	60,212,297	1.6
35,364	GE HealthCare Technologies, Inc.	2,755,563	0.1
103,818	Gilead Sciences, Inc.	7,122,953	0.2
16,146	HCA Healthcare, Inc.	5,187,387	0.1
10,667 (1)	Henry Schein, Inc.	683,755	0.0
19,558 (1)	Hologic, Inc.	1,452,181	0.0
10,038	Humana, Inc.	3,750,699	0.1
6,880 (1)	IDEXX Laboratories, Inc.	3,351,936	0.1
13,245 (1)	Incyte Corp.	802,912	0.0
5,818 (1)	Insulet Corp.	1,174,072	0.0
29,548 (1)	Intuitive Surgical, Inc.	13,144,428	0.3
15,206 (1)	IQVIA Holdings, Inc.	3,215,157	0.1
200,486	Johnson & Johnson	29,303,034	0.8
7,022 (1)	Labcorp Holdings, Inc.	1,429,047	0.0
10,828	McKesson Corp.	6,323,985	0.2
110,613	Medtronic PLC	8,706,349	0.2
210,993	Merck & Co., Inc.	26,120,933	0.7
1,779 (1)	Mettler-Toledo International, Inc.	2,486,313	0.1
27,775 (1)	Moderna, Inc.	3,298,281	0.1
4,882 (1)	Molina Healthcare, Inc.	1,451,419	0.0
472,050	Pfizer, Inc.	13,207,959	0.3
9,249	Quest Diagnostics, Inc.	1,266,003	0.0
8,836 (1)	Regeneron Pharmaceuticals, Inc.	9,286,901	0.2
12,256	ResMed, Inc.	2,346,043	0.1
10,282	Revvity, Inc.	1,078,170	0.0
11,510 (1)	Solventum Corp.	608,649	0.0
8,233	STERIS PLC	1,807,473	0.1
28,244	Stryker Corp.	9,610,021	0.3
3,916	Teleflex, Inc.	823,652	0.0
31,798	Thermo Fisher Scientific, Inc.	17,584,294	0.5
76,672	UnitedHealth Group, Inc.	39,045,983	1.0

See Accompanying Notes to Financial Statements

68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,971	Universal Health Services, Inc. - Class B	$919,287	0.0
21,497 (1)	Vertex Pharmaceuticals, Inc.	10,076,074	0.3
99,958	Viatris, Inc.	1,062,554	0.0
4,927 (1)	Waters Corp.	1,429,421	0.0
6,068	West Pharmaceutical Services, Inc.	1,998,738	0.1
17,138	Zimmer Biomet Holdings, Inc.	1,859,987	0.1
38,011	Zoetis, Inc.	6,589,587	0.2
		447,528,362	11.7

	Industrials: 8.0%
46,052	3M Co.	4,706,054	0.1
10,062	A.O. Smith Corp.	822,870	0.0
7,315	Allegion PLC	864,267	0.0
54,515 (1)	American Airlines Group, Inc.	617,655	0.0
19,282	AMETEK, Inc.	3,214,502	0.1
34,096	Automatic Data Processing, Inc.	8,138,374	0.2
5,909 (1)	Axon Enterprise, Inc.	1,738,664	0.1
48,071 (1)	Boeing Co.	8,749,403	0.2
10,168 (1)	Builders FirstSource, Inc.	1,407,353	0.0
69,804	Carrier Global Corp.	4,403,236	0.1
40,740	Caterpillar, Inc.	13,570,494	0.4
13,154 (1)	Ceridian HCM Holding, Inc.	652,438	0.0
9,719	CH Robinson Worldwide, Inc.	856,438	0.0
7,179	Cintas Corp.	5,027,167	0.1
72,807 (1)	Copart, Inc.	3,943,227	0.1
34,025 (1)	CoStar Group, Inc.	2,522,614	0.1
162,853	CSX Corp.	5,447,433	0.1
11,394	Cummins, Inc.	3,155,340	0.1
21,565	Deere & Co.	8,057,331	0.2
53,757	Delta Air Lines, Inc.	2,550,232	0.1
11,448	Dover Corp.	2,065,792	0.1
33,305	Eaton Corp. PLC	10,442,783	0.3
47,635	Emerson Electric Co.	5,247,472	0.1
10,274	Equifax, Inc.	2,491,034	0.1
11,767	Expeditors International of Washington, Inc.	1,468,404	0.0
47,679	Fastenal Co.	2,996,148	0.1
18,860	FedEx Corp.	5,654,982	0.2
29,325	Fortive Corp.	2,172,982	0.1
22,832 (1)	GE Vernova, Inc.	3,915,916	0.1
5,049 (1)	Generac Holdings, Inc.	667,579	0.0
18,940	General Dynamics Corp.	5,495,252	0.2
91,185	General Electric Co.	14,495,679	0.4
54,246	Honeywell International, Inc.	11,583,691	0.3
32,303	Howmet Aerospace, Inc.	2,507,682	0.1
4,468	Hubbell, Inc.	1,632,965	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,299	Huntington Ingalls Industries, Inc.	$812,643	0.0
6,301	IDEX Corp.	1,267,761	0.0
22,656	Illinois Tool Works, Inc.	5,368,566	0.1
33,607	Ingersoll Rand, Inc.	3,052,860	0.1
10,469	Jacobs Solutions, Inc.	1,462,624	0.0
6,794	JB Hunt Transport Services, Inc.	1,087,040	0.0
56,120	Johnson Controls International PLC	3,730,296	0.1
15,793	L3Harris Technologies, Inc.	3,546,792	0.1
11,264	Leidos Holdings, Inc.	1,643,192	0.1
17,789	Lockheed Martin Corp.	8,309,242	0.2
18,311	Masco Corp.	1,220,794	0.0
4,521	Nordson Corp.	1,048,601	0.0
18,821	Norfolk Southern Corp.	4,040,680	0.1
11,588	Northrop Grumman Corp.	5,051,789	0.1
14,843	Old Dominion Freight Line, Inc.	2,621,274	0.1
33,682	Otis Worldwide Corp.	3,242,229	0.1
43,663	PACCAR, Inc.	4,494,669	0.1
10,699	Parker-Hannifin Corp.	5,411,661	0.1
13,773	Pentair PLC	1,055,976	0.0
12,195	Quanta Services, Inc.	3,098,628	0.1
110,753	Raytheon Technologies Corp.	11,118,494	0.3
17,040	Republic Services, Inc.	3,311,554	0.1
9,497	Rockwell Automation, Inc.	2,614,334	0.1
23,392	Rollins, Inc.	1,141,296	0.0
4,398	Snap-on, Inc.	1,149,593	0.0
49,715	Southwest Airlines Co.	1,422,346	0.0
12,774	Stanley Black & Decker, Inc.	1,020,515	0.0
15,886	Textron, Inc.	1,363,972	0.0
18,856	Trane Technologies PLC	6,202,304	0.2
4,662	TransDigm Group, Inc.	5,956,218	0.2
174,065 (1)	Uber Technologies, Inc.	12,651,044	0.3
50,807	Union Pacific Corp.	11,495,592	0.3
27,331 (1)	United Airlines Holdings, Inc.	1,329,926	0.0
60,762	United Parcel Service, Inc. - Class B	8,315,280	0.2
5,547	United Rentals, Inc.	3,587,411	0.1
18,272	Veralto Corp.	1,744,428	0.1
11,885	Verisk Analytics, Inc.	3,203,602	0.1
30,405	Waste Management, Inc.	6,486,603	0.2
14,694	Westinghouse Air Brake Technologies Corp.	2,322,387	0.1
3,643	WW Grainger, Inc.	3,286,860	0.1
20,197	Xylem, Inc.	2,739,319	0.1
		307,313,848	8.0

See Accompanying Notes to Financial Statements

69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 34.3%
52,376	Accenture PLC - Class A	$15,891,402	0.4
37,320 (1)	Adobe, Inc.	20,732,753	0.5
134,629 (1)	Advanced Micro Devices, Inc.	21,838,170	0.6
12,689 (1)	Akamai Technologies, Inc.	1,143,025	0.0
100,065	Amphenol Corp. - Class A	6,741,379	0.2
41,314	Analog Devices, Inc.	9,430,334	0.2
7,272 (1)	ANSYS, Inc.	2,337,948	0.1
1,200,746	Apple, Inc.	252,901,123	6.6
69,217	Applied Materials, Inc.	16,334,520	0.4
21,145 (1)	Arista Networks, Inc.	7,410,900	0.2
17,824 (1)	Autodesk, Inc.	4,410,549	0.1
36,289	Broadcom, Inc.	58,263,078	1.5
9,845	Broadridge Financial Solutions, Inc.	1,939,465	0.1
22,669 (1)	Cadence Design Systems, Inc.	6,976,385	0.2
11,196	CDW Corp.	2,506,113	0.1
337,313	Cisco Systems, Inc.	16,025,741	0.4
41,494	Cognizant Technology Solutions Corp. - Class A	2,821,592	0.1
64,224	Corning, Inc.	2,495,102	0.1
19,216 (1)	Crowdstrike Holdings, Inc. - Class A	7,363,379	0.2
11,312 (1)	Enphase Energy, Inc.	1,127,920	0.0
4,808 (1)	EPAM Systems, Inc.	904,433	0.0
4,900 (1)	F5, Inc.	843,927	0.0
2,059 (1)	Fair Isaac Corp.	3,065,151	0.1
8,902 (1)	First Solar, Inc.	2,007,045	0.1
52,820 (1)	Fortinet, Inc.	3,183,461	0.1
6,467 (1)	Gartner, Inc.	2,904,071	0.1
45,901	Gen Digital, Inc.	1,146,607	0.0
11,741 (1)	GoDaddy, Inc. - Class A	1,640,335	0.0
108,318	Hewlett Packard Enterprise Co.	2,293,092	0.1
71,895	HP, Inc.	2,517,763	0.1
354,625	Intel Corp.	10,982,736	0.3
76,523	International Business Machines Corp.	13,234,653	0.3
23,325	Intuit, Inc.	15,329,423	0.4
10,046	Jabil, Inc.	1,092,904	0.0
6,071	Jack Henry & Associates, Inc.	1,007,907	0.0
27,073	Juniper Networks, Inc.	987,082	0.0
14,554 (1)	Keysight Technologies, Inc.	1,990,260	0.1
11,216	KLA Corp.	9,247,704	0.2
10,891	Lam Research Corp.	11,597,281	0.3
68,392	Mastercard, Inc. - Class A	30,171,815	0.8
45,026	Microchip Technology, Inc.	4,119,879	0.1
92,248	Micron Technology, Inc.	12,133,379	0.3
619,141	Microsoft Corp.	276,725,070	7.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,055	Monolithic Power Systems, Inc.	$3,331,912	0.1
13,894	Motorola Solutions, Inc.	5,363,779	0.1
17,167	NetApp, Inc.	2,211,110	0.1
2,049,139	NVIDIA Corp.	253,150,632	6.6
21,299	NXP Semiconductors NV	5,731,348	0.2
35,840 (1)	ON Semiconductor Corp.	2,456,832	0.1
132,845	Oracle Corp.	18,757,714	0.5
26,916 (1)	Palo Alto Networks, Inc.	9,124,793	0.2
26,683	Paychex, Inc.	3,163,536	0.1
4,003	Paycom Software, Inc.	572,589	0.0
87,140 (1)	PayPal Holdings, Inc.	5,056,734	0.1
9,961 (1)	PTC, Inc.	1,809,615	0.1
8,044 (1)	Qorvo, Inc.	933,426	0.0
93,134	Qualcomm, Inc.	18,550,430	0.5
8,917	Roper Technologies, Inc.	5,026,156	0.1
80,909	Salesforce, Inc.	20,801,704	0.5
16,235	Seagate Technology Holdings PLC	1,676,588	0.0
17,081 (1)	ServiceNow, Inc.	13,437,110	0.4
13,350	Skyworks Solutions, Inc.	1,422,843	0.0
4,195 (1)	Super Micro Computer, Inc.	3,437,173	0.1
12,708 (1)	Synopsys, Inc.	7,562,023	0.2
25,510	TE Connectivity Ltd.	3,837,469	0.1
3,950 (1)	Teledyne Technologies, Inc.	1,532,521	0.0
13,005	Teradyne, Inc.	1,928,511	0.1
75,847	Texas Instruments, Inc.	14,754,517	0.4
20,343 (1)	Trimble, Inc.	1,137,581	0.0
3,537 (1)	Tyler Technologies, Inc.	1,778,333	0.1
7,218 (1)	VeriSign, Inc.	1,283,360	0.0
131,133	Visa, Inc. - Class A	34,418,479	0.9
27,201 (1)	Western Digital Corp.	2,061,020	0.1
4,279 (1)	Zebra Technologies Corp. - Class A	1,321,911	0.0
		1,315,448,605	34.3

	Materials: 2.2%
18,522	Air Products and Chemicals, Inc.	4,779,602	0.1
9,778	Albemarle Corp.	933,994	0.0
120,428	Amcor PLC	1,177,786	0.0
6,710	Avery Dennison Corp.	1,467,141	0.0
25,856	Ball Corp.	1,551,877	0.0
8,344	Celanese Corp.	1,125,522	0.0
15,226	CF Industries Holdings, Inc.	1,128,551	0.0
58,061	Corteva, Inc.	3,131,810	0.1
58,516	Dow, Inc.	3,104,274	0.1
34,830	DuPont de Nemours, Inc.	2,803,467	0.1
9,774	Eastman Chemical Co.	957,559	0.0

See Accompanying Notes to Financial Statements

70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
21,172	Ecolab, Inc.	$5,038,936	0.1
10,395	FMC Corp.	598,232	0.0
119,665	Freeport-McMoRan, Inc.	5,815,719	0.2
21,270	International Flavors & Fragrances, Inc.	2,025,117	0.1
28,831 (2)	International Paper Co.	1,244,058	0.0
40,046	Linde PLC US	17,572,585	0.5
21,429	LyondellBasell Industries NV - Class A	2,049,898	0.1
5,150	Martin Marietta Materials, Inc.	2,790,270	0.1
26,773	Mosaic Co.	773,740	0.0
96,027	Newmont Corp.	4,020,650	0.1
19,973	Nucor Corp.	3,157,332	0.1
7,412	Packaging Corp. of America	1,353,135	0.0
19,647	PPG Industries, Inc.	2,473,361	0.1
19,432	Sherwin-Williams Co.	5,799,092	0.2
12,304	Steel Dynamics, Inc.	1,593,368	0.1
11,017	Vulcan Materials Co.	2,739,708	0.1
21,411	Westrock Co.	1,076,117	0.0
		82,282,901	2.2

	Real Estate: 2.1%
13,121	Alexandria Real Estate Equities, Inc.	1,534,763	0.0
38,901	American Tower Corp.	7,561,576	0.2
11,819	AvalonBay Communities, Inc.	2,445,233	0.1
12,030	Boston Properties, Inc.	740,567	0.0
8,896	Camden Property Trust	970,643	0.0
25,125 (1)	CBRE Group, Inc. - Class A	2,238,889	0.1
36,135	Crown Castle, Inc.	3,530,389	0.1
27,032	Digital Realty Trust, Inc.	4,110,216	0.1
7,906	Equinix, Inc.	5,981,680	0.2
28,759	Equity Residential	1,994,149	0.1
5,349	Essex Property Trust, Inc.	1,455,998	0.0
17,604	Extra Space Storage, Inc.	2,735,838	0.1
6,219	Federal Realty Investment Trust	627,932	0.0
58,984	Healthpeak Properties, Inc.	1,156,086	0.0
58,778	Host Hotels & Resorts, Inc.	1,056,828	0.0
47,930	Invitation Homes, Inc.	1,720,208	0.0
24,419	Iron Mountain, Inc.	2,188,431	0.1
55,504	Kimco Realty Corp.	1,080,108	0.0
9,725	Mid-America Apartment Communities, Inc.	1,386,882	0.0
77,126	Prologis, Inc.	8,662,021	0.2
13,186	Public Storage	3,792,953	0.1
72,539	Realty Income Corp.	3,831,510	0.1
13,688	Regency Centers Corp.	851,394	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
8,989	SBA Communications Corp.	$1,764,541	0.1
27,155	Simon Property Group, Inc.	4,122,129	0.1
25,214	UDR, Inc.	1,037,556	0.0
33,719	Ventas, Inc.	1,728,436	0.1
86,901	VICI Properties, Inc.	2,488,845	0.1
49,809	Welltower, Inc.	5,192,588	0.1
60,804	Weyerhaeuser Co.	1,726,225	0.1
		79,714,614	2.1

	Utilities: 2.3%
59,201	AES Corp.	1,040,161	0.0
21,262	Alliant Energy Corp.	1,082,236	0.0
22,215	Ameren Corp.	1,579,709	0.0
43,911	American Electric Power Co., Inc.	3,852,751	0.1
16,223	American Water Works Co., Inc.	2,095,363	0.1
12,568	Atmos Energy Corp.	1,466,057	0.0
53,292	CenterPoint Energy, Inc.	1,650,986	0.0
24,877	CMS Energy Corp.	1,480,928	0.0
28,764	Consolidated Edison, Inc.	2,572,077	0.1
26,260	Constellation Energy Corp.	5,259,090	0.1
69,723	Dominion Energy, Inc.	3,416,427	0.1
17,202	DTE Energy Co.	1,909,594	0.1
64,241	Duke Energy Corp.	6,438,875	0.2
32,051	Edison International	2,301,582	0.1
17,788	Entergy Corp.	1,903,316	0.1
19,141	Evergy, Inc.	1,013,899	0.0
29,344	Eversource Energy	1,664,098	0.0
83,306	Exelon Corp.	2,883,221	0.1
43,030	FirstEnergy Corp.	1,646,758	0.0
171,151	NextEra Energy, Inc.	12,119,202	0.3
37,346	NiSource, Inc.	1,075,938	0.0
17,367	NRG Energy, Inc.	1,352,195	0.0
177,766	PG&E Corp.	3,103,794	0.1
9,448	Pinnacle West Capital Corp.	721,638	0.0
61,418	PPL Corp.	1,698,208	0.1
41,520	Public Service Enterprise Group, Inc.	3,060,024	0.1
52,719	Sempra Energy	4,009,807	0.1
91,087	Southern Co.	7,065,619	0.2
27,208	Vistra Corp.	2,339,344	0.1
26,282	WEC Energy Group, Inc.	2,062,086	0.1
46,287	Xcel Energy, Inc.	2,472,189	0.1
		86,337,172	2.3

	Total Common Stock
	(Cost $2,837,752,228)	3,818,738,050	99.7

See Accompanying Notes to Financial Statements

71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.0%
266,432 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $266,551, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $271,761, due 08/08/24-04/20/74)	$266,432	0.0
1,000,000 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/28/2024, 5.350%, due 07/01/2024 (Repurchase Amount $1,000,440, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,020,041, due 07/11/24-07/01/54)	1,000,000	0.0
	Total Repurchase Agreements
	(Cost $1,266,432)	1,266,432	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
11,994,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%
	(Cost $11,994,000)	$11,994,000	0.3
	Total Short-Term Investments
	(Cost $13,260,432)	13,260,432	0.3
	Total Investments in Securities
	(Cost $2,851,012,660)	$3,831,998,482	100.0
	Liabilities in Excess of Other Assets	(704,741)	0.0
	Net Assets	$3,831,293,741	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

72

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$3,818,738,050	$—	$—	$3,818,738,050
Short-Term Investments	11,994,000	1,266,432	—	13,260,432
Total Investments, at fair value	$3,830,732,050	$1,266,432	$—	$3,831,998,482
Other Financial Instruments+
Futures	97,046	—	—	97,046
Total Assets	$3,830,829,096	$1,266,432	$—	$3,832,095,528

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P 500 E-Mini	57	09/20/24	$15,736,275	$97,046
			$15,736,275	$97,046

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$97,046
Total Asset Derivatives		$97,046

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$8,130,892
Total	$8,130,892

See Accompanying Notes to Financial Statements

73

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,275,047)
Total	$(1,275,047)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,852,678,619.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,097,062,492
Gross Unrealized Depreciation	(117,645,583)
Net Unrealized Appreciation	$979,416,909

See Accompanying Notes to Financial Statements

74

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 2.5%
11,907 (1)	Advantage Solutions, Inc.	$38,341	0.0
29,420 (1)	AMC Entertainment Holdings, Inc. - Class A	146,512	0.1
3,436 (1)	AMC Networks, Inc. - Class A	33,192	0.0
1,437 (1)	Anterix, Inc.	56,891	0.0
12,501 (1)	AST SpaceMobile, Inc.	145,137	0.1
6,489 (1)	Atlanta Braves Holdings, Inc. - Class C	255,926	0.1
1,228	ATN International, Inc.	27,998	0.0
2,645 (1)	Bandwidth, Inc. - Class A	44,648	0.0
2,823 (1)	Boston Omaha Corp. - Class A	37,998	0.0
10,463 (1)	Bumble, Inc. - Class A	109,966	0.1
593	Cable One, Inc.	209,922	0.1
4,262 (1)	Cardlytics, Inc.	34,991	0.0
9,771 (1)	Cargurus, Inc.	256,000	0.1
6,971 (1)	Cars.com, Inc.	137,329	0.1
11,666 (1)	Cinemark Holdings, Inc.	252,219	0.1
39,862 (1)	Clear Channel Outdoor Holdings, Inc.	56,205	0.0
4,621	Cogent Communications Holdings, Inc.	260,809	0.1
8,504 (1)	Consolidated Communications Holdings, Inc.	37,418	0.0
162 (1)	Daily Journal Corp.	63,906	0.0
12,934 (1)	EchoStar Corp. - Class A	230,355	0.1
9,033 (1)	Eventbrite, Inc. - Class A	43,720	0.0
2,697 (1)	EverQuote, Inc. - Class A	56,259	0.0
6,542 (1)	EW Scripps Co. - Class A	20,542	0.0
31,059 (1)	fuboTV, Inc.	38,513	0.0
15,694 (1)	Gannett Co., Inc.	72,349	0.0
11,249 (1)	Getty Images Holdings, Inc.	36,671	0.0
79,677 (1)	Globalstar, Inc.	89,238	0.0
6,928 (1)	Gogo, Inc.	66,647	0.0
9,093	Gray Television, Inc.	47,284	0.0
4,539 (1)	Grindr, Inc.	55,557	0.0
800 (1)	Ibotta, Inc. - Class A	60,127	0.0
1,768	IDT Corp. - Class B	63,507	0.0
12,149 (1)	iHeartMedia, Inc. - Class A	13,242	0.0
4,636 (1)	IMAX Corp.	77,746	0.0
12,518 (1)	Innovid Corp.	23,158	0.0
7,598 (1)	Integral Ad Science Holding Corp.	73,853	0.0
3,844	John Wiley & Sons, Inc. - Class A	156,451	0.1
18,271 (1)	Liberty Latin America Ltd. - Class C	175,767	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
7,041 (1)	Lions Gate Entertainment Corp. - Class A	$66,326	0.0
12,182 (1)	Lions Gate Entertainment Corp. - Class B	104,400	0.1
107,541 (1)	Lumen Technologies, Inc.	118,295	0.1
4,153 (1)	Madison Square Garden Entertainment Corp.	142,157	0.1
14,010 (1)	Magnite, Inc.	186,193	0.1
2,695	Marcus Corp.	30,642	0.0
2,685 (1)	MediaAlpha, Inc. - Class A	35,361	0.0
7,900 (1)	National CineMedia, Inc.	34,680	0.0
18,825 (1)	Nextdoor Holdings, Inc.	52,333	0.0
3,180 (1)	Ooma, Inc.	31,577	0.0
4,430 (1)	Outbrain, Inc.	22,061	0.0
11,555 (1)	Playstudios, Inc.	23,919	0.0
4,466 (1)	PubMatic, Inc. - Class A	90,704	0.1
5,673 (1)	QuinStreet, Inc.	94,115	0.1
2,706	Scholastic Corp.	95,982	0.1
5,398	Shenandoah Telecommunications Co.	88,149	0.0
2,609	Shutterstock, Inc.	100,968	0.1
3,527	Sinclair, Inc.	47,015	0.0
2,801 (1)	Sphere Entertainment Co.	98,203	0.1
1,968	Spok Holdings, Inc.	29,146	0.0
9,816 (1)	Stagwell, Inc.	66,945	0.0
2,867 (1)	TechTarget, Inc.	89,364	0.0
19,936	TEGNA, Inc.	277,908	0.1
10,414	Telephone and Data Systems, Inc.	215,882	0.1
3,567 (1)	Thryv Holdings, Inc.	63,564	0.0
10,228 (1)	TrueCar, Inc.	32,014	0.0
16,004 (1)	Vimeo, Inc.	59,695	0.0
8,629 (1)	Vivid Seats, Inc. - Class A	49,617	0.0
5,511 (1)	WideOpenWest, Inc.	29,814	0.0
6,839 (1)	Yelp, Inc.	252,701	0.1
4,755 (1)	Ziff Davis, Inc.	261,763	0.1
7,685 (1)	ZipRecruiter, Inc. - Class A	69,857	0.0
		6,567,744	2.5

	Consumer Discretionary: 9.8%
3,155 (1)	1-800-Flowers.com, Inc. - Class A	30,036	0.0
3,310	Aaron's Co., Inc.	33,034	0.0
5,324 (1)	Abercrombie & Fitch Co. - Class A	946,820	0.4
7,609	Academy Sports & Outdoors, Inc.	405,179	0.2

See Accompanying Notes to Financial Statements

75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,973 (1)	Accel Entertainment, Inc.	$61,283	0.0
3,105	Acushnet Holdings Corp.	197,105	0.1
9,519 (1)	Adient PLC	235,214	0.1
4,113 (1)	Adtalem Global Education, Inc.	280,548	0.1
12,345 (1)	American Axle & Manufacturing Holdings, Inc.	86,292	0.0
19,225	American Eagle Outfitters, Inc.	383,731	0.2
1,751 (1)	American Public Education, Inc.	30,782	0.0
673 (1)	America's Car-Mart, Inc.	40,521	0.0
11,778 (1)	AMMO, Inc.	19,787	0.0
5,494	Arhaus, Inc.	93,067	0.0
9,331	Arko Corp.	58,505	0.0
2,135 (1)	Asbury Automotive Group, Inc.	486,502	0.2
8,811 (1)	Atmus Filtration Technologies, Inc.	253,581	0.1
3,068 (1)	Bally's Corp.	36,724	0.0
15,303 (1)	BARK, Inc.	27,698	0.0
3,256 (1)	Beazer Homes USA, Inc.	89,475	0.0
2,275 (1)	BJ's Restaurants, Inc.	78,942	0.0
8,801	Bloomin' Brands, Inc.	169,243	0.1
3,118 (1)	Boot Barn Holdings, Inc.	402,004	0.2
4,626 (1)	Brinker International, Inc.	334,876	0.1
3,354	Buckle, Inc.	123,897	0.1
1,503	Build-A-Bear Workshop, Inc.	37,981	0.0
3,646	Caleres, Inc.	122,506	0.1
4,443	Camping World Holdings, Inc. - Class A	79,352	0.0
1,525	Carriage Services, Inc.	40,931	0.0
892 (1)	Cavco Industries, Inc.	308,784	0.1
3,023	Century Communities, Inc.	246,858	0.1
5,012	Cheesecake Factory, Inc.	196,921	0.1
11,771 (1)	Chegg, Inc.	37,196	0.0
1,894 (1)	Chuy's Holdings, Inc.	49,092	0.0
3,983	Clarus Corp.	26,806	0.0
1,826	ContextLogic, Inc. - Class A	10,426	0.0
1,908 (1)	Cooper-Standard Holdings, Inc.	23,736	0.0
14,476 (1)	Coursera, Inc.	103,648	0.1
2,276	Cracker Barrel Old Country Store, Inc.	95,956	0.0
5,286 (1)	Cricut, Inc. - Class A	31,663	0.0
13,627	Dana, Inc.	165,159	0.1
3,439 (1)	Dave & Buster's Entertainment, Inc.	136,907	0.1
5,359 (1)	Denny's Corp.	38,049	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,580	Designer Brands, Inc. - Class A	$31,281	0.0
6,538 (1)	Despegar.com Corp.	86,496	0.0
7,372 (1)	Destination XL Group, Inc.	26,834	0.0
1,645	Dine Brands Global, Inc.	59,549	0.0
2,790 (1)	Dorman Products, Inc.	255,229	0.1
3,026 (1)	Dream Finders Homes, Inc. - Class A	78,131	0.0
2,975 (1)	El Pollo Loco Holdings, Inc.	33,647	0.0
2,588	Ethan Allen Interiors, Inc.	72,179	0.0
3,710 (1)(2)	European Wax Center, Inc. - Class A	36,840	0.0
8,542 (1)	Everi Holdings, Inc.	71,753	0.0
11,019 (1)	EVgo, Inc.	26,997	0.0
13,793 (1)	Figs, Inc. - Class A	73,517	0.0
3,238 (1)(2)	First Watch Restaurant Group, Inc.	56,859	0.0
622	Flexsteel Industries, Inc.	19,319	0.0
8,813	Foot Locker, Inc.	219,620	0.1
4,431 (1)	Fox Factory Holding Corp.	213,530	0.1
8,177 (1)	Frontdoor, Inc.	276,301	0.1
4,000 (1)	Full House Resorts, Inc.	20,000	0.0
3,799 (1)	Funko, Inc. - Class A	37,078	0.0
1,243 (1)	Genesco, Inc.	32,144	0.0
3,340 (1)	Gentherm, Inc.	164,729	0.1
2,500 (1)	GigaCloud Technology, Inc. - Class A	76,049	0.0
4,303 (1)	G-III Apparel Group Ltd.	116,482	0.1
13,776 (1)	Global Business Travel Group I	90,922	0.0
2,123	Golden Entertainment, Inc.	66,047	0.0
29,966 (1)	Goodyear Tire & Rubber Co.	340,114	0.1
15,286 (1)	GoPro, Inc. - Class A	21,706	0.0
357	Graham Holdings Co. - Class B	249,739	0.1
3,328 (1)	Green Brick Partners, Inc.	190,495	0.1
1,395	Group 1 Automotive, Inc.	414,706	0.2
2,463 (1)	Groupon, Inc.	37,683	0.0
6,559 (1)	GrowGeneration Corp.	14,102	0.0
37,371 (1)	Hanesbrands, Inc.	184,239	0.1
1,673	Haverty Furniture Cos., Inc.	42,310	0.0
2,525 (1)	Helen of Troy Ltd.	234,168	0.1
1,229	Hibbett, Inc.	107,181	0.1
8,041 (1)	Hilton Grand Vacations, Inc.	325,098	0.1
5,786 (1)	Holley, Inc.	20,714	0.0

See Accompanying Notes to Financial Statements

76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
534 (1)	Hovnanian Enterprises, Inc. - Class A	$75,785	0.0
2,257 (1)	Inspired Entertainment, Inc.	20,652	0.0
2,529	Installed Building Products, Inc.	520,165	0.2
11,917	International Game Technology PLC	243,822	0.1
3,129 (1)	iRobot Corp.	28,505	0.0
2,015	Jack in the Box, Inc.	102,644	0.1
979 (1)	JAKKS Pacific, Inc.	17,534	0.0
7,008	KB Home	491,821	0.2
5,873	Kontoor Brands, Inc.	388,499	0.2
9,132	Krispy Kreme, Inc.	98,260	0.1
625 (1)	Kura Sushi USA, Inc. - Class A	39,431	0.0
1,715 (1)	Lands' End, Inc.	23,307	0.0
2,404 (1)	Landsea Homes Corp.	22,093	0.0
4,952 (1)	Latham Group, Inc.	15,005	0.0
14,310	Laureate Education, Inc.	213,791	0.1
4,620	La-Z-Boy, Inc.	172,234	0.1
2,602	LCI Industries	268,995	0.1
1,534 (1)	Legacy Housing Corp.	35,190	0.0
19,217 (1)	Leslie's, Inc.	80,519	0.0
2,207 (1)	LGI Homes, Inc.	197,504	0.1
6,207 (1)	Life Time Group Holdings, Inc.	116,878	0.1
3,278 (1)	Lincoln Educational Services Corp.	38,877	0.0
3,874 (1)	Lindblad Expeditions Holdings, Inc.	37,384	0.0
2,412 (1)	Livewire Group, Inc.	18,476	0.0
1,571 (1)	Lovesac Co.	35,473	0.0
35,588 (1)(2)	Luminar Technologies, Inc.	53,026	0.0
2,862 (1)	M/I Homes, Inc.	349,565	0.1
2,159 (1)	Malibu Boats, Inc. - Class A	75,651	0.0
2,333 (1)	MarineMax, Inc.	75,519	0.0
2,086 (1)	MasterCraft Boat Holdings, Inc.	39,384	0.0
3,778	Meritage Homes Corp.	611,469	0.2
9,876 (1)	Mister Car Wash, Inc.	70,317	0.0
5,453 (1)	Modine Manufacturing Co.	546,336	0.2
1,330	Monarch Casino & Resort, Inc.	90,613	0.0
4,105 (1)	Mondee Holdings, Inc.	9,852	0.0
3,153	Monro, Inc.	75,231	0.0
1,672	Movado Group, Inc.	41,566	0.0
8,319 (1)	National Vision Holdings, Inc.	108,896	0.1
3,772 (1)	ODP Corp.	148,126	0.1
10,799 (1)	OneSpaWorld Holdings Ltd.	165,981	0.1
1,388 (1)	OneWater Marine, Inc. - Class A	38,267	0.0
4,769 (1)	Overstock.com, Inc.	62,379	0.0
1,529	Oxford Industries, Inc.	153,129	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,409	Papa John's International, Inc.	$160,155	0.1
2,258	Patrick Industries, Inc.	245,106	0.1
35,729 (1)	Peloton Interactive, Inc. - Class A	120,764	0.1
6,986	Perdoceo Education Corp.	149,640	0.1
8,948 (1)	Petco Health & Wellness Co., Inc.	33,823	0.0
4,777	Phinia, Inc.	188,023	0.1
4,259 (1)	PlayAGS, Inc.	48,978	0.0
5,668 (1)	Portillo's, Inc. - Class A	55,093	0.0
3,136 (1)	Potbelly Corp.	25,182	0.0
957	RCI Hospitality Holdings, Inc.	41,687	0.0
10,593 (1)	RealReal, Inc.	33,791	0.0
5,149	Red Rock Resorts, Inc. - Class A	282,835	0.1
5,730	Rent-A-Center, Inc.	175,911	0.1
4,184 (1)	Revolve Group, Inc.	66,567	0.0
817	Rocky Brands, Inc.	30,196	0.0
8,018 (1)	Rush Street Interactive, Inc.	76,893	0.0
11,252 (1)	Sally Beauty Holdings, Inc.	120,734	0.1
2,801 (1)	Savers Value Village, Inc.	34,284	0.0
3,696 (1)	SeaWorld Entertainment, Inc.	200,730	0.1
3,962 (1)	Shake Shack, Inc. - Class A	356,580	0.1
2,067	Shoe Carnival, Inc.	76,252	0.0
4,515	Signet Jewelers Ltd.	404,454	0.2
7,636	Six Flags Entertainment Corp.	253,057	0.1
5,710 (1)	Skyline Champion Corp.	386,852	0.2
2,348 (1)	Sleep Number Corp.	22,470	0.0
5,123	Smith & Wesson Brands, Inc.	73,464	0.0
17,267 (1)	Solid Power, Inc.	28,491	0.0
1,581	Sonic Automotive, Inc. - Class A	86,117	0.0
13,076 (1)	Sonos, Inc.	193,002	0.1
2,411	Standard Motor Products, Inc.	66,857	0.0
7,566	Steven Madden Ltd.	320,042	0.1
9,720 (1)	Stitch Fix, Inc. - Class A	40,338	0.0
3,181 (1)	Stoneridge, Inc.	50,769	0.0
2,346	Strategic Education, Inc.	259,608	0.1
4,477 (1)	Stride, Inc.	315,629	0.1
1,888	Sturm Ruger & Co., Inc.	78,635	0.0
17,182 (1)	Super Group SGHC Ltd.	55,498	0.0
1,548	Superior Group of Cos., Inc.	29,272	0.0

See Accompanying Notes to Financial Statements

77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
10,436 (1)	Sweetgreen, Inc. - Class A	$314,541	0.1
3,729 (1)	Target Hospitality Corp.	32,480	0.0
10,925 (1)	Taylor Morrison Home Corp.	605,682	0.2
9,386 (1)	ThredUp, Inc. - Class A	15,956	0.0
2,600 (1)	Tilly's, Inc. - Class A	15,678	0.0
14,976 (1)	Topgolf Callaway Brands Corp.	229,133	0.1
9,875 (1)	Tri Pointe Homes, Inc.	367,844	0.2
10,127 (1)	Udemy, Inc.	87,396	0.0
4,331 (1)	Universal Technical Institute, Inc.	68,127	0.0
6,764 (1)	Urban Outfitters, Inc.	277,662	0.1
2,787 (1)	Vera Bradley, Inc.	17,447	0.0
8,317 (1)	Victoria's Secret & Co.	146,961	0.1
6,239 (1)	Vista Outdoor, Inc.	234,898	0.1
2,847 (1)	Visteon Corp.	303,775	0.1
9,451 (1)	Vizio Holding Corp. - Class A	102,071	0.1
9,288 (1)	Warby Parker, Inc. - Class A	149,165	0.1
323	Winmark Corp.	113,899	0.1
2,974	Winnebago Industries, Inc.	161,191	0.1
8,435	Wolverine World Wide, Inc.	114,041	0.1
2,693 (1)	XPEL, Inc.	95,763	0.0
2,552 (1)	Xponential Fitness, Inc. - Class A	39,811	0.0
1,899 (1)	Zumiez, Inc.	36,993	0.0
		25,817,049	9.8
	Consumer Staples: 2.8%
3,487	Andersons, Inc.	172,955	0.1
8,217	B&G Foods, Inc.	66,393	0.0
8,397 (1)	Beauty Health Co.	16,122	0.0
6,263 (1)(2)	Beyond Meat, Inc.	42,025	0.0
5,647 (1)	BRC, Inc. - Class A	34,616	0.0
1,882	Calavo Growers, Inc.	42,721	0.0
4,295	Cal-Maine Foods, Inc.	262,467	0.1
562 (1)	Central Garden & Pet Co.	21,637	0.0
6,076 (1)	Central Garden & Pet Co. - Class A	200,690	0.1
3,691 (1)	Chefs' Warehouse, Inc.	144,355	0.1
8,141	Dole PLC	99,646	0.0
5,746 (1)	Duckhorn Portfolio, Inc.	40,797	0.0
5,119	Edgewell Personal Care Co.	205,733	0.1
7,552	Energizer Holdings, Inc.	223,086	0.1
3,797	Fresh Del Monte Produce, Inc.	82,964	0.0
9,761 (1)	Hain Celestial Group, Inc.	67,449	0.0
10,550 (1)	Herbalife Ltd.	109,615	0.0
5,913 (1)	HF Foods Group, Inc.	17,739	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
8,721 (1)	Honest Co., Inc.	$25,464	0.0
1,612	Ingles Markets, Inc. - Class A	110,599	0.1
1,898	Inter Parfums, Inc.	220,225	0.1
2,270 (1)	Ispire Technology, Inc.	18,160	0.0
1,619	J & J Snack Foods Corp.	262,877	0.1
1,011	John B Sanfilippo & Son, Inc.	98,239	0.0
2,058	Lancaster Colony Corp.	388,900	0.2
2,123	Limoneira Co.	44,180	0.0
3,840 (1)	Mama's Creations, Inc.	25,881	0.0
1,090	Medifast, Inc.	23,784	0.0
1,633	MGP Ingredients, Inc.	121,495	0.1
5,552 (1)	Mission Produce, Inc.	54,854	0.0
2,554	National Beverage Corp.	130,867	0.1
1,188	Natural Grocers by Vitamin Cottage, Inc.	25,185	0.0
1,669 (1)	Nature's Sunshine Products, Inc.	25,152	0.0
5,193	Nu Skin Enterprises, Inc. - Class A	54,734	0.0
589	Oil-Dri Corp. of America	37,749	0.0
15,304 (1)	Olaplex Holdings, Inc.	23,568	0.0
2,648	PriceSmart, Inc.	215,018	0.1
16,436	Primo Water Corp.	359,291	0.1
593 (1)	Seneca Foods Corp. - Class A	34,038	0.0
9,643 (1)	Simply Good Foods Co.	348,402	0.1
3,896	SpartanNash Co.	73,089	0.0
10,614 (1)	Sprouts Farmers Market, Inc.	887,967	0.3
9,983 (1)	SunOpta, Inc.	53,908	0.0
5,205 (1)	TreeHouse Foods, Inc.	190,711	0.1
1,986	Turning Point Brands, Inc.	63,731	0.0
6,280 (1)	United Natural Foods, Inc.	82,268	0.0
2,554	Universal Corp.	123,077	0.1
1,253 (1)	USANA Health Sciences, Inc.	56,686	0.0
7,540 (2)	Utz Brands, Inc.	125,466	0.1
15,553	Vector Group Ltd.	164,395	0.1
14,672 (1)	Veru, Inc.	12,344	0.0
1,327	Village Super Market, Inc. - Class A	35,046	0.0
4,153 (1)	Vita Coco Co., Inc.	115,661	0.1
3,467 (1)	Vital Farms, Inc.	162,152	0.1
3,278 (1)	Waldencast PLC - Class A	11,768	0.0
1,430	WD-40 Co.	314,085	0.1
1,820	Weis Markets, Inc.	114,241	0.1
4,006 (1)	Westrock Coffee Co.	40,981	0.0
6,962	WK Kellogg Co.	114,595	0.1
		7,241,843	2.8

See Accompanying Notes to Financial Statements

78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer, Non-cyclical: 0.0%
6,407	Canoo, Inc.	$13,647	0.0
2,763	Fibrobiologics, Inc.	13,787	0.0
3,559 (3)(4)	Inhibrx, Inc.	14,627	0.0
7,283	Regulus Therapeutics, Inc.	13,000	0.0
5,630	Renovaro, Inc.	9,853	0.0
15,440	Rigetti Computing, Inc.	16,521	0.0
		81,435	0.0
	Energy: 6.5%
4,749 (1)	Amplify Energy Corp.	32,198	0.0
16,406	Archrock, Inc.	331,729	0.1
4,479	Ardmore Shipping Corp.	100,912	0.0
7,348	Atlas Energy Solutions, Inc.	146,446	0.1
8,449	Berry Corp.	54,581	0.0
25,331 (2)	Borr Drilling Ltd.	163,385	0.1
2,759 (1)	Bristow Group, Inc.	92,509	0.0
6,923 (2)	Cactus, Inc. - Class A	365,119	0.1
7,273	California Resources Corp.	387,069	0.2
1,523 (1)	Centrus Energy Corp. - Class A	65,108	0.0
20,027	ChampionX Corp.	665,097	0.3
18,688 (1)	Clean Energy Fuels Corp.	49,897	0.0
15,750 (1)	CNX Resources Corp.	382,725	0.2
9,700 (2)	Comstock Resources, Inc.	100,686	0.0
3,144 (1)	CONSOL Energy, Inc.	320,782	0.1
5,275	Core Laboratories, Inc.	107,030	0.1
10,100	Crescent Energy Co. - Class A	119,685	0.1
3,565	CVR Energy, Inc.	95,435	0.0
6,691	Delek US Holdings, Inc.	165,669	0.1
14,344	DHT Holdings, Inc.	165,960	0.1
10,847 (1)	Diamond Offshore Drilling, Inc.	168,020	0.1
5,127	Diversified Energy Co. PLC	69,162	0.0
2,251 (1)	DMC Global, Inc.	32,459	0.0
3,671	Dorian LPG Ltd.	154,035	0.1
3,967 (1)	Dril-Quip, Inc.	73,786	0.0
194	Empire Petroleum Corp.	1,001	0.0
19,476 (1)	Encore Energy Corp.	76,735	0.0
17,342 (1)(2)	Energy Fuels, Inc./ Canada	105,092	0.0
45,661	Equitrans Midstream Corp.	592,680	0.2
2,041	Excelerate Energy, Inc. - Class A	37,636	0.0
10,129 (1)	Expro Group Holdings NV	232,157	0.1
3,338	FLEX LNG Ltd.	90,260	0.0
10,412	Golar LNG Ltd.	326,416	0.1
6,200	Granite Ridge Resources, Inc.	39,246	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
6,742 (1)	Green Plains, Inc.	$106,928	0.0
1,356 (1)	Gulfport Energy Corp.	204,756	0.1
2,932 (1)	Hallador Energy Co.	22,782	0.0
15,440 (1)	Helix Energy Solutions Group, Inc.	184,354	0.1
10,210	Helmerich & Payne, Inc.	368,989	0.1
1,837	HighPeak Energy, Inc.	25,828	0.0
4,298	International Seaways, Inc.	254,141	0.1
4,073	Kinetik Holdings, Inc.	168,785	0.1
2,346	Kodiak Gas Services, Inc.	63,952	0.0
49,540 (1)	Kosmos Energy Ltd.	274,452	0.1
17,133	Liberty Energy, Inc.	357,908	0.1
17,950	Magnolia Oil & Gas Corp. - Class A	454,853	0.2
15,101	Murphy Oil Corp.	622,765	0.2
991 (1)	Nabors Industries Ltd.	70,520	0.0
1,415 (1)	Natural Gas Services Group, Inc.	28,469	0.0
9,664 (1)	Newpark Resources, Inc.	80,308	0.0
12,440 (1)	NextDecade Corp.	98,774	0.0
12,050	Noble Corp. PLC	538,032	0.2
21,768	Nordic American Tankers Ltd.	86,637	0.0
10,298	Northern Oil and Gas, Inc.	382,777	0.2
10,821 (1)	Oceaneering International, Inc.	256,025	0.1
7,299 (1)	Oil States International, Inc.	32,408	0.0
6,770	Overseas Shipholding Group, Inc. - Class A	57,410	0.0
6,082 (1)	Par Pacific Holdings, Inc.	153,570	0.1
42,063	Patterson-UTI Energy, Inc.	435,773	0.2
11,231	PBF Energy, Inc. - Class A	516,851	0.2
13,451	Peabody Energy Corp.	297,536	0.1
2,673 (1)(2)	ProFrac Holding Corp. - Class A	19,807	0.0
10,019 (1)	ProPetro Holding Corp.	86,865	0.0
1,734 (1)	REX American Resources Corp.	79,053	0.0
1,279	Riley Exploration Permian, Inc.	36,208	0.0
17,970 (1)	Ring Energy, Inc.	30,369	0.0
9,787	RPC, Inc.	61,169	0.0
5,590 (1)	Sable Offshore Corp.	84,240	0.0
3,867	SandRidge Energy, Inc.	50,000	0.0
4,948	Scorpio Tankers, Inc.	402,223	0.2
2,964 (1)	SEACOR Marine Holdings, Inc.	39,984	0.0
7,887 (1)	Seadrill Ltd.	406,180	0.2
10,220	Select Water Solutions, Inc.	109,354	0.1

See Accompanying Notes to Financial Statements

79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
12,204	SFL Corp. Ltd.	$169,392	0.1
2,265 (1)	SilverBow Resources, Inc.	85,685	0.0
8,806	Sitio Royalties Corp. - Class A	207,910	0.1
11,966	SM Energy Co.	517,290	0.2
3,545	Solaris Oilfield Infrastructure, Inc. - Class A	30,416	0.0
15,663 (1)	Talos Energy, Inc.	190,305	0.1
6,979 (1)	Teekay Corp.	62,602	0.0
2,575	Teekay Tankers Ltd. - Class A	177,186	0.1
14,313 (1)	TETRA Technologies, Inc.	49,523	0.0
5,159 (1)	Tidewater, Inc.	491,188	0.2
76,867 (1)	Transocean Ltd.	411,231	0.2
41,775 (1)	Uranium Energy Corp.	251,068	0.1
30,795 (1)	Ur-Energy, Inc.	43,113	0.0
8,094 (1)	US Silica Holdings, Inc.	125,052	0.1
11,794	VAALCO Energy, Inc.	73,948	0.0
6,624 (1)	Valaris Ltd.	493,488	0.2
2,969 (1)	Vital Energy, Inc.	133,071	0.1
2,815	Vitesse Energy, Inc.	66,715	0.0
12,066 (2)	W&T Offshore, Inc.	25,821	0.0
6,211	World Fuel Services Corp.	160,244	0.1
		17,226,990	6.5
	Financials: 16.8%
2,220	1st Source Corp.	119,036	0.1
1,157	ACNB Corp.	41,964	0.0
2,171	Alerus Financial Corp.	42,573	0.0
3,975 (1)	AlTi Global, Inc.	20,710	0.0
2,173	Amalgamated Financial Corp.	59,540	0.0
2,040	A-Mark Precious Metals, Inc.	66,035	0.0
4,771 (1)	Ambac Financial Group, Inc.	61,164	0.0
3,596	Amerant Bancorp, Inc.	81,629	0.0
2,701 (1)	American Coastal Insurance Corp.	28,496	0.0
6,842	Ameris Bancorp	344,495	0.1
2,094	AMERISAFE, Inc.	91,906	0.0
15,758	Apollo Commercial Real Estate Finance, Inc.	154,271	0.1
19,453 (2)	Arbor Realty Trust, Inc.	279,151	0.1
6,743	Ares Commercial Real Estate Corp.	44,841	0.0
4,948	ARMOUR Residential REIT, Inc.	95,892	0.0
2,117	Arrow Financial Corp.	55,148	0.0
6,513	Artisan Partners Asset Management, Inc. - Class A	268,792	0.1
2,397 (1)	AssetMark Financial Holdings, Inc.	82,816	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
15,213	Associated Banc-Corp. $	$321,755	0.1
9,562	Atlantic Union Bankshares Corp.	314,112	0.1
18,277 (1)	AvidXchange Holdings, Inc.	220,421	0.1
5,723 (1)	Axos Financial, Inc.	327,069	0.1
2,169	B Riley Financial, Inc.	38,261	0.0
14,423	Banc of California, Inc.	184,326	0.1
2,312	BancFirst Corp.	202,762	0.1
3,063	Banco Latinoamericano de Comercio Exterior SA - Class E	90,879	0.0
5,314 (1)	Bancorp, Inc.	200,657	0.1
1,196 (2)	Bank First Corp.	98,778	0.0
4,026	Bank of Hawaii Corp.	230,327	0.1
5,073	Bank of NT Butterfield & Son Ltd.	178,164	0.1
7,716	BankUnited, Inc.	225,847	0.1
3,639	Banner Corp.	180,640	0.1
2,107	Bar Harbor Bankshares	56,636	0.0
4,779	Berkshire Hills Bancorp, Inc.	108,961	0.1
39,110	BGC Group, Inc. - Class A	324,613	0.1
18,287	Blackstone Mortgage Trust, Inc. - Class A	318,560	0.1
3,071 (1)	Blue Foundry Bancorp	27,854	0.0
5,232	Bread Financial Holdings, Inc.	233,138	0.1
3,271 (1)	Bridgewater Bancshares, Inc.	37,976	0.0
3,260	Brightsphere Investment Group, Inc.	72,274	0.0
15,500	BrightSpire Capital, Inc.	88,350	0.0
9,786	Brookline Bancorp, Inc.	81,713	0.0
7,004 (1)	BRP Group, Inc. - Class A	248,432	0.1
21,232	Burford Capital Ltd.	277,071	0.1
1,493	Burke & Herbert Financial Services Corp.	76,113	0.0
3,259	Business First Bancshares, Inc.	70,916	0.0
3,861	Byline Bancorp, Inc.	91,660	0.0
18,954	Cadence Bank	536,019	0.2
944	Cambridge Bancorp	65,136	0.0
1,897	Camden National Corp.	62,601	0.0
6,958	Cannae Holdings, Inc.	126,218	0.1
6,863 (1)	Cantaloupe, Inc.	45,296	0.0
1,939	Capital City Bank Group, Inc.	55,145	0.0
13,884	Capitol Federal Financial, Inc.	76,223	0.0
3,184 (1)	Carter Bankshares, Inc.	48,142	0.0

See Accompanying Notes to Financial Statements

80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,597	Cass Information Systems, Inc.	$63,992	0.0
7,307	Cathay General Bancorp	275,620	0.1
3,113	Central Pacific Financial Corp.	65,996	0.0
8,775	Chimera Investment Corp.	112,320	0.1
2,313	Citizens & Northern Corp.	41,380	0.0
629	Citizens Financial Services, Inc.	28,267	0.0
1,620	City Holding Co.	172,125	0.1
2,474	Civista Bancshares, Inc.	38,322	0.0
9,905	Claros Mortgage Trust, Inc.	79,438	0.0
3,066	CNB Financial Corp.	62,577	0.0
11,324	CNO Financial Group, Inc.	313,901	0.1
1,371 (1)	Coastal Financial Corp.	63,258	0.0
2,850	Cohen & Steers, Inc.	206,796	0.1
3,824 (1)	Columbia Financial, Inc.	57,245	0.0
5,486	Community Bank System, Inc.	258,994	0.1
1,991	Community Trust Bancorp, Inc.	86,927	0.0
2,137	Community West Bancshares	39,534	0.0
7,321	Compass Diversified Holdings	160,257	0.1
4,244	ConnectOne Bancorp, Inc.	80,169	0.0
5,466 (1)	CrossFirst Bankshares, Inc.	76,633	0.0
3,109 (1)	Customers Bancorp, Inc.	149,170	0.1
13,935	CVB Financial Corp.	240,239	0.1
323	Diamond Hill Investment Group, Inc.	45,462	0.0
3,954	Dime Community Bancshares, Inc.	80,662	0.0
2,779 (1)	Donnelley Financial Solutions, Inc.	165,684	0.1
6,615	Dynex Capital, Inc.	78,983	0.0
3,088	Eagle Bancorp, Inc.	58,363	0.0
16,412	Eastern Bankshares, Inc.	229,440	0.1
9,329 (2)	Ellington Financial, Inc.	112,694	0.1
2,801	Employers Holdings, Inc.	119,407	0.1
3,394	Enact Holdings, Inc.	104,060	0.0
2,531 (1)	Encore Capital Group, Inc.	105,619	0.1
2,933 (1)	Enova International, Inc.	182,579	0.1
1,337 (1)	Enstar Group Ltd.	408,721	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,540	Enterprise Bancorp, Inc.	$38,315	0.0
4,113	Enterprise Financial Services Corp.	168,263	0.1
1,844	Equity Bancshares, Inc. - Class A	64,909	0.0
942	Esquire Financial Holdings, Inc.	44,839	0.0
10,923	Essent Group Ltd.	613,763	0.2
2,068	F&G Annuities & Life, Inc.	78,687	0.0
1,592	Farmers & Merchants Bancorp, Inc./Archbold OH	36,966	0.0
4,974	Farmers National Banc Corp.	62,125	0.0
3,904	FB Financial Corp.	152,373	0.1
982	Federal Agricultural Mortgage Corp. - Class C	177,565	0.1
5,208	Fidelis Insurance Holdings Ltd.	84,942	0.0
794	Fidelity D&D Bancorp, Inc.	34,777	0.0
2,153	Financial Institutions, Inc.	41,596	0.0
1,893	First Bancorp, Inc.	47,041	0.0
17,162	First BanCorp/Puerto Rico	313,893	0.1
4,393	First Bancorp/Southern Pines NC	140,225	0.1
3,416	First Bancshares, Inc.	88,748	0.0
5,998	First Busey Corp.	145,212	0.1
11,063	First Commonwealth Financial Corp.	152,780	0.1
2,343	First Community Bankshares, Inc.	86,316	0.0
10,036	First Financial Bancorp	223,000	0.1
13,666	First Financial Bankshares, Inc.	403,557	0.2
1,451	First Financial Corp.	53,513	0.0
5,694	First Foundation, Inc.	37,296	0.0
8,398	First Interstate BancSystem, Inc. - Class A	233,212	0.1
6,207	First Merchants Corp.	206,631	0.1
2,986	First Mid Bancshares, Inc.	98,180	0.0
4,153	FirstCash Holdings, Inc.	435,567	0.2
2,137	Five Star Bancorp	50,540	0.0
3,202	Flushing Financial Corp.	42,106	0.0
12,706 (1)	Flywire Corp.	208,251	0.1
13,109 (1)	Forge Global Holdings, Inc.	19,139	0.0
10,097	Franklin BSP Realty Trust, Inc.	127,222	0.1
18,333	Fulton Financial Corp.	311,294	0.1

See Accompanying Notes to Financial Statements

81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,699	GCM Grosvenor, Inc. - Class A	$55,622	0.0
46,461 (1)	Genworth Financial, Inc. - Class A	280,624	0.1
3,293	German American Bancorp, Inc.	116,408	0.1
11,988	Glacier Bancorp, Inc.	447,392	0.2
2,485 (1)	Goosehead Insurance, Inc. - Class A	142,738	0.1
1,218	Great Southern Bancorp, Inc.	67,733	0.0
5,836 (1)	Green Dot Corp. - Class A	55,150	0.0
887	Greene County Bancorp, Inc.	29,901	0.0
4,015 (1)	Greenlight Capital Re Ltd. - Class A	52,597	0.0
4,031	Hamilton Lane, Inc. - Class A	498,151	0.2
8,986	Hancock Whitney Corp.	429,800	0.2
3,510	Hanmi Financial Corp.	58,687	0.0
11,904	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	352,358	0.1
5,383	HarborOne Bancorp, Inc.	59,913	0.0
857	HCI Group, Inc.	78,990	0.0
4,477	Heartland Financial USA, Inc.	199,003	0.1
7,185	Heritage Commerce Corp.	62,510	0.0
4,046	Heritage Financial Corp.	72,949	0.0
2,585 (1)	Heritage Insurance Holdings, Inc.	18,302	0.0
4,898	Hilltop Holdings, Inc.	153,209	0.1
192	Hingham Institution For Savings The	34,345	0.0
2,164 (1)	Hippo Holdings, Inc.	37,199	0.0
1,154	Home Bancorp, Inc.	46,172	0.0
19,563	Home BancShares, Inc.	468,730	0.2
1,996	HomeStreet, Inc.	22,754	0.0
2,076	HomeTrust Bancshares, Inc.	62,342	0.0
12,253	Hope Bancorp, Inc.	131,597	0.1
4,361	Horace Mann Educators Corp.	142,256	0.1
5,297	Horizon Bancorp, Inc.	65,524	0.0
4,539	Independent Bank Corp.	230,218	0.1
2,579	Independent Bank Corp. Michigan	69,633	0.0
3,816	Independent Bank Group, Inc.	173,704	0.1
5,712	International Bancshares Corp.	326,784	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,422 (1)	International Money Express, Inc.	$71,315	0.0
4,321	Invesco Mortgage Capital, Inc.	40,488	0.0
177	Investors Title Co.	31,883	0.0
8,071	Jackson Financial, Inc. - Class A	599,352	0.2
4,023	James River Group Holdings Ltd.	31,098	0.0
1,758	John Marshall Bancorp, Inc.	30,660	0.0
6,781	Kearny Financial Corp.	41,703	0.0
7,131	KKR Real Estate Finance Trust, Inc.	64,536	0.0
13,344	Ladder Capital Corp.	150,654	0.1
2,704	Lakeland Financial Corp.	166,350	0.1
5,384 (1)(2)	Lemonade, Inc.	88,836	0.0
11,515 (1)	LendingClub Corp.	97,417	0.0
1,083 (1)	LendingTree, Inc.	45,042	0.0
3,737	Live Oak Bancshares, Inc.	131,019	0.1
3,368	Macatawa Bank Corp.	49,173	0.0
11,114 (1)	Maiden Holdings Ltd.	22,895	0.0
49,369 (1)	Marqeta, Inc. - Class A	270,542	0.1
5,175	MBIA, Inc.	28,411	0.0
1,933	Mercantile Bank Corp.	78,422	0.0
1,854	Merchants Bancorp	75,161	0.0
2,854	Mercury General Corp.	151,662	0.1
2,778	Metrocity Bankshares, Inc.	73,339	0.0
1,180 (1)	Metropolitan Bank Holding Corp.	49,666	0.0
11,611	MFA Financial, Inc.	123,541	0.1
1,837	Mid Penn Bancorp, Inc.	40,322	0.0
1,177	Middlefield Banc Corp.	28,307	0.0
2,709	Midland States Bancorp, Inc.	61,359	0.0
1,829	MidWestOne Financial Group, Inc.	41,134	0.0
7,370	Moelis & Co. - Class A	419,058	0.2
907 (1)	Moneylion, Inc.	66,699	0.0
6,720 (1)	Mr Cooper Group, Inc.	545,866	0.2
1,822	MVB Financial Corp.	33,962	0.0
3,989	National Bank Holdings Corp. - Class A	155,770	0.1
227	National Western Life Group, Inc. - Class A	112,805	0.1
8,402	Navient Corp.	122,333	0.1
4,283 (1)	NB Bancorp, Inc.	64,586	0.0
5,003	NBT Bancorp, Inc.	193,116	0.1
1,572	Nelnet, Inc. - Class A	158,552	0.1
4,235 (1)	NerdWallet, Inc. - Class A	61,831	0.0
80,489	New York Community Bancorp, Inc.	259,175	0.1
10,976	New York Mortgage Trust, Inc.	64,100	0.0
2,747	NewtekOne, Inc.	34,530	0.0

See Accompanying Notes to Financial Statements

82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,556	Nicolet Bankshares, Inc.	$129,210	0.1
8,387 (1)	NMI Holdings, Inc. - Class A	285,493	0.1
889	Northeast Bank	54,105	0.0
4,856	Northfield Bancorp, Inc.	46,035	0.0
714	Northrim BanCorp, Inc.	41,154	0.0
13,445	Northwest Bancshares, Inc.	155,290	0.1
1,132	Norwood Financial Corp.	28,730	0.0
6,300	OceanFirst Financial Corp.	100,107	0.0
4,990	OFG Bancorp	186,876	0.1
32,605	Old National Bancorp	560,480	0.2
5,252	Old Second Bancorp, Inc.	77,782	0.0
11,149 (1)	Open Lending Corp.	62,211	0.0
673	Orange County Bancorp, Inc.	35,588	0.0
5,555 (2)	Orchid Island Capital, Inc.	46,329	0.0
3,393	Origin Bancorp, Inc.	107,626	0.1
2,115	Orrstown Financial Services, Inc.	57,866	0.0
20,580 (1)	Oscar Health, Inc. - Class A	325,576	0.1
4,666	P10, Inc. - Class A	39,568	0.0
9,958	Pacific Premier Bancorp, Inc.	228,735	0.1
20,354 (1)	Pagseguro Digital Ltd. - Class A	237,938	0.1
2,608 (1)	Palomar Holdings, Inc.	211,639	0.1
1,565	Park National Corp.	222,762	0.1
2,719	Pathward Financial, Inc.	153,814	0.1
5,781	Patria Investments Ltd. - Class A	69,719	0.0
30,163 (1)	Payoneer Global, Inc.	167,103	0.1
3,472 (1)	Paysafe Ltd.	61,385	0.0
2,089	Peapack-Gladstone Financial Corp.	47,316	0.0
2,801	PennyMac Financial Services, Inc.	264,975	0.1
9,623	PennyMac Mortgage Investment Trust	132,316	0.1
3,981	Peoples Bancorp, Inc.	119,430	0.1
1,208	Peoples Financial Services Corp.	55,012	0.0
5,732	Perella Weinberg Partners	93,145	0.0
1,811	Piper Sandler Cos.	416,838	0.2
2,459	PJT Partners, Inc. - Class A	265,351	0.1
910	Plumas Bancorp	32,742	0.0
4,146 (1)	PRA Group, Inc.	81,510	0.0
1,415	Preferred Bank/Los Angeles CA	106,818	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,071	Premier Financial Corp.	$83,293	0.0
5,955 (1)	ProAssurance Corp.	72,770	0.0
4,610	PROG Holdings, Inc.	159,875	0.1
13,554	Provident Financial Services, Inc.	194,500	0.1
1,925	QCR Holdings, Inc.	115,500	0.1
15,910	Radian Group, Inc.	494,801	0.2
17,824	Ready Capital Corp.	145,800	0.1
846	Red River Bancshares, Inc.	40,600	0.0
14,929	Redwood Trust, Inc.	96,889	0.0
1,045	Regional Management Corp.	30,033	0.0
15,328 (1)	Remitly Global, Inc.	185,775	0.1
5,941	Renasant Corp.	181,438	0.1
1,221	Republic Bancorp, Inc. - Class A	65,458	0.0
918 (1)	Root, Inc. - Class A	47,377	0.0
4,239	S&T Bancorp, Inc.	141,540	0.1
1,664	Safety Insurance Group, Inc.	124,850	0.1
4,781	Sandy Spring Bancorp, Inc.	116,465	0.1
8,880	Seacoast Banking Corp. of Florida	209,923	0.1
6,403	Selective Insurance Group, Inc.	600,794	0.2
14,624 (1)	Selectquote, Inc.	40,362	0.0
5,398	ServisFirst Bancshares, Inc.	341,100	0.1
254 (1)	Sezzle, Inc.	22,407	0.0
13,159	Simmons First National Corp. - Class A	231,335	0.1
10,640 (1)	SiriusPoint Ltd.	129,808	0.1
3,969 (1)	Skyward Specialty Insurance Group, Inc.	143,598	0.1
2,372	SmartFinancial, Inc.	56,145	0.0
1,847	South Plains Financial, Inc.	49,869	0.0
1,257 (1)	Southern First Bancshares, Inc.	36,755	0.0
1,273	Southern Missouri Bancorp, Inc.	57,298	0.0
3,308	Southside Bancshares, Inc.	91,334	0.0
7,839	SouthState Corp.	599,056	0.2
5,563	Stellar Bancorp, Inc.	127,726	0.1
5,641	StepStone Group, Inc. - Class A	258,866	0.1
2,846	Stewart Information Services Corp.	176,680	0.1
2,991	Stock Yards Bancorp, Inc.	148,563	0.1
30,018 (1)	StoneCo Ltd. - Class A	359,916	0.1
2,938 (1)	StoneX Group, Inc.	221,261	0.1
4,805 (1)	Texas Capital Bancshares, Inc.	293,778	0.1
1,787 (1)	Third Coast Bancshares, Inc.	38,010	0.0

See Accompanying Notes to Financial Statements

83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,988	Tiptree, Inc.	$49,272	0.0
1,555	Tompkins Financial Corp.	76,040	0.0
7,624	Towne Bank/ Portsmouth VA	207,906	0.1
7,730	TPG RE Finance Trust, Inc.	66,787	0.0
3,576	TriCo Bancshares	141,502	0.1
2,327 (1)	Triumph Financial, Inc.	190,232	0.1
4,080 (1)(2)	Trupanion, Inc.	119,952	0.1
2,292	TrustCo Bank Corp. NY	65,941	0.0
6,469	Trustmark Corp.	194,329	0.1
11,127	Two Harbors Investment Corp.	146,988	0.1
4,626 (1)	UMB Financial Corp.	385,901	0.2
13,854	United Bankshares, Inc.	449,424	0.2
12,429	United Community Banks, Inc.	316,442	0.1
2,496	United Fire Group, Inc.	53,639	0.0
2,726	Universal Insurance Holdings, Inc.	51,140	0.0
3,562	Univest Financial Corp.	81,320	0.0
8,047 (1)(2)	Upstart Holdings, Inc.	189,829	0.1
44,932	Valley National Bancorp	313,625	0.1
5,603	Veritex Holdings, Inc.	118,167	0.1
4,279	Victory Capital Holdings, Inc. - Class A	204,237	0.1
710	Virtus Investment Partners, Inc.	160,354	0.1
3,352	Walker & Dunlop, Inc.	329,166	0.1
7,009	Washington Federal, Inc.	200,317	0.1
1,986	Washington Trust Bancorp, Inc.	54,436	0.0
2,239	Waterstone Financial, Inc.	28,637	0.0
6,348	WesBanco, Inc.	177,173	0.1
2,121	West BanCorp, Inc.	37,966	0.0
2,869	Westamerica BanCorp	139,233	0.1
14,946	WisdomTree, Inc.	148,115	0.1
434 (1)	World Acceptance Corp.	53,634	0.0
6,305	WSFS Financial Corp.	296,335	0.1
		44,177,307	16.8
	Foreign Stock: 0.0%
5,964	METALS ACQUISITION Ltd.-A	81,645	0.0

	Health Care: 17.0%
5,156 (1)	2seventy bio, Inc.	19,851	0.0
5,313 (1)	4D Molecular Therapeutics, Inc.	111,520	0.1
8,673 (1)	89bio, Inc.	69,471	0.0
8,628 (1)	Absci Corp.	26,574	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,627 (1)	ACADIA Pharmaceuticals, Inc.	$205,189	0.1
8,004 (1)	Accolade, Inc.	28,654	0.0
11,434 (1)	Accuray, Inc.	20,810	0.0
7,937 (1)	ACELYRIN, Inc.	35,002	0.0
4,172 (1)	Achieve Life Sciences, Inc.	19,608	0.0
3,315 (1)	Actinium Pharmaceuticals, Inc.	24,531	0.0
10,829 (1)	AdaptHealth Corp.	108,290	0.1
12,597 (1)	Adaptive Biotechnologies Corp.	45,601	0.0
7,649 (1)	ADC Therapeutics SA	24,170	0.0
1,687 (1)	Addus HomeCare Corp.	195,878	0.1
23,882 (1)	ADMA Biologics, Inc.	267,001	0.1
2,302 (1)	Adverum Biotechnologies, Inc.	15,792	0.0
2,173 (1)	Agenus, Inc.	36,398	0.0
32,837 (1)	agilon health, Inc.	214,754	0.1
5,983 (1)	Agios Pharmaceuticals, Inc.	257,987	0.1
22,715 (1)	Akebia Therapeutics, Inc.	23,169	0.0
7,178 (1)	Akero Therapeutics, Inc.	168,396	0.1
5,592 (1)	Aldeyra Therapeutics, Inc.	18,510	0.0
8,824 (1)	Alector, Inc.	40,061	0.0
10,860 (1)	Alignment Healthcare, Inc.	84,925	0.0
17,736 (1)	Alkermes PLC	427,438	0.2
11,360 (1)	Allogene Therapeutics, Inc.	26,469	0.0
10,814 (1)	Alphatec Holdings, Inc.	113,006	0.1
7,519 (1)(2)	Altimmune, Inc.	50,001	0.0
1,103 (1)	Alto Neuroscience, Inc.	11,791	0.0
3,553 (1)	ALX Oncology Holdings, Inc.	21,425	0.0
30,999 (1)	Amicus Therapeutics, Inc.	307,510	0.1
4,010 (1)	AMN Healthcare Services, Inc.	205,432	0.1
16,970 (1)	Amneal Pharmaceuticals, Inc.	107,760	0.1
4,087 (1)	Amphastar Pharmaceuticals, Inc.	163,480	0.1
2,117 (1)	AnaptysBio, Inc.	53,052	0.0
7,979 (1)(2)	Anavex Life Sciences Corp.	33,671	0.0
4,497 (1)	AngioDynamics, Inc.	27,207	0.0
1,978 (1)	ANI Pharmaceuticals, Inc.	125,959	0.1
1,725 (1)	Anika Therapeutics, Inc.	43,694	0.0
8,973 (1)	Annexon, Inc.	43,968	0.0
4,168 (1)	Apogee Therapeutics, Inc.	164,011	0.1
4,623 (1)	Apollo Medical Holdings, Inc.	187,509	0.1

See Accompanying Notes to Financial Statements

84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,332 (1)	Applied Therapeutics, Inc.	$48,249	0.0
8,179 (1)	Aquestive Therapeutics, Inc.	21,265	0.0
15,525 (1)	Arbutus Biopharma Corp.	47,972	0.0
4,551 (1)	Arcellx, Inc.	251,170	0.1
2,435 (1)	Arcturus Therapeutics Holdings, Inc.	59,292	0.0
5,816 (1)	Arcus Biosciences, Inc.	88,578	0.0
11,247 (1)	Arcutis Biotherapeutics, Inc.	104,597	0.1
24,571 (1)	Ardelyx, Inc.	182,071	0.1
700 (1)	ArriVent Biopharma, Inc.	12,985	0.0
12,636 (1)	Arrowhead Pharmaceuticals, Inc.	328,410	0.1
5,470 (1)	ARS Pharmaceuticals, Inc.	46,550	0.0
4,301 (1)	Artivion, Inc.	110,321	0.1
6,782 (1)	Arvinas, Inc.	180,537	0.1
4,922 (1)	Astria Therapeutics, Inc.	44,790	0.0
9,924 (1)	Atea Pharmaceuticals, Inc.	32,848	0.0
14,617 (1)	Atossa Therapeutics, Inc.	17,394	0.0
5,012 (1)	AtriCure, Inc.	114,123	0.1
147	Atrion Corp.	66,507	0.0
5,128 (1)	Aura Biosciences, Inc.	38,768	0.0
15,369 (1)	Aurinia Pharmaceuticals, Inc.	87,757	0.0
9,815 (1)	Avadel Pharmaceuticals PLC	137,996	0.1
4,983 (1)	Avanos Medical, Inc.	99,261	0.1
7,163 (1)	Aveanna Healthcare Holdings, Inc.	19,770	0.0
6,728 (1)	Avid Bioservices, Inc.	48,038	0.0
10,702 (1)	Avidity Biosciences, Inc.	437,177	0.2
2,778 (1)	Avita Medical, Inc.	22,002	0.0
4,703 (1)	Axogen, Inc.	34,050	0.0
5,276 (1)	Axonics, Inc.	354,705	0.1
3,841 (1)	Axsome Therapeutics, Inc.	309,200	0.1
8,060 (1)	Beam Therapeutics, Inc.	188,846	0.1
21,967 (1)	BioCryst Pharmaceuticals, Inc.	135,756	0.1
7,931 (1)	Biohaven Ltd.	275,285	0.1
3,778 (1)	BioLife Solutions, Inc.	80,963	0.0
2,990 (1)(2)	Biomea Fusion, Inc.	13,455	0.0
3,159 (1)	Biote Corp. - Class A	23,597	0.0
4,280 (1)	Bioventus, Inc. - Class A	24,610	0.0
4,085 (1)	Black Diamond Therapeutics, Inc.	19,036	0.0
20,880 (1)	Bluebird Bio, Inc.	20,550	0.0
6,646 (1)	Blueprint Medicines Corp.	716,306	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
14,834 (1)	Bridgebio Pharma, Inc.	$375,745	0.2
5,837 (1)	BrightSpring Health Services, Inc.	66,308	0.0
20,595 (1)	Brookdale Senior Living, Inc.	140,664	0.1
6,258 (1)	C4 Therapeutics, Inc.	28,911	0.0
4,532 (1)	Cabaletta Bio, Inc.	33,899	0.0
2,128 (1)	Candel Therapeutics, Inc.	13,193	0.0
5,463 (1)	CareDx, Inc.	84,840	0.0
2,159 (1)	Cargo Therapeutics, Inc.	35,451	0.0
8,602 (1)	Caribou Biosciences, Inc.	14,107	0.0
802 (1)	Cartesian Therapeutics, Inc.	21,662	0.0
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0
4,304 (1)	Cassava Sciences, Inc.	53,154	0.0
2,801 (1)	Castle Biosciences, Inc.	60,978	0.0
12,325 (1)	Catalyst Pharmaceuticals, Inc.	190,914	0.1
2,581 (1)	Celcuity, Inc.	42,277	0.0
6,827 (1)	Celldex Therapeutics, Inc.	252,667	0.1
5,534 (1)	Century Therapeutics, Inc.	14,112	0.0
19,929 (1)	Cerus Corp.	35,075	0.0
632 (1)	CervoMed, Inc.	10,820	0.0
2,481 (1)	CG oncology, Inc.	78,325	0.0
5,963 (1)	ChromaDex Corp.	16,278	0.0
1,665 (1)	Cibus, Inc.	16,400	0.0
7,656 (1)	Codexis, Inc.	23,734	0.0
9,782 (1)	Cogent Biosciences, Inc.	82,462	0.0
11,813 (1)	Coherus Biosciences,Inc.	20,436	0.0
3,472 (1)	Collegium Pharmaceutical, Inc.	111,798	0.1
13,558 (1)	Community Health Systems, Inc.	45,555	0.0
3,242	CONMED Corp.	224,735	0.1
800 (1)	Contineum Therapeutics, Inc. - Class A	14,088	0.0
1,087 (1)	Corbus Pharmaceuticals Holdings, Inc.	49,186	0.0
8,580 (1)	Corcept Therapeutics, Inc.	278,764	0.1
6,089 (1)(2)	CorMedix, Inc.	26,365	0.0
953 (1)	CorVel Corp.	242,319	0.1
8,231 (1)	Crinetics Pharmaceuticals, Inc.	368,666	0.2
3,735 (1)	Cross Country Healthcare, Inc.	51,692	0.0
4,571 (1)	CryoPort, Inc.	31,586	0.0
4,111 (1)	Cullinan Oncology, Inc.	71,696	0.0

See Accompanying Notes to Financial Statements

85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,474 (1)	CVRx, Inc.	$17,673	0.0
13,291 (1)	Cytek Biosciences, Inc.	74,164	0.0
11,813 (1)	Cytokinetics, Inc.	640,028	0.3
6,578 (1)	Day One Biopharmaceuticals, Inc.	90,645	0.0
5,905 (1)	Definitive Healthcare Corp.	32,241	0.0
13,131 (1)	Denali Therapeutics, Inc.	304,902	0.1
2,575 (1)	Dianthus Therapeutics, Inc.	66,640	0.0
1,748 (1)	Disc Medicine, Inc.	78,782	0.0
11,323 (1)	DocGo, Inc.	34,988	0.0
13,872 (1)	Dynavax Technologies Corp.	155,783	0.1
8,550 (1)	Dyne Therapeutics, Inc.	301,730	0.1
7,723 (1)	Edgewise Therapeutics, Inc.	139,091	0.1
8,877 (1)	Editas Medicine, Inc.	41,456	0.0
5,843 (1)	Elevation Oncology, Inc.	15,776	0.0
6,221	Embecta Corp.	77,762	0.0
2,269 (1)	Enanta Pharmaceuticals, Inc.	29,429	0.0
5,410 (1)	Enhabit, Inc.	48,257	0.0
3,758 (1)	Enliven Therapeutics, Inc.	87,824	0.0
5,858	Ensign Group, Inc.	724,576	0.3
2,749 (1)	Entrada Therapeutics, Inc.	39,173	0.0
12,374 (1)	Erasca, Inc.	29,203	0.0
20,012 (1)	Esperion Therapeutics, Inc.	44,427	0.0
12,180 (1)	Evolent Health, Inc. - Class A	232,882	0.1
5,981 (1)	Evolus, Inc.	64,894	0.0
5,291 (1)	EyePoint Pharmaceuticals, Inc.	46,032	0.0
10,556 (1)	Fate Therapeutics, Inc.	34,624	0.0
2,871 (1)	Foghorn Therapeutics, Inc.	16,508	0.0
6,708 (1)	Fulcrum Therapeutics, Inc.	41,589	0.0
2,224 (1)	Fulgent Genetics, Inc.	43,635	0.0
5,400 (1)	G1 Therapeutics, Inc.	12,312	0.0
1,303 (1)	GeneDx Holdings Corp.	34,060	0.0
5,510 (1)	Generation Bio Co.	15,538	0.0
61,032 (1)	Geron Corp.	258,776	0.1
5,168 (1)	Glaukos Corp.	611,633	0.2
12,486 (1)	Guardant Health, Inc.	360,596	0.2
5,277 (1)	Haemonetics Corp.	436,566	0.2
13,290 (1)	Halozyme Therapeutics, Inc.	695,864	0.3
3,380 (1)	Harmony Biosciences Holdings, Inc.	101,975	0.1
3,285 (1)	Harrow, Inc.	68,624	0.0
6,539 (1)	Health Catalyst, Inc.	41,784	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,980 (1)	HealthEquity, Inc.	$774,076	0.3
2,859	HealthStream, Inc.	79,766	0.0
12,550 (1)	Heron Therapeutics, Inc.	43,925	0.0
3,449 (1)	HilleVax, Inc.	49,873	0.0
20,074 (1)	Hims & Hers Health, Inc.	405,294	0.2
9,406 (1)	Humacyte, Inc.	45,149	0.0
2,261 (1)	ICU Medical, Inc.	268,494	0.1
7,892 (1)	Ideaya Biosciences, Inc.	277,088	0.1
1,714 (1)(2)	IGM Biosciences, Inc.	11,775	0.0
15,018 (1)(2)	ImmunityBio, Inc.	94,914	0.1
5,515 (1)	Immunome, Inc.	66,730	0.0
6,115 (1)	Immunovant, Inc.	161,436	0.1
5,603 (1)	Inari Medical, Inc.	269,784	0.1
1,160 (1)	Inhibrx Biosciences, Inc.	16,437	0.0
8,325 (1)	Inmode Ltd.	151,848	0.1
6,289 (1)	Innoviva, Inc.	103,140	0.1
2,652 (1)	Inogen, Inc.	21,561	0.0
2,789 (1)	Inovio Pharmaceuticals, Inc.	22,535	0.0
5,788 (1)	Inozyme Pharma, Inc.	25,814	0.0
16,440 (1)	Insmed, Inc.	1,101,480	0.4
3,512 (1)	Integer Holdings Corp.	406,654	0.2
7,198 (1)	Integra LifeSciences Holdings Corp.	209,750	0.1
10,128 (1)	Intellia Therapeutics, Inc.	226,665	0.1
26,737 (1)	Iovance Biotherapeutics, Inc.	214,431	0.1
974	iRadimed Corp.	42,798	0.0
3,301 (1)	iRhythm Technologies, Inc.	355,320	0.1
15,094 (1)	Ironwood Pharmaceuticals, Inc.	98,413	0.1
2,843 (1)	iTeos Therapeutics, Inc.	42,190	0.0
2,969 (1)	Janux Therapeutics, Inc.	124,371	0.1
1,248 (1)	Jasper Therapeutics, Inc.	12	0.0
1,381 (1)	Joint Corp.	19,417	0.0
4,237 (1)	KalVista Pharmaceuticals, Inc.	49,912	0.0
3,127 (1)	Keros Therapeutics, Inc.	142,904	0.1
3,373 (1)	Kiniksa Pharmaceuticals International PLC	62,974	0.0
665 (1)	Kiniksa Pharmaceuticals Ltd. - Class A	12,416	0.0
665 (1)	Korro Bio, Inc.	22,523	0.0
2,620 (1)	Krystal Biotech, Inc.	481,137	0.2
7,714 (1)	Kura Oncology, Inc.	158,831	0.1
4,704 (1)	Kymera Therapeutics, Inc.	140,414	0.1

See Accompanying Notes to Financial Statements

86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,850 (1)	Kyverna Therapeutics, Inc.	$13,875	0.0
7,189 (1)	Lantheus Holdings, Inc.	577,205	0.2
4,568 (1)	Larimar Therapeutics, Inc.	33,118	0.0
2,163	LeMaitre Vascular, Inc.	177,972	0.1
1,426	LENZ Therapeutics, Inc.	24,655	0.0
1,185 (1)	Lexeo Therapeutics, Inc.	19,007	0.0
12,576 (1)	Lexicon Pharmaceuticals, Inc.	21,128	0.0
3,807 (1)	LifeMD, Inc.	26,116	0.0
12,801 (1)	LifeStance Health Group, Inc.	62,853	0.0
1,809 (1)	Ligand Pharmaceuticals, Inc.	152,426	0.1
17,951 (1)(2)	Lineage Cell Therapeutics, Inc.	17,903	0.0
6,235 (1)	Liquidia Corp.	74,820	0.0
5,758 (1)	LivaNova PLC	315,654	0.1
3,487 (1)	Longboard Pharmaceuticals, Inc.	94,254	0.1
18,400 (1)	Lyell Immunopharma, Inc.	26,680	0.0
6,585 (1)	MacroGenics, Inc.	27,986	0.0
1,854 (1)	Madrigal Pharmaceuticals, Inc.	519,417	0.2
28,312 (1)	MannKind Corp.	147,789	0.1
11,820 (1)	Maravai LifeSciences Holdings, Inc. - Class A	84,631	0.0
11,531 (1)	MaxCyte, Inc.	45,202	0.0
4,664 (1)	MeiraGTx Holdings PLC	19,635	0.0
6,025 (1)	Merit Medical Systems, Inc.	517,849	0.2
12,234 (1)	Mersana Therapeutics, Inc.	24,590	0.0
575	Mesa Laboratories, Inc.	49,893	0.0
12,737 (1)	MiMedx Group, Inc.	88,267	0.0
7,681 (1)	Mind Medicine MindMed, Inc.	55,379	0.0
3,160 (1)	Mineralys Therapeutics, Inc.	36,972	0.0
4,182 (1)	Mirum Pharmaceuticals, Inc.	142,983	0.1
1,370 (1)	ModivCare, Inc.	35,949	0.0
3,512 (1)	Monte Rosa Therapeutics, Inc.	13,135	0.0
4,216 (1)	Morphic Holding, Inc.	143,639	0.1
9,453 (1)	Myriad Genetics, Inc.	231,220	0.1
5,827 (1)(2)	Nano-X Imaging Ltd.	42,770	0.0
1,377	National HealthCare Corp.	149,267	0.1
1,849	National Research Corp.	42,435	0.0
19,652 (1)	Nektar Therapeutics	24,368	0.0
23,062 (1)	Neogen Corp.	360,459	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
13,518 (1)	NeoGenomics, Inc.	$187,495	0.1
8,987 (1)	Neumora Therapeutics, Inc.	88,342	0.0
1,128 (1)	Neurogene, Inc.	41,047	0.0
3,959 (1)	Nevro Corp.	33,335	0.0
5,708 (1)	Nkarta, Inc.	33,734	0.0
14,940 (1)	Novavax, Inc.	189,140	0.1
11,273 (1)	Novocure Ltd.	193,106	0.1
6,409 (1)	Nurix Therapeutics, Inc.	133,756	0.1
3,368 (1)	Nuvalent, Inc. - Class A	255,496	0.1
19,321 (1)	Nuvation Bio, Inc.	56,417	0.0
27,566 (1)	Ocugen, Inc.	42,727	0.0
16,504 (1)	Ocular Therapeutix, Inc.	112,887	0.1
4,265 (1)	Olema Pharmaceuticals, Inc.	46,147	0.0
6,013 (1)	Omeros Corp.	24,413	0.0
10,885 (1)	OmniAb, Inc.	40,819	0.0
4,865 (1)	Omnicell, Inc.	131,696	0.1
42,844 (1)(2)	OPKO Health, Inc.	53,555	0.0
2,044 (1)	OptimizeRx Corp.	20,440	0.0
18,395 (1)	Option Care Health, Inc.	509,542	0.2
8,240 (1)	OraSure Technologies, Inc.	35,102	0.0
2,581 (1)	Orchestra BioMed Holdings, Inc.	21,035	0.0
7,950 (1)	Organogenesis Holdings, Inc.	22,260	0.0
6,733 (1)	ORIC Pharmaceuticals, Inc.	47,602	0.0
3,691 (1)	Orthofix Medical, Inc.	48,943	0.0
1,805 (1)	OrthoPediatrics Corp.	51,912	0.0
1,213 (1)	Outlook Therapeutics, Inc.	8,952	0.0
7,976 (1)	Owens & Minor, Inc.	107,676	0.1
29,071 (1)	Pacific Biosciences of California, Inc.	39,827	0.0
4,848 (1)	Pacira BioSciences, Inc.	138,701	0.1
2,652 (1)	PACS Group, Inc.	78,234	0.0
5,098 (1)	Paragon 28, Inc.	34,870	0.0
8,499	Patterson Cos., Inc.	204,996	0.1
9,171 (1)	Pediatrix Medical Group, Inc.	69,241	0.0
3,222 (1)	Pennant Group, Inc.	74,718	0.0
1,723 (1)	PepGen, Inc.	27,499	0.0
5,035 (1)	Perspective Therapeutics, Inc.	50,198	0.0
2,972 (1)	PetIQ, Inc.	65,562	0.0
3,709 (1)	Phathom Pharmaceuticals, Inc.	38,203	0.0
2,327	Phibro Animal Health Corp. - Class A	39,024	0.0
5,482 (1)	Phreesia, Inc.	116,218	0.1
6,097 (1)	Pliant Therapeutics, Inc.	65,543	0.0
7,807 (1)	Poseida Therapeutics, Inc.	22,796	0.0

See Accompanying Notes to Financial Statements

87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,847 (1)	Praxis Precision Medicines, Inc.	$76,390	0.0
14,676 (1)	Precigen, Inc.	23,188	0.0
5,234 (1)	Prestige Consumer Healthcare, Inc.	360,361	0.2
6,092 (1)	Prime Medicine, Inc.	31,313	0.0
11,611 (1)	Privia Health Group, Inc.	201,799	0.1
4,473 (1)	PROCEPT BioRobotics Corp.	273,256	0.1
8,930 (1)	Progyny, Inc.	255,487	0.1
6,881 (1)(2)	ProKidney Corp.	16,927	0.0
6,201 (1)	Protagonist Therapeutics, Inc.	214,865	0.1
4,518 (1)	Prothena Corp. PLC	93,252	0.0
8,074 (1)	PTC Therapeutics, Inc.	246,903	0.1
4,155 (1)	Pulmonx Corp.	26,343	0.0
1,690 (1)(2)	Pulse Biosciences, Inc.	18,906	0.0
4,925 (1)	Puma Biotechnology, Inc.	16,055	0.0
5,449 (1)	Pyxis Oncology, Inc.	18,036	0.0
723 (1)	Q32 Bio, Inc.	12,978	0.0
3,877 (1)	Quanterix Corp.	51,215	0.0
9,998 (1)	Quantum-Si, Inc.	10,498	0.0
6,990 (1)	RadNet, Inc.	411,851	0.2
3,125 (1)	RAPT Therapeutics, Inc.	9,531	0.0
21,817 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	163,628	0.1
4,955 (1)	REGENXBIO, Inc.	57,974	0.0
10,578 (1)	Relay Therapeutics, Inc.	68,969	0.0
5,398 (1)	Replimune Group, Inc.	48,582	0.0
11,238 (1)	Revance Therapeutics, Inc.	28,882	0.0
16,093 (1)	Revolution Medicines, Inc.	624,569	0.3
5,813 (1)	Rhythm Pharmaceuticals, Inc.	238,682	0.1
1,812 (1)	Rigel Pharmaceuticals, Inc.	14,895	0.0
6,926 (1)	Rocket Pharmaceuticals, Inc.	149,117	0.1
3,599 (1)	RxSight, Inc.	216,552	0.1
5,708 (1)	Sage Therapeutics, Inc.	61,989	0.0
14,097 (1)	Sana Biotechnology, Inc.	76,970	0.0
10,806 (1)	Savara, Inc.	43,548	0.0
7,315 (1)	Scholar Rock Holding Corp.	60,934	0.0
5,871 (1)	Schrodinger, Inc./ United States	113,545	0.1
3,638 (1)	scPharmaceuticals, Inc.	15,825	0.0
11,341	Select Medical Holdings Corp.	397,615	0.2
512 (1)	Semler Scientific, Inc.	17,613	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,228 (1)	Sera Prognostics, Inc. - Class A	$19,109	0.0
4,268 (1)	Shattuck Labs, Inc.	16,474	0.0
4,498 (1)	SI-BONE, Inc.	58,159	0.0
5,005	SIGA Technologies, Inc.	37,988	0.0
3,855 (1)	Sight Sciences, Inc.	25,713	0.0
4,138 (1)	Silk Road Medical, Inc.	111,892	0.1
1,751	Simulations Plus, Inc.	85,134	0.0
1,872 (1)	Skye Bioscience, Inc.	14,994	0.0
2,335 (1)	Soleno Therapeutics, Inc.	95,266	0.0
2,495 (1)	Solid Biosciences, Inc.	14,146	0.0
7,260 (1)	SpringWorks Therapeutics, Inc.	273,484	0.1
3,684 (1)	Spyre Therapeutics, Inc.	86,611	0.0
5,235 (1)	STAAR Surgical Co.	249,238	0.1
32,816 (1)	Standard BioTools, Inc.	58,084	0.0
3,787 (1)	Stoke Therapeutics, Inc.	51,162	0.0
11,414 (1)(2)	Summit Therapeutics, Inc.	89,029	0.0
5,307 (1)	Supernus Pharmaceuticals, Inc.	141,962	0.1
8,109 (1)	Surgery Partners, Inc.	192,913	0.1
1,471 (1)	Surmodics, Inc.	61,841	0.0
8,875 (1)	Sutro Biopharma, Inc.	26,004	0.0
8,651 (1)	Syndax Pharmaceuticals, Inc.	177,605	0.1
2,630 (1)	Tactile Systems Technology, Inc.	31,402	0.0
13,717 (1)	Talkspace, Inc.	31,549	0.0
6,850 (1)	Tandem Diabetes Care, Inc.	275,987	0.1
5,209 (1)	Tango Therapeutics, Inc.	44,693	0.0
3,908 (1)	Tarsus Pharmaceuticals, Inc.	106,219	0.1
17,118 (1)	Taysha Gene Therapies, Inc.	38,344	0.0
17,714 (1)	Teladoc Health, Inc.	173,243	0.1
6,206 (1)	Tenaya Therapeutics, Inc.	19,239	0.0
6,227 (1)	Terns Pharmaceuticals, Inc.	42,406	0.0
14,756 (1)	TG Therapeutics, Inc.	262,509	0.1
5,824 (1)	Theravance Biopharma, Inc.	49,388	0.0
2,334 (1)	Third Harmonic Bio, Inc.	30,342	0.0
2,494	Tourmaline Bio, Inc.	32,072	0.0
3,392 (1)	TransMedics Group, Inc.	510,903	0.2
7,908 (1)	Travere Therapeutics, Inc.	65,004	0.0
5,178 (1)	Treace Medical Concepts, Inc.	34,434	0.0
7,113 (1)	Trevi Therapeutics, Inc.	21,197	0.0

See Accompanying Notes to Financial Statements

88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,303 (1)	TScan Therapeutics, Inc.	$25,172	0.0
6,060 (1)	Twist Bioscience Corp.	298,637	0.1
2,232 (1)	Tyra Biosciences, Inc.	35,690	0.0
773 (1)	UFP Technologies, Inc.	203,972	0.1
3,683 (1)	UroGen Pharma Ltd.	61,801	0.0
1,605	US Physical Therapy, Inc.	148,334	0.1
401	Utah Medical Products, Inc.	26,791	0.0
6,117 (1)	Vanda Pharmaceuticals, Inc.	34,561	0.0
4,258 (1)	Varex Imaging Corp.	62,720	0.0
11,553 (1)	Vaxcyte, Inc.	872,367	0.3
6,600 (1)	Ventyx Biosciences, Inc.	15,246	0.0
4,126 (1)	Vera Therapeutics, Inc.	149,279	0.1
8,072 (1)	Veracyte, Inc.	174,920	0.1
5,133 (1)	Vericel Corp.	235,502	0.1
2,229 (1)	Verrica Pharmaceuticals, Inc.	16,249	0.0
7,472 (1)	Verve Therapeutics, Inc.	36,463	0.0
4,233 (1)	Viemed Healthcare, Inc.	27,726	0.0
9,536 (1)	Vir Biotechnology, Inc.	84,870	0.0
6,640 (1)	Viridian Therapeutics, Inc.	86,386	0.0
5,057 (1)	Voyager Therapeutics, Inc.	40,001	0.0
8,521 (1)	WaVe Life Sciences Ltd.	42,520	0.0
18,580 (1)	X4 Pharmaceuticals, Inc.	10,776	0.0
2,409 (1)	XBiotech, Inc.	12,382	0.0
6,323 (1)	Xencor, Inc.	119,694	0.1
15,460 (1)	Xeris Biopharma Holdings, Inc.	34,785	0.0
1,039 (1)	XOMA Corp.	24,614	0.0
3,993 (1)	Y-mAbs Therapeutics, Inc.	48,235	0.0
6,109 (1)	Zentalis Pharmaceuticals, Inc.	24,986	0.0
5,190 (1)	Zevra Therapeutics, Inc.	25,431	0.0
2,898 (1)	Zimvie, Inc.	52,889	0.0
2,400 (1)	Zura Bio Ltd.	8,400	0.0
6,180 (1)	Zymeworks, Inc.	52,592	0.0
1,891 (1)(2)	Zynex, Inc.	17,624	0.0
		44,828,342	17.0

	Industrials: 16.7%
13,835 (1)	3D Systems Corp.	42,473	0.0
3,637 (1)	AAR Corp.	264,410	0.1
6,611	ABM Industries, Inc.	334,318	0.1
10,263	ACCO Brands Corp.	48,236	0.0
15,623 (1)	ACV Auctions, Inc. - Class A	285,120	0.1
2,766 (1)	AeroVironment, Inc.	503,855	0.2
3,970 (1)	AerSale Corp.	27,472	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,560 (1)	Air Transport Services Group, Inc.	$77,117	0.0
1,095	Alamo Group, Inc.	189,435	0.1
3,315	Albany International Corp. - Class A	279,952	0.1
49,963 (1)	Alight, Inc. - Class A	368,727	0.2
1,640	Allegiant Travel Co.	82,377	0.0
1,702	Allient, Inc.	43,010	0.0
3,089	Alta Equipment Group, Inc.	24,836	0.0
3,403 (1)	Ameresco, Inc. - Class A	98,040	0.0
3,625 (1)	American Superconductor Corp.	84,787	0.0
1,691 (1)	American Woodmark Corp.	132,913	0.1
2,386	Apogee Enterprises, Inc.	149,924	0.1
4,052	Applied Industrial Technologies, Inc.	786,088	0.3
2,479	ArcBest Corp.	265,451	0.1
24,501 (1)(2)	Archer Aviation, Inc. - Class A	86,244	0.0
5,103	Arcosa, Inc.	425,641	0.2
1,432	Argan, Inc.	104,765	0.0
3,210	Aris Water Solutions, Inc. - Class A	50,301	0.0
16,066 (1)	Array Technologies, Inc.	164,837	0.1
4,753 (1)	ASGN, Inc.	419,072	0.2
2,521	Astec Industries, Inc.	74,773	0.0
3,188 (1)	Astronics Corp.	63,856	0.0
2,901 (1)	Asure Software, Inc.	24,368	0.0
3,845	Atkore, Inc.	518,806	0.2
3,121	AZZ, Inc.	241,097	0.1
4,992	Barnes Group, Inc.	206,719	0.1
2,916	Barrett Business Services, Inc.	95,557	0.0
6,709 (1)	Beacon Roofing Supply, Inc.	607,164	0.2
6,240 (1)	Blade Air Mobility, Inc.	21,715	0.0
10,077 (1)	Blink Charging Co.	27,611	0.0
20,983 (1)(2)	Bloom Energy Corp. - Class A	256,832	0.1
3,407 (1)	Blue Bird Corp.	183,467	0.1
919 (1)	BlueLinx Holdings, Inc.	85,550	0.0
4,186	Boise Cascade Co.	499,055	0.2
1,485 (1)	Bowman Consulting Group Ltd.	47,208	0.0
4,738 (1)	BrightView Holdings, Inc.	63,015	0.0
4,733	Brink's Co.	484,659	0.2
3,273	Brookfield Business Corp. - Class A	66,835	0.0
1,971 (1)	Byrna Technologies, Inc.	19,670	0.0
2,841	Cadre Holdings, Inc.	95,344	0.0
6,023 (1)	Casella Waste Systems, Inc. - Class A	597,602	0.2
5,056 (1)	CBIZ, Inc.	374,650	0.2

See Accompanying Notes to Financial Statements

89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,181 (1)	CECO Environmental Corp.	$91,772	0.0
1,419 (1)	Centuri Holdings, Inc.	27,642	0.0
40,570 (1)	ChargePoint Holdings, Inc.	61,261	0.0
4,456 (1)	Chart Industries, Inc.	643,179	0.3
1,924 (1)	Cimpress PLC	168,562	0.1
3,089	Columbus McKinnon Corp.	106,694	0.1
4,884 (1)	Commercial Vehicle Group, Inc.	23,932	0.0
3,102 (1)	Concrete Pumping Holdings, Inc.	18,643	0.0
18,753 (1)	Conduent, Inc.	61,135	0.0
4,563 (1)	Construction Partners, Inc. - Class A	251,923	0.1
11,800 (1)	CoreCivic, Inc.	153,164	0.1
5,292	Costamare, Inc.	86,948	0.0
992	Covenant Logistics Group, Inc.	48,896	0.0
735	CRA International, Inc.	126,582	0.1
1,651	CSW Industrials, Inc.	438,027	0.2
6,570 (1)	Custom Truck One Source, Inc.	28,579	0.0
4,810	Deluxe Corp.	108,033	0.1
1,357 (1)	Distribution Solutions Group, Inc.	40,710	0.0
2,558	Douglas Dynamics, Inc.	59,857	0.0
6,362 (1)	Driven Brands Holdings, Inc.	80,988	0.0
1,489 (1)	Ducommun, Inc.	86,451	0.0
1,432 (1)	DXP Enterprises, Inc.	65,643	0.0
2,996 (1)	Dycom Industries, Inc.	505,605	0.2
1,545	Encore Wire Corp.	447,787	0.2
6,170 (1)	Energy Recovery, Inc.	81,999	0.0
12,140 (1)	Energy Vault Holdings, Inc.	11,528	0.0
5,864	Enerpac Tool Group Corp.	223,888	0.1
4,203	EnerSys	435,095	0.2
3,118	Ennis, Inc.	68,253	0.0
15,693 (1)(2)	Enovix Corp.	242,614	0.1
2,235	EnPro Industries, Inc.	325,349	0.1
8,635 (1)	Enviri Corp.	74,520	0.0
2,771	ESCO Technologies, Inc.	291,066	0.1
5,356	Exponent, Inc.	509,463	0.2
6,353	Federal Signal Corp.	531,556	0.2
5,830 (2)	First Advantage Corp.	93,688	0.0
7,078 (1)	FiscalNote Holdings, Inc.	10,334	0.0
6,420 (1)	Fluence Energy, Inc.	111,323	0.1
18,001 (1)	Fluor Corp.	783,944	0.3
1,579 (1)	Forrester Research, Inc.	26,969	0.0
2,667 (2)	Forward Air Corp.	50,780	0.0
1,400 (1)	Franklin Covey Co.	53,200	0.0
4,801	Franklin Electric Co., Inc.	462,432	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
12,386 (1)	Freyr Battery, Inc.	$21,056	0.0
4,521 (1)	Frontier Group Holdings, Inc.	22,289	0.0
10,555	FTAI Aviation Ltd.	1,089,593	0.4
10,818	FTAI Infrastructure, Inc.	93,359	0.0
48,425 (1)	FuelCell Energy, Inc.	30,934	0.0
3,796	GATX Corp.	502,439	0.2
4,515	Genco Shipping & Trading Ltd.	96,215	0.0
13,179 (1)	GEO Group, Inc.	189,250	0.1
3,304 (1)	Gibraltar Industries, Inc.	226,489	0.1
1,752	Global Industrial Co.	54,943	0.0
4,211 (1)	GMS, Inc.	339,449	0.1
12,809	Golden Ocean Group Ltd.	176,764	0.1
2,588	Gorman-Rupp Co.	95,005	0.0
28,716 (1)	GrafTech International Ltd.	27,855	0.0
1,233 (1)	Graham Corp.	34,721	0.0
4,586	Granite Construction, Inc.	284,194	0.1
7,243 (1)	Great Lakes Dredge & Dock Corp.	63,594	0.0
3,242	Greenbrier Cos., Inc.	160,641	0.1
4,087	Griffon Corp.	260,996	0.1
3,431	H&E Equipment Services, Inc.	151,547	0.1
5,311 (1)	Hawaiian Holdings, Inc.	66,016	0.0
8,073 (1)	Healthcare Services Group, Inc.	85,412	0.0
5,193	Heartland Express, Inc.	64,030	0.0
2,227	Heidrick & Struggles International, Inc.	70,329	0.0
3,589	Helios Technologies, Inc.	171,375	0.1
2,963	Herc Holdings, Inc.	394,938	0.2
12,890 (1)	Hertz Global Holdings, Inc.	45,502	0.0
7,452	Hillenbrand, Inc.	298,229	0.1
21,267 (1)	Hillman Solutions Corp.	188,213	0.1
3,560	Himalaya Shipping Ltd.	32,610	0.0
5,022	HNI Corp.	226,090	0.1
6,427	Hub Group, Inc. - Class A	276,682	0.1
5,093 (1)	Hudson Technologies, Inc.	44,767	0.0
1,928 (1)	Huron Consulting Group, Inc.	189,908	0.1
15,759 (1)	Hyliion Holdings Corp.	25,530	0.0
1,253	Hyster-Yale Materials Handling, Inc.	87,372	0.0
1,991	ICF International, Inc.	295,584	0.1
886 (1)	IES Holdings, Inc.	123,446	0.1
2,895 (1)	Innodata, Inc.	42,933	0.0
3,800	Insperity, Inc.	346,598	0.1

See Accompanying Notes to Financial Statements

90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,152	Insteel Industries, Inc.	$66,626	0.0
6,256	Interface, Inc.	91,838	0.0
3,108 (1)	Intuitive Machines, Inc.	10,256	0.0
15,104 (1)	Janus International Group, Inc.	190,764	0.1
9,129 (1)	JELD-WEN Holding, Inc.	122,968	0.1
34,404 (1)	JetBlue Airways Corp.	209,520	0.1
42,049 (1)(2)	Joby Aviation, Inc.	214,450	0.1
3,357	John Bean Technologies Corp.	318,814	0.1
1,240	Kadant, Inc.	364,287	0.1
3,497	Kelly Services, Inc. - Class A	74,871	0.0
8,354	Kennametal, Inc.	196,653	0.1
2,041	Kforce, Inc.	126,807	0.1
5,464	Korn Ferry	366,853	0.1
15,665 (1)	Kratos Defense & Security Solutions, Inc.	313,457	0.1
12,695 (1)	LanzaTech Global, Inc.	23,486	0.0
14,590 (1)	Legalzoom.com, Inc.	122,410	0.1
7,879 (1)	Leonardo DRS, Inc.	200,993	0.1
1,100 (1)	Limbach Holdings, Inc.	62,623	0.0
1,179	Lindsay Corp.	144,876	0.1
2,536 (1)	Liquidity Services, Inc.	50,669	0.0
3,493	LSI Industries, Inc.	50,544	0.0
3,162	Luxfer Holdings PLC	36,648	0.0
4,033 (1)	Manitowoc Co., Inc.	46,500	0.0
6,213	Marten Transport Ltd.	114,630	0.1
13,609 (1)	Masterbrand, Inc.	199,780	0.1
3,001 (1)	Matrix Service Co.	29,799	0.0
3,556	Matson, Inc.	465,729	0.2
3,289	Matthews International Corp. - Class A	82,389	0.0
1,603 (1)	Mayville Engineering Co., Inc.	26,706	0.0
2,598	McGrath RentCorp	276,817	0.1
5,825 (1)	Mercury Systems, Inc.	157,217	0.1
1,298	Miller Industries, Inc.	71,416	0.0
7,615	MillerKnoll, Inc.	201,721	0.1
3,374 (1)	Montrose Environmental Group, Inc.	150,345	0.1
2,995	Moog, Inc. - Class A	501,063	0.2
9,125 (1)	MRC Global, Inc.	117,804	0.1
11,806	Mueller Industries, Inc.	672,234	0.3
16,380	Mueller Water Products, Inc. - Class A	293,530	0.1
1,758 (1)	MYR Group, Inc.	238,578	0.1
613	National Presto Industries, Inc.	46,055	0.0
2,520 (1)	Net Power, Inc.	24,771	0.0
12,807 (1)	Nextracker, Inc. - Class A	600,392	0.2
5,833 (1)	NN, Inc.	17,499	0.0
1,238 (1)	Northwest Pipe Co.	42,055	0.0
11,654 (1)	NOW, Inc.	160,009	0.1
8,226 (1)(2)	NuScale Power Corp.	96,162	0.0
1,540 (1)	NV5 Global, Inc.	143,174	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
11,286 (1)	OPENLANE, Inc.	$187,235	0.1
3,415 (1)	Orion Group Holdings, Inc.	32,476	0.0
4,058	Pangaea Logistics Solutions Ltd.	31,774	0.0
2,653	Park Aerospace Corp.	36,293	0.0
1,220	Park-Ohio Holdings Corp.	31,586	0.0
9,195 (1)	Performant Financial Corp.	26,665	0.0
18,820	Pitney Bowes, Inc.	95,606	0.0
18,878 (1)	Planet Labs PBC	35,113	0.0
66,519 (1)	Plug Power, Inc.	154,989	0.1
994	Powell Industries, Inc.	142,540	0.1
302	Preformed Line Products Co.	37,611	0.0
5,619	Primoris Services Corp.	280,332	0.1
2,807 (1)	Proto Labs, Inc.	86,708	0.0
3,850	Quad/Graphics, Inc.	20,982	0.0
3,656	Quanex Building Products Corp.	101,088	0.0
5,315 (1)	Radiant Logistics, Inc.	30,242	0.0
2,629 (1)	Redwire Corp.	18,850	0.0
15,534 (1)	Resideo Technologies, Inc.	303,845	0.1
3,683	Resources Connection, Inc.	40,660	0.0
5,486	REV Group, Inc.	136,547	0.1
36,631 (1)(2)	Rocket Lab USA, Inc.	175,829	0.1
7,288	Rush Enterprises, Inc. - Class A	305,149	0.1
12,369 (1)	RXO, Inc.	323,449	0.1
6,538	Safe Bulkers, Inc.	38,051	0.0
15,185 (1)	SES AI Corp.	18,981	0.0
18,042 (1)	Shoals Technologies Group, Inc. - Class A	112,582	0.1
3,745	Shyft Group, Inc.	44,416	0.0
4,144 (1)	SkyWest, Inc.	340,098	0.1
2,437 (1)	Spire Global, Inc.	26,417	0.0
11,638 (2)	Spirit Airlines, Inc.	42,595	0.0
4,768 (1)	SPX Technologies, Inc.	677,724	0.3
1,261	Standex International Corp.	203,210	0.1
9,933	Steelcase, Inc. - Class A	128,732	0.1
16,392 (1)(2)	Stem, Inc.	18,195	0.0
3,673 (1)	Sterling Check Corp.	54,360	0.0
3,195 (1)	Sterling Infrastructure, Inc.	378,096	0.2
4,206 (1)	Sun Country Airlines Holdings, Inc.	52,827	0.0
9,230 (1)(2)	SunPower Corp.	27,321	0.0
23,011 (1)	Sunrun, Inc.	272,910	0.1
2,381	Tecnoglass, Inc.	119,479	0.1
2,034	Tennant Co.	200,227	0.1
6,988	Terex Corp.	383,222	0.2
17,363 (1)	Terran Orbital Corp.	14,238	0.0

See Accompanying Notes to Financial Statements

91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,620 (1)	Thermon Group Holdings, Inc.	$111,351	0.1
5,551 (1)	Titan International, Inc.	41,133	0.0
2,278 (1)	Titan Machinery, Inc.	36,220	0.0
4,957 (1)	TPI Composites, Inc.	19,778	0.0
949 (1)	Transcat, Inc.	113,576	0.1
3,439	TriNet Group, Inc.	343,900	0.1
8,689	Trinity Industries, Inc.	259,975	0.1
6,844 (1)	Triumph Group, Inc.	105,466	0.1
3,711 (1)	TrueBlue, Inc.	38,223	0.0
4,639 (1)	Tutor Perini Corp.	101,037	0.0
6,384	UFP Industries, Inc.	715,008	0.3
1,593	UniFirst Corp.	273,247	0.1
838	Universal Logistics Holdings, Inc.	34,014	0.0
13,108 (1)	Upwork, Inc.	140,911	0.1
1,412 (1)	V2X, Inc.	67,720	0.0
17,649 (1)	Verra Mobility Corp.	480,053	0.2
2,326 (1)	Viad Corp.	79,084	0.0
2,403 (1)	Vicor Corp.	79,683	0.0
1,178	Virco Mfg. Corp.	16,421	0.0
1,963 (1)	Virgin Galactic Holdings, Inc.	16,548	0.0
1,462	VSE Corp.	129,065	0.1
4,806	Wabash National Corp.	104,963	0.0
2,879	Watts Water Technologies, Inc. - Class A	527,922	0.2
6,516	Werner Enterprises, Inc.	233,468	0.1
9,726 (1)	Wheels Up Experience, Inc.	18,382	0.0
1,460 (1)	Willdan Group, Inc.	42,121	0.0
431	Willis Lease Finance Corp.	29,868	0.0
4,912 (1)	WNS Holdings Ltd.	257,875	0.1
4,500 (1)	Xometry, Inc. - Class A	52,020	0.0
15,395	Zurn Elkay Water Solutions Corp.	452,613	0.2
		43,959,548	16.7

	Information Technology: 13.7%
12,939 (1)	8x8, Inc.	28,725	0.0
2,780 (1)	908 Devices, Inc.	14,317	0.0
7,563	A10 Networks, Inc.	104,748	0.0
11,115 (1)	ACI Worldwide, Inc.	440,043	0.2
5,398 (1)	ACM Research, Inc. - Class A	124,478	0.1
11,727	Adeia, Inc.	131,166	0.1
8,528	ADTRAN Holdings, Inc.	44,857	0.0
3,945	Advanced Energy Industries, Inc.	429,058	0.2
2,979 (1)	Aehr Test Systems	33,275	0.0
2,344 (1)	Agilysys, Inc.	244,104	0.1
5,064 (1)	Alarm.com Holdings, Inc.	321,767	0.1
4,718 (1)	Alkami Technology, Inc.	134,369	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,576 (1)	Alpha & Omega Semiconductor Ltd.	$96,265	0.0
6,019 (1)	Altair Engineering, Inc. - Class A	590,344	0.2
3,972 (1)	Ambarella, Inc.	214,289	0.1
3,627	American Software, Inc. - Class A	33,115	0.0
8,377 (1)	Amplitude, Inc. - Class A	74,555	0.0
4,263 (1)	Appian Corp. - Class A	131,556	0.1
10,469 (1)(2)	Applied Digital Corp.	62,291	0.0
3,889 (1)	Applied Optoelectronics, Inc.	32,240	0.0
10,126 (1)	Arlo Technologies, Inc.	132,043	0.1
3,102 (1)	Arteris, Inc.	23,295	0.0
8,370 (1)	Asana, Inc. - Class A	117,096	0.0
791 (1)	AudioEye, Inc.	13,929	0.0
88,912 (1)	Aurora Innovation, Inc.	246,286	0.1
15,649 (1)	AvePoint, Inc.	163,063	0.1
1,308 (1)	Aviat Networks, Inc.	37,527	0.0
3,431 (1)	Axcelis Technologies, Inc.	487,854	0.2
4,474 (1)	Backblaze, Inc. - Class A	27,559	0.0
3,109	Badger Meter, Inc.	579,362	0.2
1,368	Bel Fuse, Inc. - Class B	89,248	0.0
4,283	Belden, Inc.	401,745	0.2
3,808	Benchmark Electronics, Inc.	150,264	0.1
11,011 (1)	BigBear.ai Holdings, Inc.	16,627	0.0
7,664 (1)	BigCommerce Holdings, Inc.	61,772	0.0
12,359 (1)(2)	Bit Digital, Inc.	39,302	0.0
4,430 (1)	Blackbaud, Inc.	337,433	0.1
6,033 (1)	Blackline, Inc.	292,299	0.1
24,847 (1)	Blend Labs, Inc. - Class A	58,639	0.0
14,798 (1)	Box, Inc. - Class A	391,259	0.2
5,450 (1)	Braze, Inc. - Class A	211,678	0.1
8,639 (1)(2)	C3.ai, Inc. - Class A	250,185	0.1
6,153 (1)	Calix, Inc.	218,001	0.1
4,598 (1)	Cerence, Inc.	13,012	0.0
2,675 (1)	CEVA, Inc.	51,601	0.0
18,317 (1)	Cipher Mining, Inc.	76,016	0.0
23,440 (1)	Cleanspark, Inc.	373,868	0.1
9,263	Clear Secure, Inc. - Class A	173,311	0.1
1,366 (1)	Clearfield, Inc.	52,673	0.0
14,858 (1)	Clearwater Analytics Holdings, Inc. - Class A	275,170	0.1
531	Climb Global Solutions, Inc.	33,352	0.0
4,993 (1)	Cohu, Inc.	165,268	0.1
22,902 (1)	CommScope Holding Co., Inc.	28,169	0.0
4,600 (1)	CommVault Systems, Inc.	559,222	0.2

See Accompanying Notes to Financial Statements

92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,096 (1)	Consensus Cloud Solutions, Inc.	$36,009	0.0
18,903 (1)	Core Scientific, Inc.	175,794	0.1
4,908 (1)	Corsair Gaming, Inc.	54,184	0.0
4,166 (1)	Couchbase, Inc.	76,071	0.0
624 (1)	CPI Card Group, Inc.	17,004	0.0
13,481 (1)	Credo Technology Group Holding Ltd.	430,583	0.2
3,484 (1)	CS Disco, Inc.	20,765	0.0
3,158	CSG Systems International, Inc.	130,015	0.1
3,299	CTS Corp.	167,028	0.1
4,078 (1)	Daktronics, Inc.	56,888	0.0
855 (1)	Dave, Inc.	25,906	0.0
2,693 (1)	Diebold Nixdorf, Inc.	103,624	0.0
3,839 (1)	Digi International, Inc.	88,028	0.0
1,655 (1)	Digimarc Corp.	51,322	0.0
10,917 (1)	Digital Turbine, Inc.	18,122	0.0
6,910 (1)	DigitalOcean Holdings, Inc.	240,123	0.1
4,835 (1)	Diodes, Inc.	347,782	0.1
3,801 (1)	Domo, Inc. - Class B	29,344	0.0
9,607 (1)	D-Wave Quantum, Inc.	10,952	0.0
18,313 (1)	E2open Parent Holdings, Inc.	82,225	0.0
6,619 (1)	Eastman Kodak Co.	35,610	0.0
5,544 (1)	Enfusion, Inc. - Class A	47,235	0.0
5,325 (1)	Envestnet, Inc.	333,292	0.1
2,803 (1)	ePlus, Inc.	206,525	0.1
4,300 (1)	Everbridge, Inc.	150,457	0.1
2,907 (1)	EverCommerce, Inc.	31,919	0.0
6,826	EVERTEC, Inc.	226,964	0.1
14,116 (1)	Evolv Technologies Holdings, Inc.	35,996	0.0
16,556 (1)	ExlService Holdings, Inc.	519,196	0.2
13,248 (1)	Extreme Networks, Inc.	178,186	0.1
3,855 (1)	Fannie Mae	943,665	0.4
2,020 (1)	FARO Technologies, Inc.	32,320	0.0
13,487 (1)	Fastly, Inc. - Class A	99,399	0.0
8,197 (1)	FormFactor, Inc.	496,164	0.2
21,500 (1)	Freshworks, Inc. - Class A	272,835	0.1
6,276 (1)	Grid Dynamics Holdings, Inc.	65,961	0.0
3,044	Hackett Group, Inc.	66,116	0.0
11,681 (1)	Harmonic, Inc.	137,485	0.1
8,492 (1)	Hut 8 Corp.	127,295	0.1
2,558 (1)	I3 Verticals, Inc. - Class A	56,481	0.0
3,460 (1)	Ichor Holdings Ltd.	133,383	0.1
3,150 (1)	iLearningEngines Holdings, Inc.	28,601	0.0
3,388	Immersion Corp.	31,881	0.0
2,390 (1)	Impinj, Inc.	374,680	0.1
17,378 (1)	indie Semiconductor, Inc. - Class A	107,222	0.0
21,174 (1)(2)	Infinera Corp.	128,950	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,938 (1)	Insight Enterprises, Inc.	$582,782	0.2
2,521 (1)	Instructure Holdings, Inc.	59,017	0.0
4,127 (1)	Intapp, Inc.	151,337	0.1
2,610 (2)	InterDigital, Inc.	304,222	0.1
20,726 (1)(2)	IonQ, Inc.	145,704	0.1
6,764 (1)	Iteris, Inc.	29,288	0.0
4,824 (1)	Itron, Inc.	477,383	0.2
7,915 (1)	Jamf Holding Corp.	130,598	0.1
13,435 (1)	Kaltura, Inc.	16,122	0.0
2,953 (1)	Kimball Electronics, Inc.	64,907	0.0
9,361 (1)	Knowles Corp.	161,571	0.1
5,780	Kulicke & Soffa Industries, Inc.	284,318	0.1
13,194 (1)	Lightwave Logic, Inc.	39,450	0.0
6,900 (1)	LiveRamp Holdings, Inc.	213,486	0.1
28,905 (1)(2)	Marathon Digital Holdings, Inc.	573,764	0.2
27,578 (1)	Matterport, Inc.	123,274	0.1
6,418	Maximus, Inc.	550,023	0.2
8,382 (1)	MaxLinear, Inc.	168,813	0.1
2,987 (1)	MeridianLink, Inc.	63,802	0.0
3,618	Methode Electronics, Inc.	37,446	0.0
22,733 (1)(2)	MicroVision, Inc.	24,097	0.0
21,300 (1)	Mirion Technologies, Inc.	228,762	0.1
4,990 (1)	Mitek Systems, Inc.	55,788	0.0
7,830 (1)	N-able, Inc.	119,251	0.1
3,733	Napco Security Technologies, Inc.	193,929	0.1
13,541 (1)	Navitas Semiconductor Corp.	53,216	0.0
7,659 (1)	NCR Atleos Corp.	206,946	0.1
15,334 (1)	NCR Corp.	189,375	0.1
3,208 (1)	NETGEAR, Inc.	49,082	0.0
7,340 (1)	NetScout Systems, Inc.	134,249	0.1
8,083 (1)	NextNav, Inc.	65,553	0.0
5,188 (1)	nLight, Inc.	56,705	0.0
3,786 (1)	Novanta, Inc.	617,534	0.2
591	NVE Corp.	44,142	0.0
11,675 (1)	Olo, Inc. - Class A	51,604	0.0
4,136 (1)	OneSpan, Inc.	53,024	0.0
1,727 (1)	OSI Systems, Inc.	237,497	0.1
4,603 (1)	Ouster, Inc.	45,247	0.0
4,271 (1)	Pagaya Technologies Ltd. - Class A	54,497	0.0
9,421 (1)	PagerDuty, Inc.	216,024	0.1
3,578 (1)	PAR Technology Corp.	168,488	0.1
1,335	PC Connection, Inc.	85,707	0.0
3,416 (1)	PDF Solutions, Inc.	124,274	0.1
3,627 (1)	Perficient, Inc.	271,263	0.1
6,559 (1)	Photronics, Inc.	161,811	0.1
2,913 (1)	Plexus Corp.	300,563	0.1
8,491 (1)	Porch Group, Inc.	12,821	0.0

See Accompanying Notes to Financial Statements

93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,947	Power Integrations, Inc.	$417,420	0.2
9,895 (1)	Powerfleet, Inc. NJ	45,219	0.0
6,166 (1)	PowerSchool Holdings, Inc. - Class A	138,057	0.1
4,486	Progress Software Corp.	243,410	0.1
4,869 (1)	PROS Holdings, Inc.	139,497	0.1
6,177 (1)	Q2 Holdings, Inc.	372,658	0.1
3,903 (1)	Qualys, Inc.	556,568	0.2
7,416 (1)	Rackspace Technology, Inc.	22,100	0.0
11,482 (1)	Rambus, Inc.	674,682	0.3
6,500 (1)	Rapid7, Inc.	280,995	0.1
1,332 (1)	Red Violet, Inc.	33,833	0.0
9,706 (1)	Repay Holdings Corp.	102,495	0.0
10,752 (1)	Ribbon Communications, Inc.	35,374	0.0
6,571 (1)	Rimini Street, Inc.	20,173	0.0
28,638 (1)(2)	Riot Platforms, Inc.	261,751	0.1
1,986 (1)	Rogers Corp.	239,531	0.1
39,839 (1)	Sabre Corp.	106,370	0.0
5,800 (1)	Sanmina Corp.	384,250	0.2
3,365	Sapiens International Corp. NV	114,174	0.0
2,683 (1)	ScanSource, Inc.	118,884	0.0
3,933 (1)	SEMrush Holdings, Inc. - Class A	52,663	0.0
6,834 (1)	Semtech Corp.	204,200	0.1
3,339 (1)	Silicon Laboratories, Inc.	369,394	0.1
1,946 (1)	SiTime Corp.	242,043	0.1
3,068 (1)	SkyWater Technology, Inc.	23,470	0.0
5,445 (1)	SMART Global Holdings, Inc.	124,527	0.1
21,172 (1)	SmartRent, Inc.	50,601	0.0
6,038	SolarWinds Corp.	72,758	0.0
29,968 (1)	SoundHound AI, Inc. - Class A	118,374	0.0
10,790 (1)	Sprinklr, Inc. - Class A	103,800	0.0
5,176 (1)	Sprout Social, Inc. - Class A	184,680	0.1
3,921 (1)	SPS Commerce, Inc.	737,775	0.3
6,390 (1)	Squarespace, Inc. - Class A	278,796	0.1
4,116 (1)	Synaptics, Inc.	363,031	0.1
6,334 (1)	Telos Corp.	25,462	0.0
12,446 (1)	Tenable Holdings, Inc.	542,397	0.2
24,343 (1)	Terawulf, Inc.	108,326	0.0
11,432 (1)	Thoughtworks Holding, Inc.	32,467	0.0
10,715 (1)	TTM Technologies, Inc.	208,192	0.1
1,036 (1)	Tucows, Inc. - Class A	20,016	0.0
1,887 (1)	Turtle Beach Corp.	27,060	0.0
4,748 (1)	Ultra Clean Holdings, Inc.	232,652	0.1
7,327 (1)	Unisys Corp.	30,261	0.0
11,584 (1)	Varonis Systems, Inc.	555,684	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,915 (1)	Veeco Instruments, Inc.	$276,290	0.1
6,508 (1)	Verint Systems, Inc.	209,558	0.1
5,769 (1)	Vertex, Inc. - Class A	207,968	0.1
12,837 (1)	Viasat, Inc.	163,030	0.1
23,365 (1)	Viavi Solutions, Inc.	160,518	0.1
13,215	Vishay Intertechnology, Inc.	294,695	0.1
1,535 (1)	Vishay Precision Group, Inc.	46,725	0.0
4,320 (1)	Weave Communications, Inc.	38,966	0.0
5,326 (1)	Workiva, Inc.	388,745	0.2
12,103	Xerox Holdings Corp.	140,637	0.1
4,968 (1)	Xperi, Inc.	40,787	0.0
11,340 (1)	Yext, Inc.	60,669	0.0
17,375 (1)	Zeta Global Holdings Corp. - Class A	306,669	0.1
13,895 (1)	Zuora, Inc. - Class A	137,977	0.1
		35,951,337	13.7

	Materials: 4.5%
2,906	AdvanSix, Inc.	66,606	0.0
1,174	Alpha Metallurgical Resources, Inc.	329,342	0.1
3,055	American Vanguard Corp.	26,273	0.0
114,734 (1)(2)	Arcadium Lithium PLC	385,506	0.2
1,853	Arch Resources, Inc.	282,082	0.1
16,043	Ardagh Metal Packaging SA	54,546	0.0
2,912 (1)	Arq, Inc.	17,676	0.0
4,430 (1)	ASP Isotopes, Inc.	13,556	0.0
6,161 (1)	Aspen Aerogels, Inc.	146,940	0.1
9,476	Avient Corp.	413,627	0.2
3,437	Balchem Corp.	529,126	0.2
5,706	Cabot Corp.	524,324	0.2
1,817	Caledonia Mining Corp. PLC	17,661	0.0
5,025	Carpenter Technology Corp.	550,639	0.2
5,581 (1)	Century Aluminum Co.	93,482	0.0
1,845 (1)	Clearwater Paper Corp.	89,427	0.0
41,832 (1)	Coeur Mining, Inc.	235,096	0.1
12,165	Commercial Metals Co.	668,953	0.3
3,705	Compass Minerals International, Inc.	38,273	0.0
13,602 (1)	Constellium SE	256,398	0.1
949 (1)	Contango ORE, Inc.	17,148	0.0
8,253 (1)	Dakota Gold Corp.	21,045	0.0
12,646 (1)	Ecovyst, Inc.	113,435	0.1
3,097	Greif, Inc. - Class A	177,985	0.1
2,081	Hawkins, Inc.	189,371	0.1
1,302	Haynes International, Inc.	76,427	0.0
5,740	HB Fuller Co.	441,750	0.2
62,801	Hecla Mining Co.	304,585	0.1
28,967 (1)	i-80 Gold Corp.	31,284	0.0

See Accompanying Notes to Financial Statements

94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
3,867 (1)	Ingevity Corp.	$169,027	0.1
2,653	Innospec, Inc.	327,884	0.1
1,264 (1)	Intrepid Potash, Inc.	29,616	0.0
8,944 (1)(2)	Ivanhoe Electric, Inc. / US	83,895	0.0
1,667	Kaiser Aluminum Corp.	146,529	0.1
5,957 (1)	Knife River Corp.	417,824	0.2
2,236	Koppers Holdings, Inc.	82,710	0.0
2,589	Kronos Worldwide, Inc.	32,491	0.0
4,083 (1)	Lifezone Metals Ltd.	31,357	0.0
6,107 (1)	LSB Industries, Inc.	49,955	0.0
2,175	Materion Corp.	235,183	0.1
5,831	Mativ Holdings, Inc.	98,894	0.0
3,411	Minerals Technologies, Inc.	283,659	0.1
3,947	Myers Industries, Inc.	52,811	0.0
26,525 (1)	Novagold Resources, Inc.	91,777	0.0
16,295 (1)	O-I Glass, Inc.	181,363	0.1
1,225	Olympic Steel, Inc.	54,917	0.0
6,229	Orion SA	136,664	0.1
4,463	Pactiv Evergreen, Inc.	50,521	0.0
15,985 (1)	Perimeter Solutions SA	125,163	0.1
4,421 (1)	Perpetua Resources Corp.	22,989	0.0
1,943 (1)(2)	Piedmont Lithium, Inc.	19,391	0.0
13,127 (1)(2)	PureCycle Technologies, Inc.	77,712	0.0
1,471	Quaker Chemical Corp.	249,629	0.1
3,357	Ramaco Resources, Inc. - Class A	41,795	0.0
4,727 (1)	Ranpak Holdings Corp.	30,395	0.0
7,008 (1)	Rayonier Advanced Materials, Inc.	38,124	0.0
3,103	Ryerson Holding Corp.	60,508	0.0
2,824	Schnitzer Steel Industries, Inc. - Class A	43,122	0.0
4,484	Sensient Technologies Corp.	332,668	0.1
538 (1)	Smith-Midland Corp.	14,897	0.0
21,615	SSR Mining, Inc.	97,484	0.0
2,328	Stepan Co.	195,459	0.1
12,631 (1)	Summit Materials, Inc. - Class A	462,421	0.2
9,118	SunCoke Energy, Inc.	89,356	0.0
3,739	Sylvamo Corp.	256,495	0.1
4,681 (1)	TimkenSteel Corp.	94,884	0.0
4,351	TriMas Corp.	111,212	0.1
12,539	Tronox Holdings PLC	196,737	0.1
226	United States Lime & Minerals, Inc.	82,305	0.0
1,009 (1)	Universal Stainless & Alloy Products, Inc.	27,626	0.0
5,494	Warrior Met Coal, Inc.	344,858	0.1
3,425	Worthington Industries, Inc.	162,105	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
3,484	Worthington Steel, Inc.	$116,226	0.1
		11,963,201	4.5

	Real Estate: 6.0%
10,577	Acadia Realty Trust	189,540	0.1
8,165	Alexander & Baldwin, Inc.	138,478	0.1
267	Alexander's, Inc.	60,038	0.0
5,274	American Assets Trust, Inc.	118,032	0.1
6,896	American Healthcare REIT, Inc.	100,748	0.0
11,466 (1)	Anywhere Real Estate, Inc.	37,952	0.0
15,338 (1)	Apartment Investment and Management Co. - Class A	127,152	0.1
23,609	Apple Hospitality REIT, Inc.	343,275	0.1
7,488	Armada Hoffler Properties, Inc.	83,042	0.0
7,993	Braemar Hotels & Resorts, Inc.	20,382	0.0
17,932	Brandywine Realty Trust	80,335	0.0
19,832	Broadstone Net Lease, Inc.	314,734	0.1
14,218	CareTrust REIT, Inc.	356,872	0.1
2,979	CBL & Associates Properties, Inc.	69,649	0.0
1,665	Centerspace	112,604	0.1
5,652	Chatham Lodging Trust	48,155	0.0
5,066	City Office REIT, Inc.	25,229	0.0
3,083	Community Healthcare Trust, Inc.	72,111	0.0
38,732 (1)	Compass, Inc. - Class A	139,435	0.1
11,786	COPT Defense Properties	295,004	0.1
2,770	CTO Realty Growth, Inc.	48,364	0.0
24,099 (1)	Cushman & Wakefield PLC	250,630	0.1
21,932	DiamondRock Hospitality Co.	185,325	0.1
16,768	DigitalBridge Group, Inc.	229,722	0.1
25,112	Diversified Healthcare Trust	76,592	0.0
16,970	Douglas Emmett, Inc.	225,871	0.1
9,965	Easterly Government Properties, Inc.	123,267	0.1
9,397	Elme Communities	149,694	0.1
14,493	Empire State Realty Trust, Inc. - Class A	135,944	0.1
11,090 (1)	Equity Commonwealth	215,146	0.1
18,277	Essential Properties Realty Trust, Inc.	506,456	0.2

See Accompanying Notes to Financial Statements

95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
8,711 (2)	eXp World Holdings, Inc.	$98,304	0.0
5,132	Farmland Partners, Inc.	59,172	0.0
2,124 (1)	Forestar Group, Inc.	67,947	0.0
9,815	Four Corners Property Trust, Inc.	242,136	0.1
1,954 (1)	FRP Holdings, Inc.	55,728	0.0
5,479	Getty Realty Corp.	146,070	0.1
4,657	Gladstone Commercial Corp.	66,455	0.0
4,301	Gladstone Land Corp.	58,881	0.0
6,829	Global Medical REIT, Inc.	62,007	0.0
21,052	Global Net Lease, Inc.	154,732	0.1
14,386	Hudson Pacific Properties, Inc.	69,197	0.0
23,468	Independence Realty Trust, Inc.	439,790	0.2
7,668	Industrial Logistics Properties Trust	28,217	0.0
2,959	Innovative Industrial Properties, Inc.	323,182	0.1
7,407	InvenTrust Properties Corp.	183,397	0.1
9,571	JBG SMITH Properties	145,766	0.1
12,081	Kennedy-Wilson Holdings, Inc.	117,427	0.1
22,772	Kite Realty Group Trust	509,637	0.2
30,175	L.P. Industrial Trust	275,196	0.1
4,630	LTC Properties, Inc.	159,735	0.1
22,774	Macerich Co.	351,631	0.1
2,758	Marcus & Millichap, Inc.	86,932	0.0
4,500	National Health Investors, Inc.	304,785	0.1
1,624	NET Lease Office Properties	39,983	0.0
7,794 (2)	NetSTREIT Corp.	125,483	0.1
14,546	Newmark Group, Inc. - Class A	148,806	0.1
108	NexPoint Diversified Real Estate Trust	597	0.0
2,499	NexPoint Residential Trust, Inc.	98,736	0.0
2,423	One Liberty Properties, Inc.	56,892	0.0
65,147 (1)	Opendoor Technologies, Inc.	119,871	0.1
6,983	Orion Office REIT, Inc.	25,069	0.0
15,493	Outfront Media, Inc.	221,550	0.1
20,228	Paramount Group, Inc.	93,656	0.0
4,074	Peakstone Realty Trust	43,184	0.0
12,484	Pebblebrook Hotel Trust	171,655	0.1
12,933	Phillips Edison & Co., Inc.	423,038	0.2
13,443	Piedmont Office Realty Trust, Inc. - Class A	97,462	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
4,838	Plymouth Industrial REIT, Inc.	$103,436	0.0
8,335	PotlatchDeltic Corp.	328,316	0.1
2,285	RE/MAX Holdings, Inc. - Class A	18,509	0.0
10,590 (1)	Real Brokerage, Inc.	42,994	0.0
12,262 (1)	Redfin Corp.	73,695	0.0
13,037	Retail Opportunity Investments Corp.	162,050	0.1
15,983	RLJ Lodging Trust	153,916	0.1
2,037	RMR Group, Inc. - Class A	46,036	0.0
6,141	Ryman Hospitality Properties, Inc.	613,240	0.2
24,306	Sabra Health Care REIT, Inc.	374,312	0.1
5,604	Safehold, Inc.	108,101	0.0
1,477	Saul Centers, Inc.	54,309	0.0
17,592	Service Properties Trust	90,423	0.0
19,678	SITE Centers Corp.	285,331	0.1
6,943	SL Green Realty Corp.	393,252	0.2
3,915	St Joe Co.	214,151	0.1
11,875	Summit Hotel Properties, Inc.	71,131	0.0
21,372	Sunstone Hotel Investors, Inc.	223,551	0.1
11,236	Tanger Factory Outlet Centers, Inc.	304,608	0.1
2,811 (1)	Tejon Ranch Co.	47,956	0.0
9,981	Terreno Realty Corp.	590,676	0.2
7,121	UMH Properties, Inc.	113,865	0.1
25,332	Uniti Group, Inc.	73,969	0.0
1,542	Universal Health Realty Income Trust	60,354	0.0
12,548	Urban Edge Properties	231,762	0.1
8,469	Veris Residential, Inc.	127,035	0.1
5,620	Whitestone REIT	74,802	0.0
10,939	Xenia Hotels & Resorts, Inc.	156,756	0.1
		15,690,620	6.0

	Utilities: 2.7%
6,019	ALLETE, Inc.	375,285	0.1
8,397 (1)	Altus Power, Inc.	32,916	0.0
3,963	American States Water Co.	287,595	0.1
8,103	Avista Corp.	280,445	0.1
7,081	Black Hills Corp.	385,065	0.2
12,667	Brookfield Infrastructure Corp. - Class A	426,371	0.2
5,958 (1)	Cadiz, Inc.	18,410	0.0
6,161	California Water Service Group	298,747	0.1
2,407	Chesapeake Utilities Corp.	255,623	0.1
1,736	Consolidated Water Co. Ltd.	46,073	0.0

See Accompanying Notes to Financial Statements

96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
2,147	Genie Energy Ltd. - Class B	$31,389	0.0
11,729	Hawaiian Electric Industries, Inc.	105,796	0.0
3,894	MGE Energy, Inc.	290,960	0.1
2,014	Middlesex Water Co.	105,252	0.0
7,590 (1)	Montauk Renewables, Inc.	43,263	0.0
10,378	New Jersey Resources Corp.	443,556	0.2
4,225	Northwest Natural Holding Co.	152,565	0.1
6,429	NorthWestern Corp.	321,964	0.1
5,945	ONE Gas, Inc.	379,588	0.2
5,661	Ormat Technologies, Inc.	405,894	0.2
4,375	Otter Tail Corp.	383,206	0.2
9,477	PNM Resources, Inc.	350,270	0.1
10,402	Portland General Electric Co.	449,782	0.2
3,522	SJW Group	190,963	0.1
6,447	Southwest Gas Holdings, Inc.	453,740	0.2
5,668	Spire, Inc.	344,218	0.1
11,480 (1)(2)	Sunnova Energy International, Inc.	64,058	0.0
1,898	Unitil Corp.	98,297	0.0
2,032	York Water Co.	75,367	0.0
		7,096,658	2.7
	Total Common Stock (Cost $242,034,785)	260,683,719	99.0
RIGHTS: 0.0%
	Consumer, Non-cyclical: 0.0%
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	3,409	0.0

	Total Rights (Cost $—)	3,409	0.0
WARRANTS: 0.0%
	Warrants: 0.0%
3,577	Danimer Scientific, Inc.	322	0.0
	Total Warrants (Cost $—)	322	0.0
	Total Long-Term Investments (Cost $242,034,785)	260,687,450	99.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.0%
	Repurchase Agreements: 3.0%
347,311 (5)	Bank of America Securites, Inc., Repurchase Agreement dated 06/28/2024, 5.330%, due 07/01/2024 (Repurchase Amount $347,463, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $354,257, due 01/01/31-05/01/54)	$347,311	0.2
1,886,531 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,887,373, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,924,262, due 08/08/24-04/20/74)	1,886,531	0.7
1,886,531 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,887,373, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,924,262, due 04/30/27-04/20/72)	1,886,531	0.7

See Accompanying Notes to Financial Statements

97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,886,531 (5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/28/2024, 5.310%, due 07/01/2024 (Repurchase Amount $1,887,354, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.500%, Market Value plus accrued interest $1,924,262, due 08/15/24-03/01/54)	$1,886,531	0.7
1,886,531 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $1,887,356, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 6.500%, Market Value plus accrued interest $1,924,263, due 04/30/26-08/01/58)	1,886,531	0.7
	Total Repurchase Agreements (Cost $7,893,435)	7,893,435	3.0

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 1.0%
2,742,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $2,742,000)	$2,742,000	1.0

	Total Short-Term Investments (Cost $10,635,435)	10,635,435	4.0
	Total Investments in Securities (Cost $252,670,220)	$271,322,885	103.0
	Liabilities in Excess of Other Assets	(7,975,920)	(3.0)
	Net Assets	$263,346,965	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $21,407 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

98

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,567,744	$—	$—	$6,567,744
Consumer Discretionary	25,817,049	—	—	25,817,049
Consumer Staples	7,241,843	—	—	7,241,843
Consumer, Non-cyclical	66,808	—	14,627	81,435
Energy	17,226,990	—	—	17,226,990
Financials	44,177,307	—	—	44,177,307
Foreign Stock	81,645	—	—	81,645
Health Care	44,824,971	—	3,371	44,828,342
Industrials	43,959,548	—	—	43,959,548
Information Technology	35,951,337	—	—	35,951,337
Materials	11,963,201	—	—	11,963,201
Real Estate	15,690,620	—	—	15,690,620
Utilities	7,096,658	—	—	7,096,658
Total Common Stock	260,665,721	—	17,998	260,683,719
Rights	—	—	3,409	3,409
Warrants	—	322	—	322
Short-Term Investments	2,742,000	7,893,435	—	10,635,435
Total Investments, at fair value	$263,407,721	$7,893,757	$21,407	$271,322,885
Other Financial Instruments+
Futures	46,304	—	—	46,304
Total Assets	$263,454,025	$7,893,757	$21,407	$271,369,189

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Cartesian Therapeutics, Inc. CVR	12/12/2023	$—	$3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc.	5/31/2024	—	14,627
		$—	$21,407

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
E-mini Russell 2000 Index	34	09/20/24	$3,510,500	$46,304
			$3,510,500	$46,304

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

See Accompanying Notes to Financial Statements

99

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$46,304
Total Asset Derivatives		$46,304

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$294,798
Total	$294,798

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(825,195)
Total	$(825,195)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $254,041,653.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,915,490
Gross Unrealized Depreciation	(27,587,954)
Net Unrealized Appreciation	$17,327,536

See Accompanying Notes to Financial Statements

100

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221498 (0624)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2024